United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Aggressive Allocation Fund

Class A: TAAAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$107	0.93%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Aggressive Allocation Fund (Class A), earned a return of 30.33%, outperforming its peer group, the Morningstar Aggressive Allocation category which returned 29.22%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000
10/15	9,815	9,997	10,520	10,196	9,532
10/16	9,947	10,201	10,994	10,641	9,553
10/17	12,265	12,568	13,593	10,737	11,812
10/18	12,620	12,503	14,591	10,517	10,838
10/19	13,831	14,078	16,681	11,727	12,059
10/20	14,539	14,766	18,301	12,453	11,745
10/21	20,216	20,270	26,155	12,393	15,228
10/22	16,594	16,225	22,334	10,450	11,463
10/23	17,341	17,929	24,599	10,487	12,847
10/24	22,629	23,808	33,950	11,593	15,972

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Foreign Government

  Asset-Backed Securities

  Basic Materials

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	30.33%	10.35%	9.01%
Class A (including sales charge)Footnote Reference1	24.65%	9.33%	8.51%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,716,078,241	979	48%	$18,182,661

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.4%
Thrivent International Allocation Fund, Class S	6.0%
Thrivent Mid Cap Stock Fund, Class S	4.9%
Thrivent Large Cap Value Fund, Class S	4.8%
Thrivent Core International Equity Fund	2.9%
Thrivent Core Mid Cap Value Fund	2.5%
Thrivent Global Stock Fund, Class S	2.3%
Thrivent Small Cap Stock Fund, Class S	2.2%
Thrivent Core Emerging Markets Equity Fund	1.9%
NVIDIA Corporation	1.3%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	31.3%
Mid Cap	24.8%
Short-Term Investments	13.5%
International	12.8%
Small Cap	12.2%
Investment Grade Debt	4.2%
Private Equity	1.1%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	37.2%
Information Technology	9.3%
Industrials	6.7%
Financials	6.4%
Health Care	5.0%
Consumer Discretionary	4.6%
Communications Services	2.7%
Mortgage-Backed Securities	2.3%
Consumer Staples	2.0%
U.S. Government & Agencies	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Aggressive Allocation Fund - Class A: TAAAX

Annual Shareholder Report - October 31, 2024

Thrivent Aggressive Allocation Fund

Class S: TAAIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$87	0.75%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Aggressive Allocation Fund (Class S), earned a return of 30.60%, outperforming its peer group, the Morningstar Aggressive Allocation category which returned 29.22%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000
10/15	10,329	9,997	10,520	10,196	9,532
10/16	10,503	10,201	10,994	10,641	9,553
10/17	12,985	12,568	13,593	10,737	11,812
10/18	13,401	12,503	14,591	10,517	10,838
10/19	14,715	14,078	16,681	11,727	12,059
10/20	15,487	14,766	18,301	12,453	11,745
10/21	21,582	20,270	26,155	12,393	15,228
10/22	17,740	16,225	22,334	10,450	11,463
10/23	18,573	17,929	24,599	10,487	12,847
10/24	24,271	23,808	33,950	11,593	15,972

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Foreign Government

  Asset-Backed Securities

  Basic Materials

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	30.60%	10.53%	9.27%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,716,078,241	979	48%	$18,182,661

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.4%
Thrivent International Allocation Fund, Class S	6.0%
Thrivent Mid Cap Stock Fund, Class S	4.9%
Thrivent Large Cap Value Fund, Class S	4.8%
Thrivent Core International Equity Fund	2.9%
Thrivent Core Mid Cap Value Fund	2.5%
Thrivent Global Stock Fund, Class S	2.3%
Thrivent Small Cap Stock Fund, Class S	2.2%
Thrivent Core Emerging Markets Equity Fund	1.9%
NVIDIA Corporation	1.3%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	31.3%
Mid Cap	24.8%
Short-Term Investments	13.5%
International	12.8%
Small Cap	12.2%
Investment Grade Debt	4.2%
Private Equity	1.1%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	37.2%
Information Technology	9.3%
Industrials	6.7%
Financials	6.4%
Health Care	5.0%
Consumer Discretionary	4.6%
Communications Services	2.7%
Mortgage-Backed Securities	2.3%
Consumer Staples	2.0%
U.S. Government & Agencies	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Aggressive Allocation Fund - Class S: TAAIX

Annual Shareholder Report - October 31, 2024

Thrivent Balanced Income Plus Fund

Class A: AABFX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Balanced Income Plus Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$107	0.97%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Balanced Income Plus Fund (Class A), earned a return of 19.04%, outperforming its peer group, the Morningstar Moderately Conservative Allocation category which returned 18.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000	10,000
10/15	9,759	9,997	10,196	9,944	10,252	10,177
10/16	10,035	10,201	10,641	10,802	10,588	10,298
10/17	11,117	12,568	10,737	11,660	10,644	12,643
10/18	11,228	12,503	10,517	11,695	10,483	12,789
10/19	12,081	14,078	11,727	12,893	11,412	14,413
10/20	12,275	14,766	12,453	13,480	11,863	15,042
10/21	15,122	20,270	12,393	14,706	11,794	21,122
10/22	12,891	16,225	10,450	13,041	10,020	17,219
10/23	13,314	17,929	10,487	13,816	9,938	19,024
10/24	15,848	23,808	11,593	15,858	11,074	25,431

Asset Sector

Top Contributors

Least Contributors

  Financials

  Information Technology

  Industrials

  Commercial Mortgage-Backed Securities

  Transportation

  Basic Materials

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	19.04%	5.58%	5.20%
Class A (including sales charge)Footnote Reference1	13.71%	4.61%	4.71%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	14.77%	4.23%	4.72%
Bloomberg U.S. Mortgage-Backed Securities Index	11.44%	-0.60%	1.03%
MSCI World Index - USD Net Returns	33.68%	12.03%	9.78%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$418,196,708	1,950	77%	$2,269,915

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	6.8%
Thrivent Core Emerging Markets Debt Fund	5.0%
NVIDIA Corporation	1.4%
Microsoft Corporation	1.2%
Apple, Inc.	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
U.S. Treasury Bonds	0.9%
U.S. Treasury Notes	0.8%
Alphabet, Inc., Class C	0.8%
Meta Platforms, Inc.	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	46.4%
Common Stock	33.0%
Registered Investments Companies	12.2%
Short-Term Investments	7.6%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	12.9%
U.S. Affiliated Registered Investment Companies	11.8%
Financials	10.6%
Information Technology	9.3%
U.S. Government & Agencies	6.0%
Consumer Discretionary	5.5%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	5.3%
Industrials	4.6%
Communications Services	3.8%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund no longer invested in leveraged loans or compared its performance to the Morningstar LSTA US Leveraged Loan Index.

  Effective January 1, 2024, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2025, to waive a portion of the management fees associated with the Class A shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.97% from the previous annual rate of 0.99% of the average daily net assets of the Class A shares.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Balanced Income Plus Fund - Class A: AABFX

Annual Shareholder Report - October 31, 2024

Thrivent Balanced Income Plus Fund

Class S: IBBFX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Balanced Income Plus Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$83	0.75%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Balanced Income Plus Fund (Class S), earned a return of 19.36%, outperforming its peer group, the Morningstar Moderately Conservative Allocation category which returned 18.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000	10,000
10/15	10,258	9,997	10,196	9,944	10,252	10,177
10/16	10,597	10,201	10,641	10,802	10,588	10,298
10/17	11,772	12,568	10,737	11,660	10,644	12,643
10/18	11,926	12,503	10,517	11,695	10,483	12,789
10/19	12,871	14,078	11,727	12,893	11,412	14,413
10/20	13,112	14,766	12,453	13,480	11,863	15,042
10/21	16,202	20,270	12,393	14,706	11,794	21,122
10/22	13,844	16,225	10,450	13,041	10,020	17,219
10/23	14,323	17,929	10,487	13,816	9,938	19,024
10/24	17,096	23,808	11,593	15,858	11,074	25,431

Asset Sector

Top Contributors

Least Contributors

  Financials

  Information Technology

  Industrials

  Commercial Mortgage-Backed Securities

  Transportation

  Basic Materials

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	19.36%	5.84%	5.51%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	14.77%	4.23%	4.72%
Bloomberg U.S. Mortgage-Backed Securities Index	11.44%	-0.60%	1.03%
MSCI World Index - USD Net Returns	33.68%	12.03%	9.78%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$418,196,708	1,950	77%	$2,269,915

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	6.8%
Thrivent Core Emerging Markets Debt Fund	5.0%
NVIDIA Corporation	1.4%
Microsoft Corporation	1.2%
Apple, Inc.	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
U.S. Treasury Bonds	0.9%
U.S. Treasury Notes	0.8%
Alphabet, Inc., Class C	0.8%
Meta Platforms, Inc.	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	46.4%
Common Stock	33.0%
Registered Investments Companies	12.2%
Short-Term Investments	7.6%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	12.9%
U.S. Affiliated Registered Investment Companies	11.8%
Financials	10.6%
Information Technology	9.3%
U.S. Government & Agencies	6.0%
Consumer Discretionary	5.5%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	5.3%
Industrials	4.6%
Communications Services	3.8%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund no longer invested in leveraged loans or compared its performance to the Morningstar LSTA US Leveraged Loan Index.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Balanced Income Plus Fund - Class S: IBBFX

Annual Shareholder Report - October 31, 2024

Thrivent Global Stock Fund

Class A: AALGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$110	0.95%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Global Stock Fund (Class A), earned a return of 30.91%, outperforming its peer group, the Morningstar Global Large-Stock Blend category which returned 28.85%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns
10/14	9,550	10,000
10/15	9,988	9,997
10/16	9,841	10,201
10/17	12,066	12,568
10/18	12,092	12,503
10/19	13,027	14,078
10/20	13,389	14,766
10/21	18,916	20,270
10/22	15,036	16,225
10/23	16,289	17,929
10/24	21,325	23,808

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Meta Platforms, Inc.

  Amazon.com, Inc.

  Halliburton Company

  Aptiv plc

  Humana, Inc.

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Energy

  Real Estate

  Materials

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	30.91%	10.36%	8.36%
Class A (including sales charge)Footnote Reference1	25.02%	9.35%	7.87%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,097,363,996	1,144	58%	$11,088,973

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.7%
NVIDIA Corporation	2.0%
Thrivent Core Small Cap Value Fund	1.9%
Microsoft Corporation	1.8%
Apple, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc.	1.4%
Amazon.com, Inc.	1.2%
Novartis AG	0.7%
Shell plc	0.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	79.9%
Short-Term Investments	14.5%
Registered Investments Companies	5.5%
Preferred Stock	0.1%

Major Market Sectors (% of Net Assets)

Information Technology	14.6%
Financials	13.9%
Industrials	11.0%
Health Care	9.3%
Consumer Discretionary	9.2%
Communications Services	5.3%
U.S. Affiliated Registered Investment Companies	4.6%
Materials	4.0%
Consumer Staples	4.0%
Energy	3.8%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Fund - Class A: AALGX

Annual Shareholder Report - October 31, 2024

Thrivent Global Stock Fund

Class S: IILGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$74	0.64%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Global Stock Fund (Class S), earned a return of 31.31%, outperforming its peer group, the Morningstar Global Large-Stock Blend category which returned 28.85%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns
10/14	10,000	10,000
10/15	10,502	9,997
10/16	10,389	10,201
10/17	12,785	12,568
10/18	12,856	12,503
10/19	13,900	14,078
10/20	14,342	14,766
10/21	20,318	20,270
10/22	16,206	16,225
10/23	17,620	17,929
10/24	23,137	23,808

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Meta Platforms, Inc.

  Amazon.com, Inc.

  Halliburton Company

  Aptiv plc

  Humana, Inc.

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Energy

  Real Estate

  Materials

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	31.31%	10.73%	8.75%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,097,363,996	1,144	58%	$11,088,973

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.7%
NVIDIA Corporation	2.0%
Thrivent Core Small Cap Value Fund	1.9%
Microsoft Corporation	1.8%
Apple, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc.	1.4%
Amazon.com, Inc.	1.2%
Novartis AG	0.7%
Shell plc	0.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	79.9%
Short-Term Investments	14.5%
Registered Investments Companies	5.5%
Preferred Stock	0.1%

Major Market Sectors (% of Net Assets)

Information Technology	14.6%
Financials	13.9%
Industrials	11.0%
Health Care	9.3%
Consumer Discretionary	9.2%
Communications Services	5.3%
U.S. Affiliated Registered Investment Companies	4.6%
Materials	4.0%
Consumer Staples	4.0%
Energy	3.8%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 17, 2024, shareholders of Thrivent Low Volatility Equity Fund approved the merger of that fund into Thrivent Opportunity Global Stock Fund. The merger occurred at the close of business on October 24, 2024.

  Effective October 25, 2024, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.66% of the average daily net assets of the Class S shares.  As of the prior fiscal year end, the Fund did not have an operating expense cap.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Fund - Class S: IILGX

Annual Shareholder Report - October 31, 2024

Thrivent Government Bond Fund

Class A: TBFAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$82	0.78%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Government Bond Fund (Class A), earned a return of 9.96%, outperforming its peer group, the Morningstar Intermediate Government category which returned 9.46%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
10/14	9,800	10,000	10,000	10,000
10/15	9,980	10,196	10,239	10,207
10/16	10,315	10,641	10,579	10,454
10/17	10,258	10,737	10,505	10,510
10/18	10,054	10,517	10,299	10,434
10/19	10,942	11,727	11,440	11,307
10/20	11,573	12,453	12,235	11,852
10/21	11,399	12,393	11,935	11,756
10/22	9,954	10,450	10,253	10,656
10/23	9,812	10,487	10,189	10,945
10/24	10,789	11,593	11,047	11,714

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes 4.500%, 11/15/2033

  U.S. Treasury Notes 3.875%, 9/30/2029

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 4.500%, 12/1/2052

  U.S. Treasury Notes 3.875%, 8/15/2034

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 5.000%, 2/1/2024

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 4.000%, 10/1/2024

Asset Sector

Top Contributors

Least Contributors

  Mortgage-Backed Securities

  U.S. Government & Agencies

  Collateralized Mortgage Obligations

  Foreign Government

  Commercial Mortgage-Backed Securities

  Asset-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	9.96%	-0.28%	0.97%
Class A (including sales charge)Footnote Reference1	7.74%	-0.69%	0.76%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury Index	8.41%	-0.70%	1.00%
Bloomberg U.S. Agency Index	7.03%	0.71%	1.60%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$34,137,045	68	379%	$211,367

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	38.6%
U.S.. Government & Agencies	33.3%
Collateralized Mortgage Obligations	12.8%
Asset-Backed Securities	8.1%
Commercial Mortgage-Backed Securities	6.0%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	10.3%
U.S. Treasury Notes	10.2%
U.S. Treasury Notes	5.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	5.0%
U.S. Treasury Bonds	3.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.6%
Federal Home Loan Bank	2.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 10-Yr. Pass Through	2.2%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	91.7%
Short-Term Investments	8.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2025, to waive a portion of the management fees associated with the Class A shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.80% from the previous annual rate of 0.75% of the average daily net assets of the Class A shares.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	4.0
AAA	1.3
U.S. Gov't Guaranteed	91.2

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Fund - Class A: TBFAX

Annual Shareholder Report - October 31, 2024

Thrivent Government Bond Fund

Class S: TBFIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$55	0.52%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Government Bond Fund (Class S), earned a return of 10.25%, outperforming its peer group, the Morningstar Intermediate Government category which returned 9.46%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
10/14	10,000	10,000	10,000	10,000
10/15	10,217	10,196	10,239	10,207
10/16	10,566	10,641	10,579	10,454
10/17	10,516	10,737	10,505	10,510
10/18	10,318	10,517	10,299	10,434
10/19	11,241	11,727	11,440	11,307
10/20	11,902	12,453	12,235	11,852
10/21	11,758	12,393	11,935	11,756
10/22	10,276	10,450	10,253	10,656
10/23	10,152	10,487	10,189	10,945
10/24	11,192	11,593	11,047	11,714

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes 4.500%, 11/15/2033

  U.S. Treasury Notes 3.875%, 9/30/2029

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 4.500%, 12/1/2052

  U.S. Treasury Notes 3.875%, 8/15/2034

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 5.000%, 2/1/2024

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 4.000%, 10/1/2024

Asset Sector

Top Contributors

Least Contributors

  Mortgage-Backed Securities

  U.S. Government & Agencies

  Collateralized Mortgage Obligations

  Foreign Government

  Commercial Mortgage-Backed Securities

  Asset-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	10.25%	-0.09%	1.13%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury Index	8.41%	-0.70%	1.00%
Bloomberg U.S. Agency Index	7.03%	0.71%	1.60%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$34,137,045	68	379%	$211,367

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	38.6%
U.S. Government & Agencies	33.3%
Collateralized Mortgage Obligations	12.8%
Asset-Backed Securities	8.1%
Commercial Mortgage-Backed Securities	6.0%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	10.3%
U.S. Treasury Notes	10.2%
U.S. Treasury Notes	5.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	5.0%
U.S. Treasury Bonds	3.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.6%
Federal Home Loan Bank	2.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 10-Yr. Pass Through	2.2%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	91.7%
Short-Term Investments	8.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	4.0
AAA	1.3
U.S. Gov't Guaranteed	91.2

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Fund - Class S: TBFIX

Annual Shareholder Report - October 31, 2024

Thrivent High Income Municipal Bond Fund

Class S: THMBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent High Income Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$65	0.60%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, High Income Municipal Bond Fund (Class S), earned a return of 17.26%, outperforming its peer group, the Morningstar High Yield Muni category which returned 15.30%. The Fund’s broad-based benchmark Bloomberg Municipal Bond Index earned a return of 9.70% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform since inception?

	Class SFootnote Reference1	Bloomberg Municipal Bond Index	Bloomberg 65% High Grade/35% High Yield Bond Index
02/18	10,000	10,000	10,000
10/18	10,079	10,047	10,171
10/19	11,239	10,993	11,208
10/20	11,176	11,388	11,528
10/21	12,239	11,688	12,150
10/22	9,925	10,288	10,502
10/23	10,258	10,560	10,829
10/24	12,029	11,584	12,168

Individual Holdings

Top Contributors

Least Contributors

  Buckeye Tobacco Settlement Financing Auth., OH Rev. Refg.

  Public Finance Auth., WI Rev. (Fargo-Moorhead Metropolitan Area Flood Risk Management)

  North Carolina Medical Care Commission Retirement Fac. Rev. Refg. (Plantation Village, Inc.)

  Bertram, TX LTGO and Limited Pledge Rev. Certificates of Obligation

  Iron County, UT Sales Tax Rev.

  SkyRidge Pegasus Infrastructure Financing District, UT SAB

Asset Sector

Top Contributors

Least Contributors

  Education

  Health Care

  Tax Revenue

  Escrowed/Pre-refunded

  Electric Revenue

  Water & Sewer

Average Annual Total Returns *	1 Year	5 year	Since Inception 2/28/2018
Class SFootnote Reference1	17.26%	1.37%	2.81%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.23%
Bloomberg 65% High Grade/35% High Yield Bond Index	12.37%	1.66%	2.98%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$45,467,573	189	75%	$196,322

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Education	26.3%
Health Care	17.9%
Tax Revenue	15.9%
Transportation	12.6%
Industrial Development Revenue	9.2%
Housing Finance	5.7%
Other Revenue	3.8%
Water & Sewer	3.5%
General Obligation	2.9%
Electric Revenue	0.7%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	30.9
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.6
BA	14.2
BAA	33.8
A	10.6
AA	7.9
AAA	2.0
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Florida	8.9%
New York	8.8%
Wisconsin	8.6%
California	5.7%
Texas	5.0%
Colorado	4.8%
Minnesota	4.5%
Ohio	4.2%
Arizona	3.5%
Alabama	2.6%
Other States	41.9%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Solutions, Inc. ("Fitch"). If Moody's, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody's ratings.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Income Municipal Bond Fund - Class S: THMBX

Annual Shareholder Report - October 31, 2024

Thrivent High Yield Fund

Class A: LBHYX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$87	0.81%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, High Yield Fund (Class A), earned a return of 13.95%, underperforming its peer group, the Morningstar High Yield Bond category which returned 14.83%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
10/14	9,550	10,000	10,000
10/15	9,477	10,196	9,806
10/16	10,050	10,641	10,800
10/17	10,897	10,737	11,763
10/18	10,865	10,517	11,878
10/19	11,706	11,727	12,874
10/20	11,687	12,453	13,323
10/21	12,696	12,393	14,726
10/22	11,335	10,450	12,994
10/23	11,898	10,487	13,804
10/24	13,557	11,593	16,078

Individual Holdings

Top Contributors

Least Contributors

  SPDR Bloomberg Short Term High Yield Bond ETF High Yield Bond ETF

  Bausch Health Companies, Inc.

  EQM Midstream Partners, LP

  ARD Finance SA

  Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.

  YPSO Finance BIS SA

Asset Sector

Top Contributors

Least Contributors

  Consumer Cyclical

  Consumer Non-Cyclical

  Communications Services

  Foreign Government

  Transportation

  Utilities

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	13.95%	2.98%	3.57%
Class A (including sales charge)Footnote Reference1	8.70%	2.05%	3.09%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield Bond Index	16.47%	4.55%	4.86%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$633,405,687	592	54%	$2,548,315

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.8%
Communications Services	12.8%
Energy	12.7%
Financials	12.4%
Consumer Non-Cyclical	11.5%
Capital Goods	9.9%
Technology	6.9%
Basic Materials	5.6%
Utilities	3.8%
Transportation	2.4%

Top Ten Holdings (% of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	2.2%
Caesars Entertainment, Inc.	0.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
Teva Pharmaceutical Finance Netherlands III BV	0.6%
EQM Midstream Partners, LP	0.6%
GFL Environmental, Inc.	0.5%
Tenet Healthcare Corporation	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Iron Mountain, Inc.	0.5%
Viking Cruises, Ltd.	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	92.4%
Bank Loans	3.2%
Registered Investments Companies	2.2%
Short-Term Investments	2.1%
Preferred Stock	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.2
Non-Rated	0.1
D	0.0
C	0.4
CA	0.5
CAA	9.2
B	49.1
BA	36.2
BAA	2.3
A	0.0
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Fund - Class A: LBHYX

Annual Shareholder Report - October 31, 2024

Thrivent High Yield Fund

Class S: LBHIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$58	0.54%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, High Yield Fund (Class S), earned a return of 14.25%, underperforming its peer group, the Morningstar High Yield Bond category which returned 14.83%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
10/14	10,000	10,000	10,000
10/15	9,934	10,196	9,806
10/16	10,563	10,641	10,800
10/17	11,480	10,737	11,763
10/18	11,496	10,517	11,878
10/19	12,392	11,727	12,874
10/20	12,405	12,453	13,323
10/21	13,540	12,393	14,726
10/22	12,124	10,450	12,994
10/23	12,729	10,487	13,804
10/24	14,543	11,593	16,078

Individual Holdings

Top Contributors

Least Contributors

  SPDR Bloomberg Short Term High Yield Bond ETF High Yield Bond ETF

  Bausch Health Companies, Inc.

  EQM Midstream Partners, LP

  ARD Finance SA

  Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.

  YPSO Finance BIS SA

Asset Sector

Top Contributors

Least Contributors

  Consumer Cyclical

  Consumer Non-Cyclical

  Communications Services

  Foreign Government

  Transportation

  Utilities

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	14.25%	3.25%	3.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate High Yield Bond Index	16.47%	4.55%	4.86%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$633,405,687	592	54%	$2,548,315

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.8%
Communications Services	12.8%
Energy	12.7%
Financials	12.4%
Consumer Non-Cyclical	11.5%
Capital Goods	9.9%
Technology	6.9%
Basic Materials	5.6%
Utilities	3.8%
Transportation	2.4%

Top Ten Holdings (% of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	2.2%
Caesars Entertainment, Inc.	0.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
Teva Pharmaceutical Finance Netherlands III BV	0.6%
EQM Midstream Partners, LP	0.6%
GFL Environmental, Inc.	0.5%
Tenet Healthcare Corporation	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Iron Mountain, Inc.	0.5%
Viking Cruises, Ltd.	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	92.4%
Bank Loans	3.2%
Registered Investments Companies	2.2%
Short-Term Investments	2.1%
Preferred Stock	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.2
Non-Rated	0.1
D	0.0
C	0.4
CA	0.5
CAA	9.2
B	49.1
BA	36.2
BAA	2.3
A	0.0
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Fund - Class S: LBHIX

Annual Shareholder Report - October 31, 2024

Thrivent Income Fund

Class A: LUBIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$81	0.76%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Income Fund (Class A), earned a return of 13.91%, outperforming its peer group, the Morningstar Corporate Bond category which returned 13.36%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
10/14	9,550	10,000	10,000
10/15	9,612	10,196	10,105
10/16	10,249	10,641	10,836
10/17	10,590	10,737	11,211
10/18	10,303	10,517	10,873
10/19	11,687	11,727	12,543
10/20	12,598	12,453	13,428
10/21	13,005	12,393	13,721
10/22	10,467	10,450	11,035
10/23	10,762	10,487	11,341
10/24	12,259	11,593	12,887

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Bonds 3.625%, 5/15/2053

  Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through 5.500%, 7/1/2053

  UBS Group AG

  U.S. Treasury Notes 3.875%, 8/15/2034

  U.S. Treasury Notes 3.750%, 12/31/2028

  U.S. Treasury Notes 3.500%, 9/30/2029

Asset Sector

Top Contributors

Least Contributors

  Financials

  Consumer Non-Cyclical

  Utilities

  Collateralized Mortgage Obligations

  Asset-Backed Securities

  Foreign Government

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	13.91%	0.96%	2.53%
Class A (including sales charge)Footnote Reference1	8.80%	0.03%	2.05%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate Bond Index	13.63%	0.54%	2.57%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,119,636,446	593	45%	$3,435,272

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	34.4%
Consumer Non-Cyclical	8.7%
Utilities	8.3%
Consumer Cyclical	8.2%
Communications Services	7.7%
Energy	6.9%
Technology	6.5%
U.S. Government & Agencies	6.0%
Capital Goods	5.2%
Transportation	2.0%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	1.9%
U.S. Treasury Notes	1.2%
U.S. Treasury Bonds	1.1%
U.S. Treasury Bonds	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.6%
UBS Group AG	0.6%
Sprint Capital Corporation	0.6%
Cheniere Energy Partners, LP	0.4%
ONEOK, Inc.	0.4%
UBS Group AG	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.3%
Short-Term Investments	2.3%
Preferred Stock	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.4
D	0.0
C	0.0
CA	0.0
CAA	0.3
B	0.4
BA	8.9
BAA	57.0
A	23.1
AA	3.0
AAA	0.1
U.S. Gov't Guaranteed	6.8

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Fund - Class A: LUBIX

Annual Shareholder Report - October 31, 2024

Thrivent Income Fund

Class S: LBIIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$50	0.47%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Income Fund (Class S), earned a return of 14.23%, outperforming its peer group, the Morningstar Corporate Bond category which returned 13.36%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
10/14	10,000	10,000	10,000
10/15	10,091	10,196	10,105
10/16	10,794	10,641	10,836
10/17	11,190	10,737	11,211
10/18	10,932	10,517	10,873
10/19	12,425	11,727	12,543
10/20	13,432	12,453	13,428
10/21	13,904	12,393	13,721
10/22	11,235	10,450	11,035
10/23	11,586	10,487	11,341
10/24	13,235	11,593	12,887

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Bonds 3.625%, 5/15/2053

  Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through 5.500%, 7/1/2053

  UBS Group AG

  U.S. Treasury Notes 3.875%, 8/15/2034

  U.S. Treasury Notes 3.750%, 12/31/2028

  U.S. Treasury Notes 3.500%, 9/30/2029

Asset Sector

Top Contributors

Least Contributors

  Financials

  Consumer Non-Cyclical

  Utilities

  Collateralized Mortgage Obligations

  Asset-Backed Securities

  Foreign Government

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	14.23%	1.27%	2.84%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Corporate Bond Index	13.63%	0.54%	2.57%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,119,636,446	593	45%	$3,435,272

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	34.4%
Consumer Non-Cyclical	8.7%
Utilities	8.3%
Consumer Cyclical	8.2%
Communications Services	7.7%
Energy	6.9%
Technology	6.5%
U.S. Government & Agencies	6.0%
Capital Goods	5.2%
Transportation	2.0%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	1.9%
U.S. Treasury Notes	1.2%
U.S. Treasury Bonds	1.1%
U.S. Treasury Bonds	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.6%
UBS Group AG	0.6%
Sprint Capital Corporation	0.6%
Cheniere Energy Partners, LP	0.4%
ONEOK, Inc.	0.4%
UBS Group AG	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.3%
Short-Term Investments	2.3%
Preferred Stock	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.4
D	0.0
C	0.0
CA	0.0
CAA	0.3
B	0.4
BA	8.9
BAA	57.0
A	23.1
AA	3.0
AAA	0.1
U.S. Gov't Guaranteed	6.8

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Fund - Class S: LBIIX

Annual Shareholder Report - October 31, 2024

Thrivent International Allocation Fund

Class A: TWAAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent International Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$130	1.17%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, International Allocation Fund (Class A), earned a return of 22.10%, underperforming its peer group, the Morningstar Foreign Large Blend category which returned 22.46%. The Fund’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 24.33% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000
10/15	9,346	9,532
10/16	9,553	9,553
10/17	11,440	11,812
10/18	10,236	10,838
10/19	11,194	12,059
10/20	10,276	11,745
10/21	13,822	15,228
10/22	10,328	11,463
10/23	11,556	12,847
10/24	14,110	15,972

Individual Holdings

Top Contributors

Least Contributors

  Taiwan Semiconductor Manufacturing Company, Ltd.

  Holcim AG

  SAP SE

  Nippon Telegraph and Telephone Corporation

  Lasertec Corporation

  Bayer AG

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Foreign Government

  Real Estate

  Energy

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	22.10%	4.74%	3.98%
Class A (including sales charge)Footnote Reference1	16.60%	3.78%	3.51%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$774,781,362	966	89%	$5,167,933

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Shell plc	2.2%
Novartis AG	2.2%
Allianz SE	1.7%
AstraZeneca plc	1.7%
ASML Holding NV	1.4%
Roche Holding AG, Participation Certificates	1.3%
Ferrari NV	1.3%
Deutsche Boerse AG	1.2%
ABB, Ltd.	1.2%
Compass Group plc	1.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.7%
Short-Term Investments	2.8%
Preferred Stock	0.5%

Country Weightings (% of Net Assets)

Japan	18.3%
United Kingdom	11.0%
Switzerland	9.3%
Canada	9.0%
France	8.0%
Australia	6.2%
Germany	5.4%
Netherlands	4.6%
Sweden	4.1%
Italy	2.1%
Other Countries	18.8%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Major Market Sectors (% of Net Assets)

Financials	21.6%
Industrials	15.5%
Consumer Discretionary	11.8%
Information Technology	10.5%
Health Care	10.2%
Materials	8.1%
Consumer Staples	5.2%
Energy	4.8%
Communications Services	4.6%
Utilities	2.7%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Allocation Fund - Class A: TWAAX

Annual Shareholder Report - October 31, 2024

Thrivent International Allocation Fund

Class S: TWAIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent International Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$89	0.80%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, International Allocation Fund (Class S), earned a return of 22.60%, outperforming its peer group, the Morningstar Foreign Large Blend category which returned 22.46%. The Fund’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 24.33% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000
10/15	9,823	9,532
10/16	10,079	9,553
10/17	12,117	11,812
10/18	10,890	10,838
10/19	11,961	12,059
10/20	11,017	11,745
10/21	14,870	15,228
10/22	11,168	11,463
10/23	12,525	12,847
10/24	15,355	15,972

Individual Holdings

Top Contributors

Least Contributors

  Taiwan Semiconductor Manufacturing Company, Ltd.

  Holcim AG

  SAP SE

  Nippon Telegraph and Telephone Corporation

  Lasertec Corporation

  Bayer AG

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Foreign Government

  Real Estate

  Energy

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	22.60%	5.12%	4.38%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$774,781,362	966	89%	$5,167,933

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Shell plc	2.2%
Novartis AG	2.2%
Allianz SE	1.7%
AstraZeneca plc	1.7%
ASML Holding NV	1.4%
Roche Holding AG, Participation Certificates	1.3%
Ferrari NV	1.3%
Deutsche Boerse AG	1.2%
ABB, Ltd.	1.2%
Compass Group plc	1.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.7%
Short-Term Investments	2.8%
Preferred Stock	0.5%

Country Weightings (% of Net Assets)

Japan	18.3%
United Kingdom	11.0%
Switzerland	9.3%
Canada	9.0%
France	8.0%
Australia	6.2%
Germany	5.4%
Netherlands	4.6%
Sweden	4.1%
Italy	2.1%
Other Countries	18.8%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Major Market Sectors (% of Net Assets)

Financials	21.6%
Industrials	15.5%
Consumer Discretionary	11.8%
Information Technology	10.5%
Health Care	10.2%
Materials	8.1%
Consumer Staples	5.2%
Energy	4.8%
Communications Services	4.6%
Utilities	2.7%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Allocation Fund - Class S: TWAIX

Annual Shareholder Report - October 31, 2024

Thrivent Large Cap Growth Fund

Class A: AAAGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$123	1.01%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Large Cap Growth Fund (Class A), earned a return of 43.36%, outperforming its peer group, the Morningstar Large Growth category which returned 41.44%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
10/14	9,550	10,000	10,000	10,000
10/15	10,659	10,449	10,918	10,923
10/16	10,177	10,892	11,167	11,214
10/17	12,725	13,504	14,485	14,187
10/18	14,426	14,395	16,037	15,811
10/19	16,315	16,337	18,779	18,069
10/20	21,685	17,994	24,264	22,486
10/21	30,604	25,895	34,751	32,612
10/22	20,861	21,620	26,200	24,646
10/23	25,366	23,431	31,167	27,579
10/24	36,364	32,303	44,804	39,624

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Meta Platforms, Inc.

  Amazon.com, Inc.

  Halliburton Company

  Adobe, Inc.

  Humana, Inc.

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Communication Services

  Consumer Discretionary

  Energy

  Materials

  Real Estate

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	43.36%	17.39%	14.31%
Class A (including sales charge)Footnote Reference1	36.91%	16.31%	13.78%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500 Growth Index	43.67%	17.01%	14.76%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,154,228,783	49	44%	$17,769,151

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	10.1%
Microsoft Corporation	9.2%
Apple, Inc.	8.2%
Alphabet, Inc., Class C	6.6%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc.	5.5%
ServiceNow, Inc.	2.6%
Visa, Inc.	2.5%
Eli Lilly & Company	2.4%
Tesla, Inc.	2.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.5%

Major Market Sectors (% of Net Assets)

Information Technology	41.1%
Consumer Discretionary	16.3%
Communications Services	12.0%
Health Care	10.6%
Financials	7.2%
Industrials	5.9%
Consumer Staples	1.3%
Real Estate	1.1%
Materials	1.0%
Energy	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2025, to waive a portion of the management fees associated with the Class A shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.04% of the average daily net assets of the Class A shares. As of the prior fiscal year end, the Fund did not have an operating expense cap.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Fund - Class A: AAAGX

Annual Shareholder Report - October 31, 2024

Thrivent Large Cap Growth Fund

Class S: THLCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$90	0.74%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Large Cap Growth Fund (Class S), earned a return of 43.73%, outperforming its peer group, the Morningstar Large Growth category which returned 41.44%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
10/14	10,000	10,000	10,000	10,000
10/15	11,212	10,449	10,918	10,923
10/16	10,735	10,892	11,167	11,214
10/17	13,482	13,504	14,485	14,187
10/18	15,329	14,395	16,037	15,811
10/19	17,397	16,337	18,779	18,069
10/20	23,206	17,994	24,264	22,486
10/21	32,865	25,895	34,751	32,612
10/22	22,465	21,620	26,200	24,646
10/23	27,401	23,431	31,167	27,579
10/24	39,382	32,303	44,804	39,624

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Meta Platforms, Inc.

  Amazon.com, Inc.

  Halliburton Company

  Adobe, Inc.

  Humana, Inc.

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Communication Services

  Consumer Discretionary

  Energy

  Materials

  Real Estate

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	43.73%	17.75%	14.69%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500 Growth Index	43.67%	17.01%	14.76%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,154,228,783	49	44%	$17,769,151

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	10.1%
Microsoft Corporation	9.2%
Apple, Inc.	8.2%
Alphabet, Inc., Class C	6.6%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc.	5.5%
ServiceNow, Inc.	2.6%
Visa, Inc.	2.5%
Eli Lilly & Company	2.4%
Tesla, Inc.	2.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.5%

Major Market Sectors (% of Net Assets)

Information Technology	41.1%
Consumer Discretionary	16.3%
Communications Services	12.0%
Health Care	10.6%
Financials	7.2%
Industrials	5.9%
Consumer Staples	1.3%
Real Estate	1.1%
Materials	1.0%
Energy	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Fund - Class S: THLCX

Annual Shareholder Report - October 31, 2024

Thrivent Large Cap Value Fund

Class A: AAUTX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$96	0.84%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Large Cap Value Fund (Class A), earned a return of 29.47%, underperforming its peer group, the Morningstar Large Value category which returned 29.70%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
10/14	9,550	10,000	10,000	10,000
10/15	9,659	10,449	10,053	10,081
10/16	10,032	10,892	10,693	10,729
10/17	12,215	13,504	12,595	12,834
10/18	12,878	14,395	12,977	13,221
10/19	13,679	16,337	14,432	15,132
10/20	12,598	17,994	13,341	14,060
10/21	19,513	25,895	19,173	19,810
10/22	18,754	21,620	17,830	19,086
10/23	18,840	23,431	17,853	20,554
10/24	24,393	32,303	23,381	27,069

Individual Holdings

Top Contributors

Least Contributors

  Wells Fargo & Company

  Constellation Energy Corporation

  J.P. Morgan Chase & Company

  Aptiv plc

  Halliburton Company

  Biogen, Inc.

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Utilities

  Energy

  Materials

  Real Estate

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	29.47%	12.27%	9.83%
Class A (including sales charge)Footnote Reference1	23.66%	11.24%	9.33%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500 Value Index	31.70%	12.34%	10.47%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,526,213,230	87	29%	$10,345,986

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	2.9%
Exxon Mobil Corporation	2.9%
Philip Morris International, Inc.	2.5%
Bank of America Corporation	2.5%
Johnson & Johnson	2.3%
J.P. Morgan Chase & Company	2.2%
Cisco Systems, Inc.	2.0%
Entergy Corporation	1.9%
Verizon Communications, Inc.	1.9%
Walmart, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.0%
Registered Investments Companies	0.5%

Major Market Sectors (% of Net Assets)

Financials	19.3%
Industrials	12.4%
Health Care	12.1%
Consumer Staples	8.9%
Information Technology	8.7%
Energy	8.5%
Utilities	6.9%
Communications Services	6.7%
Consumer Discretionary	6.6%
Materials	4.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Fund - Class A: AAUTX

Annual Shareholder Report - October 31, 2024

Thrivent Large Cap Value Fund

Class S: TLVIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$64	0.56%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Large Cap Value Fund (Class S), earned a return of 29.86%, outperforming its peer group, the Morningstar Large Value category which returned 29.70%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
10/14	10,000	10,000	10,000	10,000
10/15	10,155	10,449	10,053	10,081
10/16	10,591	10,892	10,693	10,729
10/17	12,943	13,504	12,595	12,834
10/18	13,700	14,395	12,977	13,221
10/19	14,605	16,337	14,432	15,132
10/20	13,494	17,994	13,341	14,060
10/21	20,973	25,895	19,173	19,810
10/22	20,217	21,620	17,830	19,086
10/23	20,369	23,431	17,853	20,554
10/24	26,451	32,303	23,381	27,069

Individual Holdings

Top Contributors

Least Contributors

  Wells Fargo & Company

  Constellation Energy Corporation

  J.P. Morgan Chase & Company

  Aptiv plc

  Halliburton Company

  Biogen, Inc.

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Utilities

  Energy

  Materials

  Real Estate

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	29.86%	12.61%	10.22%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500 Value Index	31.70%	12.34%	10.47%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,526,213,230	87	29%	$10,345,986

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	2.9%
Exxon Mobil Corporation	2.9%
Philip Morris International, Inc.	2.5%
Bank of America Corporation	2.5%
Johnson & Johnson	2.3%
J.P. Morgan Chase & Company	2.2%
Cisco Systems, Inc.	2.0%
Entergy Corporation	1.9%
Verizon Communications, Inc.	1.9%
Walmart, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.0%
Registered Investments Companies	0.5%

Major Market Sectors (% of Net Assets)

Financials	19.3%
Industrials	12.4%
Health Care	12.1%
Consumer Staples	8.9%
Information Technology	8.7%
Energy	8.5%
Utilities	6.9%
Communications Services	6.7%
Consumer Discretionary	6.6%
Materials	4.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Fund - Class S: TLVIX

Annual Shareholder Report - October 31, 2024

Thrivent Limited Maturity Bond Fund

Class A: LBLAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Limited Maturity Bond Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$61	0.59%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Limited Maturity Bond Fund (Class A), earned a return of 8.10%, outperforming its peer group, the Morningstar Short-Term Bond category which returned 8.04%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class AFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg Government/Credit 1-3 Year Bond Index
10/14	10,000	10,000	10,000
10/15	10,089	10,196	10,087
10/16	10,333	10,641	10,219
10/17	10,518	10,737	10,288
10/18	10,588	10,517	10,323
10/19	11,055	11,727	10,828
10/20	11,408	12,453	11,194
10/21	11,541	12,393	11,189
10/22	10,822	10,450	10,643
10/23	11,338	10,487	10,986
10/24	12,256	11,593	11,672

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes 3.500%, 1/31/2028

  U.S. Treasury Notes 4.000%, 10/31/2029

  Avant Credit Card Master Trust

  U.S. Treasury Notes 3.500%, 9/30/2026

  Novartis Capital Corporation

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 5.000%, 11/1/2054

Asset Sector

Top Contributors

Least Contributors

  Financials

  Asset-Backed Securities

  Collateralized Mortgage Obligations

  Commercial Mortgage-Backed Securities

  Foreign Government

  Mortgage-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class AFootnote Reference1	8.10%	2.09%	2.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Government/Credit 1-3 Year Bond Index	6.25%	1.51%	1.56%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,346,830,846	630	64%	$3,591,930

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	32.0%
Asset-Backed Securities	17.1%
Collateralized Mortgage Obligations	10.2%
U.S. Government & Agencies	6.7%
Consumer Non-Cyclical	5.5%
Consumer Cyclical	5.5%
Energy	4.7%
Utilities	4.1%
Technology	3.0%
Communications Services	2.9%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	4.1%
U.S. Treasury Notes	1.3%
U.S. Treasury Notes	1.3%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
PPM CLO 2, Ltd.	0.5%
Federal National Mortgage Association - REMIC	0.4%
AMSR Trust	0.4%
OneMain Financial Issuance Trust	0.4%
Madison Park Funding XXXIX, Ltd.	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.9%
Short-Term Investments	2.0%
Preferred Stock	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.2
D	0.0
C	0.1
CA	0.0
CAA	0.2
B	0.1
BA	4.6
BAA	39.7
A	17.6
AA	5.8
AAA	11.6
U.S. Gov't Guaranteed	8.1

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Limited Maturity Bond Fund - Class A: LBLAX

Annual Shareholder Report - October 31, 2024

Thrivent Limited Maturity Bond Fund

Class S: THLIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Limited Maturity Bond Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$45	0.43%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Limited Maturity Bond Fund (Class S), earned a return of 8.26%, outperforming its peer group, the Morningstar Short-Term Bond category which returned 8.04%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg Government/Credit 1-3 Year Bond Index
10/14	10,000	10,000	10,000
10/15	10,105	10,196	10,087
10/16	10,380	10,641	10,219
10/17	10,578	10,737	10,288
10/18	10,678	10,517	10,323
10/19	11,159	11,727	10,828
10/20	11,544	12,453	11,194
10/21	11,695	12,393	11,189
10/22	10,975	10,450	10,643
10/23	11,525	10,487	10,986
10/24	12,477	11,593	11,672

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes 3.500%, 1/31/2028

  U.S. Treasury Notes 4.000%, 10/31/2029

  Avant Credit Card Master Trust

  U.S. Treasury Notes 3.500%, 9/30/2026

  Novartis Capital Corporation

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 5.000%, 11/1/2054

Asset Sector

Top Contributors

Least Contributors

  Financials

  Asset-Backed Securities

  Collateralized Mortgage Obligations

  Commercial Mortgage-Backed Securities

  Foreign Government

  Mortgage-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	8.26%	2.26%	2.24%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Government/Credit 1-3 Year Bond Index	6.25%	1.51%	1.56%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,346,830,846	630	64%	$3,591,930

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	32.0%
Asset-Backed Securities	17.1%
Collateralized Mortgage Obligations	10.2%
U.S. Government & Agencies	6.7%
Consumer Non-Cyclical	5.5%
Consumer Cyclical	5.5%
Energy	4.7%
Utilities	4.1%
Technology	3.0%
Communications Services	2.9%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	4.1%
U.S. Treasury Notes	1.3%
U.S. Treasury Notes	1.3%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
PPM CLO 2, Ltd.	0.5%
Federal National Mortgage Association - REMIC	0.4%
AMSR Trust	0.4%
OneMain Financial Issuance Trust	0.4%
Madison Park Funding XXXIX, Ltd.	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.9%
Short-Term Investments	2.0%
Preferred Stock	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.2
D	0.0
C	0.1
CA	0.0
CAA	0.2
B	0.1
BA	4.6
BAA	39.7
A	17.6
AA	5.8
AAA	11.6
U.S. Gov't Guaranteed	8.1

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Limited Maturity Bond Fund - Class S: THLIX

Annual Shareholder Report - October 31, 2024

Thrivent Mid Cap Growth Fund

Class S: TMCGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Mid Cap Growth Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$103	0.90%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Mid Cap Growth Fund (Class S), earned a return of 28.31%, underperforming its peer group, the Morningstar Mid-Cap Growth category which returned 34.27%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform since inception?

	Class SFootnote Reference1	Russell 3000® Index	Russell Midcap® Growth Index	S&P MidCap 400 Growth Index
02/20	10,000	10,000	10,000	10,000
10/20	12,650	11,246	12,137	11,344
10/21	17,851	16,183	16,922	16,075
10/22	12,470	13,512	12,025	13,162
10/23	12,194	14,644	12,428	13,298
10/24	15,646	20,188	17,234	17,720

Individual Holdings

Top Contributors

Least Contributors

  Howmet Aerospace, Inc.

  Monolithic Power Systems, Inc.

  TransUnion

  e.l.f. Beauty, Inc.

  Fox Factory Holding Corporation

  Mobileye Global, Inc.

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Industrials

  Financials

  Consumer Staples

  Energy

  Utilities

Average Annual Total Returns *	1 Year	Since Inception 2/28/2020
Class SFootnote Reference1	28.31%	10.04%
Russell 3000® Index	37.86%	16.20%
Russell Midcap® Growth Index	38.67%	12.34%
S&P MidCap 400 Growth Index	33.26%	13.01%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$33,720,540	87	64%	$239,513

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.1%
Monolithic Power Systems, Inc.	1.7%
Amphenol Corporation	1.7%
ExlService Holdings, Inc.	1.6%
PTC, Inc.	1.6%
TPG, Inc.	1.6%
Waste Connections, Inc.	1.5%
HubSpot, Inc.	1.5%
EMCOR Group, Inc.	1.4%
Trade Desk, Inc.	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.2%
Registered Investments Companies	0.5%

Major Market Sectors (% of Net Assets)

Information Technology	25.8%
Industrials	20.4%
Health Care	14.8%
Consumer Discretionary	11.7%
Financials	10.2%
Communications Services	3.8%
Real Estate	2.9%
Consumer Staples	2.3%
Materials	2.2%
Energy	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Growth Fund - Class S: TMCGX

Annual Shareholder Report - October 31, 2024

Thrivent Mid Cap Stock Fund

Class A: AASCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$110	0.96%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Mid Cap Stock Fund (Class A), earned a return of 28.01%, underperforming its peer group, the Morningstar Mid-Cap Blend category which returned 32.68%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
10/14	9,550	10,000	10,000	10,000
10/15	9,894	10,449	10,342	10,277
10/16	11,173	10,892	10,989	10,705
10/17	14,036	13,504	13,569	12,963
10/18	14,608	14,395	13,708	13,325
10/19	15,614	16,337	14,944	15,153
10/20	16,563	17,994	14,772	15,777
10/21	25,356	25,895	21,996	22,939
10/22	21,394	21,620	19,458	19,000
10/23	20,479	23,431	19,251	18,811
10/24	26,215	32,303	25,602	25,473

Individual Holdings

Top Contributors

Least Contributors

  United Rentals, Inc.

  NVR, Inc.

  Howmet Aerospace, Inc.

  Mobileye Global, Inc.

  Qorvo, Inc.

  Humana, Inc.

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Financials

  Consumer Discretionary

  Energy

  Communication Services

  Health Care

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	28.01%	10.92%	10.63%
Class A (including sales charge)Footnote Reference1	22.25%	9.90%	10.12%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%
Russell Midcap® Index	35.40%	10.94%	9.80%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,958,881,498	59	42%	$23,990,904

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

United Rentals, Inc.	3.7%
NVR, Inc.	3.7%
Steel Dynamics, Inc.	2.9%
SBA Communications Corporation	2.9%
Trimble, Inc.	2.8%
Advanced Drainage Systems, Inc.	2.6%
DocuSign, Inc.	2.4%
Fastenal Company	2.4%
Expand Energy Corporation	2.4%
Kinsale Capital Group, Inc.	2.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Major Market Sectors (% of Net Assets)

Industrials	22.4%
Financials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.6%
Utilities	7.9%
Health Care	7.0%
Materials	5.8%
Energy	4.9%
Real Estate	4.8%
Consumer Staples	4.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Fund - Class A: AASCX

Annual Shareholder Report - October 31, 2024

Thrivent Mid Cap Stock Fund

Class S: TMSIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$84	0.74%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Mid Cap Stock Fund (Class S), earned a return of 28.27%, underperforming its peer group, the Morningstar Mid-Cap Blend category which returned 32.68%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
10/14	10,000	10,000	10,000	10,000
10/15	10,405	10,449	10,342	10,277
10/16	11,795	10,892	10,989	10,705
10/17	14,866	13,504	13,569	12,963
10/18	15,514	14,395	13,708	13,325
10/19	16,638	16,337	14,944	15,153
10/20	17,697	17,994	14,772	15,777
10/21	27,148	25,895	21,996	22,939
10/22	22,963	21,620	19,458	19,000
10/23	22,032	23,431	19,251	18,811
10/24	28,260	32,303	25,602	25,473

Individual Holdings

Top Contributors

Least Contributors

  United Rentals, Inc.

  NVR, Inc.

  Howmet Aerospace, Inc.

  Mobileye Global, Inc.

  Qorvo, Inc.

  Humana, Inc.

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Financials

  Consumer Discretionary

  Energy

  Communication Services

  Health Care

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	28.27%	11.18%	10.95%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%
Russell Midcap® Index	35.40%	10.94%	9.80%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,958,881,498	59	42%	$23,990,904

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

United Rentals, Inc.	3.7%
NVR, Inc.	3.7%
Steel Dynamics, Inc.	2.9%
SBA Communications Corporation	2.9%
Trimble, Inc.	2.8%
Advanced Drainage Systems, Inc.	2.6%
DocuSign, Inc.	2.4%
Fastenal Company	2.4%
Expand Energy Corporation	2.4%
Kinsale Capital Group, Inc.	2.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Major Market Sectors (% of Net Assets)

Industrials	22.4%
Financials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.6%
Utilities	7.9%
Health Care	7.0%
Materials	5.8%
Energy	4.9%
Real Estate	4.8%
Consumer Staples	4.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Fund - Class S: TMSIX

Annual Shareholder Report - October 31, 2024

Thrivent Mid Cap Value Fund

Class S: TMCVX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Mid Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$103	0.90%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Mid Cap Value Fund (Class S), earned a return of 28.45%, underperforming its peer group, the Morningstar Mid-Cap Value category which returned 29.65%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform since inception?

	Class SFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
02/20	10,000	10,000	10,000	10,000
10/20	10,200	11,246	9,958	9,739
10/21	16,257	16,183	14,797	15,303
10/22	15,818	13,512	13,291	14,565
10/23	15,438	14,644	12,817	14,074
10/24	19,830	20,188	17,181	18,682

Individual Holdings

Top Contributors

Least Contributors

  Carlyle Group, Inc.

  Barnes Group, Inc.

  Constellation Energy Corporation

  Humana, Inc.

  Lear Corporation

  Noble Corporation plc

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Energy

  Consumer Staples

  Communication Services

Average Annual Total Returns *	1 Year	Since Inception 2/28/2020
Class SFootnote Reference1	28.45%	15.76%
Russell 3000® Index	37.86%	16.20%
Russell Midcap® Value Index	34.03%	12.27%
S&P MidCap 400 Value Index	32.74%	14.30%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$39,738,696	77	61%	$295,238

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.4%
Carlyle Group, Inc.	2.3%
Imax Corporation	2.1%
United Airlines Holdings, Inc.	2.1%
M&T Bank Corporation	1.9%
Healthcare Realty Trust, Inc.	1.9%
NiSource, Inc.	1.9%
Nucor Corporation	1.8%
Allstate Corporation	1.8%
MKS Instruments, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.0%
Short-Term Investments	1.0%

Major Market Sectors (% of Net Assets)

Financials	19.1%
Industrials	17.1%
Consumer Discretionary	10.1%
Materials	8.2%
Information Technology	7.3%
Health Care	7.1%
Utilities	7.0%
Energy	6.8%
Real Estate	6.3%
Consumer Staples	5.5%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Value Fund - Class S: TMCVX

Annual Shareholder Report - October 31, 2024

Thrivent Moderate Allocation Fund

Class A: THMAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$86	0.77%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderate Allocation Fund (Class A), earned a return of 24.90%, outperforming its peer group, the Morningstar Moderate Allocation category which returned 22.70%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000
10/15	9,742	9,997	10,520	10,196	9,532
10/16	10,032	10,201	10,994	10,641	9,553
10/17	11,344	12,568	13,593	10,737	11,812
10/18	11,402	12,503	14,591	10,517	10,838
10/19	12,581	14,078	16,681	11,727	12,059
10/20	13,356	14,766	18,301	12,453	11,745
10/21	16,399	20,270	26,155	12,393	15,228
10/22	13,687	16,225	22,334	10,450	11,463
10/23	14,250	17,929	24,599	10,487	12,847
10/24	17,810	23,808	33,950	11,593	15,972

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Basic Materials

  Transportation

  Asset-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	24.90%	7.20%	6.43%
Class A (including sales charge)Footnote Reference1	19.33%	6.21%	5.95%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,800,684,942	2,154	50%	$22,334,253

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.5%
Thrivent Large Cap Value Fund, Class S	9.5%
Thrivent Mid Cap Stock Fund, Class S	4.0%
Thrivent International Allocation Fund, Class S	3.9%
Thrivent Income Fund, Class S	3.4%
Thrivent Global Stock Fund, Class S	2.3%
Thrivent Limited Maturity Bond Fund, Class S	1.9%
Thrivent Core Emerging Markets Debt Fund	1.6%
Thrivent Small Cap Stock Fund, Class S	1.4%
Thrivent High Yield Fund, Class S	1.2%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	30.9%
Investment Grade Debt	27.1%
Mid Cap	13.9%
Short-Term Investments	13.4%
International	5.7%
Small Cap	4.1%
High Yield	2.6%
Emerging Markets Debt	1.4%
Private Equity	0.8%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	42.4%
U.S. Government & Agencies	6.4%
Mortgage-Backed Securities	6.3%
Information Technology	5.6%
Financials	5.3%
Industrials	3.2%
Consumer Discretionary	3.0%
Health Care	2.7%
Communications Services	2.1%
Consumer Staples	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Fund - Class A: THMAX

Annual Shareholder Report - October 31, 2024

Thrivent Moderate Allocation Fund

Class S: TMAIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$60	0.54%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderate Allocation Fund (Class S), earned a return of 25.17%, outperforming its peer group, the Morningstar Moderate Allocation category which returned 22.70%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000
10/15	10,236	9,997	10,520	10,196	9,532
10/16	10,575	10,201	10,994	10,641	9,553
10/17	11,996	12,568	13,593	10,737	11,812
10/18	12,088	12,503	14,591	10,517	10,838
10/19	13,366	14,078	16,681	11,727	12,059
10/20	14,222	14,766	18,301	12,453	11,745
10/21	17,503	20,270	26,155	12,393	15,228
10/22	14,641	16,225	22,334	10,450	11,463
10/23	15,276	17,929	24,599	10,487	12,847
10/24	19,136	23,808	33,950	11,593	15,972

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Basic Materials

  Transportation

  Asset-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	25.17%	7.44%	6.71%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,800,684,942	2,154	50%	$22,334,253

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.5%
Thrivent Large Cap Value Fund, Class S	9.5%
Thrivent Mid Cap Stock Fund, Class S	4.0%
Thrivent International Allocation Fund, Class S	3.9%
Thrivent Income Fund, Class S	3.4%
Thrivent Global Stock Fund, Class S	2.3%
Thrivent Limited Maturity Bond Fund, Class S	1.9%
Thrivent Core Emerging Markets Debt Fund	1.6%
Thrivent Small Cap Stock Fund, Class S	1.4%
Thrivent High Yield Fund, Class S	1.2%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	30.9%
Investment Grade Debt	27.1%
Mid Cap	13.9%
Short-Term Investments	13.4%
International	5.7%
Small Cap	4.1%
High Yield	2.6%
Emerging Markets Debt	1.4%
Private Equity	0.8%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	42.4%
U.S. Government & Agencies	6.4%
Mortgage-Backed Securities	6.3%
Information Technology	5.6%
Financials	5.3%
Industrials	3.2%
Consumer Discretionary	3.0%
Health Care	2.7%
Communications Services	2.1%
Consumer Staples	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Fund - Class S: TMAIX

Annual Shareholder Report - October 31, 2024

Thrivent Moderately Aggressive Allocation Fund

Class A: TMAAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$90	0.79%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderately Aggressive Allocation Fund (Class A), earned a return of 27.26%, outperforming its peer group, the Morningstar Moderately Aggressive Allocation category which returned 25.81%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000
10/15	9,773	9,997	10,520	10,196	9,532
10/16	10,004	10,201	10,994	10,641	9,553
10/17	11,825	12,568	13,593	10,737	11,812
10/18	11,987	12,503	14,591	10,517	10,838
10/19	13,228	14,078	16,681	11,727	12,059
10/20	13,992	14,766	18,301	12,453	11,745
10/21	18,064	20,270	26,155	12,393	15,228
10/22	14,875	16,225	22,334	10,450	11,463
10/23	15,524	17,929	24,599	10,487	12,847
10/24	19,769	23,808	33,950	11,593	15,972

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Basic Materials

  Transportation

  Commercial Mortgage-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	27.26%	8.37%	7.55%
Class A (including sales charge)Footnote Reference1	21.61%	7.37%	7.05%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,736,812,040	2,137	38%	$29,137,096

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.7%
Thrivent Large Cap Value Fund, Class S	8.9%
Thrivent International Allocation Fund, Class S	6.2%
Thrivent Mid Cap Stock Fund, Class S	5.7%
Thrivent Global Stock Fund, Class S	4.8%
Thrivent Core International Equity Fund	2.6%
Thrivent Small Cap Stock Fund, Class S	1.7%
Thrivent Core Emerging Markets Equity Fund	1.5%
Thrivent Income Fund, Class S	1.5%
Thrivent Core Mid Cap Value Fund	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	33.2%
Mid Cap	18.0%
Investment Grade Debt	14.4%
Short-Term Investments	13.8%
International	11.2%
Small Cap	6.7%
High Yield	1.2%
Private Equity	0.8%
Emerging Markets Debt	0.6%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	48.3%
Information Technology	6.2%
Financials	4.8%
Industrials	4.0%
Health Care	3.2%
Consumer Discretionary	3.1%
U.S. Government & Agencies	2.9%
Mortgage-Backed Securities	2.9%
Communications Services	1.9%
Consumer Staples	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Fund - Class A: TMAAX

Annual Shareholder Report - October 31, 2024

Thrivent Moderately Aggressive Allocation Fund

Class S: TMAFX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$65	0.58%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderately Aggressive Allocation Fund (Class S), earned a return of 27.53%, outperforming its peer group, the Morningstar Moderately Aggressive Allocation category which returned 25.81%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000
10/15	10,275	9,997	10,520	10,196	9,532
10/16	10,548	10,201	10,994	10,641	9,553
10/17	12,498	12,568	13,593	10,737	11,812
10/18	12,699	12,503	14,591	10,517	10,838
10/19	14,048	14,078	16,681	11,727	12,059
10/20	14,891	14,766	18,301	12,453	11,745
10/21	19,258	20,270	26,155	12,393	15,228
10/22	15,894	16,225	22,334	10,450	11,463
10/23	16,626	17,929	24,599	10,487	12,847
10/24	21,219	23,808	33,950	11,593	15,972

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Basic Materials

  Transportation

  Commercial Mortgage-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	27.53%	8.60%	7.81%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,736,812,040	2,137	38%	$29,137,096

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.7%
Thrivent Large Cap Value Fund, Class S	8.9%
Thrivent International Allocation Fund, Class S	6.2%
Thrivent Mid Cap Stock Fund, Class S	5.7%
Thrivent Global Stock Fund, Class S	4.8%
Thrivent Core International Equity Fund	2.6%
Thrivent Small Cap Stock Fund, Class S	1.7%
Thrivent Core Emerging Markets Equity Fund	1.5%
Thrivent Income Fund, Class S	1.5%
Thrivent Core Mid Cap Value Fund	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	33.2%
Mid Cap	18.0%
Investment Grade Debt	14.4%
Short-Term Investments	13.8%
International	11.2%
Small Cap	6.7%
High Yield	1.2%
Private Equity	0.8%
Emerging Markets Debt	0.6%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	48.3%
Information Technology	6.2%
Financials	4.8%
Industrials	4.0%
Health Care	3.2%
Consumer Discretionary	3.1%
U.S. Government & Agencies	2.9%
Mortgage-Backed Securities	2.9%
Communications Services	1.9%
Consumer Staples	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Fund - Class S: TMAFX

Annual Shareholder Report - October 31, 2024

Thrivent Moderately Conservative Allocation Fund

Class A: TCAAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$89	0.81%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderately Conservative Allocation Fund (Class A), earned a return of 19.33%, outperforming its peer group, the Morningstar Moderately Conservative Allocation category which returned 18.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000
10/15	9,676	9,997	10,520	10,196	9,532
10/16	10,029	10,201	10,994	10,641	9,553
10/17	10,901	12,568	13,593	10,737	11,812
10/18	10,852	12,503	14,591	10,517	10,838
10/19	11,947	14,078	16,681	11,727	12,059
10/20	12,599	14,766	18,301	12,453	11,745
10/21	14,249	20,270	26,155	12,393	15,228
10/22	11,969	16,225	22,334	10,450	11,463
10/23	12,284	17,929	24,599	10,487	12,847
10/24	14,659	23,808	33,950	11,593	15,972

Asset Sector

Top Contributors

Least Contributors

  Financials

  Information Technology

  Industrials

  Basic Materials

  Transportation

  Commercial Mortgage-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	19.33%	4.18%	4.38%
Class A (including sales charge)Footnote Reference1	13.96%	3.22%	3.90%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,117,440,900	2,080	54%	$6,486,294

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.1%
Thrivent Large Cap Growth Fund, Class S	6.4%
Thrivent Income Fund, Class S	6.2%
Thrivent Limited Maturity Bond Fund, Class S	3.6%
Thrivent Core Emerging Markets Debt Fund	2.9%
Thrivent Mid Cap Stock Fund, Class S	2.3%
Thrivent International Allocation Fund, Class S	2.3%
Thrivent High Yield Fund, Class S	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core International Equity Fund	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Investment Grade Debt	44.8%
Large Cap	18.4%
Short-Term Investments	13.0%
Mid Cap	9.3%
International	4.6%
High Yield	4.5%
Emerging Markets Debt	2.5%
Small Cap	2.3%
Private Equity	0.5%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	39.9%
U.S. Government & Agencies	11.4%
Mortgage-Backed Securities	11.4%
Financials	4.7%
Information Technology	3.3%
Consumer Discretionary	2.2%
Industrials	1.7%
Communications Services	1.7%
Consumer Staples	1.5%
Collateralized Mortgage Obligations	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2023, the Fund no longer invested in leveraged loans as part of its principal investment strategy and Leveraged Loan Risk is no longer a principal risk factor.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Fund - Class A: TCAAX

Annual Shareholder Report - October 31, 2024

Thrivent Moderately Conservative Allocation Fund

Class S: TCAIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$62	0.57%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderately Conservative Allocation Fund (Class S), earned a return of 19.75%, outperforming its peer group, the Morningstar Moderately Conservative Allocation category which returned 18.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000
10/15	10,166	9,997	10,520	10,196	9,532
10/16	10,578	10,201	10,994	10,641	9,553
10/17	11,526	12,568	13,593	10,737	11,812
10/18	11,505	12,503	14,591	10,517	10,838
10/19	12,694	14,078	16,681	11,727	12,059
10/20	13,417	14,766	18,301	12,453	11,745
10/21	15,215	20,270	26,155	12,393	15,228
10/22	12,810	16,225	22,334	10,450	11,463
10/23	13,167	17,929	24,599	10,487	12,847
10/24	15,767	23,808	33,950	11,593	15,972

Asset Sector

Top Contributors

Least Contributors

  Financials

  Information Technology

  Industrials

  Basic Materials

  Transportation

  Commercial Mortgage-Backed Securities

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	19.64%	4.43%	4.66%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,117,440,900	2,080	54%	$6,486,294

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.1%
Thrivent Large Cap Growth Fund, Class S	6.4%
Thrivent Income Fund, Class S	6.2%
Thrivent Limited Maturity Bond Fund, Class S	3.6%
Thrivent Core Emerging Markets Debt Fund	2.9%
Thrivent Mid Cap Stock Fund, Class S	2.3%
Thrivent International Allocation Fund, Class S	2.3%
Thrivent High Yield Fund, Class S	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core International Equity Fund	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Investment Grade Debt	44.8%
Large Cap	18.4%
Short-Term Investments	13.0%
Mid Cap	9.3%
International	4.6%
High Yield	4.5%
Emerging Markets Debt	2.5%
Small Cap	2.3%
Private Equity	0.5%
Multi-Cap	0.1%

Major Market Sectors (% of Net Assets)

U.S. Affiliated Registered Investment Companies	39.9%
U.S. Government & Agencies	11.4%
Mortgage-Backed Securities	11.4%
Financials	4.7%
Information Technology	3.3%
Consumer Discretionary	2.2%
Industrials	1.7%
Communications Services	1.7%
Consumer Staples	1.5%
Collateralized Mortgage Obligations	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2023, the Fund no longer invested in leveraged loans as part of its principal investment strategy and Leveraged Loan Risk is no longer a principal risk factor.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Fund - Class S: TCAIX

Annual Shareholder Report - October 31, 2024

Thrivent Money Market Fund

Class A: AMMXX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$34	0.33%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Money Market Fund (Class A), earned a return of 5.15%, outperforming its peer group, the Morningstar Money Market-Taxable category which returned 4.81%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

How did the Fund perform over the past 10 years?

	Class AFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/14	10,000	10,000
10/15	10,000	10,196
10/16	10,000	10,641
10/17	10,003	10,737
10/18	10,116	10,517
10/19	10,306	11,727
10/20	10,359	12,453
10/21	10,359	12,393
10/22	10,422	10,450
10/23	10,896	10,487
10/24	11,457	11,593
Average Annual Total Returns *	1 Year	5 year	10 year
Class AFootnote Reference1	5.15%	2.14%	1.37%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$2,844,805,333	156	$5,756,278

What did the Fund invest in?

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31,2024 Other Funds Risk was added as a principal risk factor for the fund since more than 5% of the Fund’s net assets were invested in unaffiliated registered investment companies.

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	49.2%
U.S. Treasury Debt	29.0%
Investment Company	9.1%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.3%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	4.4%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Fund - Class A: AMMXX

Annual Shareholder Report - October 31, 2024

Thrivent Money Market Fund

Class S: AALXX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$34	0.33%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Money Market Fund (Class S), earned a return of 5.14%, outperforming its peer group, the Morningstar Money Market-Taxable category which returned 4.81%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/14	10,000	10,000
10/15	10,000	10,196
10/16	10,000	10,641
10/17	10,031	10,737
10/18	10,161	10,517
10/19	10,361	11,727
10/20	10,419	12,453
10/21	10,419	12,393
10/22	10,488	10,450
10/23	10,967	10,487
10/24	11,531	11,593
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	5.14%	2.16%	1.43%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$2,844,805,333	156	$5,756,278

What did the Fund invest in?

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31,2024 Other Funds Risk was added as a principal risk factor for the fund since more than 5% of the Fund’s net assets were invested in unaffiliated registered investment companies.

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	49.2%
U.S. Treasury Debt	29.0%
Investment Company	9.1%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.3%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	4.4%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Fund - Class S: AALXX

Annual Shareholder Report - October 31, 2024

Thrivent Municipal Bond Fund

Class A: AAMBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$81	0.76%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Municipal Bond Fund (Class A), earned a return of 13.07%, outperforming its peer group, the Morningstar Muni National Long category which returned 12.94%. The Fund’s broad-based benchmark Bloomberg Municipal Bond Index earned a return of 9.70% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	Bloomberg Municipal Bond Index
10/14	9,550	10,000
10/15	9,813	10,287
10/16	10,184	10,704
10/17	10,301	10,939
10/18	10,190	10,883
10/19	11,083	11,908
10/20	11,357	12,336
10/21	11,757	12,661
10/22	10,065	11,144
10/23	10,174	11,439
10/24	11,504	12,548

Individual Holdings

Top Contributors

Least Contributors

  New York City, NY Municipal Water Finance Auth. Water and Sewer System Rev.

  New York Urban Development Corporation Rev.

  Texas Private Activity Bond Surface Transportation Corporation Rev. (Segment 3C)

  National Finance Auth., NH Rev. (Abilene Christian University Energy)

  Orange County, FL Health Fac. Auth. Rev. Refg. (Presbyterian Retirement Communities Obligated Group)

  Upper Trinity, TX Regional Water District Water Rev. Refg. (BAM Insured)

Asset Sector

Top Contributors

Least Contributors

  Health Care

  Education

  Transportation

  Other Revenue

  Electric Revenue

  General Obligation

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	13.07%	0.75%	1.88%
Class A (including sales charge)Footnote Reference1	8.01%	-0.17%	1.41%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,207,072,627	516	28%	$5,060,359

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Transportation	25.5%
Health Care	21.7%
Education	18.9%
Water & Sewer	7.0%
General Obligation	5.8%
Tax Revenue	5.6%
Other Revenue	5.4%
Electric Revenue	2.9%
Industrial Development Revenue	2.5%
Housing Finance	2.4%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.8
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	2.3
BAA	21.2
A	25.9
AA	40.0
AAA	6.8
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Texas	12.8%
New York	8.5%
California	5.7%
Florida	5.4%
Illinois	4.6%
Ohio	4.1%
Minnesota	4.0%
Colorado	3.9%
Pennsylvania	3.8%
Michigan	3.6%
Other States	42.4%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Solutions, Inc. ("Fitch"). If Moody's, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody's ratings.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Municipal Bond Fund - Class A: AAMBX

Annual Shareholder Report - October 31, 2024

Thrivent Municipal Bond Fund

Class S: TMBIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$54	0.51%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Municipal Bond Fund (Class S), earned a return of 13.36%, outperforming its peer group, the Morningstar Muni National Long category which returned 12.94%. The Fund’s broad-based benchmark Bloomberg Municipal Bond Index earned a return of 9.70% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg Municipal Bond Index
10/14	10,000	10,000
10/15	10,301	10,287
10/16	10,717	10,704
10/17	10,866	10,939
10/18	10,774	10,883
10/19	11,741	11,908
10/20	12,056	12,336
10/21	12,506	12,661
10/22	10,727	11,144
10/23	10,869	11,439
10/24	12,321	12,548

Individual Holdings

Top Contributors

Least Contributors

  New York City, NY Municipal Water Finance Auth. Water and Sewer System Rev.

  New York Urban Development Corporation Rev.

  Texas Private Activity Bond Surface Transportation Corporation Rev. (Segment 3C)

  National Finance Auth., NH Rev. (Abilene Christian University Energy)

  Orange County, FL Health Fac. Auth. Rev. Refg. (Presbyterian Retirement Communities Obligated Group)

  Upper Trinity, TX Regional Water District Water Rev. Refg. (BAM Insured)

Asset Sector

Top Contributors

Least Contributors

  Health Care

  Education

  Transportation

  Other Revenue

  Electric Revenue

  General Obligation

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	13.36%	0.97%	2.11%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,207,072,627	516	28%	$5,060,359

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Transportation	25.5%
Health Care	21.7%
Education	18.9%
Water & Sewer	7.0%
General Obligation	5.8%
Tax Revenue	5.6%
Other Revenue	5.4%
Electric Revenue	2.9%
Industrial Development Revenue	2.5%
Housing Finance	2.4%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.8
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	2.3
BAA	21.2
A	25.9
AA	40.0
AAA	6.8
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Texas	12.8%
New York	8.5%
California	5.7%
Florida	5.4%
Illinois	4.6%
Ohio	4.1%
Minnesota	4.0%
Colorado	3.9%
Pennsylvania	3.8%
Michigan	3.6%
Other States	42.4%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Solutions, Inc. ("Fitch"). If Moody's, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody's ratings.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Municipal Bond Fund - Class S: TMBIX

Annual Shareholder Report - October 31, 2024

Thrivent Opportunity Income Plus Fund

Class A: AAINX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Opportunity Income Plus Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$94	0.89%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Opportunity Income Plus Fund (Class A), earned a return of 12.39%, underperforming its peer group, the Morningstar Multisector Bond category which returned 12.90%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
10/14	9,550	10,000	10,000	10,000
10/15	9,595	10,196	9,944	10,252
10/16	10,132	10,641	10,802	10,588
10/17	10,554	10,737	11,660	10,644
10/18	10,586	10,517	11,695	10,483
10/19	11,175	11,727	12,893	11,412
10/20	11,380	12,453	13,480	11,863
10/21	11,879	12,393	14,706	11,794
10/22	10,418	10,450	13,041	10,020
10/23	10,774	10,487	13,816	9,938
10/24	12,109	11,593	15,858	11,074

Asset Sector

Top Contributors

Least Contributors

  Financials

  Foreign Government

  Mortgage-Backed Securities

  Communication Services

  Health Care

  Materials

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	12.39%	1.62%	2.40%
Class A (including sales charge)Footnote Reference1	7.31%	0.68%	1.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	14.77%	4.23%	4.72%
Bloomberg U.S. Mortgage-Backed Securities Index	11.44%	-0.60%	1.03%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$841,010,906	1,693	107%	$3,260,530

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Asset-Backed Securities	13.3%
Financials	12.8%
Mortgage-Backed Securities	10.8%
Collateralized Mortgage Obligations	9.5%
U.S. Affiliated Registered Investment Companies	8.9%
U.S. Government & Agencies	5.5%
Consumer Cyclical	5.3%
U.S. Unaffiliated Registered Investment Companies	5.2%
Consumer Non-Cyclical	4.7%
Energy	4.2%

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.9%
U.S. Treasury Notes	2.7%
Vanguard Intermediate-Term Corporate Bond ETF	1.3%
Dryden 109 CLO, Ltd.	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.7%
U.S. Treasury Notes	0.7%
U.S. Treasury Notes	0.6%
iShares Broad USD High Yield Corporate Bond ETF	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	79.2%
Registered Investments Companies	13.6%
Short-Term Investments	6.0%
Preferred Stock	1.2%
Common Stock<	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund no longer invested in leveraged loans or compared its performance to the Morningstar LSTA US Leveraged Loan Index.

  Effective October 31,2024 Portfolio Turnover Rate Risk was added as a principal risk factor for the fund since the Fund’s portfolio turnover rate was greater than 100% for the fiscal year ended.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	4.7
Non-Rated	15.2
D	0.2
C	0.0
CA	0.2
CAA	1.8
B	13.3
BA	13.9
BAA	17.1
A	9.3
AA	6.0
AAA	2.4
U.S. Gov't Guaranteed	15.9

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Opportunity Income Plus Fund - Class A: AAINX

Annual Shareholder Report - October 31, 2024

Thrivent Opportunity Income Plus Fund

Class S: IIINX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Opportunity Income Plus Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$67	0.63%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Opportunity Income Plus Fund (Class S), earned a return of 12.67%, underperforming its peer group, the Morningstar Multisector Bond category which returned 12.90%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
10/14	10,000	10,000	10,000	10,000
10/15	10,069	10,196	9,944	10,252
10/16	10,657	10,641	10,802	10,588
10/17	11,127	10,737	11,660	10,644
10/18	11,188	10,517	11,695	10,483
10/19	11,842	11,727	12,893	11,412
10/20	12,091	12,453	13,480	11,863
10/21	12,654	12,393	14,706	11,794
10/22	11,127	10,450	13,041	10,020
10/23	11,536	10,487	13,816	9,938
10/24	12,998	11,593	15,858	11,074

Asset Sector

Top Contributors

Least Contributors

  Financials

  Foreign Government

  Mortgage-Backed Securities

  Communication Services

  Health Care

  Materials

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	12.67%	1.88%	2.66%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	14.77%	4.23%	4.72%
Bloomberg U.S. Mortgage-Backed Securities Index	11.44%	-0.60%	1.03%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$841,010,906	1,693	107%	$3,260,530

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Asset-Backed Securities	13.3%
Financials	12.8%
Mortgage-Backed Securities	10.8%
Collateralized Mortgage Obligations	9.5%
U.S. Affiliated Registered Investment Companies	8.9%
U.S. Government & Agencies	5.5%
Consumer Cyclical	5.3%
U.S. Unaffiliated Registered Investment Companies	5.2%
Consumer Non-Cyclical	4.7%
Energy	4.2%

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.9%
U.S. Treasury Notes	2.7%
Vanguard Intermediate-Term Corporate Bond ETF	1.3%
Dryden 109 CLO, Ltd.	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.7%
U.S. Treasury Notes	0.7%
U.S. Treasury Notes	0.6%
iShares Broad USD High Yield Corporate Bond ETF	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	79.2%
Registered Investments Companies	13.6%
Short-Term Investments	6.0%
Preferred Stock	1.2%
Common Stock<	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund no longer invested in leveraged loans or compared its performance to the Morningstar LSTA US Leveraged Loan Index.

  Effective October 31,2024 Portfolio Turnover Rate Risk was added as a principal risk factor for the fund since the Fund’s portfolio turnover rate was greater than 100% for the fiscal year ended.

  Effective August 1, 2024, shareholders of Thrivent Multidimensional Income Fund approved the merger of that fund into Thrivent Opportunity Income Plus Fund. The merger occurred at the close of business on August 16, 2024.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	4.7
Non-Rated	15.2
D	0.2
C	0.0
CA	0.2
CAA	1.8
B	13.3
BA	13.9
BAA	17.1
A	9.3
AA	6.0
AAA	2.4
U.S. Gov't Guaranteed	15.9

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Opportunity Income Plus Fund - Class S: IIINX

Annual Shareholder Report - October 31, 2024

Thrivent Small Cap Growth Fund

Class S: TSCGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Small Cap Growth Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$109	0.95%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Small Cap Growth Fund (Class S), earned a return of 30.16%, underperforming its peer group, the Morningstar Small Growth category which returned 34.09%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform since inception?

	Class SFootnote Reference1	Russell 3000® Index	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
02/18	10,000	10,000	10,000	10,000
10/18	10,570	10,103	10,017	10,632
10/19	11,102	11,465	10,658	10,926
10/20	15,191	12,629	12,083	10,898
10/21	21,502	18,173	16,728	16,629
10/22	16,519	15,173	12,376	13,857
10/23	14,691	16,444	11,432	13,090
10/24	19,121	22,670	15,602	17,121

Individual Holdings

Top Contributors

Least Contributors

  Guidewire Software, Inc.

  Hamilton Lane, Inc.

  Nova, Ltd.

  Stoneridge, Inc.

  Paragon 28, Inc.

  Option Care Health, Inc.

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Industrials

  Financials

  Energy

  Real Estate

  Materials

Average Annual Total Returns *	1 Year	5 year	Since Inception 2/28/2018
Class SFootnote Reference1	30.16%	11.49%	10.20%
Russell 3000® Index	37.86%	14.60%	13.04%
Russell 2000® Growth Index	36.49%	7.92%	6.89%
S&P SmallCap 600 Growth Index	30.79%	9.40%	8.39%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$225,051,957	86	67%	$1,821,083

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Guidewire Software, Inc.	2.4%
Triumph Financial, Inc.	2.1%
ExlService Holdings, Inc.	2.1%
Texas Roadhouse, Inc.	2.0%
J & J Snack Foods Corporation	1.9%
Cargurus, Inc.	1.9%
Globus Medical, Inc.	1.8%
Fabrinet	1.8%
HealthEquity, Inc.	1.7%
Penumbra, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.3%
Short-Term Investments	1.7%

Major Market Sectors (% of Net Assets)

Industrials	23.3%
Information Technology	21.7%
Health Care	18.7%
Consumer Discretionary	13.7%
Financials	8.1%
Consumer Staples	3.6%
Communications Services	2.7%
Real Estate	2.7%
Energy	1.9%
Materials	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Growth Fund - Class S: TSCGX

Annual Shareholder Report - October 31, 2024

Thrivent Small Cap Stock Fund

Class A: AASMX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$117	1.01%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Small Cap Stock Fund (Class A), earned a return of 32.04%, outperforming its peer group, the Morningstar Small Blend category which returned 30.66%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including sales charge) Footnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
10/14	9,550	10,000	10,000	10,000
10/15	9,676	10,449	10,285	10,034
10/16	10,229	10,892	10,938	10,446
10/17	13,793	13,504	13,992	13,355
10/18	14,411	14,395	14,776	13,603
10/19	15,209	16,337	15,254	14,270
10/20	15,554	17,994	14,077	14,249
10/21	24,478	25,895	22,374	21,486
10/22	22,238	21,620	19,730	17,502
10/23	20,564	23,431	18,220	16,004
10/24	27,152	32,303	23,686	21,458

Individual Holdings

Top Contributors

Least Contributors

  TTM Technologies, Inc.

  United States Lime & Minerals, Inc.

  SharkNinja, Inc.

  Stoneridge, Inc.

  e.l.f. Beauty, Inc.

  Savers Value Village, Inc.

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Energy

  Health Care

  Utilities

Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	32.04%	12.29%	11.01%
Class A (including sales charge)Footnote Reference1	26.10%	11.26%	10.50%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%
Russell 2000® Index	34.08%	8.50%	7.94%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,281,172,154	98	54%	$18,119,687

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.1%
RLI Corporation	1.9%
National Storage Affiliates Trust	1.8%
Air Lease Corporation	1.7%
SharkNinja, Inc.	1.7%
Kinsale Capital Group, Inc.	1.7%
Cogent Communications Holdings	1.7%
Dayforce, Inc.	1.6%
Badger Infrastructure Solutions, Ltd.	1.6%
Houlihan Lokey, Inc.	1.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.5%
Short-Term Investments	3.5%

Major Market Sectors (% of Net Assets)

Industrials	23.8%
Financials	14.7%
Information Technology	12.7%
Health Care	9.2%
Consumer Discretionary	9.1%
Materials	6.4%
Consumer Staples	6.1%
Real Estate	5.6%
Energy	4.5%
Communications Services	2.5%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Fund - Class A: AASMX

Annual Shareholder Report - October 31, 2024

Thrivent Small Cap Stock Fund

Class S: TSCSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$91	0.78%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Small Cap Stock Fund (Class S), earned a return of 32.34%, outperforming its peer group, the Morningstar Small Blend category which returned 30.66%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
10/14	10,000	10,000	10,000	10,000
10/15	10,186	10,449	10,285	10,034
10/16	10,809	10,892	10,938	10,446
10/17	14,629	13,504	13,992	13,355
10/18	15,325	14,395	14,776	13,603
10/19	16,224	16,337	15,254	14,270
10/20	16,641	17,994	14,077	14,249
10/21	26,254	25,895	22,374	21,486
10/22	23,913	21,620	19,730	17,502
10/23	22,169	23,431	18,220	16,004
10/24	29,338	32,303	23,686	21,458

Individual Holdings

Top Contributors

Least Contributors

  TTM Technologies, Inc.

  United States Lime & Minerals, Inc.

  SharkNinja, Inc.

  Stoneridge, Inc.

  e.l.f. Beauty, Inc.

  Savers Value Village, Inc.

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Energy

  Health Care

  Utilities

Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	32.34%	12.58%	11.36%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%
Russell 2000® Index	34.08%	8.50%	7.94%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,281,172,154	98	54%	$18,119,687

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.1%
RLI Corporation	1.9%
National Storage Affiliates Trust	1.8%
Air Lease Corporation	1.7%
SharkNinja, Inc.	1.7%
Kinsale Capital Group, Inc.	1.7%
Cogent Communications Holdings	1.7%
Dayforce, Inc.	1.6%
Badger Infrastructure Solutions, Ltd.	1.6%
Houlihan Lokey, Inc.	1.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.5%
Short-Term Investments	3.5%

Major Market Sectors (% of Net Assets)

Industrials	23.8%
Financials	14.7%
Information Technology	12.7%
Health Care	9.2%
Consumer Discretionary	9.1%
Materials	6.4%
Consumer Staples	6.1%
Real Estate	5.6%
Energy	4.5%
Communications Services	2.5%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Fund - Class S: TSCSX

Annual Shareholder Report - October 31, 2024

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for the fiscal year ended October 31, 2023 and the fiscal year ended October 31, 2024, for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $625,508 and $629,391, respectively.

(b)           Audit-Related Fees

The aggregate fees PwC billed to registrant for the fiscal year ended October 31, 2023 and the fiscal year ended October 31, 2024, for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a), were $0 for each respective period.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2023 and the fiscal year ended October 31, 2024, for assurance and other services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(c)           Tax Fees

The aggregate tax fees PwC billed to registrant for the fiscal year ended October 31, 2023 and for the fiscal year ended October 31, 2024, for tax compliance, tax advice and tax planning services, were $171,000 and $196,680, respectively.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2023 and the fiscal year ended October 31, 2024, for services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(d)           All Other Fees

The aggregate fees PwC billed to registrant for the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for each respective period. The aggregate fees PwC billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser for the fiscal year ended October 31, 2023 and the fiscal year ended October 31, 2024, for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for each respective period. These figures are also reported in response to Item 4(g) below.

(e)           Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)            Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2024 were for work performed by persons other than full-time permanent employees of PwC.

(g)           The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ended October 31, 2023 and October 31, 2024 were $0 for each respective period.  These figures are also reported in response to Item 4(d) above.

(h)           Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included at the end of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Financial Statements and Additional
Information
October 31, 2024
Thrivent Mutual Funds

Table of Contents
Report of Independent Registered Public Accounting
Firm 3
Schedule of Investments
Thrivent Aggressive Allocation Fund 5
Thrivent Balanced Income Plus Fund 20
Thrivent Global Stock Fund 56
Thrivent Government Bond Fund 71
Thrivent High Income Municipal Bond Fund 76
Thrivent High Yield Fund 86
Thrivent Income Fund 100
Thrivent International Allocation Fund 113
Thrivent Large Cap Growth Fund 127
Thrivent Large Cap Value Fund 129
Thrivent Limited Maturity Bond Fund 132
Thrivent Mid Cap Growth Fund 146
Thrivent Mid Cap Stock Fund 149
Thrivent Mid Cap Value Fund 151
Thrivent Moderate Allocation Fund 154
Thrivent Moderately Aggressive Allocation Fund 188
Thrivent Moderately Conservative Allocation Fund 222
Thrivent Money Market Fund 255
Thrivent Municipal Bond Fund 259
Thrivent Opportunity Income Plus Fund 276
Thrivent Small Cap Growth Fund 309
Thrivent Small Cap Stock Fund 312
Statement of Assets and Liabilities 316
Statement of Operations 322
Statement of Changes in Net Assets 328
Notes to Financial Statements 336
Financial Highlights 358
Federal Tax Information 374
Change in and Disagreement with Accountants 375
Proxy Disclosures 376
Remuneration Paid to Directors, Officers, and Others 377
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract 378

To the Board of Trustees of Thrivent Mutual Funds and Shareholders of each of the twenty-two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-two of the funds constituting Thrivent Mutual Funds, hereafter collectively referred to as the "Funds") as of October
31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures
Thrivent Aggressive Allocation Fund Thrivent Mid Cap Growth Fund
Thrivent Balanced Income Plus Fund Thrivent Mid Cap Stock Fund
Thrivent Global Stock Fund Thrivent Mid Cap Value Fund
Thrivent Government Bond Fund Thrivent Moderate Allocation Fund
Thrivent High Income Municipal Bond Fund Thrivent Moderately Aggressive Allocation Fund
Thrivent High Yield Fund Thrivent Moderately Conservative Allocation Fund
Thrivent Income Fund Thrivent Money Market Fund
Thrivent International Allocation Fund Thrivent Municipal Bond Fund
Thrivent Large Cap Growth Fund Thrivent Opportunity Income Plus Fund
Thrivent Large Cap Value Fund Thrivent Small Cap Growth Fund
Thrivent Limited Maturity Bond Fund Thrivent Small Cap Stock Fund
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, agent banks, transfer agents and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Minneapolis, Minnesota
December 17, 2024
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 43.0% Value
Communications Services  2.7%
27,429 Alphabet, Inc., Class A $ 4,693,376
120,781 Alphabet, Inc., Class C 20,857,671
16,395 Altice USA, Inc.
a
39,840
6,799 AMC Networks, Inc.
a
55,072
4,016 Bandwidth, Inc.
a
78,312
101,587 Cargurus, Inc.
a
3,151,229
26,353 Cogent Communications Holdings 2,115,355
92,190 Comcast Corporation 4,025,937
26,296 E.W. Scripps Company
a
88,223
4,363 Electronic Arts, Inc. 658,159
2,171 Entravision Communications
Corporation 5,037
11,853 iHeartMedia, Inc.
a
23,469
14,554 Integral Ad Science Holding
Corporation
a
172,319
8,165 Iridium Communications, Inc. 239,480
8,210 Liberty Global, Ltd., Class A
a
162,640
6,359 Liberty Latin America, Ltd., Class
A
a
62,255
1,145 Liberty Media Corporation-Liberty
Live Group
a
66,822
13,654 Lumen Technologies, Inc.
a
87,249
7,688 Magnite, Inc.
a
95,946
35,956 Meta Platforms, Inc. 20,407,907
2,180 Netflix, Inc.
a
1,648,145
6,262 New York Times Company 349,670
1,458 Omnicom Group, Inc. 147,258
52,189 Pinterest, Inc.
a
1,659,088
96,536 QuinStreet, Inc.
a
2,027,256
1,735 Sinclair, Inc. 29,963
6,461 Sirius XM Holdings, Inc.
b
172,250
1,880 TechTarget, Inc.
a
54,417
4,331 Telephone and Data Systems, Inc. 128,847
1,500 TKO Group Holdings, Inc.
a
175,155
17,472 Trade Desk, Inc.
a
2,100,309
134,129 Verizon Communications, Inc. 5,650,855
144,648 Warner Brothers Discovery, Inc.
a
1,175,988
Total 72,405,499
Consumer Discretionary  4.6%
114 Adient plc
a
2,226
103,548 Amazon.com, Inc.
a
19,301,347
15,510 American Axle & Manufacturing
Holdings, Inc.
a
87,631
11,389 American Eagle Outfitters, Inc. 223,111
29,200 Aptiv plc
a
1,659,436
2,689 Aramark 101,725
2,847 Autoliv, Inc. 264,429
2,607 Bath & Body Works, Inc. 73,987
22,457 Best Buy Company, Inc. 2,030,787
739 Booking Holdings, Inc. 3,455,749
20,876 Boot Barn Holdings, Inc.
a
2,600,106
7,166 BorgWarner, Inc. 240,993
1,912 Bright Horizons Family Solutions,
Inc.
a
255,195
13,663 Brunswick Corporation 1,089,488
1,427 Carvana Company
a
352,911
160 Cavco Industries, Inc.
a
65,567
60,634 Champion Homes, Inc.
a
5,349,738
10,038 Chewy, Inc.
a
270,725
60,030 Chipotle Mexican Grill, Inc.
a
3,347,873
31,506 Columbia Sportswear Company 2,535,288
63,952 Cooper-Standard Holdings, Inc.
a
802,598
6,975 Crocs, Inc.
a
752,044
10,529 D.R. Horton, Inc. 1,779,401
Shares Common Stock  43.0% Value
Consumer Discretionary  4.6% - continued
11,642 Dana, Inc. $ 89,294
469 Darden Restaurants, Inc. 75,049
14,629 Deckers Outdoor Corporation
a
2,353,660
21,081 DoorDash, Inc.
a
3,303,393
765 Dorman Products, Inc.
a
87,233
40,032 eBay, Inc. 2,302,240
1,505 Etsy, Inc.
a
77,417
15,606 Expedia Group, Inc.
a
2,439,374
2,051 Ford Motor Company 21,105
1,907 Fox Factory Holding Corporation
a
68,633
415 Frontdoor, Inc.
a
20,621
12,229 Gap, Inc. 253,996
8,975 Garmin, Ltd. 1,780,191
21,178 Gentex Corporation 641,905
4,332 Goodyear Tire & Rubber
Company
a
34,699
14,825 Grand Canyon Education, Inc.
a
2,032,656
3,164 Group 1 Automotive, Inc. 1,152,708
1,755 H&R Block, Inc. 104,826
16,988 Hanesbrands, Inc.
a
118,067
2,436 Hasbro, Inc. 159,875
16,321 Hilton Worldwide Holdings, Inc. 3,832,987
10,813 Home Depot, Inc. 4,257,619
5,006 Installed Building Products, Inc. 1,085,801
68 KB Home 5,338
9,643 Latham Group, Inc.
a
62,679
16,594 Laureate Education, Inc. 285,085
1,398 LCI Industries 155,569
755 Lear Corporation 72,299
2,191 Leggett & Platt, Inc. 26,292
1,205 Lennar Corporation 205,212
10,084 LKQ Corporation 370,990
14,137 Lowe's Companies, Inc. 3,701,491
8,618 Lululemon Athletica, Inc.
a
2,567,302
286 M/I Homes, Inc.
a
43,355
4,658 Mattel, Inc.
a
94,930
6,521 McDonald's Corporation 1,904,849
11,733 Modine Manufacturing Company
a
1,381,795
2,464 Mohawk Industries, Inc.
a
330,841
22,487 NIKE, Inc. 1,734,422
467 NVR, Inc.
a
4,274,362
313 OneSpaWorld Holdings, Ltd. 5,481
1,613 O'Reilly Automotive, Inc.
a
1,860,015
10,577 Patrick Industries, Inc. 1,332,490
3,932 Pool Corporation 1,421,968
197 PVH Corporation 19,397
61,203 Qurate Retail, Inc.
a
32,707
398 Ralph Lauren Corporation 78,776
2,439 Revolve Group, Inc.
a
60,536
15,741 Ross Stores, Inc. 2,199,333
4,186 Service Corporation International/
US 341,787
52,825 SharkNinja, Inc. 4,870,993
107,005 Sony Group Corporation ADR 1,883,288
1,861 Steven Madden, Ltd. 83,689
2,222 Stitch Fix, Inc.
a
7,010
117,245 Stoneridge, Inc.
a
819,543
1,308 Strategic Education, Inc. 113,744
31,550 Tesla, Inc.
a
7,882,768
19,230 Texas Roadhouse, Inc. 3,675,238
276 TopBuild Corporation
a
97,533
3,033 Travel + Leisure Company 145,008
450 Ulta Beauty, Inc.
a
166,041
2,962 Upbound Group, Inc. 86,609
2,001 Valvoline, Inc.
a
80,600

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  43.0% Value
Consumer Discretionary  4.6% - continued
11,234 VF Corporation $ 232,656
1,048 Visteon Corporation
a
94,582
42 Wingstop, Inc. 12,083
64,376 Wyndham Hotels & Resorts, Inc. 5,685,688
51,901 Yum China Holding, Inc. 2,289,353
Total 125,731,431
Consumer Staples  2.0%
24,653 Altria Group, Inc. 1,342,602
3,416 BellRing Brands, Inc.
a
224,875
25,532 BJ's Wholesale Club Holdings,
Inc.
a
2,163,326
3,402 Casey's General Stores, Inc. 1,340,456
23,600 Coca-Cola Company 1,541,316
2,675 Colgate-Palmolive Company 250,674
538 Costco Wholesale Corporation 470,309
242,806 Coty, Inc.
a
1,806,477
27,209 e.l.f. Beauty, Inc.
a
2,863,747
28,372 J & J Snack Foods Corporation 4,656,413
16,096 J.M. Smucker Company 1,827,057
15,997 John B. Sanfilippo & Son, Inc. 1,319,912
149,788 Kenvue, Inc. 3,434,639
2,389 Keurig Dr Pepper, Inc. 78,718
962 Kimberly-Clark Corporation 129,081
4,376 Kroger Company 244,050
28,614 Lamb Weston Holdings, Inc. 2,223,022
15,241 Lancaster Colony Corporation 2,645,838
6,643 McCormick & Company, Inc. 519,748
64,755 Philip Morris International, Inc. 8,592,989
20,794 Pilgrim's Pride Corporation
a
1,007,261
257 PriceSmart, Inc. 21,352
14,591 Procter & Gamble Company 2,410,141
49,831 Sysco Corporation 3,734,833
16,669 Turning Point Brands, Inc. 787,277
18,432 Tyson Foods, Inc. 1,079,931
2,209 US Foods Holding Corporation
a
136,185
90,602 Walmart, Inc. 7,424,834
287 WD-40 Company 75,214
Total 54,352,277
Energy  1.7%
38,750 Archrock, Inc. 775,775
40,519 Baker Hughes Company 1,542,964
37,080 ConocoPhillips 4,061,743
883 Coterra Energy, Inc. 21,121
116,235 Devon Energy Corporation 4,495,970
125,121 Enterprise Products Partners, LP 3,585,968
16,298 EOG Resources, Inc. 1,987,704
44,398 Expand Energy Corporation 3,761,399
5,535 Expro Group Holdings NV
a
70,571
71,932 Exxon Mobil Corporation 8,400,219
3,546 Gulfport Energy Corporation
a
490,908
135,237 Halliburton Company 3,751,474
11,183 Hess Midstream, LP 387,491
2,297 Kodiak Gas Services, Inc. 73,228
12,786 Marathon Petroleum Corporation 1,859,979
45,442 Matador Resources Company 2,367,983
29,855 Noble Corporation plc 954,763
123,611 NOV, Inc. 1,917,207
8,151 Ovintiv, Inc. 319,519
3,083 Par Pacific Holdings, Inc.
a
47,632
3,514 Phillips 66 428,075
9,184 Schlumberger NV 368,003
23,690 Shell plc ADR 1,600,260
Shares Common Stock  43.0% Value
Energy  1.7% - continued
4,028 SM Energy Company $ 169,055
3,120 Solaris Energy Infrastructure, Inc. 40,997
178 Targa Resources Corporation 29,719
128,272 TechnipFMC plc 3,423,580
3,132 Williams Companies, Inc. 164,023
Total 47,097,330
Financials  6.4%
1,579 1st Source Corporation 93,524
13,594 Allstate Corporation 2,535,553
66,483 Ally Financial, Inc. 2,330,229
1,804 Amalgamated Financial
Corporation 59,830
6,951 American Express Company 1,877,326
32,316 American International Group, Inc. 2,452,138
6,631 Ameriprise Financial, Inc. 3,383,799
662 Ameris Bancorp 41,037
714 AMERISAFE, Inc. 38,592
7,235 Annaly Capital Management, Inc. 137,537
17,863 Arch Capital Group, Ltd.
a
1,760,577
3,979 Arthur J. Gallagher & Company 1,118,895
3,643 Artisan Partners Asset
Management, Inc. 160,656
7,535 Associated Banc-Corp 178,881
1,072 Assurant, Inc. 205,502
1,337 Assured Guaranty, Ltd. 111,586
743 Atlantic Union Bankshares
Corporation 28,085
512 Axis Capital Holdings, Ltd. 40,069
1,900 Axos Financial, Inc.
a
128,668
175,991 Bank of America Corporation 7,359,944
134 Bank of Hawaii Corporation 9,679
533 Bank of Marin Bancorp 11,838
30,713 Bank of N.T. Butterfield & Son, Ltd. 1,123,174
44,781 Bank of New York Mellon
Corporation 3,374,696
8,584 Bank OZK 375,550
1,431 BankFinancial Corporation 17,444
3,654 BankUnited, Inc. 129,132
1,223 Bar Harbor Bankshares 39,319
459 BayCom Corporation 11,406
2,680 BCB Bancorp, Inc. 32,535
6,232 Berkshire Hathaway, Inc.
a
2,810,133
2,721 Berkshire Hills Bancorp, Inc. 74,093
2,412 Block, Inc.
a
174,436
19,118 Blue Owl Capital, Inc. 427,478
137 BOK Financial Corporation 14,554
71,477 Bridgewater Bancshares, Inc.
a
1,043,564
2,214 Brighthouse Financial, Inc.
a
104,722
1,444 BrightSpire Capital, Inc. 8,780
16,498 Brookline Bancorp, Inc. 185,602
17,668 Brown & Brown, Inc. 1,848,780
2,390 Business First Bancshares, Inc. 62,594
2,370 Byline Bancorp, Inc. 63,777
2,497 Cadence Bank 83,475
187 Camden National Corporation 7,845
167 Capital City Bank Group, Inc. 5,845
17,965 Capital One Financial Corporation 2,924,522
6,546 Capitol Federal Financial, Inc. 42,189
5,739 Carlyle Group, Inc. 287,122
333 Cathay General Bancorp 15,311
5,688 Cboe Global Markets, Inc. 1,214,786
888 Central Pacific Financial
Corporation 23,923
53,259 Charles Schwab Corporation 3,772,335

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  43.0% Value
Financials  6.4% - continued
12,606 Chubb, Ltd. $ 3,560,439
3,740 Cincinnati Financial Corporation 526,704
4,263 Citigroup, Inc. 273,557
1,359 Citizens Financial Group, Inc. 57,241
2,540 CNB Financial Corporation 64,465
3,806 CNO Financial Group, Inc. 130,926
6,194 Columbia Banking System, Inc. 176,591
2,024 Comerica, Inc. 128,949
1,840 Commerce Bancshares, Inc. 115,000
249 Community Financial System, Inc. 15,224
5,505 Community Trust Bancorp, Inc. 285,159
1,150 ConnectOne Bancorp, Inc. 27,876
921 Cullen/Frost Bankers, Inc. 117,289
2,906 Customers Bancorp, Inc.
a
134,054
1,012 CVB Financial Corporation 19,663
21,093 Discover Financial Services 3,130,834
2,792 Eagle Bancorp, Inc. 73,178
2,747 East West Bancorp, Inc. 267,805
5,823 Ellington Credit Company 38,082
633 Employers Holdings, Inc. 30,840
1,317 Enova International, Inc.
a
114,460
204 Enterprise Bancorp, Inc./MA 6,550
2,130 Enterprise Financial Services
Corporation 112,294
3,718 Equitable Holdings, Inc. 168,574
1,287 Equity Bancshares, Inc. 54,685
105,213 F.N.B. Corporation 1,525,588
4,987 Federal Agricultural Mortgage
Corporation 913,967
12,601 Federated Hermes, Inc. 505,678
3,441 Fidelity National Information
Services, Inc. 308,761
2,847 Fifth Third Bancorp 124,357
3,011 Financial Institutions, Inc. 72,294
509 First American Financial
Corporation 32,652
1,309 First Bancorp/Puerto Rico 25,238
3,535 First Bancshares, Inc. 118,316
3,429 First Busey Corporation 83,359
1,120 First Citizens BancShares, Inc./NC 2,169,832
4,170 First Financial Bancorp 106,669
1,229 First Financial Bankshares, Inc. 44,416
1,514 First Financial Corporation 65,041
970 First Foundation, Inc. 6,528
762 First Hawaiian, Inc. 18,852
15,857 First Horizon Corporation 274,802
1,438 First Internet Bancorp 50,287
2,192 First Interstate BancSystem, Inc. 67,514
2,759 First Merchants Corporation 102,221
2,500 First Mid-Illinois Bancshares, Inc. 95,375
4,068 First of Long Island Corporation 51,155
4,549 Fiserv, Inc.
a
900,247
1,801 Flagstar Financial, Inc.
b
18,226
3,313 Flushing Financial Corporation 51,931
21,166 Fulton Financial Corporation 383,316
59,102 Glacier Bancorp, Inc. 3,082,169
2,294 Global Payments, Inc. 237,911
2,567 Great Southern Bancorp, Inc. 145,523
1,124 Green Dot Corporation
a
12,769
10,662 Hamilton Lane, Inc. 1,915,322
2,836 Hancock Whitney Corporation 147,699
10,961 Hanmi Financial Corporation 250,678
745 Hanover Insurance Group, Inc. 110,506
461 HarborOne Bancorp, Inc. 5,472
Shares Common Stock  43.0% Value
Financials  6.4% - continued
4,083 Hartford Financial Services Group,
Inc. $ 450,927
1,615 Heartland Financial USA, Inc. 96,092
1,546 Heritage Commerce Corporation 15,012
5,557 Heritage Financial Corporation 127,755
2,337 Home BancShares, Inc. 63,777
4,299 Hometrust Bancshares, Inc. 142,512
6,658 Hope Bancorp, Inc. 82,493
324 Horace Mann Educators
Corporation 12,066
5,248 Horizon Bancorp, Inc. 84,073
26,652 Houlihan Lokey, Inc. 4,604,666
5,063 Huntington Bancshares, Inc./OH 78,932
1,731 Independent Bank Corporation/MA 108,880
2,923 Independent Bank Corporation/MI 95,816
37,887 Intercontinental Exchange, Inc. 5,905,447
78 International Bancshares
Corporation 4,778
8,693 Invesco, Ltd. 150,737
376 Investar Holding Corporation 7,847
46,172 J.P. Morgan Chase & Company 10,246,490
10,113 Jack Henry & Associates, Inc. 1,839,858
13,752 Janus Henderson Group plc 568,095
1,054 Jefferies Financial Group, Inc. 67,435
9,276 Kearny Financial Corporation/MD 64,839
173,934 KeyCorp 3,000,362
15,504 Kinsale Capital Group, Inc. 6,637,417
1,093 LendingTree, Inc.
a
62,334
715 M&T Bank Corporation 139,196
916 MarketAxess Holdings, Inc. 265,109
15,816 Marsh & McLennan Companies,
Inc. 3,451,684
4,962 Mastercard, Inc. 2,478,966
2,698 Mercantile Bank Corporation 115,636
37,209 MetLife, Inc. 2,917,930
1,124 Metropolitan Bank Holding
Corporation
a
60,134
9,929 MFA Financial, Inc. 122,027
48,297 MGIC Investment Corporation 1,209,357
765 Mid Penn Bancorp, Inc. 24,166
4,052 Midland States Bancorp, Inc. 100,530
7,158 MidWestOne Financial Group, Inc. 207,153
1,481 Moody's Corporation 672,433
678 Morningstar, Inc. 222,418
4,641 Mr. Cooper Group, Inc.
a
410,961
4,979 MSCI, Inc. 2,844,005
223 MVB Financial Corporation 4,235
53,233 Nasdaq, Inc. 3,934,983
54 Nelnet, Inc. 6,086
17,136 NMI Holdings, Inc.
a
662,820
29,644 Northern Trust Corporation 2,979,815
4,163 Northfield Bancorp, Inc. 48,999
5,799 Northwest Bancshares, Inc. 77,069
16,684 OceanFirst Financial Corporation 303,649
8,808 OFG Bancorp 354,698
4,477 Old National Bancorp 86,227
3,177 Old Republic International
Corporation 110,973
4,575 Old Second Bancorp, Inc. 75,122
5,088 OneMain Holdings, Inc. 252,721
457 Orrstown Financial Services, Inc. 17,110
654 Palomar Holdings, Inc.
a
58,710
60 Park National Corporation 10,367
28,945 PayPal Holdings, Inc.
a
2,295,339
893 PCB Bancorp 16,762

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  43.0% Value
Financials  6.4% - continued
714 PennyMac Financial Services, Inc. $ 71,172
3,233 Peoples Bancorp, Inc./OH 99,512
1,146 Pinnacle Financial Partners, Inc. 120,846
482 PNC Financial Services Group,
Inc. 90,746
4,849 Popular, Inc. 432,676
1,210 Principal Financial Group, Inc. 99,704
8,176 Progressive Corporation 1,985,378
21,562 Prosperity Bancshares, Inc. 1,578,338
1,655 Prudential Financial, Inc. 202,704
39,350 Radian Group, Inc. 1,373,709
3,143 Regions Financial Corporation 75,023
352 Reinsurance Group of America,
Inc. 74,300
6,537 Rithm Capital Corporation 69,227
22,821 RLI Corporation 3,559,391
2,252 S&P Global, Inc. 1,081,771
11,676 SEI Investments Company 872,898
527 ServisFirst Bancshares, Inc. 43,815
3,481 Shore Bancshares, Inc. 50,614
476 Simmons First National
Corporation 11,043
1,004 Skyward Specialty Insurance
Group, Inc.
a
44,387
503 Southern Missouri Bancorp, Inc. 29,828
2,097 Southside Bancshares, Inc. 67,943
1,100 SouthState Corporation 107,283
645 Stellar Bancorp, Inc. 17,557
4,170 StepStone Group, Inc. 250,742
495 Stifel Financial Corporation 51,292
2,130 Synovus Financial Corporation 106,223
343 Texas Capital Bancshares, Inc.
a
26,394
31,081 TPG, Inc. 2,103,562
28,449 Tradeweb Markets, Inc. 3,613,023
45,627 Triumph Financial, Inc.
a
4,032,058
775 Truist Financial Corporation 33,364
2,586 TrustCo Bank Corporation NY 85,286
1,917 U.S. Bancorp 92,610
536 UMB Financial Corporation 58,815
1,669 United Bankshares, Inc. 62,888
1,003 United Community Banks, Inc. 28,545
2,333 Univest Financial Corporation 64,927
4,483 Unum Group 287,719
12,398 Valley National Bancorp 117,409
9,955 Virtu Financial, Inc. 308,207
20,005 Visa, Inc. 5,798,449
339 WaFd, Inc. 11,519
548 Walker & Dunlop, Inc. 59,935
11,207 Webster Financial Corporation 580,523
134,896 Wells Fargo & Company 8,757,448
2,506 Westamerica Bancorporation 129,109
46,061 Western Alliance Bancorp 3,832,736
16,899 Western Union Company 181,833
795 Willis Towers Watson plc 240,241
999 Wintrust Financial Corporation 115,774
427 WSFS Financial Corporation 20,996
34,325 Zions Bancorp NA 1,786,960
Total 174,072,659
Health Care  5.0%
17,625 Abbott Laboratories 1,998,146
11,680 AbbVie, Inc. 2,381,202
1,987 ACELYRIN, Inc.
a
11,286
604 ADMA Biologics, Inc.
a
9,851
21,177 Agilent Technologies, Inc. 2,759,575
Shares Common Stock  43.0% Value
Health Care  5.0% - continued
1,303 Agios Pharmaceuticals, Inc.
a
$ 57,892
3,368 Align Technology, Inc.
a
690,541
9,454 Amgen, Inc. 3,026,793
15,588 AMN Healthcare Services, Inc.
a
591,409
1,216 Anika Therapeutics, Inc.
a
20,806
4,610 Arcellx, Inc.
a
388,485
3,010 Argenx SE ADR
a
1,764,763
323 Arvinas, Inc.
a
8,537
3,868 Ascendis Pharma AS ADR
a
475,068
765 Astria Therapeutics, Inc.
a
8,553
119,250 Avantor, Inc.
a
2,667,622
6,451 Biogen, Inc.
a
1,122,474
4,884 Bio-Techne Corporation 360,195
8,902 Boston Scientific Corporation
a
747,946
512 Bruker Corporation 28,984
4,323 CareDx, Inc.
a
95,668
5,693 Caribou Biosciences, Inc.
a
11,158
1,237 Castle Biosciences, Inc.
a
42,887
6,534 Cencora, Inc. 1,490,275
3,287 Centene Corporation
a
204,649
368 Charles River Laboratories
International, Inc.
a
65,717
6,716 Chemed Corporation 3,628,252
8,393 Cigna Group 2,642,200
5,386 Cooper Companies, Inc.
a
563,806
636 CRISPR Therapeutics AG
a,b
29,504
12,488 Danaher Corporation 3,067,802
2,789 Definitive Healthcare Corporation
a
11,574
6,928 Denali Therapeutics, Inc.
a
179,851
17,311 Dentsply Sirona, Inc. 401,096
22,837 Dexcom, Inc.
a
1,609,552
133 Doximity, Inc.
a
5,551
4,565 Editas Medicine, Inc.
a
13,238
13,708 Edwards Lifesciences Corporation
a
918,573
33,385 Elanco Animal Health, Inc.
a
421,986
9,597 Elevance Health, Inc. 3,894,079
7,980 Eli Lilly & Company 6,621,325
441 Enanta Pharmaceuticals, Inc.
a
4,959
40,991 Encompass Health Corporation 4,076,965
5,415 Erasca, Inc.
a
14,025
433 Exelixis, Inc.
a
14,376
6,677 Fate Therapeutics, Inc.
a
15,824
37,052 Gilead Sciences, Inc. 3,290,959
43,612 Globus Medical, Inc.
a
3,207,226
6,615 GoodRx Holdings, Inc.
a
40,484
37,987 Haemonetics Corporation
a
2,703,155
1,473 Health Catalyst, Inc.
a
11,445
19,818 HealthEquity, Inc.
a
1,689,484
8,513 Humana, Inc. 2,194,907
4,668 ICON plc
a
1,036,809
8,201 IDEXX Laboratories, Inc.
a
3,337,151
261 Illumina, Inc.
a
37,621
6,499 Inspire Medical Systems, Inc.
a
1,267,565
1,614 Intellia Therapeutics, Inc.
a
22,951
6,536 Intuitive Surgical, Inc.
a
3,293,098
1,347 IQVIA Holding, Inc.
a
277,240
442 iTeos Therapeutics, Inc.
a
3,735
40,766 Johnson & Johnson 6,516,853
2,149 Kura Oncology, Inc.
a
35,931
555 Kymera Therapeutics, Inc.
a
25,624
17,056 Labcorp Holdings, Inc. 3,893,373
11,594 Legend Biotech Corporation ADR
a
521,962
62 Ligand Pharmaceuticals, Inc.
a
6,553
3,011 Medpace Holdings, Inc.
a
946,116
30,496 Medtronic plc 2,721,768

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  43.0% Value
Health Care  5.0% - continued
40,971 Merck & Company, Inc. $ 4,192,153
1,358 Mettler-Toledo International, Inc.
a
1,754,197
3,995 Molina Healthcare, Inc.
a
1,283,274
2,012 Myriad Genetics, Inc.
a
44,184
10,269 Natera, Inc.
a
1,242,138
7,525 Neurocrine Biosciences, Inc.
a
905,032
1,942 Novocure, Ltd.
a
29,480
124,414 Option Care Health, Inc.
a
2,866,499
30,018 Paragon 28, Inc.
a
159,095
14,153 Penumbra, Inc.
a
3,239,197
10,528 Pfizer, Inc. 297,942
405 Phibro Animal Health Corporation 9,364
944 Prestige Consumer Healthcare,
Inc.
a
69,620
2,527 Prothena Corporation plc
a
42,959
2,072 PTC Therapeutics, Inc.
a
82,714
722 QIAGEN NV 30,396
889 Quest Diagnostics, Inc. 137,644
1,936 Regeneron Pharmaceuticals, Inc.
a
1,622,755
12,437 Relay Therapeutics, Inc.
a
70,083
30,187 Repligen Corporation
a
4,053,208
4,002 Rocket Pharmaceuticals, Inc.
a
66,633
25,811 Royalty Pharma plc 696,897
22,133 RxSight, Inc.
a
1,121,258
1,902 Sage Therapeutics, Inc.
a
11,564
41,406 Sanofi SA ADR 2,189,549
16,085 Sarepta Therapeutics, Inc.
a
2,026,710
81,306 scPharmaceuticals, Inc.
a
337,420
3,030 STERIS plc 672,206
108,518 Stevanato Group SPA 2,062,927
4,152 Stryker Corporation 1,479,275
1,190 Teleflex, Inc. 239,261
614 Tenet Healthcare Corporation
a
95,182
3,513 Thermo Fisher Scientific, Inc. 1,919,222
44,697 Twist Bioscience Corporation
a
1,803,971
2,243 UnitedHealth Group, Inc. 1,266,174
8,092 Veeva Systems, Inc.
a
1,689,852
29,041 Vericel Corporation
a
1,278,966
4,449 Vertex Pharmaceuticals, Inc.
a
2,117,635
5,645 Viatris, Inc. 65,482
89,710 Viemed Healthcare, Inc.
a
767,021
1,487 West Pharmaceutical Services,
Inc. 457,892
3,602 Xencor, Inc.
a
75,678
2,288 Xenon Pharmaceuticals, Inc.
a
94,060
1,471 Zentalis Pharmaceuticals, Inc.
a
4,016
29,038 Zimmer Biomet Holdings, Inc. 3,104,743
12,613 Zoetis, Inc. 2,254,952
Total 136,277,510
Industrials  6.7%
4,341 A.O. Smith Corporation 326,009
11,170 AAR Corporation
a
655,679
644 ABM Industries, Inc. 34,171
30 Acuity Brands, Inc. 9,021
25,198 Advanced Drainage Systems, Inc. 3,776,676
14,046 AECOM 1,500,113
50,318 Air Lease Corporation 2,231,603
1,840 Allison Transmission Holdings, Inc. 196,622
52,491 Amentum Holdings, Inc.
a
1,561,082
11,031 AMETEK, Inc. 2,022,424
1,474 Applied Industrial Technologies,
Inc. 341,364
1,811 Arcosa, Inc. 169,582
5,976 Armstrong World Industries, Inc. 833,951
Shares Common Stock  43.0% Value
Industrials  6.7% - continued
31,212 Atmus Filtration Technologies, Inc. $ 1,215,395
7,208 Automatic Data Processing, Inc. 2,084,842
3,052 Axon Enterprise, Inc.
a
1,292,522
13,760 AZEK Company, Inc.
a
605,440
122,656 Badger Infrastructure Solutions,
Ltd. 3,190,721
22,123 Barrett Business Services, Inc. 800,631
12,611 Beacon Roofing Supply, Inc.
a
1,161,095
9,162 Brady Corporation 651,785
36,882 BWX Technologies, Inc. 4,490,383
9 CACI International, Inc.
a
4,973
411 Carlisle Companies, Inc. 173,537
11,309 Casella Waste Systems, Inc.
a
1,106,925
10,089 Caterpillar, Inc. 3,795,482
29,641 CECO Environmental Corporation
a
705,456
6,601 Clean Harbors, Inc.
a
1,526,547
257,410 CNH Industrial NV 2,890,714
816 CSW Industrials, Inc. 288,130
148,270 CSX Corporation 4,987,803
1,630 Cummins, Inc. 536,237
643 Curtiss-Wright Corporation 221,809
28,554 Dayforce, Inc.
a,b
2,025,906
59,047 Delta Air Lines, Inc. 3,378,669
2,317 DNOW, Inc.
a
27,410
4,649 Donaldson Company, Inc. 340,121
29 Dover Corporation 5,491
4,123 EMCOR Group, Inc. 1,839,147
35,530 Enerpac Tool Group Corporation 1,567,584
97 ESCO Technologies, Inc. 12,177
135,263 ExlService Holdings, Inc.
a
5,636,409
8,669 Expeditors International of
Washington, Inc. 1,031,611
102,245 Fastenal Company 7,993,514
12,085 Ferguson Enterprises, Inc. 2,377,603
90,672 Flowserve Corporation 4,772,974
12,269 Fluor Corporation
a
641,423
11,095 General Dynamics Corporation 3,235,413
13,433 Graco, Inc. 1,094,118
674 Griffon Corporation 42,381
67,815 Helios Technologies, Inc. 3,128,306
432 Herc Holdings, Inc. 90,348
16,281 Honeywell International, Inc. 3,348,676
65,625 Howmet Aerospace, Inc. 6,544,125
1,553 IDEX Corporation 333,336
6,130 IES Holdings, Inc.
a
1,340,416
11,902 Ingersoll Rand, Inc. 1,142,592
1,829 Interface, Inc. 31,953
3,123 ITT Corporation 437,595
17,882 Jacobs Solutions, Inc. 2,513,852
200,686 Janus International Group, Inc.
a
1,477,049
14,109 JB Hunt Transport Services, Inc. 2,548,368
2,463 Kirby Corporation
a
282,654
33,456 Knight-Swift Transportation
Holdings, Inc. 1,742,388
32,712 Korn Ferry 2,311,103
3,664 Kratos Defense & Security
Solutions, Inc.
a
83,246
13,256 L3Harris Technologies, Inc. 3,280,462
11,319 Landstar System, Inc. 1,989,541
1,188 Leidos Holdings, Inc. 217,594
5,141 Lincoln Electric Holdings, Inc. 989,951
2,152 ManpowerGroup, Inc. 135,253
15,369 Masco Corporation 1,228,137
160,522 Masterbrand, Inc.
a
2,882,975
13,362 Miller Industries, Inc. 877,082

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  43.0% Value
Industrials  6.7% - continued
8,133 Moog, Inc. $ 1,533,884
21,336 Mueller Water Products, Inc. 460,644
3,901 Northrop Grumman Corporation 1,985,687
25,281 nVent Electric plc 1,885,204
14,366 Old Dominion Freight Line, Inc. 2,892,163
1,784 Otis Worldwide Corporation 175,189
13,007 Owens Corning, Inc. 2,299,508
1,831 PACCAR, Inc. 190,937
2,290 Parker-Hannifin Corporation 1,452,020
10,001 Pentair plc 991,299
5,719 Quanta Services, Inc. 1,725,022
8,517 Regal Rexnord Corporation 1,418,421
854 Republic Services, Inc. 169,092
26,216 Robert Half, Inc. 1,785,572
8,593 Rockwell Automation, Inc. 2,291,839
1,351 Rush Enterprises, Inc. 76,440
5,295 Saia, Inc.
a
2,587,190
76,387 Schneider National, Inc. 2,160,224
7,920 Simpson Manufacturing Company,
Inc. 1,423,937
3,422 SkyWest, Inc.
a
325,774
6,155 SS&C Technologies Holdings, Inc. 430,419
17,481 Tennant Company 1,530,636
216 Tetra Tech, Inc. 10,558
52,309 Timken Company 4,341,647
7,765 Trane Technologies plc 2,874,292
301 TransDigm Group, Inc. 391,992
16,736 TransUnion 1,695,357
46,096 Uber Technologies, Inc.
a
3,321,217
9,305 UFP Industries, Inc. 1,138,374
56 UniFirst Corporation/MA 10,069
970 Union Pacific Corporation 225,108
1,963 United Airlines Holdings, Inc.
a
153,624
35,356 United Parcel Service, Inc. 4,739,825
3,926 United Rentals, Inc. 3,191,053
8,073 Verisk Analytics, Inc. 2,217,815
3,636 Verra Mobility Corporation
a
94,427
848 Wabtec Corporation 159,407
10,459 Waste Connections, Inc. 1,848,628
1,675 Waste Management, Inc. 361,549
2,794 Watsco, Inc. 1,321,590
54,638 WNS Holdings, Ltd.
a
2,622,078
Total 180,877,388
Information Technology  9.3%
1,151 A10 Networks, Inc. 16,862
2,954 ACI Worldwide, Inc.
a
145,337
3,271 Adobe, Inc.
a
1,563,800
27,165 Advanced Micro Devices, Inc.
a
3,913,662
13,266 Agilysys, Inc.
a
1,327,131
1,569 Ambarella, Inc.
a
88,162
79,878 Amphenol Corporation 5,353,424
134,309 Apple, Inc. 30,341,746
22,652 Applied Materials, Inc. 4,113,150
390 AppLovin Corporation
a
66,062
5,465 Arista Networks, Inc.
a
2,111,895
23,366 ASGN, Inc.
a
2,152,009
744 Atlassian Corporation
a
140,274
12,633 Autodesk, Inc.
a
3,585,245
166 Box, Inc.
a
5,272
24,546 Broadcom, Inc. 4,167,174
12,008 CDW Corporation 2,260,266
40,502 Ciena Corporation
a
2,572,282
128,458 Cisco Systems, Inc. 7,035,645
Shares Common Stock  43.0% Value
Information Technology  9.3% - continued
3,436 Clearwater Analytics Holdings,
Inc.
a
$ 89,714
1,869 Coherent Corporation
a
172,770
62,456 Cohu, Inc.
a
1,556,404
1,942 CommScope Holding Company,
Inc.
a
13,070
1,363 CommVault Systems, Inc.
a
212,887
475 Consensus Cloud Solutions, Inc.
a
10,535
2,299 Credo Technology Group Holding,
Ltd.
a
86,672
5,010 CrowdStrike Holdings, Inc.
a
1,487,319
8,776 CyberArk Software, Ltd.
a
2,426,740
9,321 Datadog, Inc.
a
1,169,226
12,552 Descartes Systems Group, Inc.
a
1,304,529
28,140 DocuSign, Inc.
a
1,952,353
4,685 Dolby Laboratories, Inc. 341,536
28,931 Dynatrace Holdings, LLC
a
1,556,488
265 Elastic NV
a
21,261
1,161 F5, Inc.
a
271,535
15,312 Fabrinet
a
3,689,733
7,597 Flex, Ltd.
a
263,388
22,096 Fortinet, Inc.
a
1,738,071
3,283 Gartner, Inc.
a
1,649,707
47,733 Gitlab, Inc.
a
2,565,649
6,100 Globant SA
a
1,280,329
31,665 Guidewire Software, Inc.
a
5,897,923
3,199 HubSpot, Inc.
a
1,774,773
3,969 Insight Enterprises, Inc.
a
694,257
30,377 International Business Machines
Corporation 6,279,533
816 IPG Photonics Corporation
a
66,063
1,314 Itron, Inc.
a
146,853
115,054 JFrog, Ltd.
a
3,357,276
2,782 Keysight Technologies, Inc.
a
414,546
1,768 KLA Corporation 1,177,895
19,221 Lam Research Corporation 1,429,081
57,442 Lattice Semiconductor
Corporation
a
2,910,012
10,925 Littelfuse, Inc. 2,672,583
19,656 Marvell Technology, Inc. 1,574,642
75,578 Microsoft Corporation 30,711,120
379 MicroStrategy, Inc.
a
92,666
2,038 MKS Instruments, Inc. 202,435
9,198 MongoDB, Inc.
a
2,487,139
2,776 Monolithic Power Systems, Inc. 2,107,817
4,677 Motorola Solutions, Inc. 2,101,610
3,470 Napco Security Technologies, Inc. 133,526
1,158 nCino, Inc.
a
43,193
6,676 NetApp, Inc. 769,810
254,398 NVIDIA Corporation 33,773,878
1,744 Okta, Inc.
a
125,376
2,506 Olo, Inc.
a
12,555
11,488 ON Semiconductor Corporation
a
809,789
11,981 Onto Innovation, Inc.
a
2,376,192
309 Oracle Corporation 51,863
137 PC Connection, Inc. 8,720
30,992 PDF Solutions, Inc.
a
877,693
7,111 Plexus Corporation
a
1,024,695
377 Procore Technologies, Inc.
a
24,750
10,643 PTC, Inc.
a
1,972,467
4,018 Q2 Holdings, Inc.
a
340,164
12,332 Qorvo, Inc.
a
878,778
45,020 QUALCOMM, Inc. 7,327,905
19,985 Salesforce, Inc. 5,823,029

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  43.0% Value
Information Technology  9.3% - continued
89,143 Samsung Electronics Company,
Ltd. $ 3,785,100
7,305 ServiceNow, Inc.
a
6,815,492
11,540 Silicon Laboratories, Inc.
a
1,198,544
5,522 SolarWinds Corporation 72,228
2,769 Synopsys, Inc.
a
1,422,186
16,440 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,132,478
22,549 TD SYNNEX Corporation 2,601,027
2,516 TE Connectivity plc 370,909
520 Teledyne Technologies, Inc.
a
236,766
2,013 Tenable Holdings, Inc.
a
79,735
79,992 Trimble, Inc.
a
4,839,516
164,688 TTM Technologies, Inc.
a
3,695,599
2,585 Tyler Technologies, Inc.
a
1,565,450
3,368 Universal Display Corporation 607,318
68,600 Varonis Systems, Inc.
a
3,455,382
5,629 VeriSign, Inc.
a
995,432
868 Viavi Solutions, Inc.
a
8,003
7,815 Vontier Corporation 289,780
17,091 Workiva, Inc.
a
1,363,178
962 Xerox Holdings Corporation 7,860
Total 253,833,904
Materials  1.5%
7,234 Albemarle Corporation 685,277
2,057 Allegheny Technologies, Inc.
a
108,425
1,472 AptarGroup, Inc. 247,164
5,040 Avient Corporation 234,914
24,161 Axalta Coating Systems, Ltd.
a
916,185
632 Balchem Corporation 105,753
13,023 Ball Corporation 771,613
627 Berry Plastics Group, Inc. 44,172
7,291 Celanese Corporation 918,447
38,833 CF Industries Holdings, Inc. 3,193,238
12,741 Chemours Company 231,377
32,733 Corteva, Inc. 1,994,094
3,123 DuPont de Nemours, Inc. 259,178
1,527 Eagle Materials, Inc. 435,897
32,423 Eastman Chemical Company 3,407,333
12,403 Ecolab, Inc. 3,047,789
11,474 Element Solutions, Inc. 310,945
15,300 Greif, Inc. 955,332
18,954 Hecla Mining Company 123,012
1,394 Huntsman Corporation 30,668
31,252 Ingevity Corporation
a
1,306,021
2,470 Innospec, Inc. 266,217
256 International Flavors & Fragrances,
Inc. 25,454
98,418 Ivanhoe Mines, Ltd.
a
1,301,307
1,917 Kaiser Aluminum Corporation 142,356
3,935 Knife River Corporation
a
382,954
1,496 Koppers Holdings, Inc. 50,879
1,047 Linde plc 477,589
357 LyondellBasell Industries NV 31,005
2,692 Martin Marietta Materials, Inc. 1,594,579
2,061 Minerals Technologies, Inc. 155,173
11,599 Mosaic Company 310,389
35,990 Nucor Corporation 5,104,822
2,822 O-I Glass, Inc.
a
31,352
23,829 Olin Corporation 977,704
4,020 Orion SA 60,260
52 Packaging Corporation of America 11,905
1,187 PPG Industries, Inc. 147,793
Shares Common Stock  43.0% Value
Materials  1.5% - continued
1,849 Radius Recycling, Inc. $ 29,935
827 Ranpak Holdings Corporation
a
5,028
198 Royal Gold, Inc. 28,920
9,540 RPM International, Inc. 1,212,629
1,617 Sensient Technologies Corporation 122,051
3,908 Sonoco Products Company 205,248
18,391 Steel Dynamics, Inc. 2,400,026
837 Stepan Company 60,549
26,851 Summit Materials, Inc.
a
1,273,006
8,683 Trinseo plc 40,116
123,998 Tronox Holdings plc 1,502,856
7,485 United States Lime & Minerals, Inc. 844,158
4,867 United States Steel Corporation 189,083
1,928 Vulcan Materials Company 528,137
21,743 West Fraser Timber Company, Ltd. 1,965,567
Total 40,805,881
Real Estate  1.7%
37,437 Agree Realty Corporation 2,779,697
6,731 Alexandria Real Estate Equities,
Inc. 750,843
9,084 AvalonBay Communities, Inc. 2,013,105
2,179 Brixmor Property Group, Inc. 58,724
3,534 Broadstone Net Lease, Inc. 62,163
29,228 CBRE Group, Inc.
a
3,827,991
24,630 Compass, Inc.
a
156,401
18,481 CoStar Group, Inc.
a
1,345,232
29,043 Crown Castle, Inc. 3,121,832
2,597 CTO Realty Growth, Inc. 50,252
130,304 Cushman and Wakefield plc
a
1,765,619
776 DiamondRock Hospitality
Company 6,650
10,057 Diversified Healthcare Trust 35,904
13,699 Douglas Elliman, Inc.
a
27,535
8,746 EastGroup Properties, Inc. 1,498,015
11,238 EPR Properties 509,868
2,362 Equinix, Inc. 2,144,885
35,199 Equity Commonwealth
a
696,588
101,499 Essential Properties Realty Trust,
Inc. 3,216,503
859 Essex Property Trust, Inc. 243,836
5,078 Extra Space Storage, Inc. 829,237
3,490 First Industrial Realty Trust, Inc. 183,190
7,471 Four Corners Property Trust, Inc. 205,901
4,609 Getty Realty Corporation 144,677
130,862 Healthcare Realty Trust, Inc. 2,248,209
1,805 Howard Hughes Holdings, Inc.
a
137,252
13,051 Independence Realty Trust, Inc. 256,061
9,649 Industrial Logistics Properties Trust 34,109
1,368 Innovative Industrial Properties,
Inc. 176,732
1,649 InvenTrust Properties Corporation 48,563
13,426 Invitation Homes, Inc. 421,711
80,980 National Storage Affiliates Trust 3,413,307
426 NET Lease Office Properties 12,797
16,820 NetSTREIT Corporation 260,710
22,203 Outfront Media, Inc. 394,325
16,519 Pebblebrook Hotel Trust 197,898
2,909 Plymouth Industrial REIT, Inc. 59,111
1,089 RE/MAX Holdings, Inc.
a
13,329
7,232 Rexford Industrial Realty, Inc. 310,181
1,325 RMR Group, Inc. 31,893
89,715 Sabra Health Care REIT, Inc. 1,740,471
1,966 Safehold, Inc. 41,837
14,318 SBA Communications Corporation 3,285,551

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  43.0% Value
Real Estate  1.7% - continued
32,497 STAG Industrial, Inc. $ 1,211,488
3,612 Sun Communities, Inc. 479,240
24,961 Tanger, Inc. 829,454
48,852 Terreno Realty Corporation 2,928,677
20,308 Uniti Group, Inc. 102,962
9,229 Zillow Group, Inc., Class A
a
535,743
6,398 Zillow Group, Inc., Class C
a
384,456
Total 45,230,715
Utilities  1.4%
20,478 AES Corporation 337,682
25,985 Alliant Energy Corporation 1,559,100
430 American States Water Company 35,458
8,917 American Water Works Company,
Inc. 1,231,527
3,047 Black Hills Corporation 180,352
5,844 Brookfield Infrastructure
Corporation 240,072
3,091 California Water Service Group 160,608
44,985 CenterPoint Energy, Inc. 1,328,407
18,107 Clearway Energy, Inc., Class A 482,371
23,061 Clearway Energy, Inc., Class C 654,471
13,068 Constellation Energy Corporation 3,436,361
34,690 Duke Energy Corporation 3,998,716
32,771 Entergy Corporation 5,072,295
4,505 Eversource Energy 296,654
18,777 Hawaiian Electric Industries, Inc.
a
192,840
47,774 NextEra Energy Partners, LP
b
924,427
49,492 NiSource, Inc. 1,740,139
9,234 Northwestern Energy Group, Inc. 493,650
19,105 Portland General Electric
Company 905,577
38,930 Public Service Enterprise Group,
Inc. 3,480,731
12,695 Spire, Inc. 810,703
2,894 TXNM Energy, Inc. 126,005
113,251 UGI Corporation 2,707,831
41,230 Vistra Energy Corporation 5,152,101
44,058 Xcel Energy, Inc. 2,943,515
Total 38,491,593
Total Common Stock
(cost $906,279,141) 1,169,176,187
Shares
Registered Investment
Companies   37.6% Value
U.S. Affiliated   37.2%
5,335,367 Thrivent Core Emerging Markets
Equity Fund 52,339,951
7,325,975 Thrivent Core International Equity
Fund 79,413,566
160,554 Thrivent Core Low Volatility Equity
Fund 1,941,097
5,683,718 Thrivent Core Mid Cap Value Fund 66,840,522
2,708,118 Thrivent Core Small Cap Value
Fund 31,468,336
2,112,843 Thrivent Global Stock Fund, Class
S 63,364,156
14,985,132 Thrivent International Allocation
Fund, Class S 163,637,642
10,409,904 Thrivent Large Cap Growth Fund,
Class S 228,497,394
4,069,694 Thrivent Large Cap Value Fund,
Class S 129,497,670
Shares
Registered Investment
Companies  37.6% Value
U.S. Affiliated   37.2%  - continued
3,554,791 Thrivent Mid Cap Stock Fund,
Class S $ 132,949,195
1,863,368 Thrivent Small Cap Stock Fund,
Class S 60,634,008
Total 1,010,583,537
U.S. Unaffiliated   0.4%
2,196 Invesco QQQ Trust Series 1 1,062,535
15,702 SPDR S&P 500 ETF Trust 8,928,785
19,317 SPDR S&P Biotech ETF 1,874,329
Total 11,865,649
Total Registered Investment
Companies (cost $681,255,527) 1,022,449,186
Principal
Amount Long-Term Fixed Income 4.2% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
178,575
Total 178,575
Mortgage-Backed Securities  2.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
566,707 2.000%,  5/1/2051 456,168
877,799 2.500%,  5/1/2051 735,679
783,190 3.500%,  5/1/2052 705,798
609,292 4.000%,  5/1/2052 567,622
186,023 5.000%,  7/1/2053 182,005
1,409,867 5.500%,  7/1/2053 1,407,686
875,115 5.000%,  8/1/2053 858,898
1,917,222 5.500%,  9/1/2053 1,920,219
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
181,970 2.500%,  7/1/2030 173,374
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
522,294 3.000%,  8/1/2038 489,144
667,949 3.500%,  5/1/2040 625,883
449,453 2.500%,  4/1/2042 387,738
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
811,495 3.000%,  1/1/2052 705,755
203,280 2.000%,  2/1/2051 163,644
117,077 2.000%,  2/1/2051 94,249
650,764 2.500%,  2/1/2051 545,622
514,061 2.500%,  2/1/2051 425,567
1,339,996 2.000%,  3/1/2051 1,064,702
1,757,812 4.000%,  3/1/2051 1,642,883
272,053 2.000%,  3/1/2052 218,887
876,999 3.000%,  3/1/2052 757,425
507,892 3.000%,  4/1/2051 441,677
553,724 3.000%,  5/1/2050 485,654

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  4.2% Value
Mortgage-Backed Securities  2.3% - continued
$ 238,756 2.000%,  5/1/2051 $ 191,126
417,739 3.000%,  5/1/2051 366,669
1,135,139 2.000%,  6/1/2050 908,796
351,284 3.000%,  6/1/2050 310,397
415,019 4.000%,  6/1/2052 384,129
141,542 5.000%,  6/1/2053 138,678
710,676 2.500%,  7/1/2051 599,300
541,135 3.500%,  7/1/2051 490,678
1,148,612 4.000%,  7/1/2052 1,063,185
589,372 3.500%,  8/1/2050 535,722
801,588 3.500%,  8/1/2052 717,931
3,486,858 4.500%,  8/1/2052 3,324,404
1,160,081 5.000%,  8/1/2053 1,136,612
1,187,560 6.000%,  8/1/2054 1,220,173
204,382 3.500%,  9/1/2052 184,544
394,834 3.500%,  9/1/2052 356,399
934,508 5.000%,  9/1/2052 912,263
1,053,310 4.500%,  9/1/2053 1,007,976
2,932,378 4.500%,  9/1/2053 2,794,684
1,036,867 4.000%,  10/1/2052 962,691
230,879 2.000%,  11/1/2051 185,406
299,312 3.500%,  11/1/2052 270,619
978,073 2.000%,  12/1/2050 783,403
822,931 2.500%,  12/1/2051 688,389
1,170,822 4.500%,  12/1/2052 1,121,560
9,725,000 5.500%,  11/1/2040
d
9,632,603
6,000,000 6.000%,  11/1/2041
d
6,038,248
4,900,000 3.000%,  11/1/2047
d
4,217,855
2,925,000 4.500%,  11/1/2048
d
2,776,717
3,000,000 5.000%,  11/1/2048
d
2,914,892
250,000 3.500%,  11/1/2049
d
223,487
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
467,430 2.500%,  3/1/2062 376,144
319,565 3.500%,  7/1/2061 280,625
523,900 4.000%,  12/1/2061 480,397
Total 62,652,981
U.S. Government & Agencies  1.9%
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,105,391
3,850,000 4.000%,  11/15/2052 3,537,789
190,000 5.250%,  11/15/2028 197,748
3,240,000 1.375%,  11/15/2040 2,079,422
2,291,000 2.500%,  5/15/2046 1,626,252
U.S. Treasury Notes
1,000,000 5.000%,  9/30/2025 1,005,555
540,000 2.625%,  1/31/2026 529,390
4,295,000 2.500%,  2/28/2026 4,199,705
5,700,000 4.625%,  2/28/2026 5,725,605
2,400,000 4.500%,  3/31/2026 2,408,156
1,900,000 4.375%,  7/31/2026 1,905,566
1,490,000 2.250%,  11/15/2027 1,410,203
200,000 0.750%,  1/31/2028 179,484
900,000 3.500%,  1/31/2028 882,668
2,400,000 3.625%,  3/31/2028 2,360,813
4,500,000 2.875%,  5/15/2028 4,311,562
3,000,000 4.125%,  7/31/2028 2,996,016
3,700,000 4.375%,  8/31/2028 3,727,027
2,400,000 4.125%,  3/31/2029 2,396,063
125,000 0.875%,  11/15/2030 103,179
70,000 1.375%,  11/15/2031 57,898
Principal
Amount Long-Term Fixed Income  4.2% Value
U.S. Government & Agencies  1.9% - continued
$ 4,800,000 2.875%,  5/15/2032 $ 4,377,750
4,000,000 3.375%,  5/15/2033 3,746,875
Total 50,870,117
Total Long-Term Fixed Income
(cost $118,253,924) 113,701,673
Shares Private Equity Funds 1.3% Value
Secondary  1.3%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,e
1,941,178
1 ASF IX, LP
*,a,e
2,982,778
1 ASF VIII Sidecar (Cayman), LP
*,a,e
1,201,551
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,e
2,728,235
1 LCP X (Offshore), LP
*,a,e
15,004,226
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,e
10,332,367
Total 34,190,335
Total Private Equity Funds
(cost $26,046,108) 34,190,335
Shares
Collateral Held for Securities
Loaned 0.1% Value
2,861,490 Thrivent Cash Management Trust 2,861,490
Total Collateral Held for
Securities Loaned
(cost $2,861,490) 2,861,490
Shares or
Principal
Amount Short-Term Investments 15.2% Value
Federal Home Loan Bank Discount
Notes
3,800,000 4.915%, 11/8/2024
f,g
3,796,204
4,700,000 5.085%, 11/13/2024
f,g
4,692,371
9,900,000 4.982%, 11/15/2024
f,g
9,881,458
100,000 4.612%, 11/20/2024
f,g
99,750
1,900,000 4.933%, 11/22/2024
f,g
1,894,781
100,000 4.950%, 11/29/2024
f,g
99,638
900,000 4.545%, 1/8/2025
f,g
892,402
12,400,000 4.530%, 1/10/2025
f,g
12,292,273
300,000 4.525%, 1/15/2025
f,g
297,210
1,600,000 4.525%, 1/17/2025
f,g
1,584,729
1,000,000 4.495%, 1/29/2025
f,g
988,988
Federal National Mortgage
Association Discount Notes
2,500,000 4.985%, 11/8/2024
f,g
2,497,503
Thrivent Core Short-Term Reserve
Fund
37,218,905 5.100% 372,189,052

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

+
Shares or
Principal
Amount Short-Term Investments  15.2% Value
U.S. Treasury Bills
600,000 4.607%, 11/19/2024
f,h
$ 598,613
200,000 4.549%, 12/17/2024
f,h
198,831
300,000 4.538%, 1/2/2025
f,i
297,667
Total Short-Term Investments
(cost $412,225,253) 412,301,470
Total Investments (cost
$2,146,921,443) 101.4% $2,754,680,341
Other Assets and Liabilities, Net
(1.4%) (38,602,100)
Total Net Assets 100.0% $2,716,078,241
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
i At October 31, 2024, $292,705 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Fund as of October 31, 2024 was
$34,190,335 or 1.26% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 2,047,490
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,002,235
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 2,184,000
LCP X (Offshore), LP  10/25/2023 11,492,403
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 9,319,980
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of October 31, 2024:
Securities Lending Transactions
Common Stock $ 2,821,382
Total lending $2,821,382
Gross amount payable upon return of
collateral for securities loaned $2,861,490
Net amounts due to counterparty $40,108
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $627,394,973
Gross unrealized depreciation (39,737,419)
Net unrealized appreciation (depreciation) $587,657,554
Cost for federal income tax purposes $2,165,520,174

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 72,405,499 72,405,499 – –
Consumer Discretionary 125,731,431 125,731,431 – –
Consumer Staples 54,352,277 54,352,277 – –
Energy 47,097,330 47,097,330 – –
Financials 174,072,659 174,072,659 – –
Health Care 136,277,510 136,277,510 – –
Industrials 180,877,388 177,686,667 3,190,721 –
Information Technology 253,833,904 250,048,804 3,785,100 –
Materials 40,805,881 39,504,574 1,301,307 –
Real Estate 45,230,715 45,230,715 – –
Utilities 38,491,593 38,491,593 – –
Registered Investment Companies
U.S. Affiliated 778,580,065 778,580,065 – –
U.S. Unaffiliated 11,865,649 11,865,649 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 178,575 – 178,575 –
Mortgage-Backed Securities 62,652,981 – 62,652,981 –
U.S. Government & Agencies 50,870,117 – 50,870,117 –
Private Equity Funds
Secondary 34,190,335 – – 34,190,335
Short-Term Investments 40,112,418 – 40,112,418 –
Subtotal Investments in Securities $2,147,626,327 $1,951,344,773 $162,091,219 $34,190,335
Other Investments  * Total
Affiliated Short-Term Investments 372,189,052
U.S. Affiliated Registered Investment Cos. 232,003,472
Collateral Held for Securities Loaned 2,861,490
Subtotal Other Investments $607,054,014
Total Investments at Value $2,754,680,341
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,314,406 7,225,331 89,075 –
Total Asset Derivatives $7,314,406 $7,225,331 $89,075 $–
Liability Derivatives
Futures Contracts 8,170,788 8,170,788 – –
Total Rate of Return Swaps 646,231 – 646,231 –
Total Liability Derivatives $8,817,019 $8,170,788 $646,231 $–

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2023
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
10/31/2024
Private Equity Funds
 Secondary $4,518,599 $-  $15,118,031 $14,553,705 $-  $- $-  $34,190,335
Total  $4,518,599 $-   $15,118,031 $14,553,705 $-  $- $- $34,190,335
Investments in Securities
Ending
Value  10/31/2024 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $34,190,335
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $34,190,335
The following table presents Aggressive Allocation Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling
$39,017,307 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 43 December 2024 $ 8,935,714 ( $ 80,066)
CBOT 5-Yr. U.S. Treasury Note 65 December 2024 7,106,070 (135,835)
CME E-mini Russell 2000 Index 7 December 2024 775,163 (2,153)
CME E-mini S&P 500 Index 1,899 December 2024 538,115,097 6,755,478
CME E-mini S&P Mid-Cap 400 Index 2 December 2024 618,563 4,157
CME Ultra Long Term U.S. Treasury Bond 4 December 2024 536,418 (33,918)
ICE mini MSCI EAFE Index 476 December 2024 57,810,467 (1,875,707)
Total Futures Long Contracts $ 613,897,492 $ 4,631,956
CME E-mini Russell 2000 Index (563) December 2024 ( $ 60,618,575) ( $ 1,553,515)
CME E-mini S&P Mid-Cap 400 Index (547) December 2024 (166,425,002) (3,888,918)
CME Euro Foreign Exchange Currency (175) December 2024 (24,226,669) 404,794
Eurex Euro STOXX 50 Index (441) December 2024 (23,316,012) 89,075
ICE US mini MSCI Emerging Markets Index (411) December 2024 (22,548,899) (600,676)
Ultra 10-Yr. U.S. Treasury Note (13) December 2024 (1,539,652) 60,902
Total Futures Short Contracts ( $ 298,674,809) ($5,488,338)
Total Futures Contracts $ 315,222,683 ($856,382)

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's total rate of return swap contracts held as of October 31, 2024. Investments totaling
$747,737 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Rate of
Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 7,698,607 ( $ 646,231) $ – ( $ 646,231)
Total Rate of Return Swaps ( $ 646,231) $ – ($646,231)
# Payment made on Termination Date
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 404,794
Total Foreign Exchange Contracts 404,794
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,848,710
Total Equity Contracts 6,848,710
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 60,902
Total Interest Rate Contracts 60,902
Total Asset Derivatives $7,314,406
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,920,969
Total Rate of Return Swaps Net Assets - Distributable earnings/(accumulated loss) 646,231
Total Equity Contracts 8,567,200
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 249,819
Total Interest Rate Contracts 249,819
Total Liability Derivatives $8,817,019
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 34,171
Total Interest Rate Contracts 34,171
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 72,404,808
Total Rate of Return Swaps Net realized gains/(losses) on Swap agreements 112,635
Total Equity Contracts 72,517,443
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (278,973)
Total Foreign Exchange Contracts (278,973)
Total $72,272,641
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 129,196
Total Foreign Exchange Contracts 129,196
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,121,644
Total Rate of Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (646,231)
Total Equity Contracts 6,475,413
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,104)
Total Interest Rate Contracts (1,104)
Total $6,603,505
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $599,904,849
Futures - Short (290,715,722)
Total Rate of Return Swaps - Short (131,232)
Interest Rate Contracts
Futures - Long 11,694,794
Futures - Short (1,451,140)
Foreign Exchange Contracts
Futures - Short (22,894,935)

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $41,719 $1,501 $– $52,340 5,335 1.9%
Core International Equity 53,222 15,090 – 79,414 7,326 2.9
Core Low Volatility Equity 38,138 3,279 39,600 1,941 161 0.1
Core Mid Cap Value 56,869 1,194 7,000 66,841 5,684 2.5
Core Small Cap Value 22,690 420 – 31,468 2,708 1.2
Global Stock, Class S 48,255 3,038 – 63,364 2,113 2.3
International Allocation, Class S 133,471 4,548 – 163,638 14,985 6.0
Large Cap Growth, Class S 158,981 5,356 – 228,497 10,410 8.4
Large Cap Value, Class S 99,721 3,841 – 129,498 4,070 4.8
Mid Cap Stock, Class S 103,652 1,774 – 132,949 3,555 4.9
Small Cap Stock, Class S 45,817 251 – 60,634 1,863 2.2
Total U.S. Affiliated Registered Investment
Companies 802,535 1,010,584 37.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% 297,522 491,849 417,182 372,189 37,219 13.7
Total Affiliated Short-Term Investments 297,522 372,189 13.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   326 76,042 73,507 2,861 2,861 0.1
Total Collateral Held for Securities Loaned 326 2,861 0.1
Total Value $1,100,383 $1,385,634
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $9,120 $– $1,501
Core International Equity – 11,102 – 2,090
Core Low Volatility Equity Fund 3,613 (3,489) 2,402 877
Core Mid Cap Value 1,194 14,584 266 928
Core Small Cap Value – 8,358 – 420
Global Stock, Class S – 12,071 1,958 1,080
International Allocation, Class S – 25,619 – 4,547
Large Cap Growth, Class S – 64,160 5,357 –
Large Cap Value, Class S – 25,936 1,966 1,875
Mid Cap Stock, Class S – 27,523 1,237 537
Small Cap Stock, Class S – 14,566 – 251
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% – – – 20,673
Total Income/Non Cash Income from Affiliated Investments $34,779
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total $4,807 $209,550 $13,186

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 47.1% Value
Asset-Backed Securities  5.3%
720 East CLO, Ltd.
$ 500,000
8.867%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,b
$ 502,568
Affirm Asset Securitization Trust
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
228,290
88,664
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
88,956
250,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
251,821
AGL CLO 13, Ltd.
350,000
6.529%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
351,241
Anchorage Capital CLO 16, Ltd.
775,000
7.279%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,b
777,451
Anchorage Capital CLO 21, Ltd.
250,000
7.279%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
250,807
Balboa Bay Loan Funding, Ltd.
750,000
6.273%,  (TSFR3M +
1.750%), 10/20/2035, Ser.
2020-1A, Class BRR
a,b,c
750,133
Ballyrock CLO, Ltd.
300,000
6.429%,  (TSFR3M +
1.812%), 10/20/2031, Ser.
2020-2A, Class A2R
a,b
300,745
Business Jet Securities, LLC
184,124
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
179,408
438,001
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
442,983
345,139
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
339,180
CarVal CLO I, Ltd.
275,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
275,738
CarVal CLO, Ltd.
300,000
8.317%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
302,314
Cascade Funding Mortgage Trust,
LLC
195,606
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
192,381
College Avenue Student Loans,
LLC
56,180
6.502%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
56,187
Elmwood CLO 28, Ltd.
400,000
7.236%,  (TSFR3M +
1.900%), 4/17/2037, Ser.
2024-4A, Class B
a,b
402,864
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
627,283
Principal
Amount Long-Term Fixed Income  47.1% Value
Asset-Backed Securities  5.3% - continued
GMAC Mortgage Corporation
Loan Trust
$ 10,674
5.352%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
$ 5,615
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
476,163
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
430,296
HTAP Issuer Trust
297,779
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
290,828
Huntington Bank Auto Credit-
Linked Notes
350,000
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a,c
349,773
Madison Park Funding LVIII, Ltd.
250,000
6.576%,  (TSFR3M +
1.950%), 4/25/2037, Ser.
2024-58A, Class B
a,b
252,125
Madison Park Funding XVIII, Ltd.
650,000
6.779%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
651,172
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
408,902
MFA Trust
396,610
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
396,776
Neuberger Berman CLO, Ltd.
350,000
7.918%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
350,660
OZLM VIII, Ltd.
300,000
6.559%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,b
300,348
Pagaya AI Debt Grantor Trust
455,457
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
455,716
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
223,187
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
224,860
Pagaya AI Debt Trust
54,234
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
54,383
Pagaya AI Technology in Housing
Trust
217,448
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
213,668
Palmer Square Loan Funding, Ltd.
750,000
7.661%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
751,268
250,000
6.223%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b,c
250,000

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Asset-Backed Securities  5.3% - continued
Pretium Mortgage Credit Partners,
LLC
$ 425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,e
$ 405,753
215,098
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,e
215,513
299,381
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,e
300,184
376,929
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,e
380,242
227,382
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,e
211,081
253,115
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,e
246,550
495,177
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
496,399
241,883
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,e
239,649
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
527,688
RCKT Mortgage Trust
238,935
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,e
239,809
RCO VII Mortgage, LLC
297,199
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,e
297,805
Sculptor CLO, Ltd.
425,000
7.279%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
425,482
Silver Point CLO 2, Ltd.
500,000
7.317%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
502,385
Stanwich Mortgage Loan
Company, LLC
46,891
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
46,988
Symphony CLO XX, Ltd.
500,000
7.647%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
501,108
TCW CLO, Ltd.
450,000
6.083%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,148
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
249,615
Unlock HEA Trust
319,169
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
316,695
285,483
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
282,218
400,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
390,974
Upstart Securitization Trust
110,678
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
111,131
Principal
Amount Long-Term Fixed Income  47.1% Value
Asset-Backed Securities  5.3% - continued
VERDE CLO, Ltd.
$ 500,000
7.856%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
$ 502,336
Vericrest Opportunity Loan
Transferee
182,167
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,e
179,877
208,403
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,e
205,862
361,421
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,e
352,388
206,694
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,e
201,647
141,869
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,e
141,705
308,549
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,e
299,015
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,e
235,487
Whitebox CLO I, Ltd.
150,000
6.635%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
150,285
Whitebox CLO IV, Ltd.
500,000
7.217%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
503,854
Wind River CLO, Ltd.
175,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
175,240
Total 21,968,016
Basic Materials  0.5%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
41,000 8.625%,  6/15/2029
a
43,285
ATI, Inc.
56,000 7.250%,  8/15/2030 58,032
Cascades, Inc./Cascades USA,
Inc.
53,000 5.125%,  1/15/2026
a,f
52,714
Cerdia Finanz GmbH
33,000 9.375%,  10/3/2031
a
33,939
Chemours Company
99,000 5.750%,  11/15/2028
a
91,384
Cleveland-Cliffs, Inc.
31,000 5.875%,  6/1/2027 30,980
75,000 4.625%,  3/1/2029
a
70,267
32,000 6.875%,  11/1/2029
a
32,124
28,000 4.875%,  3/1/2031
a
25,837
19,000 7.375%,  5/1/2033
a
19,141
28,000 6.250%,  10/1/2040 25,656
Consolidated Energy Finance SA
161,000 5.625%,  10/15/2028
a
131,204
Ecolab, Inc.
51,000 2.125%,  2/1/2032 43,015
First Quantum Minerals, Ltd.
34,000 6.875%,  10/15/2027
a
33,772

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Basic Materials  0.5% - continued
FMC Corporation
$ 41,000 5.150%,  5/18/2026 $ 41,100
FMG Resources August 2006, Pty.
Ltd.
28,000 5.875%,  4/15/2030
a
27,866
Glatfelter Corporation
32,000 7.250%,  11/15/2031
a
31,728
Glencore Funding, LLC
39,000 5.893%,  4/4/2054
a
39,423
57,000 4.000%,  3/27/2027
a
55,918
76,000 6.125%,  10/6/2028
a
79,181
Hecla Mining Company
30,000 7.250%,  2/15/2028 30,356
Hudbay Minerals, Inc.
47,000 4.500%,  4/1/2026
a
46,413
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
32,000 9.000%,  7/1/2028
a
32,415
INEOS Finance plc
84,000 7.500%,  4/15/2029
a
86,663
International Flavors & Fragrances,
Inc.
68,000 1.230%,  10/1/2025
a
65,742
Mercer International, Inc.
32,000 5.125%,  2/1/2029 27,618
Methanex Corporation
42,000 4.250%,  12/1/2024 41,885
41,000 5.125%,  10/15/2027 39,901
27,000 5.250%,  12/15/2029 26,058
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
46,322
Mosaic Company
58,000 5.375%,  11/15/2028
f
59,007
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
58,000 5.350%,  3/15/2034 58,922
Novelis Corporation
12,000 3.250%,  11/15/2026
a
11,545
29,000 4.750%,  1/30/2030
a
27,169
25,000 3.875%,  8/15/2031
a
21,956
Nutrien , Ltd.
77,000 4.000%,  12/15/2026 75,720
Peabody Energy Corporation,
Convertible
96,000 3.250%,  3/1/2028 142,368
SCIL IV, LLC/SCIL USA Holdings,
LLC
56,000 5.375%,  11/1/2026
a
55,315
Sherwin-Williams Company
40,000 4.800%,  9/1/2031 39,571
Smurfit Kappa Treasury, ULC
60,000 5.777%,  4/3/2054
a
60,578
SNF Group SACA
65,000 3.375%,  3/15/2030
a
58,268
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
a
60,499
Taseko Mines, Ltd.
56,000 8.250%,  5/1/2030
a
57,867
Tronox , Inc.
28,000 4.625%,  3/15/2029
a,f
25,404
Principal
Amount Long-Term Fixed Income  47.1% Value
Basic Materials  0.5% - continued
Westlake Corporation
$ 37,000 3.600%,  8/15/2026 $ 36,215
Total 2,200,343
Capital Goods  1.2%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
57,457
AECOM
55,000 5.125%,  3/15/2027 54,706
Amcor Finance USA, Inc.
39,000 5.625%,  5/26/2033 39,984
Amsted Industries, Inc.
37,000 5.625%,  7/1/2027
a
36,744
35,000 4.625%,  5/15/2030
a
32,648
Array Technologies, Inc.,
Convertible
98,000 1.000%,  12/1/2028 72,299
Boeing Company
39,000 6.858%,  5/1/2054
a
41,817
118,000 5.930%,  5/1/2060 109,986
106,000 4.875%,  5/1/2025 105,757
136,000 2.196%,  2/4/2026 130,974
56,000 3.250%,  3/1/2028 52,100
18,000 5.150%,  5/1/2030 17,765
20,000 6.528%,  5/1/2034
a
21,087
Bombardier, Inc.
9,000 7.875%,  4/15/2027
a
9,018
55,000 6.000%,  2/15/2028
a
54,938
50,000 7.250%,  7/1/2031
a
51,658
79,000 7.000%,  6/1/2032
a,f
80,880
Brand Industrial Services, Inc.
62,000 10.375%,  8/1/2030
a
65,729
Builders FirstSource , Inc.
35,000 5.000%,  3/1/2030
a
33,438
Camelot Return Merger Sub, Inc.
42,000 8.750%,  8/1/2028
a
42,194
Canpack SA/ Canpack US, LLC
83,000 3.875%,  11/15/2029
a
75,503
Carrier Global Corporation
76,000
2.722%,
2/15/2030 68,317
Chart Industries, Inc.
66,000 7.500%,  1/1/2030
a
68,645
Clean Harbors, Inc.
55,000 6.375%,  2/1/2031
a
55,413
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
a
9,042
Crown Cork & Seal Company, Inc.
35,000 7.375%,  12/15/2026 36,345
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
87,464
ESAB Corporation
52,000 6.250%,  4/15/2029
a
52,916
Fluor Corporation, Convertible
157,000 1.125%,  8/15/2029
f
204,963
GFL Environmental, Inc.
89,000 4.000%,  8/1/2028
a
84,172
94,000 3.500%,  9/1/2028
a
88,131

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Capital Goods  1.2% - continued
Greenbrier Companies, Inc.,
Convertible
$ 96,000 2.875%,  4/15/2028 $ 115,056
H&E Equipment Services, Inc.
87,000 3.875%,  12/15/2028
a
80,332
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,881
46,000 6.625%,  6/15/2029
a
47,066
Honeywell International, Inc.
78,000 5.250%,  3/1/2054 77,885
Howmet Aerospace, Inc.
63,000 6.750%,  1/15/2028 66,563
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 53,416
Ingersoll Rand, Inc.
65,000 5.176%,  6/15/2029 65,930
20,000 5.700%,  8/14/2033 20,782
John Bean Technologies
Corporation, Convertible
119,000 0.250%,  5/15/2026 113,954
John Deere Capital Corporation
37,000 4.700%,  6/10/2030 37,061
74,000 4.400%,  9/8/2031 72,240
41,000 3.900%,  6/7/2032 38,671
21,000 5.150%,  9/8/2033 21,418
L3Harris Technologies, Inc.
42,000 5.400%,  1/15/2027 42,677
Lockheed Martin Corporation
53,000 5.200%,  2/15/2064 51,663
Martin Marietta Materials, Inc.
30,000 5.150%,  12/1/2034 29,780
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
17,000 6.750%,  4/1/2032
a
17,293
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a,f
22,930
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
a
43,758
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
a
65,144
New Enterprise Stone and Lime
Company, Inc.
82,000 5.250%,  7/15/2028
a
79,349
Northrop Grumman Corporation
77,000 5.200%,  6/1/2054 74,740
20,000 4.700%,  3/15/2033 19,647
OI European Group BV
57,000 4.750%,  2/15/2030
a
51,639
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 63,207
Owens-Brockway Glass Container,
Inc.
45,000 6.625%,  5/13/2027
a
44,777
23,000 7.375%,  6/1/2032
a
22,503
Pactiv Evergreen Group
26,000 4.375%,  10/15/2028
a
24,453
Parker-Hannifin Corporation
28,000 4.250%,  9/15/2027 27,753
Patrick Industries, Inc., Convertible
69,000 1.750%,  12/1/2028 95,461
Principal
Amount Long-Term Fixed Income  47.1% Value
Capital Goods  1.2% - continued
Republic Services, Inc.
$ 37,000 3.950%,  5/15/2028 $ 36,188
42,000 5.000%,  12/15/2033 41,931
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
58,373
Reworld Holding Corporation
25,000 4.875%,  12/1/2029
a
23,350
Roller Bearing Company of
America, Inc.
64,000 4.375%,  10/15/2029
a
60,133
RTX Corporation
60,000 5.750%,  1/15/2029 62,322
162,000 4.500%,  6/1/2042 144,239
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,468
Smyrna Ready Mix Concrete, LLC
77,000 8.875%,  11/15/2031
a
80,880
Spirit AeroSystems , Inc.
25,000 3.850%,  6/15/2026 24,250
83,000 9.750%,  11/15/2030
a
92,136
SRM Escrow Issuer, LLC
24,000 6.000%,  11/1/2028
a
23,802
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,005
28,000 3.375%,  1/15/2031
a
24,307
Summit Materials, LLC/Summit
Materials Finance Corporation
22,000 7.250%,  1/15/2031
a
22,857
Textron, Inc.
56,000 3.650%,  3/15/2027 54,549
Trane Technologies Financing, Ltd.
64,000 5.100%,  6/13/2034 64,713
TransDigm , Inc.
93,000 7.125%,  12/1/2031
a
96,234
78,000 6.625%,  3/1/2032
a
79,320
64,000 6.000%,  1/15/2033
a
63,441
Trivium Packaging Finance
41,000 5.500%,  8/15/2026
a
40,640
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 68,532
85,000 4.000%,  7/15/2030 78,498
Veralto Corporation
38,000 5.350%,  9/18/2028 38,703
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 17,764
WESCO Distribution, Inc.
53,000 7.250%,  6/15/2028
a
54,247
28,000 6.375%,  3/15/2029
a
28,571
19,000 6.625%,  3/15/2032
a
19,470
Total 5,018,042
Collateralized Mortgage Obligations  5.3%
A&D Mortgage Trust
207,994
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
209,903
462,209
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,e
465,818
396,397
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
394,175

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Collateralized Mortgage Obligations  5.3% -
continued
ACRA Trust
$ 400,000
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
$ 398,398
Banc of America Alternative Loan
Trust
229,021
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 199,670
Banc of America Mortgage
Securities Trust
21,443
5.855%,  9/25/2035, Ser.
2005-H, Class 2A1
b
18,791
54,408
6.399%,  9/25/2035, Ser.
2005-H, Class 3A1
b
50,899
CAFL Issuer, LLC
203,273
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,e
200,994
CHL Mortgage Pass-Through Trust
25,393
6.482%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
24,499
153,410
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 67,213
CHNGE Mortgage Trust
200,186
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
189,752
251,573
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
247,894
263,135
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
262,762
379,515
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
377,984
246,525
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
247,578
408,359
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,e
406,566
CIM Trust
402,897
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,e
404,903
Citigroup Mortgage Loan Trust,
Inc.
87,289
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 83,995
142,231
5.228%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
125,843
COLT Mortgage Loan Trust
322,239
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,e
323,940
Countrywide Home Loan
Mortgage Pass Through Trust
228,508
5.313%,  11/25/2035, Ser.
2005-22, Class 2A1
b
186,358
Credit Suisse Mortgage Trust
262,015
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
262,015
201,244
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
170,505
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
112,312
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 99,832
Federal Home Loan Mortgage
Corporation
329,887
3.500%,  8/15/2035, Ser.
345, Class C8
g
32,083
Principal
Amount Long-Term Fixed Income  47.1% Value
Collateralized Mortgage Obligations  5.3% -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 696,925
4.000%,  1/25/2051, Ser.
5249, Class LA $ 675,458
384,486
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 309,780
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL
h
384,250
90,541
3.000%,  5/15/2027, Ser.
4046, Class GI
g
1,896
225,132
3.500%,  10/15/2032, Ser.
4119, Class KI
g
18,877
201,584
3.000%,  4/15/2033, Ser.
4203, Class DI
g
8,647
Federal National Mortgage
Association - REMIC
340,773
4.500%,  6/25/2052, Ser.
2022-43, Class MA 336,194
135,068
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
3,116
110,625
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
2,513
122,360
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
1,795
325,837
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
8,861
250,865
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
6,363
89,929
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
2,226
213,476
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
4,944
200,024
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
4,495
149,711
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
4,330
73,559
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
809
219,217
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
16,908
Flagstar Mortgage Trust
136,461
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
120,833
GCAT Trust
705,898
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
710,934
275,124
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
257,940
576,387
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
572,171
GMAC Mortgage Corporation
Loan Trust
93,023
3.866%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
78,683
GMACM Mortgage Loan Trust
46,567
3.661%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
40,932
GS Mortgage-Backed Securities
Trust
576,684
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
568,304

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Collateralized Mortgage Obligations  5.3% -
continued
Home RE, Ltd.
$ 350,000
9.457%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
$ 363,853
325,000
8.357%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
328,388
IndyMac INDA Mortgage Loan
Trust
467,897
3.810%,  8/25/2036, Ser.
2006-AR1, Class A1
b
368,557
J.P. Morgan Alternative Loan Trust
59,337
4.963%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
44,605
J.P. Morgan Mortgage Trust
185,556
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
152,708
472,816
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
464,157
69,900
5.232%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
49,582
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
354,488
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,e
302,486
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
505,223
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
201,845
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,e
500,759
Merrill Lynch Alternative Note
Asset Trust
248,085
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 87,506
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
251,495
MortgageIT Securities Corporation
Mortgage Loan Trust
533,953
5.312%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
462,159
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
251,765
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
301,607
Pretium Mortgage Credit Partners,
LLC
150,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,c,e
150,000
PRKCM Trust
367,916
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
370,032
297,914
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
303,749
PRPM, LLC
314,480
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
306,371
Principal
Amount Long-Term Fixed Income  47.1% Value
Collateralized Mortgage Obligations  5.3% -
continued
$ 300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
$ 275,428
275,434
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
275,676
486,847
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,e
482,428
500,000
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e,h
498,613
Radnor Re, Ltd.
550,000
7.757%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
553,691
Residential Accredit Loans, Inc.
Trust
72,572
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 63,088
60,212
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 47,627
Residential Asset Securitization
Trust
88,402
4.980%,  1/25/2034, Ser.
2004-IP1, Class A1
b
83,046
Residential Funding Mortgage
Security I Trust
142,353
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 111,906
Roc Mortgage Trust
203,276
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
202,862
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
398,251
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,e
301,016
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
649,403
Structured Adjustable Rate
Mortgage Loan Trust
46,492
5.230%,  7/25/2035, Ser.
2005-15, Class 4A1
b
39,355
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,e
403,119
Triangle Re, Ltd.
450,000
8.257%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
457,467
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,e
303,251
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,e
546,201
Verus Securitization Trust
238,877
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
210,682
486,095
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,e
487,775
Total 22,105,849

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Commercial Mortgage-Backed Securities  0.4%
BBCMS Mortgage Trust
$ 2,239,763
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
$ 161,990
ROCK Trust
450,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
a
448,126
Silver Hill Trust
24,783
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
24,098
Velocity Commercial Capital Loan
Trust
293,763
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
294,914
281,203
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
283,438
352,077
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
360,465
Total 1,573,031
Communications Services  1.4%
AMC Networks, Inc.
14,000 10.250%,  1/15/2029
a
14,420
American Tower Corporation
75,000 4.400%,  2/15/2026 74,636
40,000 1.450%,  9/15/2026 37,663
62,000 5.500%,  3/15/2028 63,175
40,000 5.800%,  11/15/2028 41,294
56,000 3.800%,  8/15/2029 53,251
AT&T, Inc.
64,000 5.700%,  3/1/2057 62,835
198,000 3.550%,  9/15/2055 137,440
118,000 4.300%,  2/15/2030 114,871
40,000 5.400%,  2/15/2034 40,613
Bell Telephone Company of
Canada
39,000 5.100%,  5/11/2033 38,604
Cable One, Inc., Convertible
54,000 1.125%,  3/15/2028
f
42,443
CCO Holdings, LLC/CCO Holdings
Capital Corporation
195,000 5.125%,  5/1/2027
a
190,937
12,000 5.000%,  2/1/2028
a
11,614
46,000 5.375%,  6/1/2029
a
43,909
56,000 4.250%,  2/1/2031
a
48,596
203,000 4.750%,  2/1/2032
a
175,504
57,000 4.250%,  1/15/2034
a
45,538
CenterPoint Energy, Inc.,
Convertible
3,576 3.369%,  9/15/2029 137,140
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
142,000 4.200%,  3/15/2028 136,834
56,000 5.050%,  3/30/2029 54,962
63,000 6.550%,  6/1/2034 64,178
Clear Channel Outdoor Holdings,
Inc.
65,000 7.875%,  4/1/2030
a
66,274
Clear Channel Worldwide
Holdings, Inc.
48,000 5.125%,  8/15/2027
a
46,534
Principal
Amount Long-Term Fixed Income  47.1% Value
Communications Services  1.4% - continued
Comcast Corporation
$ 117,000 5.650%,  6/1/2054 $ 118,702
138,000 3.400%,  4/1/2030 128,934
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 59,341
24,000 4.900%,  9/1/2029 23,833
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 155,422
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
163,000 5.875%,  8/15/2027
a
156,941
Frontier Communications
Holdings, LLC
86,000 5.875%,  10/15/2027
a
85,816
28,000 8.625%,  3/15/2031
a
30,011
GCI, LLC
95,000 4.750%,  10/15/2028
a
89,658
Gray Television, Inc.
44,000 7.000%,  5/15/2027
a,f
42,810
79,000 10.500%,  7/15/2029
a
82,060
Iliad Holding SASU
18,000 6.500%,  10/15/2026
a,f
18,144
74,000 8.500%,  4/15/2031
a
78,830
Intelsat Jackson Holdings SA
72,000 6.500%,  3/15/2030
a
67,650
Lamar Media Corporation
38,000 3.625%,  1/15/2031 33,915
LCPR Senior Secured Financing
DAC
112,000 6.750%,  10/15/2027
a
104,980
Level 3 Financing, Inc.
27,212 10.500%,  4/15/2029
a
30,297
27,212 11.000%,  11/15/2029
a
30,706
34,000 10.500%,  5/15/2030
a,f
37,187
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
81,344
Meta Platforms, Inc.
73,000 5.550%,  8/15/2064 73,994
41,000 3.850%,  8/15/2032 38,625
70,000 4.750%,  8/15/2034 69,240
News Corporation
46,000 3.875%,  5/15/2029
a
42,808
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
33,412
38,000 4.750%,  11/1/2028
a,f
35,725
Optics Bidco SPA
66,000 6.000%,  9/30/2034
a
64,336
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
7,000 4.625%,  3/15/2030
a
6,511
Paramount Global
99,000 6.375%,  3/30/2062
b
91,655
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
a
49,617
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,b
44,048
59,000 5.000%,  2/15/2029 59,023
96,000 5.300%,  2/15/2034 95,239

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Communications Services  1.4% - continued
Sinclair Television Group, Inc.
$ 26,000 4.125%,  12/1/2030
a,f
$ 19,922
Sirius XM Radio, Inc.
125,000 5.000%,  8/1/2027
a
122,495
40,000 4.000%,  7/15/2028
a
37,371
Sprint Capital Corporation
124,000 6.875%,  11/15/2028 132,983
60,000 8.750%,  3/15/2032 72,542
Take-Two Interactive Software, Inc.
51,000 5.600%,  6/12/2034 51,865
TEGNA, Inc.
87,000 4.625%,  3/15/2028 81,695
T-Mobile USA, Inc.
39,000 5.500%,  1/15/2055 38,394
72,000 5.250%,  6/15/2055 68,237
75,000 3.375%,  4/15/2029 70,418
Uniti Group, LP/ Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
84,000 4.750%,  4/15/2028
a
77,216
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,179
92,000 4.500%,  5/1/2029
a
81,675
42,000 7.375%,  6/30/2030
a
40,322
13,000 8.500%,  7/31/2031
a
12,778
Urban One, Inc.
17,000 7.375%,  2/1/2028
a
12,608
Verizon Communications, Inc.
45,000 5.500%,  2/23/2054 44,764
56,000 3.150%,  3/22/2030 51,432
93,000 2.355%,  3/15/2032 77,538
70,000 4.780%,  2/15/2035
a
67,420
Viasat , Inc.
45,000 6.500%,  7/15/2028
a,f
33,939
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
a
28,369
Virgin Media Secured Finance plc
71,000 5.500%,  5/15/2029
a
67,147
VMED O2 UK Financing I plc
33,000 4.750%,  7/15/2031
a
28,579
29,000 7.750%,  4/15/2032
a
29,035
Vodafone Group plc
42,000 5.125%,  6/4/2081
b
33,526
65,000 5.750%,  6/28/2054 64,435
37,000 5.875%,  6/28/2064 36,377
54,000 7.000%,  4/4/2079
b
56,560
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
a
79,895
Walt Disney Company
38,000 3.800%,  3/22/2030 36,484
Warnermedia Holdings, Inc.
139,000 4.054%,  3/15/2029 129,855
95,000 5.050%,  3/15/2042 75,814
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
30,000 7.750%,  8/15/2028
a,f
30,166
20,000 8.250%,  10/1/2031
a
20,250
Zegona Finance plc
52,000 8.625%,  7/15/2029
a
54,925
Principal
Amount Long-Term Fixed Income  47.1% Value
Communications Services  1.4% - continued
Ziggo Bond Company BV
$ 33,000 5.125%,  2/28/2030
a,f
$ 29,869
Ziggo BV
30,000 4.875%,  1/15/2030
a
27,817
Total 5,939,975
Consumer Cyclical  1.9%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
37,509
Adient Global Holdings, Ltd.
16,000 8.250%,  4/15/2031
a
16,575
Alimentation Couche-Tard, Inc.
64,000 5.617%,  2/12/2054
a
62,252
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
105,000 4.625%,  6/1/2028
a
98,493
45,000 4.625%,  6/1/2028
a
42,134
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
16,862
Amazon.com, Inc.
32,000 1.500%,  6/3/2030 27,223
American Axle & Manufacturing,
Inc.
78,000 5.000%,  10/1/2029
f
70,571
American Honda Finance
Corporation
85,000 5.050%,  7/10/2031 85,304
60,000 4.900%,  1/10/2034 59,161
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
15,000 7.000%,  4/15/2030
a
13,144
Arko Corporation
40,000 5.125%,  11/15/2029
a
36,847
Asbury Automotive Group, Inc.
47,000 5.000%,  2/15/2032
a
43,297
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
a
37,387
31,000 4.625%,  4/1/2030
a
28,550
Aston Martin Capital Holdings, Ltd.
43,000 10.000%,  3/31/2029
a
41,774
Beazer Homes USA, Inc.
47,000 7.500%,  3/15/2031
a
48,317
Belron UK Finance plc
20,000 5.750%,  10/15/2029
a
20,040
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 31,446
Booking Holdings, Inc.,
Convertible
67,000 0.750%,  5/1/2025 166,537
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
60,664
Boyne USA, Inc.
45,000 4.750%,  5/15/2029
a
42,913
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
42,000 4.875%,  2/15/2030
a
39,061

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Consumer Cyclical  1.9% - continued
Burlington Stores, Inc., Convertible
$ 64,000 2.250%,  4/15/2025 $ 75,104
61,000 1.250%,  12/15/2027 82,258
Caesars Entertainment, Inc.
108,000 4.625%,  10/15/2029
a,f
101,254
33,000 6.500%,  2/15/2032
a
33,466
27,000 6.000%,  10/15/2032
a
26,337
Carnival Corporation
79,000 7.625%,  3/1/2026
a
79,552
110,000 5.750%,  3/1/2027
a
110,329
66,000 4.000%,  8/1/2028
a
62,914
56,000 6.000%,  5/1/2029
a
56,092
Carnival Corporation, Convertible
147,000 5.750%,  12/1/2027 268,422
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
14,000 5.375%,  4/15/2027 13,893
65,000 5.250%,  7/15/2029 62,613
Choice Hotels International, Inc.
31,000 3.700%,  12/1/2029 28,750
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
a
38,807
34,000 6.750%,  5/1/2031
a
34,614
Clarios Global, LP/ Clarios US
Finance Company, Inc.
33,000 6.750%,  5/15/2028
a
33,780
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026 18,370
Crocs, Inc.
28,000 4.250%,  3/15/2029
a
25,682
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,076
Dana, Inc.
27,000 5.625%,  6/15/2028 26,206
42,000 4.250%,  9/1/2030 36,725
40,000 4.500%,  2/15/2032 34,215
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
15,567
Expedia Group, Inc.
65,000 3.250%,  2/15/2030 60,077
Expedia Group, Inc., Convertible
101,000 Zero Coupon,  2/15/2026 97,313
Ford Motor Company, Convertible
185,000 Zero Coupon,  3/15/2026 179,635
Ford Motor Credit Company, LLC
71,000 2.900%,  2/10/2029 63,388
67,000 7.122%,  11/7/2033 70,721
Forestar Group, Inc.
28,000 3.850%,  5/15/2026
a
27,289
Gap, Inc.
20,000 3.625%,  10/1/2029
a
17,949
Garrett Motion Holdings, Inc./
Garrett LX I SARL
40,000 7.750%,  5/31/2032
a
39,926
General Motors Financial
Company, Inc.
139,000 2.900%,  2/26/2025 137,990
29,000 2.750%,  6/20/2025 28,579
Principal
Amount Long-Term Fixed Income  47.1% Value
Consumer Cyclical  1.9% - continued
$ 64,000 5.800%,  6/23/2028 $ 65,493
47,000 5.800%,  1/7/2029 48,114
75,000 4.900%,  10/6/2029 73,955
27,000 5.750%,  2/8/2031 27,492
90,000 5.950%,  4/4/2034 91,777
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
27,000 3.500%,  3/1/2029
a
24,918
Goodyear Tire & Rubber Company
27,000 4.875%,  3/15/2027 26,051
25,000 5.000%,  7/15/2029
f
22,635
Hanesbrands, Inc.
31,000 4.875%,  5/15/2026
a
30,624
10,000 9.000%,  2/15/2031
a,f
10,715
Harley-Davidson Financial
Services, Inc.
59,000 5.950%,  6/11/2029
a
59,135
Hilton Domestic Operating
Company, Inc.
83,000 4.875%,  1/15/2030 80,423
14,000 4.000%,  5/1/2031
a
12,753
80,000 3.625%,  2/15/2032
a
70,220
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
97,000 5.000%,  6/1/2029
a
90,780
Home Depot, Inc.
36,000 5.300%,  6/25/2054 35,766
36,000 5.400%,  6/25/2064 35,992
61,000 3.250%,  4/15/2032 55,115
Hyundai Capital America
56,000 3.000%,  2/10/2027
a,f
53,769
39,000 6.500%,  1/16/2029
a
40,983
International Game Technology plc
67,000 5.250%,  1/15/2029
a
65,827
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
a
34,449
Jaguar Land Rover Automotive plc
33,000 5.500%,  7/15/2029
a,f
32,205
KB Home
55,000 4.800%,  11/15/2029 52,915
36,000 4.000%,  6/15/2031 32,544
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
135,175
20,000 6.875%,  11/1/2035 20,300
Las Vegas Sands Corporation
40,000 5.900%,  6/1/2027 40,632
Life Time, Inc.
35,000 6.000%,  11/15/2031
a,c
34,851
Light & Wonder International, Inc.
42,000 7.250%,  11/15/2029
a
42,942
Live Nation Entertainment, Inc.
30,000 4.750%,  10/15/2027
a
29,195
Live Nation Entertainment, Inc.,
Convertible
65,000 2.000%,  2/15/2025
f
72,897
168,000 3.125%,  1/15/2029
f
213,681
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 91,742
Macy's Retail Holdings, LLC
55,000 5.875%,  4/1/2029
a,f
53,742
27,000 6.125%,  3/15/2032
a
25,797

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Consumer Cyclical  1.9% - continued
Marriott International, Inc./MD
$ 42,000 4.900%,  4/15/2029 $ 42,066
57,000 4.625%,  6/15/2030 56,219
Marriott Vacations Worldwide
Corporation, Convertible
67,000 Zero Coupon,  1/15/2026 62,149
126,000 3.250%,  12/15/2027 115,731
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
a
50,231
McDonald's Corporation
39,000 4.950%,  8/14/2033 39,167
Melco Resorts Finance, Ltd.
75,000 5.375%,  12/4/2029
a
68,516
70,000 7.625%,  4/17/2032
a
70,867
Meritage Homes Corporation,
Convertible
75,000 1.750%,  5/15/2028
a
79,612
Michaels Companies, Inc.
40,000 5.250%,  5/1/2028
a
28,784
NCL Corporation, Ltd.
32,000 5.875%,  3/15/2026
a
31,965
73,000 5.875%,  2/15/2027
a
72,924
Nordstrom, Inc.
27,000 4.375%,  4/1/2030 24,474
38,000 4.250%,  8/1/2031 33,433
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a,f
62,931
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
a
114,077
25,000 7.750%,  2/15/2029
a
24,265
Phinia , Inc.
36,000 6.625%,  10/15/2032
a
35,882
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
88,000 5.750%,  4/15/2026
a
88,021
QVC, Inc.
17,000 6.875%,  4/15/2029
a,f
14,644
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,587
47,000 9.750%,  4/15/2029
a
50,830
Raven Acquisition Holdings, LLC
25,000 6.875%,  11/15/2031
a,c
24,933
Royal Caribbean Cruises, Ltd.
123,000 4.250%,  7/1/2026
a
120,656
17,000 5.625%,  9/30/2031
a
16,931
S&S Holdings, LLC
22,000 8.375%,  10/1/2031
a
22,055
Scientific Games Holdings, LP/
Scientific Games US FinCo , Inc.
20,000 6.625%,  3/1/2030
a
19,498
SeaWorld Parks and
Entertainment, Inc.
65,000 5.250%,  8/15/2029
a
62,426
Service Corporation International/
US
27,000 3.375%,  8/15/2030 23,928
38,000 5.750%,  10/15/2032 37,328
Six Flags Entertainment
Corporation
14,000 7.250%,  5/15/2031
a
14,351
Principal
Amount Long-Term Fixed Income  47.1% Value
Consumer Cyclical  1.9% - continued
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
$ 14,000 6.625%,  5/1/2032
a
$ 14,264
Six Flags Theme Parks, Inc.
13,000 7.000%,  7/1/2025
a,f
12,989
Sonic Automotive, Inc.
35,000 4.875%,  11/15/2031
a
31,470
Staples, Inc.
57,000 10.750%,  9/1/2029
a
55,118
Station Casinos, LLC
47,000 4.625%,  12/1/2031
a
42,708
Tenneco, Inc.
52,000 8.000%,  11/17/2028
a
48,152
Toyota Motor Credit Corporation
39,000 5.550%,  11/20/2030 40,489
39,000 4.800%,  1/5/2034 38,443
Tractor Supply Company
40,000 5.250%,  5/15/2033 40,172
Uber Technologies, Inc.
51,000 5.350%,  9/15/2054 48,638
60,000 4.800%,  9/15/2034 58,165
Uber Technologies, Inc.,
Convertible
80,000 Zero Coupon,  12/15/2025 85,960
161,000 0.875%,  12/1/2028
a
194,005
Vail Resorts, Inc., Convertible
83,000 Zero Coupon,  1/1/2026 77,812
VICI Properties, LP/VICI Note
Company, Inc.
140,000 5.750%,  2/1/2027
a
140,961
Victoria's Secret & Company
64,000 4.625%,  7/15/2029
a,f
56,401
Viking Cruises, Ltd.
139,000 5.875%,  9/15/2027
a
138,101
Volkswagen Group of America
Finance, LLC
14,000 3.350%,  5/13/2025
a
13,889
Walgreens Boots Alliance, Inc.
48,000 3.200%,  4/15/2030
f
38,161
WASH Multifamily Acquisition, Inc.
42,000 5.750%,  4/15/2026
a
41,896
Wyndham Hotels & Resorts, Inc.
47,000 4.375%,  8/15/2028
a
44,733
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
65,000 7.125%,  2/15/2031
a
68,379
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
a
106,438
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
a
47,269
25,000 6.750%,  4/23/2030
a
24,643
Total 8,126,295
Consumer Non-Cyclical  2.0%
1375209 B.C., Ltd.
27,000 9.000%,  1/30/2028
a,f
26,951
AbbVie, Inc.
98,000 5.500%,  3/15/2064 98,809
59,000 5.350%,  3/15/2044 59,177

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Consumer Non-Cyclical  2.0% - continued
AdaptHealth , LLC
$ 118,000 4.625%,  8/1/2029
a
$ 107,314
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
88,000 4.625%,  1/15/2027
a
86,336
91,000 3.500%,  3/15/2029
a
84,077
Altria Group, Inc.
39,000 6.200%,  11/1/2028 40,801
Amgen, Inc.
57,000 5.150%,  3/2/2028 57,779
Anheuser-Busch InBev Worldwide,
Inc.
75,000 4.750%,  1/23/2029 75,336
117,000 5.000%,  6/15/2034 117,584
ANI Pharmaceuticals, Inc.,
Convertible
90,000 2.250%,  9/1/2029
a
92,587
Archer-Daniels-Midland Company
40,000 4.500%,  8/15/2033 38,760
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 79,054
58,000 5.000%,  2/26/2034 58,425
B&G Foods, Inc.
56,000 8.000%,  9/15/2028
a
58,178
BAT Capital Corporation
44,000 6.343%,  8/2/2030 46,431
40,000 7.750%,  10/19/2032 45,951
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,787
Bausch Health Companies, Inc.
53,000 5.500%,  11/1/2025
a,f
52,013
56,000 4.875%,  6/1/2028
a
43,272
30,000 11.000%,  9/30/2028
a
27,605
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 43,980
56,000 2.823%,  5/20/2030 50,420
BellRing Brands, Inc.
48,000 7.000%,  3/15/2030
a
49,953
BioMarin Pharmaceutical, Inc.,
Convertible
142,000 1.250%,  5/15/2027
f
132,841
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 60,177
Bristol-Myers Squibb Company
78,000 5.550%,  2/22/2054 78,899
39,000 5.750%,  2/1/2031 40,988
19,000 5.900%,  11/15/2033 20,316
Bunge, Ltd. Finance Corporation
21,000 4.650%,  9/17/2034 20,141
Campbell Soup Company
124,000 5.400%,  3/21/2034 125,412
Cargill, Inc.
84,000 2.125%,  11/10/2031
a
70,507
Catalent Pharma Solutions, Inc.
33,000 3.125%,  2/15/2029
a
32,038
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
22,000 9.500%,  10/15/2029
a
22,284
Central Garden & Pet Company
64,000 4.125%,  10/15/2030
f
57,970
Principal
Amount Long-Term Fixed Income  47.1% Value
Consumer Non-Cyclical  2.0% - continued
Charles River Laboratories
International, Inc.
$ 33,000 4.000%,  3/15/2031
a
$ 29,494
Chefs' Warehouse, Inc.,
Convertible
69,000 2.375%,  12/15/2028 77,686
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,645
CHS/Community Health Systems,
Inc.
63,000 5.625%,  3/15/2027
a
61,442
22,000 8.000%,  12/15/2027
a
21,964
29,000 6.000%,  1/15/2029
a
27,310
36,000 4.750%,  2/15/2031
a
30,023
40,000 10.875%,  1/15/2032
a
42,869
Cigna Group
39,000 5.600%,  2/15/2054 38,059
49,000 2.400%,  3/15/2030 43,169
Coca-Cola Company
39,000 5.300%,  5/13/2054 39,295
Concentra Escrow Issuer
Corporation
24,000 6.875%,  7/15/2032
a
24,628
Constellation Brands, Inc.
39,000 4.800%,  1/15/2029 38,975
75,000 3.150%,  8/1/2029 69,596
27,000 4.900%,  5/1/2033 26,512
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
39,000 4.750%,  1/15/2029
a
37,624
CVS Health Corporation
78,000 6.050%,  6/1/2054 77,016
43,000 5.000%,  2/20/2026 43,017
30,000 4.300%,  3/25/2028 29,246
117,000 4.780%,  3/25/2038 104,417
125,000 6.000%,  6/1/2044 122,790
DaVita, Inc.
28,000 3.750%,  2/15/2031
a
24,351
Diageo Capital plc
42,000 2.000%,  4/29/2030 36,528
70,000 5.625%,  10/5/2033 72,980
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
49,263
Eli Lilly & Company
78,000 5.000%,  2/9/2054 75,177
80,000 4.700%,  2/27/2033 79,641
Embecta Corporation
18,000 5.000%,  2/15/2030
a
16,293
21,000 6.750%,  2/15/2030
a
19,589
Encompass Health Corporation
38,000 4.500%,  2/1/2028 36,962
Endo Finance Holdings, Inc.
27,000 8.500%,  4/15/2031
a,f
28,869
Energizer Holdings, Inc.
40,000 4.750%,  6/15/2028
a
38,399
24,000 4.375%,  3/31/2029
a,f
22,447
Envista Holdings Corporation,
Convertible
8,000 2.375%,  6/1/2025 8,758
69,000 1.750%,  8/15/2028 62,186

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Consumer Non-Cyclical  2.0% - continued
Fortrea Holdings, Inc.
$ 22,000 7.500%,  7/1/2030
a,f
$ 21,634
GE HealthCare Technologies, Inc.
58,000 6.377%,  11/22/2052 64,667
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,886
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 44,912
HCA, Inc.
35,000 5.950%,  9/15/2054 34,915
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
51,000 7.875%,  9/1/2025
a
50,800
HLF Financing SARL, LLC/
Herbalife International, Inc.
28,000 4.875%,  6/1/2029
a
19,191
Insulet Corporation, Convertible
229,000 0.375%,  9/1/2026 269,419
Integer Holdings Corporation,
Convertible
127,000 2.125%,  2/15/2028 192,786
Jazz Investments I, Ltd.,
Convertible
154,000 2.000%,  6/15/2026 152,075
130,000 3.125%,  9/15/2030
a
133,445
Jazz Securities DAC
21,000 4.375%,  1/15/2029
a
19,872
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
105,000 2.500%,  1/15/2027 99,563
47,000 3.625%,  1/15/2032 41,487
Johnson & Johnson
78,000 5.250%,  6/1/2054 80,065
KeHE Distributors, LLC/ KeHE
Finance Corporation/ NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
50,738
Keurig Dr Pepper, Inc.
69,000 3.200%,  5/1/2030 63,621
76,000 5.300%,  3/15/2034 76,909
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 45,135
Kroger Company
37,000 4.500%,  1/15/2029 36,680
LifePoint Health, Inc.
53,000 9.875%,  8/15/2030
a
57,976
33,000 11.000%,  10/15/2030
a
36,785
Mattel, Inc.
122,000 3.375%,  4/1/2026
a
119,129
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,506
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,029
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
a
86,063
56,000 5.250%,  10/1/2029
a
54,242
MPH Acquisition Holdings, LLC
27,000 5.500%,  9/1/2028
a
18,343
Principal
Amount Long-Term Fixed Income  47.1% Value
Consumer Non-Cyclical  2.0% - continued
Newell Brands, Inc.
$ 28,000 6.375%,  9/15/2027
f
$ 28,298
28,000 6.625%,  9/15/2029 28,390
15,000 6.375%,  5/15/2030
c
15,069
Novartis Capital Corporation
91,000 4.700%,  9/18/2054 84,241
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
39,000 4.125%,  4/30/2028
a
36,953
109,000 5.125%,  4/30/2031
a
99,409
Owens & Minor, Inc.
49,000 6.625%,  4/1/2030
a,f
46,769
PepsiCo, Inc.
74,000 5.250%,  7/17/2054 74,335
Performance Food Group, Inc.
41,000 4.250%,  8/1/2029
a
38,375
Perrigo Finance Unlimited
Company
46,000 4.900%,  6/15/2030 43,550
22,000 6.125%,  9/30/2032 21,725
Philip Morris International, Inc.
80,000 4.875%,  2/15/2028 80,409
40,000 5.625%,  11/17/2029 41,491
39,000 5.125%,  2/13/2031 39,362
40,000 5.750%,  11/17/2032 41,656
59,000 5.250%,  2/13/2034 59,154
34,000 4.900%,  11/1/2034 33,176
Post Holdings, Inc.
41,000 4.625%,  4/15/2030
a
38,318
51,000 4.500%,  9/15/2031
a
46,429
33,000 6.250%,  10/15/2034
a
32,635
Post Holdings, Inc., Convertible
165,000 2.500%,  8/15/2027 188,595
Roche Holdings, Inc.
57,000 5.218%,  3/8/2054
a
57,007
59,000 2.076%,  12/13/2031
a
49,607
Royalty Pharma plc
87,000 1.200%,  9/2/2025 84,367
53,000 5.150%,  9/2/2029 53,321
Simmons Foods, Inc.
109,000 4.625%,  3/1/2029
a
100,970
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
29,698
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
5,254
Spectrum Brands, Inc.,
Convertible
88,000 3.375%,  6/1/2029
a
88,908
Star Parent, Inc.
26,000 9.000%,  10/1/2030
a
27,040
Sysco Corporation
37,000 5.950%,  4/1/2030 38,818
Takeda Pharmaceutical Company,
Ltd.
102,000 5.650%,  7/5/2054 103,635
87,000 5.000%,  11/26/2028 87,789
Tenet Healthcare Corporation
179,000 5.125%,  11/1/2027 177,488
40,000 4.375%,  1/15/2030 37,502
67,000 6.750%,  5/15/2031 68,494

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Consumer Non-Cyclical  2.0% - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 61,000 3.150%,  10/1/2026 $ 58,151
Topgolf Callaway Brands
Corporation, Convertible
67,000 2.750%,  5/1/2026 66,732
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 50,612
US Acute Care Solutions, LLC
52,000 9.750%,  5/15/2029
a
53,039
Varex Imaging Corporation,
Convertible
8,000 4.000%,  6/1/2025 7,955
Viterra Finance BV
80,000 3.200%,  4/21/2031
a
70,818
Winnebago Industries, Inc.,
Convertible
91,000 3.250%,  1/15/2030
a
87,588
Wyeth, LLC
98,000 6.500%,  2/1/2034 108,887
Zoetis, Inc.
63,000 5.600%,  11/16/2032 65,492
Total 8,338,757
Energy  1.5%
Aethon United BR, LP/ Aethon
United Finance Corporation
22,000 7.500%,  10/1/2029
a
22,152
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
56,000 5.375%,  6/15/2029
a
54,542
Apache Corporation
59,000 4.375%,  10/15/2028 57,036
Archrock Partners, LP/ Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
30,056
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
56,000 8.250%,  12/31/2028
a
57,140
28,000 5.875%,  6/30/2029
a
27,049
Baytex Energy Corporation
55,000 8.500%,  4/30/2030
a
55,964
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
46,164
BP Capital Markets America, Inc.
152,000 4.234%,  11/6/2028 149,690
55,000 4.812%,  2/13/2033 53,870
BP Capital Markets plc
50,000 4.875%,  3/22/2030
b,i
48,636
55,000 6.450%,  12/1/2033
b,i
57,395
Buckeye Partners, LP
38,000 4.500%,  3/1/2028
a
36,193
31,000 6.875%,  7/1/2029
a
31,510
California Resources Corporation
34,000 8.250%,  6/15/2029
a
34,338
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 36,587
39,000 3.250%,  1/31/2032 33,937
62,000 5.950%,  6/30/2033 63,764
Principal
Amount Long-Term Fixed Income  47.1% Value
Energy  1.5% - continued
Cheniere Energy, Inc.
$ 34,000 5.650%,  4/15/2034 $ 34,216
Civitas Resources, Inc.
38,000 8.375%,  7/1/2028
a
39,272
72,000 8.750%,  7/1/2031
a
75,410
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
32,719
CNX Resources Corporation,
Convertible
90,000 2.250%,  5/1/2026
f
239,085
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
a
42,676
79,000 6.042%,  8/15/2028
a
81,319
Comstock Resources, Inc.
54,000 6.750%,  3/1/2029
a
51,676
38,000 5.875%,  1/15/2030
a
34,719
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
a
46,628
Crescent Energy Finance, LLC
83,000 7.625%,  4/1/2032
a
81,951
Delek Logistics Partners, LP/ Delek
Logistics Finance Corporation
61,000 8.625%,  3/15/2029
a
62,588
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
22,717
Diamondback Energy, Inc.
92,000 5.750%,  4/18/2054 89,362
DT Midstream, Inc.
44,000 4.125%,  6/15/2029
a
41,319
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
56,078
52,000 7.625%,  1/15/2083
b
55,118
59,000 5.950%,  4/5/2054 60,348
20,000 5.700%,  3/8/2033 20,509
Enerflex , Ltd.
19,000 9.000%,  10/15/2027
a
19,723
Energy Transfer, LP
40,000 5.950%,  5/15/2054 39,400
100,000 8.000%,  5/15/2054
b
105,959
39,000 6.050%,  9/1/2054 39,047
47,000 6.750%,  5/15/2025
b,i
46,751
39,000 4..400%,  3/15/2027 38,679
17,000 7.125%,  5/15/2030
b,i
17,281
40,000 6.400%,  12/1/2030 42,407
Enterprise Products Operating,
LLC
51,000 5.550%,  2/16/2055 50,624
38,000 4.150%,  10/16/2028 37,272
EQM Midstream Partners, LP
122,000 4.750%,  1/15/2031
a
115,975
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 46,353
68,000 7.875%,  5/15/2032 67,953
Harvest Midstream I, LP
66,000 7.500%,  9/1/2028
a
66,765
Hess Midstream Operations, LP
61,000 4.250%,  2/15/2030
a
56,959

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Energy  1.5% - continued
Hilcorp Energy I, LP/ Hilcorp
Finance Company
$ 70,000 5.750%,  2/1/2029
a
$ 67,168
27,000 6.000%,  4/15/2030
a
25,753
53,000 6.250%,  4/15/2032
a
49,732
Howard Midstream Energy
Partners, LLC
79,000 7.375%,  7/15/2032
a
80,598
ITT Holdings, LLC
50,000 6.500%,  8/1/2029
a
46,205
Kinder Morgan, Inc.
72,000 5.950%,  8/1/2054 71,962
Kodiak Gas Services, LLC
33,000 7.250%,  2/15/2029
a
33,921
Laredo Petroleum, Inc.
48,000 7.750%,  7/31/2029
a,f
47,101
MEG Energy Corporation
38,000 5.875%,  2/1/2029
a
37,255
MPLX, LP
94,000 1.750%,  3/1/2026 90,287
19,000 5.000%,  3/1/2033 18,484
55,000 5.500%,  6/1/2034 54,890
Nabors Industries, Inc.
27,000 7.375%,  5/15/2027
a
27,020
69,000 9.125%,  1/31/2030
a
71,256
National Fuel Gas Company
82,000 5.500%,  1/15/2026 82,423
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
22,000 8.125%,  2/15/2029
a
22,142
33,000 8.375%,  2/15/2032
a
33,259
Noble Finance II, LLC
27,000 8.000%,  4/15/2030
a
27,368
Northern Oil and Gas, Inc.
56,000 8.750%,  6/15/2031
a
57,938
Northern Oil and Gas, Inc.,
Convertible
123,000 3.625%,  4/15/2029 142,126
NuStar Logistics, LP
54,000 6.375%,  10/1/2030 54,609
Occidental Petroleum Corporation
25,000 5.000%,  8/1/2027 24,969
78,000 8.875%,  7/15/2030 89,683
ONEOK, Inc.
74,000 5.700%,  11/1/2054 71,353
39,000 5.650%,  11/1/2028 40,049
50,000 4.750%,  10/15/2031 48,826
Ovintiv , Inc.
46,000 5.650%,  5/15/2028 46,641
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028 41,735
Permian Resources Operating,
LLC, Convertible
45,000 3.250%,  4/1/2028 107,023
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 47,686
Plains All American Pipeline, LP/
PAA Finance Corporation
92,000 4.650%,  10/15/2025 91,857
Principal
Amount Long-Term Fixed Income  47.1% Value
Energy  1.5% - continued
Prairie Acquiror , LP
$ 45,000 9.000%,  8/1/2029
a
$ 45,623
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
28,853
Range Resources Corporation
45,000 4.750%,  2/15/2030
a
42,367
Rockies Express Pipeline, LLC
69,000 4.950%,  7/15/2029
a
64,817
Saturn Oil & Gas, Inc.
33,150 9.625%,  6/15/2029
a
32,737
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
a
23,538
SM Energy Company
30,000 6.500%,  7/15/2028 29,915
19,000 7.000%,  8/1/2032
a
18,846
South Bow USA Infrastructure
Holdings, LLC
20,000 5.584%,  10/1/2034
a
19,763
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
27,000 5.875%,  3/1/2027 26,963
Suncor Energy, Inc.
39,000 7.150%,  2/1/2032 43,290
Sunoco, LP
82,000 7.000%,  5/1/2029
a
84,589
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 43,899
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
52,000 5.500%,  1/15/2028
a
49,940
41,000 7.375%,  2/15/2029
a
41,135
Talos Production, Inc.
29,000 9.000%,  2/1/2029
a
29,868
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 98,973
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
a
39,342
TGNR Intermediate Holdings, LLC
59,000 5.500%,  10/15/2029
a
55,700
TotalEnergies Capital SA
117,000 5.488%,  4/5/2054 116,244
TransCanada Trust
100,000 5.875%,  8/15/2076
b
99,641
Transocean Titan Financing, Ltd.
54,000 8.375%,  2/1/2028
a
55,560
Transocean, Inc.
75,650 8.750%,  2/15/2030
a
78,385
UGI Corporation, Convertible
58,000 5.000%,  6/1/2028
a
60,088
USA Compression Partners, LP/
USA Compression Finance
Corporation
47,000 7.125%,  3/15/2029
a
47,869
Valaris , Ltd.
56,000 8.375%,  4/30/2030
a
56,818

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Energy  1.5% - continued
Venture Global Calcasieu Pass,
LLC
$ 35,000 3.875%,  8/15/2029
a
$ 32,272
35,000 4.125%,  8/15/2031
a
31,900
Venture Global LNG, Inc.
101,000 8.125%,  6/1/2028
a
104,816
44,000 9.000%,  9/30/2029
a,b,i
43,997
114,000 8.375%,  6/1/2031
a
118,410
48,000 9.875%,  2/1/2032
a
52,393
Viridien SA
14,000 8.750%,  4/1/2027
a,f
13,530
Williams Companies, Inc.
69,000 4.900%,  3/15/2029 68,898
37,000 2.600%,  3/15/2031 32,045
Total 6,439,224
Financials  5.0%
Acrisure , LLC/ Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
17,867
28,000 7.500%,  11/6/2030
a
28,471
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
40,000 6.950%,  3/10/2055
b
41,232
54,000 6.500%,  7/15/2025 54,479
103,000 3.000%,  10/29/2028 95,612
Agree, LP
38,000 5.625%,  6/15/2034 38,606
Air Lease Corporation
29,000 2.300%,  2/1/2025 28,791
17,000 3.375%,  7/1/2025 16,830
77,000 4.650%,  6/15/2026
b,i
74,677
46,000 3.125%,  12/1/2030 41,161
Aircastle , Ltd.
50,000 5.250%,  6/15/2026
a,b,i
49,153
46,000 2.850%,  1/26/2028
a
42,635
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
27,000 4.250%,  10/15/2027
a
25,607
55,000 6.750%,  4/15/2028
a
55,259
40,000 7.000%,  1/15/2031
a
40,269
Ally Financial, Inc.
86,000 4.700%,  5/15/2026
b,i
77,367
112,000 8.000%,  11/1/2031 124,617
42,000 6.700%,  2/14/2033 42,177
American Express Company
50,000 3.550%,  9/15/2026
b,i
47,327
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 37,896
American International Group, Inc.
79,000 5.125%,  3/27/2033 78,966
AmWINS Group, Inc.
22,000 6.375%,  2/15/2029
a
22,109
66,000 4.875%,  6/30/2029
a
62,119
Aon North America, Inc.
78,000 5.750%,  3/1/2054 78,935
Apollo Debt Solutions BDC
60,000 6.700%,  7/29/2031
a,f
60,847
Arbor Realty Trust, Inc.,
Convertible
8,000 7.500%,  8/1/2025 7,967
Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
Ares Capital Corporation
$ 15,000 4.250%,  3/1/2025 $ 14,946
100,000 2.150%,  7/15/2026 94,847
47,000 5.875%,  3/1/2029 47,341
Ares Strategic Income Fund
39,000 5.600%,  2/15/2030
a
38,057
Arthur J. Gallagher & Company
59,000 5.750%,  7/15/2054 59,371
Assurant, Inc.
62,000 6.100%,  2/27/2026 62,505
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
a
41,915
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
a
83,671
79,000 5.750%,  3/1/2029
a
80,140
Azorra Finance, Ltd.
63,000 7.750%,  4/15/2030
a
62,250
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
a
13,998
Banco Santander SA
22,000 4.750%,  11/12/2026
b,f,i
20,843
Bank of America Corporation
51,000 6.100%,  3/17/2025
b,i
50,934
72,000 1.319%,  6/19/2026
b
70,320
146,000 1.197%,  10/24/2026
b
140,850
70,000 6.125%,  4/27/2027
b,i
71,103
60,000 1.734%,  7/22/2027
b
56,952
80,000 4.376%,  4/27/2028
b
79,206
112,000 3.593%,  7/21/2028
b
108,494
67,000 4.948%,  7/22/2028
b
67,268
70,000 5.819%,  9/15/2029
b
72,254
180,000 3.974%,  2/7/2030
b
173,234
135,000 2.687%,  4/22/2032
b
117,070
59,000 2.572%,  10/20/2032
b
50,169
82,000 2.972%,  2/4/2033
b
71,139
59,000 5.468%,  1/23/2035
b
59,877
149,000 5.425%,  8/15/2035
b
146,779
40,000 3.846%,  3/8/2037
b
35,850
Bank of Montreal
62,000 5.203%,  2/1/2028 62,988
40,000 3.088%,  1/10/2037
b
33,646
Bank of New York Mellon
Corporation
39,000 6.317%,  10/25/2029
b
41,174
67,000 4.596%,  7/26/2030
b
66,352
39,000 6.474%,  10/25/2034
b
42,611
Bank of Nova Scotia
36,000 4.900%,  6/4/2025
b,i
35,667
Barclays plc
45,000 6.125%,  12/15/2025
b,i
44,754
35,000 2.852%,  5/7/2026
b
34,578
85,000 5.501%,  8/9/2028
b
86,109
57,000 4.972%,  5/16/2029
b
56,735
50,000 6.224%,  5/9/2034
b
52,335
40,000 7.119%,  6/27/2034
b
43,374
BlackRock Funding, Inc.
39,000 5.250%,  3/14/2054 38,405
Blackstone Mortgage Trust, Inc.,
Convertible
13,000 5.500%,  3/15/2027 12,448
Blue Owl Capital Corporation II
38,000 8.450%,  11/15/2026 39,565

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
Blue Owl Credit Income
Corporation
$ 61,000 4.700%,  2/8/2027 $ 59,485
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
a
18,667
56,000 3.750%,  6/17/2026
a
53,695
Blue Owl Technology Finance
Corporation II
20,000 6.750%,  4/4/2029
a
19,902
BNP Paribas SA
57,000 2.819%,  11/19/2025
a,b
56,932
57,000 3.132%,  1/20/2033
a,b
49,585
BPCE SA
29,000 2.375%,  1/14/2025
a
28,847
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 71,025
Burford Capital Global Finance,
LLC
64,000 9.250%,  7/1/2031
a
68,547
Camden Property Trust
37,000 4.900%,  1/15/2034 36,209
Canadian Imperial Bank of
Commerce
36,000 5.926%,  10/2/2026 36,835
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,f,i
28,232
62,000 3.273%,  3/1/2030
b
57,488
Capital One NA
44,000 2.280%,  1/28/2026
b
43,672
Castlelake Aviation Finance DAC
27,000 5.000%,  4/15/2027
a
27,157
Centene Corporation
163,000 3.000%,  10/15/2030 141,183
77,000 2.625%,  8/1/2031 64,073
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,i
103,463
83,000 0.900%,  3/11/2026 78,863
94,000 4.000%,  6/1/2026
b,i
90,212
56,000 2.000%,  3/20/2028 51,416
39,000 6.136%,  8/24/2034
b
41,380
Citigroup, Inc.
47,000 4.000%,  12/10/2025
b,i
45,736
95,000 3.875%,  2/18/2026
b,i
91,814
132,000 1.122%,  1/28/2027
b
126,024
145,000 1.462%,  6/9/2027
b
137,487
81,000 3.070%,  2/24/2028
b
77,967
26,000 7.375%,  5/15/2028
b,i
27,187
54,000 7.625%,  11/15/2028
b,i
57,457
150,000 4.075%,  4/23/2029
b
145,957
34,000 7.125%,  8/15/2029
b,i
34,931
39,000 6.174%,  5/25/2034
b
40,416
45,000 7.000%,  8/15/2034
b,i
47,624
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,i
52,132
32,000 5.718%,  7/23/2032
b
32,303
CNA Financial Corporation
78,000 5.125%,  2/15/2034 77,210
Coinbase Global, Inc., Convertible
147,000 0.500%,  6/1/2026 143,178
145,000 0.250%,  4/1/2030
a
131,298
Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
Comerica, Inc.
$ 36,000 5.625%,  7/1/2025
b,i
$ 35,561
21,000 5.982%,  1/30/2030
b
21,276
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
a
38,850
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
a,b
28,275
COPT Defense Properties, LP
78,000 2.250%,  3/15/2026 75,021
COPT Defense Properties, LP,
Convertible
32,000 5.250%,  9/15/2028
a
38,224
Corebridge Financial, Inc.
63,000 6.375%,  9/15/2054
b
62,727
39,000 6.875%,  12/15/2052
b
39,919
41,000 6.050%,  9/15/2033 42,555
47,000 5.750%,  1/15/2034 48,115
Credit Acceptance Corporation
51,000 9.250%,  12/15/2028
a
53,966
Credit Agricole SA
37,000 3.250%,  1/14/2030
a
33,597
Credit Suisse Group AG
26,000 7.250%,  N/A
*,j
2,600
36,000 7.500%,  N/A
*,j
3,600
Deutsche Bank AG/New York, NY
127,000 2.129%,  11/24/2026
b
123,040
66,000 2.311%,  11/16/2027
b
62,447
56,000 6.819%,  11/20/2029
b
59,030
61,000 3.742%,  1/7/2033
b
52,527
Discover Bank
75,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
76,531
Discover Financial Services
20,000 6.700%,  11/29/2032 21,517
Diversified Healthcare Trust
32,000 Zero Coupon,  1/15/2026
a
29,475
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
a
87,226
Elevance Health, Inc.
78,000 5.650%,  6/15/2054 77,733
123,000 2.550%,  3/15/2031 106,692
Encore Capital Group, Inc.,
Convertible
95,000 4.000%,  3/15/2029 93,433
Extra Space Storage, LP
38,000 5.900%,  1/15/2031 39,372
40,000 2.400%,  10/15/2031 33,469
Fairfax Financial Holdings, Ltd.
59,000 6.350%,  3/22/2054 61,378
Federal Realty OP, LP, Convertible
53,000 3.250%,  1/15/2029
a
54,272
Fifth Third Bancorp
52,000 4.500%,  9/30/2025
b,i
51,221
41,000 4.772%,  7/28/2030
b
40,360
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 99,509
FirstCash , Inc.
69,000 5.625%,  1/1/2030
a
66,987

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
Fortress Transportation and
Infrastructure Investors, LLC
$ 29,000 5.500%,  5/1/2028
a
$ 28,430
50,000 7.000%,  5/1/2031
a
51,421
40,000 7.000%,  6/15/2032
a
41,040
Freedom Mortgage Corporation
27,000 7.625%,  5/1/2026
a
27,097
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
66,568
28,000 9.125%,  5/15/2031
a
28,363
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 38,924
38,000 2.625%,  1/15/2027
f
35,657
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,386
28,000 8.000%,  6/15/2028
a
29,520
66,000 5.875%,  3/15/2030
a
65,093
Global Aircraft Leasing Company,
Ltd.
72,000 8.750%,  9/1/2027
a
74,400
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
82,000 3.750%,  12/15/2027
a
75,202
goeasy , Ltd.
44,000 9.250%,  12/1/2028
a
46,918
29,000 7.625%,  7/1/2029
a
29,784
18,000 6.875%,  5/15/2030
a,c
18,286
Goldman Sachs BDC, Inc.
35,000 6.375%,  3/11/2027 35,770
Goldman Sachs Group, Inc.
40,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,i
40,159
43,000 0.855%,  2/12/2026
b
42,460
48,000 3.650%,  8/10/2026
b,i
45,686
50,000 4.125%,  11/10/2026
b,i
47,878
97,000 1.948%,  10/21/2027
b
91,711
40,000 2.640%,  2/24/2028
b
38,112
166,000 3.615%,  3/15/2028
b
161,463
81,000 4.482%,  8/23/2028
b
80,381
75,000 3.814%,  4/23/2029
b
72,300
37,000 3.800%,  3/15/2030 35,014
37,000 2.615%,  4/22/2032
b
31,852
38,000 2.383%,  7/21/2032
b
32,031
31,000 6.125%,  11/10/2034
b,i
30,748
73,000 5.330%,  7/23/2035
b
72,918
110,000 5.016%,  10/23/2035
b
107,405
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 33,753
23,000
7.505%,  (TSFR3M +
2.387%), 2/12/2047
a,b
21,356
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,567
42,000 3.750%,  8/15/2028
a
58,548
Health Care Service Corporation
60,000 5.450%,  6/15/2034
a
60,167
HSBC Holdings plc
36,000 2.633%,  11/7/2025
b
35,984
35,000 1.645%,  4/18/2026
b
34,447
105,000 4.583%,  6/19/2029
b
103,249
45,000 2.804%,  5/24/2032
b
38,819
Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
HUB International, Ltd.
$ 79,000 7.250%,  6/15/2030
a
$ 81,640
Huntington Bancshares, Inc./OH
31,000 4.450%,  10/15/2027
b,i
29,638
93,000 5.709%,  2/2/2035
b
94,071
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
29,000 6.250%,  5/15/2026 28,504
112,000 5.250%,  5/15/2027 104,341
25,000 9.750%,  1/15/2029 24,981
ING Groep NV
76,000 1.726%,  4/1/2027
b
72,698
54,000 6.083%,  9/11/2027
b
55,176
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 60,010
Intesa Sanpaolo SPA
34,000 4.198%,  6/1/2032
a,b
29,770
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 53,267
J.P. Morgan Chase & Company
69,000 4.600%,  2/1/2025
b,i
68,669
42,000 4.000%,  4/1/2025
b,i
41,345
55,000 3.650%,  6/1/2026
b,i
53,230
162,000 1.045%,  11/19/2026
b
155,598
76,000 1.578%,  4/22/2027
b
72,516
112,000 4.005%,  4/23/2029
b
109,009
38,000 2.069%,  6/1/2029
b
34,535
149,000 4.493%,  3/24/2031
b
145,947
40,000 2.963%,  1/25/2033
b
34,935
42,000 4.912%,  7/25/2033
b
41,584
40,000 5.717%,  9/14/2033
b
41,184
37,000 5.350%,  6/1/2034
b
37,426
35,000 6.254%,  10/23/2034
b
37,610
20,000 5.336%,  1/23/2035
b
20,172
69,000 5.766%,  4/22/2035
b
71,810
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
42,577
15,000 7.125%,  4/30/2031
a
15,548
25,000 6.125%,  11/1/2032
a
25,016
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
a
21,216
37,000 6.625%,  10/15/2031
a
36,846
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,924
55,000 9.500%,  2/15/2029
a
58,501
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 52,506
75,000 5.000%,  1/26/2033 72,373
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 55,541
28,000 6.250%,  1/15/2036
f
28,230
Kite Realty Group, LP, Convertible
5,000 0.750%,  4/1/2027
a
5,468
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
28,000 4.250%,  2/1/2027
a
27,111
74,000 4.750%,  6/15/2029
a
70,502

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
Liberty Mutual Group, Inc.
$ 15,000 4.125%,  12/15/2051
a,b
$ 14,155
Lincoln National Corporation
40,000
7.721%,  (TSFR3M +
2.619%), 11/18/2024
b
32,100
Lloyds Banking Group plc
127,000 1.627%,  5/11/2027
b
120,797
M&T Bank Corporation
82,000 3.500%,  9/1/2026
b,i
74,604
Macquarie Airfinance Holdings,
Ltd.
47,000 6.400%,  3/26/2029
a
48,433
40,000 5.150%,  3/17/2030
a
39,151
14,000 6.500%,  3/26/2031
a
14,544
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
a,b
71,439
Manufacturers & Traders Trust
Company
80,000 4.700%,  1/27/2028 79,261
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 34,998
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,i
70,457
40,000 5.875%,  3/15/2028
b,f,i
40,233
51,000 6.400%,  12/15/2036 53,241
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
a
64,865
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 72,782
Mitsubishi UFJ Financial Group,
Inc.
78,000 1.538%,  7/20/2027
b
73,911
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
b
93,779
82,000 2.564%,  9/13/2031 69,089
40,000 5.748%,  7/6/2034
b
41,407
Molina Healthcare, Inc.
48,000 4.375%,  6/15/2028
a
46,054
Morgan Stanley
35,000 2.630%,  2/18/2026
b
34,729
20,000 2.188%,  4/28/2026
b
19,719
126,000 0.985%,  12/10/2026
b
120,688
76,000 1.593%,  5/4/2027
b
72,455
80,000 1.512%,  7/20/2027
b
75,698
27,000 5.123%,  2/1/2029
b
27,217
238,000 3.622%,  4/1/2031
b
222,736
40,000 2.943%,  1/21/2033
b
34,752
41,000 4.889%,  7/20/2033
b
40,346
40,000 5.250%,  4/21/2034
b
40,060
14,000 5.424%,  7/21/2034
b
14,144
32,000 5.831%,  4/19/2035
b
33,258
85,000 2.484%,  9/16/2036
b
69,314
MPT Operating Partnership, LP/
MPT Finance Corporation
113,000 4.625%,  8/1/2029
f
87,881
Nasdaq, Inc.
42,000 5.350%,  6/28/2028 42,878
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
13,661
44,000 5.125%,  12/15/2030
a
41,192
Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
NatWest Group plc
$ 37,000 4.892%,  5/18/2029
b
$ 36,754
57,000 3.754%,  11/1/2029
b
57,000
95,000 6.475%,  6/1/2034
b
98,250
Navient Corporation
16,000 5.000%,  3/15/2027 15,729
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
18,000 4.500%,  9/30/2028
a
16,578
New Mountain Finance
Corporation, Convertible
13,000 7.500%,  10/15/2025 13,049
New York Life Global Funding
37,000 4.550%,  1/28/2033
a
36,100
39,000 5.000%,  1/9/2034
a
39,036
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
138,390
NNN REIT, Inc.
37,000 2.500%,  4/15/2030 32,530
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 52,255
68,000 5.783%,  7/3/2034 69,310
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 38,486
38,000 3.375%,  2/1/2031 33,815
OneMain Finance Corporation
105,000 3.500%,  1/15/2027 100,210
127,000 3.875%,  9/15/2028 117,056
Panther Escrow Issuer, LLC
78,000 7.125%,  6/1/2031
a
79,863
Park Intermediate Holdings, LLC
78,000 4.875%,  5/15/2029
a
74,295
Pebblebrook Hotel Trust,
Convertible
202,000 1.750%,  12/15/2026 183,355
PNC Bank NA
37,000 2.700%,  10/22/2029 33,111
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,f,i
42,351
42,000 5.582%,  6/12/2029
b
42,925
52,000 6.250%,  3/15/2030
b,i
52,057
39,000 6.875%,  10/20/2034
b
43,342
PRA Group, Inc.
42,000 8.375%,  2/1/2028
a
43,187
Prologis Targeted US Logistics
Fund, LP
57,000 5.250%,  4/1/2029
a
57,770
37,000 5.250%,  1/15/2035
a
36,627
Prologis, LP
47,000 5.250%,  3/15/2054 45,318
Provident Financing Trust I
36,000 7.405%,  3/15/2038 38,737
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
38,655
39,000 6.750%,  3/1/2053
b
41,431
126,000 6.500%,  3/15/2054
b
131,430
36,000 3.700%,  10/1/2050
b
32,659
Realty Income Corporation
83,000 3.200%,  1/15/2027 80,472
56,000 3.950%,  8/15/2027 55,162

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
Redwood Trust, Inc., Convertible
$ 12,000 7.750%,  6/15/2027 $ 11,856
Regency Centers, LP
60,000 5.250%,  1/15/2034 60,375
Regions Financial Corporation
41,000 2.250%,  5/18/2025 40,395
52,000 5.750%,  6/15/2025
b,f,i
51,835
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 44,865
77,000 5.750%,  9/15/2034 78,476
Rexford Industrial Realty, LP,
Convertible
66,000 4.375%,  3/15/2027
a
65,670
53,000 4.125%,  3/15/2029
a
52,947
RGA Global Funding
36,000 5.500%,  1/11/2031
a
36,718
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,704
28,000 4.500%,  2/15/2029
a
26,808
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
23,433
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
a
50,660
42,000 3.875%,  3/1/2031
a
37,408
40,000 4.000%,  10/15/2033
a
34,498
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,219
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 74,204
41,000 2.490%,  1/6/2028
b
38,657
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
74,783
Service Properties Trust
25,000 5.500%,  12/15/2027 23,674
39,000 8.375%,  6/15/2029 38,113
44,000 8.625%,  11/15/2031
a
46,500
Simon Property Group, LP
78,000 2.650%,  7/15/2030 69,620
39,000 6.250%,  1/15/2034 41,988
SLM Corporation
30,000 4.200%,  10/29/2025 29,448
Societe Generale SA
35,000 1.488%,  12/14/2026
a,b
33,508
25,000 10.000%,  11/14/2028
a,b,i
26,638
Standard Chartered plc
59,000 2.608%,  1/12/2028
a,b
56,039
49,000 5.688%,  5/14/2028
a,b
49,670
Starwood Property Trust, Inc.,
Convertible
123,000 6.750%,  7/15/2027 130,476
State Street Corporation
27,000 6.700%,  3/15/2029
b,i
27,797
41,000 4.421%,  5/13/2033
b
39,592
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
80,537
Sumitomo Mitsui Financial Group,
Inc.
59,000 2.174%,  1/14/2027 55,903
75,000 5.716%,  9/14/2028 77,342
Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
$ 56,000 2.142%,  9/23/2030 $ 47,675
55,000 5.766%,  1/13/2033 57,386
Summit Hotel Properties, Inc.,
Convertible
105,000 1.500%,  2/15/2026 98,658
Synchrony Financial
28,000 5.935%,  8/2/2030
b
28,442
28,000 7.250%,  2/2/2033 28,669
Synovus Bank
40,000 5.625%,  2/15/2028 39,782
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
b
34,771
61,000 5.523%,  7/17/2028 62,390
41,000 4.456%,  6/8/2032 39,367
30,000 5.146%,  9/10/2034
b
29,390
Truist Bank
36,000 2.250%,  3/11/2030 31,030
Truist Financial Corporation
80,000 6.047%,  6/8/2027
b
81,500
38,000 1.887%,  6/7/2029
b
34,174
90,000 5.100%,  3/1/2030
b,i
87,358
68,000 5.153%,  8/5/2032
b
67,501
55,000 5.711%,  1/24/2035
b
55,996
U.S. Bancorp
67,000 4.548%,  7/22/2028
b
66,597
22,000 5.836%,  6/12/2034
b
22,749
55,000 5.678%,  1/23/2035
b
56,377
UBS Group AG
60,000 4.875%,  2/12/2027
a,b,i
56,901
82,000 3.869%,  1/12/2029
a,b
79,307
UDR, Inc.
83,000 3.000%,  8/15/2031 73,640
UniCredit SPA
28,000 5.861%,  6/19/2032
a,b
27,899
United Wholesale Mortgage, LLC
75,000 5.500%,  4/15/2029
a
71,528
UnitedHealth Group, Inc.
117,000 5.375%,  4/15/2054 115,019
83,000 4.200%,  5/15/2032 79,730
USB Realty Corporation
48,000
6.065%,  (TSFR3M +
1.409%), 1/15/2027
a,b,i
37,486
Ventas Realty, LP, Convertible
74,000 3.750%,  6/1/2026 91,427
Vornado Realty, LP
20,000 3.400%,  6/1/2031
f
17,024
Wells Fargo & Company
67,000 3.900%,  3/15/2026
b,i
64,888
84,000 2.188%,  4/30/2026
b
82,788
41,000 3.526%,  3/24/2028
b
39,794
88,000 3.584%,  5/22/2028
b
85,317
67,000 4.808%,  7/25/2028
b
66,926
56,000 7.625%,  9/15/2028
b,f,i
60,188
152,000 4.478%,  4/4/2031
b
148,402
28,000 5.389%,  4/24/2034
b
28,190
28,000 5.557%,  7/25/2034
b
28,474
36,000 6.491%,  10/23/2034
b
38,899
158,000 5.499%,  1/23/2035
b
160,249
Welltower OP, LLC, Convertible
151,000 2.750%,  5/15/2028
a
216,836

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Financials  5.0% - continued
Westpac Banking Corporation
$ 56,000 4.110%,  7/24/2034
b
$ 53,017
Willis North America, Inc.
39,000 5.900%,  3/5/2054 39,161
74,000 4.500%,  9/15/2028 72,878
XHR, LP
38,000 4.875%,  6/1/2029
a
35,669
Total 21,096,214
Foreign Government  <0.1%
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
a
63,631
Saudi Arabian Oil Company
57,000 5.750%,  7/17/2054
a
54,991
Total 118,622
Mortgage-Backed Securities  12.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
231,668 2.000%,  1/1/2052 186,442
1,828,747 2.500%,  5/1/2051 1,532,665
1,216,006 3.500%,  5/1/2052 1,095,844
1,029,494 4.000%,  5/1/2052 959,086
1,223,101 5.000%,  7/1/2053 1,196,681
760,881 5.500%,  7/1/2053 759,704
207,264 5.000%,  8/1/2053 203,423
383,444 5.500%,  9/1/2053 384,044
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,005,626 2.500%,  7/1/2030 958,119
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,044,150 3.500%,  5/1/2040 978,392
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,513,654 3.000%,  1/1/2052 2,186,118
369,600 2.000%,  2/1/2051 297,534
234,154 2.000%,  2/1/2051 188,498
1,395,309 2.500%,  2/1/2051 1,155,110
1,203,913 2.500%,  2/1/2051 1,009,400
2,493,882 2.000%,  3/1/2051 1,981,529
1,230,468 4.000%,  3/1/2051 1,150,019
2,630,997 3.000%,  3/1/2052 2,272,275
1,727,264 2.000%,  4/1/2051 1,372,407
1,598,921 3.000%,  4/1/2051 1,390,465
1,680,946 3.000%,  5/1/2050 1,474,308
437,719 2.000%,  5/1/2051 350,397
815,585 3.000%,  5/1/2051 715,878
863,572 3.000%,  6/1/2050 763,059
349,490 4.000%,  6/1/2052 323,477
377,444 5.000%,  6/1/2053 369,808
2,038,518 2.500%,  7/1/2051 1,719,044
821,723 3.500%,  7/1/2051 745,104
996,909 4.000%,  7/1/2052 922,764
980,446 2.500%,  8/1/2050 826,875
1,630,596 3.500%,  8/1/2050 1,482,163
1,886,089 3.500%,  8/1/2052 1,689,249
1,148,112 4.500%,  8/1/2052 1,094,621
Principal
Amount Long-Term Fixed Income  47.1% Value
Mortgage-Backed Securities  12.9% -
continued
$ 255,218 5.000%,  8/1/2053 $ 250,055
545,019 3.500%,  9/1/2052 492,116
1,288,406 3.500%,  9/1/2052 1,162,987
212,388 5.000%,  9/1/2052 207,332
274,777 4.500%,  9/1/2053 262,950
898,632 4.500%,  9/1/2053 856,435
1,714,005 4.000%,  10/1/2052 1,591,387
423,278 2.000%,  11/1/2051 339,911
713,744 3.500%,  11/1/2052 645,323
1,738,797 2.000%,  12/1/2050 1,392,717
3,339,012 4.500%,  12/1/2052 3,198,524
4,500,000 5.500%,  11/1/2040
c
4,457,246
250,000 4.000%,  11/1/2048
c
230,958
750,000 4.500%,  11/1/2048
c
711,979
450,000 5.000%,  11/1/2048
c
437,234
425,000 3.500%,  11/1/2049
c
379,927
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,314,890 2.500%,  3/1/2062 1,862,808
878,805 3.500%,  7/1/2061 771,719
886,600 4.000%,  12/1/2061 812,980
Total 53,799,090
Technology  1.6%
Accenture Capital, Inc.
22,000 4.250%,  10/4/2031 21,323
58,000 4.500%,  10/4/2034 56,064
Advanced Micro Devices, Inc.
41,000 3.924%,  6/1/2032 38,674
Akamai Technologies, Inc.,
Convertible
74,000 0.125%,  5/1/2025 82,362
107,000 0.375%,  9/1/2027 109,996
89,000 1.125%,  2/15/2029 89,845
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,943
Apple, Inc.
197,000 3.750%,  9/12/2047 159,933
Automatic Data Processing, Inc.
78,000 4.450%,  9/9/2034 75,459
Block, Inc.
107,000 6.500%,  5/15/2032
a
108,901
Block, Inc., Convertible
40,000 0.125%,  3/1/2025 39,300
127,000 0.250%,  11/1/2027 109,436
Boost Newco Borrower, LLC
69,000 7.500%,  1/15/2031
a
72,741
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
39,555
37,000 4.800%,  10/15/2034 35,781
Cadence Design Systems, Inc.
26,000 4.700%,  9/10/2034 25,369
Central Parent, Inc./CDK Global,
Inc.
25,000 7.250%,  6/15/2029
a
25,095
Cisco Systems, Inc.
78,000 5.350%,  2/26/2064 78,280
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
28,313

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Technology  1.6% - continued
Cloud Software Group, Inc.
$ 149,000 6.500%,  3/31/2029
a
$ 145,508
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,847
CoreLogic , Inc.
17,000 4.500%,  5/1/2028
a
15,963
CSG Systems International, Inc.,
Convertible
136,000 3.875%,  9/15/2028
f
133,960
Dayforce , Inc., Convertible
180,000 0.250%,  3/15/2026 170,190
Dell International, LLC/EMC
Corporation
28,000 5.300%,  10/1/2029 28,470
Dell, Inc.
52,000 6.500%,  4/15/2038 55,414
Dye & Durham, Ltd.
42,000 8.625%,  4/15/2029
a
44,522
Euronet Worldwide, Inc.,
Convertible
77,000 0.750%,  3/15/2049 75,652
Fiserv, Inc.
76,000 5.350%,  3/15/2031 77,735
20,000 5.600%,  3/2/2033 20,558
76,000 5.450%,  3/15/2034 77,138
60,000 5.150%,  8/12/2034 59,624
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,034
33,000 7.125%,  9/30/2030
a,f
34,152
Global Payments, Inc.
47,000 5.950%,  8/15/2052 47,109
18,000 2.650%,  2/15/2025 17,869
63,000 4.950%,  8/15/2027 63,286
37,000 3.200%,  8/15/2029 34,051
Global Payments, Inc., Convertible
148,000 1.500%,  3/1/2031
a
141,118
Hewlett Packard Enterprise
Company
50,000 4.850%,  10/15/2031 49,006
IBM International Capital Private,
Ltd.
58,000 5.300%,  2/5/2054 55,535
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
24,942
InterDigital , Inc., Convertible
125,000 3.500%,  6/1/2027 245,812
Iron Mountain, Inc.
56,000 5.000%,  7/15/2028
a
54,571
85,000 4.875%,  9/15/2029
a
81,860
60,000 4.500%,  2/15/2031
a
55,712
Jabil, Inc.
40,000 5.450%,  2/1/2029 40,476
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 32,725
Mastercard , Inc.
41,000 2.000%,  11/18/2031 34,554
47,000 4.875%,  5/9/2034 47,010
Microchip Technology, Inc.
24,000 5.050%,  3/15/2029 24,088
Principal
Amount Long-Term Fixed Income  47.1% Value
Technology  1.6% - continued
Microchip Technology, Inc.,
Convertible
$ 116,000 0.750%,  6/1/2030
a
$ 111,650
MKS Instruments, Inc., Convertible
261,000 1.250%,  6/1/2030
a
250,951
Moody's Corporation
40,000 4.250%,  8/8/2032 38,288
NCR Atleos Corporation
22,000 9.500%,  4/1/2029
a
24,213
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
40,403
26,000 5.125%,  4/15/2029
a
24,848
Neptune Bidco US, Inc.
95,000 9.290%,  4/15/2029
a
88,780
Newfold Digital Holdings Group,
Inc.
17,000 11.750%,  10/15/2028
a
16,766
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,836
37,000 4.300%,  6/18/2029 35,987
ON Semiconductor Corporation,
Convertible
113,000 Zero Coupon,  5/1/2027 161,308
98,000 0.500%,  3/1/2029 97,833
Open Text Corporation
76,000 3.875%,  12/1/2029
a
69,335
Open Text Holdings, Inc.
70,000 4.125%,  2/15/2030
a
64,263
Oracle Corporation
72,000 5.375%,  9/27/2054 68,501
138,000 6.900%,  11/9/2052 158,723
33,000 6.150%,  11/9/2029 34,911
130,000 2.950%,  4/1/2030 117,950
63,000 6.250%,  11/9/2032 67,588
PayPal Holdings, Inc.
78,000 5.500%,  6/1/2054 78,801
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
13,851
Progress Software Corporation,
Convertible
49,000 1.000%,  4/15/2026 58,433
30,000 3.500%,  3/1/2030
a
35,271
RingCentral, Inc.
54,000 8.500%,  8/15/2030
a
57,111
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,418
S&P Global, Inc.
41,000 2.900%,  3/1/2032 36,113
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 104,090
Seagate HDD Cayman
49,760 9.625%,  12/1/2032 56,710
Semtech Corporation, Convertible
100,000 1.625%,  11/1/2027
f
137,950
Sensata Technologies, Inc.
16,000 3.750%,  2/15/2031
a
14,280
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
a
19,666

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Technology  1.6% - continued
SS&C Technologies, Inc.
$ 54,000 5.500%,  9/30/2027
a
$ 53,785
Texas Instruments, Inc.
39,000 5.150%,  2/8/2054 38,208
UKG, Inc.
29,000 6.875%,  2/1/2031
a
29,711
Verint Systems, Inc., Convertible
61,000 0.250%,  4/15/2026 56,242
Verisk Analytics, Inc.
135,000 5.250%,  6/5/2034 135,766
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
a
44,465
Viavi Solutions, Inc., Convertible
60,000 1.625%,  3/15/2026 59,925
Vishay Intertechnology , Inc.,
Convertible
183,000 2.250%,  9/15/2030
f
160,400
VMware, LLC
80,000 1.400%,  8/15/2026 75,406
104,000 4.700%,  5/15/2030 102,158
54,000 2.200%,  8/15/2031 45,100
Western Digital Corporation,
Convertible
195,000 3.000%,  11/15/2028
a
278,460
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
a
6,866
110,000 5.500%,  8/15/2028
a
90,207
Xerox Holdings Corporation,
Convertible
98,000 3.750%,  3/15/2030
a,f
69,923
Xilinx, Inc.
26,000 2.375%,  6/1/2030 23,026
Ziff Davis, Inc., Convertible
3,000 1.750%,  11/1/2026 2,781
84,000 3.625%,  3/1/2028
a,f
79,852
Total 6,703,970
Transportation  0.4%
Air Canada
76,000 3.875%,  8/15/2026
a
73,521
Air Transport Services Group, Inc.,
Convertible
93,000 3.875%,  8/15/2029 88,815
American Airlines Group, Inc.
16,000 3.750%,  3/1/2025
a
15,837
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
111,500 5.500%,  4/20/2026
a,f
111,165
27,253 5.750%,  4/20/2029
a
26,987
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
a,f
31,645
Burlington Northern Santa Fe, LLC
39,000 5.500%,  3/15/2055 39,874
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 71,727
DCLI Bidco , LLC
23,000 7.750%,  11/15/2029
a
23,389
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 80,147
Principal
Amount Long-Term Fixed Income  47.1% Value
Transportation  0.4% - continued
Delta Air Lines, Inc./ SkyMiles IP,
Ltd.
$ 27,027 4.500%,  10/20/2025
a
$ 26,897
ERAC USA Finance, LLC
79,000 3.850%,  11/15/2024
a
78,960
79,000 5.200%,  10/30/2034
a
79,667
JetBlue Airways Corporation,
Convertible
138,000 2.500%,  9/1/2029
a,f
156,925
JetBlue Airways Corporation/
JetBlue Loyalty, LP
47,000 9.875%,  9/20/2031
a
48,841
Mileage Plus Holdings, LLC
62,150 6.500%,  6/20/2027
a
62,763
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 56,026
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
a
28,882
51,000 5.750%,  5/24/2026
a
51,578
39,000 1.700%,  6/15/2026
a
37,053
Rand Parent, LLC
60,000 8.500%,  2/15/2030
a,f
59,868
RXO, Inc.
57,000 7.500%,  11/15/2027
a
58,756
Ryder System, Inc.
46,000 2.850%,  3/1/2027 44,011
Southwest Airlines Company
36,000 5.125%,  6/15/2027 36,279
Southwest Airlines Company,
Convertible
167,000 1.250%,  5/1/2025 168,670
Stena International SA
44,000 7.250%,  1/15/2031
a
45,678
United Airlines, Inc.
51,000 4.375%,  4/15/2026
a
50,119
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
16,549
25,000 6.375%,  2/1/2030
a,f
21,400
Total 1,692,029
U.S. Government & Agencies  6.0%
U.S. Treasury Bonds
200,000 4.250%,  2/15/2054 192,250
2,900,000 4.750%,  11/15/2053 3,024,156
1,490,000 3.250%,  5/15/2042 1,253,928
4,470,000 3.375%,  8/15/2042 3,820,628
U.S. Treasury Notes
1,400,000 4.250%,  12/31/2025 1,399,125
1,990,000 0.500%,  2/28/2026 1,893,842
2,500,000 3.500%,  9/30/2026 2,469,531
590,000 0.500%,  4/30/2027 539,527
1,580,000 1.125%,  2/29/2028 1,432,369
3,500,000 4.125%,  7/31/2028 3,495,352
2,500,000 3.500%,  9/30/2029 2,427,930
870,000 1.375%,  11/15/2031 719,585
1,000,000 4.125%,  11/15/2032 992,422
580,000 3.375%,  5/15/2033 543,297
800,000 4.000%,  2/15/2034 782,750
Total 24,986,692

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Utilities  1.7%
AEP Texas, Inc.
$ 42,000 4.700%,  5/15/2032 $ 40,971
AES Corporation
30,000 7.600%,  1/15/2055
b
31,091
73,000 3.950%,  7/15/2030
a
67,757
Algonquin Power & Utilities
Corporation
75,000 4.750%,  1/18/2082
b
70,232
Alliant Energy Corporation,
Convertible
65,000 3.875%,  3/15/2026 67,405
Alpha Generation, LLC
22,000 6.750%,  10/15/2032
a
22,309
Ameren Corporation
46,000 1.750%,  3/15/2028 41,617
American Electric Power
Company, Inc.
50,000 6.950%,  12/15/2054
b
52,334
38,000 2.300%,  3/1/2030 33,365
20,000 5.625%,  3/1/2033 20,422
American Water Capital
Corporation
57,000 5.450%,  3/1/2054 56,716
American Water Capital
Corporation, Convertible
109,000 3.625%,  6/15/2026 109,708
Arizona Public Service Company
39,000 5.550%,  8/1/2033 39,507
Atmos Energy Corporation
36,000 5.000%,  12/15/2054 33,550
Calpine Corporation
52,000 4.500%,  2/15/2028
a
50,084
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
29,655
17,000 6.700%,  5/15/2055
b
16,962
57,000 1.450%,  6/1/2026 54,117
57,000 2.650%,  6/1/2031 49,430
CenterPoint Energy, Inc.,
Convertible
92,000 4.250%,  8/15/2026 92,644
CMS Energy Corporation,
Convertible
80,000 3.375%,  5/1/2028 84,920
Consolidated Edison Company of
New York, Inc.
117,000 5.700%,  5/15/2054 120,948
Constellation Energy Generation,
LLC
59,000 5.750%,  3/15/2054 59,456
40,000 5.800%,  3/1/2033 41,589
Dominion Energy, Inc.
47,000 6.875%,  2/1/2055
b
49,178
47,000 7.000%,  6/1/2054
b
50,008
46,000 3.375%,  4/1/2030 42,598
DTE Energy Company
63,000 4.220%,  11/1/2024 63,000
36,000 4.875%,  6/1/2028 36,057
Duke Energy Carolinas, LLC
119,000 5.400%,  1/15/2054 118,173
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
45,249
54,000 5.800%,  6/15/2054 54,134
Principal
Amount Long-Term Fixed Income  47.1% Value
Utilities  1.7% - continued
$ 32,000 6.450%,  9/1/2054
b
$ 32,524
96,000 2.450%,  6/1/2030 84,402
40,000 4.500%,  8/15/2032 38,444
43,000 5.750%,  9/15/2033 44,613
Duke Energy Corporation,
Convertible
156,000 4.125%,  4/15/2026 164,424
Duke Energy Ohio, Inc.
39,000 5.550%,  3/15/2054 39,173
Edison International
27,000 7.875%,  6/15/2054
b
28,241
52,000 4.950%,  4/15/2025 51,970
44,000 5.000%,  12/15/2026
b,i
42,825
74,000 5.450%,  6/15/2029 75,248
Enel Finance International NV
80,000 1.625%,  7/12/2026
a
75,839
Entergy Corporation
38,000 1.900%,  6/15/2028 34,360
Evergy , Inc., Convertible
125,000 4.500%,  12/15/2027
a
135,000
Eversource Energy
91,000 4.600%,  7/1/2027 90,604
Exelon Corporation
154,000 5.600%,  3/15/2053 152,885
38,000 4.050%,  4/15/2030 36,469
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
95,881
FirstEnergy Corporation,
Convertible
135,000 4.000%,  5/1/2026 137,565
Georgia Power Company
25,000 4.950%,  5/17/2033 24,931
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
a
40,092
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
a
69,172
MidAmerican Energy Company
158,000 5.300%,  2/1/2055 155,790
National Rural Utilities Cooperative
Finance Corporation
39,000 4.850%,  2/7/2029 39,268
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
b
36,763
67,000 6.750%,  6/15/2054
b
70,158
39,000 6.051%,  3/1/2025 39,127
38,000 2.250%,  6/1/2030 33,090
NextEra Energy Capital Holdings,
Inc., Convertible
64,000 3.000%,  3/1/2027
a
79,392
NextEra Energy Operating
Partners, LP
101,000 3.875%,  10/15/2026
a
97,367
NextEra Energy Partners, LP,
Convertible
194,000 Zero Coupon,  11/15/2025
a,f
180,808
36,000 2.500%,  6/15/2026
a
33,716
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
16,968
32,000 6.950%,  11/30/2054
b
32,791
37,000 2.950%,  9/1/2029 33,994

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.1% Value
Utilities  1.7% - continued
Northern States Power Company/
MN
$ 39,000 5.400%,  3/15/2054 $ 39,289
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
a
46,234
41,000 10.250%,  3/15/2028
a,b,i
45,248
24,000 3.375%,  2/15/2029
a
21,884
30,000 5.250%,  6/15/2029
a
29,316
20,000 6.000%,  2/1/2033
a
19,889
20,000 6.250%,  11/1/2034
a
19,979
NRG Energy, Inc., Convertible
67,000 2.750%,  6/1/2048 147,366
Oncor Electric Delivery Company,
LLC
51,000 5.550%,  6/15/2054
a
51,646
Pacific Gas and Electric Company
39,000 6.750%,  1/15/2053 42,656
76,000 5.550%,  5/15/2029 77,446
80,000 6.950%,  3/15/2034 88,716
PG&E Corporation
16,000 7.375%,  3/15/2055
b
16,527
38,000 5.000%,  7/1/2028 37,063
PG&E Corporation, Convertible
261,000 4.250%,  12/1/2027
a
284,620
Pinnacle West Capital Corporation,
Convertible
47,000 4.750%,  6/15/2027
a
50,313
PPL Capital Funding, Inc.
59,000 5.250%,  9/1/2034 58,532
PPL Capital Funding, Inc.,
Convertible
91,000 2.875%,  3/15/2028 95,004
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 41,507
37,000 1.600%,  8/15/2030 30,853
San Diego Gas & Electric
Company
39,000 5.550%,  4/15/2054 39,366
Sempra
31,000 6.400%,  10/1/2054
b
30,891
72,000 4.875%,  10/15/2025
b,i
71,395
Southern California Edison
Company
77,000 5.450%,  6/1/2031 78,899
19,000 5.950%,  11/1/2032 20,105
Southern Company
50,000 5.700%,  10/15/2032 52,293
85,000 4.850%,  3/15/2035 82,676
29,000 4.000%,  1/15/2051
b
28,389
90,000 3.750%,  9/15/2051
b
86,517
Southern Company, Convertible
174,000 3.875%,  12/15/2025 194,184
82,000 4.500%,  6/15/2027
a
89,585
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
a
58,251
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
a
117,242
TXNM Energy, Inc., Convertible
52,000 5.750%,  6/1/2054
a
56,160
Principal
Amount Long-Term Fixed Income  47.1% Value
Utilities  1.7% - continued
Virginia Electric and Power
Company
$ 54,000 5.350%,  1/15/2054 $ 52,887
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,i
28,760
69,000 7.000%,  12/15/2026
a,b,i
69,583
Vistra Operations Company, LLC
142,000 5.000%,  7/31/2027
a
140,132
WEC Energy Group, Inc.,
Convertible
80,000 4.375%,  6/1/2027
a
86,040
69,000 4.375%,  6/1/2029
a
75,314
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,713
60,000 4.600%,  6/1/2032 57,594
Total 6,893,144
Total Long-Term Fixed Income
(cost $200,790,697) 196,999,293
Shares Common Stock 33.5% Value
Communications Services  2.4%
4,978 Alphabet, Inc., Class A 851,785
19,692 Alphabet, Inc., Class C 3,400,611
3,820 Cogent Communications Holdings 306,631
14,058 Comcast Corporation 613,913
47 Electronic Arts, Inc. 7,090
71 Liberty Media Corporation-Liberty
Formula One Group
k
5,669
5,922 Meta Platforms, Inc. 3,361,209
396 Netflix, Inc.
k
299,388
7,858 QuinStreet , Inc.
k
165,018
15 Tripadvisor , Inc.
k
241
20,874 Verizon Communications, Inc. 879,422
21,668 Warner Brothers Discovery, Inc.
k
176,161
Total 10,067,138
Consumer Discretionary  3.5%
17,440 Amazon.com, Inc.
k
3,250,816
3,789 Aptiv plc
k
215,329
3,652 Best Buy Company, Inc. 330,250
114 Booking Holdings, Inc. 533,093
1,127 Boot Barn Holdings, Inc.
k
140,368
1,981 Brunswick Corporation 157,965
5,493 Champion Homes, Inc.
k
484,647
5,698 Chipotle Mexican Grill, Inc.
k
317,778
4,638 Columbia Sportswear Company 373,220
9,281 Cooper-Standard Holdings, Inc.
k
116,477
1,481 Crocs, Inc.
k
159,681
1,578 D.R. Horton, Inc. 266,682
1,119 Deckers Outdoor Corporation
k
180,036
1,772 DoorDash , Inc.
k
277,672
5,851 eBay, Inc. 336,491
2,533 Expedia Group, Inc.
k
395,933
1,905 Garmin, Ltd. 377,857
939 Grand Canyon Education, Inc.
k
128,746
2,445 Hilton Worldwide Holdings, Inc. 574,208
1,765 Home Depot, Inc. 694,969
2,110 Lowe's Companies, Inc. 552,461
972 Lululemon Athletica , Inc.
k
289,559
1,183 McDonald's Corporation 345,566
3,635 NIKE, Inc. 280,368
69 NVR, Inc.
k
631,544

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  33.5% Value
Consumer Discretionary  3.5% - continued
293 O'Reilly Automotive, Inc.
k
$ 337,870
75 Ross Stores, Inc. 10,479
3,430 SharkNinja , Inc. 316,280
16,125 Sony Group Corporation ADR 283,800
8,735 Stoneridge, Inc.
k
61,058
5,380 Tesla, Inc.
k
1,344,193
1,208 Texas Roadhouse, Inc. 230,873
4,935 Wyndham Hotels & Resorts, Inc. 435,859
7,919 Yum China Holding, Inc. 349,307
Total 14,781,435
Consumer Staples  1.7%
4,476 Altria Group, Inc. 243,763
4,635 BJ's Wholesale Club Holdings,
Inc.
k
392,723
581 Casey's General Stores, Inc. 228,926
4,283 Coca-Cola Company 279,723
485 Colgate-Palmolive Company 45,449
95 Costco Wholesale Corporation 83,047
36,881 Coty, Inc.
k
274,395
1,162 e.l.f . Beauty, Inc.
k
122,300
1,280 J & J Snack Foods Corporation 210,073
2,444 J.M. Smucker Company 277,418
2,319 John B. Sanfilippo & Son, Inc. 191,341
20,098 Kenvue , Inc. 460,847
434 Keurig Dr Pepper, Inc. 14,300
4,277 Lamb Weston Holdings, Inc. 332,280
1,205 Lancaster Colony Corporation 209,188
10,321 Philip Morris International, Inc. 1,369,597
3,015 Pilgrim's Pride Corporation
k
146,047
2,648 Procter & Gamble Company 437,397
6,760 Sysco Corporation 506,662
2,420 Turning Point Brands, Inc. 114,297
3,659 Tyson Foods, Inc. 214,381
14,211 Walmart, Inc. 1,164,591
Total 7,318,745
Energy  1.5%
1,190 Archrock , Inc. 23,824
3,813 Baker Hughes Company 145,199
5,537 ConocoPhillips 606,523
18,503 Devon Energy Corporation 715,696
18,996 Enterprise Products Partners, LP 544,425
2,961 EOG Resources, Inc. 361,123
7,931 Expand Energy Corporation 671,914
11,195 Exxon Mobil Corporation 1,307,352
20,423 Halliburton Company 566,534
1,923 Marathon Petroleum Corporation 279,739
2,331 Matador Resources Company 121,468
3,907 Noble Corporation plc 124,946
21,084 NOV, Inc. 327,013
1,666 Schlumberger NV 66,757
3,549 Shell plc ADR 239,735
5,296 TechnipFMC plc 141,350
407 Williams Companies, Inc. 21,315
Total 6,264,913
Financials  5.0%
1,557 Allstate Corporation 290,412
11,979 Ally Financial, Inc. 419,864
1,142 American Express Company 308,431
4,907 American International Group, Inc. 372,343
1,212 Ameriprise Financial, Inc. 618,484
3,796 Arch Capital Group, Ltd.
k
374,134
Shares Common Stock  33.5% Value
Financials  5.0% - continued
27,315 Bank of America Corporation $ 1,142,313
97 Bank of Marin Bancorp 2,154
4,452 Bank of N.T. Butterfield & Son, Ltd. 162,810
5,127 Bank of New York Mellon
Corporation 386,371
626 Bank OZK 27,388
1,131 Berkshire Hathaway, Inc.
k
509,991
10,362 Bridgewater Bancshares, Inc.
k
151,285
949 Brookline Bancorp, Inc. 10,676
1,788 Brown & Brown, Inc. 187,096
2,731 Capital One Financial Corporation 444,580
756 Cboe Global Markets, Inc. 161,459
161 Central Pacific Financial
Corporation 4,337
8,074 Charles Schwab Corporation 571,881
1,888 Chubb, Ltd. 533,247
773 Citigroup, Inc. 49,603
594 Community Trust Bancorp, Inc. 30,769
2,923 Discover Financial Services 433,861
1,061 Ellington Credit Company 6,939
58 Enterprise Financial Services
Corporation 3,058
13,585 F.N.B. Corporation 196,983
724 Federal Agricultural Mortgage
Corporation 132,687
192 Financial Institutions, Inc. 4,610
164 First Citizens BancShares , Inc./NC 317,725
134 First Mid-Illinois Bancshares, Inc. 5,112
825 Fiserv, Inc.
k
163,268
2,137 Fulton Financial Corporation 38,701
5,152 Glacier Bancorp, Inc. 268,677
467 Great Southern Bancorp, Inc. 26,474
1,436 Hanmi Financial Corporation 32,841
458 Heritage Financial Corporation 10,529
495 Hometrust Bancshares, Inc. 16,409
1,659 Houlihan Lokey , Inc. 286,625
172 Independent Bank Corporation/MI 5,638
6,412 Intercontinental Exchange, Inc. 999,438
7,392 J.P. Morgan Chase & Company 1,640,433
26,622 KeyCorp 459,230
1,658 Kinsale Capital Group, Inc. 709,806
2,700 Marsh & McLennan Companies,
Inc. 589,248
901 Mastercard , Inc. 450,131
5,574 MetLife, Inc. 437,113
1,001 MidWestOne Financial Group, Inc. 28,969
269 Moody's Corporation 122,137
424 MSCI, Inc. 242,189
7,862 Nasdaq, Inc. 581,159
3,010 Northern Trust Corporation 302,565
1,796 OceanFirst Financial Corporation 32,687
930 OFG Bancorp 37,451
4,650 PayPal Holdings, Inc.
k
368,745
87 PNC Financial Services Group,
Inc. 16,380
316 Popular, Inc. 28,197
1,482 Progressive Corporation 359,874
2,925 Prosperity Bancshares, Inc. 214,110
6,963 Radian Group, Inc. 243,078
2,288 RLI Corporation 356,859
409 S&P Global, Inc. 196,467
561 SEI Investments Company 41,940
2,326 Tradeweb Markets, Inc. 295,402
3,035 Triumph Financial, Inc.
k
268,203
141 Truist Financial Corporation 6,070

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  33.5% Value
Financials  5.0% - continued
115 TrustCo Bank Corporation NY $ 3,793
348 U.S. Bancorp 16,812
3,287 Visa, Inc. 952,737
793 Webster Financial Corporation 41,077
20,642 Wells Fargo & Company 1,340,079
6,174 Western Alliance Bancorp 513,739
98 Willis Towers Watson plc 29,615
5,845 Zions Bancorp NA 304,291
Total 20,939,789
Health Care  3.6%
3,200 Abbott Laboratories 362,784
2,119 AbbVie, Inc. 432,001
3,380 Agilent Technologies, Inc. 440,448
714 Align Technology, Inc.
k
146,391
1,500 Amgen, Inc. 480,240
3,310 AMN Healthcare Services, Inc.
k
125,581
11,239 Avantor , Inc.
k
251,416
879 Biogen, Inc.
k
152,946
1,615 Boston Scientific Corporation
k
135,692
345 Chemed Corporation 186,383
1,279 Cigna Group 402,642
2,088 Danaher Corporation 512,938
2,912 Edwards Lifesciences Corporation
k
195,133
1,463 Elevance Health, Inc. 593,627
1,335 Eli Lilly & Company 1,107,703
2,023 Encompass Health Corporation 201,208
5,642 Gilead Sciences, Inc. 501,122
3,154 Haemonetics Corporation
k
224,439
1,590 Humana, Inc. 409,950
694 IDEXX Laboratories, Inc.
k
282,403
1,049 Intuitive Surgical, Inc.
k
528,528
6,262 Johnson & Johnson 1,001,043
2,574 Labcorp Holdings, Inc. 587,567
433 Medpace Holdings, Inc.
k
136,057
5,157 Medtronic plc 460,262
6,239 Merck & Company, Inc. 638,375
189 Mettler -Toledo International, Inc.
k
244,141
647 Molina Healthcare, Inc.
k
207,829
1,528 Neurocrine Biosciences, Inc.
k
183,773
13,258 Option Care Health, Inc.
k
305,464
981 Penumbra, Inc.
k
224,522
1,914 Pfizer, Inc. 54,166
312 Regeneron Pharmaceuticals, Inc.
k
261,518
1,440 Repligen Corporation
k
193,349
6,284 Sanofi SA ADR 332,298
1,443 Sarepta Therapeutics, Inc.
k
181,818
7,789 Stevanato Group SPA 148,069
754 Stryker Corporation 268,635
638 Thermo Fisher Scientific, Inc. 348,552
2,579 Twist Bioscience Corporation
k
104,088
407 UnitedHealth Group, Inc. 229,752
808 Vertex Pharmaceuticals, Inc.
k
384,592
13,006 Viemed Healthcare, Inc.
k
111,201
4,349 Zimmer Biomet Holdings, Inc. 464,995
2,035 Zoetis, Inc. 363,817
Total 15,109,458
Industrials  4.6%
2,946 Advanced Drainage Systems, Inc. 441,547
688 AECOM 73,478
7,295 Air Lease Corporation 323,533
7,928 Amentum Holdings, Inc.
k
235,779
1,692 AMETEK, Inc. 310,211
Shares Common Stock  33.5% Value
Industrials  4.6% - continued
324 Armstrong World Industries, Inc. $ 45,214
1,309 Automatic Data Processing, Inc. 378,615
652 Axon Enterprise, Inc.
k
276,122
1,051 AZEK Company, Inc.
k
46,244
11,261 Badger Infrastructure Solutions,
Ltd. 292,939
3,212 Barrett Business Services, Inc. 116,242
252 Brady Corporation 17,927
1,605 BWX Technologies, Inc. 195,409
1,577 Caterpillar, Inc. 593,267
38,568 CNH Industrial NV 433,119
24,593 CSX Corporation 827,309
4,139 Dayforce , Inc.
f,k
293,662
8,824 Delta Air Lines, Inc. 504,909
5,445 ExlService Holdings, Inc.
k
226,893
1,839 Expeditors International of
Washington, Inc. 218,841
14,189 Fastenal Company 1,109,296
1,799 Ferguson Enterprises, Inc. 353,935
9,173 Flowserve Corporation 482,867
1,782 Fluor Corporation
k
93,163
1,691 General Dynamics Corporation 493,113
231 Graco , Inc. 18,815
5,572 Helios Technologies, Inc. 257,036
2,439 Honeywell International, Inc. 501,654
6,712 Howmet Aerospace, Inc. 669,321
316 IES Holdings, Inc.
k
69,098
1,784 Ingersoll Rand, Inc. 171,264
2,714 Jacobs Solutions, Inc. 381,534
15,536 Janus International Group, Inc.
k
114,345
1,999 JB Hunt Transport Services, Inc. 361,059
4,850 Knight-Swift Transportation
Holdings, Inc. 252,588
2,089 Korn Ferry 147,588
1,985 L3Harris Technologies, Inc. 491,228
1,006 Landstar System, Inc. 176,825
1,088 Lincoln Electric Holdings, Inc. 209,505
1,964 Masco Corporation 156,943
12,588 Masterbrand, Inc.
k
226,080
1,937 Miller Industries, Inc. 127,145
1,179 Moog, Inc. 222,359
631 Northrop Grumman Corporation 321,192
1,386 Old Dominion Freight Line, Inc. 279,030
1,588 Owens Corning, Inc. 280,743
300 Parker-Hannifin Corporation 190,221
1,213 Quanta Services, Inc. 365,877
3,800 Robert Half, Inc. 258,818
930 Rockwell Automation, Inc. 248,040
8,031 Schneider National, Inc. 227,117
493 Simpson Manufacturing Company,
Inc. 88,636
2,534 Tennant Company 221,877
7,015 Timken Company 582,245
1,192 Trane Technologies plc 441,231
7,679 Uber Technologies, Inc.
k
553,272
771 UFP Industries, Inc. 94,324
176 Union Pacific Corporation 40,844
5,461 United Parcel Service, Inc. 732,102
775 United Rentals, Inc. 629,920
1,265 Verisk Analytics, Inc. 347,521
304 Waste Management, Inc. 65,618
3,343 WNS Holdings, Ltd.
k
160,431
Total 19,067,080

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  33.5% Value
Information Technology  7.7%
598 Adobe, Inc.
k
$ 285,892
4,400 Advanced Micro Devices, Inc.
k
633,908
7,701 Amphenol Corporation 516,121
22,907 Apple, Inc. 5,174,920
3,782 Applied Materials, Inc. 686,736
183 Arista Networks, Inc.
k
70,719
1,650 ASGN, Inc.
k
151,965
2,087 Autodesk, Inc.
k
592,291
4,201 Broadcom, Inc. 713,204
1,865 CDW Corporation 351,049
7,314 Ciena Corporation
k
464,512
20,338 Cisco Systems, Inc. 1,113,912
9,066 Cohu , Inc.
k
225,925
1,836 Datadog , Inc.
k
230,308
5,972 DocuSign, Inc.
k
414,337
1,095 Fabrinet
k
263,862
3,581 Fortinet, Inc.
k
281,681
1,257 Guidewire Software, Inc.
k
234,129
575 Insight Enterprises, Inc.
k
100,579
4,716 International Business Machines
Corporation 974,892
5,325 JFrog , Ltd.
k
155,384
321 KLA Corporation 213,860
664 Littelfuse , Inc. 162,434
12,762 Microsoft Corporation 5,185,839
755 MongoDB, Inc.
k
204,152
703 Motorola Solutions, Inc. 315,893
476 NetApp, Inc. 54,888
43,034 NVIDIA Corporation 5,713,194
2,453 ON Semiconductor Corporation
k
172,912
753 Onto Innovation, Inc.
k
149,342
56 Oracle Corporation 9,399
1,033 Plexus Corporation
k
148,855
2,620 Qorvo , Inc.
k
186,701
7,001 QUALCOMM, Inc. 1,139,553
32 RingCentral, Inc.
k
1,152
3,347 Salesforce, Inc. 975,215
13,493 Samsung Electronics Company,
Ltd. 572,926
1,223 ServiceNow , Inc.
k
1,141,047
2,475 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 471,586
2,986 TD SYNNEX Corporation 344,435
8,322 Trimble, Inc.
k
503,481
16,992 TTM Technologies, Inc.
k
381,300
488 Universal Display Corporation 87,996
6,651 Varonis Systems, Inc.
k
335,011
598 VeriSign, Inc.
k
105,750
Total 32,213,247
Materials  1.2%
1,534 Albemarle Corporation
f
145,316
2,766 Ball Corporation 163,885
1,548 Celanese Corporation 195,002
5,896 CF Industries Holdings, Inc. 484,828
4,915 Corteva , Inc. 299,422
11 Eagle Materials, Inc. 3,140
3,703 Eastman Chemical Company 389,148
2,250 Ecolab, Inc. 552,892
2,100 Greif, Inc. 131,124
4,103 Ingevity Corporation
k
171,464
14,268 Ivanhoe Mines, Ltd.
k
188,655
190 Linde plc 86,669
5,582 Nucor Corporation 791,751
Shares Common Stock  33.5% Value
Materials  1.2% - continued
3,459 Olin Corporation $ 141,923
3,727 Steel Dynamics, Inc. 486,373
12,640 Tronox Holdings plc 153,197
1,087 United States Lime & Minerals, Inc. 122,592
1,515 United States Steel Corporation 58,858
3,152 West Fraser Timber Company, Ltd. 284,941
Total 4,851,180
Real Estate  1.0%
3,167 Agree Realty Corporation 235,150
1,430 Alexandria Real Estate Equities,
Inc. 159,516
973 AvalonBay Communities, Inc. 215,627
2,294 CBRE Group, Inc.
k
300,445
4,385 Crown Castle, Inc. 471,344
17,931 Cushman and Wakefield plc
k
242,965
803 EastGroup Properties, Inc. 137,538
382 Equinix , Inc. 346,887
11,753 Essential Properties Realty Trust,
Inc. 372,453
1,082 Extra Space Storage, Inc. 176,691
19,762 Healthcare Realty Trust, Inc. 339,511
141 Innovative Industrial Properties,
Inc. 18,216
211 Kite Realty Group Trust 5,416
7,983 National Storage Affiliates Trust 336,483
1,440 Outfront Media, Inc. 25,574
4,154 Sabra Health Care REIT, Inc. 80,588
2,124 SBA Communications Corporation 487,394
925 STAG Industrial, Inc. 34,484
1,319 Tanger , Inc. 43,830
5,217 Terreno Realty Corporation 312,759
Total 4,342,871
Utilities  1.3%
5,527 Alliant Energy Corporation 331,620
713 American Water Works Company,
Inc. 98,473
370 California Water Service Group 19,225
9,604 CenterPoint Energy, Inc. 283,606
856 Clearway Energy, Inc., Class C 24,293
1,960 Constellation Energy Corporation 515,402
5,265 Duke Energy Corporation 606,897
4,982 Entergy Corporation 771,114
1,637 NextEra Energy Partners, LP
f
31,676
10,527 NiSource, Inc. 370,129
1,339 Northwestern Energy Group, Inc. 71,583
2,769 Portland General Electric
Company 131,251
5,879 Public Service Enterprise Group,
Inc. 525,641
1,840 Spire, Inc. 117,502
11,699 UGI Corporation 279,723
5,244 Vistra Energy Corporation 655,290
6,136 Xcel Energy, Inc. 409,946
Total 5,243,371
Total Common Stock
(cost $96,523,161) 140,199,227

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   12.5% Value
U.S. Affiliated   11.8%
2,534,501 Thrivent Core Emerging Markets
Debt Fund $ 20,833,595
2,634,245 Thrivent Core International Equity
Fund 28,555,219
Total 49,388,814
U.S. Unaffiliated   0.7%
3,692 abrdn Asia-Pacific Income Fund,
Inc. 60,549
11,089 abrdn Income Credit Strategies
Fund 71,968
2,126 abrdn Total Dynamic Dividend
Fund 18,603
7,016 AllianceBernstein Global High
Income Fund, Inc. 76,334
10,327 Allspring Income Opportunities
Fund 70,533
1,303 BlackRock Capital Allocation Term
Trust 20,731
1,273 BlackRock Core Bond Trust 14,805
6,950 BlackRock Corporate High Yield
Fund, Inc. 68,666
8,308 BlackRock Credit Allocation
Income Trust 89,560
713 BlackRock Debt Strategies Fund,
Inc. 7,700
1,429 BlackRock Enhanced Equity
Dividend Trust 12,461
7,514 BlackRock Enhanced Global
Dividend Trust 84,758
4,074 BlackRock Enhanced International
Dividend Trust 22,366
220 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,027
2,353 BlackRock Income Trust, Inc. 27,836
3,211 BlackRock Multi-Sector Income
Trust 47,587
6,079 Blackstone Strategic Credit 2027
Term Fund 74,468
5,801 Cornerstone Strategic Value Fund,
Inc. 46,582
7,017 Eaton Vance Limited Duration
Income Fund 71,433
3,191 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 26,453
274 Invesco Dynamic Credit
Opportunities Fund
h
2,866
4,500 Invesco Senior Loan ETF 94,455
2,670 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
291,003
5,023 iShares Preferred and Income
Securities ETF
f
164,955
12,898 Nuveen Credit Strategies Income
Fund 73,648
5,672 Nuveen Preferred Income
Opportunities Fund 45,603
6,639 PGIM Global High Yield Fund, Inc. 83,718
5,986 PGIM High Yield Bond Fund, Inc. 84,043
2,292 Pimco Dynamic Income Fund 44,717
4,260 PIMCO High Income Fund 21,343
3,088 PIMCO Income Strategy Fund II 23,222
1,959 SPDR S&P Biotech ETF
f
190,082
672 Tri-Continental Corporation 22,001
Shares
Registered Investment
Companies  12.5% Value
U.S. Unaffiliated   0.7%  - continued
675 Vanguard Intermediate-Term
Corporate Bond ETF
f
$ 54,925
3,610 Vanguard Short-Term Corporate
Bond ETF 283,096
5,584 Virtus Convertible & Income Fund 18,874
5,085 Virtus Dividend, Interest &
Premium Strategy Fund 64,020
1,168 Virtus Equity & Convertible Income
Fund 26,782
11,333 Voya Global Equity Dividend &
Premium Opportunity Fund 61,312
1,331 Western Asset Diversified Income
Fund 20,085
17,387 Western Asset High Income
Opportunity Fund, Inc. 68,853
Total 2,656,023
Total Registered Investment
Companies (cost $51,142,935) 52,044,837
Shares
Collateral Held for Securities
Loaned 1.2% Value
4,833,210 Thrivent Cash Management Trust 4,833,210
Total Collateral Held for
Securities Loaned
(cost $4,833,210) 4,833,210
Shares Preferred Stock 0.8% Value
Basic Materials  <0.1%
3,755 Albemarle Corporation,
Convertible, 7.250% 168,036
Total 168,036
Communications Services  0.1%
7,175 AT&T, Inc., 4.750%
i
147,805
3,000 Telephone and Data Systems, Inc.,
6.000%
i
56,220
Total 204,025
Financials  0.6%
2,475 AEGON Funding Company, LLC,
5.100% 53,782
5,200 Allstate Corporation, 5.100%
i
118,404
2,335 Apollo Global Management, Inc.,
Convertible, 6.750% 178,324
2,147 Ares Management Corporation,
Convertible, 6.750%
k
115,079
1,550 Athene Holding, Ltd., 5.625%
i
34,425
4,100 Bank of America Corporation,
4.250%
i
80,196
3,175 Bank of America Corporation,
4.375%
i
63,405
1,575 Bank of America Corporation,
4.750%
i
34,477
3,175 Bank of America Corporation,
5.000%
i
71,406
161 Bank of America Corporation,
Convertible, 7.250%
i
198,835
775 Capital One Financial Corporation,
4.800%
i
15,205
3,050 Capital One Financial Corporation,
5.000%
i
63,165

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  0.8% Value
Financials  0.6% - continued
775 Charles Schwab Corporation,
4.450%
i
$ 16,484
550 Citizens Financial Group, Inc.,
7.375%
i
14,905
2,875 Equitable Holdings, Inc., 5.250%
i
66,096
1,550 Fifth Third Bancorp, 4.950%
i
35,758
1,550 Huntington Bancshares, Inc./OH,
4.500%
i
30,380
4,500 J.P. Morgan Chase & Company,
4.200%
i
90,945
3,175 J.P. Morgan Chase & Company,
4.625%
i
70,104
3,350 J.P. Morgan Chase & Company,
4.750%
i
76,849
775 KeyCorp, 5.650%
i
18,058
3,150 KeyCorp, 6.200%
b,i
78,592
775 MetLife, Inc., 4.750%
i
16,988
2,600 Morgan Stanley, 4.250%
i
50,856
2,290 Morgan Stanley, 5.850%
b,i
57,639
2,800 Morgan Stanley, 7.125%
b,i
70,896
2,875 Public Storage, 4.125%
i
56,580
1,125 Public Storage, 4.625%
i
24,131
300 Public Storage, 4.700%
i
6,600
1,550 Regions Financial Corporation,
4.450%
i
29,745
775 Regions Financial Corporation,
5.700%
b,i
19,484
725 Synovus Financial Corporation,
8.397%
b,i
19,176
1,550 Truist Financial Corporation,
4.750%
i
32,721
2,650 U.S. Bancorp, 4.000%
i
49,767
3,450 Wells Fargo & Company, 4.250%
i
67,103
3,175 Wells Fargo & Company, 4.375%
i
62,897
1,550 Wells Fargo & Company, 4.700%
i
32,380
2,350 Wells Fargo & Company, 4.750%
i
49,256
238 Wells Fargo & Company,
Convertible, 7.500%
i
293,901
Total 2,464,994
Technology  <0.1%
2,422 Hewlett Packard Enterprise
Company, Convertible, 7.625%
k
140,113
Total 140,113
Utilities  0.1%
4,150 CMS Energy Corporation, 4.200%
i
81,672
1,688 NextEra Energy, Inc., Convertible,
6.926% 75,538
4,923 NextEra Energy, Inc., Convertible,
7.299% 260,476
2,750 Southern Company, 4.950% 61,353
Total 479,039
Total Preferred Stock
(cost $3,654,413) 3,456,207
Shares or
Principal
Amount Short-Term Investments 7.7% Value
Federal Home Loan Bank Discount
Notes
700,000 4.910%, 11/8/2024
l,m
$ 699,301
1,300,000 5.085%, 11/13/2024
l,m
1,297,890
100,000 4.675%, 11/15/2024
l,m
99,813
100,000 4.950%, 11/29/2024
l,m
99,638
100,000 4.620%, 12/18/2024
l,m
99,405
100,000 4.545%, 1/8/2025
l,m
99,156
500,000 4.530%, 1/10/2025
l,m
495,656
100,000 4.525%, 1/17/2025
l,m
99,045
Thrivent Core Short-Term Reserve
Fund
2,916,969 5.100% 29,169,688
U.S. Treasury Bills
100,000 4.502%, 1/16/2025
l,n
99,059
Total Short-Term Investments
(cost $32,249,561) 32,258,651
Total Investments (cost
$389,193,977) 102.8% $429,791,425
Other Assets and Liabilities, Net
(2.8%) (11,594,717)
Total Net Assets 100.0% $418,196,708
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $68,500,090 or
16.4% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2024.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of October 31, 2024 was $217,281 or
0.05% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 28,823
Credit Suisse Group AG  11/30/2018 38,508
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 227,382
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of October 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 3,590,142
Common Stock 1,088,651
Total lending $4,678,793
Gross amount payable upon return of
collateral for securities loaned $4,833,210
Net amounts due to counterparty $154,417
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $52,856,257
Gross unrealized depreciation (13,787,786)
Net unrealized appreciation (depreciation) $39,068,471
Cost for federal income tax purposes $389,276,280

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 21,968,016 – 21,968,016 –
Basic Materials 2,200,343 – 2,200,343 –
Capital Goods 5,018,042 – 5,018,042 –
Collateralized Mortgage Obligations 22,105,849 – 21,222,986 882,863
Commercial Mortgage-Backed Securities 1,573,031 – 1,573,031 –
Communications Services 5,939,975 – 5,939,975 –
Consumer Cyclical 8,126,295 – 8,126,295 –
Consumer Non-Cyclical 8,338,757 – 8,338,757 –
Energy 6,439,224 – 6,439,224 –
Financials 21,096,214 – 21,096,214 –
Foreign Government 118,622 – 118,622 –
Mortgage-Backed Securities 53,799,090 – 53,799,090 –
Technology 6,703,970 – 6,703,970 –
Transportation 1,692,029 – 1,692,029 –
U.S. Government & Agencies 24,986,692 – 24,986,692 –
Utilities 6,893,144 – 6,893,144 –
Common Stock
Communications Services 10,067,138 10,067,138 – –
Consumer Discretionary 14,781,435 14,781,435 – –
Consumer Staples 7,318,745 7,318,745 – –
Energy 6,264,913 6,264,913 – –
Financials 20,939,789 20,939,789 – –
Health Care 15,109,458 15,109,458 – –
Industrials 19,067,080 18,774,141 292,939 –
Information Technology 32,213,247 31,640,321 572,926 –
Materials 4,851,180 4,662,525 188,655 –
Real Estate 4,342,871 4,342,871 – –
Utilities 5,243,371 5,243,371 – –
Preferred Stock
Basic Materials 168,036 168,036 – –
Communications Services 204,025 204,025 – –
Financials 2,464,994 2,464,994 – –
Technology 140,113 140,113 – –
Utilities 479,039 479,039 – –
Registered Investment Companies
U.S. Unaffiliated 2,656,023 2,653,157 – 2,866
Short-Term Investments 3,088,963 – 3,088,963 –
Subtotal Investments in Securities $346,399,713 $145,254,071 $200,259,913 $885,729
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 49,388,814
Affiliated Short-Term Investments 29,169,688
Collateral Held for Securities Loaned 4,833,210
Subtotal Other Investments $83,391,712
Total Investments at Value $429,791,425
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Balanced Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 295,071 278,104 16,967 –
Total Asset Derivatives $295,071 $278,104 $16,967 $–
Liability Derivatives
Futures Contracts 1,707,867 1,707,867 – –
Total Rate of Return Swaps 33,617 – 33,617 –
Credit Default Swaps 261 – 261 –
Total Liability Derivatives $1,741,745 $1,707,867 $33,878 $–
The following table presents Balanced Income Plus Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling
$3,055,404 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 December 2024 $ 2,285,993 ( $ 76,618)
CBOT 2-Yr. U.S. Treasury Note 128 December 2024 26,575,116 (214,116)
CBOT 5-Yr. U.S. Treasury Note 49 December 2024 5,380,718 (126,234)
CBOT U.S. Long Bond 11 December 2024 1,372,625 (74,969)
CME E-mini S&P 500 Index 24 December 2024 6,798,502 87,698
CME Ultra Long Term U.S. Treasury Bond 57 December 2024 7,643,955 (483,330)
ICE mini MSCI EAFE Index 51 December 2024 6,193,979 (200,969)
ICE US mini MSCI Emerging Markets Index 78 December 2024 4,279,277 114,073
Total Futures Long Contracts $ 60,530,165 ( $ 974,465)
CME E-mini Russell 2000 Index (83) December 2024 ( $ 8,936,664) ( $ 229,026)
CME E-mini S&P Mid-Cap 400 Index (40) December 2024 (12,151,795) (302,605)
CME Euro Foreign Exchange Currency (33) December 2024 (4,568,458) 76,333
Eurex Euro STOXX 50 Index (84) December 2024 (4,441,145) 16,967
Total Futures Short Contracts ( $ 30,098,062) ($438,331)
Total Futures Contracts $ 30,432,103 ($1,412,796)

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Balanced Income Plus Fund's credit default swap contracts held as of October 31, 2024. Investments totaling
$99,059 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 43, 5 Year, at 5.00%, Quarterly Buy 12/20/2029 $ 915,000 $ – ( $ 261) ( $ 261)
Total Credit Default Swaps $– ($261) ($261)
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Balanced Income Plus Fund's total rate of return swap contracts held as of October 31, 2024.
Total Rate of
Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 400,478 ( $ 33,617) $ – ( $ 33,617)
Total Rate of Return Swaps ( $ 33,617) $ – ($33,617)
# Payment made on Termination Date

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

nk
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Balanced Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 76,333
Total Foreign Exchange Contracts 76,333
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 218,738
Total Equity Contracts 218,738
Total Asset Derivatives $295,071
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 732,600
Total Rate of Return Swaps Net Assets - Distributable earnings/(accumulated loss) 33,617
Total Equity Contracts 766,217
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 975,267
Total Interest Rate Contracts 975,267
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 261
Total Credit Contracts 261
Total Liability Derivatives $1,741,745
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 153,252
Total Interest Rate Contracts 153,252
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 892,674
Total Rate of Return Swaps Net realized gains/(losses) on Swap agreements 5,272
Total Equity Contracts 897,946
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (51,763)
Total Foreign Exchange Contracts (51,763)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (97,400)
Total Credit Contracts (97,400)
Total $902,035

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 23,930
Total Foreign Exchange Contracts 23,930
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,274,657)
Total Rate of Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (33,617)
Total Equity Contracts (1,308,274)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,320,859
Total Interest Rate Contracts 1,320,859
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (13,977)
Total Credit Contracts (13,977)
Total $22,538
The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $20,415,658
Futures - Short (24,497,155)
Total Rate of Return Swaps - Short (6,872)
Interest Rate Contracts
Futures - Long 33,477,558
Foreign Exchange Contracts
Futures - Short (4,368,298)
Credit Contracts
Credit Default Swaps - Buy Protection (55,461)

Balanced Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $18,474 $1,228 $1,300 $20,834 2,535 5.0%
Core International Equity 25,028 982 2,100 28,555 2,634 6.8
Total U.S. Affiliated Registered Investment
Companies 43,502 49,389 11.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% 33,220 160,024 164,074 29,170 2,917 7.0
Total Affiliated Short-Term Investments 33,220 29,170 7.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,488 78,185 76,840 4,833 4,833 1.2
Total Collateral Held for Securities Loaned 3,488 4,833 1.2
Total Value $80,210 $83,392
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($276) $2,708 $– $1,228
Core International Equity 70 4,575 – 982
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% – – – 1,971
Total Income/Non Cash Income from Affiliated Investments $4,181
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total ($206) $7,283 $–

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 80.0% Value
Communications Services  5.3%
189,826 Alphabet, Inc., Class C $ 32,781,052
19,668 Altice USA, Inc.
a
47,793
8,134 AMC Networks, Inc.
a
65,885
558,233 Auto Trader Group plc
b
6,027,550
4,811 Bandwidth, Inc.
a
93,815
1,066 CAR Group, Ltd. 26,257
66,995 Cargurus, Inc.
a
2,078,185
2,847 Cogeco Communications, Inc. 143,439
131,744 Comcast Corporation 5,753,260
31,489 E.W. Scripps Company
a
105,646
5,115 Electronic Arts, Inc. 771,598
2,607 Entravision Communications
Corporation 6,048
19,800 Fuji Media Holdings, Inc. 223,828
241,000 HKT Trust and HKT, Ltd. 299,492
14,188 iHeartMedia, Inc.
a
28,092
44,640 Imax Corporation
a
1,084,752
17,447 Integral Ad Science Holding
Corporation
a
206,572
10,235 Ipsos SA 502,598
9,883 Iridium Communications, Inc. 289,868
96,700 KDDI Corporation 3,015,048
10,075 Liberty Global, Ltd., Class A
a
199,586
7,620 Liberty Latin America, Ltd., Class
A
a
74,600
1,373 Liberty Media Corporation-Liberty
Live Group
a
80,128
16,320 Lumen Technologies, Inc.
a
104,285
9,199 Magnite, Inc.
a
114,804
50,570 Meta Platforms, Inc. 28,702,521
198,290 MFE-MediaForEurope NV 648,792
59,634 MONY Group plc 144,425
7,645 New York Times Company 426,897
69,100 Nintendo Company, Ltd. 3,650,068
3,784,600 Nippon Telegraph and Telephone
Corporation 3,651,517
1,818 Omnicom Group, Inc. 183,618
43,099 Pinterest, Inc.
a
1,370,117
23,284 QuinStreet, Inc.
a
488,964
6,983 Scout24 SE
b
603,228
2,077 Sinclair, Inc. 35,870
7,867 Sirius XM Holdings, Inc.
c
209,734
27,300 SoftBank Group Corporation 1,627,585
6,200 TBS Holdings, Inc. 152,574
2,251 TechTarget, Inc.
a
65,155
5,080 Telephone and Data Systems, Inc. 151,130
445,562 Telstra Corporation, Ltd. 1,115,428
1,870 TKO Group Holdings, Inc.
a
218,360
15,630 Trade Desk, Inc.
a
1,878,882
56,000 TV Asahi Holdings Corporation 728,877
201,127 Verizon Communications, Inc. 8,473,481
1,192,597 Vodafone Group plc 1,109,020
254,068 Warner Brothers Discovery, Inc.
a
2,065,573
Total 111,825,997
Consumer Discretionary  9.1%
4,676 Adidas AG 1,119,860
137 Adient plc
a
2,676
134,759 Amazon.com, Inc.
a
25,119,078
18,639 American Axle & Manufacturing
Holdings, Inc.
a
105,310
13,622 American Eagle Outfitters, Inc. 266,855
44,432 Aptiv plc
a
2,525,071
3,231 Aramark 122,229
44,483 Aristocrat Leisure, Ltd. 1,789,976
Shares Common Stock  80.0% Value
Consumer Discretionary  9.1% - continued
3,422 Autoliv, Inc. $ 317,835
3,251 Bath & Body Works, Inc. 92,263
9,620 Bayerische Motoren Werke AG 758,402
9,033 Berkeley Group Holdings plc 515,470
46,412 Best Buy Company, Inc. 4,197,037
1,171 Booking Holdings, Inc. 5,475,889
7,203 Boot Barn Holdings, Inc.
a
897,134
8,931 BorgWarner, Inc. 300,350
4,730 Breville Group, Ltd. 98,315
2,900 Bridgestone Corporation 103,342
2,314 Bright Horizons Family Solutions,
Inc.
a
308,850
1,719 Carvana Company
a
425,126
192 Cavco Industries, Inc.
a
78,681
20,342 Champion Homes, Inc.
a
1,794,775
12,081 Cheesecake Factory, Inc. 558,384
12,170 Chewy, Inc.
a
328,225
93,102 Chipotle Mexican Grill, Inc.
a
5,192,299
28,245 Columbia Sportswear Company 2,272,875
15,516 Compagnie Financiere Richemont
SA 2,259,137
66,588 Compagnie Generale des
Etablissements Michelin SCA 2,250,374
241,067 Compass Group plc 7,829,039
20,612 D.R. Horton, Inc. 3,483,428
13,935 Dana, Inc. 106,881
585 Darden Restaurants, Inc. 93,612
7,708 Deckers Outdoor Corporation
a
1,240,140
7,462 Dollarama, Inc. 776,507
31,366 DoorDash, Inc.
a
4,915,052
916 Dorman Products, Inc.
a
104,451
79,408 eBay, Inc. 4,566,754
1,803 Etsy, Inc.
a
92,746
32,234 Expedia Group, Inc.
a
5,038,497
2,600 Fast Retailing Company, Ltd. 831,276
18,094 Ferrari NV 8,637,508
2,557 Ford Motor Company 26,312
2,279 Fox Factory Holding Corporation
a
82,021
497 Frontdoor, Inc.
a
24,696
14,750 Gap, Inc. 306,357
25,737 Gentex Corporation 780,088
5,194 Goodyear Tire & Rubber
Company
a
41,604
5,592 Grand Canyon Education, Inc.
a
766,719
1,740 Group 1 Automotive, Inc. 633,917
2,189 H&R Block, Inc. 130,749
20,377 Hanesbrands, Inc.
a
141,620
2,919 Hasbro, Inc. 191,574
39,300 Heiwa Corporation 536,667
914 Hermes International SCA 2,077,294
3,559 Hilton Worldwide Holdings, Inc. 835,831
19,894 Home Depot, Inc. 7,833,262
135,400 Honda Motor Company, Ltd. 1,361,733
24,838 Industria de Diseno Textil SA 1,416,129
2,751 Installed Building Products, Inc. 596,692
21,099 InterContinental Hotels Group plc 2,327,181
13,649 JB Hi-Fi, Ltd. 732,434
82 KB Home 6,437
11,543 Latham Group, Inc.
a
75,029
19,813 Laureate Education, Inc. 340,387
1,680 LCI Industries 186,950
7,939 Lear Corporation 760,239
2,623 Leggett & Platt, Inc. 31,476
1,502 Lennar Corporation 255,791
12,168 LKQ Corporation 447,661

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  80.0% Value
Consumer Discretionary  9.1% - continued
229,998 Lottery Corporation, Ltd. $ 751,513
21,987 Lowe's Companies, Inc. 5,756,856
3,325 Lululemon Athletica, Inc.
a
990,518
7,940 LVMH Moet Hennessy Louis
Vuitton SE 5,285,815
342 M/I Homes, Inc.
a
51,844
5,598 Mattel, Inc.
a
114,087
21,617 Mercedes-Benz Group AG 1,313,246
6,456 Modine Manufacturing Company
a
760,323
2,951 Mohawk Industries, Inc.
a
396,231
32,475 Next plc 4,108,583
46,274 NIKE, Inc. 3,569,114
120 NVR, Inc.
a
1,098,337
375 OneSpaWorld Holdings, Ltd. 6,566
9,368 Pandora AS 1,416,406
5,818 Patrick Industries, Inc. 732,952
33,145 Pirelli & C. SPA
b
181,115
3,237 Pool Corporation 1,170,629
6,524 Premier Investments, Ltd. 143,566
236 PVH Corporation 23,237
73,284 Qurate Retail, Inc.
a
39,163
480 Ralph Lauren Corporation 95,006
2,916 Revolve Group, Inc.
a
72,375
14,322 Ross Stores, Inc. 2,001,070
15,000 Sekisui Chemical Company, Ltd. 211,694
96,400 Sekisui House, Ltd. 2,328,211
5,165 Service Corporation International/
US 421,722
20,763 SharkNinja, Inc. 1,914,556
17,217 Six Flags Entertainment
Corporation 678,522
270,700 Sony Group Corporation 4,763,648
168,120 Sony Group Corporation ADR 2,958,912
16,742 Stellantis NV 229,404
2,240 Steven Madden, Ltd. 100,733
2,660 Stitch Fix, Inc.
a
8,392
31,355 Stoneridge, Inc.
a
219,171
1,567 Strategic Education, Inc. 136,266
9,577 Tapestry, Inc. 454,429
36,667 Tesla, Inc.
a
9,161,250
6,011 Texas Roadhouse, Inc. 1,148,822
330 TopBuild Corporation
a
116,615
273,000 Toyota Motor Corporation 4,703,898
3,626 Travel + Leisure Company 173,359
561 Ulta Beauty, Inc.
a
206,998
3,560 Upbound Group, Inc. 104,094
2,399 Valvoline, Inc.
a
96,632
13,441 VF Corporation 278,363
1,255 Visteon Corporation
a
113,264
15,041 Wesfarmers, Ltd. 661,668
52 Wingstop, Inc. 14,960
63,060 Wyndham Hotels & Resorts, Inc. 5,569,459
62,900 Yamada Holdings Company, Ltd. 180,617
100,219 Yum China Holding, Inc. 4,420,660
Total 191,393,430
Consumer Staples  4.0%
10,053 AAK AB 288,589
4,000 Ain Holdings, Inc. 132,099
58,306 Alimentation Couche-Tard, Inc. 3,040,614
1,914 Anheuser-Busch InBev NV 113,484
13,600 Arcs Company, Ltd. 225,657
4,095 BellRing Brands, Inc.
a
269,574
2,755 Carlsberg AS 304,465
824 Casey's General Stores, Inc. 324,672
Shares Common Stock  80.0% Value
Consumer Staples  4.0% - continued
16,786 Coca-Cola European Partners plc $ 1,275,736
50,778 Coles Group, Ltd. 586,053
384,627 Coty, Inc.
a
2,861,625
36,717 Danone SA 2,623,006
12,522 e.l.f. Beauty, Inc.
a
1,317,940
64,044 Imperial Brands plc 1,932,733
16,944 J & J Snack Foods Corporation 2,780,849
32,361 J.M. Smucker Company 3,673,297
73,400 Japan Tobacco, Inc. 2,049,141
231,331 Kenvue, Inc. 5,304,420
1,199 Kimberly-Clark Corporation 160,882
148,646 Koninklijke Ahold Delhaize NV 4,900,808
5,454 Kroger Company 304,170
53,292 Lamb Weston Holdings, Inc. 4,140,255
5,002 Lancaster Colony Corporation 868,347
18,740 Loblaw Companies, Ltd. 2,369,368
6,945 L'Oreal SA 2,605,556
8,280 McCormick & Company, Inc. 647,827
22,791 Metro, Inc./CN 1,353,530
34,992 Nestle SA 3,306,487
78,261 Philip Morris International, Inc. 10,385,235
308 PriceSmart, Inc. 25,589
86,085 Sysco Corporation 6,452,071
328,951 Tesco plc 1,452,548
1,491 Tyson Foods, Inc. 87,358
33,385 Unilever plc 2,036,564
2,649 US Foods Holding Corporation
a
163,311
152,456 Walmart, Inc. 12,493,769
343 WD-40 Company 89,890
Total 82,947,519
Energy  3.8%
39,022 Archrock, Inc. 781,220
23,915 Baker Hughes Company 910,683
111,562 Canadian Natural Resources, Ltd. 3,793,917
329 Cenovus Energy, Inc. 5,291
58,344 ConocoPhillips 6,391,002
30,694 Coterra Energy, Inc. 734,200
125,888 Devon Energy Corporation 4,869,348
67,681 Enbridge, Inc. 2,733,781
409,000 Eneos Holdings, Inc. 2,063,221
2,375 Eni SPA 36,179
219,364 Enterprise Products Partners, LP 6,286,972
8,481 Expand Energy Corporation 718,510
6,625 Expro Group Holdings NV
a
84,469
101,676 Exxon Mobil Corporation 11,873,723
1,948 Gulfport Energy Corporation
a
269,681
245,899 Halliburton Company 6,821,238
13,391 Hess Midstream, LP 463,998
13,478 Imperial Oil, Ltd. 1,005,756
2,733 Kodiak Gas Services, Inc. 87,128
14,273 Koninklijke Vopak NV 657,966
21,447 Marathon Petroleum Corporation 3,119,895
20,146 Matador Resources Company 1,049,808
19,242 Noble Corporation plc 615,359
10,159 Ovintiv, Inc. 398,233
3,690 Par Pacific Holdings, Inc.
a
57,011
4,380 Phillips 66 533,572
27,692 Santos, Ltd. 123,198
443,461 Shell plc 14,806,059
37,022 Shell plc ADR 2,500,836
4,822 SM Energy Company 202,379
3,740 Solaris Energy Infrastructure, Inc. 49,144
83,382 Suncor Energy, Inc. 3,147,598
222 Targa Resources Corporation 37,065

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  80.0% Value
Energy  3.8% - continued
71,231 TechnipFMC plc $ 1,901,155
1,106 Williams Companies, Inc. 57,921
Total 79,187,516
Financials  13.9%
1,908 1st Source Corporation 113,011
35,296 AB Industrivarden, Class A 1,217,385
60,231 AGNC Investment Corporation 560,751
34,871 Allianz SE 10,977,565
25,142 Allstate Corporation 4,689,486
2,160 Amalgamated Financial
Corporation 71,636
14,453 American Express Company 3,903,466
51,165 American International Group, Inc. 3,882,400
8,059 Ameriprise Financial, Inc. 4,112,508
743 Ameris Bancorp 46,059
811 AMERISAFE, Inc. 43,835
8,678 Annaly Capital Management, Inc. 164,969
3,278 Arthur J. Gallagher & Company 921,774
4,363 Artisan Partners Asset
Management, Inc. 192,408
9,065 Associated Banc-Corp 215,203
1,284 Assurant, Inc. 246,143
1,606 Assured Guaranty, Ltd. 134,037
890 Atlantic Union Bankshares
Corporation 33,642
108,691 Australia and New Zealand
Banking Group, Ltd. 2,215,172
614 Axis Capital Holdings, Ltd. 48,052
2,276 Axos Financial, Inc.
a
154,131
7,107 Azimut Holding SPA 175,788
2,165 Banca Generali SPA 95,943
296,642 Banca Monte dei Paschi di Siena
SPA 1,627,974
451,290 Banco Bilbao Vizcaya Argentaria
SA 4,492,441
528,969 Banco Santander SA 2,584,219
67,682 Bank Leumi Le-Israel BM 687,617
246,186 Bank of America Corporation 10,295,499
161 Bank of Hawaii Corporation 11,629
23,318 Bank of Montreal 2,124,888
67,188 Bank of New York Mellon
Corporation 5,063,288
39,407 Bank of Nova Scotia 2,029,007
6,240 Bank OZK 273,000
1,717 BankFinancial Corporation 20,930
4,400 BankUnited, Inc. 155,496
1,466 Bar Harbor Bankshares 47,132
179,125 Barclays plc 549,111
552 BayCom Corporation 13,717
3,227 BCB Bancorp, Inc. 39,176
3,369 Berkshire Hills Bancorp, Inc. 91,738
3,008 Block, Inc.
a
217,539
22,923 Blue Owl Capital, Inc. 512,558
101,973 BNP Paribas SA 6,964,139
164 BOK Financial Corporation 17,422
87,256 BPER Banca SPA 531,266
2,653 Brighthouse Financial, Inc.
a
125,487
1,730 BrightSpire Capital, Inc. 10,518
7,593 Brookfield Corporation 402,622
13,521 Brookline Bancorp, Inc. 152,111
9,587 Brown & Brown, Inc. 1,003,184
3,080 Business First Bancshares, Inc. 80,665
3,061 Byline Bancorp, Inc. 82,372
2,989 Cadence Bank 99,922
Shares Common Stock  80.0% Value
Financials  13.9% - continued
224 Camden National Corporation $ 9,397
23,343 Canadian Imperial Bank of
Commerce 1,460,415
200 Capital City Bank Group, Inc. 7,000
32,583 Capital One Financial Corporation 5,304,187
7,841 Capitol Federal Financial, Inc. 50,535
30,448 Carlyle Group, Inc. 1,523,313
398 Cathay General Bancorp 18,300
1,899 Cboe Global Markets, Inc. 405,569
94,872 Charles Schwab Corporation 6,719,784
19,695 Chubb, Ltd. 5,562,656
4,661 Cincinnati Financial Corporation 656,409
1,695 Citizens Financial Group, Inc. 71,393
2,977 CNB Financial Corporation 75,556
4,529 CNO Financial Group, Inc. 155,798
7,425 Columbia Banking System, Inc. 211,687
2,424 Comerica, Inc. 154,433
2,200 Commerce Bancshares, Inc. 137,500
44,532 Commonwealth Bank of Australia 4,153,685
298 Community Financial System, Inc. 18,220
2,734 Community Trust Bancorp, Inc. 141,621
1,377 ConnectOne Bancorp, Inc. 33,378
246,159 Credit Agricole SA 3,773,144
1,103 Cullen/Frost Bankers, Inc. 140,467
3,535 Customers Bancorp, Inc.
a
163,070
1,212 CVB Financial Corporation 23,549
251,700 Daiwa Securities Group, Inc. 1,646,693
185,850 DBS Group Holdings, Ltd. 5,388,685
34,847 Deutsche Boerse AG 8,094,192
32,281 Discover Financial Services 4,791,469
157,696 DNB Bank ASA 3,267,932
3,166 Eagle Bancorp, Inc. 82,981
3,303 East West Bancorp, Inc. 322,009
758 Employers Holdings, Inc. 36,930
1,576 Enova International, Inc.
a
136,970
244 Enterprise Bancorp, Inc./MA 7,835
2,107 Enterprise Financial Services
Corporation 111,081
15,058 Equitable Holdings, Inc. 682,730
1,542 Equity Bancshares, Inc. 65,520
6,345 EXOR NV 670,153
13,778 F.N.B. Corporation 199,781
15,088 Federated Hermes, Inc. 605,481
4,289 Fidelity National Information
Services, Inc. 384,852
3,550 Fifth Third Bancorp 155,064
2,552 Financial Institutions, Inc. 61,274
610 First American Financial
Corporation 39,132
1,568 First Bancorp/Puerto Rico 30,231
4,408 First Bancshares, Inc. 147,536
4,105 First Busey Corporation 99,793
1,768 First Citizens BancShares, Inc./NC 3,425,235
4,985 First Financial Bancorp 127,516
1,472 First Financial Bankshares, Inc. 53,198
1,794 First Financial Corporation 77,070
1,161 First Foundation, Inc. 7,814
914 First Hawaiian, Inc. 22,612
19,029 First Horizon Corporation 329,773
1,722 First Internet Bancorp 60,218
2,624 First Interstate BancSystem, Inc. 80,819
3,303 First Merchants Corporation 122,376
2,114 First Mid-Illinois Bancshares, Inc. 80,649
4,821 First of Long Island Corporation 60,624
2,156 Flagstar Financial, Inc.
c
21,819

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  80.0% Value
Financials  13.9% - continued
3,898 Flushing Financial Corporation $ 61,101
11,649 Fulton Financial Corporation 210,963
13,912 Glacier Bancorp, Inc. 725,511
2,859 Global Payments, Inc. 296,507
44,688 Great-West Lifeco, Inc. 1,499,496
1,346 Green Dot Corporation
a
15,291
13,580 Groupe Bruxelles Lambert SA 981,218
7,307 Hamilton Lane, Inc. 1,312,629
3,469 Hancock Whitney Corporation 180,666
3,651 Hanmi Financial Corporation 83,498
892 Hanover Insurance Group, Inc. 132,310
551 HarborOne Bancorp, Inc. 6,540
5,089 Hartford Financial Services Group,
Inc. 562,029
1,937 Heartland Financial USA, Inc. 115,252
1,848 Heritage Commerce Corporation 17,944
3,585 Heritage Financial Corporation 82,419
2,685 Home BancShares, Inc. 73,274
1,894 Hometrust Bancshares, Inc. 62,786
7,977 Hope Bancorp, Inc. 98,835
388 Horace Mann Educators
Corporation 14,449
6,337 Horizon Bancorp, Inc. 101,519
10,607 Houlihan Lokey, Inc. 1,832,571
128,901 HSBC Holdings plc 1,183,063
6,310 Huntington Bancshares, Inc./OH 98,373
9,231 iA Financial Corporation, Inc. 752,084
14,853 IG Group Holdings plc 171,860
2,049 Independent Bank Corporation/MA 128,882
2,363 Independent Bank Corporation/MI 77,459
282,731 Insurance Australia Group, Ltd. 1,388,335
24,925 Intercontinental Exchange, Inc. 3,885,060
93 International Bancshares
Corporation 5,697
10,406 Invesco, Ltd. 180,440
451 Investar Holding Corporation 9,412
231,752 Investor AB, Class B 6,559,523
62,553 J.P. Morgan Chase & Company 13,881,762
12,900 Jack Henry & Associates, Inc. 2,346,897
16,724 Janus Henderson Group plc 690,868
1,200 Japan Post Bank Company, Ltd. 10,718
297,300 Japan Post Holdings Company,
Ltd. 2,742,917
1,261 Jefferies Financial Group, Inc. 80,679
10,705 Kearny Financial Corporation/MD 74,828
300,375 KeyCorp 5,181,469
4,288 Kinsale Capital Group, Inc. 1,835,736
6,930 Laurentian Bank of Canada 129,805
1,306 LendingTree, Inc.
a
74,481
5,954 M&T Bank Corporation 1,159,125
3,880 Macquarie Group, Ltd. 587,222
217,049 Man Group plc 555,474
109,972 Manulife Financial Corporation 3,212,239
1,112 MarketAxess Holdings, Inc. 321,835
8,935 Marsh & McLennan Companies,
Inc. 1,949,974
4,027 Mediobanca SPA 66,434
3,271 Mercantile Bank Corporation 140,195
58,131 MetLife, Inc. 4,558,633
1,417 Metropolitan Bank Holding
Corporation
a
75,810
11,980 MFA Financial, Inc. 147,234
58,928 MGIC Investment Corporation 1,475,557
917 Mid Penn Bancorp, Inc. 28,968
4,659 Midland States Bancorp, Inc. 115,590
Shares Common Stock  80.0% Value
Financials  13.9% - continued
2,133 MidWestOne Financial Group, Inc. $ 61,729
264,400 Mitsubishi HC Capital, Inc. 1,770,486
250,700 Mitsubishi UFJ Financial Group,
Inc. 2,642,439
163,400 Mizuho Financial Group, Inc. 3,393,982
827 Morningstar, Inc. 271,297
5,560 Mr. Cooper Group, Inc.
a
492,338
15,100 MS and AD Insurance Group
Holdings, Inc. 334,002
2,467 MSCI, Inc. 1,409,150
267 MVB Financial Corporation 5,070
12,319 Nasdaq, Inc. 910,620
93,029 National Australia Bank, Ltd. 2,357,826
8,546 National Bank of Canada 815,103
65 Nelnet, Inc. 7,326
20,641 NMI Holdings, Inc.
a
798,394
288,700 Nomura Holdings, Inc. 1,480,426
62,914 Nordea Bank Abp 736,533
13,825 Northern Trust Corporation 1,389,689
4,985 Northfield Bancorp, Inc. 58,673
6,944 Northwest Bancshares, Inc. 92,286
8,331 OceanFirst Financial Corporation 151,624
4,470 OFG Bancorp 180,007
5,365 Old National Bancorp 103,330
3,804 Old Republic International
Corporation 132,874
5,500 Old Second Bancorp, Inc. 90,310
5,953 OneMain Holdings, Inc. 295,686
548 Orrstown Financial Services, Inc. 20,517
782 Palomar Holdings, Inc.
a
70,200
9,577 Paragon Banking Group plc 84,715
72 Park National Corporation 12,440
59,387 PayPal Holdings, Inc.
a
4,709,389
1,073 PCB Bancorp 20,140
859 PennyMac Financial Services, Inc. 85,625
3,911 Peoples Bancorp, Inc./OH 120,381
1,380 Pinnacle Financial Partners, Inc. 145,521
17,922 Plus500, Ltd. 541,228
3,768 Popular, Inc. 336,219
53,656 Power Corporation of Canada 1,695,982
1,508 Principal Financial Group, Inc. 124,259
1,645 Prosperity Bancshares, Inc. 120,414
2,064 Prudential Financial, Inc. 252,799
48,473 QBE Insurance Group, Ltd. 547,265
7,887 Radian Group, Inc. 275,335
3,918 Regions Financial Corporation 93,523
422 Reinsurance Group of America,
Inc. 89,076
7,836 Rithm Capital Corporation 82,983
3,872 RLI Corporation 603,916
39,637 Royal Bank of Canada 4,793,676
10,386 SEI Investments Company 776,457
5,917 Selective Insurance Group, Inc. 537,382
631 ServisFirst Bancshares, Inc. 52,461
4,167 Shore Bancshares, Inc. 60,588
570 Simmons First National
Corporation 13,224
51,100 Singapore Exchange, Ltd. 437,876
1,204 Skyward Specialty Insurance
Group, Inc.
a
53,229
70,622 Societe Generale SA 2,028,366
20,100 Sompo Holdings, Inc. 430,926
603 Southern Missouri Bancorp, Inc. 35,758
2,511 Southside Bancshares, Inc. 81,356
1,317 SouthState Corporation 128,447

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  80.0% Value
Financials  13.9% - continued
772 Stellar Bancorp, Inc. $ 21,014
5,000 StepStone Group, Inc. 300,650
592 Stifel Financial Corporation 61,343
159,000 Sumitomo Mitsui Financial Group,
Inc. 3,373,112
165,986 Svenska Handelsbanken AB 1,724,701
6,097 Svolder AB 34,462
24,194 Swedbank AB 490,909
2,552 Synovus Financial Corporation 127,268
9,555 Texas Capital Bancshares, Inc.
a
735,257
9,227 TMX Group, Ltd. 288,205
34,300 Tokio Marine Holdings, Inc. 1,235,354
53,550 Toronto-Dominion Bank 2,960,278
26,395 TPG, Inc. 1,786,414
15,820 Tradeweb Markets, Inc. 2,009,140
13,582 Triumph Financial, Inc.
a
1,200,241
2,336 TrustCo Bank Corporation NY 77,041
25,824 U.S. Bancorp 1,247,557
61,816 UBS Group AG 1,890,827
663 UMB Financial Corporation 72,751
1,850 United Bankshares, Inc. 69,708
1,201 United Community Banks, Inc. 34,180
2,918 Univest Financial Corporation 81,208
5,444 Unum Group 349,396
14,847 Valley National Bancorp 140,601
11,899 Virtu Financial, Inc. 368,393
35,629 Visa, Inc. 10,327,066
5,098 Voya Financial, Inc. 409,369
406 WaFd, Inc. 13,796
657 Walker & Dunlop, Inc. 71,856
8,166 Webster Financial Corporation 422,999
186,332 Wells Fargo & Company 12,096,673
1,269 Wendel SA 126,122
3,048 Westamerica Bancorporation 157,033
9,843 Western Alliance Bancorp 819,036
20,177 Western Union Company 217,105
116,803 Westpac Banking Corporation 2,453,067
316 Willis Towers Watson plc 95,492
8,371 Wintrust Financial Corporation 970,115
9,588 Worldline SA
a,b
67,964
511 WSFS Financial Corporation 25,126
7,338 Zions Bancorp NA 382,016
2,853 Zurich Insurance Group AG 1,682,144
Total 291,802,452
Health Care  9.3%
2,378 ACELYRIN, Inc.
a
13,507
721 ADMA Biologics, Inc.
a
11,759
3,198 Agilent Technologies, Inc. 416,731
1,567 Agios Pharmaceuticals, Inc.
a
69,622
17,306 Amgen, Inc. 5,540,689
1,458 Anika Therapeutics, Inc.
a
24,946
3,798 Arcellx, Inc.
a
320,057
2,109 Argenx SE ADR
a
1,236,507
387 Arvinas, Inc.
a
10,228
3,186 Ascendis Pharma AS ADR
a
391,305
75,902 AstraZeneca plc 10,800,431
915 Astria Therapeutics, Inc.
a
10,230
180,370 Avantor, Inc.
a
4,034,877
13,446 Baxter International, Inc. 480,022
9,890 Biogen, Inc.
a
1,720,860
5,920 Bio-Techne Corporation 436,600
613 Bruker Corporation 34,702
5,178 CareDx, Inc.
a
114,589
6,811 Caribou Biosciences, Inc.
a
13,350
Shares Common Stock  80.0% Value
Health Care  9.3% - continued
1,483 Castle Biosciences, Inc.
a
$ 51,416
5,382 Cencora, Inc. 1,227,527
4,099 Centene Corporation
a
255,204
459 Charles River Laboratories
International, Inc.
a
81,968
3,231 Chemed Corporation 1,745,515
13,338 Cigna Group 4,198,936
2,333 Cochlear, Ltd. 431,927
6,717 Cooper Companies, Inc.
a
703,136
762 CRISPR Therapeutics AG
a,c
35,349
19,258 CSL, Ltd. 3,615,782
22,900 Daiichi Sankyo Company, Ltd. 745,355
17,729 Danaher Corporation 4,355,306
3,345 Definitive Healthcare Corporation
a
13,882
8,310 Denali Therapeutics, Inc.
a
215,728
21,147 Dentsply Sirona, Inc. 489,976
19,005 Dexcom, Inc.
a
1,339,472
160 Doximity, Inc.
a
6,678
5,461 Editas Medicine, Inc.
a
15,837
40,496 Elanco Animal Health, Inc.
a
511,869
15,252 Elevance Health, Inc. 6,188,651
11,984 Eli Lilly & Company 9,943,604
529 Enanta Pharmaceuticals, Inc.
a
5,949
18,560 Encompass Health Corporation 1,845,978
6,479 Erasca, Inc.
a
16,781
519 Exelixis, Inc.
a
17,231
7,981 Fate Therapeutics, Inc.
a
18,915
58,842 Gilead Sciences, Inc. 5,226,346
28,948 Globus Medical, Inc.
a
2,128,836
7,950 GoodRx Holdings, Inc.
a
48,654
8,927 Haemonetics Corporation
a
635,245
1,763 Health Catalyst, Inc.
a
13,698
10,902 HealthEquity, Inc.
a
929,395
7,008 Henry Schein, Inc.
a
492,172
23,000 Hoya Corporation 3,077,263
10,385 Humana, Inc. 2,677,565
3,847 ICON plc
a
854,457
3,991 IDEXX Laboratories, Inc.
a
1,624,018
326 Illumina, Inc.
a
46,990
3,575 Inspire Medical Systems, Inc.
a
697,268
1,931 Intellia Therapeutics, Inc.
a
27,459
13,307 Intuitive Surgical, Inc.
a
6,704,599
1,679 IQVIA Holding, Inc.
a
345,572
528 iTeos Therapeutics, Inc.
a
4,462
65,092 Johnson & Johnson 10,405,607
2,572 Kura Oncology, Inc.
a
43,004
666 Kymera Therapeutics, Inc.
a
30,749
32,409 Labcorp Holdings, Inc. 7,398,002
4,629 Laboratorios Farmaceuticos ROVI
SA 393,234
9,549 Legend Biotech Corporation ADR
a
429,896
74 Ligand Pharmaceuticals, Inc.
a
7,822
35 Medpace Holdings, Inc.
a
10,998
37,948 Medtronic plc 3,386,859
65,067 Merck & Company, Inc. 6,657,655
393 Mettler-Toledo International, Inc.
a
507,658
8,230 Molina Healthcare, Inc.
a
2,643,641
2,413 Myriad Genetics, Inc.
a
52,989
6,259 Natera, Inc.
a
757,089
414 Neurocrine Biosciences, Inc.
a
49,792
137,979 Novartis AG 14,971,588
57,119 Novo Nordisk AS 6,406,753
2,324 Novocure, Ltd.
a
35,278
24,895 Option Care Health, Inc.
a
573,581
5,100 Otsuka Holdings Company, Ltd. 308,095

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  80.0% Value
Health Care  9.3% - continued
16,734 Paragon 28, Inc.
a
$ 88,690
4,061 Penumbra, Inc.
a
929,441
485 Phibro Animal Health Corporation 11,213
1,128 Prestige Consumer Healthcare,
Inc.
a
83,190
2,311 Pro Medicus, Ltd. 292,746
3,025 Prothena Corporation plc
a
51,425
2,489 PTC Therapeutics, Inc.
a
99,361
866 QIAGEN NV 36,459
1,109 Quest Diagnostics, Inc. 171,706
77,979 Recordati SPA 4,424,372
3,988 Regeneron Pharmaceuticals, Inc.
a
3,342,742
14,892 Relay Therapeutics, Inc.
a
83,916
13,721 Repligen Corporation
a
1,842,319
28,855 Roche Holding AG, Participation
Certificates 8,942,266
4,786 Rocket Pharmaceuticals, Inc.
a
79,687
31,767 Royalty Pharma plc 857,709
12,176 RxSight, Inc.
a
616,836
2,276 Sage Therapeutics, Inc.
a
13,838
70,475 Sanofi SA ADR 3,726,718
7,657 Sarepta Therapeutics, Inc.
a
964,782
44,745 scPharmaceuticals, Inc.
a
185,692
605 Siegfried Holding AG 790,278
6,413 Sonova Holding AG 2,346,758
2,497 STERIS plc 553,959
30,148 Stevanato Group SPA 573,113
152,000 Takeda Pharmaceutical Company,
Ltd. 4,240,985
1,442 Teleflex, Inc. 289,929
766 Tenet Healthcare Corporation
a
118,745
27,400 Terumo Corporation 521,841
4,500 Toho Holdings Company, Ltd. 133,946
14,802 Twist Bioscience Corporation
a
597,409
6,885 Veeva Systems, Inc.
a
1,437,795
15,984 Vericel Corporation
a
703,935
6,767 Viatris, Inc. 78,497
1,853 West Pharmaceutical Services,
Inc. 570,594
4,318 Xencor, Inc.
a
90,721
2,744 Xenon Pharmaceuticals, Inc.
a
112,806
1,757 Zentalis Pharmaceuticals, Inc.
a
4,797
45,373 Zimmer Biomet Holdings, Inc. 4,851,281
25,892 Zoetis, Inc. 4,628,972
Total 193,854,742
Industrials  11.0%
5,244 A.O. Smith Corporation 393,824
6,141 AAR Corporation
a
360,477
145,366 ABB, Ltd. 8,078,154
770 ABM Industries, Inc. 40,856
36 Acuity Brands, Inc. 10,825
9,321 Advanced Drainage Systems, Inc. 1,397,031
12,554 AECOM 1,340,767
6,871 Aena SME SA
b
1,522,750
6,638 AGCO Corporation 662,738
7,889 Alfa Laval AB 349,244
2,207 Allison Transmission Holdings, Inc. 235,840
41,700 Amada Company, Ltd. 410,950
82,685 Amentum Holdings, Inc.
a
2,459,052
2,128 AMETEK, Inc. 390,148
1,793 Applied Industrial Technologies,
Inc. 415,241
2,169 Arcosa, Inc. 203,105
5,060 Armstrong World Industries, Inc. 706,123
Shares Common Stock  80.0% Value
Industrials  11.0% - continued
171,945 Assa Abloy AB $ 5,385,789
277,162 Atlas Copco AB, Class A 4,574,120
18,682 Atlas Copco AB, Class B 271,631
22,985 Atmus Filtration Technologies, Inc. 895,036
89,867 Aurizon Holdings, Ltd. 199,259
9,847 AZEK Company, Inc.
a
433,268
24,731 Badger Infrastructure Solutions,
Ltd. 643,342
14,056 Barnes Group, Inc. 657,259
6,933 Beacon Roofing Supply, Inc.
a
638,321
3,307 Booz Allen Hamilton Holding
Corporation 600,750
9,407 Brady Corporation 669,214
67,603 Brambles, Ltd. 813,939
19,035 BWX Technologies, Inc. 2,317,511
12 CACI International, Inc.
a
6,631
23,652 Canadian National Railway
Company 2,554,012
7,750 Canadian Pacific Kansas City, Ltd. 597,858
1,613 Carlisle Companies, Inc. 681,057
6,221 Casella Waste Systems, Inc.
a
608,911
18,425 Caterpillar, Inc. 6,931,485
16,310 CECO Environmental Corporation
a
388,178
501,500 CK Hutchison Holdings, Ltd. 2,637,453
5,439 Clean Harbors, Inc.
a
1,257,823
402,244 CNH Industrial NV 4,517,200
382,600 ComfortDelGro Corporation, Ltd. 424,353
29,121 Compagnie de Saint-Gobain SA 2,640,833
11,063 Computershare, Ltd. 191,251
7,900 COMSYS Holdings Corporation 165,751
978 CSW Industrials, Inc. 345,332
114,654 CSX Corporation 3,856,961
2,033 Cummins, Inc. 668,816
772 Curtiss-Wright Corporation 266,309
19,000 Dai Nippon Printing Company, Ltd. 329,771
1,700 Daikin Industries, Ltd. 204,096
92,035 Delta Air Lines, Inc. 5,266,243
2,778 DNOW, Inc.
a
32,864
5,522 Donaldson Company, Inc. 403,990
36 Dover Corporation 6,816
23,566 Eiffage SA 2,193,372
3,483 EMCOR Group, Inc. 1,553,662
20,394 Enerpac Tool Group Corporation 899,783
116 ESCO Technologies, Inc. 14,563
66,531 ExlService Holdings, Inc.
a
2,772,347
59,115 Experian plc 2,885,172
96,789 Fastenal Company 7,566,964
2,705 Ferguson Enterprises, Inc. 532,182
136,382 Flowserve Corporation 7,179,148
5,700 Fujikura, Ltd. 209,494
19,303 General Dynamics Corporation 5,628,948
14,817 Graco, Inc. 1,206,845
806 Griffon Corporation 50,681
16,164 Helios Technologies, Inc. 745,645
517 Herc Holdings, Inc. 108,125
15,129 Hexcel Corporation 887,921
102,500 Hitachi, Ltd. 2,575,298
25,436 Honeywell International, Inc. 5,231,676
28,568 Howmet Aerospace, Inc. 2,848,801
1,936 IDEX Corporation 415,543
2,175 IES Holdings, Inc.
a
475,596
43,500 Inaba Denki Sangyo Company,
Ltd. 1,091,062
2,584 Ingersoll Rand, Inc. 248,064
2,199 Interface, Inc. 38,417

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  80.0% Value
Industrials  11.0% - continued
2,548 Intertek Group plc $ 152,961
20,800 ITOCHU Corporation 1,028,931
3,741 ITT Corporation 524,189
28,313 Jacobs Solutions, Inc. 3,980,242
51,450 Janus International Group, Inc.
a
378,672
35,200 Jardine Matheson Holdings, Ltd. 1,355,200
25,295 JB Hunt Transport Services, Inc. 4,568,783
12,100 Kawasaki Kisen Kaisha, Ltd. 167,150
2,941 Kirby Corporation
a
337,509
10,000 Komatsu, Ltd. 258,853
10,068 Korn Ferry 711,304
4,391 Kratos Defense & Security
Solutions, Inc.
a
99,764
20,710 L3Harris Technologies, Inc. 5,125,104
2,408 Landstar System, Inc. 423,254
48,336 Legrand SA 5,455,603
1,481 Leidos Holdings, Inc. 271,260
43,127 Logista Integral SA 1,321,305
2,586 ManpowerGroup, Inc. 162,530
5,654 Masco Corporation 451,811
40,542 Masterbrand, Inc.
a
728,134
14,600 MEITEC Group Holdings, Inc. 279,784
135,200 Mitsubishi Corporation 2,473,359
58,900 Mitsubishi Heavy Industries, Ltd. 831,488
60,000 Mitsubishi Logistics Corporation 402,230
39,600 Mitsui & Company, Ltd. 807,351
11,499 MSC Industrial Direct Company,
Inc. 909,226
25,578 Mueller Water Products, Inc. 552,229
8,500 Nippon Express Holdings, Inc. 419,067
3,700 Nishimatsu Construction
Company, Ltd. 124,118
20,100 Nitto Kogyo Corporation 388,226
8,060 Northrop Grumman Corporation 4,102,701
21,743 nVent Electric plc 1,621,376
6,450 Old Dominion Freight Line, Inc. 1,298,514
2,224 Otis Worldwide Corporation 218,397
5,186 Owens Corning, Inc. 916,833
2,283 PACCAR, Inc. 238,071
794 Parker-Hannifin Corporation 503,452
12,241 Pentair plc 1,213,328
41,964 Qube Holdings, Ltd. 102,348
31,100 Recruit Holdings Company, Ltd. 1,899,045
7,013 Regal Rexnord Corporation 1,167,945
145,575 RELX plc 6,676,065
1,064 Republic Services, Inc. 210,672
11,388 Robert Half, Inc. 775,637
3,461 Rockwell Automation, Inc. 923,083
1,619 Rush Enterprises, Inc. 91,603
11,128 Russel Metals, Inc. 309,859
3,555 Saia, Inc.
a
1,737,009
2,700 Sankyu, Inc. 93,783
21,805 Schneider Electric SE 5,648,551
11,545 Schneider National, Inc. 326,493
67,600 Secom Company, Ltd. 2,404,053
3,726 Siemens AG 724,892
2,486 Simpson Manufacturing Company,
Inc. 446,958
4,101 SkyWest, Inc.
a
390,415
41,700 Sojitz Corporation 852,212
7,672 SS&C Technologies Holdings, Inc. 536,503
97,900 Sumitomo Corporation 2,065,339
126,500 Techtronic Industries Company,
Ltd. 1,829,879
264 Tetra Tech, Inc. 12,904
Shares Common Stock  80.0% Value
Industrials  11.0% - continued
13,416 Thomson Reuters Corporation $ 2,196,029
7,102 Timken Company 589,466
77,100 TOPPAN Holdings, Inc. 2,255,272
13,439 Toromont Industries, Ltd. 1,187,199
11,400 Toyota Industries Corporation 790,271
1,504 Trane Technologies plc 556,721
375 TransDigm Group, Inc. 488,362
13,780 TransUnion 1,395,914
35,272 Trelleborg AB 1,173,328
53,400 Tsubakimoto Chain Company 672,363
95,310 Uber Technologies, Inc.
a
6,867,085
2,192 UFP Industries, Inc. 268,169
66 UniFirst Corporation/MA 11,867
16,067 United Airlines Holdings, Inc.
a
1,257,403
62,017 United Parcel Service, Inc. 8,313,999
336 United Rentals, Inc. 273,101
1,363 Verisk Analytics, Inc. 374,443
4,351 Verra Mobility Corporation
a
112,995
1,057 Wabtec Corporation 198,695
8,618 Waste Connections, Inc. 1,523,231
2,302 Watsco, Inc. 1,088,869
22,221 Werner Enterprises, Inc. 819,733
17,373 WNS Holdings, Ltd.
a
833,730
17,218 Wolters Kluwer NV 2,894,062
1,755 WSP Global, Inc. 313,690
201,400 Yangzijiang Shipbuilding Holdings,
Ltd. 391,279
9,100 Yuasa Trading Company, Ltd. 276,664
27,830 Zigup plc 126,901
Total 230,698,265
Information Technology  14.6%
1,378 A10 Networks, Inc. 20,188
3,684 ACI Worldwide, Inc.
a
181,253
55,793 Advanced Micro Devices, Inc.
a
8,038,098
22,100 Advantest Corporation 1,279,582
7,294 Agilysys, Inc.
a
729,692
1,932 Ambarella, Inc.
a
108,559
33,927 Amphenol Corporation 2,273,788
152,412 Apple, Inc. 34,431,395
34,194 Applied Materials, Inc. 6,208,947
467 AppLovin Corporation
a
79,105
3,675 Arista Networks, Inc.
a
1,420,167
6,589 ASGN, Inc.
a
606,847
4,261 ASM International NV 2,379,796
14,094 ASML Holding NV 9,487,105
927 Atlassian Corporation
a
174,777
1,463 Autodesk, Inc.
a
415,199
199 Box, Inc.
a
6,320
26,711 Broadcom, Inc. 4,534,726
24,377 CDW Corporation 4,588,483
18,122 Check Point Software
Technologies, Ltd.
a
3,138,912
154,333 Cisco Systems, Inc. 8,452,818
4,115 Clearwater Analytics Holdings,
Inc.
a
107,443
9,159 Coherent Corporation
a
846,658
2,318 CommScope Holding Company,
Inc.
a
15,600
5,096 CommVault Systems, Inc.
a
795,944
569 Consensus Cloud Solutions, Inc.
a
12,620
1,194 Constellation Software, Inc./
Canada 3,600,857
2,754 Credo Technology Group Holding,
Ltd.
a
103,826

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  80.0% Value
Information Technology  14.6% - continued
4,128 CrowdStrike Holdings, Inc.
a
$ 1,225,479
6,035 CyberArk Software, Ltd.
a
1,668,798
841 Datadog, Inc.
a
105,495
6,907 Descartes Systems Group, Inc.
a
717,845
6,600 DISCO Corporation 1,877,930
49 DocuSign, Inc.
a
3,400
5,617 Dolby Laboratories, Inc. 409,479
23,835 Dynatrace Holdings, LLC
a
1,282,323
317 Elastic NV
a
25,433
1,392 F5, Inc.
a
325,561
4,268 Fabrinet
a
1,028,460
9,102 Flex, Ltd.
a
315,566
45,606 Fortinet, Inc.
a
3,587,368
16,000 FUJIFILM Holdings NPV 380,613
34,100 Fujitsu, Ltd. 655,601
2,705 Gartner, Inc.
a
1,359,262
33,143 Gitlab, Inc.
a
1,781,436
5,023 Globant SA
a
1,054,277
15,543 Guidewire Software, Inc.
a
2,895,039
48,853 Halma plc 1,560,651
2,634 HubSpot, Inc.
a
1,461,317
53,208 International Business Machines
Corporation 10,999,158
909 IPG Photonics Corporation
a
73,593
1,574 Itron, Inc.
a
175,910
3,606 Jabil, Inc. 443,863
55,479 JFrog, Ltd.
a
1,618,877
4,200 Keyence Corporation 1,895,937
3,468 Keysight Technologies, Inc.
a
516,767
25,804 Knowles Corporation
a
446,925
259,100 Kyocera Corporation 2,627,717
15,836 Lam Research Corporation 1,177,407
5,400 Lasertec Corporation 732,757
39,144 Lattice Semiconductor
Corporation
a
1,983,035
3,487 Littelfuse, Inc. 853,025
16,174 Marvell Technology, Inc. 1,295,699
93,987 Microsoft Corporation 38,191,617
473 MicroStrategy, Inc.
a
115,648
11,705 MKS Instruments, Inc. 1,162,658
4,653 MongoDB, Inc.
a
1,258,171
2,307 Monolithic Power Systems, Inc. 1,751,705
997 Motorola Solutions, Inc. 448,002
60,300 Murata Manufacturing Company,
Ltd. 1,053,508
4,160 Napco Security Technologies, Inc. 160,077
1,387 nCino, Inc.
a
51,735
25,600 NEC Corporation 2,178,314
5,060 NetApp, Inc. 583,469
11,600 Nippon Electric Glass Company,
Ltd. 263,978
10,400 Nomura Research Institute, Ltd. 311,099
625 Nova, Ltd.
a
117,535
9,500 NS Solutions Corporation 240,378
7,900 NSD Company, Ltd. 170,624
29,500 NTT Data Group Corporation 466,697
318,627 NVIDIA Corporation 42,300,921
2,174 Okta, Inc.
a
156,289
3,000 Olo, Inc.
a
15,030
3,733 Onto Innovation, Inc.
a
740,366
7,100 Otsuka Corporation 159,349
165 PC Connection, Inc. 10,502
17,049 PDF Solutions, Inc.
a
482,828
451 Procore Technologies, Inc.
a
29,608
11,007 PTC, Inc.
a
2,039,927
Shares Common Stock  80.0% Value
Information Technology  14.6% - continued
4,890 Q2 Holdings, Inc.
a
$ 413,987
77,020 QUALCOMM, Inc. 12,536,545
8,500 Rakus Company, Ltd. 113,656
80,100 Renesas Electronics Corporation 1,073,206
25,900 Rorze Corporation 377,480
26,895 Salesforce, Inc. 7,836,396
140,705 Samsung Electronics Company,
Ltd. 5,974,474
26,662 SAP SE 6,225,172
5,100 SCREEN Holdings Company, Ltd. 325,588
26,500 SCSK Corporation 494,482
11,391 ServiceNow, Inc.
a
10,627,689
13,283 Shopify, Inc.
a
1,038,863
6,349 Silicon Laboratories, Inc.
a
659,407
6,617 SolarWinds Corporation 86,550
2,281 Synopsys, Inc.
a
1,171,544
25,808 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 4,917,456
34,786 TD SYNNEX Corporation 4,012,565
3,136 TE Connectivity plc 462,309
59,824 Technology One, Ltd. 953,472
649 Teledyne Technologies, Inc.
a
295,503
2,437 Tenable Holdings, Inc.
a
96,530
19,200 Tokyo Electron, Ltd. 2,825,339
39,862 Trimble, Inc.
a
2,411,651
26,120 TTM Technologies, Inc.
a
586,133
2,129 Tyler Technologies, Inc.
a
1,289,301
17,289 Varonis Systems, Inc.
a
870,847
2,913 VeriSign, Inc.
a
515,135
1,040 Viavi Solutions, Inc.
a
9,589
9,341 Vontier Corporation 346,364
5,890 Western Digital Corporation
a
384,676
1,249 Wisetech Global, Ltd. 95,896
9,400 Workiva, Inc.
a
749,744
1,151 Xerox Holdings Corporation 9,404
Total 306,847,696
Materials  4.0%
68,659 Acerinox SA 629,129
23,706 Agnico Eagle Mines, Ltd. 2,046,172
26,032 Air Liquide SA 4,667,568
11,692 Alcoa Corporation 468,732
2,463 Allegheny Technologies, Inc.
a
129,825
1,807 AptarGroup, Inc. 303,413
87,100 Asahi Kasei Corporation 600,876
6,035 Avient Corporation 281,291
48,914 Axalta Coating Systems, Ltd.
a
1,854,819
756 Balchem Corporation 126,501
29,363 Barrick Gold Corporation 567,500
750 Berry Plastics Group, Inc. 52,838
183,796 BHP Group, Ltd. 5,106,313
27,451 BlueScope Steel, Ltd. 364,778
12,727 Buzzi SPA 498,615
10,198 CCL Industries, Inc. 594,880
5,670 Celanese Corporation 714,250
70,345 CF Industries Holdings, Inc. 5,784,469
15,478 Chemours Company 281,080
51,283 Corteva, Inc. 3,124,160
41,733 Deterra Royalties, Ltd. 100,965
3,892 DuPont de Nemours, Inc. 322,997
1,796 Eagle Materials, Inc. 512,686
48,464 Eastman Chemical Company 5,093,082
13,865 Element Solutions, Inc. 375,742
14,267 Evonik Industries AG 314,433

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  80.0% Value
Materials  4.0% - continued
44,184 Evraz plc
a,d
$ 6
20,677 Fortescue, Ltd. 258,934
1,579 Givaudan SA 7,496,225
206,930 Glencore plc 1,085,280
106,503 Granges AB 1,258,340
978 Greif, Inc. 61,066
22,656 Hecla Mining Company 147,037
8,961 Heidelberg Materials AG 986,956
47,375 Hexpol AB 450,491
75,798 Holcim AG 7,443,418
1,669 Huntsman Corporation 36,718
3,528 Ingevity Corporation
a
147,435
2,994 Innospec, Inc. 322,693
319 International Flavors & Fragrances,
Inc. 31,718
2,348 Kaiser Aluminum Corporation 174,362
119,680 Kinross Gold Corporation 1,206,374
4,767 Knife River Corporation
a
463,924
1,798 Koppers Holdings, Inc. 61,150
42,100 Kyoei Steel, Ltd. 477,389
445 LyondellBasell Industries NV 38,648
2,293 Martin Marietta Materials, Inc. 1,358,236
2,469 Minerals Technologies, Inc. 185,891
59,200 Mitsubishi Chemical Group
Corporation 319,449
14,122 Mosaic Company 377,905
17,100 Nitto Denko Corporation 281,359
64,182 Northern Star Resources, Ltd. 744,791
70,211 Nucor Corporation 9,958,728
3,378 O-I Glass, Inc.
a
37,530
8,987 Orica, Ltd. 102,083
4,831 Orion SA 72,417
65 Packaging Corporation of America 14,881
71,585 Perseus Mining, Ltd. 133,838
1,480 PPG Industries, Inc. 184,275
2,213 Radius Recycling, Inc. 35,828
989 Ranpak Holdings Corporation
a
6,013
42,623 Rio Tinto plc 2,754,656
23,824 Rio Tinto, Ltd. 1,870,597
246 Royal Gold, Inc. 35,931
7,859 RPM International, Inc. 998,957
1,935 Sensient Technologies Corporation 146,054
64,000 Shin-Etsu Chemical Company, Ltd. 2,345,214
4,696 Sonoco Products Company 246,634
147,597 SSAB AB, Class A 710,154
1,045 Steel Dynamics, Inc. 136,373
1,006 Stepan Company 72,774
14,767 Summit Materials, Inc.
a
700,103
1,224 Symrise AG 147,285
16,300 Taiyo Holdings Company, Ltd. 430,290
5,624 Teck Resources, Ltd. 261,460
36,500 Toagosei Company, Ltd. 372,390
10,389 Trinseo plc 47,997
20,246 Tronox Holdings plc 245,382
5,860 United States Steel Corporation 227,661
937 Vidrala SA 101,318
2,403 Vulcan Materials Company 658,254
7,605 West Fraser Timber Company, Ltd. 687,492
8,777 Yara International ASA 263,944
Total 84,339,422
Real Estate  2.3%
9,659 Agree Realty Corporation 717,181
13,801 AvalonBay Communities, Inc. 3,058,440
32,825 British Land Company plc 168,917
Shares Common Stock  80.0% Value
Real Estate  2.3% - continued
2,662 Brixmor Property Group, Inc. $ 71,741
4,230 Broadstone Net Lease, Inc. 74,406
41,368 CBRE Group, Inc.
a
5,417,967
41,300 City Developments, Ltd. 161,863
34,500 CK Asset Holdings, Ltd. 141,035
29,503 Compass, Inc.
a
187,344
15,403 CoStar Group, Inc.
a
1,121,184
53,418 Crown Castle, Inc. 5,741,901
3,109 CTO Realty Growth, Inc. 60,159
7,939 Cushman and Wakefield plc
a
107,574
927 DiamondRock Hospitality
Company 7,944
12,039 Diversified Healthcare Trust 42,979
16,427 Douglas Elliman, Inc.
a
33,018
5,321 EastGroup Properties, Inc. 911,381
13,620 EPR Properties 617,939
4,886 Equinix, Inc. 4,436,879
42,506 Equity Commonwealth
a
841,194
44,646 Essential Properties Realty Trust,
Inc. 1,414,832
1,071 Essex Property Trust, Inc. 304,014
4,182 First Industrial Realty Trust, Inc. 219,513
8,944 Four Corners Property Trust, Inc. 246,497
5,517 Getty Realty Corporation 173,179
9,007 Goodman Group 215,082
263,567 Healthcare Realty Trust, Inc. 4,528,081
275,000 Henderson Land Development
Company, Ltd. 881,838
50,400 Hongkong Land Holdings, Ltd. 216,095
2,163 Howard Hughes Holdings, Inc.
a
164,475
15,790 Independence Realty Trust, Inc. 309,800
11,550 Industrial Logistics Properties Trust 40,829
706 Innovative Industrial Properties,
Inc. 91,208
1,974 InvenTrust Properties Corporation 58,134
16,735 Invitation Homes, Inc. 525,646
151,400 Link REIT 705,436
12,000 Mitsubishi Estate Company, Ltd. 177,456
14,256 National Storage Affiliates Trust 600,890
510 NET Lease Office Properties 15,320
20,318 NetSTREIT Corporation 314,929
17,370 Outfront Media, Inc. 308,491
19,779 Pebblebrook Hotel Trust 236,952
3,485 Plymouth Industrial REIT, Inc. 70,815
10,995 PSP Swiss Property AG 1,561,400
1,304 RE/MAX Holdings, Inc.
a
15,961
8,691 Rexford Industrial Realty, Inc. 372,757
1,592 RMR Group, Inc. 38,320
81,200 Sabra Health Care REIT, Inc. 1,575,280
2,354 Safehold, Inc. 50,093
3,559 SBA Communications Corporation 816,684
3,767 Simon Property Group, Inc. 637,075
33,385 STAG Industrial, Inc. 1,244,593
4,502 Sun Communities, Inc. 597,325
190,500 Sun Hung Kai Properties, Ltd. 2,062,727
21,322 Tanger, Inc. 708,530
11,355 Terreno Realty Corporation 680,732
24,310 Uniti Group, Inc. 123,252
17,637 Vonovia SE 578,242
53,000 Wharf Real Estate Investment
Company, Ltd. 159,349
11,260 Zillow Group, Inc., Class A
a
653,643
7,800 Zillow Group, Inc., Class C
a
468,702
Total 48,085,223

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  80.0% Value
Utilities  2.7%
115,783 A2A SPA $ 264,662
11,618 ACEA SPA 220,145
25,525 AES Corporation 420,907
22,284 AGL Energy, Ltd. 153,002
11,737 Alliant Energy Corporation 704,220
518 American States Water Company 42,714
6,219 American Water Works Company,
Inc. 858,906
239,255 APA Group 1,095,487
20,407 ATCO, Ltd. 708,203
3,647 Black Hills Corporation 215,866
7,177 Brookfield Infrastructure
Corporation 294,831
1,261 California Water Service Group 65,521
58,694 Canadian Utilities, Ltd. 1,502,813
22,079 Clearway Energy, Inc., Class A 588,184
22,244 Clearway Energy, Inc., Class C 631,285
22,777 Constellation Energy Corporation 5,989,440
51,190 Contact Energy, Ltd. 262,822
5,385 DTE Energy Company 668,925
54,920 Duke Energy Corporation 6,330,628
79,273 E.ON SE 1,069,794
210,802 Enel SPA 1,598,737
206,905 Engie SA 3,468,037
51,958 Entergy Corporation 8,042,059
5,615 Eversource Energy 369,748
152,465 Fortum Oyj 2,251,102
22,840 Hawaiian Electric Industries, Inc.
a
234,567
35,319 Hydro One, Ltd. 1,137,179
359,117 Italgas SPA 2,203,039
47,267 NextEra Energy Partners, LP
c
914,616
27,291 NiSource, Inc. 959,552
94,568 Origin Energy, Ltd. 597,110
61,313 Public Service Enterprise Group,
Inc. 5,481,995
22,335 TransAlta Corporation 233,560
3,464 TXNM Energy, Inc. 150,823
59,400 UGI Corporation 1,420,254
41,946 Vistra Energy Corporation 5,241,572
12,857 Xcel Energy, Inc. 858,976
Total 57,251,281
Total Common Stock
(cost $1,255,771,749) 1,678,233,543
Shares
Registered Investment
Companies   5.5% Value
U.S. Affiliated   4.6%
5,834,035 Thrivent Core Emerging Markets
Equity Fund 57,231,881
3,495,141 Thrivent Core Small Cap Value
Fund 40,613,544
Total 97,845,425
U.S. Unaffiliated   0.9%
8,894 Invesco QQQ Trust Series 1 4,303,362
20,288 SPDR S&P 500 ETF Trust 11,536,568
25,593 SPDR S&P Biotech ETF
c
2,483,289
Total 18,323,219
Total Registered Investment
Companies (cost $102,803,427) 116,168,644
Shares
Collateral Held for Securities
Loaned 0.2% Value
3,116,230 Thrivent Cash Management Trust $ 3,116,230
Total Collateral Held for
Securities Loaned
(cost $3,116,230) 3,116,230
Shares Preferred Stock 0.1% Value
Consumer Discretionary  0.1%
1,877 Bayerische Motoren Werke AG 138,123
3,288 Dr. Ing. h.c. F. Porsche AG
b
231,345
19,696 Porsche Automobil Holding SE 818,235
6,614 Volkswagen AG 641,972
Total 1,829,675
Consumer Staples  <0.1%
6,097 Henkel AG & Company KGaA 527,957
Total 527,957
Total Preferred Stock
(cost $2,477,182) 2,357,632
Shares or
Principal
Amount Short-Term Investments 14.5% Value
Federal Home Loan Bank Discount
Notes
47,605,000 4.600%, 11/1/2024
e
47,599,056
57,500,000 4.647%, 11/4/2024
e
57,471,282
30,000,000 4.650%, 11/6/2024
e
29,977,525
23,700,000 4.700%, 11/8/2024
e,f
23,676,326
7,200,000 5.061%, 11/13/2024
e,f
7,188,313
5,000,000 4.565%, 11/14/2024
e
4,991,260
15,900,000 4.766%, 11/15/2024
e,f
15,870,221
10,800,000 4.652%, 11/20/2024
e
10,773,030
2,400,000 4.804%, 11/22/2024
e,f
2,393,407
600,000 4.800%, 11/29/2024
e
597,828
100,000 4.620%, 12/13/2024
e,f
99,467
15,000,000 4.640%, 12/16/2024
e
14,914,517
300,000 4.623%, 12/18/2024
e
298,216
600,000 4.540%, 1/3/2025
e
595,301
100,000 4.530%, 1/10/2025
e,f
99,131
100,000 4.525%, 1/15/2025
e,f
99,070
900,000 4.525%, 1/17/2025
e,f
891,410
400,000 4.495%, 1/29/2025
e,f
395,595
Federal Home Loan Mortgage
Corporation Discount Notes
10,000,000 4.635%, 11/8/2024
e
9,990,011
Federal National Mortgage
Association Discount Notes
900,000 4.955%, 11/1/2024
e
899,888
1,900,000 4.985%, 11/8/2024
e,f
1,898,102

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  14.5% Value
U.S. Treasury Bills
15,000,000 4.718%, 11/5/2024
e
$ 14,992,171
22,000,000 4.698%, 11/7/2024
e
21,982,918
15,000,000 4.696%, 11/12/2024
e
14,978,619
10,000,000 4.651%, 11/14/2024
e
9,983,257
5,000,000 4.650%, 11/29/2024
e
4,982,124
500,000 4.549%, 12/17/2024
e,g
497,078
5,450,000 4.497%, 12/19/2024
e
5,416,937
Total Short-Term Investments
(cost $303,569,344) 303,552,060
Total Investments (cost
$1,667,737,932) 100.3% $2,103,428,109
Other Assets and Liabilities, Net
(0.3%) (6,064,113)
Total Net Assets 100.0% $2,097,363,996
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $8,633,952 or
0.4% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
October 31, 2024:
Securities Lending Transactions
Common Stock $ 3,013,208
Total lending $3,013,208
Gross amount payable upon return of
collateral for securities loaned $3,116,230
Net amounts due to counterparty $103,022
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $471,280,794
Gross unrealized depreciation (43,259,889)
Net unrealized appreciation (depreciation) $428,020,905
Cost for federal income tax purposes $1,674,969,130

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 111,825,997 88,156,271 23,669,726 –
Consumer Discretionary 191,393,430 129,693,402 61,700,028 –
Consumer Staples 82,947,519 53,626,817 29,320,702 –
Energy 79,187,516 50,814,550 28,372,966 –
Financials 291,802,452 166,414,052 125,388,400 –
Health Care 193,854,742 131,411,122 62,443,620 –
Industrials 230,698,265 140,755,801 89,942,464 –
Information Technology 306,847,696 256,948,903 49,898,793 –
Materials 84,339,422 38,813,786 45,525,630 6
Real Estate 48,085,223 41,055,783 7,029,440 –
Utilities 57,251,281 40,485,589 16,765,692 –
Registered Investment Companies
U.S. Unaffiliated 18,323,219 18,323,219 – –
Preferred Stock
Consumer Discretionary 1,829,675 – 1,829,675 –
Consumer Staples 527,957 – 527,957 –
Short-Term Investments 303,552,060 – 303,552,060 –
Subtotal Investments in Securities $2,002,466,454 $1,156,499,295 $845,967,153 $6
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 97,845,425
Collateral Held for Securities Loaned 3,116,230
Subtotal Other Investments $100,961,655
Total Investments at Value $2,103,428,109
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,386,680 6,386,680 – –
Total Asset Derivatives $6,386,680 $6,386,680 $– $–
Liability Derivatives
Futures Contracts 6,430,055 6,430,055 – –
Total Rate of Return Swaps 394,699 – 394,699 –
Total Liability Derivatives $6,824,754 $6,430,055 $394,699 $–

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling $21,052,747 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 8 December 2024 $ 885,491 ( $ 2,051)
CME E-mini S&P 500 Index 1,556 December 2024 440,588,028 5,867,272
CME E-mini S&P Mid-Cap 400 Index 2 December 2024 621,030 1,690
ICE mini MSCI EAFE Index 321 December 2024 39,033,695 (1,312,985)
ICE US mini MSCI Emerging Markets Index 354 December 2024 19,421,332 517,718
Total Futures Long Contracts $ 500,549,576 $ 5,071,644
CME E-mini Russell 2000 Index (954) December 2024 ( $ 102,717,799) ( $ 2,632,421)
CME E-mini S&P Mid-Cap 400 Index (333) December 2024 (101,200,282) (2,482,598)
Total Futures Short Contracts ( $ 203,918,081) ($5,115,019)
Total Futures Contracts $ 296,631,495 ($43,375)
The following table presents Global Stock Fund's total rate of return swap contracts held as of October 31, 2024. Investments totaling $457,312 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Rate of
Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 4,702,087 ( $ 394,699) $ – ( $ 394,699)
Total Rate of Return Swaps ( $ 394,699) $ – ($394,699)
# Payment made on Termination Date
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 6,386,680
Total Equity Contracts 6,386,680
Total Asset Derivatives $6,386,680
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,430,055
Total Rate of Return Swaps Net Assets - Distributable earnings/(accumulated loss) 394,699
Total Equity Contracts 6,824,754
Total Liability Derivatives $6,824,754
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 61,555,956
Total Rate of Return Swaps Net realized gains/(losses) on Swap agreements 73,187
Total Equity Contracts 61,629,143
Total $61,629,143
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 14,602,247
Total Rate of Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (394,699)
Total Equity Contracts 14,207,548
Total $14,207,548
The following table presents Global Stock Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $493,219,148
Futures - Short (201,687,315)
Total Rate of Return Swaps - Short (79,812)

Global Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $49,160 $1,769 $4,000 $57,232 5,834 2.7%
Core Small Cap Value 32,744 606 4,750 40,614 3,495 1.9
Total U.S. Affiliated Registered Investment
Companies 81,904 97,846 4.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,866 113,706 116,456 3,116 3,116 0.2
Total Collateral Held for Securities Loaned 5,866 3,116 0.2
Total Value $87,770 $100,962
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity ($950) $11,253 $– $1,769
Core Small Cap Value 619 11,395 – 606
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated Investments $2,375
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 59
Total Affiliated Income from Securities Loaned, Net $59
Total ($331) $22,648 $–

Government Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.8% Value
Asset-Backed Securities  8.1%
ECMC Group Student Loan Trust
$ 300,000
6.413%,  (SOFR30A +
1.150%), 11/25/2024, Ser.
2024-1A, Class A
a,b
$ 299,877
129,483
5.971%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
129,160
Goodgreen
183,681
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
164,607
Granite Edvance Corporation
163,661
6.052%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
163,833
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
387,651
1.650%,  3/25/2051, Ser.
2021-1 363,081
Missouri Higher Education Loan
Auth.
330,168
1.530%,  1/25/2061, Ser.
2021-1 302,973
Navient Student Loan Trust
400,629
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
349,813
RMF Buyout Issuance Trust
55,955
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
55,484
Sunnova Hestia I Issuer, LLC
654,175
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
659,070
Sunnova Hestia II Issuer, LLC
291,245
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
291,071
Total 2,778,969
Collateralized Mortgage Obligations  12.8%
Federal Agricultural Mortgage
Corporation Real Estate Trust
815,505
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
653,435
Federal Home Loan Mortgage
Corporation - REMIC
81,991
4.000%,  1/25/2051, Ser.
5249, Class LA 79,466
250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 243,764
605,979
1.500%,  3/25/2050, Ser.
4982, Class JA 472,975
234,000
5.000%,  8/25/2050, Ser.
5465, Class AC 229,828
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 731,385
275,000
5.000%,  9/25/2054, Ser.
5473, Class HL
d
264,172
23,002
2.000%,  1/15/2041, Ser.
4074, Class JA 22,418
144,514
1.750%,  6/15/2042, Ser.
4097, Class QN 128,447
Principal
Amount Long-Term Fixed Income  98.8% Value
Collateralized Mortgage Obligations  12.8% -
continued
Federal Home Loan Mortgage
Corporation - SCRT
$ 345,537
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
$ 274,830
Federal Home Loan Mortgage
Corporation - SLST
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
595,137
Federal National Mortgage
Association - REMIC
125,530
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 123,541
250,000
4.000%,  7/25/2053, Ser.
2024-76, Class DA 242,344
90,185
2.000%,  11/25/2032, Ser.
2012-123, Class BA 83,799
228,090
3.500%,  4/25/2045, Ser.
2015-18, Class DY 210,808
Total 4,356,349
Commercial Mortgage-Backed Securities  6.0%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
600,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
612,257
300,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
301,215
250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
248,751
250,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
249,116
250,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
251,735
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
375,000
4.489%,  12/25/2034, Ser.
K165, Class A2 367,367
Total 2,030,441
Mortgage-Backed Securities  38.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
370,669 2.000%,  1/1/2052 298,307
390,153 3.000%,  2/1/2050 342,356
425,030 2.000%,  5/1/2051 342,126
441,212 4.000%,  5/1/2052 411,037
57,667 5.000%,  7/1/2053 56,421
96,681 3.500%,  9/1/2047 87,910
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
153,238 2.500%,  7/1/2030 145,999
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
789,114 2.000%,  3/1/2033 746,595

Government Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Mortgage-Backed Securities  38.6% -
continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 522,075 3.500%,  5/1/2040 $ 489,196
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
92,400 2.000%,  2/1/2051 74,383
78,051 2.000%,  2/1/2051 62,833
764,648 2.500%,  2/1/2051 641,106
596,770 3.000%,  5/1/2051 523,813
497,652 3.000%,  6/1/2050 439,729
589,372 3.500%,  8/1/2050 535,722
395,853 6.000%,  8/1/2054 406,724
498,738 3.500%,  9/1/2052 450,189
115,439 2.000%,  11/1/2051 92,703
470,924 2.000%,  12/1/2050 377,194
1,799,597 4.500%,  12/1/2052 1,723,880
800,000 5.500%,  11/1/2040
e
792,399
97,116 3.500%,  12/1/2047 88,307
825,000 4.000%,  11/1/2048
e
762,161
1,250,000 5.000%,  11/1/2048
e
1,214,538
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
890,342 2.500%,  3/1/2062 716,464
367,500 3.500%,  7/1/2061 322,719
362,700 4.000%,  12/1/2061 332,583
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
725,000 5.000%,  11/1/2054
e
708,115
Total 13,185,509
U.S. Government & Agencies  33.3%
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 949,105
Tennessee Valley Authority
80,000 4.375%,  8/1/2034 78,715
235,000 5.250%,  9/15/2039 245,261
U.S. Treasury Bonds
2,575,000 1.375%,  8/15/2050 1,331,959
U.S. Treasury Notes
3,500,000 3.750%,  8/31/2026 3,473,340
3,545,000 3.875%,  9/30/2029 3,498,333
1,850,000 3.875%,  8/15/2034 1,789,875
Total 11,366,588
Total Long-Term Fixed Income
(cost $34,774,494) 33,717,856
Shares or
Principal
Amount Short-Term Investments 8.9% Value
Federal Home Loan Bank Discount
Notes
100,000 4.545%, 1/8/2025
f,g
99,156
Shares or
Principal
Amount Short-Term Investments  8.9% Value
Thrivent Core Short-Term Reserve
Fund
294,018 5.100% $ 2,940,179
Total Short-Term Investments
(cost $3,039,320) 3,039,335
Total Investments (cost
$37,813,814) 107.7% $36,757,191
Other Assets and Liabilities, Net
(7.7%) (2,620,146)
Total Net Assets 100.0% $34,137,045
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $2,602,517 or
7.6% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $148,874
Gross unrealized depreciation (1,291,491)
Net unrealized appreciation (depreciation) ($1,142,617)
Cost for federal income tax purposes $37,851,396

Government Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Government
Bond as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
% Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Asset Backed Securities and Collateralized Mortgage Obligations Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, and U.S. Treasury yields. Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation could have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 2,778,969 – 2,778,969 –
Collateralized Mortgage Obligations 4,356,349 – 4,092,177 264,172
Commercial Mortgage-Backed Securities 2,030,441 – 2,030,441 –
Mortgage-Backed Securities 13,185,509 – 13,185,509 –
U.S. Government & Agencies 11,366,588 – 11,366,588 –
Short-Term Investments 99,156 – 99,156 –
Subtotal Investments in Securities $33,817,012 $– $33,552,840 $264,172
Other Investments  * Total
Affiliated Short-Term Investments 2,940,179
Subtotal Other Investments $2,940,179
Total Investments at Value $36,757,191
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 48,412 48,412 – –
Total Liability Derivatives $48,412 $48,412 $– $–
Investments in Securities
Beginning
Value
10/31/2023
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
10/31/2024
Long Term Fixed Income
 Asset Backed
Securities $686,000 $-  $- $- $-  $- ($686,000)  $-
Collateralized Mortgage
Obligations -  -  (5,586) 269,758 -  -  -  264,172
Total  $686,000 $-   $(5,586)  $269,758 $-  $- ($686,000) $264,172

Government Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Government Bond Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling $99,156 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 26 December 2024 $ 5,402,990 ( $ 48,412)
Total Futures Long Contracts $ 5,402,990 ( $ 48,412)
Total Futures Contracts $ 5,402,990 ($48,412)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Government Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 48,412
Total Interest Rate Contracts 48,412
Total Liability Derivatives $48,412
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (32,152)
Total Interest Rate Contracts (32,152)
Total ($32,152)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 77,425
Total Interest Rate Contracts 77,425
Total $77,425
The following table presents Government Bond Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $8,589,626
Futures - Short (403,593)

Government Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $13,011 $48,444 $58,515 $2,940 294 8.6%
Total Affiliated Short-Term Investments 13,011 2,940 8.6
Total Value $13,011 $2,940
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $7 ($7) $– $313
Total Income/Non Cash Income from Affiliated Investments $313
Total $7 ($7) $–

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.5% Value
Alabama  2.6%
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
$ 250,000 5.500%, 6/1/2049, Ser. D-1
a
$ 266,657
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
214,202
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 270,628
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
200,000
5.000%, 6/1/2054, Ser. A,
AMT 204,179
Pell City Square Cooperative
District, AL Rev.
240,000 7.000%, 4/1/2044, Ser. A 238,510
Total 1,194,176
Alaska  0.9%
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
430,000 4.000%, 12/1/2029
a
430,000
Total 430,000
Arizona  3.5%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
c
252,918
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
196,455
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 353,963
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
294,158
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Arizona Christian
University)
250,000 6.375%, 10/1/2041, Ser. A
a,c
254,388
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
c
256,528
Total 1,608,410
Principal
Amount Long-Term Fixed Income  98.5% Value
Arkansas  0.6%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
$ 250,000 5.700%, 5/1/2053, AMT $ 264,030
Total 264,030
California  5.7%
California Community Choice
Financing Auth. Rev. (Clean
Energy)
200,000 5.250%, 10/1/2031, Ser. C
a
214,733
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 249,724
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
250,000 5.875%, 5/1/2059, Ser. A
c
259,833
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
a
250,896
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 269,224
California Statewide Communities
Development Auth. Community
Fac. District No. 2021-03 Special
Tax Rev. (Laurel Ranch)
145,000 5.000%, 9/1/2054 147,682
Dixon, CA Special Tax Rev.
250,000 5.000%, 9/1/2048 256,418
Los Angeles, CA Department of
Water & Power System Rev.
Refg.
225,000 3.100%, 7/1/2035, Ser. A
a
225,000
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 158,009
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 263,829
San Diego, CA Unified School
District UTGO (2018 Election)
100,000 5.000%, 7/1/2049, Ser. H-2 109,616
Tejon Ranch, CA Public Fac.
Financing Auth. Community
Facs. District No. 2008-1 Special
Tax Rev. Refg. (Tejon Industrial
Complex - East)
200,000 5.000%, 9/1/2054 205,916
Total 2,610,880
Colorado  4.8%
CCP Metropolitan District No. 3, CO
LTGO Refg.
250,000 5.000%, 12/1/2053 249,584

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.5% Value
Colorado  4.8% - continued
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
$ 250,000 6.500%, 12/1/2053 $ 257,165
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 303,438
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053
c
203,888
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
134,887
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 320,686
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 224,987
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,025
Hess Ranch Metropolitan District
No. 5, CO SAB
250,000 6.000%, 12/1/2043, Ser. A-1 255,221
Total 2,179,881
Connecticut  0.5%
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
c
229,752
Total 229,752
Delaware  1.7%
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
c
209,164
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 351,865
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 233,471
Total 794,500
District Of Columbia  0.6%
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 265,171
Total 265,171
Principal
Amount Long-Term Fixed Income  98.5% Value
Florida  8.9%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
$ 250,000 4.000%, 10/1/2046 $ 216,061
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
250,000 5.650%, 3/1/2054
b
275,598
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 147,509
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
205,994
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A 235,162
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 151,014
250,000 4.000%, 7/1/2055, Ser. A 208,671
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 244,196
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051
c
242,865
Florida Development Finance
Corporation Student Housing
Rev. (Sinking Fund Protection -
Tampa I, LLC - The Henry)
250,000 5.250%, 6/1/2059, Ser. A-1
c
253,561
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 300,239
Lee County, FL Airport Rev.
250,000 5.250%, 10/1/2054, AMT 265,224
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 278,121
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
250,000 5.000%, 8/1/2054 256,329
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 118,256
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
c
237,035

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.5% Value
Florida  8.9% - continued
Village Community Development
District No. 15, Wildwood, FL
SAB
$ 200,000 5.250%, 5/1/2054
c
$ 206,468
200,000 4.800%, 5/1/2055
c
199,590
Total 4,041,893
Georgia  1.1%
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 222,358
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 260,948
Total 483,306
Guam  0.7%
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 326,917
Total 326,917
Idaho  1.0%
Avimor Community Infrastructure
District No. 1, ID SAB
(Assessment Area Five)
248,000 5.875%, 9/1/2053
c
256,235
College of Western Idaho Annual
Appropriation COP
200,000 5.000%, 8/1/2052 205,353
Total 461,588
Illinois  2.1%
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 215,105
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
266,447
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 152,202
Illinois GO
235,000 5.000%, 12/1/2025, Ser. B 238,842
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
76,259
Total 948,855
Indiana  2.5%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
150,000 5.750%, 3/1/2054, Ser. A 160,483
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 258,069
Principal
Amount Long-Term Fixed Income  98.5% Value
Indiana  2.5% - continued
Indiana Housing & Community
Development Auth. Rev. (Vita of
Marion)
$ 150,000 5.250%, 4/1/2041, Ser. A
*
$ 125,899
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 152,017
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 272,143
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
150,000 5.000%, 1/1/2054, AMT
c
152,212
Total 1,120,823
Iowa  1.5%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 161,522
150,000 5.000%, 5/15/2043, Ser. A 150,425
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 362,244
Total 674,191
Kansas  0.6%
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
c
153,120
Wichita, KS Health Care Fac. Rev.
Refg. (Presbyterian Manors, Inc.)
130,000 5.875%, 5/15/2050 131,853
Total 284,973
Louisiana  0.8%
Louisiana Public Fac. Auth. Rev.
Refg. (Lake Charles Charter
Academy Foundation)
150,000 5.000%, 12/15/2043, Ser. A
c
150,604
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
a
201,360
Total 351,964
Maryland  1.5%
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 220,086
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown)
(AGM Insured)
250,000 5.250%, 7/1/2064
b
263,856

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.5% Value
Maryland  1.5% - continued
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
$ 200,000 5.000%, 7/1/2030
c
$ 203,514
Total 687,456
Massachusetts  1.6%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 202,657
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 533,661
Total 736,318
Michigan  0.7%
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 103,177
225,000 5.000%, 12/31/2043, AMT 228,404
Total 331,581
Minnesota  4.5%
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 263,715
Bethel, MN Charter School Lease
Rev. (Spectrum High School)
250,000 5.000%, 7/1/2059 247,220
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
150,000 6.250%, 3/1/2054, Ser. A 151,568
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 155,934
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 251,344
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 269,177
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 331,874
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 208,747
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 164,206
Total 2,043,785
Principal
Amount Long-Term Fixed Income  98.5% Value
Mississippi  0.9%
Hinds County, MS COP (Lease
Purchase) (BAM Insured)
$ 250,000 4.625%, 9/1/2054
b,c
$ 246,874
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Rev. (Chevron
USA, Inc.)
180,000 4.000%, 12/1/2030, Ser. A
a
180,000
Total 426,874
Missouri  1.6%
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A 78,016
140,000 5.000%, 8/15/2042, Ser. A 136,305
Ozark, MO R-6 School District COP
250,000 5.000%, 4/1/2045 263,336
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
c
250,040
Total 727,697
Montana  0.4%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 172,870
Total 172,870
Nevada  2.2%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 228,207
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
250,000 6.000%, 6/1/2053 258,253
Nevada Department of Business
& Industry Rev. (Brightline West
Passenger Rail)
100,000
8.125%, 8/15/2025, Ser A-4,
AMT
a
103,050
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
250,000
5.250%, 7/1/2054, Ser. A,
AMT 264,106
Sparks, NV Special Improvement
District No. 1 SAB (5 Ridges)
150,000 5.125%, 6/1/2054
d
150,277
Total 1,003,893
New Hampshire  1.1%
National Finance Auth., NH
Affordable Housing Certificates
Rev.
250,000 4.150%, 10/20/2040, Ser. A
a
249,167

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.5% Value
New Hampshire  1.1% - continued
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
$ 250,000 5.250%, 7/1/2048, Ser. A $ 264,036
Total 513,203
New Jersey  0.4%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 170,943
Total 170,943
New York  8.8%
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
c
213,329
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042 419,623
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051
c
202,070
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
257,946
New York City, NY GO
250,000 4.500%, 5/1/2049, Ser. D-1 253,812
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
500,000 4.000%, 8/1/2041
a
500,000
New York City, NY Transitional
Finance Auth. Rev.
300,000 5.500%, 5/1/2052, Ser. D 335,947
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 306,886
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 212,898
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
250,000 5.500%, 6/30/2060, AMT 263,540
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
250,000 5.625%, 4/1/2040, AMT 268,399
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
272,276
Principal
Amount Long-Term Fixed Income  98.5% Value
New York  8.8% - continued
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
$ 250,000 5.375%, 11/1/2054
c
$ 212,502
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
250,000 6.000%, 12/1/2053 260,301
Total 3,979,529
North Carolina  2.5%
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
250,000 5.250%, 7/1/2053, AMT
b
264,540
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 257,556
North Carolina Medical Care
Commission Retirement Fac.
Rev. (EveryAge)
200,000 5.000%, 9/1/2054, Ser. B 202,483
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 412,626
Total 1,137,205
North Dakota  0.4%
Horace, ND Refg. Improvement
UTGO
200,000 5.000%, 5/1/2048, Ser. A 191,760
Total 191,760
Ohio  4.2%
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
500,000 5.000%, 6/1/2055, Ser. B-2 451,472
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
240,000 4.000%, 12/1/2055, Ser. A
c
196,230
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
250,000 5.000%, 12/1/2060 251,683
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
200,000 5.250%, 9/1/2054 210,005
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 100,197
Ohio University Athens General
Receipts Rev.
250,000 5.250%, 12/1/2054 273,778

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.5% Value
Ohio  4.2% - continued
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
$ 250,000 5.000%, 12/1/2063, Ser. B $ 259,342
Port of Greater Cincinnati, OH
Development Auth. TIF Rev.
(RBM Phase 3 Garage)
150,000 5.125%, 12/1/2055 150,549
Total 1,893,256
Oklahoma  0.5%
Osage County, OK Industrial Auth.
Use Tax Rev.
225,000 6.500%, 9/1/2040 240,137
Total 240,137
Oregon  1.7%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 261,907
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 269,638
Umatilla, OR Hospital District No.
1 GO
250,000 5.000%, 6/1/2053 251,815
Total 783,360
Pennsylvania  1.4%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 358,805
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
255,487
Total 614,292
Puerto Rico  1.1%
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 247,862
Puerto Rico Sales Tax Financing
Corporation Sales Tax Rev.
250,000 4.784%, 7/1/2058, Ser. A-2 247,685
Total 495,547
South Carolina  1.1%
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 201,338
Principal
Amount Long-Term Fixed Income  98.5% Value
South Carolina  1.1% - continued
South Carolina Jobs-Economic
Development Auth. Healthcare
Rev. (Beaufort Memorial Hospital
& South of Broad Healthcare)
$ 300,000 5.750%, 11/15/2054 $ 317,809
Total 519,147
South Dakota  0.5%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 208,099
Total 208,099
Tennessee  0.7%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 309,345
Total 309,345
Texas  5.0%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
c
258,480
Bertram, TX LTGO and Limited
Pledge Rev. Certificates of
Obligation (BAM Insured)
300,000 4.250%, 2/15/2054
b
279,926
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
195,000 5.000%, 1/1/2033, Ser. A 195,146
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 254,851
Port Beaumont, TX Navigation
District Dock and Wharf Fac.
Rev. (Jefferson Gulf Coast
Energy)
250,000
5.250%, 1/1/2054, Ser. A,
AMT
c
257,186
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
230,000 5.000%, 10/1/2031, Ser. A 222,286
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 275,480
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 304,087

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.5% Value
Texas  5.0% - continued
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
$ 250,000 4.375%, 8/1/2054
b
$ 241,261
Total 2,288,703
Utah  2.2%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
250,000 5.625%, 12/1/2053
c
256,094
Iron County, UT Sales Tax Rev.
225,000 5.000%, 10/1/2054 239,412
SkyRidge Pegasus Infrastructure
Financing District, UT SAB
250,000 5.250%, 12/1/2044
c
246,389
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 269,140
Total 1,011,035
Virginia  2.1%
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 259,550
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 233,535
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 450,074
Total 943,159
Washington  2.1%
Port of Seattle, WA Rev. Refg.
250,000
5.250%, 7/1/2049, Ser. B,
AMT 264,270
Port of Woodland, WA Rev.
150,000 6.000%, 12/1/2047 143,261
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 264,431
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
c
272,384
Total 944,346
West Virginia  0.6%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
250,000 5.250%, 6/1/2053 255,144
Total 255,144
Principal
Amount Long-Term Fixed Income  98.5% Value
Wisconsin  8.6%
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
$ 250,000 6.625%, 7/1/2053, Ser. A
c
$ 261,104
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
269,595
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
250,000 7.000%, 7/1/2058
c
260,615
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 339,788
Public Finance Auth., WI Limited
Obligation Rev. (Town of
Scarborough - The Downs)
250,000 5.000%, 8/1/2039 247,171
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 252,038
Public Finance Auth., WI Rev.
(Bridgewater)
150,000 5.625%, 12/15/2030
c
149,096
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 423,337
Public Finance Auth., WI Rev.
(Mayfair)
150,000
5.500%, 11/15/2032, Ser.
A-4
c
149,153
Public Finance Auth., WI Rev. Bond
Anticipation Notes (Hutsonwood
at Spring Hill)
50,000 12.000%, 5/16/2029, Ser. A
c
50,701
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
150,000 6.125%, 12/15/2029
c
148,948
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
250,000 Zero Coupon, 9/1/2029
c
177,690
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
250,000 5.250%, 6/1/2054, Ser. A 256,251
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
c
266,312
Public Finance Auth., WI TIF Rev.
(Miami WorldCenter)
150,000 5.000%, 6/1/2041, Ser. A
c
153,749
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
250,000 6.000%, 10/1/2049 256,197

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.5% Value
Wisconsin  8.6% - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
$ 240,000 5.000%, 6/1/2037 $ 237,761
Total 3,899,506
Total Long-Term Fixed Income
(cost $45,663,407) 44,799,500
Principal
Amount Short-Term Investments 0.2%
e
Value
Federal Home Loan Bank Discount
Notes
100,000 5.085%, 11/13/2024
f
99,838
Total Short-Term Investments
(cost $99,831) 99,838
Total Investments
(cost $45,763,238) 98.7% $44,899,338
Other Assets and Liabilities, Net
1.2% 568,235
Total Net Assets 100.0% $45,467,573
a Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $10,103,866 or
22.2% of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
High Income Municipal Bond Fund as of October 31, 2024
was $125,899 or 0.28% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2024.
Security
Acquisition
Date Cost
Indiana Housing & Community
Development Auth. Rev.
(Vita of Marion), 4/1/2041 4/15/2021 $ 148,855
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $890,984
Gross unrealized depreciation (1,765,893)
Net unrealized appreciation (depreciation) ($874,909)
Cost for federal income tax purposes $45,783,213

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 11,928,228 – 11,928,228 –
Electric Revenue 326,917 – 326,917 –
General Obligation 1,323,540 – 1,323,540 –
Health Care 8,152,985 – 8,152,985 –
Housing Finance 2,608,558 – 2,608,558 –
Industrial Development Revenue 4,165,381 – 4,165,381 –
Other Revenue 1,745,314 – 1,745,314 –
Tax Revenue 7,230,633 – 7,230,633 –
Transportation 5,746,188 – 5,746,188 –
Water & Sewer 1,571,756 – 1,571,756 –
Short-Term Investments 99,838 – 99,838 –
Total Investments at Value $44,899,338 $– $44,899,338 $–
The following table is a summary of the inputs used, as of October 31, 2024, in valuing High Income Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,966 8,966 – –
Total Asset Derivatives $8,966 $8,966 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling
$99,838 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (1) December 2024 ( $ 126,935) $ 8,966
Total Futures Short Contracts ( $ 126,935) $8,966
Total Futures Contracts ( $ 126,935) $8,966
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for High Income Municipal
Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 8,966
Total Interest Rate Contracts 8,966
Total Asset Derivatives $8,966
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (12,363)
Total Interest Rate Contracts (12,363)
Total ($12,363)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (12,903)
Total Interest Rate Contracts (12,903)
Total ($12,903)
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended October 31,
2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($396,213)

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans 3.2%
a
Value
Basic Materials  0.2%
Grinding Media, Inc., Term Loan
$ 1,022,654
8.898%,  (TSFR3M +
4.000%), 10/12/2028
b
$ 1,022,654
Total 1,022,654
Capital Goods  0.2%
Brand Industrial Services, Inc.,
Term Loan
1,389,995
9.748%,  (TSFR3M +
4.500%), 8/1/2030
b
1,370,452
Total 1,370,452
Communications Services  0.5%
Cengage Learning, Inc., Term
Loan
1,360,521
9.538%,  (TSFR6M +
4.250%), 3/24/2031
b
1,365,391
NEP Group, Inc., Term Loan
986,051
9.615%,PIK 1.500%,
(TSFR3M + 4.750%),
8/19/2026
b,c
952,032
Sinclair Television Group, Inc.,
Term Loan
459,438
7.800%,  (TSFR1M +
3.000%), 4/3/2028
b
357,788
Total 2,675,211
Consumer Cyclical  0.2%
Marriott Ownership Resorts, Inc.,
Term Loan
922,688
6.935%,  (TSFR1M +
2.250%), 4/1/2031
b
920,049
Six Flags Entertainment
Corporation, Term Loan
457,852
6.845%,  (TSFR1M +
2.000%), 5/1/2031
b
456,804
Total 1,376,853
Consumer Non-Cyclical  0.7%
Amneal Pharmaceuticals, LLC,
Term Loan
1,185,244
10.185%,  (TSFR1M +
5.500%), 5/4/2028
b
1,205,251
B&G Foods, Inc., Term Loan
1,315,000
8.557%,  (TSFR3M +
3.500%), 10/10/2029
b
1,310,397
Chobani, LLC, Term Loan
462,505
8.435%,  (TSFR1M +
3.750%), 10/25/2027
b
464,337
ModivCare, Inc., Term Loan
437,902
9.343%,  (TSFR3M +
4.750%), 7/1/2031
b
420,934
Triton Water Holdings, Inc., Term
Loan
1,147,109
8.115%,  (TSFR3M +
3.250%), 3/31/2028
b
1,147,533
Total 4,548,452
Principal
Amount Bank Loans  3.2%
a
Value
Financials  0.5%
Acrisure, LLC, Term Loan
$ 457,853
7.759%,  (TSFR1M +
3.000%), 2/16/2027
b
$ 456,635
228,427
8.009%,  (TSFR1M +
3.250%), 11/6/2030
b
227,856
TIH Insurance Holdings, LLC,
Term Loan
1,611,000
7.854%,  (TSFR3M +
3.250%), 5/6/2031
b
1,612,015
USI, Inc./NY, Term Loan
878,000
0.000%,  (TSFR1M +
2.750%), 11/23/2029
b,d,e
877,561
Total 3,174,067
Technology  0.2%
CoreLogic, Inc., Term Loan
1,367,700
8.300%,  (TSFR1M +
3.500%), 6/2/2028
b
1,358,413
Total 1,358,413
Transportation  0.7%
AAdvantage Loyalty IP, Ltd., Term
Loan
1,792,000
9.629%,  (TSFR3M +
4.750%), 4/20/2028
b
1,842,122
Air Canada, Term Loan
1,381,060
7.253%,  (TSFR3M +
2.500%), 3/21/2031
b
1,381,212
Genesee & Wyoming, Inc., Term
Loan
1,314,000
6.604%,  (TSFR3M +
2.000%), 4/10/2031
b
1,310,465
Total 4,533,799
Total Bank Loans
(cost $19,974,371) 20,059,901
Principal
Amount Long-Term Fixed Income 91.5% Value
Basic Materials  5.5%
ACN 113 874 712, Pty. Ltd.
2,859,933 11.500%,  2/15/2018
*,f,g
2,860
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
543,000 8.625%,  6/15/2029
h
573,258
ATI, Inc.
744,000 7.250%,  8/15/2030 771,000
Avient Corporation
1,315,000 6.250%,  11/1/2031
h
1,318,846
Axalta Coating Systems Dutch
Holding B BV
927,000 7.250%,  2/15/2031
h
968,757
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
272,000 8.750%,  7/15/2026
h
246,211
Cascades, Inc./Cascades USA,
Inc.
1,372,000 5.125%,  1/15/2026
h
1,364,586
Cerdia Finanz GmbH
860,000 9.375%,  10/3/2031
h
884,467

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Basic Materials  5.5% - continued
Chemours Company
$ 2,817,000 5.750%,  11/15/2028
h
$ 2,600,289
Cleveland-Cliffs, Inc.
988,000 6.875%,  11/1/2029
h
991,832
1,090,000 4.875%,  3/1/2031
h
1,005,813
1,315,000 7.000%,  3/15/2032
h
1,316,486
Consolidated Energy Finance SA
2,415,000 5.625%,  10/15/2028
h
1,968,056
First Quantum Minerals, Ltd.
1,938,000 6.875%,  10/15/2027
h
1,924,979
Glatfelter Corporation
988,000 7.250%,  11/15/2031
h
979,602
Hecla Mining Company
805,000 7.250%,  2/15/2028 814,550
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
h
715,948
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,771,000 9.000%,  7/1/2028
h
1,793,980
INEOS Finance plc
1,456,000 7.500%,  4/15/2029
h
1,502,154
Mercer International, Inc.
709,000 5.500%,  1/15/2026 709,000
219,000 12.875%,  10/1/2028
h
231,883
Methanex Corporation
1,025,000 4.250%,  12/1/2024 1,022,192
Mineral Resources, Ltd.
1,265,000 9.250%,  10/1/2028
h
1,331,763
Novelis Corporation
1,790,000 4.750%,  1/30/2030
h
1,676,984
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,377,000 5.375%,  11/1/2026
h
1,360,161
SNF Group SACA
926,000 3.125%,  3/15/2027
h
880,897
927,000 3.375%,  3/15/2030
h
830,989
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
h
2,017,233
Taseko Mines, Ltd.
1,349,000 8.250%,  5/1/2030
h
1,393,978
Tronox, Inc.
231,000 4.625%,  3/15/2029
h,i
209,583
United States Steel Corporation
1,300,000 6.875%,  3/1/2029
i
1,308,320
Total 34,716,657
Capital Goods  9.6%
AAR Escrow Issuer, LLC
616,000 6.750%,  3/15/2029
h
629,686
Abengoa Abenewco 2 Bis SA
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,c,f,g
17,250
Advanced Drainage Systems, Inc.
1,390,000 5.000%,  9/30/2027
h
1,364,814
AECOM
1,372,000 5.125%,  3/15/2027 1,364,658
Amsted Industries, Inc.
2,310,000 4.625%,  5/15/2030
h
2,154,778
Principal
Amount Long-Term Fixed Income  91.5% Value
Capital Goods  9.6% - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 689,000 4.125%,  8/15/2026
h,i
$ 599,430
601,000 5.250%,  8/15/2027
h,i
360,600
Boeing Company
259,000 6.298%,  5/1/2029
h
268,248
329,000 6.388%,  5/1/2031
h
344,230
Bombardier, Inc.
299,000 7.875%,  4/15/2027
h
299,589
1,755,000 6.000%,  2/15/2028
h
1,753,031
1,500,000 7.000%,  6/1/2032
h,i
1,535,701
Builders FirstSource, Inc.
465,000 5.000%,  3/1/2030
h
444,243
Canpack SA/Canpack US, LLC
2,195,000 3.875%,  11/15/2029
h
1,996,746
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
h
2,111,364
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
h
2,841,020
Clydesdale Acquisition Holdings,
Inc.
900,000 6.875%,  1/15/2030
h
913,108
546,000 8.750%,  4/15/2030
h,i
554,463
Cornerstone Building Brands, Inc.
686,000 6.125%,  1/15/2029
h,i
613,128
319,000 9.500%,  8/15/2029
h
328,397
CP Atlas Buyer, Inc.
628,000 7.000%,  12/1/2028
h,i
574,752
Crown Cork & Seal Company, Inc.
1,700,000 7.375%,  12/15/2026 1,765,321
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,619,000 6.625%,  12/15/2030
h
1,646,560
GFL Environmental, Inc.
3,665,000 4.000%,  8/1/2028
h
3,466,203
H&E Equipment Services, Inc.
2,708,000 3.875%,  12/15/2028
h
2,500,444
Herc Holdings, Inc.
649,000 5.500%,  7/15/2027
h
644,723
885,000 6.625%,  6/15/2029
h
905,501
Mauser Packaging Solutions
Holding Company
1,281,000 9.250%,  4/15/2027
h
1,310,035
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
h,i
1,111,164
Mueller Water Products, Inc.
915,000 4.000%,  6/15/2029
h
851,886
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
h
2,019,450
New Enterprise Stone and Lime
Company, Inc.
2,623,000 5.250%,  7/15/2028
h
2,538,184
OI European Group BV
1,246,000 4.750%,  2/15/2030
h
1,128,815
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
h
1,087,594
543,000 7.375%,  6/1/2032
h,i
531,274
Pactiv Evergreen Group
684,000 4.375%,  10/15/2028
h
643,299

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Capital Goods  9.6% - continued
Resideo Funding, Inc.
$ 1,275,000 6.500%,  7/15/2032
h
$ 1,283,197
Reworld Holding Corporation
606,000 4.875%,  12/1/2029
h
565,998
Roller Bearing Company of
America, Inc.
1,243,000 4.375%,  10/15/2029
h
1,167,905
Sealed Air Corporation/Sealed Air
Corporation (US)
571,000 6.125%,  2/1/2028
h
577,068
Smyrna Ready Mix Concrete, LLC
1,422,000 8.875%,  11/15/2031
h
1,493,655
Spirit AeroSystems, Inc.
920,000 4.600%,  6/15/2028
i
877,760
640,000 9.750%,  11/15/2030
h
710,447
SRM Escrow Issuer, LLC
597,000 6.000%,  11/1/2028
h
592,084
Summit Materials, LLC/Summit
Materials Finance Corporation
356,000 7.250%,  1/15/2031
h
369,872
TransDigm, Inc.
713,000 6.750%,  8/15/2028
h
728,302
2,155,000 7.125%,  12/1/2031
h
2,229,936
1,049,000 6.625%,  3/1/2032
h
1,066,759
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
h
1,030,865
870,000 8.500%,  8/15/2027
h,i
867,401
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,551,301
WESCO Distribution, Inc.
1,309,000 7.250%,  6/15/2028
h
1,339,802
680,000 6.375%,  3/15/2029
h
693,863
276,000 6.625%,  3/15/2032
h
282,830
Total 60,648,734
Communications Services  12.3%
Altice Financing SA
1,217,000 5.750%,  8/15/2029
h
998,093
Altice France SA
1,026,000 5.125%,  7/15/2029
h
767,400
2,372,000 5.500%,  10/15/2029
h
1,776,008
AMC Networks, Inc.
1,196,000 10.250%,  1/15/2029
h,i
1,231,880
C&W Senior Finance, Ltd.
285,000 6.875%,  9/15/2027
h
282,174
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,223,000 5.000%,  2/1/2028
h
1,183,692
2,650,000 5.375%,  6/1/2029
h
2,529,559
3,760,000 4.750%,  3/1/2030
h
3,420,357
1,414,000 4.250%,  2/1/2031
h
1,227,051
718,000 4.750%,  2/1/2032
h
620,748
Clear Channel Outdoor Holdings,
Inc.
783,000 7.500%,  6/1/2029
h
669,157
Clear Channel Worldwide
Holdings, Inc.
2,210,000 5.125%,  8/15/2027
h
2,142,509
Connect Finco SARL/Connect US
Finco, LLC
644,000 9.000%,  9/15/2029
h
611,702
Principal
Amount Long-Term Fixed Income  91.5% Value
Communications Services  12.3% - continued
CSC Holdings, LLC
$ 896,000 5.375%,  2/1/2028
h
$ 766,842
733,000 11.750%,  1/31/2029
h
715,071
1,138,000 6.500%,  2/1/2029
h
961,961
2,382,000 5.750%,  1/15/2030
h
1,254,732
1,034,000 4.125%,  12/1/2030
h,i
763,228
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,113,000 5.875%,  8/15/2027
h
3,960,107
DISH DBS Corporation
634,000 5.875%,  11/15/2024 629,255
1,019,000 5.250%,  12/1/2026
h,i
943,148
719,000 7.375%,  7/1/2028 526,786
760,000 5.750%,  12/1/2028
h,i
664,020
1,162,000 5.125%,  6/1/2029 772,994
DISH Network Corporation
826,000 11.750%,  11/15/2027
h
869,464
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
h
838,200
980,000 5.000%,  5/1/2028
h
963,394
1,362,000 6.750%,  5/1/2029
h
1,354,829
510,000 8.750%,  5/15/2030
h
539,899
GCI, LLC
1,913,000 4.750%,  10/15/2028
h
1,805,434
Gray Television, Inc.
749,000 7.000%,  5/15/2027
h,i
728,741
1,902,000 10.500%,  7/15/2029
h
1,975,665
1,214,000 5.375%,  11/15/2031
h,i
732,066
iHeartCommunications, Inc.
423,000 6.375%,  5/1/2026
i
357,907
472,000 5.250%,  8/15/2027
h,i
317,472
Iliad Holding SASU
1,193,000 6.500%,  10/15/2026
h
1,202,528
1,763,000 8.500%,  4/15/2031
h
1,878,073
Intelsat Jackson Holdings SA
919,000 6.500%,  3/15/2030
h
863,475
Lamar Media Corporation
1,109,000 3.625%,  1/15/2031 989,783
LCPR Senior Secured Financing
DAC
2,640,000 6.750%,  10/15/2027
h
2,474,524
Level 3 Financing, Inc.
1,197,000 4.250%,  7/1/2028
h
995,006
438,000 4.875%,  6/15/2029
h
374,490
600,000 11.000%,  11/15/2029
h
677,047
957,000 10.500%,  5/15/2030
h
1,046,719
McGraw-Hill Education, Inc.
919,000 5.750%,  8/1/2028
h
900,661
767,000 8.000%,  8/1/2029
h
772,045
News Corporation
1,022,000 3.875%,  5/15/2029
h
951,079
Nexstar Media, Inc.
815,000 5.625%,  7/15/2027
h
800,905
657,000 4.750%,  11/1/2028
h,i
617,666
Optics Bidco SPA
1,235,000 6.000%,  9/30/2034
h
1,203,868
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
365,000 4.625%,  3/15/2030
h
339,529

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Communications Services  12.3% - continued
Paramount Global
$ 412,000 6.375%,  3/30/2062
b
$ 381,433
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
h
1,596,776
Sable International Finance, Ltd.
878,000 7.125%,  10/15/2032
h
882,390
Sinclair Television Group, Inc.
472,000 4.125%,  12/1/2030
h,i
361,670
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
h
604,325
360,000 5.000%,  8/1/2027
h
352,787
851,000 4.000%,  7/15/2028
h
795,063
860,000 3.875%,  9/1/2031
h,i
739,027
TEGNA, Inc.
680,000 4.750%,  3/15/2026
h
672,892
1,592,000 4.625%,  3/15/2028 1,494,919
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
h
389,022
Telesat Canada/Telesat, LLC
448,000 4.875%,  6/1/2027
h
195,229
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,179,000 4.750%,  4/15/2028
h
1,083,779
443,000 6.500%,  2/15/2029
h
381,383
Univision Communications, Inc.
272,000 8.000%,  8/15/2028
h
276,419
1,688,000 4.500%,  5/1/2029
h
1,498,552
1,100,000 8.500%,  7/31/2031
h
1,081,234
Urban One, Inc.
408,000 7.375%,  2/1/2028
h
302,599
Viasat, Inc.
1,087,000 6.500%,  7/15/2028
h,i
819,819
Virgin Media Finance plc
1,538,000 5.000%,  7/15/2030
h
1,322,148
Virgin Media Secured Finance plc
1,821,000 5.500%,  5/15/2029
h
1,722,186
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
h
1,795,393
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
407,000 7.750%,  8/15/2028
h
409,252
523,000 8.250%,  10/1/2031
h
529,538
Zayo Group Holdings, Inc.
579,000 4.000%,  3/1/2027
h,i
515,315
Zegona Finance plc
1,157,000 8.625%,  7/15/2029
h
1,222,081
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
h,i
730,421
Total 78,144,595
Consumer Cyclical  16.6%
1011778 B.C., ULC/New Red
Finance, Inc.
2,344,000 5.625%,  9/15/2029
h
2,338,078
1,385,000 4.000%,  10/15/2030
h
1,250,862
Adient Global Holdings, Ltd.
1,091,000 8.250%,  4/15/2031
h,i
1,130,194
Principal
Amount Long-Term Fixed Income  91.5% Value
Consumer Cyclical  16.6% - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
$ 720,000 6.000%,  6/1/2029
h,i
$ 658,801
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
h
1,102,184
700,000 4.625%,  6/1/2028
h
655,417
Allison Transmission, Inc.
1,137,000 3.750%,  1/30/2031
h
1,009,050
American Axle & Manufacturing,
Inc.
2,936,000 5.000%,  10/1/2029
i
2,656,364
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
363,000 7.000%,  4/15/2030
h,i
318,094
Anywhere Real Estate Group, LLC/
Realogy Co-Issuer Corporation
480,000 5.750%,  1/15/2029
h,i
395,394
Arches Buyer, Inc.
1,478,000 6.125%,  12/1/2028
h
1,300,831
Arko Corporation
1,344,000 5.125%,  11/15/2029
h
1,238,066
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
h
423,755
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
h
654,266
1,031,000 4.625%,  4/1/2030
h
949,519
Aston Martin Capital Holdings, Ltd.
664,000 10.000%,  3/31/2029
h
645,062
Beazer Homes USA, Inc.
475,000 7.500%,  3/15/2031
h
488,313
Belron UK Finance plc
1,147,000 5.750%,  10/15/2029
h
1,149,305
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
h
1,754,584
Boyne USA, Inc.
642,000 4.750%,  5/15/2029
h
612,224
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,093,000 5.000%,  6/15/2029
h
1,033,285
435,000 4.875%,  2/15/2030
h
404,561
Caesars Entertainment, Inc.
4,432,000 4.625%,  10/15/2029
h,i
4,155,181
Carnival Corporation
703,000 7.625%,  3/1/2026
h
707,916
2,147,000 5.750%,  3/1/2027
h
2,153,430
1,303,000 4.000%,  8/1/2028
h
1,242,076
1,644,000 6.000%,  5/1/2029
h
1,646,689
Carvana Company
424,000
0.000%,PIK 12.000%,
12/1/2028
c,h
448,449
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
1,178,000 5.250%,  7/15/2029 1,134,739
Choice Hotels International, Inc.
658,000 3.700%,  12/1/2029 610,250

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Consumer Cyclical  16.6% - continued
Churchill Downs, Inc.
$ 935,000 4.750%,  1/15/2028
h
$ 907,113
609,000 6.750%,  5/1/2031
h
620,004
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,800,000 6.750%,  5/15/2028
h
1,842,530
Crocs, Inc.
438,000 4.250%,  3/15/2029
h
401,735
Dana, Inc.
1,100,000 4.250%,  9/1/2030 961,849
985,000 4.500%,  2/15/2032 842,548
Ford Motor Company
2,259,000 3.250%,  2/12/2032 1,889,967
Gap, Inc.
901,000 3.625%,  10/1/2029
h
808,592
Garrett Motion Holdings, Inc./
Garrett LX I SARL
950,000 7.750%,  5/31/2032
h
948,234
General Motors Financial
Company, Inc.
1,394,000 5.750%,  9/30/2027
b,i,j
1,350,739
Genting New York, LLC/GENNY
Capital, Inc.
701,000 7.250%,  10/1/2029
h
711,498
Goodyear Tire & Rubber Company
965,000 5.000%,  7/15/2029
i
873,708
Group 1 Automotive, Inc.
479,000 6.375%,  1/15/2030
h
481,148
Hanesbrands, Inc.
766,000 4.875%,  5/15/2026
h
756,719
512,000 9.000%,  2/15/2031
h
548,586
Hilton Domestic Operating
Company, Inc.
1,398,000 4.875%,  1/15/2030 1,354,587
1,932,000 3.625%,  2/15/2032
h
1,695,809
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,628,000 5.000%,  6/1/2029
h
1,523,599
International Game Technology plc
1,500,000 6.250%,  1/15/2027
h
1,514,873
340,000 5.250%,  1/15/2029
h
334,049
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
h
1,079,729
KB Home
942,000 6.875%,  6/15/2027 972,987
877,000 4.000%,  6/15/2031 792,818
L Brands, Inc.
1,326,000 5.250%,  2/1/2028 1,307,578
646,000 6.625%,  10/1/2030
h
646,836
689,000 6.875%,  11/1/2035 699,344
Life Time, Inc.
920,000 6.000%,  11/15/2031
e,h
916,094
Light & Wonder International, Inc.
1,170,000 7.250%,  11/15/2029
h
1,196,251
Live Nation Entertainment, Inc.
729,000 4.750%,  10/15/2027
h,i
709,440
Macy's Retail Holdings, LLC
1,820,000 5.875%,  4/1/2029
h,i
1,778,368
Mattamy Group Corporation
1,080,000 4.625%,  3/1/2030
h
1,011,980
Principal
Amount Long-Term Fixed Income  91.5% Value
Consumer Cyclical  16.6% - continued
Melco Resorts Finance, Ltd.
$ 726,000 5.375%,  12/4/2029
h
$ 663,234
625,000 7.625%,  4/17/2032
h
632,743
MGM China Holdings, Ltd.
219,000 7.125%,  6/26/2031
h
222,494
MGM Resorts International
876,000 6.125%,  9/15/2029 872,903
Michaels Companies, Inc.
1,471,000 5.250%,  5/1/2028
h
1,058,514
NCL Corporation, Ltd.
1,963,000 5.875%,  3/15/2026
h
1,960,853
2,017,000 5.875%,  2/15/2027
h
2,014,909
Nordstrom, Inc.
764,000 4.250%,  8/1/2031 672,189
Parkland Corporation
633,000 6.625%,  8/15/2032
h
631,675
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
h,i
1,258,618
PetSmart, Inc./PetSmart Finance
Corporation
978,000 4.750%,  2/15/2028
h
929,724
1,245,000 7.750%,  2/15/2029
h
1,208,387
Phinia, Inc.
219,000 6.625%,  10/15/2032
h
218,279
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,682,000 5.750%,  4/15/2026
h
1,682,404
1,595,000 3.375%,  8/31/2027
h
1,501,051
QVC, Inc.
418,000 6.875%,  4/15/2029
h,i
360,080
Rakuten Group, Inc.
219,000 11.250%,  2/15/2027
h
238,163
219,000 9.750%,  4/15/2029
h
236,849
Raven Acquisition Holdings, LLC
900,000 6.875%,  11/15/2031
e,h
897,601
Real Hero Merger Sub 2, Inc.
1,116,000 6.250%,  2/1/2029
h
974,685
Royal Caribbean Cruises, Ltd.
2,282,000 4.250%,  7/1/2026
h
2,238,515
1,200,000 5.375%,  7/15/2027
h
1,197,799
479,000 6.000%,  2/1/2033
h
481,941
S&S Holdings, LLC
573,000 8.375%,  10/1/2031
h
574,431
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
680,000 6.625%,  3/1/2030
h
662,936
SeaWorld Parks and
Entertainment, Inc.
1,151,000 5.250%,  8/15/2029
h
1,105,423
Service Corporation International/
US
790,000 5.750%,  10/15/2032 776,040
Six Flags Theme Parks, Inc.
276,000 7.000%,  7/1/2025
h,i
275,765
Sonic Automotive, Inc.
831,000 4.875%,  11/15/2031
h
747,194
Staples, Inc.
1,358,000 10.750%,  9/1/2029
h
1,313,163
303,129 12.750%,  1/15/2030
h,i
240,904
Station Casinos, LLC
480,000 4.500%,  2/15/2028
h
458,122

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Consumer Cyclical  16.6% - continued
$ 724,000 4.625%,  12/1/2031
h
$ 657,888
Tenneco, Inc.
1,884,000 8.000%,  11/17/2028
h
1,744,588
Victoria's Secret & Company
1,564,000 4.625%,  7/15/2029
h,i
1,378,308
Victra Holdings, LLC/Victra
Finance Corporation
285,000 8.750%,  9/15/2029
h
297,520
Viking Cruises, Ltd.
3,093,000 5.875%,  9/15/2027
h
3,072,994
Walgreens Boots Alliance, Inc.
460,000 3.200%,  4/15/2030
i
365,710
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
h
942,667
Wyndham Hotels & Resorts, Inc.
1,131,000 4.375%,  8/15/2028
h
1,076,453
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
750,000 7.125%,  2/15/2031
h
788,989
ZF North America Capital, Inc.
747,000 6.875%,  4/14/2028
h
753,456
Total 105,132,412
Consumer Non-Cyclical  10.8%
1375209 B.C., Ltd.
1,017,000 9.000%,  1/30/2028
h,i
1,015,133
AdaptHealth, LLC
2,897,000 4.625%,  8/1/2029
h
2,634,643
Albertson's Companies, Inc.
2,830,000 5.875%,  2/15/2028
h
2,834,525
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,830,000 4.625%,  1/15/2027
h
1,795,401
154,000 3.500%,  3/15/2029
h
142,283
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
h
434,356
Bausch Health Companies, Inc.
699,000 5.500%,  11/1/2025
h,i
685,985
1,950,000 4.875%,  6/1/2028
h
1,506,785
507,000 11.000%,  9/30/2028
h,i
466,521
BellRing Brands, Inc.
924,000 7.000%,  3/15/2030
h
961,601
Catalent Pharma Solutions, Inc.
816,000 3.125%,  2/15/2029
h
792,203
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
574,000 9.500%,  10/15/2029
h
581,416
Central Garden & Pet Company
1,096,000 4.125%,  10/15/2030 992,733
Cheplapharm Arzneimittel GmbH
280,000 5.500%,  1/15/2028
h
270,063
Chobani Holdco II, LLC
439,000
8.750%,PIK 9.500%,
10/1/2029
c,h
452,893
CHS/Community Health Systems,
Inc.
1,071,000 5.625%,  3/15/2027
h
1,044,505
533,000 6.125%,  4/1/2030
h
417,327
1,576,000 4.750%,  2/15/2031
h
1,314,336
950,000 10.875%,  1/15/2032
h
1,018,128
Principal
Amount Long-Term Fixed Income  91.5% Value
Consumer Non-Cyclical  10.8% - continued
Concentra Escrow Issuer
Corporation
$ 191,000 6.875%,  7/15/2032
h
$ 196,000
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
h
2,308,544
DaVita, Inc.
1,616,000 6.875%,  9/1/2032
h
1,624,421
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
h
1,438,480
Embecta Corporation
1,650,000 5.000%,  2/15/2030
h
1,493,526
Encompass Health Corporation
923,000 4.500%,  2/1/2028 897,790
Endo Finance Holdings, Inc.
875,000 8.500%,  4/15/2031
h,i
935,569
Energizer Holdings, Inc.
1,890,000 4.750%,  6/15/2028
h
1,814,335
Fiesta Purchaser, Inc.
877,000 9.625%,  9/15/2032
h
916,686
Fortrea Holdings, Inc.
1,056,000 7.500%,  7/1/2030
h,i
1,038,425
Grifols SA
702,000 4.750%,  10/15/2028
h
646,882
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
659,000 7.875%,  9/1/2025
h,i
656,421
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,217,000 4.875%,  6/1/2029
h
834,133
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
573,000 9.000%,  2/15/2029
h
593,319
Lamb Weston Holdings, Inc.
438,000 4.375%,  1/31/2032
h
401,259
LifePoint Health, Inc.
689,000 5.375%,  1/15/2029
h
630,433
642,000 9.875%,  8/15/2030
h
702,272
600,000 11.000%,  10/15/2030
h
668,823
918,000 10.000%,  6/1/2032
h,i
979,470
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,153,000 6.250%,  4/1/2029
h
1,173,113
ModivCare, Inc.
530,000 5.000%,  10/1/2029
h,i
360,856
Mozart Debt Merger Sub, Inc.
1,178,000 3.875%,  4/1/2029
h
1,101,984
1,885,000 5.250%,  10/1/2029
h
1,825,813
MPH Acquisition Holdings, LLC
332,000 5.500%,  9/1/2028
h
225,556
Newell Brands, Inc.
260,000 6.375%,  9/15/2027
i
262,766
676,000 6.625%,  9/15/2029 685,420
395,000 6.375%,  5/15/2030
e
396,805
Organon & Company/Organon
Foreign Debt Co-Issuer BV
629,000 4.125%,  4/30/2028
h
595,985
1,647,000 5.125%,  4/30/2031
h,i
1,502,075
Owens & Minor, Inc.
830,000 6.625%,  4/1/2030
h,i
792,204

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Consumer Non-Cyclical  10.8% - continued
Performance Food Group, Inc.
$ 1,096,000 4.250%,  8/1/2029
h
$ 1,025,827
1,315,000 6.125%,  9/15/2032
h
1,320,502
Perrigo Finance Unlimited
Company
718,000 4.900%,  6/15/2030 679,762
579,000 6.125%,  9/30/2032 571,763
Post Holdings, Inc.
1,015,000 4.500%,  9/15/2031
h
924,025
860,000 6.250%,  10/15/2034
h
850,499
Prime Healthcare Services, Inc.
957,000 9.375%,  9/1/2029
h
972,556
Sigma Holdco BV
552,000 7.875%,  5/15/2026
h
546,683
Simmons Foods, Inc.
2,663,000 4.625%,  3/1/2029
h
2,466,814
Sotera Health Holdings, LLC
878,000 7.375%,  6/1/2031
h
899,125
Spectrum Brands, Inc.
170,000 3.875%,  3/15/2031
h
148,853
Star Parent, Inc.
637,000 9.000%,  10/1/2030
h
662,481
Surgery Center Holdings, Inc.
410,000 7.250%,  4/15/2032
h,i
420,990
Tenet Healthcare Corporation
3,468,000 5.125%,  11/1/2027 3,438,697
1,545,000 6.750%,  5/15/2031 1,579,450
Teva Pharmaceutical Finance
Netherlands III BV
3,933,000 3.150%,  10/1/2026 3,749,295
US Acute Care Solutions, LLC
877,000 9.750%,  5/15/2029
h
894,519
Total 68,212,043
Energy  12.7%
Aethon United BR, LP/Aethon
United Finance Corporation
573,000 7.500%,  10/1/2029
h
576,973
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,556,000 5.375%,  6/15/2029
h
1,515,478
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
h
971,796
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,362,000 8.250%,  12/31/2028
h
1,389,731
259,000 5.875%,  6/30/2029
h
250,204
Baytex Energy Corporation
1,082,000 8.500%,  4/30/2030
h
1,100,958
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
686,000 7.000%,  7/15/2029
h
703,741
Borr IHC, Ltd./Borr Finance, LLC
905,610 10.000%,  11/15/2028
h
926,090
Buckeye Partners, LP
1,575,000 4.500%,  3/1/2028
h
1,500,121
California Resources Corporation
814,000 8.250%,  6/15/2029
h
822,084
Principal
Amount Long-Term Fixed Income  91.5% Value
Energy  12.7% - continued
Civitas Resources, Inc.
$ 1,323,000 8.375%,  7/1/2028
h
$ 1,367,281
1,141,000 8.750%,  7/1/2031
h
1,195,038
CNX Resources Corporation
332,000 7.375%,  1/15/2031
h
341,275
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
h
2,466,892
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
1,915,000 5.500%,  6/15/2031
h
1,822,308
Crescent Energy Finance, LLC
1,569,000 7.625%,  4/1/2032
h
1,549,162
438,000 7.375%,  1/15/2033
h
424,847
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
816,000 8.625%,  3/15/2029
h
837,249
Diamond Foreign Asset Company/
Diamond Finance, LLC
162,000 8.500%,  10/1/2030
h
167,278
DT Midstream, Inc.
657,000 4.125%,  6/15/2029
h
616,961
540,000 4.375%,  6/15/2031
h
496,755
Enerflex, Ltd.
400,000 9.000%,  10/15/2027
h
415,221
Energy Transfer, LP
1,621,000 8.000%,  5/15/2054
b
1,717,603
EQM Midstream Partners, LP
3,733,000 4.750%,  1/15/2031
h
3,548,653
Genesis Energy LP/Genesis
Energy Finance Corporation
1,086,000 8.875%,  4/15/2030 1,118,656
1,630,000 7.875%,  5/15/2032 1,628,867
Gulfport Energy Operating
Corporation
657,000 6.750%,  9/1/2029
h
660,397
Harvest Midstream I, LP
2,049,000 7.500%,  9/1/2028
h
2,072,759
Hess Midstream Operations, LP
1,175,000 4.250%,  2/15/2030
h
1,097,155
Hilcorp Energy I, LP/Hilcorp
Finance Company
664,000 5.750%,  2/1/2029
h
637,132
935,000 6.000%,  2/1/2031
h
884,002
1,440,000 6.250%,  4/15/2032
h
1,351,208
Howard Midstream Energy
Partners, LLC
1,901,000 7.375%,  7/15/2032
h
1,939,455
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
h
1,543,235
Kraken Oil & Gas Partners, LLC
800,000 7.625%,  8/15/2029
h
790,381
Laredo Petroleum, Inc.
1,256,000 7.750%,  7/31/2029
h
1,232,475
MEG Energy Corporation
771,000 5.875%,  2/1/2029
h
755,881
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
f,g
52,975
Moss Creek Resources Holdings,
Inc.
633,000 8.250%,  9/1/2031
h
620,211
Nabors Industries, Inc.
1,079,000 9.125%,  1/31/2030
h
1,114,287

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Energy  12.7% - continued
$ 438,000 8.875%,  8/15/2031
h,i
$ 414,096
Nabors Industries, Ltd.
1,079,000 7.500%,  1/15/2028
h,i
1,026,472
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
h
548,519
817,000 8.375%,  2/15/2032
h
823,407
Noble Finance II, LLC
1,267,000 8.000%,  4/15/2030
h
1,284,284
Northern Oil and Gas, Inc.
1,368,000 8.750%,  6/15/2031
h
1,415,337
NuStar Logistics, LP
858,000 6.375%,  10/1/2030 867,683
PBF Holding Company, LLC/PBF
Finance Corporation
1,112,000 6.000%,  2/15/2028 1,079,293
Permian Resources Operating,
LLC
812,000 7.000%,  1/15/2032
h
828,316
Prairie Acquiror, LP
1,088,000 9.000%,  8/1/2029
h
1,103,055
Precision Drilling Corporation
1,290,000 6.875%,  1/15/2029
h
1,283,467
Range Resources Corporation
1,498,000 4.750%,  2/15/2030
h
1,410,353
Rockies Express Pipeline, LLC
966,000 4.950%,  7/15/2029
h
907,438
Saturn Oil & Gas, Inc.
775,125 9.625%,  6/15/2029
h
765,463
SM Energy Company
350,000 7.000%,  8/1/2032
h
347,162
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 927,025
564,000 4.500%,  4/30/2030 529,300
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,497,000 5.500%,  1/15/2028
h
2,398,058
Talos Production, Inc.
409,000 9.000%,  2/1/2029
h
421,242
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
h
1,374,990
TGNR Intermediate Holdings, LLC
1,509,000 5.500%,  10/15/2029
h
1,424,590
Transocean, Inc.
1,216,000 8.250%,  5/15/2029
h
1,221,603
1,216,000 8.500%,  5/15/2031
h
1,225,335
USA Compression Partners, LP/
USA Compression Finance
Corporation
700,000 6.875%,  9/1/2027 703,333
Valaris, Ltd.
1,358,000 8.375%,  4/30/2030
h
1,377,827
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
h
1,815,508
Venture Global LNG, Inc.
961,000 8.125%,  6/1/2028
h
997,309
940,000 9.500%,  2/1/2029
h
1,038,987
1,450,000 9.000%,  9/30/2029
b,h,j
1,449,891
1,753,000 7.000%,  1/15/2030
h
1,763,821
Principal
Amount Long-Term Fixed Income  91.5% Value
Energy  12.7% - continued
$ 2,787,000 8.375%,  6/1/2031
h
$ 2,894,815
Weatherford International, Ltd.
578,000 8.625%,  4/30/2030
h
597,479
Total 80,488,233
Financials  11.8%
Acrisure, LLC/Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
h
954,845
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
658,000 6.950%,  3/10/2055
b
678,268
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,448,000 6.750%,  10/15/2027
h
1,442,570
1,019,000 6.750%,  4/15/2028
h
1,023,799
657,000 5.875%,  11/1/2029
h,i
620,548
Ally Financial, Inc.
459,000 2.200%,  11/2/2028 407,871
652,000 6.700%,  2/14/2033 654,752
AmWINS Group, Inc.
344,000 6.375%,  2/15/2029
h
345,698
1,420,000 4.875%,  6/30/2029
h
1,336,503
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
h
880,905
Azorra Finance, Ltd.
1,500,000 7.750%,  4/15/2030
h
1,482,143
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
658,000 7.125%,  5/15/2031
h
671,101
Bank of America Corporation
345,000 4.300%,  1/28/2025
b,j
342,345
Barclays plc
1,018,000 6.125%,  12/15/2025
b,j
1,012,430
BNP Paribas SA
329,000 4.625%,  1/12/2027
b,h,j
307,412
Burford Capital Global Finance,
LLC
1,580,000 9.250%,  7/1/2031
h
1,692,256
Castlelake Aviation Finance DAC
1,524,000 5.000%,  4/15/2027
h
1,532,885
Centene Corporation
830,000 3.375%,  2/15/2030 744,072
Citigroup, Inc.
345,000 6.250%,  8/15/2026
b,j
349,137
Constellation Insurance, Inc.
299,000 6.800%,  1/24/2030
h
294,846
Credit Acceptance Corporation
1,199,000 9.250%,  12/15/2028
h
1,268,731
Diversified Healthcare Trust
572,000 Zero Coupon,  1/15/2026
h
526,873
Drawbridge Special Opportunities
Fund, LP
3,052,000 3.875%,  2/15/2026
h
2,957,939
Encore Capital Group, Inc.
331,000 9.250%,  4/1/2029
h
352,433
FirstCash, Inc.
1,170,000 4.625%,  9/1/2028
h
1,108,204
658,000 5.625%,  1/1/2030
h
638,804

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Financials  11.8% - continued
Fortress Transportation and
Infrastructure Investors, LLC
$ 1,154,000 7.000%,  5/1/2031
h
$ 1,186,790
950,000 7.000%,  6/15/2032
h
974,703
Freedom Mortgage Corporation
686,000 7.625%,  5/1/2026
h
688,470
Freedom Mortgage Holdings, LLC
1,500,000 9.250%,  2/1/2029
h
1,536,180
GGAM Finance, Ltd.
689,000 8.000%,  2/15/2027
h
711,813
676,000 8.000%,  6/15/2028
h
712,689
140,000 6.875%,  4/15/2029
h
142,669
Global Aircraft Leasing Company,
Ltd.
1,700,000 8.750%,  9/1/2027
h
1,756,672
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
h
1,834,200
goeasy, Ltd.
1,112,000 9.250%,  12/1/2028
h
1,185,744
548,000 6.875%,  5/15/2030
e,h
556,702
HAT Holdings I, LLC/HAT Holdings
II, LLC
469,000 8.000%,  6/15/2027
h
491,280
Howard Hughes Corporation
399,000 4.125%,  2/1/2029
h
367,442
HSBC Holdings plc
679,000 6.875%,  9/11/2029
b,j
681,878
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
h
1,959,963
539,000 7.375%,  1/31/2032
h
549,834
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,267,000 5.250%,  5/15/2027 2,111,963
219,000 9.750%,  1/15/2029 218,835
Intesa Sanpaolo SPA
459,000 4.198%,  6/1/2032
b,h
401,901
J.P. Morgan Chase & Company
344,000 4.600%,  2/1/2025
b,j
342,350
1,534,000 4.000%,  4/1/2025
b,j
1,510,089
344,000 3.650%,  6/1/2026
b,j
332,932
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
h
384,142
394,000 7.125%,  4/30/2031
h
408,395
657,000 6.125%,  11/1/2032
h
657,425
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
h
501,806
879,000 6.625%,  10/15/2031
h
875,331
Jefferson Capital Holdings, LLC
545,000 6.000%,  8/15/2026
h
543,114
1,363,000 9.500%,  2/15/2029
h
1,449,764
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
680,000 4.250%,  2/1/2027
h
658,403
560,000 4.750%,  6/15/2029
h
533,526
Liberty Mutual Group, Inc.
184,000 4.125%,  12/15/2051
b,h
173,632
Principal
Amount Long-Term Fixed Income  91.5% Value
Financials  11.8% - continued
Macquarie Airfinance Holdings,
Ltd.
$ 1,449,000 6.400%,  3/26/2029
h
$ 1,493,187
682,000 6.500%,  3/26/2031
h
708,489
Midcap Financial Issuer Trust
688,000 6.500%,  5/1/2028
h
650,289
Molina Healthcare, Inc.
1,150,000 4.375%,  6/15/2028
h
1,103,382
MPT Operating Partnership, LP/
MPT Finance Corporation
2,289,000 4.625%,  8/1/2029
i
1,780,182
Nationstar Mortgage Holdings,
Inc.
639,000 6.500%,  8/1/2029
h
638,974
686,000 5.125%,  12/15/2030
h
642,216
NatWest Group plc
459,000 8.125%,  11/10/2033
b,j
491,848
Navient Corporation
399,000 5.500%,  3/15/2029
i
380,094
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
424,000 4.500%,  9/30/2028
h
390,513
OneMain Finance Corporation
1,426,000 3.500%,  1/15/2027 1,360,944
239,000 3.875%,  9/15/2028 220,287
1,645,000 9.000%,  1/15/2029 1,742,873
1,152,000 4.000%,  9/15/2030 1,014,097
Park Intermediate Holdings, LLC
859,000 4.875%,  5/15/2029
h
818,194
PNC Financial Services Group,
Inc.
658,000 3.400%,  9/15/2026
b,j
606,510
PRA Group, Inc.
1,373,000 8.375%,  2/1/2028
h
1,411,797
RHP Hotel Properties, LP/RHP
Finance Corporation
658,000 4.500%,  2/15/2029
h
629,996
RLJ Lodging Trust, LP
271,000 4.000%,  9/15/2029
h
244,246
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,367,000 3.875%,  3/1/2031
h
2,108,190
802,000 4.000%,  10/15/2033
h
691,691
Ryan Specialty, LLC
1,315,000 5.875%,  8/1/2032
h
1,310,608
Service Properties Trust
920,000 8.375%,  6/15/2029 899,082
385,000 8.625%,  11/15/2031
h
406,877
SLM Corporation
386,000 4.200%,  10/29/2025 378,900
Synchrony Financial
348,000 7.250%,  2/2/2033 356,312
United Wholesale Mortgage, LLC
1,318,000 5.500%,  4/15/2029
h
1,256,977
Wells Fargo & Company
345,000 3.900%,  3/15/2026
b,j
334,127
World Acceptance Corporation
344,000 7.000%,  11/1/2026
h,i
340,510
XHR, LP
331,000 6.375%,  8/15/2025
h
330,868

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Financials  11.8% - continued
$ 322,000 4.875%,  6/1/2029
h
$ 302,246
Total 75,112,513
Technology  6.7%
Amentum Holdings, Inc.
959,000 7.250%,  8/1/2032
h
993,301
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
h,i
1,691,032
Block, Inc.
2,414,000 6.500%,  5/15/2032
h
2,456,885
Boost Newco Borrower, LLC
902,000 7.500%,  1/15/2031
h
950,906
Central Parent, Inc./CDK Global,
Inc.
658,000 7.250%,  6/15/2029
h
660,488
Cloud Software Group, Inc.
2,674,000 6.500%,  3/31/2029
h
2,611,331
1,157,000 9.000%,  9/30/2029
h
1,156,895
CommScope, LLC
328,000 6.000%,  3/1/2026
h
320,196
Consensus Cloud Solutions, Inc.
338,000 6.000%,  10/15/2026
h
334,312
CoreLogic, Inc.
405,000 4.500%,  5/1/2028
h
380,303
Dye & Durham, Ltd.
1,012,000 8.625%,  4/15/2029
h
1,072,776
Entegris, Inc.
1,377,000 5.950%,  6/15/2030
h
1,375,498
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
h
927,711
Gen Digital, Inc.
54,000 6.750%,  9/30/2027
h
54,927
817,000 7.125%,  9/30/2030
h,i
845,522
II-VI, Inc.
638,000 5.000%,  12/15/2029
h
612,034
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
h
3,390,805
610,000 5.000%,  7/15/2028
h
594,436
770,000 5.250%,  7/15/2030
h
744,486
1,830,000 4.500%,  2/15/2031
h
1,699,218
McAfee Corporation
972,000 7.375%,  2/15/2030
h,i
937,098
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
h
594,327
NCR Voyix Corporation
876,000 5.000%,  10/1/2028
h
842,684
474,000 5.125%,  4/15/2029
h
452,996
Neptune Bidco US, Inc.
1,712,000 9.290%,  4/15/2029
h
1,599,913
Newfold Digital Holdings Group,
Inc.
405,000 11.750%,  10/15/2028
h
399,424
Open Text Corporation
1,828,000 3.875%,  12/1/2029
h
1,667,698
Open Text Holdings, Inc.
1,197,000 4.125%,  2/15/2030
h
1,098,899
Pitney Bowes, Inc.
338,000 6.875%,  3/15/2027
h
334,400
RingCentral, Inc.
1,359,000 8.500%,  8/15/2030
h
1,437,304
Principal
Amount Long-Term Fixed Income  91.5% Value
Technology  6.7% - continued
Rocket Software, Inc.
$ 810,000 9.000%,  11/28/2028
h
$ 843,782
Seagate HDD Cayman
1,988,000 4.091%,  6/1/2029 1,874,384
Sensata Technologies BV
591,000 4.000%,  4/15/2029
h
552,644
Sensata Technologies, Inc.
383,000 3.750%,  2/15/2031
h
341,830
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,000,000 4.625%,  11/1/2026
h
983,275
155,000 6.750%,  8/15/2032
h
159,030
SS&C Technologies, Inc.
1,317,000 6.500%,  6/1/2032
h
1,340,614
UKG, Inc.
1,163,000 6.875%,  2/1/2031
h
1,191,507
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
h
1,457,347
Xerox Holdings Corporation
154,000 5.000%,  8/15/2025
h,i
151,058
1,476,000 5.500%,  8/15/2028
h
1,210,410
Total 42,343,686
Transportation  1.7%
American Airlines Group, Inc.
469,000 3.750%,  3/1/2025
h
464,228
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
711,500 5.500%,  4/20/2026
h
709,362
315,000 5.750%,  4/20/2029
h
311,925
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
884,000 5.375%,  3/1/2029
h,i
822,763
DCLI Bidco, LLC
592,000 7.750%,  11/15/2029
h
602,006
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
h
804,500
JetBlue Airways Corporation/
JetBlue Loyalty, LP
1,263,000 9.875%,  9/20/2031
h
1,312,471
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
h,i
1,414,880
RXO, Inc.
1,619,000 7.500%,  11/15/2027
h
1,668,865
Stena International SA
691,000 7.250%,  1/15/2031
h
717,352
United Airlines, Inc.
739,000 4.375%,  4/15/2026
h
726,234
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
h
396,201
1,120,000 6.375%,  2/1/2030
h,i
958,714
Total 10,909,501
Utilities  3.8%
AES Corporation
459,000 7.600%,  1/15/2055
b
475,690
Algonquin Power & Utilities
Corporation
785,000 4.750%,  1/18/2082
b
735,097

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.5% Value
Utilities  3.8% - continued
Alpha Generation, LLC
$ 562,000 6.750%,  10/15/2032
h
$ 569,895
Calpine Corporation
1,145,000 4.500%,  2/15/2028
h
1,102,811
Dominion Energy, Inc.
459,000 7.000%,  6/1/2054
b
488,376
Duke Energy Corporation
450,000 6.450%,  9/1/2054
b
457,367
Edison International
1,155,000 5.000%,  12/15/2026
b,j
1,124,153
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
h
874,855
Lightning Power, LLC
956,000 7.250%,  8/15/2032
h
994,566
NextEra Energy Operating
Partners, LP
1,244,000 3.875%,  10/15/2026
h
1,199,257
NiSource, Inc.
285,000 6.375%,  3/31/2055
b
284,466
NRG Energy, Inc.
1,060,000 5.250%,  6/15/2029
h
1,035,833
526,000 6.000%,  2/1/2033
h
523,089
526,000 6.250%,  11/1/2034
h
525,446
PG&E Corporation
1,944,000 5.000%,  7/1/2028 1,896,077
Sunnova Energy Corporation
459,000 5.875%,  9/1/2026
h
410,258
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
h
1,415,294
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
h
2,334,429
TerraForm Power Operating, LLC
2,910,000 5.000%,  1/31/2028
h
2,843,116
Vistra Corporation
2,835,000 7.000%,  12/15/2026
b,h,j
2,858,947
Vistra Operations Company, LLC
2,042,000 5.000%,  7/31/2027
h
2,015,137
Total 24,164,159
Total Long-Term Fixed Income
(cost $589,412,833) 579,872,533
Shares
Collateral Held for Securities
Loaned 8.2% Value
52,200,760 Thrivent Cash Management Trust 52,200,760
Total Collateral Held for
Securities Loaned
(cost $52,200,760) 52,200,760
Shares
Registered Investment
Companies   2.2% Value
U.S. Unaffiliated   2.2%
370,497 iShares Broad USD High Yield
Corporate Bond ETF 13,756,553
Total 13,756,553
Total Registered Investment
Companies (cost $13,763,483) 13,756,553
Shares Preferred Stock 0.1% Value
Capital Goods  0.1%
9,296 Boeing Company, Convertible,
6.000%
k
$ 499,474
Total 499,474
Total Preferred Stock
(cost $474,664) 499,474
Shares Short-Term Investments 2.1% Value
Thrivent Core Short-Term Reserve
Fund
1,319,147 5.100% 13,191,467
Total Short-Term Investments
(cost $13,185,978) 13,191,467
Total Investments (cost
$689,012,089) 107.3% $679,580,688
Other Assets and Liabilities, Net
(7.3%) (46,175,001)
Total Net Assets 100.0% $633,405,687
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2024.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $498,213,920 or
78.7% of total net assets.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of October 31, 2024 was $20,110 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
October 31, 2024.

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
October 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 50,242,067
Total lending $50,242,067
Gross amount payable upon return of
collateral for securities loaned $52,200,760
Net amounts due to counterparty $1,958,693
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $10,724,657
Gross unrealized depreciation (21,769,776)
Net unrealized appreciation (depreciation) ($11,045,119)
Cost for federal income tax purposes $690,625,807

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,022,654 – 1,022,654 –
Capital Goods 1,370,452 – 1,370,452 –
Communications Services 2,675,211 – 2,675,211 –
Consumer Cyclical 1,376,853 – 1,376,853 –
Consumer Non-Cyclical 4,548,452 – 4,548,452 –
Financials 3,174,067 – 3,174,067 –
Technology 1,358,413 – 1,358,413 –
Transportation 4,533,799 – 4,533,799 –
Long-Term Fixed Income
Basic Materials 34,716,657 – 34,716,657 –
Capital Goods 60,648,734 – 60,648,734 –
Communications Services 78,144,595 – 78,144,595 –
Consumer Cyclical 105,132,412 – 105,132,412 –
Consumer Non-Cyclical 68,212,043 – 68,212,043 –
Energy 80,488,233 – 80,488,233 –
Financials 75,112,513 – 75,112,513 –
Technology 42,343,686 – 42,343,686 –
Transportation 10,909,501 – 10,909,501 –
Utilities 24,164,159 – 24,164,159 –
Registered Investment Companies
U.S. Unaffiliated 13,756,553 13,756,553 – –
Preferred Stock
Capital Goods 499,474 499,474 – –
Subtotal Investments in Securities $614,188,461 $14,256,027 $599,932,434 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,191,467
Collateral Held for Securities Loaned 52,200,760
Subtotal Other Investments $65,392,227
Total Investments at Value $679,580,688
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,034,050)
Total Credit Contracts (1,034,050)
Total ($1,034,050)

High Yield Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (212,873)
Total Credit Contracts (212,873)
Total ($212,873)
The following table presents High Yield Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($294,430)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $22,099 $173,045 $181,953 $13,191 1,319 2.1%
Total Affiliated Short-Term Investments 22,099 13,191 2.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   44,465 252,332 244,596 52,201 52,201 8.2
Total Collateral Held for Securities Loaned 44,465 52,201 8.2
Total Value $66,564 $65,392
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $933
Total Income/Non Cash Income from Affiliated Investments $933
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 304
Total Affiliated Income from Securities Loaned, Net $304
Total $– $– $–

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 96.5% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 58,220
5.352%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 30,630
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
73,703
5.408%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
68,490
Total 99,120
Basic Materials  2.0%
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c
129,037
Anglo American Capital plc
1,450,000 4.750%,  4/10/2027
c
1,441,978
Celanese US Holdings, LLC
2,200,000 6.550%,  11/15/2030 2,305,312
FMC Corporation
3,600,000 5.650%,  5/18/2033
d
3,628,769
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 175,199
Glencore Funding, LLC
1,225,000 5.893%,  4/4/2054
c
1,238,302
1,200,000 3.375%,  9/23/2051
c
817,531
1,800,000 2.500%,  9/1/2030
c
1,571,353
International Flavors & Fragrances,
Inc.
1,300,000 1.832%,  10/15/2027
c
1,190,635
3,350,000 2.300%,  11/1/2030
c
2,869,170
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,550,000 5.350%,  3/15/2034 1,574,653
Olin Corporation
180,000 5.125%,  9/15/2027 177,528
Sherwin-Williams Company
1,375,000 4.800%,  9/1/2031 1,360,258
Smurfit Kappa Treasury, ULC
2,150,000 5.777%,  4/3/2054
c
2,170,696
1,700,000 5.438%,  4/3/2034
c
1,709,996
Total 22,360,417
Capital Goods  4.8%
BAE Systems plc
625,000 5.500%,  3/26/2054
c
630,538
1,700,000 3.400%,  4/15/2030
c
1,575,040
1,400,000 1.900%,  2/15/2031
c
1,168,379
Boeing Company
1,250,000 5.805%,  5/1/2050 1,178,953
1,675,000 6.858%,  5/1/2054
c
1,795,980
1,550,000 5.930%,  5/1/2060 1,444,732
850,000 6.528%,  5/1/2034
c
896,195
3,000,000 5.705%,  5/1/2040 2,885,911
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,273,075
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,083,738
GFL Environmental, Inc.
3,300,000 6.750%,  1/15/2031
c
3,397,736
Principal
Amount Long-Term Fixed Income  96.5% Value
Capital Goods  4.8% - continued
Howmet Aerospace, Inc.
$ 3,750,000 3.000%,  1/15/2029 $ 3,496,348
1,600,000 5.950%,  2/1/2037 1,689,355
Ingersoll Rand, Inc.
550,000 5.400%,  8/14/2028 562,371
750,000 5.700%,  8/14/2033 779,313
John Deere Capital Corporation
2,300,000 5.100%,  4/11/2034 2,332,088
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,518,928
Northrop Grumman Corporation
1,200,000 4.700%,  3/15/2033 1,178,832
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028 2,201,454
2,200,000 6.300%,  2/15/2030 2,278,191
Republic Services, Inc.
3,900,000 4.875%,  4/1/2029 3,922,760
RTX Corporation
1,000,000 3.030%,  3/15/2052 661,585
850,000 6.400%,  3/15/2054 956,568
2,150,000 6.000%,  3/15/2031 2,277,136
850,000 6.100%,  3/15/2034 910,452
1,075,000 4.450%,  11/16/2038 981,411
Spirit AeroSystems, Inc.
3,250,000 4.600%,  6/15/2028
d
3,100,782
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,844,709
Textron, Inc.
1,440,000 3.650%,  3/15/2027 1,402,698
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,572,816
Total 53,998,074
Collateralized Mortgage Obligations  <0.1%
Wachovia Mortgage Loan Trust,
LLC
25,859
6.800%,  5/20/2036, Ser.
2006-A, Class 2A1
b
25,085
Total 25,085
Communications Services  7.7%
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,391,846
1,900,000 1.875%,  10/15/2030 1,595,864
1,100,000 5.650%,  3/15/2033 1,126,953
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,272,131
1,519,000 4.300%,  2/15/2030 1,478,725
1,750,000 2.750%,  6/1/2031 1,537,292
3,368,000 2.550%,  12/1/2033 2,739,706
3,200,000 5.400%,  2/15/2034 3,249,027
1,800,000 4.500%,  3/9/2048 1,531,191
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,350,000 5.375%,  6/1/2029
c
3,197,744
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,350,000 6.100%,  6/1/2029 2,400,070
1,550,000 6.550%,  6/1/2034 1,578,986

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Communications Services  7.7% - continued
$ 1,550,000 6.384%,  10/23/2035 $ 1,550,602
2,000,000 3.500%,  6/1/2041 1,368,977
2,850,000 6.484%,  10/23/2045 2,692,606
Comcast Corporation
2,300,000 5.300%,  6/1/2034 2,340,070
1,600,000 4.600%,  10/15/2038 1,479,000
1,800,000 4.650%,  7/15/2042 1,629,543
Crown Castle, Inc.
1,800,000 3.800%,  2/15/2028 1,739,345
1,800,000 4.300%,  2/15/2029 1,750,495
Meta Platforms, Inc.
1,500,000 5.600%,  5/15/2053 1,554,908
1,750,000 4.800%,  5/15/2030 1,773,982
1,750,000 4.950%,  5/15/2033 1,777,351
Netflix, Inc.
2,155,000 5.875%,  11/15/2028 2,251,178
1,200,000 6.375%,  5/15/2029 1,282,176
3,700,000 4.875%,  6/15/2030
c
3,721,238
Rogers Communications, Inc.
1,400,000 5.000%,  2/15/2029 1,400,547
900,000 5.300%,  2/15/2034 892,863
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 139,418
5,050,000 8.750%,  3/15/2032 6,105,642
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,502,064
1,850,000 4.850%,  1/15/2029 1,852,569
1,200,000 3.500%,  4/15/2031 1,100,338
1,200,000 3.000%,  2/15/2041 881,568
Verizon Communications, Inc.
1,150,000 5.500%,  2/23/2054 1,143,982
1,400,000 4.000%,  3/22/2050 1,104,992
1,409,000 1.680%,  10/30/2030 1,171,722
1,493,000 4.780%,  2/15/2035
c
1,437,982
2,800,000 3.400%,  3/22/2041 2,167,300
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
c,d
2,707,285
Vodafone Group plc
1,900,000 5.750%,  6/28/2054 1,883,473
Warnermedia Holdings, Inc.
1,940,000 4.054%,  3/15/2029 1,812,370
5,150,000 4.279%,  3/15/2032 4,513,116
3,450,000 5.050%,  3/15/2042 2,753,244
Total 85,581,481
Consumer Cyclical  8.2%
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 842,312
American Honda Finance
Corporation
3,300,000 5.050%,  7/10/2031 3,311,788
BMW US Capital, LLC
1,400,000 4.850%,  8/13/2031
c
1,382,538
BorgWarner, Inc.
1,725,000 4.950%,  8/15/2029 1,718,150
2,400,000 5.400%,  8/15/2034 2,386,995
D.R. Horton, Inc.
2,300,000 5.000%,  10/15/2034 2,251,877
Daimler Trucks Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
c
2,034,767
Principal
Amount Long-Term Fixed Income  96.5% Value
Consumer Cyclical  8.2% - continued
$ 3,500,000 2.375%,  12/14/2028
c
$ 3,176,329
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,327,316
Ford Motor Company
1,300,000 3.250%,  2/12/2032 1,087,630
Ford Motor Credit Company, LLC
2,375,000 5.125%,  11/5/2026 2,364,643
1,900,000 5.850%,  5/17/2027 1,918,025
1,250,000 6.800%,  5/12/2028 1,294,774
1,700,000 7.350%,  3/6/2030 1,803,307
2,600,000 6.050%,  3/5/2031
d
2,616,003
2,800,000 6.054%,  11/5/2031 2,800,000
General Motors Company
1,575,000 6.800%,  10/1/2027 1,651,469
General Motors Financial
Company, Inc.
3,100,000 5.750%,  2/8/2031 3,156,446
2,300,000 6.400%,  1/9/2033 2,417,336
1,350,000 6.100%,  1/7/2034 1,386,979
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,727,746
Harley-Davidson Financial
Services, Inc.
1,050,000 6.500%,  3/10/2028
c
1,077,706
2,050,000 5.950%,  6/11/2029
c
2,054,689
Home Depot, Inc.
750,000 4.850%,  6/25/2031 754,312
950,000 4.950%,  6/25/2034 950,268
1,820,000 4.250%,  4/1/2046 1,565,859
Hyatt Hotels Corporation
1,658,000 5.750%,  4/23/2030 1,703,046
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
c
2,264,029
4,400,000 6.200%,  9/21/2030
c
4,618,686
Kohl's Corporation
2,600,000 4.625%,  5/1/2031 2,156,216
Las Vegas Sands Corporation
950,000 6.000%,  8/15/2029 969,114
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,288,385
3,250,000 2.625%,  4/1/2031 2,852,733
Marriott International, Inc./MD
4,100,000 4.625%,  6/15/2030 4,043,830
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,574,842
Nissan Motor Acceptance
Company, LLC
1,300,000 7.050%,  9/15/2028
c
1,349,757
PACCAR Financial Corporation
1,250,000 4.600%,  1/31/2029
d
1,253,607
Tapestry, Inc.
850,000 7.000%,  11/27/2026 868,337
Target Corporation
2,250,000 2.950%,  1/15/2052 1,499,325
1,250,000 4.500%,  9/15/2034 1,210,445
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,614,652
Toyota Motor Credit Corporation
3,500,000 4.550%,  5/17/2030 3,465,113

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Consumer Cyclical  8.2% - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 90,000 4.250%,  12/1/2026
c
$ 88,284
2,425,000 5.750%,  2/1/2027
c
2,441,638
1,200,000 3.750%,  2/15/2027
c
1,158,679
90,000 4.625%,  12/1/2029
c
86,452
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,642,069
ZF North America Capital, Inc.
2,350,000 6.750%,  4/23/2030
c
2,316,474
Total 91,524,977
Consumer Non-Cyclical  8.7%
Abbott Laboratories
2,000,000 6.000%,  4/1/2039 2,196,313
AbbVie, Inc.
950,000 5.400%,  3/15/2054 957,187
950,000 5.050%,  3/15/2034 957,059
1,900,000 4.550%,  3/15/2035 1,828,836
2,900,000 4.300%,  5/14/2036 2,705,992
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 3,018,086
2,100,000 5.250%,  3/2/2033 2,121,675
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,725,093
Anheuser-Busch InBev Worldwide,
Inc.
2,500,000 3.500%,  6/1/2030 2,355,773
414,000 4.600%,  4/15/2048 375,862
1,800,000 4.439%,  10/6/2048 1,575,416
AstraZeneca Finance, LLC
1,400,000 4.850%,  2/26/2029 1,413,323
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,491,386
2,500,000 1.375%,  8/6/2030 2,094,385
BAT Capital Corporation
3,000,000 2.259%,  3/25/2028 2,752,531
1,900,000 6.343%,  8/2/2030 2,004,981
1,100,000 5.834%,  2/20/2031 1,134,778
1,600,000 7.750%,  10/19/2032 1,838,046
Becton, Dickinson and Company
2,194,000 3.794%,  5/20/2050 1,680,960
1,450,000 5.081%,  6/7/2029 1,466,256
Bristol-Myers Squibb Company
850,000 6.250%,  11/15/2053 938,855
Bunge, Ltd. Finance Corporation
725,000 4.650%,  9/17/2034 695,348
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
862,087
Conagra Brands, Inc.
1,450,000 5.300%,  11/1/2038 1,397,885
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 349,766
1,150,000 4.800%,  1/15/2029 1,149,257
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,090,098
1,050,000 4.250%,  4/1/2050 801,598
1,350,000 5.125%,  2/21/2030 1,340,848
1,850,000 5.550%,  6/1/2031 1,864,014
Principal
Amount Long-Term Fixed Income  96.5% Value
Consumer Non-Cyclical  8.7% - continued
$ 2,200,000 2.125%,  9/15/2031 $ 1,784,708
Eli Lilly & Company
1,400,000 5.100%,  2/9/2064 1,343,205
1,750,000 4.700%,  2/27/2033 1,742,152
HCA, Inc.
2,500,000 5.625%,  9/1/2028 2,550,241
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,754,328
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
800,000 5.500%,  1/15/2030 798,359
1,650,000 3.625%,  1/15/2032 1,456,475
2,600,000 3.000%,  5/15/2032 2,189,072
Kenvue, Inc.
1,150,000 5.000%,  3/22/2030 1,168,498
Kraft Heinz Foods Company
1,230,000 4.375%,  6/1/2046 1,030,834
Mattel, Inc.
1,250,000 3.375%,  4/1/2026
c
1,220,583
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,681,101
Nestle Holdings, Inc.
2,100,000 4.850%,  3/14/2033
c
2,107,782
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,632,365
Pfizer Investment Enterprises,
Private Ltd.
1,675,000 5.300%,  5/19/2053 1,639,070
2,000,000 5.340%,  5/19/2063 1,924,677
833,000 4.750%,  5/19/2033 820,674
Philip Morris International, Inc.
3,500,000 5.500%,  9/7/2030 3,606,792
1,650,000 5.125%,  2/13/2031 1,665,324
2,065,000 5.750%,  11/17/2032 2,150,501
3,000,000 5.250%,  2/13/2034 3,007,848
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 906,756
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
c
1,683,744
1,450,000 4.985%,  3/8/2034
c
1,458,308
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
693,638
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,092,576
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,509,572
2,400,000 5.300%,  7/5/2034 2,432,001
Viterra Finance BV
2,250,000 5.250%,  4/21/2032
c,d
2,220,339
Total 97,455,217
Energy  6.9%
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,441,599
BP Capital Markets plc
1,400,000 6.450%,  12/1/2033
b,e
1,460,969
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030 715,584

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Energy  6.9% - continued
Cheniere Energy Partners, LP
$ 5,190,000 4.500%,  10/1/2029 $ 4,996,985
1,500,000 4.000%,  3/1/2031 1,386,846
1,350,000 5.950%,  6/30/2033 1,388,399
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034 905,727
Columbia Pipelines Holding
Company, LLC
750,000 5.097%,  10/1/2031
c
733,314
Diamondback Energy, Inc.
450,000 5.150%,  1/30/2030 452,682
450,000 5.400%,  4/18/2034 449,209
Energy Transfer, LP
900,000 8.000%,  5/15/2054
b
953,636
1,550,000 6.050%,  9/1/2054 1,551,867
1,000,000 6.500%,  11/15/2026
b,e
996,847
2,100,000 4.200%,  4/15/2027 2,071,917
2,350,000 3.750%,  5/15/2030 2,192,008
900,000 5.550%,  5/15/2034 903,736
Enterprise Products Operating,
LLC
900,000
8.343%,  (TSFR3M +
3.248%), 8/16/2077
b
893,250
EQM Midstream Partners, LP
2,900,000 7.500%,  6/1/2030
c
3,118,698
1,475,000 4.750%,  1/15/2031
c
1,402,160
Expand Energy Corporation
3,700,000 5.375%,  3/15/2030 3,638,506
1,500,000 4.750%,  2/1/2032 1,409,716
Halliburton Company
2,200,000 4.850%,  11/15/2035 2,116,009
Hess Corporation
1,400,000 4.300%,  4/1/2027 1,385,174
Marathon Oil Corporation
2,900,000 5.300%,  4/1/2029 2,952,035
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,740,291
950,000 5.500%,  6/1/2034 948,099
National Fuel Gas Company
2,025,000 5.500%,  1/15/2026 2,035,441
ONEOK, Inc.
600,000 5.650%,  11/1/2028 616,135
4,600,000 6.350%,  1/15/2031 4,889,593
Ovintiv, Inc.
1,150,000 5.650%,  5/15/2028 1,166,037
Phillips 66 Company
2,250,000 4.950%,  12/1/2027 2,271,820
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,028,747
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,678,794
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,705,426
South Bow Canadian Infrastructure
Holdings, Ltd.
1,475,000 7.625%,  3/1/2055
b,c
1,518,788
South Bow USA Infrastructure
Holdings, LLC
1,825,000 5.026%,  10/1/2029
c
1,795,624
Principal
Amount Long-Term Fixed Income  96.5% Value
Energy  6.9% - continued
Targa Resources Corporation
$ 1,400,000 6.125%,  3/15/2033 $ 1,462,911
775,000 5.500%,  2/15/2035 773,281
TotalEnergies Capital SA
3,500,000 5.488%,  4/5/2054 3,477,376
700,000 5.150%,  4/5/2034 706,453
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,181,561
Western Gas Partners, LP
3,300,000 4.650%,  7/1/2026 3,271,576
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,219,236
1,800,000 7.500%,  1/15/2031 2,004,877
1,730,000 4.850%,  3/1/2048 1,519,219
Total 77,528,158
Financials  34.4%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 6.950%,  3/10/2055
b
1,236,962
1,500,000 4.625%,  10/15/2027 1,489,219
2,200,000 3.875%,  1/23/2028 2,130,273
2,900,000 6.150%,  9/30/2030 3,045,116
1,600,000 3.400%,  10/29/2033 1,371,915
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,e
2,812,499
1,200,000 3.625%,  4/1/2027 1,162,801
1,500,000 3.000%,  2/1/2030 1,354,081
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
c
1,112,216
Allianz SE
1,000,000 5.600%,  9/3/2054
b,c
1,006,950
Ally Financial, Inc.
2,580,000 5.750%,  11/20/2025 2,590,121
1,250,000 8.000%,  11/1/2031 1,390,820
American Express Company
1,700,000 6.489%,  10/30/2031
b
1,831,167
2,000,000 5.284%,  7/26/2035
b
2,004,519
American Homes 4 Rent, LP
1,450,000 2.375%,  7/15/2031 1,221,077
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,312,019
1,500,000 5.898%,  7/10/2034
b,c
1,527,578
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,421,238
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,359,674
1,200,000 2.875%,  6/15/2027 1,127,193
2,050,000 5.875%,  3/1/2029 2,064,878
Associated Banc-Corp
1,850,000 4.250%,  1/15/2025 1,843,359
Australia & New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,766,724
Avolon Holdings Funding, Ltd.
3,600,000 4.375%,  5/1/2026
c
3,544,764
2,400,000 5.750%,  11/15/2029
c
2,437,359
Banco Santander SA
3,000,000 5.294%,  8/18/2027 3,022,300
1,400,000 5.439%,  7/15/2031 1,422,728

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Financials  34.4% - continued
Bank of America Corporation
$ 2,800,000 3.705%,  4/24/2028
b
$ 2,728,349
1,500,000 5.202%,  4/25/2029
b
1,514,731
3,000,000 5.819%,  9/15/2029
b
3,096,600
1,175,000 3.974%,  2/7/2030
b
1,130,830
2,030,000 3.194%,  7/23/2030
b
1,877,969
2,750,000 2.572%,  10/20/2032
b
2,338,367
3,200,000 4.571%,  4/27/2033
b
3,083,351
1,400,000 5.468%,  1/23/2035
b
1,420,811
3,950,000 2.482%,  9/21/2036
b
3,239,969
1,200,000 4.244%,  4/24/2038
b
1,084,491
Bank of Montreal
2,850,000 5.511%,  6/4/2031 2,917,855
Bank of New York Mellon
Corporation
2,075,000 5.802%,  10/25/2028
b
2,141,878
2,200,000 4.543%,  2/1/2029
b
2,187,194
Barclays plc
2,400,000 6.125%,  12/15/2025
b,e
2,386,869
2,200,000 5.829%,  5/9/2027
b
2,226,247
675,000 5.674%,  3/12/2028
b
685,416
2,100,000 4.837%,  9/10/2028
b
2,090,065
850,000 9.625%,  12/15/2029
b,e
935,322
1,900,000 2.645%,  6/24/2031
b
1,660,113
BBVA Bancomer SA/Texas
750,000 5.250%,  9/10/2029
c
743,475
Berkshire Hathaway Finance
Corporation
4,500,000 2.850%,  10/15/2050 2,945,041
1,050,000 4.250%,  1/15/2049 916,694
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025 1,422,665
1,550,000 4.950%,  9/26/2027
c
1,521,671
Blackstone Secured Lending Fund
1,075,000 5.875%,  11/15/2027 1,088,202
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,950,311
900,000 6.600%,  9/15/2029
c,d
911,060
Blue Owl Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
958,836
Blue Owl Technology Finance
Corporation II
1,900,000 6.750%,  4/4/2029
c
1,890,656
BNP Paribas SA
1,350,000 8.500%,  8/14/2028
b,c,e
1,409,567
BPCE SA
1,250,000 6.612%,  10/19/2027
b,c
1,285,127
1,350,000 6.508%,  1/18/2035
b,c
1,386,825
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 910,574
Centene Corporation
3,145,000 3.375%,  2/15/2030 2,819,404
1,750,000 2.500%,  3/1/2031 1,463,560
1,800,000 2.625%,  8/1/2031 1,497,812
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,e
1,442,507
1,700,000 6.196%,  11/17/2029
b
1,785,702
1,450,000 4.000%,  12/1/2030
b,e
1,263,267
Citigroup, Inc.
1,510,000 4.450%,  9/29/2027 1,491,275
Principal
Amount Long-Term Fixed Income  96.5% Value
Financials  34.4% - continued
$ 2,000,000 4.075%,  4/23/2029
b
$ 1,946,097
2,050,000 5.174%,  2/13/2030
b
2,063,785
4,100,000 3.057%,  1/25/2033
b
3,562,787
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,429,681
1,325,000 5.718%,  7/23/2032
b
1,337,546
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d,e
1,135,972
COPT Defense Properties, LP
1,325,000 2.250%,  3/15/2026 1,274,399
Corebridge Financial, Inc.
1,450,000 6.375%,  9/15/2054
b
1,443,712
950,000 3.650%,  4/5/2027 925,484
1,350,000 3.850%,  4/5/2029 1,290,030
Corebridge Global Funding
1,350,000 5.900%,  9/19/2028
c
1,394,043
1,950,000 5.200%,  6/24/2029
c
1,963,622
Credit Suisse Group AG
2,300,000 5.250%,  N/A
*,f
230,000
2,350,000 7.250%,  N/A
*,f
235,000
1,300,000 7.500%,  N/A
*,f
130,000
Deutsche Bank AG/New York, NY
1,800,000 2.311%,  11/16/2027
b
1,703,102
2,450,000 4.999%,  9/11/2030
b
2,411,978
Discover Bank
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,561,229
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,152,266
1,250,000 6.100%,  10/15/2052 1,313,891
1,500,000 4.750%,  2/15/2033 1,456,878
EPR Properties
1,318,000 4.950%,  4/15/2028 1,295,408
1,700,000 3.750%,  8/15/2029 1,565,973
Extra Space Storage, LP
1,500,000 5.500%,  7/1/2030 1,531,811
3,550,000 5.900%,  1/15/2031 3,678,150
Fairfax Financial Holdings, Ltd.
2,350,000 6.100%,  3/15/2055
c
2,371,763
Fifth Third Bancorp
1,450,000 4.895%,  9/6/2030
b
1,433,522
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,772,859
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
c
3,135,468
4,250,000 6.875%,  8/15/2029 4,375,945
Goldman Sachs BDC, Inc.
800,000 6.375%,  3/11/2027 817,594
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,e
1,789,095
2,750,000 3.814%,  4/23/2029
b
2,651,012
2,300,000 4.223%,  5/1/2029
b
2,247,594
3,800,000 3.102%,  2/24/2033
b
3,318,253
Highwoods Realty, LP
950,000 4.125%,  3/15/2028 909,498
1,900,000 4.200%,  4/15/2029 1,802,586
HSBC Holdings plc
2,530,000 4.041%,  3/13/2028
b
2,478,911
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
b
2,781,676

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Financials  34.4% - continued
ING Groep NV
$ 2,000,000 6.083%,  9/11/2027
b
$ 2,043,553
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 906,528
1,250,000 5.450%,  8/15/2030 1,270,500
1,000,000 2.000%,  8/15/2031 819,486
J.P. Morgan Chase & Company
900,000 5.040%,  1/23/2028
b
904,830
2,300,000 6.875%,  6/1/2029
b,e
2,430,366
2,650,000 5.299%,  7/24/2029
b
2,689,336
1,700,000 6.087%,  10/23/2029
b
1,773,252
2,400,000 4.995%,  7/22/2030
b
2,407,711
1,500,000 4.603%,  10/22/2030
b
1,479,296
1,800,000 2.956%,  5/13/2031
b
1,613,571
800,000 2.580%,  4/22/2032
b
693,185
2,100,000 2.545%,  11/8/2032
b
1,791,710
2,700,000 4.586%,  4/26/2033
b
2,621,884
2,450,000 4.912%,  7/25/2033
b
2,425,733
2,000,000 5.717%,  9/14/2033
b
2,059,185
850,000 5.336%,  1/23/2035
b
857,326
2,900,000 4.946%,  10/22/2035
b
2,842,495
Jackson National Life Global
Funding
1,375,000 5.550%,  7/2/2027
c
1,394,151
KeyBank NA/Cleveland, OH
1,775,000 4.150%,  8/8/2025
d
1,762,291
KeyCorp
2,100,000 2.250%,  4/6/2027 1,972,243
1,650,000 6.401%,  3/6/2035
b
1,741,048
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,364,981
850,000 6.250%,  1/15/2036 856,975
Kimco Realty OP, LLC
1,250,000 6.400%,  3/1/2034 1,358,232
Lloyds Banking Group plc
1,090,000 4.650%,  3/24/2026 1,082,311
1,500,000 5.985%,  8/7/2027
b
1,527,799
1,500,000 5.462%,  1/5/2028
b
1,517,302
1,950,000 5.721%,  6/5/2030
b
1,996,695
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,e
1,182,752
Macquarie Airfinance Holdings,
Ltd.
1,450,000 5.150%,  3/17/2030
c
1,419,236
375,000 6.500%,  3/26/2031
c
389,565
Marsh & McLennan Companies,
Inc.
750,000 5.400%,  3/15/2055
g
745,246
1,000,000 4.850%,  11/15/2031
g
996,430
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
c
2,113,700
Met Tower Global Funding
1,850,000 5.250%,  4/12/2029
c
1,885,558
Metropolitan Life Global Funding I
3,050,000 4.300%,  8/25/2029
c
2,981,383
Mitsubishi UFJ Financial Group,
Inc.
2,250,000 5.133%,  7/20/2033
b
2,261,683
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,181,694
Principal
Amount Long-Term Fixed Income  96.5% Value
Financials  34.4% - continued
Morgan Stanley
$ 1,150,000 5.123%,  2/1/2029
b
$ 1,159,247
950,000 5.449%,  7/20/2029
b
968,338
2,350,000 5.656%,  4/18/2030
b
2,412,402
2,400,000 3.622%,  4/1/2031
b
2,246,081
1,900,000 1.794%,  2/13/2032
b
1,566,034
2,000,000 2.943%,  1/21/2033
b
1,737,590
950,000 4.889%,  7/20/2033
b
934,841
2,900,000 6.342%,  10/18/2033
b
3,121,105
1,100,000 6.627%,  11/1/2034
b
1,205,984
1,400,000 5.466%,  1/18/2035
b
1,418,263
Morgan Stanley Direct Lending
Fund
2,500,000 6.150%,  5/17/2029
c
2,492,795
Nationwide Building Society
2,200,000 6.557%,  10/18/2027
b,c
2,266,774
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,373,567
NatWest Group plc
600,000 3.754%,  11/1/2029
b
600,000
2,900,000 3.032%,  11/28/2035
b
2,514,990
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
c
2,292,852
NNN REIT, Inc.
900,000 5.600%,  10/15/2033 918,211
Omega Healthcare Investors, Inc.
1,667,000 4.750%,  1/15/2028 1,645,050
1,875,000 3.625%,  10/1/2029 1,736,079
PNC Financial Services Group,
Inc.
1,700,000 6.615%,  10/20/2027
b
1,760,316
3,000,000 5.068%,  1/24/2034
b
2,958,626
1,900,000 6.875%,  10/20/2034
b
2,111,545
Prologis, LP
1,250,000 1.750%,  2/1/2031 1,045,982
Prudential Financial, Inc.
1,500,000 6.500%,  3/15/2054
b
1,564,646
1,750,000 3.700%,  10/1/2050
b
1,587,567
Public Storage Operating
Company
1,250,000 5.125%,  1/15/2029 1,276,777
Realty Income Corporation
1,450,000 3.400%,  1/15/2030 1,351,324
2,775,000 3.200%,  2/15/2031 2,509,151
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,403,706
1,750,000 3.700%,  6/15/2030 1,645,000
1,000,000 5.250%,  1/15/2034 1,006,257
1,800,000 5.100%,  1/15/2035 1,775,427
Regions Financial Corporation
1,600,000 5.722%,  6/6/2030
b
1,624,300
1,350,000 5.502%,  9/6/2035
b
1,337,757
RGA Global Funding
3,500,000 6.000%,  11/21/2028
c
3,633,093
900,000 5.500%,  1/11/2031
c
917,939
Royal Bank of Canada
2,350,000 7.500%,  5/2/2084
b
2,470,985
Santander Holdings USA, Inc.
975,000 6.124%,  5/31/2027
b
989,219
Simon Property Group, LP
1,150,000 6.650%,  1/15/2054 1,319,050

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Financials  34.4% - continued
Societe Generale SA
$ 2,950,000 10.000%,  11/14/2028
b,c,e
$ 3,143,325
Standard Chartered plc
950,000 5.688%,  5/14/2028
b,c
962,982
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033
d
3,051,379
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
b
1,714,440
Truist Financial Corporation
1,100,000 6.047%,  6/8/2027
b
1,120,624
1,150,000 5.435%,  1/24/2030
b
1,163,796
U.S. Bancorp
2,150,000 5.775%,  6/12/2029
b
2,211,858
900,000 5.384%,  1/23/2030
b
914,412
900,000 5.678%,  1/23/2035
b
922,539
UBS Group AG
2,400,000 4.875%,  2/12/2027
b,c,e
2,276,037
4,900,000 3.869%,  1/12/2029
b,c
4,739,105
2,200,000 6.850%,  9/10/2029
b,c,e
2,180,695
250,000 3.091%,  5/14/2032
b,c
220,408
6,450,000 6.537%,  8/12/2033
b,c
6,927,771
1,350,000 9.250%,  11/13/2033
b,c,e
1,563,021
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,362,426
2,150,000 4.950%,  5/15/2062 1,955,448
760,000 4.750%,  7/15/2045 699,474
1,775,000 4.450%,  12/15/2048 1,533,915
Ventas Realty, LP
3,200,000 5.000%,  1/15/2035 3,092,627
Voya Financial, Inc.
1,000,000 5.000%,  9/20/2034 964,688
Wells Fargo & Company
3,050,000 3.526%,  3/24/2028
b
2,960,319
1,900,000 5.707%,  4/22/2028
b
1,936,869
1,500,000 6.303%,  10/23/2029
b
1,571,905
2,150,000 5.198%,  1/23/2030
b
2,171,373
2,750,000 4.478%,  4/4/2031
b
2,684,905
2,700,000 4.897%,  7/25/2033
b
2,649,259
1,900,000 6.491%,  10/23/2034
b
2,053,013
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,587,866
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,391,494
Total 385,366,893
Foreign Government  0.4%
Dominican Republic Government
International Bond
2,300,000 6.000%,  7/19/2028
c
2,308,986
1,875,000 6.000%,  2/22/2033
c
1,843,921
Total 4,152,907
Mortgage-Backed Securities  0.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,161,229 5.500%,  7/1/2053 7,150,151
Total 7,150,151
Principal
Amount Long-Term Fixed Income  96.5% Value
Technology  6.5%
Accenture Capital, Inc.
$ 1,000,000 3.900%,  10/4/2027 $ 987,540
850,000 4.250%,  10/4/2031 823,846
725,000 4.500%,  10/4/2034 700,801
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,201,344
1,750,000 3.950%,  8/8/2052 1,451,010
1,080,000 3.750%,  9/12/2047 876,789
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,008,665
1,743,000 3.469%,  4/15/2034
c
1,521,168
2,400,000 3.137%,  11/15/2035
c
1,971,982
3,950,000 3.187%,  11/15/2036
c
3,209,188
1,800,000 4.926%,  5/15/2037
c
1,726,139
Cisco Systems, Inc.
1,150,000 4.950%,  2/26/2031 1,165,079
1,400,000 5.050%,  2/26/2034 1,421,249
Dell International, LLC/EMC
Corporation
2,425,000 4.850%,  2/1/2035 2,329,571
274,000 8.350%,  7/15/2046 358,180
Equinix Europe 2 Financing
Corporation, LLC
2,700,000 5.500%,  6/15/2034 2,742,394
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,637,105
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,777,808
2,500,000 5.600%,  3/2/2033 2,569,743
2,800,000 5.150%,  8/12/2034 2,782,453
Foundry JV Holdco, LLC
1,500,000 6.150%,  1/25/2032
c
1,525,170
Global Payments, Inc.
900,000 5.300%,  8/15/2029 907,284
1,300,000 5.400%,  8/15/2032
d
1,306,157
Hewlett Packard Enterprise
Company
1,975,000 5.000%,  10/15/2034 1,916,546
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,095,183
1,400,000 2.950%,  4/15/2031 1,238,247
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,256,760
2,450,000 4.550%,  1/15/2035 2,380,521
Microchip Technology, Inc.
900,000 5.050%,  3/15/2029 903,285
Microsoft Corporation
1,600,000 2.500%,  9/15/2050 1,015,032
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,226,450
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 1,057,897
1,100,000 4.300%,  6/18/2029 1,069,894
800,000 3.250%,  5/11/2041 600,396
Oracle Corporation
2,700,000 5.550%,  2/6/2053 2,637,697
2,400,000 3.950%,  3/25/2051 1,829,763
3,300,000 6.150%,  11/9/2029 3,491,140
2,700,000 6.250%,  11/9/2032 2,896,639
1,800,000 4.300%,  7/8/2034 1,680,460
2,350,000 4.000%,  7/15/2046 1,850,104

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Technology  6.5% - continued
PayPal Holdings, Inc.
$ 2,300,000 5.150%,  6/1/2034 $ 2,317,514
Roper Technologies, Inc.
2,300,000 4.900%,  10/15/2034 2,246,928
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 2,016,255
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,586,865
Total 72,314,241
Transportation  2.0%
Air Canada
1,400,000 3.875%,  8/15/2026
c
1,354,338
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
640,000 5.500%,  4/20/2026
c,d
638,077
900,000 5.750%,  4/20/2029
c
891,214
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,368,080
1,800,000 4.050%,  6/15/2048 1,492,981
Canadian Pacific Railway
Company
1,480,000 4.700%,  5/1/2048 1,327,026
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,900,000 4.750%,  10/20/2028
c
2,867,658
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,061,325
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,117,163
Mileage Plus Holdings, LLC
1,925,000 6.500%,  6/20/2027
c
1,944,000
Norfolk Southern Corporation
4,000,000 4.450%,  3/1/2033 3,863,839
Southwest Airlines Company
1,375,000 2.625%,  2/10/2030 1,219,794
United Airlines Pass Through Trust
454,192 3.750%,  9/3/2026 446,081
United Airlines, Inc.
2,100,000 4.375%,  4/15/2026
c
2,063,723
225,000 4.625%,  4/15/2029
c
215,348
Total 22,870,647
U.S. Government & Agencies  6.0%
U.S. Treasury Bonds
2,300,000 4.250%,  2/15/2054 2,210,875
11,950,000 4.625%,  5/15/2054 12,228,211
8,750,000 4.250%,  8/15/2054 8,420,508
1,000,000 3.875%,  2/15/2043 914,414
4,500,000 4.375%,  8/15/2043 4,388,379
U.S. Treasury Notes
14,000,000 3.500%,  9/30/2029 13,596,406
2,300,000 4.375%,  11/30/2030 2,320,305
1,550,000 4.000%,  2/15/2034 1,516,578
21,850,000 3.875%,  8/15/2034 21,139,875
Total 66,735,551
Utilities  8.3%
AES Corporation
1,200,000 7.600%,  1/15/2055
b
1,243,634
Principal
Amount Long-Term Fixed Income  96.5% Value
Utilities  8.3% - continued
American Electric Power
Company, Inc.
$ 1,925,000 7.050%,  12/15/2054
b
$ 1,992,558
1,250,000 5.625%,  3/1/2033 1,276,388
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,310,042
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 1,975,356
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,212,362
CenterPoint Energy, Inc.
1,225,000 7.000%,  2/15/2055
b
1,252,686
2,250,000 6.700%,  5/15/2055
b
2,244,915
1,750,000 2.950%,  3/1/2030 1,579,787
1,850,000 2.650%,  6/1/2031 1,604,322
Commonwealth Edison Company
950,000 5.650%,  6/1/2054 977,722
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,243,521
2,250,000 4.125%,  5/15/2049 1,841,016
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 1,975,465
Consumers Energy Company
1,150,000 4.600%,  5/30/2029 1,147,754
Dominion Energy, Inc.
1,450,000 6.875%,  2/1/2055
b
1,517,187
1,000,000 4.350%,  1/15/2027
b,e
970,904
DTE Energy Company
1,850,000 5.100%,  3/1/2029 1,864,466
1,450,000 5.850%,  6/1/2034 1,507,149
Duke Energy Corporation
2,950,000 3.250%,  1/15/2082
b
2,724,201
1,500,000 3.500%,  6/15/2051 1,048,419
3,000,000 5.000%,  8/15/2052 2,708,013
1,500,000 6.450%,  9/1/2054
b
1,524,558
1,800,000 3.750%,  9/1/2046 1,352,970
Edison International
3,200,000 5.750%,  6/15/2027 3,265,864
Enel Finance America, LLC
2,250,000 2.875%,  7/12/2041
c
1,561,466
Essential Utilities, Inc.
1,500,000 4.800%,  8/15/2027 1,500,043
Eversource Energy
1,600,000 5.450%,  3/1/2028 1,631,833
Exelon Corporation
1,200,000 4.100%,  3/15/2052 950,535
FirstEnergy Corporation
2,520,000 3.900%,  7/15/2027 2,459,685
2,200,000 4.850%,  7/15/2047 1,930,977
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,509,657
1,850,000 5.450%,  7/15/2044
c
1,796,211
Georgia Power Company
700,000 5.250%,  3/15/2034 711,031
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,020,669

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.5% Value
Utilities  8.3% - continued
National Rural Utilities Cooperative
Finance Corporation
$ 1,400,000 4.400%,  11/1/2048 $ 1,187,569
Nevada Power Company
675,000 6.000%,  3/15/2054 718,245
NextEra Energy Capital Holdings,
Inc.
1,950,000 6.750%,  6/15/2054
b
2,041,911
NiSource, Inc.
875,000 6.375%,  3/31/2055
b
873,359
950,000 5.200%,  7/1/2029 964,137
1,400,000 3.600%,  5/1/2030 1,310,052
1,080,000 4.375%,  5/15/2047 912,069
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,194,136
Pacific Gas and Electric Company
1,000,000 5.900%,  10/1/2054 999,692
1,100,000 3.300%,  12/1/2027 1,048,946
3,200,000 4.550%,  7/1/2030 3,106,490
1,650,000 5.800%,  5/15/2034 1,696,878
PG&E Corporation
1,350,000 7.375%,  3/15/2055
b
1,394,439
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,138,857
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 1,033,512
Public Service Enterprise Group,
Inc.
3,250,000 5.200%,  4/1/2029 3,298,428
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,476,298
Sempra
1,800,000 3.250%,  6/15/2027 1,729,525
Southern Company
2,000,000 5.700%,  10/15/2032 2,091,723
1,300,000 4.000%,  1/15/2051
b
1,272,590
1,350,000 3.750%,  9/15/2051
b
1,297,751
Southern Company Gas Capital
Corporation
2,450,000 4.950%,  9/15/2034 2,396,000
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 1,008,900
1,800,000 5.000%,  1/15/2034 1,784,123
Total 93,408,996
Total Long-Term Fixed Income
(cost $1,120,872,132) 1,080,571,915
Shares
Collateral Held for Securities
Loaned 1.5% Value
16,431,270 Thrivent Cash Management Trust 16,431,270
Total Collateral Held for
Securities Loaned
(cost $16,431,270) 16,431,270
Shares Preferred Stock 0.4% Value
Capital Goods  0.4%
80,000 Boeing Company, Convertible,
6.000%
h
$ 4,298,400
Total 4,298,400
Total Preferred Stock
(cost $4,234,138) 4,298,400
Shares or
Principal
Amount Short-Term Investments 2.3% Value
Federal Home Loan Bank Discount
Notes
600,000 4.540%, 1/3/2025
i,j
595,301
100,000 4.545%, 1/8/2025
i,j
99,156
Thrivent Core Short-Term Reserve
Fund
2,528,159 5.100% 25,281,590
Total Short-Term Investments
(cost $25,975,965) 25,976,047
Total Investments (cost
$1,167,513,505) 100.7% $1,127,277,632
Other Assets and Liabilities, Net
(0.7%) (7,641,186)
Total Net Assets 100.0% $1,119,636,446
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $188,923,403 or
16.9% of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of October 31, 2024 was $595,000 or 0.05% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
October 31, 2024.

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
Credit Suisse Group AG  7/9/2018 $ 1,300,000
Credit Suisse Group AG  5/17/2021 2,600,260
Credit Suisse Group AG  8/4/2020 2,300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
October 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 15,851,099
Total lending $15,851,099
Gross amount payable upon return of
collateral for securities loaned $16,431,270
Net amounts due to counterparty $580,171
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $14,118,497
Gross unrealized depreciation (54,330,544)
Net unrealized appreciation (depreciation) ($40,212,047)
Cost for federal income tax purposes $1,166,582,833

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 99,120 – 99,120 –
Basic Materials 22,360,417 – 22,360,417 –
Capital Goods 53,998,074 – 53,998,074 –
Collateralized Mortgage Obligations 25,085 – 25,085 –
Communications Services 85,581,481 – 85,581,481 –
Consumer Cyclical 91,524,977 – 91,524,977 –
Consumer Non-Cyclical 97,455,217 – 97,455,217 –
Energy 77,528,158 – 77,528,158 –
Financials 385,366,893 – 385,366,893 –
Foreign Government 4,152,907 – 4,152,907 –
Mortgage-Backed Securities 7,150,151 – 7,150,151 –
Technology 72,314,241 – 72,314,241 –
Transportation 22,870,647 – 22,870,647 –
U.S. Government & Agencies 66,735,551 – 66,735,551 –
Utilities 93,408,996 – 93,408,996 –
Preferred Stock
Capital Goods 4,298,400 4,298,400 – –
Short-Term Investments 694,457 – 694,457 –
Subtotal Investments in Securities $1,085,564,772 $4,298,400 $1,081,266,372 $–
Other Investments  * Total
Affiliated Short-Term Investments 25,281,590
Collateral Held for Securities Loaned 16,431,270
Subtotal Other Investments $41,712,860
Total Investments at Value $1,127,277,632
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 906,846 906,846 – –
Total Liability Derivatives $906,846 $906,846 $– $–

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling $694,457 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 40 December 2024 $ 4,991,363 ( $ 272,613)
Ultra 10-Yr. U.S. Treasury Note 135 December 2024 15,990,483 (634,233)
Total Futures Long Contracts $ 20,981,846 ( $ 906,846)
Total Futures Contracts $ 20,981,846 ($906,846)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 906,846
Total Interest Rate Contracts 906,846
Total Liability Derivatives $906,846
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,009,951
Total Interest Rate Contracts 2,009,951
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,383,588)
Total Credit Contracts (1,383,588)
Total $626,363
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 948,335
Total Interest Rate Contracts 948,335
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (284,830)
Total Credit Contracts (284,830)
Total $663,505

Income Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Income Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $24,358,984
Credit Contracts
Credit Default Swaps - Buy Protection (393,955)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $18,486 $356,616 $349,820 $25,282 2,528 2.3%
Total Affiliated Short-Term Investments 18,486 25,282 2.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,412 154,240 146,221 16,431 16,431 1.5
Total Collateral Held for Securities Loaned 8,412 16,431 1.5
Total Value $26,898 $41,713
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $23 ($23) $– $1,059
Total Income/Non Cash Income from Affiliated Investments $1,059
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 151
Total Affiliated Income from Securities Loaned, Net $151
Total $23 ($23) $–

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.2% Value
Australia  6.2%
28,265 AGL Energy, Ltd. $ 194,068
5,643 ALS, Ltd. 52,093
14,287 Amotiv, Ltd. 99,440
159,544 AMP, Ltd. 149,037
1,647 Ampol, Ltd. 30,154
5,337 Ansell, Ltd. 108,526
288,091 APA Group 1,319,094
51,630 Aristocrat Leisure, Ltd. 2,077,568
127,382 Aurizon Holdings, Ltd. 282,439
126,354 Australia and New Zealand
Banking Group, Ltd. 2,575,152
209,138 BHP Group, Ltd. 5,810,378
46,500 BlueScope Steel, Ltd. 617,908
78,522 Brambles, Ltd. 945,404
5,500 Breville Group, Ltd. 114,320
19,387 BWP Trust 43,793
1,238 CAR Group, Ltd. 30,493
25,211 Centuria Capital Group 30,451
35,290 Challenger, Ltd. 139,767
19,218 Charter Hall Retail REIT 42,547
2,710 Cochlear, Ltd. 501,724
58,979 Coles Group, Ltd. 680,704
27,331 Collins Foods, Ltd. 149,216
51,765 Commonwealth Bank of Australia 4,828,337
12,871 Computershare, Ltd. 222,506
22,500 CSL, Ltd. 4,224,484
62,251 Deterra Royalties, Ltd. 150,604
9,062 Dexus Industria REIT 16,028
17,592 Downer EDI, Ltd. 64,458
10,542 FleetPartners Group, Ltd.
a
20,206
24,063 Fortescue, Ltd. 301,337
10,468 Goodman Group 249,970
552 GrainCorp, Ltd. 3,262
26,829 Growthpoint Properties Australia,
Ltd. 46,418
9,605 Helia Group, Ltd. 25,521
1,909 HUB24, Ltd. 85,919
119,421 Incitec Pivot, Ltd. 235,583
45,493 Independence Group NL 155,843
55,796 Inghams Group, Ltd. 104,876
328,802 Insurance Australia Group, Ltd. 1,614,564
11,739 IRESS, Ltd.
a
76,337
19,104 JB Hi-Fi, Ltd. 1,025,161
14,306 Jumbo Interactive, Ltd. 120,718
267,358 Lottery Corporation, Ltd. 873,586
4,511 Macquarie Group, Ltd. 682,722
108,140 National Australia Bank, Ltd. 2,740,815
3,664 Netwealth Group, Ltd. 66,108
33,257 Nickel Industries, Ltd. 19,648
74,704 Northern Star Resources, Ltd. 866,892
10,447 Orica, Ltd. 118,667
110,053 Origin Energy, Ltd. 694,883
69,849 Perenti, Ltd. 53,662
226,773 Perseus Mining, Ltd. 423,982
3,564 Pinnacle Investment Management
Group, Ltd. 46,810
21,549 Premier Investments, Ltd. 474,205
2,686 Pro Medicus, Ltd. 340,249
58,597 QBE Insurance Group, Ltd. 661,565
48,802 Qube Holdings, Ltd. 119,025
79,759 Reliance Worldwide Corporation,
Ltd. 271,562
121,817 Resolute Mining, Ltd.
a
65,134
27,689 Rio Tinto, Ltd. 2,174,066
32,164 Santos, Ltd. 143,093
Shares Common Stock  96.2% Value
Australia  6.2%  - continued
43,261 Stanmore Resources, Ltd. $ 88,767
48,779 Steadfast Group, Ltd. 175,675
23,203 Super Retail Group, Ltd. 220,022
97,251 Technology One, Ltd. 1,549,982
517,938 Telstra Corporation, Ltd. 1,296,615
93,529 Ventia Services Group, Pty. Ltd. 280,896
57,367 Viva Energy Group, Ltd.
b
98,687
67,630 Waypoint REIT, Ltd. 110,188
17,485 Wesfarmers, Ltd. 769,182
135,568 Westpac Banking Corporation 2,847,165
9,469 Whitehaven Coal, Ltd. 42,349
1,452 Wisetech Global, Ltd. 111,482
9,887 Worley, Ltd. 90,789
6,776 Yancoal Australia, Ltd. 28,995
15,267 Zip Company, Ltd.
a
29,763
Total 48,143,639
Austria  <0.1%
11,712 ams OSRAM AG
a
113,527
Total 113,527
Belgium  0.2%
2,221 Anheuser-Busch InBev NV 131,686
4,055 Bekaert SA 148,187
14,395 Groupe Bruxelles Lambert SA 1,040,106
973 Melexis NV 63,545
6,442 Proximus SADP 46,879
475 Titan Cement International SA 16,986
Total 1,447,389
Bermuda  0.3%
134,000 Cafe de Coral Holdings, Ltd. 143,745
58,500 Hongkong Land Holdings, Ltd. 250,824
40,900 Jardine Matheson Holdings, Ltd. 1,574,650
10,047 Odfjell Drilling, Ltd. 46,283
820 Stolt-Nielsen, Ltd. 23,332
39,500 Yue Yuen Industrial Holdings, Ltd. 83,034
Total 2,121,868
Brazil  0.4%
6,100 B3 SA - Brasil Bolsa Balcao 11,217
5,374 Banco Bradesco SA ADR 13,274
65,600 Banco do Brasil SA 297,991
13,200 BRF SA
a
59,985
20,023 Centrais Eletricas Brasileiras SA
ADR 131,752
64,784 Companhia Energetica de Minas
Gerais ADR 125,033
931 Companhia Paranaense de Energia
- COPEL ADR 5,558
53,700 Cury Construtora e Incorporadora
SA 227,307
12,900 Direcional Engenharia SA 69,466
2,431 Embraer SA ADR
a
81,487
20,336 Gerdau SA ADR 63,449
76,752 Itau Unibanco Holding SA ADR 464,349
13,605 Jalles Machado SA 14,285
25,800 JBS SA 161,470
63,900 Klabin SA 232,016
15,375 Petroleo Brasileiro SA ADR 206,794
38,000 Telefonica Brasil SA 346,285
60,400 TIM SA/Brazil 173,127
45,789 Vale SA ADR 489,942

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.2% Value
Brazil  0.4%  - continued
2,100 WEG SA $ 19,754
Total 3,194,541
Canada  9.0%
27,557 Agnico Eagle Mines, Ltd. 2,378,569
64,495 Alimentation Couche-Tard, Inc. 3,363,366
24,186 ATCO, Ltd. 839,349
27,101 Bank of Montreal 2,469,620
45,800 Bank of Nova Scotia 2,358,173
34,035 Barrick Gold Corporation 657,796
8,826 Brookfield Corporation 468,003
27,130 Canadian Imperial Bank of
Commerce 1,697,342
27,494 Canadian National Railway
Company 2,968,882
129,683 Canadian Natural Resources, Ltd. 4,410,163
9,009 Canadian Pacific Kansas City, Ltd. 694,981
68,222 Canadian Utilities, Ltd. 1,746,769
11,860 CCL Industries, Inc. 691,830
383 Cenovus Energy, Inc. 6,159
3,304 Cogeco Communications, Inc. 166,464
1,321 Constellation Software, Inc./Canada 3,983,863
7,718 Dollarama, Inc. 803,146
78,675 Enbridge, Inc. 3,177,852
51,947 Great-West Lifeco, Inc. 1,743,070
41,102 Hydro One, Ltd. 1,323,376
10,730 iA Financial Corporation, Inc. 874,214
14,390 Imperial Oil, Ltd. 1,073,811
139,121 Kinross Gold Corporation 1,402,339
8,055 Laurentian Bank of Canada 150,878
21,287 Loblaw Companies, Ltd. 2,691,395
127,835 Manulife Financial Corporation 3,734,010
26,472 Metro, Inc./CN 1,572,140
9,935 National Bank of Canada 947,584
62,372 Power Corporation of Canada 1,971,481
46,076 Royal Bank of Canada 5,572,404
12,899 Russel Metals, Inc. 359,173
15,441 Shopify, Inc.
a
1,207,641
95,792 Suncor Energy, Inc. 3,616,064
6,519 Teck Resources, Ltd. 303,068
14,995 Thomson Reuters Corporation 2,454,491
10,726 TMX Group, Ltd. 335,026
15,639 Toromont Industries, Ltd. 1,381,547
62,238 Toronto-Dominion Bank 3,440,556
25,985 TransAlta Corporation 271,729
2,040 WSP Global, Inc. 364,631
Total 69,672,955
Cayman Islands  1.5%
32,000 3SBio, Inc.
b
24,003
36,000 AAC Technologies Holdings, Inc. 145,404
141,288 Alibaba Group Holding, Ltd. 1,728,279
7,700 ASMPT, Ltd. 83,474
186,000 China Feihe, Ltd.
b
140,382
25,000 China Medical System Holdings,
Ltd. 25,006
134,000 China Mengniu Dairy Company,
Ltd. 300,088
108,000 China Resources Land, Ltd. 360,011
92,000 Consun Pharmaceutical Group,
Ltd. 98,045
191,000 Geely Automobile Holdings, Ltd. 335,759
78,500 Greentown China Holdings, Ltd. 103,979
33,349 JD.com, Inc. 676,292
Shares Common Stock  96.2% Value
Cayman Islands  1.5%  - continued
6,199 JOYY, Inc. ADR
a
$ 211,076
78,500 Kingboard Holdings, Ltd. 190,085
38,000 Li Ning Company, Ltd. 77,535
142,000 Longfor Group Holdings, Ltd.
b
230,041
33,829 Meituan
a,b
799,392
13,000 NetDragon Websoft Holdings, Ltd. 16,936
666 NetEase, Inc. ADR 53,620
20,227 NU Holdings, Ltd./Cayman Islands
a
305,225
4,320 PDD Holdings, Inc. ADR
a
520,949
673,000 Shui On Land, Ltd. 61,545
93,000 Sino Biopharmaceutical, Ltd. 42,247
35,500 Stella International Holdings, Ltd. 66,269
4,600 Sunny Optical Technology (Group)
Company, Ltd. 29,923
67,890 Tencent Holdings, Ltd. 3,539,929
1,817 Tencent Music Entertainment Group
ADR 20,223
70,000 VSTECS Holdings, Ltd. 40,476
62,000 Wharf Real Estate Investment
Company, Ltd. 186,409
262,400 Xiaomi Corporation
a,b
900,005
158,500 Zhongsheng Group Holdings, Ltd. 243,740
Total 11,556,347
Chile  0.1%
1,802 Banco de Chile ADR 41,806
3,072 Banco de Credito e Inversiones SA 90,107
32,305 Cencosud SA 67,001
508,569 Colbun SA 62,949
9,907,273 Latam Airlines Group SA 132,520
32,120 S.A.C.I. Falabella
a
115,294
Total 509,677
China  1.1%
1,279,400 Agricultural Bank of China, Ltd. 850,983
364,000 Aluminum Corporation of China,
Ltd., Class H 231,923
71,500 BAIC Motor Corporation, Ltd.
b
19,746
220,900 Bank of China, Ltd., Class A 149,703
791,000 Bank of Communications Company,
Ltd., Class A 790,990
46,000 Bank of Communications Company,
Ltd., Class H 34,840
1,055,900 BOE Technology Group Company,
Ltd. 693,030
332,000 CGN Power Company, Ltd.
b
119,334
63,000 China Construction Bank
Corporation, Class H 48,903
108,000 China Life Insurance Company,
Ltd. 228,932
11,400 China Pacific Insurance (Group)
Company, Ltd. 39,590
3,260,000 China Tower Corporation, Ltd.
b
439,875
437,300 China United Network
Communications, Ltd. 306,686
136,000 China Vanke Company, Ltd., Class
H
a
129,481
499,000 CRRC Corporation, Ltd. 322,987
45,900 Foxconn Industrial Internet
Company, Ltd. 153,944
14,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
104,992
132,000 Great Wall Motor Company, Ltd.,
Class H 209,904

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.2% Value
China  1.1%  - continued
99,600 Haier Smart Home Company, Ltd.,
Class H $ 361,471
249,700 Huaxia Bank Company, Ltd. 248,164
27,900 Industrial and Commercial Bank of
China, Ltd., Class A 23,704
81,400 Inner Mongolia Yili Industrial Group
Company, Ltd. 319,904
139,000 Jiangxi Copper Company, Ltd.,
Class H 233,813
118,000 Lenovo Group, Ltd. 155,599
36,800 Livzon Pharmaceutical Group, Inc. 189,530
50,800 Midea Group Company, Ltd. 509,237
41,900 New China Life Insurance
Company, Ltd. 141,402
49,900 People's Insurance Company
(Group) of China, Ltd., Class A 49,874
958,000 People's Insurance Company
(Group) of China, Ltd., Class H 483,555
55,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 340,768
135,200 Shenwan Hongyuan Group
Company, Ltd. 101,140
172,400 Sinopharm Group Company, Ltd. 429,498
87,000 Tong Ren Tang Technologies
Company, Ltd. 56,974
34,600 ZTE Corporation 86,115
Total 8,606,591
Colombia  <0.1%
1,198 Bancolombia SA 10,314
7,573 Bancolombia SA ADR 241,655
Total 251,969
Cyprus  <0.1%
9,845 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  <0.1%
39 Philip Morris CR 27,209
Total 27,209
Denmark  1.5%
10,115 ALK-Abello AS
a
236,847
3,203 Carlsberg AS 353,976
1,639 ChemoMetec AS 96,231
2,098 DFDS AS 47,982
6,043 H Lundbeck AS, Class A 31,547
33,859 H Lundbeck AS, Class B 220,501
1,595 Jyske Bank AS 111,891
3,789 NKT AS
a
355,245
66,192 Novo Nordisk AS 7,424,426
10,891 Pandora AS 1,646,678
2,121 Per Aarsleff Holding AS 125,106
216 Ringkjoebing Landbobank AS 35,725
781 Royal Unibrew AS 58,756
9,863 Scandinavian Tobacco Group AS
b
148,137
7,367 Sydbank AS 351,591
Total 11,244,639
Shares Common Stock  96.2% Value
Egypt  <0.1%
18,692 Commercial International Bank
Egypt SAE GDR $ 28,898
Total 28,898
Finland  0.6%
718 Cargotec Oyj 43,408
176,960 Fortum Oyj 2,612,764
3,535 Huhtamaki Oyj 138,553
4,179 Kalmar Oyj
a
130,138
8,424 Kemira Oyj 178,866
19,767 Kojamo Oyj
a
194,598
891 Konecranes Oyj 61,510
73,127 Nordea Bank Abp 856,096
2,872 Puuilo Oyj 28,819
718 Tokmanni Group Corporation 8,185
Total 4,252,937
France  8.0%
30,258 Air Liquide SA 5,425,295
118,517 BNP Paribas SA 8,093,994
33,854 Compagnie de Saint-Gobain SA 3,070,044
77,405 Compagnie Generale des
Etablissements Michelin SCA 2,615,939
283,865 Credit Agricole SA 4,351,105
42,615 Danone SA 3,044,350
28,317 Eiffage SA 2,635,565
236,672 Engie SA 3,966,977
16,700 FORVIA SE 159,315
15,085 Groupe Eurotunnel SA 256,364
1,063 Hermes International SCA 2,415,934
3,698 ICADE 96,725
10,966 Ipsos SA 538,494
1,928 La Francaise des Jeux SAEM
b
82,413
56,193 Legrand SA 6,342,409
8,074 L'Oreal SA 3,029,123
9,230 LVMH Moet Hennessy Louis Vuitton
SE 6,144,593
25,326 Schneider Electric SE 6,560,661
82,089 Societe Generale SA 2,357,715
1,119 Sopra Steria Group 215,210
3,126 Technip Energies NV 78,048
4,901 Valeo SE 47,648
348 Vicat SA 12,894
2,701 Wendel SA 268,444
11,145 Worldline SA
a,b
79,001
Total 61,888,260
Germany  5.0%
5,436 Adidas AG 1,301,873
40,473 Allianz SE 12,741,102
11,183 Bayerische Motoren Werke AG 881,622
1,322 Dermapharm Holding SE 44,907
40,188 Deutsche Boerse AG 9,334,789
83,200 E.ON SE 1,122,789
16,591 Evonik Industries AG 365,651
1,259 Freenet AG 37,418
627 Gerresheimer AG 52,806
10,429 Heidelberg Materials AG 1,148,640
555 Hornbach Holding AG & Company
KGaA 48,558
1,452 Jenoptik AG 34,065
1,670 LEG Immobilien SE 157,761
25,131 Mercedes-Benz Group AG 1,526,724
7,546 SAF-Holland SE 116,729

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.2% Value
Germany  5.0%  - continued
30,968 SAP SE $ 7,230,558
8,116 Scout24 SE
b
701,103
4,331 Siemens AG 842,595
869 Siltronic AG 49,363
533 Stroeer SE & Company KGaA 31,626
1,076 SUSS MicroTec SE 64,382
1,424 Symrise AG 171,351
12,638 TAG Immobilien AG
a
210,091
20,486 Vonovia SE 671,648
Total 38,888,151
Greece  <0.1%
3,063 Hellenic Telecommunications
Organization SA 50,613
9,945 HELLENiQ ENERGY Holdings SA 74,791
2,429 OPAP SA 41,429
Total 166,833
Hong Kong  1.4%
67,000 China Overseas Grand Oceans
Group, Ltd. 17,651
44,000 China Overseas Land &
Investment, Ltd. 84,076
40,000 CK Asset Holdings, Ltd. 163,519
579,500 CK Hutchison Holdings, Ltd. 3,047,665
558,960 CSPC Pharmaceutical Group, Ltd. 413,817
320,000 Henderson Land Development
Company, Ltd. 1,026,139
99,000 HKT Trust and HKT, Ltd. 123,028
21,000 Kerry Properties, Ltd. 44,356
176,000 Link REIT 820,058
221,500 Sun Hung Kai Properties, Ltd. 2,398,394
147,000 Techtronic Industries Company,
Ltd. 2,126,421
190,000 United Laboratories International
Holdings, Ltd. 257,904
17,600 VTech Holdings, Ltd. 131,012
149,000 Weichai Power Company, Ltd.,
Class H 225,148
151,000 Yuexiu Property Company, Ltd. 124,921
Total 11,004,109
Hungary  0.1%
33,209 MOL Hungarian Oil & Gas plc 230,455
5,453 OTP Bank Nyrt 271,483
5,330 Richter Gedeon Nyrt 153,962
Total 655,900
India  2.0%
596 ABB India, Ltd. 52,495
866 Apar Industries, Ltd. 103,454
27,397 Axis Bank, Ltd. 376,357
6,597 Bajaj Auto, Ltd. 770,491
164,934 Bharat Petroleum Corporation, Ltd. 608,409
23,762 Bharti Airtel, Ltd. 454,816
203 Bosch, Ltd. 84,680
39,641 Chambal Fertilisers and Chemicals,
Ltd. 227,134
45,895 Cipla, Ltd. 844,318
93,274 Coal India, Ltd. 500,318
551 CRISIL, Ltd. 35,875
3,930 Cummins India, Ltd. 163,017
2,458 Dixon Technologies India, Ltd. 410,092
Shares Common Stock  96.2% Value
India  2.0%  - continued
1,417 Dr. Reddy's Laboratories, Ltd. ADR $ 104,716
11,597 HCL Technologies, Ltd. 242,663
16,549 HDFC Asset Management
Company, Ltd.
b
844,519
9,339 HDFC Bank, Ltd. 191,961
14,003 Hero MotoCorp, Ltd. 828,003
68,599 Hindalco Industries, Ltd. 556,640
4,309 Hindustan Aeronautics, Ltd. 216,837
15,433 Hindustan Petroleum Corporation,
Ltd. 69,783
47,182 ICICI Bank, Ltd. ADR 1,434,805
13,611 Infosys, Ltd. ADR 284,606
22,820 Jindal Saw, Ltd. 85,554
774 KEI Industries, Ltd. 37,190
7,477 Kotak Mahindra Bank, Ltd. 153,505
9,533 KPIT Technologies, Ltd. 157,341
16,297 LT Foods, Ltd. 75,338
1,180 Lupin, Ltd. 30,617
3,464 Mahindra & Mahindra, Ltd. 111,861
1,426 Maruti Suzuki India, Ltd. 187,166
34 MRF, Ltd. 49,449
2,545 Nippon Life India Asset
Management, Ltd.
b
21,359
110,270 Oil & Natural Gas Corporation, Ltd. 347,761
1,381 PB Fintech, Ltd.
a
27,902
4,209 Persistent Systems, Ltd. 267,993
4,028 Pidilite Industries, Ltd. 150,405
51,792 Power Finance Corporation, Ltd. 278,239
1,965 REC, Ltd. 12,132
10,000 Reliance Industries, Ltd. 158,120
10,000 Reliance Industries, Ltd.,
Temporary Shares
a,c
150,214
37,358 State Bank of India 363,540
22,643 Tata Consultancy Services, Ltd. 1,065,061
31,129 Tata Motors, Ltd. 307,898
26,338 Tech Mahindra, Ltd. 501,318
8,699 Trent, Ltd. 735,091
1,482 UltraTech Cement, Ltd. 194,610
6,523 United Spirits, Ltd. 112,243
16,627 Zydus Lifesciences, Ltd. 197,495
Total 15,185,391
Indonesia  0.2%
1,845,900 Bank Central Asia Tbk PT 1,205,510
Total 1,205,510
Israel  0.9%
46,375 Amot Investments, Ltd. 225,601
78,685 Bank Leumi Le-Israel BM 799,403
2,788 Camtek, Ltd./Israel 221,096
20,247 Check Point Software Technologies,
Ltd.
a
3,506,983
876 First International Bank of Israel,
Ltd. 38,872
681 Hilan, Ltd. 37,336
919 Israel Corporation, Ltd. 200,771
181 Isras Holdings, Ltd.
a
17,755
2,587 Ituran Location and Control, Ltd. 69,150
3,222 Magic Software Enterprises, Ltd. 36,238
25,768 Mivne Real Estate (KD), Ltd. 70,261
2,503 Nova, Ltd.
a
470,702
103,495 Oil Refineries, Ltd. 26,391
4,494 One Software Technologies, Ltd. 66,358

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.2% Value
Israel  0.9%  - continued
30,610 Plus500, Ltd. $ 924,394
Total 6,711,311
Italy  2.1%
149,408 A2A SPA 341,523
13,482 ACEA SPA 255,465
44,434 Anima Holding SPA
b
269,218
12,051 Arnoldo Mondadori Editore SPA 31,984
19,194 Azimut Holding SPA 474,753
3,794 Banca Generali SPA 168,133
9,030 Banca IFIS SPA 216,416
406,975 Banca Monte dei Paschi di Siena
SPA 2,233,482
13,075 Banca Popolare di Sondrio SPA 97,518
103,686 BPER Banca SPA 631,302
2,053 Brunello Cucinelli SPA 203,084
19,587 Buzzi SPA 767,374
245,153 Enel SPA 1,859,257
2,765 Eni SPA 42,120
1,481 Fila SPA 15,997
32,236 Iren SPA 69,817
473,296 Italgas SPA 2,903,482
73,938 OVS SPA
b
226,952
92,702 Pirelli & C. SPA
b
506,555
91,413 Recordati SPA 5,186,590
357 Reply SPA 54,427
357 Reply SPA, Rights
a,c
0
Total 16,555,449
Japan  18.3%
26,300 Advantest Corporation 1,522,761
4,700 Ain Holdings, Inc. 155,217
67,500 Amada Company, Ltd. 665,206
1,800 Amvis Holdings, Inc. 23,366
1,600 Anycolor, Inc. 22,594
16,000 Arcs Company, Ltd. 265,479
5,700 Artience Company, Ltd. 136,617
101,900 Asahi Kasei Corporation 702,976
2,100 Autobacs Seven Company, Ltd. 19,536
3,400 BayCurrent, Inc. 110,497
2,200 BIPROGY, Inc. 69,423
2,700 BML, Inc. 49,497
3,400 Bridgestone Corporation 121,159
4,900 Canon Electronics, Inc. 77,358
6,300 Central Glass Company, Ltd. 143,511
2,200 Chiba Bank, Ltd. 16,055
4,400 Chudenko Corporation 92,229
6,700 Chugin Financial Group, Inc. 63,664
5,700 Chugoku Electric Power Company,
Inc. 41,483
22,500 COMSYS Holdings Corporation 472,076
3,500 Concordia Financial Group, Ltd. 17,337
4,100 Cover Corporation
a
51,057
43 CRE Logistics REIT, Inc. 39,335
22,000 Dai Nippon Printing Company, Ltd. 381,840
26,500 Daiichi Sankyo Company, Ltd. 862,528
2,000 Daikin Industries, Ltd. 240,113
99 Daiwa House REIT Investment
Corporation 150,793
310,000 Daiwa Securities Group, Inc. 2,028,108
1,000 DIC Corporation 21,771
8,000 DISCO Corporation 2,276,278
21,500 Doutor Nichires Holdings
Company, Ltd. 315,262
Shares Common Stock  96.2% Value
Japan  18.3%  - continued
7,700 DTS Corporation $ 199,442
1,200 Ebara Corporation 18,034
506,500 Eneos Holdings, Inc. 2,555,064
3,000 Fast Retailing Company, Ltd. 959,165
7,000 Ferrotec Holdings Corporation 116,969
26,100 Fuji Media Holdings, Inc. 295,046
18,600 FUJIFILM Holdings NPV 442,463
9,700 Fujikura, Ltd. 356,507
39,800 Fujitsu, Ltd. 765,188
1,500 Fuyo General Lease Company, Ltd. 106,145
7,700 Glory, Ltd. 124,890
900 Godo Steel, Ltd. 22,929
5,200 Gunze, Ltd. 182,655
2,700 Hanwa Company, Ltd. 89,460
17,200 Haseko Corporation 207,898
38,300 Heiwa Corporation 523,011
119,600 Hitachi, Ltd. 3,004,933
157,500 Honda Motor Company, Ltd. 1,583,995
14 Hoshino Resorts REIT, Inc. 21,252
26,700 Hoya Corporation 3,572,301
10,100 Hyakugo Bank, Ltd. 36,350
4,300 Iida Group Holdings Company, Ltd. 62,337
49,700 Inaba Denki Sangyo Company, Ltd. 1,246,569
21,900 INFRONEER Holdings, Inc. 164,629
700 Internet Initiative Japan, Inc. 13,441
24,400 ITOCHU Corporation 1,207,015
3,500 JAC Recruitment Company, Ltd. 16,771
1,400 Jaccs Company, Ltd. 34,919
1,300 Japan Elevator Service Holdings
Company, Ltd. 24,892
314,600 Japan Post Holdings Company,
Ltd. 2,902,528
11,200 Japan Post Insurance Company,
Ltd. 184,556
85,800 Japan Tobacco, Inc. 2,395,317
4,300 Juroku Financial Group, Inc. 114,751
4,100 Kakaku.com, Inc. 62,955
13,400 Kamigumi Company, Ltd. 279,679
11,000 Kanematsu Corporation 167,454
900 Kasumigaseki Capital Company,
Ltd. 85,346
16,500 Kawasaki Kisen Kaisha, Ltd. 227,932
111,800 KDDI Corporation 3,485,857
65 KDX Realty Investment Corporation 61,832
15,300 Keiyo Bank, Ltd. 68,569
4,900 Keyence Corporation 2,211,927
9,100 Koei Tecmo Holdings Company,
Ltd. 95,234
900 Kokusai Electric Corporation 16,410
12,300 Kokuyo Company, Ltd. 197,887
11,700 Komatsu, Ltd. 302,858
7,000 KOMEDA Holdings Company, Ltd. 132,472
9,300 Kumagai Gumi Company, Ltd. 215,052
900 Kuraray Company, Ltd. 12,196
600 Kurita Water Industries, Ltd. 22,503
264,400 Kyocera Corporation 2,681,468
49,500 Kyoei Steel, Ltd. 561,300
2,000 KYORIN Pharmaceutical Company,
Ltd. 19,849
2,300 Kyushu Financial Group, Inc. 10,416
6,700 Lasertec Corporation 909,162
8,600 Lintec Corporation 178,464
12,100 LIXIL Corporation 142,034
2,300 M&A Research Institute Holdings,
Inc.
a
33,294

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.2% Value
Japan  18.3%  - continued
9,700 Mandom Corporation $ 79,895
1,000 Maruha Nichiro Corporation 19,615
1,600 Maruichi Steel Tube, Ltd. 34,480
100 Maruwa Company, Ltd./Aichi 27,587
15,500 Matsui Securities Company, Ltd. 83,507
2,700 Mazda Motor Corporation 19,088
1,100 McDonald's Holdings Company
(Japan), Ltd. 46,615
6,300 Mebuki Financial Group, Inc. 23,565
16,900 Medipal Holdings Corporation 267,759
1,400 MegaChips Corporation 49,927
27,300 MEITEC Group Holdings, Inc. 523,157
6,500 Menicon Company, Ltd. 71,521
8,700 MIRAIT ONE Corporation 123,743
70,300 Mitsubishi Chemical Group
Corporation 379,345
158,100 Mitsubishi Corporation 2,892,294
14,000 Mitsubishi Estate Company, Ltd. 207,032
1,000 Mitsubishi Gas Chemical Company,
Inc. 17,380
338,700 Mitsubishi HC Capital, Inc. 2,268,016
68,200 Mitsubishi Heavy Industries, Ltd. 962,776
106,000 Mitsubishi Logistics Corporation 710,607
2,700 Mitsubishi Research Institute, Inc. 74,611
6,900 Mitsubishi Shokuhin Company, Ltd. 218,932
289,900 Mitsubishi UFJ Financial Group,
Inc. 3,055,617
46,400 Mitsui & Company, Ltd. 945,987
1,900 Mitsui DM Sugar Holdings
Company, Ltd. 40,505
177,700 Mizuho Financial Group, Inc. 3,691,008
17,500 MS and AD Insurance Group
Holdings, Inc. 387,088
70,400 Murata Manufacturing Company,
Ltd. 1,229,966
2,200 Nanto Bank, Ltd. 42,951
30,400 NEC Corporation 2,586,748
9,800 NEC Networks & System Integration
Corporation 207,037
11,000 Nikkon Holdings Company, Ltd. 140,827
80,000 Nintendo Company, Ltd. 4,225,839
18,300 Nippon Electric Glass Company,
Ltd. 416,448
7,500 Nippon Express Holdings, Inc. 369,765
4,053,200 Nippon Telegraph and Telephone
Corporation 3,910,671
12,900 Nippon Television Holdings, Inc. 198,156
16,700 Nipro Corporation 154,128
6,000 Nishimatsu Construction Company,
Ltd. 201,273
4,300 Nisshin Oillio Group, Ltd. 146,133
23,800 Nitto Denko Corporation 391,599
23,600 Nitto Kogyo Corporation 455,828
360,200 Nomura Holdings, Inc. 1,847,071
6,200 Nomura Real Estate Holdings, Inc. 152,642
12,000 Nomura Research Institute, Ltd. 358,961
11,100 NS Solutions Corporation 280,862
15,500 NSD Company, Ltd. 334,769
40,100 NTN Corporation 66,068
34,500 NTT Data Group Corporation 545,798
1,700 OBIC Business Consultants
Company, Ltd. 75,150
1,300 Ogaki Kyoritsu Bank, Ltd. 15,507
13,700 Ohsho Food Service Corporation 269,113
6,200 Okamura Corporation 77,918
Shares Common Stock  96.2% Value
Japan  18.3%  - continued
900 Okinawa Cellular Telephone
Company $ 25,603
7,200 Okumura Corporation 202,175
8,200 Otsuka Corporation 184,036
5,900 Otsuka Holdings Company, Ltd. 356,424
3,700 Pigeon Corporation 40,131
5,700 Plus Alpha Consulting Company,
Ltd. 79,676
5,000 Raito Kogyo Company, Ltd. 72,950
1,400 RAIZNEXT Corporation 14,336
17,300 Rakus Company, Ltd. 231,324
36,016 Recruit Holdings Company, Ltd. 2,199,228
93,700 Renesas Electronics Corporation 1,255,423
3,900 Resona Holdings, Inc. 25,731
2,700 Resorttrust, Inc. 49,060
800 Restar Corporation 13,754
12,300 Rohm Company, Ltd. 135,605
900 Rohto Pharmaceutical Company,
Ltd. 20,239
36,900 Rorze Corporation 537,800
1,100 Sanki Engineering Company, Ltd. 17,243
16,600 Sankyo Company, Ltd. 220,487
8,700 Sankyu, Inc. 302,191
8,600 Sanyo Chemical Industries, Ltd. 233,248
2,200 Sato Holdings Corporation 30,676
6,300 SBI Holdings, Inc. 138,342
2,700 SBI Sumishin Net Bank, Ltd. 47,296
7,200 SCREEN Holdings Company, Ltd. 459,653
40,700 SCSK Corporation 759,450
78,600 Secom Company, Ltd. 2,795,245
4,600 Sega Sammy Holdings, Inc. 86,568
26,500 Sekisui Chemical Company, Ltd. 373,992
112,700 Sekisui House, Ltd. 2,721,882
1,700 SHIFT, Inc.
a
170,845
75,000 Shin-Etsu Chemical Company, Ltd. 2,748,298
5,200 ShinMaywa Industries, Ltd. 46,113
8,000 Ship Healthcare Holdings, Inc. 121,650
19,600 Shizuoka Financial Group, Inc. 156,399
27,900 SKY Perfect JSAT Holdings, Inc. 159,347
4,500 Socionext, Inc. 83,777
31,600 SoftBank Group Corporation 1,883,944
22,000 Sohgo Security Services Company,
Ltd. 152,960
59,300 Sojitz Corporation 1,211,898
23,200 Sompo Holdings, Inc. 497,387
314,500 Sony Group Corporation 5,534,419
489 Star Asia Investment Corporation 163,364
3,900 Starts Corporation, Inc. 89,839
500 Strike Company, Ltd. 12,158
3,500 Sumco Corporation 33,465
113,400 Sumitomo Corporation 2,392,333
5,700 Sumitomo Dainippon Pharma
Company, Ltd.
a
19,553
185,100 Sumitomo Mitsui Financial Group,
Inc. 3,926,812
6,200 Sumitomo Mitsui Trust Group, Inc. 135,968
3,100 Sumitomo Realty & Development
Company, Ltd. 91,958
500 Suzuken Company, Ltd./Aichi
Japan 16,347
76,500 Systena Corporation 181,693
1,100 Taiheiyo Cement Corporation 23,964
19,000 Taiyo Holdings Company, Ltd. 501,565
9,100 Takamatsu Construction Group
Company, Ltd. 176,281

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.2% Value
Japan  18.3%  - continued
900 Takasago Thermal Engineering
Company, Ltd. $ 28,862
2,800 Takashimaya Company, Ltd. 22,169
169,000 Takeda Pharmaceutical Company,
Ltd. 4,715,305
14,300 TBS Holdings, Inc. 351,906
31,800 Terumo Corporation 605,641
2,400 THK Company, Ltd. 39,623
43,200 Toagosei Company, Ltd. 440,746
12,500 Toho Holdings Company, Ltd. 372,072
20,100 Tohoku Electric Power Company,
Inc. 197,159
3,000 Tokai Corporation/Gifu 42,736
48,300 Tokai Tokyo Financial Holdings, Inc. 147,894
40,000 Tokio Marine Holdings, Inc. 1,440,647
22,400 Tokyo Electron, Ltd. 3,296,229
2,100 Tokyo Seimitsu Company, Ltd. 113,000
1,700 Tokyotokeiba Company, Ltd. 46,320
22,000 Tokyu Construction Company, Ltd. 99,432
8,400 Tokyu Fudosan Holdings
Corporation 52,419
96,400 TOPPAN Holdings, Inc. 2,819,821
19,100 Tosoh Corporation 237,329
6,100 Totetsu Kogyo Company, Ltd. 131,407
1,300 Toyo Suisan Kaisha, Ltd. 76,367
13,300 Toyota Industries Corporation 921,983
312,900 Toyota Motor Corporation 5,391,391
3,700 TRE Holdings Corporation 43,395
61,800 Tsubakimoto Chain Company 778,128
75,900 TV Asahi Holdings Corporation 987,889
11,200 UBE Corporation 184,223
1,600 U-Next Holdings Company, Ltd. 51,039
9,900 USS Company, Ltd. 82,910
3,100 UT Group Company, Ltd. 52,599
4,200 Valor Holdings Company, Ltd. 57,870
169,100 Yamada Holdings Company, Ltd. 485,570
26,300 Yamato Holdings Company, Ltd. 278,943
2,900 Yamazen Corporation 25,190
5,500 Yokogawa Bridge Holdings
Corporation 100,367
11,200 Yuasa Trading Company, Ltd. 340,510
1,100 Zeria Pharmaceutical Company,
Ltd. 16,795
Total 142,049,574
Jersey  0.8%
68,663 Experian plc 3,351,173
240,503 Glencore plc 1,261,359
366,626 Man Group plc 938,273
95,087 TP ICAP Group plc 275,261
Total 5,826,066
Kuwait  <0.1%
13,078 HumanSoft Holding Company
KSCC 111,329
29,093 Kuwait Finance House KSCP 68,303
9,575 Mobile Telecommunications
Company KSCP 14,245
26,870 National Bank of Kuwait KSC 74,406
Total 268,283
Luxembourg  <0.1%
31,479 B&M European Value Retail SA 157,490
9,030 Grand City Properties SA
a
119,686
Shares Common Stock  96.2% Value
Luxembourg  <0.1%  - continued
881 Reinet Investments SCA $ 24,451
Total 301,627
Malaysia  <0.1%
42,200 Hong Leong Bank Bhd 196,876
53,107 Sports Toto Bhd 18,364
12,800 Ta Ann Holdings Bhd 12,510
93,700 YTL Corporation Bhd 41,887
Total 269,637
Mexico  0.1%
4,820 Coca-Cola FEMSA SAB de CV ADR 401,843
261 Fomento Economico Mexicano SAB
de CV ADR 25,288
11,630 Grupo Financiero Banorte SAB de
CV ADR 81,168
27,400 Grupo Mexico SAB de CV 143,768
34,700 Megacable Holdings SAB de CV 76,599
2,900 Wal-Mart de Mexico SAB de CV 8,008
Total 736,674
Netherlands  4.6%
5,418 Aalberts NV 195,510
5,283 ASM International NV 2,950,590
16,380 ASML Holding NV 11,025,882
12,279 Cementir Holding NV 127,421
7,374 EXOR NV 778,835
20,510 Ferrari NV 9,790,831
165,001 Koninklijke Ahold Delhaize NV 5,440,027
18,071 Koninklijke Vopak NV 833,049
279,135 MFE-MediaForEurope NV 913,312
4,816 NEPI Rockcastle NV 37,799
19,461 Stellantis NV 266,661
20,013 Wolters Kluwer NV 3,363,855
Total 35,723,772
New Zealand  <0.1%
59,251 Contact Energy, Ltd. 304,209
9,229 Infratil, Ltd. 69,287
Total 373,496
Norway  0.6%
50,058 Aker Solutions ASA 237,192
178,492 DNB Bank ASA 3,698,887
50,106 DNO International ASA 49,105
26,669 Europris ASA
b
164,560
10,195 Yara International ASA 306,586
Total 4,456,330
Philippines  <0.1%
33,130 Bank of the Philippine Islands 81,381
Total 81,381
Poland  0.2%
10,394 Asseco Poland SA 233,163
2,009 Bank Polska Kasa Opieki SA 70,287
322 Budimex SA 40,271
4,744 KGHM Polska Miedz SA 177,557
8,323 Orlen SA 108,674
25,880 Powszechna Kasa Oszczednosci
Bank Polski SA 359,583

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.2% Value
Poland  0.2%  - continued
31,735 Powszechny Zaklad Ubezpieczen
SA $ 314,723
Total 1,304,258
Portugal  <0.1%
45,091 CTT-Correios de Portugal SA 209,790
56,496 REN - Redes Energeticas
Nacionais SGPS SA 141,036
1,223 Semapa-Sociedade de
Investimento e Gestao, SGPS SA 19,701
Total 370,527
Qatar  <0.1%
31,333 Commercial Bank PSQC 36,571
9,983 Gulf Warehousing Company 8,966
6,938 Qatar National Bank QPSC 33,022
Total 78,559
Russian Federation  <0.1%
89,225 Gazprom PJSC ADR
a,c
9
7,840 GMK Norilskiy Nickel PAO ADR
a,c
1
3,228 LUKOIL PJSC
c,d
0
3,189 Mechel PJSC ADR
a,c
0
234 Novatek PJSC GDR
a,c
0
361 Polyus PJSC
a,c
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
c,d
0
9,280 Sovcomflot OAO
c,d
0
35,587 Surgutneftegas PJSC ADR
a,c
4
Total 14
Saudi Arabia  0.3%
28,252 Al Rajhi Bank 660,125
284 Al Rajhi Company for Co-operative
Insurance
a
13,523
79,106 Arab National Bank 397,844
560 Dr. Sulaiman Al Habib Medical
Services Group Company 42,674
1,818 Eastern Province Cement Company 16,795
238 Elm Company 64,651
9,031 Maharah Human Resources
Company 17,918
21,078 Saudi Arabian Oil Company
b
151,405
571 Saudi Aramco Base Oil Company 17,771
794 Saudi Basic Industries Corporation 15,370
32,829 Saudi National Bank 288,597
27,214 Saudi Telecom Company 305,429
2,151 Theeb Rent A Car Company 44,501
9,034 Yanbu National Petrochemical
Company 95,544
Total 2,132,147
Singapore  1.2%
48,000 City Developments, Ltd. 188,122
704,000 ComfortDelGro Corporation, Ltd. 780,827
215,860 DBS Group Holdings, Ltd. 6,258,819
6,469 Kenon Holdings, Ltd. 184,372
20,700 Singapore Airport Terminal
Services, Ltd. 61,413
59,400 Singapore Exchange, Ltd. 508,998
10,600 Venture Corporation, Ltd. 106,316
450,000 Yangzijiang Shipbuilding Holdings,
Ltd. 874,258
Shares Common Stock  96.2% Value
Singapore  1.2%  - continued
156,800 Yanlord Land Group, Ltd.
a
$ 82,642
Total 9,045,767
South Africa  0.2%
1,582 Absa Group, Ltd. 15,132
29,706 AECI, Ltd. 163,307
425 Aspen Pharmacare Holdings, Ltd. 4,303
3,048 Barloworld, Ltd. 14,355
87 Capitec Bank Holdings, Ltd. 15,717
4,336 Coronation Fund Managers, Ltd. 9,847
31,456 DataTec, Ltd. 71,946
35,632 FirstRand, Ltd. 156,556
724 Gold Fields, Ltd. ADR 11,932
16,567 Harmony Gold Mining Company,
Ltd. ADR 179,586
1,018 Kumba Iron Ore, Ltd. 19,170
13,625 Mr Price Group, Ltd. 198,746
1,124 Naspers, Ltd. 265,654
5,094 Nedbank Group, Ltd. 85,824
28,006 Pepkor Holdings, Ltd.
b
36,354
23,791 Standard Bank Group 327,543
4,762 Super Group, Ltd. 6,048
4,086 Vodacom Group 25,581
Total 1,607,601
South Korea  0.6%
1,114 Caregen Company, Ltd. 13,608
231 Celltrion, Inc. 30,373
731 CJ Corporation 54,194
3,063 Green Cross Holdings Corporation 36,277
9,968 GS Holdings Corporation 296,908
2,618 HD Hyundai Company, Ltd. 151,055
1,153 Hyundai Motor Company 177,597
9,801 KT Corporation 312,506
6,018 KT&G Corporation 478,035
78 LG Chem, Ltd. 17,538
332 Samsung Biologics Company,
Ltd.
a,b
240,116
2,952 Samsung C&T Corporation 249,256
38,463 Samsung Electronics Company,
Ltd. 1,633,177
5,215 SD Biosensor, Inc.
a
34,212
2,651 SK Hynix, Inc. 347,053
930 SK, Inc. 99,520
5,779 Yuhan Corporation 576,881
Total 4,748,306
Spain  1.9%
271 Acciona SA 34,778
84,047 Acerinox SA 770,131
7,555 Aena SME SA
b
1,674,338
524,176 Banco Bilbao Vizcaya Argentaria
SA 5,217,997
614,894 Banco Santander SA 3,003,996
28,875 Industria de Diseno Textil SA 1,646,297
7,971 Laboratorios Farmaceuticos ROVI
SA 677,136
4,443 Let's GOWEX SA
a,c,e
0
54,299 Logista Integral SA 1,663,588
5,474 Melia Hotels International SA 40,744
1,084 Vidrala SA 117,213
Total 14,846,218

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.2% Value
Sweden  4.1%
16,901 AAK AB $ 485,172
41,419 AB Industrivarden, Class A 1,428,572
32,647 AcadeMedia AB
b
201,314
1,680 AddLife AB 21,349
9,158 Alfa Laval AB 405,422
4,123 Alleima AB 25,195
37,826 Arjo AB 124,761
199,715 Assa Abloy AB 6,255,621
322,220 Atlas Copco AB, Class A 5,317,731
21,741 Atlas Copco AB, Class B 316,108
21,547 Attendo AB
b
95,858
17,723 Betsson AB 235,740
9,514 Billerud AB 84,476
2,243 BioGaia AB 22,210
9,782 Biotage AB 146,805
4,062 Catena AB 186,195
7,041 Cibus Nordic Real Estate AB publ 113,700
17,295 Cloetta AB 43,438
43,579 Corem Property Group AB 29,431
18,414 Dios Fastigheter AB 137,345
5,362 Fabege AB 42,761
134,164 Granges AB 1,585,157
6,648 Hexatronic Group AB
a
27,230
89,822 Hexpol AB 854,121
269,398 Investor AB, Class B 7,625,058
8,279 Inwido AB 150,279
5,144 Lindab International AB 107,843
13,516 NCC AB 201,182
10,598 Nyfosa AB 107,212
3,342 Platzer Fastigheter Holding AB 28,279
1,386 Sdiptech AB
a
31,297
503 Sectra AB 13,361
178,063 SSAB AB, Class A 856,739
9,046 SSAB AB, Class B 42,672
193,111 Svenska Handelsbanken AB 2,006,547
8,316 Svolder AB 47,005
1,832 Sweco AB 30,968
28,101 Swedbank AB 570,184
40,998 Trelleborg AB 1,363,804
13,091 Wihlborgs Fastigheter AB 137,611
Total 31,505,753
Switzerland  9.3%
167,978 ABB, Ltd. 9,334,729
654 Belimo Holding AG 433,231
428 Burckhardt Compression Holding
AG 314,658
18,039 Compagnie Financiere Richemont
SA 2,626,487
955 DKSH Holding AG 68,234
1,236 Flughafen Zurich AG 291,378
1,818 Givaudan SA 8,630,867
85,083 Holcim AG 8,355,212
1,115 Huber+Suhner AG 105,530
223 INFICON Holding AG 267,188
40,664 Nestle SA 3,842,449
154,987 Novartis AG 16,817,063
13,868 PSP Swiss Property AG 1,969,394
32,781 Roche Holding AG, Participation
Certificates 10,158,947
51 Schweiter Technologies AG 23,292
2,243 SGS SA 237,459
1,081 Siegfried Holding AG 1,412,051
7,455 Sonova Holding AG 2,728,065
940 Tecan Group AG 237,512
Shares Common Stock  96.2% Value
Switzerland  9.3%  - continued
71,889 UBS Group AG $ 2,198,940
3,317 Zurich Insurance Group AG 1,955,720
Total 72,008,406
Taiwan  2.0%
351,000 Asia Cement Corporation 510,044
7,000 Asustek Computer, Inc. 123,605
469,048 Chang Hwa Commercial Bank, Ltd. 257,740
147,000 Cheng Shin Rubber Industry
Company, Ltd. 211,129
8,000 Chicony Electronics Company, Ltd. 40,345
74,000 Chipbond Technology Corporation 144,492
2,192 Chunghwa Telecom Company, Ltd.
ADR 82,616
152,000 Compal Electronics, Inc. 166,858
60,000 Delta Electronics, Inc. 741,053
11,000 Dynapack International Technology
Corporation 36,745
53,000 Far Eastern New Century
Corporation 61,158
35,000 Far EasTone Telecommunications
Company, Ltd. 96,649
67,000 Feng Hsin Steel Company, Ltd. 174,272
2,000 Fusheng Precision Company, Ltd. 18,424
111,000 Hon Hai Precision Industry
Company, Ltd. 711,479
121,000 Inventec Corporation 167,348
57,000 KGI Financial Holding Company,
Ltd. 29,371
66,000 Lite-On Technology Corporation 206,897
25,000 MediaTek, Inc. 973,205
94,000 Nan Ya Plastics Corporation 121,112
208,000 Pegatron Corporation 630,691
146,000 Pou Chen Corporation 170,699
6,000 Powertech Technology, Inc. 23,363
6,000 President Chain Store Corporation 55,091
28,000 Quanta Computer, Inc. 254,277
115,000 Synnex Technology International
Corporation 252,594
16,000 Systex Corporation 65,479
324,449 Taichung Commercial Bank
Company, Ltd. 178,517
93,000 Taiwan Mobile Company, Ltd. 327,774
4,000 Taiwan Secom Company, Ltd. 16,935
236,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,420,282
34,762 Topco Scientific Company, Ltd. 335,582
196,000 Uni-President Enterprises
Corporation 548,878
21,000 Wah Lee Industrial Corporation 78,886
38,000 WPG Holdings, Ltd. 86,339
426,550 Yuanta Financial Holding Company,
Ltd. 427,816
Total 15,747,745
Thailand  0.1%
187,400 Kasikornbank pcl NVDR 812,228
Total 812,228
Turkey  0.1%
4,155 Ford Otomotiv Sanayi AS 118,654
11,153 KOC Holding AS 55,001
24,153 Tekfen Holding AS
a
53,096

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.2% Value
Turkey  0.1%  - continued
52,495 Turk Hava Yollari Anonim Ortakligi
a
$ 417,518
Total 644,269
United Arab Emirates  0.2%
124,658 Abu Dhabi National Oil Company
for Distribution PJSC 122,341
184,592 Deyaar Development PJSC 35,717
262,506 Dubai Islamic Bank PJSC 446,069
224,952 Emaar Properties PJSC 531,863
89,672 Emirates NBD Bank PJSC 463,857
Total 1,599,847
United Kingdom  11.0%
66,953 abrdn plc 114,066
10,628 AngloGold Ashanti plc 296,512
88,438 AstraZeneca plc 12,584,234
668,254 Auto Trader Group plc
b
7,215,508
47,859 Balfour Beatty plc 274,496
1,012 Bank of Georgia Group plc 54,285
208,187 Barclays plc 638,202
5,008 Bellway plc 183,138
11,471 Berkeley Group Holdings plc 654,594
16,852 Big Yellow Group plc 262,498
26,388 Breedon Group plc 149,715
100,574 British Land Company plc 517,552
2,127 Burberry Group plc 21,621
15,903 Bytes Technology Group plc 92,612
24,934 Care REIT plc 27,892
19,512 Coca-Cola European Partners plc 1,482,912
280,209 Compass Group plc 9,100,238
2,503 Computacenter plc 70,428
510 Diploma plc 28,037
45,420 Dowlais Group plc 28,750
8,621 Dunelm Group plc 123,536
52,744 Evraz plc
a,c
7
27,974 FirstGroup plc 48,083
7,346 Future plc 83,175
275 Games Workshop Group plc 42,509
3,002 Genus plc 81,143
8,712 Greggs plc 308,880
64,445 Halma plc 2,058,751
59,990 Harbour Energy plc 213,450
3,109 Hikma Pharmaceuticals plc 74,460
2,736 Hill & Smith plc 71,560
26,550 Howden Joinery Group plc 288,868
149,966 HSBC Holdings plc 1,376,399
49,995 IG Group Holdings plc 578,477
15,903 IMI plc 338,724
74,451 Imperial Brands plc 2,246,797
6,062 Inchcape plc 56,069
8,959 IntegraFin Holdings plc 42,305
24,522 InterContinental Hotels Group plc 2,704,732
4,077 Intertek Group plc 244,750
7,749 J D Wetherspoon plc 61,351
7,938 Johnson Matthey plc 152,750
31,749 Jupiter Fund Management plc 32,956
54,181 Marks & Spencer Group plc 262,882
69,201 MONY Group plc 167,595
2,496 Morgan Sindall Group plc 120,590
38,553 Next plc 4,877,543
34,962 Paragon Banking Group plc 309,262
2,305 Pearson plc 33,848
49,851 Pets at Home Group plc 190,399
16,596 Playtech plc
a
155,363
Shares Common Stock  96.2% Value
United Kingdom  11.0%  - continued
1,935 Polar Capital Holdings plc $ 11,926
168,741 RELX plc 7,738,457
1,075 Renew Holdings plc 15,165
49,470 Rio Tinto plc 3,197,167
3,050 RS Group plc 27,344
514,201 Shell plc 17,167,892
5,719 Spectris plc 186,206
3,979 TBC Bank Group plc 141,096
381,097 Tesco plc 1,682,809
28,396 Tritax Big Box REIT plc 51,664
38,805 Unilever plc 2,367,197
1,386,089 Vodafone Group plc 1,288,953
71,035 Wickes Group plc 146,555
7,318 YouGov plc 43,592
52,453 Zigup plc 239,178
Total 85,449,705
Virgin Islands, British  <0.1%
2,348 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $644,188,394) 745,421,290
Shares Preferred Stock 0.6%
Brazil  0.1%
81,600 Companhia de Sanena do Parana 78,200
5,575 Itausa SA 10,222
79,390 Petroleo Brasileiro SA 492,196
Total 580,618
Germany  0.4%
2,177 Bayerische Motoren Werke AG 160,199
3,823 Dr. Ing. h.c. F. Porsche AG
b
268,988
7,081 Henkel AG & Company KGaA 613,164
22,895 Porsche Automobil Holding SE 951,132
7,687 Volkswagen AG 746,121
Total 2,739,604
Russian Federation  <0.1%
404,300 Surgutneftegas PJSC
c,d
0
9,000 Transneft PJSC
c,d
0
Total 0
South Korea  0.1%
1,561 Hyundai Motor Company, 2nd
Preferred 180,352
2,624 Hyundai Motor Company, Preferred 296,335
10,319 Samsung Electronics Company,
Ltd. 354,977
Total 831,664
Total Preferred Stock
(cost $4,797,198) 4,151,886

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.7% Value
Federal Home Loan Bank Discount
Notes
100,000 5.157%,  11/8/2024
f,g
$ 99,900
1,600,000 5.050%,  11/15/2024
f,g
1,597,004
100,000 5.110%,  11/20/2024
f,g
99,750
Thrivent Core Short-Term Reserve
Fund
1,934,444 5.100% 19,344,438
Total Short-Term Investments
(cost $21,140,926) 21,141,092
Total Investments (cost
$670,126,518) 99.5% $770,714,268
Other Assets and Liabilities,
Net 0.5% 4,067,094
Total Net Assets 100.0% $774,781,362
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $15,804,155 or
2.0% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $114,102,384
Gross unrealized depreciation (20,195,489)
Net unrealized appreciation (depreciation) $93,906,895
Cost for federal income tax purposes $675,634,250

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services
%
35,391,402 367,535 35,023,867 0
Consumer Discretionary 89,238,419 520,949 88,717,470 –
Consumer Staples
%
39,358,712 1,910,043 37,448,669 0
Energy
%
36,633,713 206,794 36,276,692 150,227
Financials
%
167,549,194 2,530,012 165,019,182 0
Health Care 78,797,841 104,716 78,693,125 –
Industrials 119,846,934 1,656,137 118,190,797 –
Information Technology
%
80,832,884 5,068,380 75,764,504 0
Materials
%
62,952,885 2,450,316 60,502,561 8
Real Estate 13,908,414 – 13,908,414 –
Utilities 20,910,892 262,343 20,648,549 –
Preferred Stock
Consumer Discretionary 2,603,127 – 2,603,127 –
Consumer Staples 613,164 – 613,164 –
Energy
%
492,196 – 492,196 0
Financials 10,222 – 10,222 –
Information Technology 354,977 – 354,977 –
Utilities 78,200 – 78,200 –
Short-Term Investments 1,796,654 – 1,796,654 –
Subtotal Investments in Securities $751,369,830 $15,077,225 $736,142,370 $150,235
Other Investments  * Total
Affiliated Short-Term Investments 19,344,438
Subtotal Other Investments $19,344,438
Total Investments at Value $770,714,268
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
% Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing International Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 53,103 53,103 – –
Total Asset Derivatives $53,103 $53,103 $– $–
Liability Derivatives
Futures Contracts 1,226,226 1,226,226 – –
Total Liability Derivatives $1,226,226 $1,226,226 $– $–

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling
$1,796,654 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 269 December 2024 $ 32,836,416 ( $ 1,226,226)
ICE US mini MSCI Emerging Markets Index 45 December 2024 2,481,522 53,103
Total Futures Long Contracts $ 35,317,938 ( $ 1,173,123)
Total Futures Contracts $ 35,317,938 ($1,173,123)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for International Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 53,103
Total Equity Contracts 53,103
Total Asset Derivatives $53,103
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,226,226
Total Equity Contracts 1,226,226
Total Liability Derivatives $1,226,226
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 5,548,866
Total Equity Contracts 5,548,866
Total $5,548,866
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 596,569
Total Equity Contracts 596,569
Total $596,569

International Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents International Allocation Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $50,049,859
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $28,278 $141,774 $150,708 $19,344 1,934 2.5%
Total Affiliated Short-Term Investments 28,278 19,344 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,685 31,791 37,476 – – –
Total Collateral Held for Securities Loaned 5,685 – –
Total Value $33,963 $19,344
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $1,671
Total Income/Non Cash Income from Affiliated Investments $1,671
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.5% Value
Communications Services  12.0%
1,196,245 Alphabet, Inc., Class C $ 206,579,549
305,045 Meta Platforms, Inc. 173,137,441
Total 379,716,990
Consumer Discretionary  16.3%
1,026,485 Amazon.com, Inc.
a
191,336,804
355,551 Best Buy Company, Inc. 32,152,477
555,056 Chipotle Mexican Grill, Inc.
a
30,955,473
172,937 DoorDash, Inc.
a
27,099,228
570,101 eBay, Inc. 32,786,509
248,262 Expedia Group, Inc.
a
38,805,833
155,716 Home Depot, Inc. 61,313,175
354,173 NIKE, Inc. 27,317,363
286,021 Tesla, Inc.
a
71,462,347
Total 513,229,209
Consumer Staples  1.3%
510,338 Walmart, Inc. 41,822,199
Total 41,822,199
Energy  1.0%
1,130,843 Halliburton Company 31,369,585
Total 31,369,585
Financials  7.2%
107,830 American Express Company 29,122,726
61,417 Ameriprise Financial, Inc. 31,341,095
160,193 J.P. Morgan Chase & Company 35,550,030
844,168 KeyCorp 14,561,898
468,046 PayPal Holdings, Inc.
a
37,116,048
272,676 Visa, Inc. 79,035,139
Total 226,726,936
Health Care  10.6%
84,580 Amgen, Inc. 27,079,133
134,260 Danaher Corporation 32,982,312
91,815 Eli Lilly & Company 76,182,578
67,729 Humana, Inc. 17,462,568
103,981 Intuitive Surgical, Inc.
a
52,389,787
92,002 Labcorp Holdings, Inc. 21,001,296
287,931 Medtronic plc 25,697,842
62,987 Molina Healthcare, Inc.
a
20,232,684
30,526 Regeneron Pharmaceuticals, Inc.
a
25,586,893
201,093 Zoetis, Inc. 35,951,407
Total 334,566,500
Industrials  5.9%
85,005 Caterpillar, Inc. 31,978,881
549,595 Fastenal Company 42,967,337
61,811 Northrop Grumman Corporation 31,463,035
720,428 Uber Technologies, Inc.
a
51,906,838
215,419 United Parcel Service, Inc. 28,879,071
Total 187,195,162
Information Technology  41.1%
424,930 Advanced Micro Devices, Inc.
a
61,219,665
1,148,193 Apple, Inc. 259,388,281
261,331 Applied Materials, Inc. 47,452,483
203,861 Broadcom, Inc. 34,609,482
183,054 CDW Corporation 34,456,254
351,132 Fortinet, Inc.
a
27,620,043
Shares Common Stock  97.5% Value
Information Technology  41.1% - continued
172,077 International Business Machines
Corporation $ 35,571,757
716,979 Microsoft Corporation 291,344,417
2,405,752 NVIDIA Corporation 319,387,636
266,783 QUALCOMM, Inc. 43,424,269
199,252 Salesforce, Inc. 58,056,055
87,977 ServiceNow, Inc.
a
82,081,661
Total 1,294,612,003
Materials  1.0%
223,096 Nucor Corporation 31,643,937
Total 31,643,937
Real Estate  1.1%
37,315 Equinix, Inc. 33,885,005
Total 33,885,005
Total Common Stock
(cost $1,791,224,049) 3,074,767,526
Shares Short-Term Investments 2.5% Value
Thrivent Core Short-Term Reserve
Fund
7,802,792 5.100% 78,027,919
Total Short-Term Investments
(cost $78,008,630) 78,027,919
Total Investments (cost
$1,869,232,679) 100.0% $3,152,795,445
Other Assets and Liabilities, Net
<0.1% 1,433,338
Total Net Assets 100.0% $3,154,228,783
a Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,299,324,277
Gross unrealized depreciation (30,379,775)
Net unrealized appreciation (depreciation) $1,268,944,502
Cost for federal income tax purposes $1,883,850,943

Large Cap Growth Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 379,716,990 379,716,990 – –
Consumer Discretionary 513,229,209 513,229,209 – –
Consumer Staples 41,822,199 41,822,199 – –
Energy 31,369,585 31,369,585 – –
Financials 226,726,936 226,726,936 – –
Health Care 334,566,500 334,566,500 – –
Industrials 187,195,162 187,195,162 – –
Information Technology 1,294,612,003 1,294,612,003 – –
Materials 31,643,937 31,643,937 – –
Real Estate 33,885,005 33,885,005 – –
Subtotal Investments in Securities $3,074,767,526 $3,074,767,526 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 78,027,919
Subtotal Other Investments $78,027,919
Total Investments at Value $3,152,795,445
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $50,664 $347,451 $320,087 $78,028 7,803 2.5%
Total Affiliated Short-Term Investments 50,664 78,028 2.5
Total Value $50,664 $78,028
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $3,129
Total Income/Non Cash Income from Affiliated Investments $3,129
Total $– $– $–

Large Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.4% Value
Communications Services  6.7%
208,084 Alphabet, Inc., Class C $ 35,934,026
794,364 Comcast Corporation 34,689,876
68,302 Meta Platforms, Inc. 38,766,849
1,151,560 Verizon Communications, Inc. 48,515,223
1,364,041 Warner Brothers Discovery, Inc.
a
11,089,653
Total 168,995,627
Consumer Discretionary  6.6%
239,303 Aptiv plc
a
13,599,589
7,103 Booking Holdings, Inc. 33,215,404
122,683 Columbia Sportswear Company 9,872,301
100,182 D.R. Horton, Inc. 16,930,758
134,122 Lowe's Companies, Inc.
b
35,117,163
1,015,265 Sony Group Corporation ADR 17,868,664
197,233 Wyndham Hotels & Resorts, Inc. 17,419,619
503,342 Yum China Holding, Inc. 22,202,416
Total 166,225,914
Consumer Staples  8.9%
2,335,987 Coty, Inc.
a
17,379,743
154,779 J.M. Smucker Company 17,568,964
1,271,015 Kenvue, Inc. 29,144,374
271,534 Lamb Weston Holdings, Inc. 21,095,477
475,853 Philip Morris International, Inc. 63,145,693
424,480 Sysco Corporation 31,814,776
532,001 Walmart, Inc. 43,597,482
Total 223,746,509
Energy  8.5%
352,197 ConocoPhillips 38,579,659
575,056 Devon Energy Corporation 22,243,166
1,201,598 Enterprise Products Partners, LP 34,437,799
619,324 Exxon Mobil Corporation 72,324,657
553,598 Halliburton Company 15,356,809
121,832 Marathon Petroleum Corporation 17,722,901
223,833 Shell plc ADR 15,119,919
Total 215,784,910
Financials  19.3%
98,584 Allstate Corporation 18,387,888
310,153 American International Group, Inc. 23,534,410
1,497,016 Bank of America Corporation 62,605,209
323,840 Bank of New York Mellon
Corporation 24,404,582
173,096 Capital One Financial Corporation 28,178,298
509,436 Charles Schwab Corporation 36,083,352
118,497 Chubb, Ltd. 33,468,293
185,042 Discover Financial Services 27,465,784
10,433 First Citizens BancShares, Inc./NC 20,212,372
151,572 Intercontinental Exchange, Inc. 23,625,528
252,599 J.P. Morgan Chase & Company 56,056,770
1,142,737 KeyCorp 19,712,213
54,164 Marsh & McLennan Companies,
Inc. 11,820,751
350,680 MetLife, Inc. 27,500,325
1,137,841 Wells Fargo & Company 73,868,638
Total 486,924,413
Health Care  12.1%
36,943 Amgen, Inc. 11,827,671
711,475 Avantor, Inc.
a
15,915,696
55,225 Biogen, Inc.
a
9,609,150
81,229 Cigna Group 25,571,701
Shares Common Stock  97.4% Value
Health Care  12.1% - continued
92,846 Elevance Health, Inc. $ 37,673,193
358,166 Gilead Sciences, Inc. 31,812,304
364,957 Johnson & Johnson 58,342,026
102,953 Labcorp Holdings, Inc. 23,501,081
396,055 Merck & Company, Inc. 40,524,348
397,699 Sanofi SA ADR 21,030,323
273,589 Zimmer Biomet Holdings, Inc. 29,252,136
Total 305,059,629
Industrials  12.4%
504,159 Amentum Holdings, Inc.
a
14,993,689
44,820 Caterpillar, Inc. 16,861,284
2,432,541 CNH Industrial NV 27,317,435
690,996 CSX Corporation 23,245,105
557,699 Delta Air Lines, Inc. 31,911,537
581,362 Flowserve Corporation 30,602,896
107,256 General Dynamics Corporation 31,276,922
153,202 Honeywell International, Inc. 31,510,587
171,646 Jacobs Solutions, Inc. 24,129,995
126,033 JB Hunt Transport Services, Inc. 22,764,080
124,557 L3Harris Technologies, Inc. 30,824,121
205,197 United Parcel Service, Inc. 27,508,710
Total 312,946,361
Information Technology  8.7%
940,925 Cisco Systems, Inc. 51,534,462
187,110 International Business Machines
Corporation 38,679,379
261,116 QUALCOMM, Inc. 42,501,851
850,311 Samsung Electronics Company,
Ltd. 36,105,047
155,213 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 29,574,285
189,742 TD SYNNEX Corporation 21,886,740
Total 220,281,764
Materials  4.1%
372,812 CF Industries Holdings, Inc. 30,656,331
310,773 Corteva, Inc. 18,932,291
234,033 Eastman Chemical Company 24,594,528
209,382 Nucor Corporation 29,698,743
Total 103,881,893
Real Estate  3.2%
55,275 AvalonBay Communities, Inc. 12,249,493
144,056 CBRE Group, Inc.
a
18,867,014
275,981 Crown Castle, Inc. 29,665,197
1,243,382 Healthcare Realty Trust, Inc. 21,361,303
Total 82,143,007
Utilities  6.9%
124,333 Constellation Energy Corporation 32,694,606
332,793 Duke Energy Corporation 38,361,049
315,752 Entergy Corporation 48,872,095
369,910 Public Service Enterprise Group,
Inc. 33,073,653

Large Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.4% Value
Utilities  6.9% - continued
162,862 Vistra Energy Corporation $ 20,351,235
Total 173,352,638
Total Common Stock
(cost $1,810,425,704) 2,459,342,665
Shares
Registered Investment
Companies   0.5% Value
U.S. Unaffiliated   0.5%
123,805 SPDR S&P Biotech ETF
b
12,012,799
Total 12,012,799
Total Registered Investment
Companies (cost $11,020,118) 12,012,799
Shares
Collateral Held for Securities
Loaned 0.4% Value
11,349,440 Thrivent Cash Management Trust 11,349,440
Total Collateral Held for
Securities Loaned
(cost $11,349,440) 11,349,440
Shares Short-Term Investments 2.0% Value
Thrivent Core Short-Term Reserve
Fund
5,132,651 5.100% 51,326,506
Total Short-Term Investments
(cost $51,304,906) 51,326,506
Total Investments (cost
$1,884,100,168) 100.3% $2,534,031,410
Other Assets and Liabilities, Net
(0.3%) (7,818,180)
Total Net Assets 100.0% $2,526,213,230
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of October 31, 2024:
Securities Lending Transactions
Common Stock $ 10,962,389
Total lending $10,962,389
Gross amount payable upon return of
collateral for securities loaned $11,349,440
Net amounts due to counterparty $387,051
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $732,840,294
Gross unrealized depreciation (71,351,279)
Net unrealized appreciation (depreciation) $661,489,015
Cost for federal income tax purposes $1,872,542,395

Large Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 168,995,627 168,995,627 – –
Consumer Discretionary 166,225,914 166,225,914 – –
Consumer Staples 223,746,509 223,746,509 – –
Energy 215,784,910 215,784,910 – –
Financials 486,924,413 486,924,413 – –
Health Care 305,059,629 305,059,629 – –
Industrials 312,946,361 312,946,361 – –
Information Technology 220,281,764 184,176,717 36,105,047 –
Materials 103,881,893 103,881,893 – –
Real Estate 82,143,007 82,143,007 – –
Utilities 173,352,638 173,352,638 – –
Registered Investment Companies
U.S. Unaffiliated 12,012,799 12,012,799 – –
Subtotal Investments in Securities $2,471,355,464 $2,435,250,417 $36,105,047 $–
Other Investments  * Total
Affiliated Short-Term Investments 51,326,506
Collateral Held for Securities Loaned 11,349,440
Subtotal Other Investments $62,675,946
Total Investments at Value $2,534,031,410
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $11,411 $464,374 $424,458 $51,327 5,133 2.0%
Total Affiliated Short-Term Investments 11,411 51,327 2.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 87,587 76,238 11,349 11,349 0.4
Total Collateral Held for Securities Loaned – 11,349 0.4
Total Value $11,411 $62,676
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $1 ($1) $– $2,761
Total Income/Non Cash Income from Affiliated Investments $2,761
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total $1 ($1) $–

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.7% Value
Asset-Backed Securities  17.1%
ACHV ABS Trust
$ 2,300,749
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 2,311,562
3,085,738
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
3,085,195
Affirm Asset Securitization Trust
9,835
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
9,820
3,350,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
3,398,980
664,984
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
667,173
3,300,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
3,324,036
886,807
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
889,909
AIMCO CLO
3,199,299
5.929%,  (TSFR3M +
1.282%), 4/17/2031, Ser.
2018-AA, Class A
a,b
3,201,055
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,682,316
1,300,000
4.150%,  11/17/2041, Ser.
2024-SFR2, Class A
a,c
1,241,906
Annisa CLO, Ltd.
3,500,000
6.117%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
3,501,557
Auxilior Term Funding, LLC
4,750,000
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
4,784,774
Avis Budget Rental Car Funding
AESOP, LLC
2,025,000
2.020%,  2/20/2027, Ser.
2020-2A, Class A
a
1,960,760
5,370,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
5,462,529
7,050,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
7,086,405
Bankers Healthcare Group
Securitization Trust
311,344
5.320%,  10/17/2035, Ser.
2022-C, Class A
a
311,275
Benefit Street Partners CLO IV, Ltd.
3,600,000
6.517%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,b
3,608,568
BHG Securitization Trust
690,753
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
686,122
BRAVO Residential Funding Trust
2,202,029
5.607%,  (SOFR30A +
0.750%), 11/25/2024, Ser.
2021-HE2, Class A1
a,b
2,193,986
CarVal CLO I, Ltd.
4,200,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
4,211,273
Cascade Funding Mortgage Trust
609,135
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
594,578
Principal
Amount Long-Term Fixed Income  98.7% Value
Asset-Backed Securities  17.1% - continued
Cascade Funding Mortgage Trust,
LLC
$ 743,303
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
$ 731,048
Chesapeake Funding II, LLC
2,000,000
1.230%,  4/15/2033, Ser.
2021-1A, Class C
a
1,979,852
CIM Trust
1,720,964
5.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,d
1,714,838
Commonbond Student Loan Trust
152,975
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
142,887
575,886
5.352%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
567,800
Dryden 61 CLO, Ltd.
3,250,000
6.236%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
3,251,518
ECMC Group Student Loan Trust
3,500,000
6.413%,  (SOFR30A +
1.150%), 11/25/2024, Ser.
2024-1A, Class A
a,b
3,498,567
Education Funding Trust
1,091,280
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,005,497
Enterprise Fleet Financing, LLC
3,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
3,479,012
Exeter Automobile Receivables
Trust
1,250,000
5.040%,  3/15/2028, Ser.
2024-5A, Class A3 1,244,955
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
965,051
Ford Credit Auto Owner Trust
2,000,000
4.110%,  7/15/2030, Ser.
2024-C, Class A4 1,965,839
Ford Credit Floorplan Master
Owner Trust A
3,698,000
4.400%,  9/15/2031, Ser.
2024-4, Class A
a
3,624,078
Foundation Finance Trust
1,093,588
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,011,045
3,602,157
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
3,691,914
Genesis Sales Finance Master
Trust
5,140,389
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
5,098,422
GM Financial Automobile Leasing
Trust
1,500,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4 1,481,697
GMAC Mortgage Corporation
Loan Trust
14,555
5.352%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
7,657

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Asset-Backed Securities  17.1% - continued
GSAA Home Equity Trust
$ 211,471
6.802%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
$ 274,963
920,881
4.305%,  8/25/2034, Ser.
2004-10, Class M2
b
836,555
Hertz Vehicle Financing III, LLC
2,250,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
2,262,760
2,133,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
2,139,844
Home Partners of America Trust
3,578,095
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
3,374,281
Huntington Bank Auto Credit-
Linked Notes
750,000
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a,c
749,513
John Deere Owner Trust
3,200,000
4.150%,  8/15/2031, Ser.
2024-C, Class A4 3,146,069
Madison Park Funding XXXIX, Ltd.
5,500,000
6.382%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
5,504,108
Marlette Funding Trust
1,709,262
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
1,716,969
Merchants Fleet Funding, LLC
1,900,000
5.820%,  4/20/2037, Ser.
2024-1A, Class A
a
1,918,305
MFA Trust
2,230,932
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
2,231,866
National Collegiate Trust
443,235
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
432,339
Navient Student Loan Trust
2,374,460
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
2,295,717
Oak Street Investment
2,390,470
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,289,441
Octane Receivables Trust
3,000,000
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
3,026,828
OneMain Financial Issuance Trust
5,895,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
5,629,285
OZLM VIII, Ltd.
4,000,000
6.559%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,b
4,004,644
OZLM XVII, Ltd.
5,200,000
6.617%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
5,216,328
Pagaya AI Debt Grantor Trust
3,461,476
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
3,463,439
Principal
Amount Long-Term Fixed Income  98.7% Value
Asset-Backed Securities  17.1% - continued
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
$ 2,603,846
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
$ 2,623,364
Pagaya AI Debt Trust
587,764
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
589,371
Pagaya AI Technology in Housing
Trust
2,174,482
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
2,136,680
Palmer Square Loan Funding, Ltd.
5,500,000
6.161%,  (TSFR3M +
1.050%), 10/15/2032, Ser.
2024-1A, Class A1
a,b
5,501,485
2,250,000
6.561%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
2,251,188
5,000,000
5.973%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b,c
5,000,000
PPM CLO 2, Ltd.
6,250,000
6.147%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
6,268,237
Pretium Mortgage Credit Partners,
LLC
3,122,919
4.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,d
3,109,509
1,980,709
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
1,985,598
Progress Residential Trust
4,061,754
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
3,872,404
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,340,941
RCKT Mortgage Trust
2,389,354
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,d
2,398,087
RCO VII Mortgage, LLC
1,857,491
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,d
1,861,281
Santander Drive Auto Receivables
Trust
3,500,000
4.620%,  11/15/2028, Ser.
2024-5, Class A3 3,491,364
1,500,000
4.850%,  1/16/2029, Ser.
2024-4, Class A3 1,502,863
SCF Equipment Leasing, LLC
4,385,819
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
4,454,775
SFS Auto Receivables
Securitization Trust
512,313
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
513,606
TCW CLO, Ltd.
1,000,000
5.972%,  (TSFR3M +
1.340%), 4/22/2033, Ser.
2022-1A, Class A1
a,b
1,001,100
Terwin Mortgage Trust
844,580
6.352%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
835,867

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Asset-Backed Securities  17.1% - continued
Tesla Auto Lease Trust
$ 3,250,000
4.880%,  6/20/2028, Ser.
2024-B, Class A4
a
$ 3,241,718
Towd Point Asset Trust
1,595,012
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,511,598
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,462,276
3,797,638
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
3,752,206
2,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
2,246,533
United Auto Credit Securitization
Trust
766,353
6.170%,  8/10/2026, Ser.
2024-1, Class A
a
767,880
Upstart Securitization Trust
948,667
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
952,548
Vericrest Opportunity Loan
Transferee
836,025
4.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,d
833,398
1,137,591
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,d
1,133,987
1,376,130
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,d
1,374,540
3,057,026
4.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,d
3,046,709
Veridian Auto Receivables Trust
709,202
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
710,078
Verizon Master Trust
1,600,000
4.350%,  8/20/2032, Ser.
2024-7, Class A
a
1,575,929
Wheels Fleet Lease Funding 1,
LLC
2,750,000
4.800%,  9/19/2039, Ser.
2024-3A, Class A1
a,c
2,746,726
Wind River CLO, Ltd.
3,752,463
6.479%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,b
3,751,915
Total 230,034,471
Basic Materials  1.8%
Anglo American Capital plc
1,860,000 4.875%,  5/14/2025
a
1,857,532
Eastman Chemical Company
650,000 5.000%,  8/1/2029 651,946
EIDP, Inc.
1,543,000 4.500%,  5/15/2026 1,541,691
FMC Corporation
1,575,000 5.150%,  5/18/2026 1,578,850
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,698,908
Glencore Funding, LLC
2,500,000 5.338%,  4/4/2027
a
2,528,888
2,525,000 6.125%,  10/6/2028
a
2,630,688
Principal
Amount Long-Term Fixed Income  98.7% Value
Basic Materials  1.8% - continued
International Flavors & Fragrances,
Inc.
$ 1,250,000 1.832%,  10/15/2027
a
$ 1,144,842
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,331,337
Mosaic Company
1,475,000 5.375%,  11/15/2028 1,500,621
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,575,000 5.300%,  3/15/2026 1,589,404
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 910,496
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,341,243
Total 24,306,446
Capital Goods  2.6%
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,920,860
Amphenol Corporation
2,000,000 4.750%,  3/30/2026 2,004,058
BAE Systems plc
1,565,000 5.000%,  3/26/2027
a
1,575,148
Boeing Company
2,100,000 4.875%,  5/1/2025 2,095,185
2,500,000 2.196%,  2/4/2026 2,407,605
1,100,000 6.259%,  5/1/2027
a
1,125,330
1,250,000 6.298%,  5/1/2029
a
1,294,631
Caterpillar Financial Services
Corporation
900,000 4.850%,  2/27/2029 911,470
Howmet Aerospace, Inc.
1,900,000 3.000%,  1/15/2029 1,771,483
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 795,399
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 511,246
John Deere Capital Corporation
1,900,000 4.950%,  7/14/2028 1,925,570
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,345,566
Quanta Services, Inc.
1,150,000 4.750%,  8/9/2027 1,148,004
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026 1,667,283
Republic Services, Inc.
1,750,000 0.875%,  11/15/2025 1,682,501
RTX Corporation
1,900,000 5.750%,  11/8/2026 1,940,407
Sonoco Products Company
2,150,000 4.450%,  9/1/2026 2,135,538
Spirit AeroSystems, Inc.
2,575,000 4.600%,  6/15/2028
f
2,456,773
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,990,034
Veralto Corporation
1,900,000 5.500%,  9/18/2026 1,924,889
Total 35,628,980

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Collateralized Mortgage Obligations  10.2%
A&D Mortgage Trust
$ 3,283,774
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,d
$ 3,308,639
2,972,974
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
2,956,314
ACRA Trust
5,000,000
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
4,979,969
Banc of America Funding Trust
234,264
6.115%,  1/25/2035, Ser.
2004-D, Class 4A1
b
235,045
532,195
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 511,069
Bear Stearns Adjustable Rate
Mortgage Trust
96,892
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
90,795
BRAVO Residential Funding Trust
1,963,153
6.394%,  10/25/2063, Ser.
2023-NQM8, Class A1
a,d
1,978,311
CAFL Issuer, LLC
2,700,630
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,d
2,670,351
Chase Mortgage Finance Trust
Series
1,216,433
6.859%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,217,637
CHNGE Mortgage Trust
1,843,762
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,b
1,867,856
3,714,951
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,450,494
3,463,423
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
3,483,752
5,412,309
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
5,130,193
2,960,263
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
2,956,074
3,081,564
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
3,094,723
Citigroup Mortgage Loan Trust,
Inc.
510,246
5.327%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
479,921
COLT Mortgage Loan Trust
2,466,897
6.596%,  7/25/2068, Ser.
2023-2, Class A1
a,d
2,491,999
3,898,149
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,d
3,893,525
4,496,609
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
3,952,774
Countrywide Alternative Loan Trust
90,911
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 59,408
90,052
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 71,230
Credit Suisse Mortgage Capital
Certificates
4,519,529
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
3,909,626
Principal
Amount Long-Term Fixed Income  98.7% Value
Collateralized Mortgage Obligations  10.2% -
continued
Deephaven Residential Mortgage
Trust
$ 4,922,417
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
$ 4,423,021
4,867,175
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
4,197,597
Federal National Mortgage
Association - REMIC
6,000,000
4.000%,  7/25/2053, Ser.
2024-76, Class DA 5,816,250
Flagstar Mortgage Trust
2,251,601
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,993,738
GCAT Trust
2,561,830
6.007%,  1/25/2059, Ser.
2024-NQM1, Class A1
a,d
2,568,552
3,809,723
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
3,395,618
GS Mortgage-Backed Securities
Trust
286,886
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
269,645
J.P. Morgan Alternative Loan Trust
241,501
4.963%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
181,543
J.P. Morgan Mortgage Trust
130,479
5.232%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
92,553
LHOME Mortgage Trust
1,900,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,d
1,921,105
2,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
2,278,851
3,500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
3,536,561
MFA Trust
4,227,690
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,d
4,064,787
3,750,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
3,772,419
Mortgage Equity Conversion Asset
Trust
244,732
4.760%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
241,949
195,042
4.720%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
194,136
NYMT Loan Trust
2,600,000
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
2,587,184
1,500,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
1,510,588
2,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
2,513,393
Palisades Mortgage Loan Trust
2,374,893
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
2,359,978
PRPM, LLC
2,920,174
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
2,844,877

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Collateralized Mortgage Obligations  10.2% -
continued
$ 1,960,228
5.363%,  11/25/2025, Ser.
2020-6, Class A1
a,d
$ 1,961,420
1,606,700
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
1,608,107
2,000,000
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d,g
1,994,453
Radnor Re, Ltd.
2,846,714
6.857%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
2,850,480
Roc Mortgage Trust
1,942,414
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,938,459
3,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
3,484,698
Toorak Mortgage Corporation, Ltd.
4,815,748
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
4,389,175
Toorak Mortgage Trust
4,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,d
4,790,290
TRK Trust
4,757,980
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
4,105,083
TVC Mortgage Trust
2,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,d
2,527,090
Vericrest Opportunity Loan
Transferee
916,920
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,d
915,187
Verus Securitization Trust
842,007
5.712%,  1/25/2069, Ser.
2024-1, Class A1
a,d
842,595
1,592,516
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
1,397,767
Visio 2020-1R Trust
371,315
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
343,068
Wachovia Mortgage Loan Trust,
LLC
9,851
6.800%,  5/20/2036, Ser.
2006-A, Class 2A1
b
9,556
Total 136,711,478
Commercial Mortgage-Backed Securities  0.6%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
4,000,000
4.508%,  7/25/2029, Ser.
K528, Class A2
e
3,980,009
2,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
e
2,013,878
Silver Hill Trust
1,474,579
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
1,433,802
Total 7,427,689
Principal
Amount Long-Term Fixed Income  98.7% Value
Communications Services  2.9%
American Tower Corporation
$ 1,500,000 4.400%,  2/15/2026 $ 1,492,713
1,000,000 1.450%,  9/15/2026 941,566
2,050,000 5.500%,  3/15/2028 2,088,838
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
779,000 4.908%,  7/23/2025 778,158
875,000 6.150%,  11/10/2026 893,665
2,750,000 4.200%,  3/15/2028 2,649,957
1,725,000 6.100%,  6/1/2029 1,761,753
Comcast Corporation
950,000 5.100%,  6/1/2029 965,272
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,253,114
1,750,000 4.900%,  9/1/2029 1,737,818
NTT Finance Corporation
1,750,000 5.104%,  7/2/2027
a,f
1,770,203
Rogers Communications, Inc.
1,900,000 5.000%,  2/15/2029 1,900,742
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,072,678
Sprint Corporation
1,500,000 7.625%,  2/15/2025 1,499,534
Take-Two Interactive Software, Inc.
1,250,000 5.400%,  6/12/2029 1,270,056
T-Mobile USA, Inc.
2,500,000 3.500%,  4/15/2025 2,483,493
3,125,000 4.850%,  1/15/2029 3,129,340
Warnermedia Holdings, Inc.
3,600,000 3.638%,  3/15/2025 3,579,863
3,200,000 3.755%,  3/15/2027 3,081,894
Total 38,350,657
Consumer Cyclical  5.5%
American Honda Finance
Corporation
2,000,000 4.900%,  7/9/2027 2,017,979
2,000,000 4.450%,  10/22/2027 1,990,975
2,050,000 5.650%,  11/15/2028 2,119,965
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 931,668
Daimler Trucks Finance North
America, LLC
1,900,000 5.600%,  8/8/2025
a,f
1,912,374
Darden Restaurants, Inc.
2,000,000 4.350%,  10/15/2027 1,974,863
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
4,857,569
Ford Motor Credit Company, LLC
1,000,000 2.300%,  2/10/2025 991,061
1,400,000 3.375%,  11/13/2025 1,373,208
1,150,000 5.125%,  11/5/2026 1,144,985
1,875,000 5.800%,  3/5/2027 1,891,517
2,500,000 5.113%,  5/3/2029 2,433,230
General Motors Company
1,500,000 6.125%,  10/1/2025 1,513,805
General Motors Financial
Company, Inc.
1,580,000 2.900%,  2/26/2025 1,568,516

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Consumer Cyclical  5.5% - continued
$ 1,075,000 2.750%,  6/20/2025 $ 1,059,401
950,000 5.400%,  5/8/2027 960,503
1,900,000 5.350%,  7/15/2027 1,920,416
2,500,000 5.800%,  1/7/2029 2,559,257
Harley-Davidson Financial
Services, Inc.
2,550,000 5.950%,  6/11/2029
a
2,555,833
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,905,856
Hyundai Capital America
1,360,000 1.800%,  10/15/2025
a
1,321,893
1,250,000 6.250%,  11/3/2025
a
1,267,322
1,250,000 1.650%,  9/17/2026
a
1,177,990
1,900,000 5.300%,  3/19/2027
a
1,920,573
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a,f
1,191,884
Las Vegas Sands Corporation
1,565,000 5.900%,  6/1/2027 1,589,738
Lennar Corporation
1,400,000 4.750%,  5/30/2025 1,397,893
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,307,824
1,875,000 5.000%,  5/17/2029 1,898,745
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,588,546
Nissan Motor Acceptance
Company, LLC
2,700,000 5.300%,  9/13/2027
a,f
2,657,119
O'Reilly Automotive, Inc.
1,900,000 5.750%,  11/20/2026 1,937,898
PACCAR Financial Corporation
1,300,000 4.000%,  9/26/2029 1,268,250
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,263,752
Starbucks Corporation
1,900,000 4.850%,  2/8/2027 1,912,243
Tapestry, Inc.
630,000 7.050%,  11/27/2025 639,596
630,000 7.000%,  11/27/2026 643,591
Toyota Motor Credit Corporation
1,850,000 4.350%,  10/8/2027 1,842,932
1,250,000 4.650%,  1/5/2029 1,252,571
VICI Properties, LP/VICI Note
Company, Inc.
4,500,000 4.625%,  6/15/2025
a
4,475,650
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,910,058
Total 74,149,049
Consumer Non-Cyclical  5.5%
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,566,870
1,900,000 6.200%,  11/1/2028 1,987,756
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,444,471
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,872,154
1,900,000 5.931%,  2/2/2029 1,968,827
Principal
Amount Long-Term Fixed Income  98.7% Value
Consumer Non-Cyclical  5.5% - continued
Becton, Dickinson and Company
$ 2,250,000 4.693%,  2/13/2028 $ 2,248,989
Bunge, Ltd. Finance Corporation
2,700,000 4.100%,  1/7/2028 2,648,738
Campbell Soup Company
630,000 5.300%,  3/20/2026 634,950
Conagra Brands, Inc.
2,750,000 4.850%,  11/1/2028 2,742,295
CVS Health Corporation
1,600,000 5.000%,  2/20/2026 1,600,639
2,500,000 5.400%,  6/1/2029 2,524,417
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,951,505
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,844,853
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,769,036
Illumina, Inc.
1,000,000 4.650%,  9/9/2026 997,444
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
3,600,000 2.500%,  1/15/2027 3,413,597
Kenvue, Inc.
1,585,000 5.050%,  3/22/2028 1,612,983
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,527,594
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,407,649
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,417,632
Nestle Holdings, Inc.
2,525,000 5.000%,  3/14/2028
a
2,561,396
Novartis Capital Corporation
4,100,000 3.800%,  9/18/2029 3,976,647
Pfizer Investment Enterprises,
Private Ltd.
1,900,000 4.450%,  5/19/2028 1,893,006
Philip Morris International, Inc.
1,650,000 0.875%,  5/1/2026 1,561,092
1,250,000 4.750%,  2/12/2027 1,254,674
2,150,000 4.375%,  11/1/2027 2,135,834
1,600,000 4.875%,  2/15/2028 1,608,185
625,000 4.875%,  2/13/2029 626,680
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,709,245
2,000,000 5.150%,  9/2/2029 2,012,128
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,939,449
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,450,645
Zoetis, Inc.
2,350,000 5.400%,  11/14/2025 2,365,104
Total 74,276,484
Energy  4.7%
Apache Corporation
1,900,000 4.375%,  10/15/2028 1,836,762

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Energy  4.7% - continued
BP Capital Markets America, Inc.
$ 2,500,000 5.017%,  11/17/2027 $ 2,534,827
950,000 4.699%,  4/10/2029 947,713
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,567,506
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,851,241
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,600,354
1,260,000 6.042%,  8/15/2028
a
1,296,994
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,574,837
Diamondback Energy, Inc.
1,250,000 5.200%,  4/18/2027 1,262,762
Enbridge, Inc.
1,900,000 5.900%,  11/15/2026 1,941,693
Energy Transfer, LP
1,050,000 2.900%,  5/15/2025 1,038,018
1,250,000 6.050%,  12/1/2026 1,280,141
1,900,000 5.250%,  7/1/2029 1,918,863
Helmerich & Payne, Inc.
2,700,000 4.650%,  12/1/2027
a
2,666,705
Kinder Morgan, Inc.
1,300,000 5.100%,  8/1/2029 1,306,346
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 2,996,173
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,498,434
1,300,000 1.750%,  3/1/2026 1,248,650
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,294,984
1,630,000 5.500%,  1/15/2026 1,638,405
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,512,645
1,000,000 5.000%,  8/1/2027 998,759
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,249,257
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 1,013,511
2,000,000 4.250%,  9/24/2027 1,974,504
1,000,000 5.650%,  11/1/2028 1,026,891
Ovintiv, Inc.
900,000 5.650%,  5/15/2025 903,029
2,550,000 5.375%,  1/1/2026 2,553,879
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,211,637
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,449,867
Plains All American Pipeline, LP/
PAA Finance Corporation
1,625,000 4.650%,  10/15/2025 1,622,472
Schlumberger Holdings
Corporation
875,000 5.000%,  5/29/2027
a
881,681
South Bow USA Infrastructure
Holdings, LLC
1,300,000 4.911%,  9/1/2027
a
1,294,392
Principal
Amount Long-Term Fixed Income  98.7% Value
Energy  4.7% - continued
Transcontinental Gas Pipe Line
Company, LLC
$ 650,000 7.850%,  2/1/2026 $ 668,564
Western Midstream Operating, LP
2,500,000 3.100%,  2/1/2025 2,483,133
Total 63,145,629
Financials  31.9%
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,b
1,948,623
AEGON Funding Company, LLC
1,875,000 5.500%,  4/16/2027
a,f
1,892,704
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
2,000,000 6.500%,  7/15/2025 2,017,754
1,800,000 1.750%,  1/30/2026 1,730,798
750,000 2.450%,  10/29/2026 715,879
1,550,000 6.100%,  1/15/2027 1,589,940
1,665,000 6.450%,  4/15/2027 1,723,653
1,925,000 4.625%,  9/10/2029 1,889,443
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,397,475
Allstate Corporation
1,000,000 0.750%,  12/15/2025 956,633
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 4,768,633
American Express Company
2,000,000 5.098%,  2/16/2028
b
2,015,822
1,000,000 5.043%,  7/26/2028
b
1,006,832
Aon North America, Inc.
1,900,000 5.125%,  3/1/2027 1,923,802
Apollo Debt Solutions BDC
2,630,000 6.900%,  4/13/2029
a
2,685,432
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,381,003
2,000,000 3.875%,  1/15/2026 1,966,395
1,200,000 2.150%,  7/15/2026 1,138,165
1,875,000 5.950%,  7/15/2029 1,892,462
Ares Strategic Income Fund
1,625,000 5.600%,  2/15/2030
a
1,585,706
Associated Banc-Corp
1,300,000 6.455%,  8/29/2030
b
1,322,420
Australia & New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,b
2,070,993
Australia & New Zealand Banking
Group, Ltd./New York, NY
2,000,000 4.900%,  7/16/2027 2,024,208
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,494,925
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,152,051
1,500,000 2.125%,  2/21/2026
a
1,438,688
650,000 4.250%,  4/15/2026
a
639,836
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
379,937
Banco Santander SA
2,400,000 5.147%,  8/18/2025 2,403,934
2,000,000 1.849%,  3/25/2026 1,916,983
1,000,000 4.175%,  3/24/2028
b
980,812
2,000,000 5.365%,  7/15/2028
b
2,017,389

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Financials  31.9% - continued
$ 2,000,000 5.588%,  8/8/2028 $ 2,045,147
Bank of America Corporation
3,000,000 1.530%,  12/6/2025
b
2,988,861
1,650,000 3.384%,  4/2/2026
b
1,638,387
1,475,000 1.319%,  6/19/2026
b
1,440,578
2,000,000 4.827%,  7/22/2026
b
1,997,546
3,500,000 1.734%,  7/22/2027
b
3,322,212
Bank of Montreal
1,885,000 5.266%,  12/11/2026 1,911,131
3,000,000 5.370%,  6/4/2027 3,066,584
2,250,000 4.567%,  9/10/2027
b
2,246,143
Bank of New York Mellon
Corporation
800,000 4.700%,  9/20/2025
b,h
793,264
1,250,000 6.317%,  10/25/2029
b
1,319,669
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,207,544
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
b,h
1,055,140
2,000,000 4.404%,  9/8/2028
b
1,979,038
Barclays plc
1,900,000 6.496%,  9/13/2027
b
1,951,452
2,000,000 2.279%,  11/24/2027
b
1,896,424
950,000 5.674%,  3/12/2028
b
964,660
1,900,000 4.837%,  9/10/2028
b
1,891,011
BlackRock Funding, Inc.
950,000 4.700%,  3/14/2029 956,621
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025 3,231,270
1,650,000 4.700%,  3/24/2025 1,644,980
1,150,000 4.950%,  9/26/2027
a
1,128,982
Blackstone Secured Lending Fund
1,725,000 5.875%,  11/15/2027 1,746,184
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026 1,301,477
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,072,671
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,964,994
1,250,000 3.750%,  6/17/2026
a
1,198,545
Blue Owl Technology Finance
Corporation II
1,725,000 6.750%,  4/4/2029
a
1,716,517
BNP Paribas SA
1,930,000 2.819%,  11/19/2025
a,b
1,927,711
2,200,000 1.323%,  1/13/2027
a,b
2,103,102
1,400,000 5.176%,  1/9/2030
a,b
1,407,122
Boston Properties, LP
2,500,000 3.650%,  2/1/2026 2,453,231
BPCE SA
1,050,000 2.375%,  1/14/2025
a
1,044,477
1,750,000 5.975%,  1/18/2027
a,b
1,766,524
Camden Property Trust
1,900,000 5.850%,  11/3/2026 1,947,500
Canadian Imperial Bank of
Commerce
2,000,000 3.945%,  8/4/2025 1,989,508
1,900,000 5.926%,  10/2/2026 1,944,061
2,000,000 5.237%,  6/28/2027 2,028,930
Principal
Amount Long-Term Fixed Income  98.7% Value
Financials  31.9% - continued
Capital One Financial Corporation
$ 1,250,000 2.636%,  3/3/2026
b
$ 1,238,561
1,500,000 4.985%,  7/24/2026
b
1,498,432
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,901,807
1,800,000 4.625%,  12/15/2029 1,720,103
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,h
596,899
1,750,000 4.000%,  6/1/2026
b,h
1,679,470
1,900,000 5.875%,  8/24/2026 1,939,214
Chubb INA Holdings, LLC
2,750,000 4.650%,  8/15/2029 2,752,549
Citibank NA
1,875,000 5.438%,  4/30/2026 1,897,443
1,600,000 4.929%,  8/6/2026 1,610,305
Citigroup, Inc.
1,000,000 4.000%,  12/10/2025
b,h
973,116
2,000,000 3.290%,  3/17/2026
b
1,986,025
1,075,000 3.106%,  4/8/2026
b
1,065,595
1,850,000 1.122%,  1/28/2027
b
1,766,246
1,100,000 5.174%,  2/13/2030
b
1,107,397
Comerica, Inc.
665,000 5.625%,  7/1/2025
b,f,h
656,888
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,b
1,828,111
COPT Defense Properties, LP
550,000 2.250%,  3/15/2026 528,996
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,948,387
Corebridge Global Funding
2,575,000 4.650%,  8/20/2027
a
2,569,561
Credit Agricole SA
1,250,000 1.247%,  1/26/2027
a,b
1,192,507
2,000,000 4.631%,  9/11/2028
a,b
1,983,972
1,275,000 6.316%,  10/3/2029
a,b
1,333,238
Credit Suisse Group AG
810,000 7.500%,  N/A
*,i
81,000
Danske Bank AS
1,000,000 6.466%,  1/9/2026
a,b
1,001,746
Deutsche Bank AG
4,300,000 4.500%,  4/1/2025 4,285,444
3,000,000 6.000%,  10/30/2025
b,h
2,932,585
Deutsche Bank AG/New York, NY
1,450,000 2.129%,  11/24/2026
b
1,404,784
1,900,000 5.414%,  5/10/2029 1,928,479
1,300,000 4.999%,  9/11/2030
b
1,279,825
Discover Bank
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,219,392
Elevance Health, Inc.
2,000,000 5.350%,  10/15/2025 2,011,750
1,500,000 4.500%,  10/30/2026 1,497,748
EPR Properties
3,125,000 4.950%,  4/15/2028 3,071,434
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 2,086,330
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,379,338
First Horizon Bank
2,499,000 5.750%,  5/1/2030 2,494,276

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Financials  31.9% - continued
First-Citizens Bank & Trust
Company
$ 2,050,000 6.125%,  3/9/2028 $ 2,119,003
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,891,235
3,000,000 3.400%,  1/15/2026 2,919,296
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a,f
1,729,376
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,267,381
Goldman Sachs Bank USA/New
York, NY
1,900,000 5.283%,  3/18/2027
b
1,912,377
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 970,893
Goldman Sachs Group, Inc.
325,000 4.250%,  10/21/2025 323,135
2,550,000 0.855%,  2/12/2026
b
2,517,952
2,000,000 3.800%,  5/10/2026
b,f,h
1,915,060
2,500,000 3.615%,  3/15/2028
b
2,431,671
1,900,000 4.482%,  8/23/2028
b
1,885,488
1,900,000 6.484%,  10/24/2029
b
2,004,607
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,679,251
HSBC Holdings plc
1,750,000 2.999%,  3/10/2026
b
1,735,877
1,575,000 1.645%,  4/18/2026
b
1,550,101
HSBC USA, Inc.
1,250,000 5.294%,  3/4/2027 1,267,577
Huntington National Bank
2,000,000 5.699%,  11/18/2025
b
1,999,953
ING Groep NV
500,000 4.625%,  1/6/2026
a
499,027
2,000,000 1.726%,  4/1/2027
b
1,913,102
2,000,000 4.017%,  3/28/2028
b
1,959,376
J.P. Morgan Chase & Company
1,200,000 2.005%,  3/13/2026
b
1,186,301
1,100,000 2.083%,  4/22/2026
b
1,084,654
2,000,000 3.650%,  6/1/2026
b,h
1,935,651
3,500,000 1.045%,  11/19/2026
b
3,361,682
1,275,000 1.040%,  2/4/2027
b
1,215,665
1,000,000 1.578%,  4/22/2027
b
954,158
1,850,000 5.571%,  4/22/2028
b
1,883,045
2,750,000 4.979%,  7/22/2028
b
2,763,121
1,700,000 4.851%,  7/25/2028
b
1,702,362
J.P. Morgan Chase Bank NA
1,250,000 5.110%,  12/8/2026 1,264,697
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,494,388
KeyCorp
950,000
6.271%,  (SOFRINDX +
1.250%), 5/23/2025
b
952,844
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 877,796
2,881,000 4.375%,  10/1/2025 2,862,302
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 347,650
950,000 5.985%,  8/7/2027
b
967,606
1,875,000 5.462%,  1/5/2028
b
1,896,627
2,000,000 3.750%,  3/18/2028
b
1,947,822
Principal
Amount Long-Term Fixed Income  98.7% Value
Financials  31.9% - continued
M&T Bank Corporation
$ 1,750,000 3.500%,  9/1/2026
b,h
$ 1,592,166
Macquarie Airfinance Holdings,
Ltd.
604,000 6.400%,  3/26/2029
a
622,419
1,300,000 5.150%,  3/17/2030
a
1,272,418
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 2,011,194
2,000,000 4.650%,  1/27/2026 1,992,069
Marsh & McLennan Companies,
Inc.
3,500,000 4.550%,  11/8/2027
c
3,498,926
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a
1,915,299
Met Tower Global Funding
1,900,000 5.400%,  6/20/2026
a
1,925,605
2,000,000 4.000%,  10/1/2027
a
1,971,873
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,946,428
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,115,620
Morgan Stanley
2,075,000 5.000%,  11/24/2025 2,080,333
1,500,000 4.679%,  7/17/2026
b
1,495,394
2,250,000 6.138%,  10/16/2026
b
2,275,666
1,500,000 0.985%,  12/10/2026
b
1,436,760
1,000,000 1.593%,  5/4/2027
b
953,359
1,875,000 5.652%,  4/13/2028
b
1,912,440
3,000,000 5.164%,  4/20/2029
b
3,025,555
785,000 5.449%,  7/20/2029
b
800,153
Morgan Stanley Bank NA
2,850,000 4.447%,  10/15/2027
b
2,835,070
Morgan Stanley Direct Lending
Fund
2,825,000 6.150%,  5/17/2029
a
2,816,859
National Australia Bank, Ltd./New
York
3,200,000 5.087%,  6/11/2027 3,251,518
National Bank of Canada
2,700,000 5.600%,  7/2/2027
b
2,730,891
NatWest Group plc
1,250,000 5.847%,  3/2/2027
b
1,264,615
649,000 3.754%,  11/1/2029
b
649,000
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,915,690
2,500,000 5.000%,  6/6/2029
a,f
2,535,106
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,098,809
1,500,000 2.329%,  1/22/2027 1,417,129
2,700,000 5.594%,  7/2/2027 2,743,062
Nordea Bank Abp
3,300,000 1.500%,  9/30/2026
a
3,110,069
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,911,779
Omega Healthcare Investors, Inc.
1,115,000 4.500%,  1/15/2025 1,113,520
1,630,000 5.250%,  1/15/2026 1,631,415
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,119,880

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Financials  31.9% - continued
PNC Financial Services Group,
Inc.
$ 2,500,000 3.400%,  9/15/2026
b,h
$ 2,304,368
2,000,000 4.758%,  1/26/2027
b
1,998,459
1,250,000 6.615%,  10/20/2027
b
1,294,350
1,575,000 5.582%,  6/12/2029
b
1,609,671
Pricoa Global Funding I
2,500,000 5.550%,  8/28/2026
a
2,543,888
Principal Life Global Funding II
1,600,000 0.875%,  1/12/2026
a
1,527,005
1,900,000 5.000%,  1/16/2027
a
1,915,921
Realty Income Corporation
546,000 4.875%,  6/1/2026 547,440
Regions Financial Corporation
2,215,000 2.250%,  5/18/2025 2,182,300
1,200,000 5.722%,  6/6/2030
b
1,218,225
RGA Global Funding
2,500,000 5.448%,  5/24/2029
a
2,550,895
Royal Bank of Canada
2,100,000 5.069%,  7/23/2027
b
2,113,219
3,000,000 4.510%,  10/18/2027
b
2,990,163
1,900,000 5.200%,  8/1/2028 1,930,662
1,250,000 4.950%,  2/1/2029 1,262,721
Santander Holdings USA, Inc.
400,000 3.450%,  6/2/2025 395,756
1,750,000 2.490%,  1/6/2028
b
1,650,006
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
b
1,042,359
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,722,099
Societe Generale SA
2,000,000 2.226%,  1/21/2026
a,b
1,985,284
2,000,000 1.488%,  12/14/2026
a,b
1,914,762
Standard Chartered plc
2,000,000 1.822%,  11/23/2025
a,b
1,995,204
2,100,000 2.608%,  1/12/2028
a,b
1,994,594
1,250,000 5.688%,  5/14/2028
a,b
1,267,082
State Street Corporation
2,000,000 5.751%,  11/4/2026
b
2,019,408
2,850,000 4.330%,  10/22/2027 2,833,360
2,200,000 5.684%,  11/21/2029
b
2,272,275
Sumitomo Mitsui Financial Group,
Inc.
1,750,000 0.948%,  1/12/2026 1,672,846
2,400,000 2.174%,  1/14/2027 2,274,013
1,900,000 5.716%,  9/14/2028 1,959,336
Sumitomo Mitsui Trust Bank, Ltd.
1,900,000 5.650%,  9/14/2026
a
1,930,160
Synchrony Financial
3,500,000 4.500%,  7/23/2025 3,481,962
1,000,000 5.935%,  8/2/2030
b
1,015,801
Synovus Bank
3,155,000 5.625%,  2/15/2028 3,137,831
Toronto-Dominion Bank
1,915,000 5.264%,  12/11/2026 1,939,955
Truist Financial Corporation
825,000 4.950%,  9/1/2025
b,h
815,405
1,350,000 4.260%,  7/28/2026
b
1,341,726
1,900,000 1.267%,  3/2/2027
b
1,811,367
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
b
2,016,254
Principal
Amount Long-Term Fixed Income  98.7% Value
Financials  31.9% - continued
$ 1,000,000 6.787%,  10/26/2027
b
$ 1,037,903
1,750,000 4.548%,  7/22/2028
b
1,739,483
950,000 5.384%,  1/23/2030
b
965,213
2,000,000 5.100%,  7/23/2030
b
2,009,230
UBS Group AG
5,650,000 1.305%,  2/2/2027
a,b
5,392,416
1,900,000 6.327%,  12/22/2027
a,b
1,955,429
1,625,000 6.850%,  9/10/2029
a,b,h
1,610,741
2,200,000 5.428%,  2/8/2030
a,b
2,231,237
Wells Fargo & Company
2,000,000 3.908%,  4/25/2026
b
1,988,125
1,500,000 4.540%,  8/15/2026
b
1,493,945
1,650,000 3.526%,  3/24/2028
b
1,601,484
1,500,000 5.707%,  4/22/2028
b
1,529,107
1,900,000 5.574%,  7/25/2029
b
1,940,289
Wells Fargo Bank NA
1,725,000 5.254%,  12/11/2026 1,750,616
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
b
1,051,961
Westpac New Zealand, Ltd.
2,500,000 5.132%,  2/26/2027
a,f
2,526,320
1,900,000 4.902%,  2/15/2028
a
1,901,425
Total 430,188,735
Foreign Government  0.2%
NBN Company, Ltd.
2,000,000 1.450%,  5/5/2026
a
1,905,664
1,300,000 4.000%,  10/1/2027
a
1,277,718
Total 3,183,382
Mortgage-Backed Securities  0.5%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
41,757
6.510%,  (RFUCCT1Y +
1.510%), 1/1/2043
b
42,219
6,800,000 5.000%,  11/1/2048
c
6,607,089
Total 6,649,308
Technology  3.0%
Accenture Capital, Inc.
3,375,000 3.900%,  10/4/2027 3,332,946
Applied Materials, Inc.
1,275,000 4.800%,  6/15/2029 1,285,571
Broadcom, Inc.
2,000,000 4.150%,  2/15/2028 1,964,894
2,650,000 5.050%,  7/12/2029 2,672,612
Cadence Design Systems, Inc.
2,000,000 4.200%,  9/10/2027 1,984,611
Cisco Systems, Inc.
625,000 4.850%,  2/26/2029 632,761
Fiserv, Inc.
1,900,000 5.150%,  3/15/2027 1,920,341
1,900,000 5.450%,  3/2/2028 1,939,756
Global Payments, Inc.
875,000 2.650%,  2/15/2025 868,635
Hewlett Packard Enterprise
Company
650,000 4.450%,  9/25/2026 647,000

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Technology  3.0% - continued
Jabil, Inc.
$ 1,500,000 4.250%,  5/15/2027 $ 1,476,785
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 652,373
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,586,244
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,183,057
3,250,000 2.950%,  5/15/2025 3,215,912
1,900,000 4.500%,  5/6/2028 1,890,205
1,625,000 4.200%,  9/27/2029 1,582,965
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,488,516
Roper Technologies, Inc.
825,000 1.000%,  9/15/2025 799,855
1,925,000 4.500%,  10/15/2029 1,895,468
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,469,719
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a
1,260,942
VeriSign, Inc.
1,810,000 5.250%,  4/1/2025 1,808,499
VMware, LLC
650,000 1.400%,  8/15/2026 612,673
Total 40,172,340
Transportation  1.4%
Air Canada
3,125,000 3.875%,  8/15/2026
a
3,023,076
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,016,291
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
950,000 4.500%,  10/20/2025
a
945,420
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,262,117
Mileage Plus Holdings, LLC
1,705,000 6.500%,  6/20/2027
a
1,721,828
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
1,000,000
1,000,000 3.950%,  3/10/2025
a
995,697
1,200,000 1.200%,  11/15/2025
a
1,155,288
Southwest Airlines Company
1,650,000 5.250%,  5/4/2025 1,651,401
TTX Company
2,500,000 5.500%,  9/25/2026
a
2,531,819
United Airlines, Inc.
3,125,000 4.375%,  4/15/2026
a
3,071,016
Total 19,373,953
U.S. Government & Agencies  6.7%
U.S. Treasury Notes
18,000,000 3.500%,  9/30/2026 17,780,625
55,945,000 3.500%,  1/31/2028 54,867,622
17,860,000 4.000%,  10/31/2029 17,722,561
Total 90,370,808
Principal
Amount Long-Term Fixed Income  98.7% Value
Utilities  4.1%
AES Corporation
$ 2,750,000 3.300%,  7/15/2025
a
$ 2,711,963
American Electric Power
Company, Inc.
3,000,000 5.699%,  8/15/2025 3,016,153
1,425,000 1.000%,  11/1/2025 1,373,034
1,255,000 5.200%,  1/15/2029 1,270,755
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,186,785
1,100,000 5.250%,  8/10/2026 1,108,042
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,951,388
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,241,395
DTE Energy Company
1,750,000 4.220%,  11/1/2024 1,750,000
2,100,000 4.950%,  7/1/2027 2,111,583
1,550,000 5.100%,  3/1/2029 1,562,120
Duke Energy Corporation
1,085,000 0.900%,  9/15/2025 1,048,958
2,650,000 5.000%,  12/8/2025 2,656,416
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,039,131
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,937,801
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,288,564
Georgia Power Company
1,900,000 4.650%,  5/16/2028 1,902,034
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,486,611
National Rural Utilities Cooperative
Finance Corporation
1,900,000 5.100%,  5/6/2027 1,924,878
1,900,000 4.800%,  3/15/2028 1,912,935
637,000
7.761%,  (TSFR3M +
3.172%), 4/30/2043
b
637,077
NextEra Energy Capital Holdings,
Inc.
2,000,000 5.749%,  9/1/2025 2,014,327
NiSource, Inc.
1,080,000 0.950%,  8/15/2025 1,046,768
Pacific Gas and Electric Company
1,900,000 5.550%,  5/15/2029 1,936,156
Sempra
3,250,000 3.300%,  4/1/2025 3,227,628
Southern California Edison
Company
2,350,000 4.875%,  2/1/2027 2,368,107
Southern Company
1,100,000 4.000%,  1/15/2051
b
1,076,806
1,250,000 3.750%,  9/15/2051
b
1,201,621
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,997,267

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.7% Value
Utilities  4.1% - continued
WEC Energy Group, Inc.
$ 1,900,000 5.600%,  9/12/2026 $ 1,930,001
Total 54,916,304
Total Long-Term Fixed Income
(cost $1,338,662,124) 1,328,885,713
Shares
Collateral Held for Securities
Loaned 0.9% Value
12,218,384 Thrivent Cash Management Trust 12,218,384
Total Collateral Held for
Securities Loaned
(cost $12,218,384) 12,218,384
Shares Preferred Stock 0.1% Value
Financials  0.1%
54,000 Citigroup Capital XIII, 11.221%
b
1,635,660
Total 1,635,660
Total Preferred Stock
(cost $1,490,400) 1,635,660
Shares or
Principal
Amount Short-Term Investments 2.1% Value
Federal Home Loan Bank Discount
Notes
6,370,000 4.600%, 11/1/2024
j
6,369,205
8,340,000 4.650%, 11/4/2024
j
8,335,835
Federal Home Loan Mortgage
Corporation Discount Notes
5,000,000 4.635%, 11/8/2024
j
4,995,005
U.S. Treasury Bills
8,000,000 4.698%, 11/7/2024
j
7,993,788
Total Short-Term Investments
(cost $27,695,998) 27,693,833
Total Investments (cost
$1,380,066,906) 101.8% $1,370,433,590
Other Assets and Liabilities, Net
(1.8%) (23,602,744)
Total Net Assets 100.0% $1,346,830,846
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $547,518,520 or
40.7% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2024.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Fund as of October 31, 2024 was $81,000 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of October 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 11,841,645
Total lending $11,841,645
Gross amount payable upon return of
collateral for securities loaned $12,218,384
Net amounts due to counterparty $376,739
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $9,252,110
Gross unrealized depreciation (19,731,939)
Net unrealized appreciation (depreciation) ($10,479,829)
Cost for federal income tax purposes $1,380,913,419

Limited Maturity Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 230,034,471 – 230,034,471 –
Basic Materials 24,306,446 – 24,306,446 –
Capital Goods 35,628,980 – 35,628,980 –
Collateralized Mortgage Obligations 136,711,478 – 134,717,025 1,994,453
Commercial Mortgage-Backed Securities 7,427,689 – 7,427,689 –
Communications Services 38,350,657 – 38,350,657 –
Consumer Cyclical 74,149,049 – 74,149,049 –
Consumer Non-Cyclical 74,276,484 – 74,276,484 –
Energy 63,145,629 – 63,145,629 –
Financials 430,188,735 – 430,188,735 –
Foreign Government 3,183,382 – 3,183,382 –
Mortgage-Backed Securities 6,649,308 – 6,649,308 –
Technology 40,172,340 – 40,172,340 –
Transportation 19,373,953 – 19,373,953 –
U.S. Government & Agencies 90,370,808 – 90,370,808 –
Utilities 54,916,304 – 54,916,304 –
Preferred Stock
Financials 1,635,660 1,635,660 – –
Short-Term Investments 27,693,833 – 27,693,833 –
Subtotal Investments in Securities $1,358,215,206 $1,635,660 $1,354,585,093 $1,994,453
Other Investments  * Total
Collateral Held for Securities Loaned 12,218,384
Subtotal Other Investments $12,218,384
Total Investments at Value $1,370,433,590
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $3,556 $100,198 $91,536 $12,218 12,218 0.9%
Total Collateral Held for Securities Loaned 3,556 12,218 0.9
Total Value $3,556 $12,218
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– – $53
Total Affiliated Income from Securities Loaned, Net $53
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.2% Value
Communications Services  3.8%
11,348 Cargurus, Inc.
a
$ 352,015
14,517 Pinterest, Inc.
a
461,495
4,036 Trade Desk, Inc.
a
485,168
Total 1,298,678
Consumer Discretionary  11.7%
3,365 Champion Homes, Inc.
a
296,894
6,980 Chipotle Mexican Grill, Inc.
a
389,275
2,613 Deckers Outdoor Corporation
a
420,405
2,580 DoorDash, Inc.
a
404,286
1,126 Lululemon Athletica, Inc.
a
335,435
41 NVR, Inc.
a
375,265
1,101 Pool Corporation 398,166
3,151 Ross Stores, Inc. 440,258
4,813 SharkNinja, Inc. 443,807
4,844 Wyndham Hotels & Resorts, Inc. 427,822
Total 3,931,613
Consumer Staples  2.3%
2,015 e.l.f. Beauty, Inc.
a
212,079
2,096 J & J Snack Foods Corporation 343,995
1,218 Lancaster Colony Corporation 211,445
Total 767,519
Energy  1.9%
4,144 Matador Resources Company 215,944
15,701 TechnipFMC plc 419,060
Total 635,004
Financials  10.2%
1,115 Arthur J. Gallagher & Company 313,538
2,285 Houlihan Lokey, Inc. 394,779
2,116 Jack Henry & Associates, Inc. 384,964
970 Kinsale Capital Group, Inc. 415,267
544 MSCI, Inc. 310,733
3,702 Northern Trust Corporation 372,125
8,101 TPG, Inc. 548,276
3,798 Tradeweb Markets, Inc. 482,346
2,676 Western Alliance Bancorp 222,670
Total 3,444,698
Health Care  14.8%
1,288 Arcellx, Inc.
a
108,540
467 Argenx SE ADR
a
273,802
1,089 Ascendis Pharma AS ADR
a
133,751
12,665 Avantor, Inc.
a
283,316
1,822 Cencora, Inc. 415,562
859 Chemed Corporation 464,066
6,251 Dexcom, Inc.
a
440,570
3,764 Encompass Health Corporation 374,367
5,048 Globus Medical, Inc.
a
371,230
1,301 ICON plc
a
288,965
972 IDEXX Laboratories, Inc.
a
395,526
3,238 Legend Biotech Corporation ADR
a
145,775
2,630 Repligen Corporation
a
353,130
2,589 Sarepta Therapeutics, Inc.
a
326,214
846 STERIS plc 187,685
2,117 Veeva Systems, Inc.
a
442,093
Total 5,004,592
Industrials  20.4%
3,169 Advanced Drainage Systems, Inc. 474,970
Shares Common Stock  97.2% Value
Industrials  20.4% - continued
3,637 BWX Technologies, Inc. $ 442,805
1,843 Clean Harbors, Inc.
a
426,212
1,089 EMCOR Group, Inc. 485,770
13,239 ExlService Holdings, Inc.
a
551,669
5,832 Fastenal Company 455,946
7,211 Howmet Aerospace, Inc. 719,081
6,377 nVent Electric plc 475,533
2,188 Old Dominion Freight Line, Inc. 440,488
2,388 Regal Rexnord Corporation 397,697
1,176 Rockwell Automation, Inc. 313,651
662 Saia, Inc.
a
323,460
4,680 TransUnion 474,084
2,914 Waste Connections, Inc. 515,049
779 Watsco, Inc. 368,475
Total 6,864,890
Information Technology  25.8%
8,387 Amphenol Corporation 562,097
1,246 Arista Networks, Inc.
a
481,504
1,400 CrowdStrike Holdings, Inc.
a
415,618
1,232 CyberArk Software, Ltd.
a
340,673
8,078 Dynatrace Holdings, LLC
a
434,596
921 Gartner, Inc.
a
462,802
7,042 Gitlab, Inc.
a
378,508
1,705 Globant SA
a
357,862
2,518 Guidewire Software, Inc.
a
469,003
894 HubSpot, Inc.
a
495,982
8,844 JFrog, Ltd.
a
258,068
5,369 Lam Research Corporation 399,185
7,695 Lattice Semiconductor
Corporation
a
389,829
5,525 Marvell Technology, Inc. 442,608
1,578 MongoDB, Inc.
a
426,691
762 Monolithic Power Systems, Inc. 578,587
2,974 PTC, Inc.
a
551,171
774 Synopsys, Inc.
a
397,534
6,743 Trimble, Inc.
a
407,952
724 Tyler Technologies, Inc.
a
438,447
Total 8,688,717
Materials  2.2%
698 Martin Marietta Materials, Inc. 413,453
2,663 RPM International, Inc. 338,494
Total 751,947
Real Estate  2.9%
2,481 CBRE Group, Inc.
a
324,937
5,053 CoStar Group, Inc.
a
367,808
1,198 SBA Communications Corporation 274,905
Total 967,650
Utilities  1.2%
3,268 Vistra Energy Corporation 408,369
Total 408,369
Total Common Stock
(cost $26,303,082) 32,763,677

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   0.5% Value
U.S. Unaffiliated   0.5%
1,747 SPDR S&P Biotech ETF
b
$ 169,511
Total 169,511
Total Registered Investment
Companies (cost $158,518) 169,511
Shares
Collateral Held for Securities
Loaned 0.4% Value
130,560 Thrivent Cash Management Trust 130,560
Total Collateral Held for
Securities Loaned
(cost $130,560) 130,560
Shares Short-Term Investments 2.2% Value
Thrivent Core Short-Term Reserve
Fund
74,763 5.100% 747,629
Total Short-Term Investments
(cost $747,629) 747,629
Total Investments (cost
$27,339,789) 100.3% $33,811,377
Other Assets and Liabilities, Net
(0.3%) (90,837)
Total Net Assets 100.0% $33,720,540
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of October 31, 2024:
Securities Lending Transactions
Common Stock $ 126,139
Total lending $126,139
Gross amount payable upon return of
collateral for securities loaned $130,560
Net amounts due to counterparty $4,421
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $7,302,000
Gross unrealized depreciation (1,051,276)
Net unrealized appreciation (depreciation) $6,250,724
Cost for federal income tax purposes $27,560,653

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,298,678 1,298,678 – –
Consumer Discretionary 3,931,613 3,931,613 – –
Consumer Staples 767,519 767,519 – –
Energy 635,004 635,004 – –
Financials 3,444,698 3,444,698 – –
Health Care 5,004,592 5,004,592 – –
Industrials 6,864,890 6,864,890 – –
Information Technology 8,688,717 8,688,717 – –
Materials 751,947 751,947 – –
Real Estate 967,650 967,650 – –
Utilities 408,369 408,369 – –
Registered Investment Companies
U.S. Unaffiliated 169,511 169,511 – –
Subtotal Investments in Securities $32,933,188 $32,933,188 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 747,629
Collateral Held for Securities Loaned 130,560
Subtotal Other Investments $878,189
Total Investments at Value $33,811,377
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $543 $10,283 $10,078 $748 75 2.2%
Total Affiliated Short-Term Investments 543 748 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   297 7,569 7,735 131 131 0.4
Total Collateral Held for Securities Loaned 297 131 0.4
Total Value $840 $879
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $29
Total Income/Non Cash Income from Affiliated Investments $29
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.2% Value
Consumer Discretionary  11.6%
869,436 Champion Homes, Inc.
a
$ 76,710,338
344,806 Crocs, Inc.
a
37,176,983
260,752 Deckers Outdoor Corporation
a
41,952,389
446,224 Garmin, Ltd. 88,508,531
226,620 Lululemon Athletica, Inc.
a
67,510,098
15,886 NVR, Inc.
a
145,401,540
Total 457,259,879
Consumer Staples  4.1%
684,084 BJ's Wholesale Club Holdings,
Inc.
a
57,962,437
134,924 Casey's General Stores, Inc. 53,162,755
847,093 Tyson Foods, Inc. 49,631,179
Total 160,756,371
Energy  4.9%
1,654,899 Devon Energy Corporation 64,011,493
1,096,975 Expand Energy Corporation 92,935,722
2,429,237 NOV, Inc. 37,677,466
Total 194,624,681
Financials  15.9%
1,759,305 Ally Financial, Inc. 61,663,640
135,047 Ameriprise Financial, Inc. 68,914,484
878,178 Arch Capital Group, Ltd.
a
86,553,224
213,219 Kinsale Capital Group, Inc. 91,281,186
702,065 Northern Trust Corporation 70,571,574
1,659,352 Radian Group, Inc. 57,927,978
492,859 Tradeweb Markets, Inc. 62,593,093
821,571 Western Alliance Bancorp 68,362,923
1,176,957 Zions Bancorp NA 61,272,382
Total 629,140,484
Health Care  7.0%
165,857 Align Technology, Inc.
a
34,005,661
767,399 AMN Healthcare Services, Inc.
a
29,115,118
679,698 Edwards Lifesciences Corporation
a
45,546,563
208,073 Humana, Inc. 53,647,461
353,633 Neurocrine Biosciences, Inc.
a
42,531,441
1,302,371 Option Care Health, Inc.
a
30,006,628
333,927 Sarepta Therapeutics, Inc.
a
42,074,802
Total 276,927,674
Industrials  22.4%
689,816 Advanced Drainage Systems, Inc. 103,389,622
152,048 Axon Enterprise, Inc.
a
64,392,328
430,670 Expeditors International of
Washington, Inc. 51,249,730
1,205,546 Fastenal Company 94,249,586
884,917 Howmet Aerospace, Inc. 88,243,923
257,122 Lincoln Electric Holdings, Inc. 49,511,412
324,585 Old Dominion Freight Line, Inc. 65,345,452
281,860 Quanta Services, Inc. 85,017,432
216,426 Rockwell Automation, Inc. 57,722,979
980,322 Timken Company 81,366,726
181,861 United Rentals, Inc. 147,816,621
Total 888,305,811
Information Technology  12.8%
1,084,352 Ciena Corporation
a
68,867,196
424,710 Datadog, Inc.
a
53,275,622
1,383,376 DocuSign, Inc.
a
95,978,627
Shares Common Stock  97.2% Value
Information Technology  12.8% - continued
174,722 MongoDB, Inc.
a
$ 47,244,829
572,176 ON Semiconductor Corporation
a
40,332,686
604,945 Qorvo, Inc.
a
43,108,381
1,840,394 Trimble, Inc.
a
111,343,837
920,604 Varonis Systems, Inc.
a
46,370,823
Total 506,522,001
Materials  5.8%
359,589 Albemarle Corporation 34,063,866
641,764 Ball Corporation 38,024,517
359,357 Celanese Corporation 45,268,201
864,964 Steel Dynamics, Inc. 112,877,802
Total 230,234,386
Real Estate  4.8%
330,802 Alexandria Real Estate Equities,
Inc. 36,900,963
255,412 Extra Space Storage, Inc. 41,708,780
491,501 SBA Communications Corporation 112,784,734
Total 191,394,477
Utilities  7.9%
1,322,120 Alliant Energy Corporation 79,327,200
2,287,633 CenterPoint Energy, Inc. 67,553,802
2,517,957 NiSource, Inc. 88,531,368
621,131 Vistra Energy Corporation 77,616,530
Total 313,028,900
Total Common Stock
(cost $2,701,022,440) 3,848,194,664
Shares Short-Term Investments 2.7% Value
Thrivent Core Short-Term Reserve
Fund
10,541,138 5.100% 105,411,383
Total Short-Term Investments
(cost $105,383,245) 105,411,383
Total Investments (cost
$2,806,405,685) 99.9% $3,953,606,047
Other Assets and Liabilities, Net
0.1% 5,275,451
Total Net Assets 100.0% $3,958,881,498
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,263,293,925
Gross unrealized depreciation (117,066,350)
Net unrealized appreciation (depreciation) $1,146,227,575
Cost for federal income tax purposes $2,807,378,472

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 457,259,879 457,259,879 – –
Consumer Staples 160,756,371 160,756,371 – –
Energy 194,624,681 194,624,681 – –
Financials 629,140,484 629,140,484 – –
Health Care 276,927,674 276,927,674 – –
Industrials 888,305,811 888,305,811 – –
Information Technology 506,522,001 506,522,001 – –
Materials 230,234,386 230,234,386 – –
Real Estate 191,394,477 191,394,477 – –
Utilities 313,028,900 313,028,900 – –
Subtotal Investments in Securities $3,848,194,664 $3,848,194,664 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 105,411,383
Subtotal Other Investments $105,411,383
Total Investments at Value $3,953,606,047
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $169,310 $578,417 $642,316 $105,411 10,541 2.7%
Total Affiliated Short-Term Investments 169,310 105,411 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 180,229 180,229 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $169,310 $105,411
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $6,271
Total Income/Non Cash Income from Affiliated Investments $6,271
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total $– $– $–

Mid Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.0% Value
Communications Services  3.5%
34,262 Imax Corporation
a
$ 832,567
9,072 Verizon Communications, Inc. 382,203
21,438 Warner Brothers Discovery, Inc.
a
174,291
Total 1,389,061
Consumer Discretionary  10.1%
9,130 Cheesecake Factory, Inc. 421,988
6,078 Columbia Sportswear Company 489,097
3,224 D.R. Horton, Inc. 544,856
5,408 Lear Corporation 517,870
13,121 Six Flags Entertainment
Corporation 517,099
7,415 Tapestry, Inc. 351,842
6,545 Wyndham Hotels & Resorts, Inc. 578,054
13,504 Yum China Holding, Inc. 595,661
Total 4,016,467
Consumer Staples  5.5%
3,192 J & J Snack Foods Corporation 523,871
5,235 J.M. Smucker Company 594,225
6,653 Lamb Weston Holdings, Inc. 516,871
7,486 Sysco Corporation 561,076
Total 2,196,043
Energy  6.8%
22,679 Coterra Energy, Inc. 542,482
14,812 Devon Energy Corporation 572,928
16,464 Enterprise Products Partners, LP 471,858
6,500 Expand Energy Corporation 550,680
1,072 Marathon Petroleum Corporation 155,944
12,048 Noble Corporation plc 385,295
Total 2,679,187
Financials  19.1%
45,847 AGNC Investment Corporation 426,835
3,808 Allstate Corporation 710,268
3,133 Capital One Financial Corporation 510,021
18,154 Carlyle Group, Inc. 908,245
8,153 Charles Schwab Corporation 577,477
8,058 Equitable Holdings, Inc. 365,350
2,733 Jack Henry & Associates, Inc. 497,215
3,900 M&T Bank Corporation 759,252
4,484 Selective Insurance Group, Inc. 407,237
6,961 Texas Capital Bancshares, Inc.
a
535,649
19,843 U.S. Bancorp 958,615
3,904 Voya Financial, Inc. 313,491
5,494 Wintrust Financial Corporation 636,700
Total 7,606,355
Health Care  7.1%
19,813 Avantor, Inc.
a
443,217
10,317 Baxter International, Inc. 368,317
5,377 Henry Schein, Inc.
a
377,627
1,174 Humana, Inc. 302,692
3,743 Johnson & Johnson 598,356
2,266 Labcorp Holdings, Inc. 517,260
3,784 Sanofi SA ADR 200,098
Total 2,807,567
Industrials  17.1%
5,084 AGCO Corporation 507,587
10,799 Barnes Group, Inc. 504,961
Shares Common Stock  98.0% Value
Industrials  17.1% - continued
2,558 Booz Allen Hamilton Holding
Corporation $ 464,686
850 Carlisle Companies, Inc. 358,895
12,919 Flowserve Corporation 680,056
1,282 General Dynamics Corporation 373,844
11,449 Hexcel Corporation 671,942
2,687 JB Hunt Transport Services, Inc. 485,326
8,821 MSC Industrial Direct Company,
Inc. 697,476
8,709 Robert Half, Inc. 593,170
10,457 United Airlines Holdings, Inc.
a
818,365
17,349 Werner Enterprises, Inc. 640,005
Total 6,796,313
Information Technology  7.3%
5,283 Coherent Corporation
a
488,360
2,630 CommVault Systems, Inc.
a
410,780
2,733 Jabil, Inc. 336,405
19,787 Knowles Corporation
a
342,711
7,050 MKS Instruments, Inc. 700,276
1,729 PTC, Inc.
a
320,436
4,528 Western Digital Corporation
a
295,724
Total 2,894,692
Materials  8.2%
9,006 Alcoa Corporation 361,051
14,648 Axalta Coating Systems, Ltd.
a
555,452
4,326 Celanese Corporation 544,946
6,862 CF Industries Holdings, Inc. 564,262
5,019 Nucor Corporation 711,895
5,847 West Fraser Timber Company, Ltd. 528,569
Total 3,266,175
Real Estate  6.3%
1,031 AvalonBay Communities, Inc. 228,480
3,000 CBRE Group, Inc.
a
392,910
5,833 Crown Castle, Inc. 626,989
43,789 Healthcare Realty Trust, Inc. 752,295
2,915 Simon Property Group, Inc. 492,985
Total 2,493,659
Utilities  7.0%
8,958 Alliant Energy Corporation 537,480
1,807 Constellation Energy Corporation 475,169
4,165 DTE Energy Company 517,376
21,111 NiSource, Inc. 742,263
4,210 Vistra Energy Corporation 526,081
Total 2,798,369
Total Common Stock
(cost $32,725,210) 38,943,888

Mid Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments 0.9% Value
Thrivent Core Short-Term Reserve
Fund
37,682 5.100% $ 376,824
Total Short-Term Investments
(cost $376,824) 376,824
Total Investments (cost
$33,102,034) 98.9% $39,320,712
Other Assets and Liabilities, Net
1.1% 417,984
Total Net Assets 100.0% $39,738,696
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $7,555,254
Gross unrealized depreciation (1,316,183)
Net unrealized appreciation (depreciation) $6,239,071
Cost for federal income tax purposes $33,081,641
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,389,061 1,389,061 – –
Consumer Discretionary 4,016,467 4,016,467 – –
Consumer Staples 2,196,043 2,196,043 – –
Energy 2,679,187 2,679,187 – –
Financials 7,606,355 7,606,355 – –
Health Care 2,807,567 2,807,567 – –
Industrials 6,796,313 6,796,313 – –
Information Technology 2,894,692 2,894,692 – –
Materials 3,266,175 3,266,175 – –
Real Estate 2,493,659 2,493,659 – –
Utilities 2,798,369 2,798,369 – –
Subtotal Investments in Securities $38,943,888 $38,943,888 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 376,824
Subtotal Other Investments $376,824
Total Investments at Value $39,320,712
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $488 $11,836 $11,947 $377 38 0.9%
Total Affiliated Short-Term Investments 488 377 0.9
Total Value $488 $377
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $43
Total Income/Non Cash Income from Affiliated Investments $43
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   43.0% Value
U.S. Affiliated   42.4%
7,342,465 Thrivent Core Emerging Markets
Debt Fund $ 60,355,062
2,184,748 Thrivent Core Emerging Markets
Equity Fund 21,432,379
1,172,248 Thrivent Core International Equity
Fund 12,707,165
196,259 Thrivent Core Low Volatility Equity
Fund 2,372,766
3,786,451 Thrivent Core Mid Cap Value Fund 44,528,667
1,973,602 Thrivent Core Small Cap Value
Fund 22,933,250
2,949,158 Thrivent Global Stock Fund, Class
S 88,445,240
10,599,490 Thrivent High Yield Fund, Class S 44,835,842
15,888,009 Thrivent Income Fund, Class S 129,646,153
13,412,067 Thrivent International Allocation
Fund, Class S 146,459,775
18,230,662 Thrivent Large Cap Growth Fund,
Class S 400,163,026
11,323,175 Thrivent Large Cap Value Fund,
Class S 360,303,432
5,943,002 Thrivent Limited Maturity Bond
Fund, Class S 73,574,361
4,076,095 Thrivent Mid Cap Stock Fund,
Class S 152,445,963
1,603,483 Thrivent Small Cap Stock Fund,
Class S 52,177,340
Total 1,612,380,421
U.S. Unaffiliated   0.6%
6,221 Invesco QQQ Trust Series 1 3,010,031
16,500 Invesco Senior Loan ETF 346,335
58,000 iShares Broad USD High Yield
Corporate Bond ETF 2,153,540
24,852 SPDR Bloomberg High Yield Bond
ETF
a
2,393,247
24,562 SPDR S&P 500 ETF Trust 13,966,936
15,154 SPDR S&P Biotech ETF 1,470,392
Total 23,340,481
Total Registered Investment
Companies (cost $1,068,941,005) 1,635,720,902
Shares Common Stock 23.0% Value
Communications Services  1.6%
36,913 Alphabet, Inc., Class A 6,316,183
95,145 Alphabet, Inc., Class C 16,430,590
18,152 Altice USA, Inc.
b
44,109
7,508 AMC Networks, Inc.
b
60,815
4,441 Bandwidth, Inc.
b
86,599
72,797 Cargurus, Inc.
b
2,258,163
5,905 Cogent Communications Holdings 473,994
79,659 Comcast Corporation 3,478,708
29,062 E.W. Scripps Company
b
97,503
2,943 Electronic Arts, Inc. 443,952
2,406 Entravision Communications
Corporation 5,582
13,095 iHeartMedia, Inc.
b
25,928
16,103 Integral Ad Science Holding
Corporation
b
190,659
7,993 Iridium Communications, Inc. 234,435
6,703 Liberty Global, Ltd., Class A
b
132,786
Shares Common Stock  23.0% Value
Communications Services  1.6% - continued
7,033 Liberty Latin America, Ltd., Class
A
b
$ 68,853
1,267 Liberty Media Corporation-Liberty
Live Group
b
73,942
15,063 Lumen Technologies, Inc.
b
96,253
8,490 Magnite, Inc.
b
105,955
30,435 Meta Platforms, Inc. 17,274,297
2,934 Netflix, Inc.
b
2,218,192
5,521 New York Times Company 308,293
922 Omnicom Group, Inc. 93,122
37,145 Pinterest, Inc.
b
1,180,840
42,605 QuinStreet, Inc.
b
894,705
1,917 Sinclair, Inc. 33,107
5,823 Sirius XM Holdings, Inc.
a
155,241
2,078 TechTarget, Inc.
b
60,148
4,689 Telephone and Data Systems, Inc. 139,498
948 TKO Group Holdings, Inc.
b
110,698
12,208 Trade Desk, Inc.
b
1,467,524
117,820 Verizon Communications, Inc. 4,963,757
118,490 Warner Brothers Discovery, Inc.
b
963,324
Total 60,487,755
Consumer Discretionary  2.4%
126 Adient plc
b
2,461
90,003 Amazon.com, Inc.
b
16,776,559
17,203 American Axle & Manufacturing
Holdings, Inc.
b
97,197
12,572 American Eagle Outfitters, Inc. 246,285
23,180 Aptiv plc
b
1,317,319
2,982 Aramark 112,809
3,158 Autoliv, Inc. 293,315
1,650 Bath & Body Works, Inc. 46,827
13,538 Best Buy Company, Inc. 1,224,241
606 Booking Holdings, Inc. 2,833,807
11,167 Boot Barn Holdings, Inc.
b
1,390,850
4,528 BorgWarner, Inc. 152,277
1,900 Bright Horizons Family Solutions,
Inc.
b
253,593
3,061 Brunswick Corporation 244,084
1,478 Carvana Company
b
365,524
177 Cavco Industries, Inc.
b
72,534
27,445 Champion Homes, Inc.
b
2,421,472
9,607 Chewy, Inc.
b
259,101
38,922 Chipotle Mexican Grill, Inc.
b
2,170,680
14,736 Columbia Sportswear Company 1,185,806
14,332 Cooper-Standard Holdings, Inc.
b
179,867
1,013 Crocs, Inc.
b
109,222
8,625 D.R. Horton, Inc. 1,457,625
12,862 Dana, Inc. 98,652
297 Darden Restaurants, Inc. 47,526
7,427 Deckers Outdoor Corporation
b
1,194,930
13,746 DoorDash, Inc.
b
2,153,998
845 Dorman Products, Inc.
b
96,355
24,266 eBay, Inc. 1,395,538
1,664 Etsy, Inc.
b
85,596
9,412 Expedia Group, Inc.
b
1,471,190
1,296 Ford Motor Company 13,336
2,103 Fox Factory Holding Corporation
b
75,687
458 Frontdoor, Inc.
b
22,758
12,584 Gap, Inc. 261,370
1,299 Garmin, Ltd. 257,657
19,953 Gentex Corporation 604,775
4,793 Goodyear Tire & Rubber
Company
b
38,392
8,056 Grand Canyon Education, Inc.
b
1,104,558

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Consumer Discretionary  2.4% - continued
2,278 Group 1 Automotive, Inc. $ 829,921
1,111 H&R Block, Inc. 66,360
18,807 Hanesbrands, Inc.
b
130,709
2,694 Hasbro, Inc. 176,807
19,925 Hilton Worldwide Holdings, Inc. 4,679,386
7,373 Home Depot, Inc. 2,903,119
3,600 Installed Building Products, Inc. 780,840
75 KB Home 5,887
10,636 Latham Group, Inc.
b
69,134
18,286 Laureate Education, Inc. 314,153
1,550 LCI Industries 172,484
835 Lear Corporation 79,960
2,421 Leggett & Platt, Inc. 29,052
761 Lennar Corporation 129,598
10,302 LKQ Corporation 379,011
11,582 Lowe's Companies, Inc. 3,032,515
3,539 Lululemon Athletica, Inc.
b
1,054,268
316 M/I Homes, Inc.
b
47,902
5,166 Mattel, Inc.
b
105,283
8,775 McDonald's Corporation 2,563,265
8,441 Modine Manufacturing Company
b
994,097
2,724 Mohawk Industries, Inc.
b
365,751
13,572 NIKE, Inc. 1,046,808
151 NVR, Inc.
b
1,382,074
346 OneSpaWorld Holdings, Ltd. 6,058
2,171 O'Reilly Automotive, Inc.
b
2,503,467
7,608 Patrick Industries, Inc. 958,456
2,801 Pool Corporation 1,012,954
217 PVH Corporation 21,366
67,636 Qurate Retail, Inc.
b
36,145
412 Ralph Lauren Corporation 81,547
2,691 Revolve Group, Inc.
b
66,791
11,149 Ross Stores, Inc. 1,557,738
3,147 Service Corporation International/
US 256,953
26,179 SharkNinja, Inc. 2,413,966
87,690 Sony Group Corporation ADR 1,543,344
2,068 Steven Madden, Ltd. 92,998
2,455 Stitch Fix, Inc.
b
7,746
54,514 Stoneridge, Inc.
b
381,053
1,446 Strategic Education, Inc. 125,744
29,284 Tesla, Inc.
b
7,316,607
9,717 Texas Roadhouse, Inc. 1,857,113
304 TopBuild Corporation
b
107,428
3,346 Travel + Leisure Company 159,972
284 Ulta Beauty, Inc.
b
104,790
3,286 Upbound Group, Inc. 96,083
2,214 Valvoline, Inc.
b
89,180
12,405 VF Corporation 256,908
1,158 Visteon Corporation
b
104,509
26 Wingstop, Inc. 7,480
42,066 Wyndham Hotels & Resorts, Inc. 3,715,269
42,544 Yum China Holding, Inc. 1,876,616
Total 90,232,438
Consumer Staples  1.1%
33,176 Altria Group, Inc. 1,806,765
3,779 BellRing Brands, Inc.
b
248,772
4,611 BJ's Wholesale Club Holdings,
Inc.
b
390,690
813 Casey's General Stores, Inc. 320,338
31,760 Coca-Cola Company 2,074,246
3,599 Colgate-Palmolive Company 337,262
724 Costco Wholesale Corporation 632,906
199,026 Coty, Inc.
b
1,480,753
Shares Common Stock  23.0% Value
Consumer Staples  1.1% - continued
15,551 e.l.f. Beauty, Inc.
b
$ 1,636,743
15,979 J & J Snack Foods Corporation 2,622,474
13,195 J.M. Smucker Company 1,497,764
3,584 John B. Sanfilippo & Son, Inc. 295,716
119,514 Kenvue, Inc. 2,740,456
3,215 Keurig Dr Pepper, Inc. 105,934
608 Kimberly-Clark Corporation 81,581
2,765 Kroger Company 154,204
23,439 Lamb Weston Holdings, Inc. 1,820,976
6,817 Lancaster Colony Corporation 1,183,431
4,198 McCormick & Company, Inc. 328,452
61,243 Philip Morris International, Inc. 8,126,946
4,659 Pilgrim's Pride Corporation
b
225,682
284 PriceSmart, Inc. 23,595
19,636 Procter & Gamble Company 3,243,475
39,941 Sysco Corporation 2,993,578
3,736 Turning Point Brands, Inc. 176,451
3,252 Tyson Foods, Inc. 190,535
2,445 US Foods Holding Corporation
b
150,734
69,604 Walmart, Inc. 5,704,048
316 WD-40 Company 82,814
Total 40,677,321
Energy  0.9%
39,727 Archrock, Inc. 795,335
40,424 Baker Hughes Company 1,539,346
30,376 ConocoPhillips 3,327,387
558 Coterra Energy, Inc. 13,347
77,416 Devon Energy Corporation 2,994,451
102,567 Enterprise Products Partners, LP 2,939,570
21,933 EOG Resources, Inc. 2,674,949
8,216 Expand Energy Corporation 696,060
6,105 Expro Group Holdings NV
b
77,839
63,154 Exxon Mobil Corporation 7,375,124
2,547 Gulfport Energy Corporation
b
352,607
94,379 Halliburton Company 2,618,074
12,359 Hess Midstream, LP 428,239
2,522 Kodiak Gas Services, Inc. 80,401
10,473 Marathon Petroleum Corporation 1,523,507
24,620 Matador Resources Company 1,282,948
9,253 Noble Corporation plc 295,911
23,806 NOV, Inc. 369,231
5,151 Ovintiv, Inc. 201,919
3,400 Par Pacific Holdings, Inc.
b
52,530
2,220 Phillips 66 270,440
12,360 Schlumberger NV 495,265
19,406 Shell plc ADR 1,310,875
4,443 SM Energy Company 186,473
3,452 Solaris Energy Infrastructure, Inc. 45,359
113 Targa Resources Corporation 18,867
76,957 TechnipFMC plc 2,053,982
3,583 Williams Companies, Inc. 187,642
Total 34,207,678
Financials  3.6%
1,580 1st Source Corporation 93,583
10,545 Allstate Corporation 1,966,853
11,981 Ally Financial, Inc. 419,934
1,990 Amalgamated Financial
Corporation 65,998
4,228 American Express Company 1,141,898
26,492 American International Group, Inc. 2,010,213
2,749 Ameriprise Financial, Inc. 1,402,815
685 Ameris Bancorp 42,463

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Financials  3.6% - continued
748 AMERISAFE, Inc. $ 40,429
8,010 Annaly Capital Management, Inc. 152,270
2,594 Arch Capital Group, Ltd.
b
255,665
2,833 Arthur J. Gallagher & Company 796,640
4,027 Artisan Partners Asset
Management, Inc. 177,591
7,274 Associated Banc-Corp 172,685
1,185 Assurant, Inc. 227,164
1,482 Assured Guaranty, Ltd. 123,688
821 Atlantic Union Bankshares
Corporation 31,034
567 Axis Capital Holdings, Ltd. 44,373
2,101 Axos Financial, Inc.
b
142,280
155,167 Bank of America Corporation 6,489,084
148 Bank of Hawaii Corporation 10,690
717 Bank of Marin Bancorp 15,925
6,882 Bank of N.T. Butterfield & Son, Ltd. 251,675
34,657 Bank of New York Mellon
Corporation 2,611,752
9,502 Bank OZK 415,712
1,585 BankFinancial Corporation 19,321
3,799 BankUnited, Inc. 134,257
1,353 Bar Harbor Bankshares 43,499
509 BayCom Corporation 12,649
2,979 BCB Bancorp, Inc. 36,165
8,387 Berkshire Hathaway, Inc.
b
3,781,866
3,110 Berkshire Hills Bancorp, Inc. 84,685
1,527 Block, Inc.
b
110,433
21,157 Blue Owl Capital, Inc. 473,071
151 BOK Financial Corporation 16,041
16,017 Bridgewater Bancshares, Inc.
b
233,848
2,449 Brighthouse Financial, Inc.
b
115,838
1,597 BrightSpire Capital, Inc. 9,710
17,096 Brookline Bancorp, Inc. 192,330
18,125 Brown & Brown, Inc. 1,896,600
2,843 Business First Bancshares, Inc. 74,458
2,614 Byline Bancorp, Inc. 70,343
2,582 Cadence Bank 86,316
207 Camden National Corporation 8,684
185 Capital City Bank Group, Inc. 6,475
14,727 Capital One Financial Corporation 2,397,408
7,237 Capitol Federal Financial, Inc. 46,642
6,330 Carlyle Group, Inc. 316,690
368 Cathay General Bancorp 16,921
6,567 Cboe Global Markets, Inc. 1,402,514
1,195 Central Pacific Financial
Corporation 32,193
43,659 Charles Schwab Corporation 3,092,367
10,327 Chubb, Ltd. 2,916,758
2,363 Cincinnati Financial Corporation 332,781
5,737 Citigroup, Inc. 368,143
860 Citizens Financial Group, Inc. 36,223
2,541 CNB Financial Corporation 64,491
4,180 CNO Financial Group, Inc. 143,792
6,853 Columbia Banking System, Inc. 195,379
2,238 Comerica, Inc. 142,583
2,031 Commerce Bancshares, Inc. 126,937
275 Community Financial System, Inc. 16,813
6,420 Community Trust Bancorp, Inc. 332,556
1,271 ConnectOne Bancorp, Inc. 30,809
973 Cullen/Frost Bankers, Inc. 123,912
2,711 Customers Bancorp, Inc.
b
125,058
1,117 CVB Financial Corporation 21,703
17,011 Discover Financial Services 2,524,943
2,918 Eagle Bancorp, Inc. 76,481
Shares Common Stock  23.0% Value
Financials  3.6% - continued
2,897 East West Bancorp, Inc. $ 282,429
7,836 Ellington Credit Company 51,247
700 Employers Holdings, Inc. 34,104
1,453 Enova International, Inc.
b
126,280
225 Enterprise Bancorp, Inc./MA 7,225
2,378 Enterprise Financial Services
Corporation 125,368
4,109 Equitable Holdings, Inc. 186,302
1,423 Equity Bancshares, Inc. 60,463
33,715 F.N.B. Corporation 488,867
1,117 Federal Agricultural Mortgage
Corporation 204,713
13,925 Federated Hermes, Inc. 558,810
2,174 Fidelity National Information
Services, Inc. 195,073
1,802 Fifth Third Bancorp 78,711
3,777 Financial Institutions, Inc. 90,686
562 First American Financial
Corporation 36,052
1,447 First Bancorp/Puerto Rico 27,898
3,359 First Bancshares, Inc. 112,426
3,782 First Busey Corporation 91,940
911 First Citizens BancShares, Inc./NC 1,764,926
4,600 First Financial Bancorp 117,668
1,359 First Financial Bankshares, Inc. 49,114
1,655 First Financial Corporation 71,099
1,070 First Foundation, Inc. 7,201
843 First Hawaiian, Inc. 20,856
17,049 First Horizon Corporation 295,459
1,590 First Internet Bancorp 55,602
2,418 First Interstate BancSystem, Inc. 74,474
3,044 First Merchants Corporation 112,780
2,942 First Mid-Illinois Bancshares, Inc. 112,237
4,450 First of Long Island Corporation 55,959
6,121 Fiserv, Inc.
b
1,211,346
1,987 Flagstar Financial, Inc.
a
20,108
3,598 Flushing Financial Corporation 56,399
25,109 Fulton Financial Corporation 454,724
25,365 Glacier Bancorp, Inc. 1,322,785
1,449 Global Payments, Inc. 150,276
3,454 Great Southern Bancorp, Inc. 195,807
1,240 Green Dot Corporation
b
14,086
8,530 Hamilton Lane, Inc. 1,532,329
3,201 Hancock Whitney Corporation 166,708
14,011 Hanmi Financial Corporation 320,432
823 Hanover Insurance Group, Inc. 122,076
508 HarborOne Bancorp, Inc. 6,030
2,580 Hartford Financial Services Group,
Inc. 284,935
1,788 Heartland Financial USA, Inc. 106,386
1,706 Heritage Commerce Corporation 16,565
6,696 Heritage Financial Corporation 153,941
2,478 Home BancShares, Inc. 67,625
5,404 Hometrust Bancshares, Inc. 179,143
7,362 Hope Bancorp, Inc. 91,215
358 Horace Mann Educators
Corporation 13,332
5,311 Horizon Bancorp, Inc. 85,082
13,444 Houlihan Lokey, Inc. 2,322,720
3,199 Huntington Bancshares, Inc./OH 49,872
1,891 Independent Bank Corporation/MA 118,944
3,455 Independent Bank Corporation/MI 113,255
42,717 Intercontinental Exchange, Inc. 6,658,299
86 International Bancshares
Corporation 5,268

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Financials  3.6% - continued
9,604 Invesco, Ltd. $ 166,533
416 Investar Holding Corporation 8,682
40,723 J.P. Morgan Chase & Company 9,037,248
7,883 Jack Henry & Associates, Inc. 1,434,154
12,840 Janus Henderson Group plc 530,420
1,164 Jefferies Financial Group, Inc. 74,473
9,880 Kearny Financial Corporation/MD 69,061
130,634 KeyCorp 2,253,437
6,118 Kinsale Capital Group, Inc. 2,619,177
1,206 LendingTree, Inc.
b
68,778
453 M&T Bank Corporation 88,190
875 MarketAxess Holdings, Inc. 253,243
18,315 Marsh & McLennan Companies,
Inc. 3,997,066
6,678 Mastercard, Inc. 3,336,262
2,390 Mercantile Bank Corporation 102,435
30,480 MetLife, Inc. 2,390,242
1,308 Metropolitan Bank Holding
Corporation
b
69,978
11,057 MFA Financial, Inc. 135,891
43,395 MGIC Investment Corporation 1,086,611
846 Mid Penn Bancorp, Inc. 26,725
3,600 Midland States Bancorp, Inc. 89,316
9,381 MidWestOne Financial Group, Inc. 271,486
1,993 Moody's Corporation 904,902
601 Morningstar, Inc. 197,158
5,131 Mr. Cooper Group, Inc.
b
454,350
4,974 MSCI, Inc. 2,841,149
246 MVB Financial Corporation 4,672
64,582 Nasdaq, Inc. 4,773,901
60 Nelnet, Inc. 6,762
18,171 NMI Holdings, Inc.
b
702,854
12,915 Northern Trust Corporation 1,298,216
4,600 Northfield Bancorp, Inc. 54,142
6,409 Northwest Bancshares, Inc. 85,176
19,606 OceanFirst Financial Corporation 356,829
10,351 OFG Bancorp 416,835
4,951 Old National Bancorp 95,356
3,511 Old Republic International
Corporation 122,639
4,824 Old Second Bancorp, Inc. 79,210
5,486 OneMain Holdings, Inc. 272,490
506 Orrstown Financial Services, Inc. 18,945
721 Palomar Holdings, Inc.
b
64,724
66 Park National Corporation 11,403
17,484 PayPal Holdings, Inc.
b
1,386,481
990 PCB Bancorp 18,582
793 PennyMac Financial Services, Inc. 79,046
3,164 Peoples Bancorp, Inc./OH 97,388
1,273 Pinnacle Financial Partners, Inc. 134,238
649 PNC Financial Services Group,
Inc. 122,187
5,263 Popular, Inc. 469,617
765 Principal Financial Group, Inc. 63,036
11,003 Progressive Corporation 2,671,858
6,039 Prosperity Bancshares, Inc. 442,055
1,048 Prudential Financial, Inc. 128,359
12,024 Radian Group, Inc. 419,758
1,986 Regions Financial Corporation 47,406
389 Reinsurance Group of America,
Inc. 82,110
7,232 Rithm Capital Corporation 76,587
8,599 RLI Corporation 1,341,186
3,031 S&P Global, Inc. 1,455,971
12,726 SEI Investments Company 951,396
Shares Common Stock  23.0% Value
Financials  3.6% - continued
583 ServisFirst Bancshares, Inc. $ 48,471
3,840 Shore Bancshares, Inc. 55,834
526 Simmons First National
Corporation 12,203
1,111 Skyward Specialty Insurance
Group, Inc.
b
49,117
557 Southern Missouri Bancorp, Inc. 33,030
2,313 Southside Bancshares, Inc. 74,941
1,213 SouthState Corporation 118,304
713 Stellar Bancorp, Inc. 19,408
4,615 StepStone Group, Inc. 277,500
546 Stifel Financial Corporation 56,577
2,355 Synovus Financial Corporation 117,444
379 Texas Capital Bancshares, Inc.
b
29,164
22,973 TPG, Inc. 1,554,813
15,098 Tradeweb Markets, Inc. 1,917,446
22,452 Triumph Financial, Inc.
b
1,984,083
1,043 Truist Financial Corporation 44,901
3,006 TrustCo Bank Corporation NY 99,138
2,580 U.S. Bancorp 124,640
612 UMB Financial Corporation 67,155
1,707 United Bankshares, Inc. 64,320
1,109 United Community Banks, Inc. 31,562
2,693 Univest Financial Corporation 74,946
4,227 Unum Group 271,289
13,702 Valley National Bancorp 129,758
10,982 Virtu Financial, Inc. 340,003
14,083 Visa, Inc. 4,081,958
375 WaFd, Inc. 12,743
606 Walker & Dunlop, Inc. 66,278
12,381 Webster Financial Corporation 641,336
118,560 Wells Fargo & Company 7,696,915
2,302 Westamerica Bancorporation 118,599
15,096 Western Alliance Bancorp 1,256,138
18,622 Western Union Company 200,373
889 Willis Towers Watson plc 268,647
1,104 Wintrust Financial Corporation 127,943
472 WSFS Financial Corporation 23,208
14,970 Zions Bancorp NA 779,338
Total 136,456,662
Health Care  2.7%
23,718 Abbott Laboratories 2,688,910
15,718 AbbVie, Inc. 3,204,429
2,194 ACELYRIN, Inc.
b
12,462
666 ADMA Biologics, Inc.
b
10,862
26,666 Agilent Technologies, Inc. 3,474,846
1,446 Agios Pharmaceuticals, Inc.
b
64,246
487 Align Technology, Inc.
b
99,850
6,681 Amgen, Inc. 2,138,989
2,255 AMN Healthcare Services, Inc.
b
85,555
1,345 Anika Therapeutics, Inc.
b
23,013
3,283 Arcellx, Inc.
b
276,658
2,149 Argenx SE ADR
b
1,259,959
358 Arvinas, Inc.
b
9,462
2,756 Ascendis Pharma AS ADR
b
338,492
844 Astria Therapeutics, Inc.
b
9,436
92,877 Avantor, Inc.
b
2,077,658
5,175 Biogen, Inc.
b
900,450
4,740 Bio-Techne Corporation 349,575
11,980 Boston Scientific Corporation
b
1,006,560
565 Bruker Corporation 31,985
4,779 CareDx, Inc.
b
105,759
6,287 Caribou Biosciences, Inc.
b
12,322
1,369 Castle Biosciences, Inc.
b
47,463

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Health Care  2.7% - continued
4,653 Cencora, Inc. $ 1,061,256
2,081 Centene Corporation
b
129,563
233 Charles River Laboratories
International, Inc.
b
41,609
3,631 Chemed Corporation 1,961,611
6,880 Cigna Group 2,165,893
3,410 Cooper Companies, Inc.
b
356,959
703 CRISPR Therapeutics AG
a,b
32,612
10,395 Danaher Corporation 2,553,636
3,087 Definitive Healthcare Corporation
b
12,811
7,669 Denali Therapeutics, Inc.
b
199,087
15,029 Dentsply Sirona, Inc. 348,222
16,227 Dexcom, Inc.
b
1,143,679
147 Doximity, Inc.
b
6,136
5,040 Editas Medicine, Inc.
b
14,616
1,986 Edwards Lifesciences
Corporation
b
133,082
32,150 Elanco Animal Health, Inc.
b
406,376
7,866 Elevance Health, Inc. 3,191,708
6,432 Eli Lilly & Company 5,336,888
488 Enanta Pharmaceuticals, Inc.
b
5,488
22,480 Encompass Health Corporation 2,235,861
5,979 Erasca, Inc.
b
15,486
479 Exelixis, Inc.
b
15,903
7,366 Fate Therapeutics, Inc.
b
17,457
30,372 Gilead Sciences, Inc. 2,697,641
31,246 Globus Medical, Inc.
b
2,297,831
7,337 GoodRx Holdings, Inc.
b
44,902
16,552 Haemonetics Corporation
b
1,177,840
1,628 Health Catalyst, Inc.
b
12,650
14,259 HealthEquity, Inc.
b
1,215,580
3,190 Humana, Inc. 822,478
3,324 ICON plc
b
738,294
8,189 IDEXX Laboratories, Inc.
b
3,332,268
165 Illumina, Inc.
b
23,783
4,675 Inspire Medical Systems, Inc.
b
911,812
1,783 Intellia Therapeutics, Inc.
b
25,354
3,932 Intuitive Surgical, Inc.
b
1,981,099
851 IQVIA Holding, Inc.
b
175,153
488 iTeos Therapeutics, Inc.
b
4,124
34,841 Johnson & Johnson 5,569,682
2,370 Kura Oncology, Inc.
b
39,626
614 Kymera Therapeutics, Inc.
b
28,348
12,663 Labcorp Holdings, Inc. 2,890,583
8,257 Legend Biotech Corporation ADR
b
371,730
68 Ligand Pharmaceuticals, Inc.
b
7,188
700 Medpace Holdings, Inc.
b
219,954
27,324 Medtronic plc 2,438,667
33,586 Merck & Company, Inc. 3,436,519
1,602 Mettler-Toledo International, Inc.
b
2,069,383
2,406 Molina Healthcare, Inc.
b
772,855
2,227 Myriad Genetics, Inc.
b
48,905
7,754 Natera, Inc.
b
937,924
1,254 Neurocrine Biosciences, Inc.
b
150,819
2,145 Novocure, Ltd.
b
32,561
48,203 Option Care Health, Inc.
b
1,110,597
21,332 Paragon 28, Inc.
b
113,060
6,829 Penumbra, Inc.
b
1,562,953
14,167 Pfizer, Inc. 400,926
448 Phibro Animal Health Corporation 10,358
1,041 Prestige Consumer Healthcare,
Inc.
b
76,774
2,792 Prothena Corporation plc
b
47,464
2,298 PTC Therapeutics, Inc.
b
91,736
799 QIAGEN NV 33,638
Shares Common Stock  23.0% Value
Health Care  2.7% - continued
562 Quest Diagnostics, Inc. $ 87,014
1,168 Regeneron Pharmaceuticals, Inc.
b
979,018
13,745 Relay Therapeutics, Inc.
b
77,453
16,726 Repligen Corporation
b
2,245,800
4,417 Rocket Pharmaceuticals, Inc.
b
73,543
20,326 Royalty Pharma plc 548,802
15,921 RxSight, Inc.
b
806,558
2,101 Sage Therapeutics, Inc.
b
12,774
33,941 Sanofi SA ADR 1,794,800
7,604 Sarepta Therapeutics, Inc.
b
958,104
58,508 scPharmaceuticals, Inc.
b
242,808
2,158 STERIS plc 478,752
51,467 Stevanato Group SPA 978,388
5,587 Stryker Corporation 1,990,536
1,147 Teleflex, Inc. 230,616
389 Tenet Healthcare Corporation
b
60,303
4,727 Thermo Fisher Scientific, Inc. 2,582,455
23,341 Twist Bioscience Corporation
b
942,043
3,018 UnitedHealth Group, Inc. 1,703,661
5,722 Veeva Systems, Inc.
b
1,194,925
20,896 Vericel Corporation
b
920,260
5,988 Vertex Pharmaceuticals, Inc.
b
2,850,168
6,246 Viatris, Inc. 72,454
20,103 Viemed Healthcare, Inc.
b
171,881
940 West Pharmaceutical Services,
Inc. 289,454
3,985 Xencor, Inc.
b
83,725
2,532 Xenon Pharmaceuticals, Inc.
b
104,090
1,622 Zentalis Pharmaceuticals, Inc.
b
4,428
23,786 Zimmer Biomet Holdings, Inc. 2,543,199
7,666 Zoetis, Inc. 1,370,527
Total 103,936,478
Industrials  3.2%
4,410 A.O. Smith Corporation 331,191
8,036 AAR Corporation
b
471,713
711 ABM Industries, Inc. 37,726
33 Acuity Brands, Inc. 9,923
10,070 Advanced Drainage Systems, Inc. 1,509,292
13,866 AECOM 1,480,889
11,276 Air Lease Corporation 500,091
2,037 Allison Transmission Holdings, Inc. 217,674
43,011 Amentum Holdings, Inc.
b
1,279,147
13,626 AMETEK, Inc. 2,498,191
1,362 Applied Industrial Technologies,
Inc. 315,426
2,002 Arcosa, Inc. 187,467
6,795 Armstrong World Industries, Inc. 948,242
25,909 Atmus Filtration Technologies, Inc. 1,008,896
9,700 Automatic Data Processing, Inc. 2,805,628
441 Axon Enterprise, Inc.
b
186,764
13,795 AZEK Company, Inc.
b
606,980
49,774 Badger Infrastructure Solutions,
Ltd. 1,294,800
4,957 Barrett Business Services, Inc. 179,394
9,076 Beacon Roofing Supply, Inc.
b
835,627
9,505 Brady Corporation 676,186
20,791 BWX Technologies, Inc. 2,531,304
6 CACI International, Inc.
b
3,315
260 Carlisle Companies, Inc. 109,780
8,135 Casella Waste Systems, Inc.
b
796,254
7,116 Caterpillar, Inc. 2,677,039
21,322 CECO Environmental Corporation
b
507,464
4,701 Clean Harbors, Inc.
b
1,087,153
210,893 CNH Industrial NV 2,368,328

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Industrials  3.2% - continued
903 CSW Industrials, Inc. $ 318,849
160,887 CSX Corporation 5,412,239
1,032 Cummins, Inc. 339,507
565 Curtiss-Wright Corporation 194,902
6,398 Dayforce, Inc.
a,b
453,938
48,363 Delta Air Lines, Inc. 2,767,331
2,564 DNOW, Inc.
b
30,332
5,096 Donaldson Company, Inc. 372,823
18 Dover Corporation 3,408
3,029 EMCOR Group, Inc. 1,351,146
26,064 Enerpac Tool Group Corporation 1,149,944
107 ESCO Technologies, Inc. 13,433
78,360 ExlService Holdings, Inc.
b
3,265,261
1,255 Expeditors International of
Washington, Inc. 149,345
64,582 Fastenal Company 5,049,021
14,715 Ferguson Enterprises, Inc. 2,895,029
75,549 Flowserve Corporation 3,976,899
2,750 Fluor Corporation
b
143,770
9,095 General Dynamics Corporation 2,652,193
12,512 Graco, Inc. 1,019,102
744 Griffon Corporation 46,783
29,748 Helios Technologies, Inc. 1,372,275
477 Herc Holdings, Inc. 99,760
13,336 Honeywell International, Inc. 2,742,949
46,278 Howmet Aerospace, Inc. 4,614,842
982 IDEX Corporation 210,776
3,332 IES Holdings, Inc.
b
728,592
14,538 Ingersoll Rand, Inc. 1,395,648
2,030 Interface, Inc. 35,464
3,453 ITT Corporation 483,834
14,658 Jacobs Solutions, Inc. 2,060,622
91,308 Janus International Group, Inc.
b
672,027
11,414 JB Hunt Transport Services, Inc. 2,061,597
2,714 Kirby Corporation
b
311,459
7,497 Knight-Swift Transportation
Holdings, Inc. 390,444
16,396 Korn Ferry 1,158,377
4,052 Kratos Defense & Security
Solutions, Inc.
b
92,061
10,859 L3Harris Technologies, Inc. 2,687,277
4,705 Landstar System, Inc. 826,998
751 Leidos Holdings, Inc. 137,553
742 Lincoln Electric Holdings, Inc. 142,880
2,387 ManpowerGroup, Inc. 150,023
17,444 Masco Corporation 1,393,950
72,471 Masterbrand, Inc.
b
1,301,579
2,994 Miller Industries, Inc. 196,526
1,822 Moog, Inc. 343,629
23,607 Mueller Water Products, Inc. 509,675
2,355 Northrop Grumman Corporation 1,198,742
18,958 nVent Electric plc 1,413,698
6,523 Old Dominion Freight Line, Inc. 1,313,210
1,128 Otis Worldwide Corporation 110,770
15,526 Owens Corning, Inc. 2,744,842
1,157 PACCAR, Inc. 120,652
2,626 Parker-Hannifin Corporation 1,665,068
8,538 Pentair plc 846,287
827 Quanta Services, Inc. 249,448
6,065 Regal Rexnord Corporation 1,010,065
540 Republic Services, Inc. 106,920
5,874 Robert Half, Inc. 400,078
3,628 Rockwell Automation, Inc. 967,624
1,494 Rush Enterprises, Inc. 84,531
3,792 Saia, Inc.
b
1,852,809
Shares Common Stock  23.0% Value
Industrials  3.2% - continued
27,519 Schneider National, Inc. $ 778,237
4,013 Simpson Manufacturing Company,
Inc. 721,497
3,785 SkyWest, Inc.
b
360,332
3,889 SS&C Technologies Holdings, Inc. 271,958
3,917 Tennant Company 342,973
188 Tetra Tech, Inc. 9,189
16,491 Timken Company 1,368,753
9,589 Trane Technologies plc 3,549,464
190 TransDigm Group, Inc. 247,437
11,918 TransUnion 1,207,293
28,019 Uber Technologies, Inc.
b
2,018,769
4,058 UFP Industries, Inc. 496,456
61 UniFirst Corporation/MA 10,968
1,305 Union Pacific Corporation 302,851
1,243 United Airlines Holdings, Inc.
b
97,277
26,032 United Parcel Service, Inc. 3,489,850
700 United Rentals, Inc. 568,960
10,084 Verisk Analytics, Inc. 2,770,276
4,015 Verra Mobility Corporation
b
104,270
536 Wabtec Corporation 100,757
7,448 Waste Connections, Inc. 1,316,434
2,254 Waste Management, Inc. 486,526
1,990 Watsco, Inc. 941,290
27,885 WNS Holdings, Ltd.
b
1,338,201
Total 122,172,718
Information Technology  5.2%
1,270 A10 Networks, Inc. 18,605
1,870 ACI Worldwide, Inc.
b
92,004
4,402 Adobe, Inc.
b
2,104,508
16,467 Advanced Micro Devices, Inc.
b
2,372,401
9,543 Agilysys, Inc.
b
954,682
1,783 Ambarella, Inc.
b
100,187
83,202 Amphenol Corporation 5,576,198
126,001 Apple, Inc. 28,464,886
18,151 Applied Materials, Inc. 3,295,859
431 AppLovin Corporation
b
73,007
4,530 Arista Networks, Inc.
b
1,750,573
11,173 ASGN, Inc.
b
1,029,033
470 Atlassian Corporation
b
88,614
16,163 Autodesk, Inc.
b
4,587,059
183 Box, Inc.
b
5,812
23,453 Broadcom, Inc. 3,981,616
7,259 CDW Corporation 1,366,362
7,276 Ciena Corporation
b
462,099
121,314 Cisco Systems, Inc. 6,644,368
3,798 Clearwater Analytics Holdings,
Inc.
b
99,166
2,073 Coherent Corporation
b
191,628
13,996 Cohu, Inc.
b
348,780
2,140 CommScope Holding Company,
Inc.
b
14,402
1,145 CommVault Systems, Inc.
b
178,838
525 Consensus Cloud Solutions, Inc.
b
11,644
2,542 Credo Technology Group Holding,
Ltd.
b
95,833
3,568 CrowdStrike Holdings, Inc.
b
1,059,232
6,282 CyberArk Software, Ltd.
b
1,737,099
1,678 Datadog, Inc.
b
210,488
9,031 Descartes Systems Group, Inc.
b
938,592
4,112 DocuSign, Inc.
b
285,291
5,184 Dolby Laboratories, Inc. 377,914
20,601 Dynatrace Holdings, LLC
b
1,108,334
292 Elastic NV
b
23,427

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Information Technology  5.2% - continued
1,285 F5, Inc.
b
$ 300,536
7,273 Fabrinet
b
1,752,575
8,401 Flex, Ltd.
b
291,263
13,322 Fortinet, Inc.
b
1,047,908
2,339 Gartner, Inc.
b
1,175,347
34,159 Gitlab, Inc.
b
1,836,046
4,343 Globant SA
b
911,552
18,680 Guidewire Software, Inc.
b
3,479,337
2,278 HubSpot, Inc.
b
1,263,812
889 Insight Enterprises, Inc.
b
155,504
22,530 International Business Machines
Corporation 4,657,402
839 IPG Photonics Corporation
b
67,925
1,452 Itron, Inc.
b
162,275
66,040 JFrog, Ltd.
b
1,927,047
1,758 Keysight Technologies, Inc.
b
261,960
2,380 KLA Corporation 1,585,627
13,691 Lam Research Corporation 1,017,926
41,126 Lattice Semiconductor
Corporation
b
2,083,443
5,589 Littelfuse, Inc. 1,367,237
13,997 Marvell Technology, Inc. 1,121,300
67,782 Microsoft Corporation 27,543,216
240 MicroStrategy, Inc.
b
58,680
1,874 MKS Instruments, Inc. 186,144
4,537 MongoDB, Inc.
b
1,226,805
1,973 Monolithic Power Systems, Inc. 1,498,099
5,722 Motorola Solutions, Inc. 2,571,181
3,839 Napco Security Technologies, Inc. 147,725
1,280 nCino, Inc.
b
47,744
6,087 NetApp, Inc. 701,892
226,491 NVIDIA Corporation 30,068,945
1,102 Okta, Inc.
b
79,223
2,769 Olo, Inc.
b
13,873
1,662 ON Semiconductor Corporation
b
117,154
6,045 Onto Innovation, Inc.
b
1,198,905
416 Oracle Corporation 69,821
152 PC Connection, Inc. 9,675
22,294 PDF Solutions, Inc.
b
631,366
1,594 Plexus Corporation
b
229,695
416 Procore Technologies, Inc.
b
27,310
7,579 PTC, Inc.
b
1,404,616
3,812 Q2 Holdings, Inc.
b
322,724
1,790 Qorvo, Inc.
b
127,555
33,995 QUALCOMM, Inc. 5,533,366
17,166 Salesforce, Inc. 5,001,657
73,075 Samsung Electronics Company,
Ltd. 3,102,837
5,769 ServiceNow, Inc.
b
5,382,419
8,301 Silicon Laboratories, Inc.
b
862,142
6,107 SolarWinds Corporation 79,880
1,972 Synopsys, Inc.
b
1,012,839
13,477 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,567,908
18,302 TD SYNNEX Corporation 2,111,136
1,590 TE Connectivity plc 234,398
329 Teledyne Technologies, Inc.
b
149,800
2,042 Tenable Holdings, Inc.
b
80,884
39,954 Trimble, Inc.
b
2,417,217
60,434 TTM Technologies, Inc.
b
1,356,139
1,840 Tyler Technologies, Inc.
b
1,114,286
754 Universal Display Corporation 135,961
29,450 Varonis Systems, Inc.
b
1,483,396
5,908 VeriSign, Inc.
b
1,044,771
Shares Common Stock  23.0% Value
Information Technology  5.2% - continued
960 Viavi Solutions, Inc.
b
$ 8,851
8,621 Vontier Corporation 319,667
12,297 Workiva, Inc.
b
980,809
1,062 Xerox Holdings Corporation 8,676
Total 199,385,950
Materials  0.7%
1,046 Albemarle Corporation 99,088
2,273 Allegheny Technologies, Inc.
b
119,810
1,207 AptarGroup, Inc. 202,667
5,570 Avient Corporation 259,618
20,913 Axalta Coating Systems, Ltd.
b
793,021
697 Balchem Corporation 116,629
1,884 Ball Corporation 111,627
693 Berry Plastics Group, Inc. 48,822
1,055 Celanese Corporation 132,898
31,834 CF Industries Holdings, Inc. 2,617,710
12,009 Chemours Company 218,083
26,816 Corteva, Inc. 1,633,631
1,973 DuPont de Nemours, Inc. 163,739
1,369 Eagle Materials, Inc. 390,795
26,849 Eastman Chemical Company 2,821,561
16,691 Ecolab, Inc. 4,101,479
11,398 Element Solutions, Inc. 308,886
4,149 Greif, Inc. 259,064
20,910 Hecla Mining Company 135,706
1,540 Huntsman Corporation 33,880
9,594 Ingevity Corporation
b
400,933
2,359 Innospec, Inc. 254,253
161 International Flavors & Fragrances,
Inc. 16,008
22,055 Ivanhoe Mines, Ltd.
b
291,617
2,167 Kaiser Aluminum Corporation 160,921
3,859 Knife River Corporation
b
375,558
1,659 Koppers Holdings, Inc. 56,423
1,409 Linde plc 642,715
226 LyondellBasell Industries NV 19,628
1,902 Martin Marietta Materials, Inc. 1,126,631
2,279 Minerals Technologies, Inc. 171,586
10,468 Mosaic Company 280,124
26,421 Nucor Corporation 3,747,555
3,112 O-I Glass, Inc.
b
34,574
5,340 Olin Corporation 219,100
4,458 Orion SA 66,825
33 Packaging Corporation of America 7,555
750 PPG Industries, Inc. 93,382
2,043 Radius Recycling, Inc. 33,076
913 Ranpak Holdings Corporation
b
5,551
125 Royal Gold, Inc. 18,257
6,794 RPM International, Inc. 863,585
1,783 Sensient Technologies Corporation 134,581
4,334 Sonoco Products Company 227,622
3,070 Steel Dynamics, Inc. 400,635
928 Stepan Company 67,131
19,321 Summit Materials, Inc.
b
916,009
9,588 Trinseo plc 44,297
46,025 Tronox Holdings plc 557,823
1,677 United States Lime & Minerals, Inc. 189,132
5,408 United States Steel Corporation 210,101
1,218 Vulcan Materials Company 333,647
4,872 West Fraser Timber Company, Ltd. 440,429
Total 26,975,978

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Real Estate  0.9%
16,754 Agree Realty Corporation $ 1,243,984
974 Alexandria Real Estate Equities,
Inc. 108,650
7,234 AvalonBay Communities, Inc. 1,603,127
2,457 Brixmor Property Group, Inc. 66,216
3,898 Broadstone Net Lease, Inc. 68,566
22,050 CBRE Group, Inc.
b
2,887,888
27,229 Compass, Inc.
b
172,904
13,124 CoStar Group, Inc.
b
955,296
23,808 Crown Castle, Inc. 2,559,122
2,864 CTO Realty Growth, Inc. 55,418
35,043 Cushman and Wakefield plc
b
474,833
856 DiamondRock Hospitality
Company 7,336
11,093 Diversified Healthcare Trust 39,602
15,162 Douglas Elliman, Inc.
b
30,476
9,410 EastGroup Properties, Inc. 1,611,745
10,992 EPR Properties 498,707
1,422 Equinix, Inc. 1,291,290
35,928 Equity Commonwealth
b
711,015
120,416 Essential Properties Realty Trust,
Inc. 3,815,983
543 Essex Property Trust, Inc. 154,136
733 Extra Space Storage, Inc. 119,699
3,859 First Industrial Realty Trust, Inc. 202,559
8,241 Four Corners Property Trust, Inc. 227,122
5,083 Getty Realty Corporation 159,555
107,274 Healthcare Realty Trust, Inc. 1,842,967
1,996 Howard Hughes Holdings, Inc.
b
151,776
12,858 Independence Realty Trust, Inc. 252,274
10,642 Industrial Logistics Properties Trust 37,619
1,699 Innovative Industrial Properties,
Inc. 219,494
1,819 InvenTrust Properties Corporation 53,570
8,485 Invitation Homes, Inc. 266,514
30,987 National Storage Affiliates Trust 1,306,102
470 NET Lease Office Properties 14,119
16,875 NetSTREIT Corporation 261,562
23,598 Outfront Media, Inc. 419,100
18,255 Pebblebrook Hotel Trust 218,695
3,216 Plymouth Industrial REIT, Inc. 65,349
1,203 RE/MAX Holdings, Inc.
b
14,725
8,022 Rexford Industrial Realty, Inc. 344,064
1,470 RMR Group, Inc. 35,383
92,954 Sabra Health Care REIT, Inc. 1,803,308
2,169 Safehold, Inc. 46,156
4,523 SBA Communications Corporation 1,037,893
31,573 STAG Industrial, Inc. 1,177,041
2,282 Sun Communities, Inc. 302,776
27,961 Tanger, Inc. 929,144
27,892 Terreno Realty Corporation 1,672,125
22,400 Uniti Group, Inc. 113,568
8,433 Zillow Group, Inc., Class A
b
489,536
5,794 Zillow Group, Inc., Class C
b
348,161
Total 32,488,250
Utilities  0.7%
12,941 AES Corporation 213,397
3,761 Alliant Energy Corporation 225,660
447 American States Water Company 36,860
8,439 American Water Works Company,
Inc. 1,165,510
3,360 Black Hills Corporation 198,878
4,712 Brookfield Infrastructure
Corporation 193,569
Shares Common Stock  23.0% Value
Utilities  0.7% - continued
3,908 California Water Service Group $ 203,060
6,510 CenterPoint Energy, Inc. 192,240
15,960 Clearway Energy, Inc., Class A 425,174
23,824 Clearway Energy, Inc., Class C 676,125
10,701 Constellation Energy Corporation 2,813,935
28,437 Duke Energy Corporation 3,277,933
26,864 Entergy Corporation 4,158,010
2,847 Eversource Energy 187,475
17,550 Hawaiian Electric Industries, Inc.
b
180,239
46,627 NextEra Energy Partners, LP
a
902,232
7,163 NiSource, Inc. 251,851
2,069 Northwestern Energy Group, Inc. 110,609
4,281 Portland General Electric
Company 202,919
31,914 Public Service Enterprise Group,
Inc. 2,853,431
2,845 Spire, Inc. 181,682
3,192 TXNM Energy, Inc. 138,980
130,310 UGI Corporation 3,115,712
24,032 Vistra Energy Corporation 3,003,039
51,924 Xcel Energy, Inc. 3,469,042
Total 28,377,562
Total Common Stock
(cost $675,335,125) 875,398,790
Principal
Amount Long-Term Fixed Income 19.4% Value
Asset-Backed Securities  0.5%
720 East CLO, Ltd.
$ 900,000
7.867%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,d
906,118
300,000
8.867%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,d
301,541
Access Group, Inc.
13,420
5.471%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
13,348
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
896,450
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
1,407,752
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
566,309
CarVal CLO I, Ltd.
600,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
601,610
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
483,863
Commonbond Student Loan Trust
15,198
5.352%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
14,984
Dryden 36 Senior Loan Fund
700,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,d
701,144

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Asset-Backed Securities  0.5% - continued
Foundation Finance Trust
$ 252,366
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
$ 233,318
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
981,849
GSAA Home Equity Trust
1,534,801
4.305%,  8/25/2034, Ser.
2004-10, Class M2
d
1,394,258
Home Partners of America Trust
1,056,619
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
996,432
841,422
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
720,535
Hotwire Funding, LLC
850,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
860,591
HTAP
581,756
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
577,185
HTAP Issuer Trust
694,817
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
678,599
Laurel Road Prime Student Loan
Trust
304,762
5.940%,  11/25/2043, Ser.
2018-D, Class A
c,d
284,328
MFA Trust
594,915
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
595,164
National Collegiate Trust
147,745
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
144,113
Oak Street Investment
643,588
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
616,388
Sunnova Hestia II Issuer, LLC
631,030
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
630,654
Unlock HEA Trust
570,966
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
564,435
800,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
781,947
VCAT Asset Securitization, LLC
269,345
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,e
269,173
Vericrest Opportunity Loan
Transferee
182,015
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,e
181,438
387,552
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,e
378,088
156,056
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,e
155,876
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
353,230
Principal
Amount Long-Term Fixed Income  19.4% Value
Asset-Backed Securities  0.5% - continued
Wind River CLO, Ltd.
$ 525,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
$ 525,720
Total 17,816,440
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
113,000 8.625%,  6/15/2029
c
119,297
ATI, Inc.
116,000 7.250%,  8/15/2030 120,210
Avient Corporation
56,000 6.250%,  11/1/2031
c
56,164
Axalta Coating Systems Dutch
Holding B BV
92,000 7.250%,  2/15/2031
c
96,144
Cascades, Inc./Cascades USA,
Inc.
180,000 5.125%,  1/15/2026
c
179,027
Cerdia Finanz GmbH
92,000 9.375%,  10/3/2031
c
94,617
Chemours Company
227,000 5.750%,  11/15/2028
c
209,537
Cleveland-Cliffs, Inc.
72,000 5.875%,  6/1/2027 71,953
80,000 4.625%,  3/1/2029
c
74,952
89,000 6.875%,  11/1/2029
c
89,345
140,000 4.875%,  3/1/2031
c
129,187
52,000 7.375%,  5/1/2033
c
52,385
65,000 6.250%,  10/1/2040 59,559
Consolidated Energy Finance SA
223,000 5.625%,  10/15/2028
c
181,729
Eastman Chemical Company
219,000 5.000%,  8/1/2029 219,656
First Quantum Minerals, Ltd.
80,000 6.875%,  10/15/2027
c
79,462
FMC Corporation
230,000 5.150%,  5/18/2026 230,562
FMG Resources August 2006, Pty.
Ltd.
40,000 4.500%,  9/15/2027
c
38,940
65,000 5.875%,  4/15/2030
c
64,689
67,000 6.125%,  4/15/2032
c
67,221
Glatfelter Corporation
87,000 7.250%,  11/15/2031
c
86,260
Glencore Funding, LLC
325,000 4.000%,  3/27/2027
c
318,832
234,000 6.125%,  10/6/2028
c
243,794
Hecla Mining Company
110,000 7.250%,  2/15/2028 111,305
Hudbay Minerals, Inc.
109,000 4.500%,  4/1/2026
c
107,639
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
75,000 9.000%,  7/1/2028
c
75,973
INEOS Finance plc
195,000 7.500%,  4/15/2029
c
201,181

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Basic Materials  0.1% - continued
International Flavors & Fragrances,
Inc.
$ 272,000 1.230%,  10/1/2025
c
$ 262,967
Mercer International, Inc.
76,000 5.125%,  2/1/2029 65,592
Methanex Corporation
99,000 4.250%,  12/1/2024 98,729
95,000 5.125%,  10/15/2027 92,454
64,000 5.250%,  12/15/2029 61,767
Mineral Resources, Ltd.
100,000 9.250%,  10/1/2028
c
105,278
Mosaic Company
230,000 5.375%,  11/15/2028 233,995
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
91,000 5.350%,  3/15/2034 92,447
Novelis Corporation
29,000 3.250%,  11/15/2026
c
27,901
68,000 4.750%,  1/30/2030
c
63,707
90,000 3.875%,  8/15/2031
c
79,040
SCIL IV, LLC/SCIL USA Holdings,
LLC
132,000 5.375%,  11/1/2026
c
130,386
Sherwin-Williams Company
257,000 4.800%,  9/1/2031 254,245
Smurfit Kappa Treasury, ULC
253,000 5.777%,  4/3/2054
c
255,435
SNF Group SACA
147,000 3.375%,  3/15/2030
c
131,775
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
c
148,087
Taseko Mines, Ltd.
131,000 8.250%,  5/1/2030
c
135,368
Tronox, Inc.
65,000 4.625%,  3/15/2029
c
58,974
WR Grace Holdings, LLC
50,000 4.875%,  6/15/2027
c
49,062
Total 5,726,829
Capital Goods  0.4%
Advanced Drainage Systems, Inc.
133,000 6.375%,  6/15/2030
c
134,066
AECOM
130,000 5.125%,  3/15/2027 129,304
Amsted Industries, Inc.
148,000 5.625%,  7/1/2027
c
146,975
15,000 4.625%,  5/15/2030
c
13,992
BAE Systems plc
200,000 5.500%,  3/26/2054
c
201,772
200,000 5.250%,  3/26/2031
c
203,142
Ball Corporation
81,000 3.125%,  9/15/2031 70,002
Boeing Company
460,000 5.930%,  5/1/2060 428,759
265,000 5.040%,  5/1/2027 264,021
162,000 6.259%,  5/1/2027
c
165,730
194,000 6.388%,  5/1/2031
c
202,981
544,000 5.705%,  5/1/2040 523,312
Bombardier, Inc.
25,000 7.875%,  4/15/2027
c
25,049
Principal
Amount Long-Term Fixed Income  19.4% Value
Capital Goods  0.4% - continued
$ 120,000 6.000%,  2/15/2028
c
$ 119,865
111,000 7.250%,  7/1/2031
c
114,681
185,000 7.000%,  6/1/2032
a,c
189,403
Brand Industrial Services, Inc.
148,000 10.375%,  8/1/2030
c
156,902
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
133,751
Camelot Return Merger Sub, Inc.
97,000 8.750%,  8/1/2028
c
97,447
Canpack SA/Canpack US, LLC
211,000 3.875%,  11/15/2029
c
191,942
Carrier Global Corporation
276,000 2.700%,  2/15/2031 242,323
Chart Industries, Inc.
173,000 7.500%,  1/1/2030
c
179,934
Clean Harbors, Inc.
130,000 6.375%,  2/1/2031
c
130,977
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
c
23,108
125,000 6.875%,  1/15/2030
c
126,821
Cornerstone Building Brands, Inc.
34,000 9.500%,  8/15/2029
c
35,002
Crown Cork & Seal Company, Inc.
95,000 7.375%,  12/15/2026 98,650
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
203,000 6.625%,  12/15/2030
c
206,456
ESAB Corporation
122,000 6.250%,  4/15/2029
c
124,148
GFL Environmental, Inc.
70,000 3.750%,  8/1/2025
c
69,308
116,000 4.000%,  8/1/2028
c
109,708
250,000 3.500%,  9/1/2028
c
234,392
H&E Equipment Services, Inc.
222,000 3.875%,  12/15/2028
c
204,985
Herc Holdings, Inc.
42,000 5.500%,  7/15/2027
c
41,723
105,000 6.625%,  6/15/2029
c
107,432
Honeywell International, Inc.
404,000 4.700%,  2/1/2030 405,362
Ingersoll Rand, Inc.
291,000 5.176%,  6/15/2029 295,165
60,000 5.700%,  8/14/2033 62,345
John Deere Capital Corporation
422,000 4.400%,  9/8/2031 411,961
Lockheed Martin Corporation
211,000 5.200%,  2/15/2064 205,677
78,000 6.150%,  9/1/2036 85,709
Martin Marietta Materials, Inc.
140,000 5.150%,  12/1/2034 138,973
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
39,000 6.750%,  4/1/2032
c
39,673
MIWD Holdco II, LLC
49,000 5.500%,  2/1/2030
c
46,816
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
c
90,309
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
c
158,206

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Capital Goods  0.4% - continued
New Enterprise Stone and Lime
Company, Inc.
$ 196,000 5.250%,  7/15/2028
c
$ 189,662
Nordson Corporation
234,000 5.600%,  9/15/2028 240,704
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 444,226
OI European Group BV
141,000 4.750%,  2/15/2030
c
127,739
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
c
92,540
53,000 7.375%,  6/1/2032
c
51,856
Pactiv Evergreen Group
67,000 4.375%,  10/15/2028
c
63,013
Quanta Services, Inc.
333,000 4.750%,  8/9/2027 332,422
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026 286,975
Resideo Funding, Inc.
136,000 6.500%,  7/15/2032
c
136,874
Reworld Holding Corporation
90,000 4.875%,  12/1/2029
c
84,059
Roller Bearing Company of
America, Inc.
131,000 4.375%,  10/15/2029
c
123,086
RTX Corporation
79,000 6.400%,  3/15/2054 88,905
186,000 4.125%,  11/16/2028 181,902
375,000 4.450%,  11/16/2038 342,353
353,000 4.500%,  6/1/2042 314,298
Sealed Air Corporation/Sealed Air
Corporation (US)
104,000 6.125%,  2/1/2028
c
105,105
Smyrna Ready Mix Concrete, LLC
166,000 8.875%,  11/15/2031
c
174,365
Sonoco Products Company
277,000 4.600%,  9/1/2029 270,131
Spirit AeroSystems, Inc.
70,000 3.850%,  6/15/2026 67,899
195,000 9.750%,  11/15/2030
c
216,464
SRM Escrow Issuer, LLC
37,000 6.000%,  11/1/2028
c
36,695
Standard Industries, Inc./NY
65,000 4.750%,  1/15/2028
c
62,691
65,000 3.375%,  1/15/2031
c
56,426
Summit Materials, LLC/Summit
Materials Finance Corporation
47,000 7.250%,  1/15/2031
c
48,831
Textron, Inc.
338,000 3.375%,  3/1/2028 321,946
Trane Technologies Financing, Ltd.
211,000 5.100%,  6/13/2034 213,350
TransDigm, Inc.
94,000 6.750%,  8/15/2028
c
96,017
201,000 7.125%,  12/1/2031
c
207,989
183,000 6.625%,  3/1/2032
c
186,098
171,000 6.000%,  1/15/2033
c
169,506
Trivium Packaging Finance
98,000 5.500%,  8/15/2026
c
97,139
Principal
Amount Long-Term Fixed Income  19.4% Value
Capital Goods  0.4% - continued
United Rentals North America, Inc.
$ 180,000 4.875%,  1/15/2028 $ 176,225
170,000 4.000%,  7/15/2030 156,995
Veralto Corporation
232,000 5.350%,  9/18/2028 236,290
WESCO Distribution, Inc.
125,000 7.250%,  6/15/2028
c
127,941
65,000 6.375%,  3/15/2029
c
66,325
46,000 6.625%,  3/15/2032
c
47,138
Total 13,630,439
Collateralized Mortgage Obligations  0.7%
A&D Mortgage Trust
647,093
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
652,145
Alternative Loan Trust
107,330
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 56,240
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
902,163
BINOM Securitization Trust
401,710
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
350,756
CHL Mortgage Pass-Through Trust
964,291
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 422,481
CHNGE Mortgage Trust
554,682
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
557,050
784,050
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
780,608
Citicorp Mortgage Securities, Inc.
383,169
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 342,644
COLT Mortgage Loan Trust
738,729
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
649,384
Countrywide Alternative Loan Trust
127,786
4.447%,  10/25/2035, Ser.
2005-43, Class 4A1
d
104,998
569,520
7.000%,  10/25/2037, Ser.
2007-24, Class A10 195,416
Countrywide Home Loans, Inc.
149,613
5.750%,  4/25/2037, Ser.
2007-3, Class A27 68,576
Credit Suisse Mortgage Trust
393,022
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
393,022
442,738
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
375,111
Federal Home Loan Mortgage
Corporation - REMIC
1,434,846
4.000%,  1/25/2051, Ser.
5249, Class LA 1,390,650
1,600,000
5.000%,  9/25/2054, Ser.
5473, Class HL
g
1,537,000
170,614
3.000%,  2/15/2033, Ser.
4170, Class IG
h
12,253
491,780
3.000%,  3/15/2033, Ser.
4180, Class PI
h
43,557

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Collateralized Mortgage Obligations  0.7% -
continued
$ 1,088,186
4.500%,  10/15/2033, Ser.
2695, Class BH $ 1,078,298
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 870,606
Federal National Mortgage
Association - REMIC
126,367
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 124,364
1,363,092
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,344,776
1,291,775
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,041,023
367,322
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
9,836
Flagstar Mortgage Trust
460,555
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
407,810
GCAT Trust
617,068
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
549,995
1,248,839
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,239,703
GS Mortgage-Backed Securities
Trust
998,510
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
839,944
GSR Mortgage Loan Trust
543,606
5.809%,  9/25/2034, Ser.
2004-11, Class 2A2
d
523,638
J.P. Morgan Mortgage Trust
842,302
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
680,356
630,890
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
519,207
LHOME Mortgage Trust
600,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
607,694
450,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
454,152
Mello Mortgage Capital
Acceptance
913,370
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
739,473
Merrill Lynch Alternative Note
Asset Trust
145,362
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 51,273
New Residential Mortgage Loan
Trust
1,782,644
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,439,902
OBX Trust
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
505,558
Palisades Mortgage Loan Trust
604,139
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
600,345
PRPM, LLC
550,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
504,951
Principal
Amount Long-Term Fixed Income  19.4% Value
Collateralized Mortgage Obligations  0.7% -
continued
Residential Accredit Loans, Inc.
Trust
$ 151,192
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 131,434
Roc Mortgage Trust
391,494
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
390,697
Saluda Grade Alternative
Mortgage Trust
1,000,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
1,003,388
800,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
799,265
TRK Trust
611,740
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
527,796
TVC Mortgage Trust
650,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
645,510
Vericrest Opportunity Loan
Transferee
194,846
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,e
194,477
Verus Securitization Trust
318,503
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
279,553
Total 26,939,078
Commercial Mortgage-Backed Securities  0.2%
BANK 2022-BNK39
3,972,193
0.420%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
99,886
BBCMS Mortgage Trust
6,968,152
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
503,970
5,527,937
1.811%,  10/15/2053, Ser.
2020-C8, Class XA
d,h
420,119
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,900,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
1,938,813
800,000
4.791%,  9/25/2029, Ser.
K529, Class A2
f
805,551
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,500,000
4.489%,  12/25/2034, Ser.
K165, Class A2 1,469,470
Morgan Stanley Capital I Trust
5,286,109
1.783%,  7/15/2053, Ser.
2020-HR8, Class XA
d,h
419,804
ROCK Trust
600,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
c
597,502
Total 6,255,115
Communications Services  0.5%
AMC Networks, Inc.
160,000 10.250%,  1/15/2029
a,c
164,800

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Communications Services  0.5% - continued
American Tower Corporation
$ 100,000 3.375%,  10/15/2026 $ 97,582
235,000 5.800%,  11/15/2028 242,601
275,000 2.900%,  1/15/2030 248,906
205,000 5.650%,  3/15/2033 210,023
AT&T, Inc.
300,000 5.700%,  3/1/2057 294,540
342,000 3.650%,  6/1/2051 248,611
502,000 3.500%,  9/15/2053 349,856
230,000 5.400%,  2/15/2034 233,524
300,000 4.900%,  8/15/2037 286,695
CCO Holdings, LLC/CCO Holdings
Capital Corporation
220,000 5.125%,  5/1/2027
c
215,416
30,000 5.000%,  2/1/2028
c
29,036
143,000 5.375%,  6/1/2029
c
136,501
185,000 4.750%,  3/1/2030
c
168,289
231,000 4.500%,  8/15/2030
c
206,315
99,000 4.250%,  2/1/2031
c
85,911
412,000 4.750%,  2/1/2032
c
356,195
67,000 4.500%,  6/1/2033
c
55,717
237,000 4.250%,  1/15/2034
c
189,341
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
901,000 4.200%,  3/15/2028 868,222
284,000 6.100%,  6/1/2029 290,051
650,000 3.500%,  6/1/2041 444,918
Clear Channel Outdoor Holdings,
Inc.
172,000 7.875%,  4/1/2030
c
175,370
Clear Channel Worldwide
Holdings, Inc.
132,000 5.125%,  8/15/2027
c
127,969
Comcast Corporation
341,000 5.350%,  5/15/2053 330,509
130,000 4.400%,  8/15/2035 122,053
428,000 4.750%,  3/1/2044 388,308
Crown Castle, Inc.
300,000 4.900%,  9/1/2029 297,912
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 669,962
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
441,000 5.875%,  8/15/2027
c
424,607
Frontier Communications
Holdings, LLC
196,000 5.875%,  10/15/2027
c
195,580
65,000 8.625%,  3/15/2031
c
69,668
GCI, LLC
150,000 4.750%,  10/15/2028
c
141,566
Gray Television, Inc.
118,000 7.000%,  5/15/2027
a,c
114,808
185,000 10.500%,  7/15/2029
c
192,165
Iliad Holding SASU
172,000 8.500%,  4/15/2031
c
183,227
Intelsat Jackson Holdings SA
169,000 6.500%,  3/15/2030
c
158,789
Lamar Media Corporation
94,000 3.625%,  1/15/2031 83,895
Principal
Amount Long-Term Fixed Income  19.4% Value
Communications Services  0.5% - continued
LCPR Senior Secured Financing
DAC
$ 241,000 6.750%,  10/15/2027
c
$ 225,894
Level 3 Financing, Inc.
63,680 10.500%,  4/15/2029
c
70,898
63,681 11.000%,  11/15/2029
c
71,858
83,000 10.500%,  5/15/2030
a,c
90,781
33,000 10.750%,  12/15/2030
c
36,873
81,000 4.000%,  4/15/2031
c
61,155
Lumen Technologies, Inc.
35,851 4.125%,  4/15/2030
c
30,384
McGraw-Hill Education, Inc.
194,000 5.750%,  8/1/2028
c
190,129
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 176,223
411,000 5.400%,  8/15/2054 412,879
422,000 4.550%,  8/15/2031 418,849
413,000 3.850%,  8/15/2032 389,073
Netflix, Inc.
272,000 5.375%,  11/15/2029
c
279,519
300,000 4.875%,  6/15/2030
c
301,722
News Corporation
108,000 3.875%,  5/15/2029
c
100,505
Nexstar Media, Inc.
79,000 5.625%,  7/15/2027
c
77,634
105,000 4.750%,  11/1/2028
c
98,714
Omnicom Group, Inc.
210,000 4.200%,  6/1/2030 203,215
Optics Bidco SPA
235,000 6.000%,  9/30/2034
c
229,076
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
19,000 4.625%,  3/15/2030
c
17,674
Paramount Global
56,000 6.375%,  3/30/2062
d
51,845
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
c
131,711
Rogers Communications, Inc.
304,000 5.000%,  2/15/2029 304,119
391,000 5.300%,  2/15/2034 387,899
Sinclair Television Group, Inc.
60,000 4.125%,  12/1/2030
a,c
45,975
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
c
210,692
105,000 4.000%,  7/15/2028
c
98,098
125,000 4.125%,  7/1/2030
c
111,833
Sprint Capital Corporation
573,000 8.750%,  3/15/2032 692,779
Take-Two Interactive Software, Inc.
221,000 5.600%,  6/12/2034 224,749
TEGNA, Inc.
188,000 4.625%,  3/15/2028 176,536
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
194,511
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 392,900
352,000 4.850%,  1/15/2029 352,489
300,000 4.375%,  4/15/2040 265,428

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Communications Services  0.5% - continued
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
$ 30,000 10.500%,  2/15/2028
c
$ 31,955
198,000 4.750%,  4/15/2028
c
182,009
Univision Communications, Inc.
27,000 8.000%,  8/15/2028
c
27,439
197,000 4.500%,  5/1/2029
c
174,890
97,000 7.375%,  6/30/2030
c
93,125
35,000 8.500%,  7/31/2031
c
34,403
Urban One, Inc.
39,000 7.375%,  2/1/2028
c
28,925
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 207,428
994,000 2.650%,  11/20/2040 694,664
500,000 3.400%,  3/22/2041 387,018
Viasat, Inc.
105,000 6.500%,  7/15/2028
a,c
79,191
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
c
61,895
Virgin Media Secured Finance plc
151,000 5.500%,  5/15/2029
c
142,806
VMED O2 UK Financing I plc
78,000 4.750%,  7/15/2031
c
67,550
69,000 7.750%,  4/15/2032
c
69,083
Vodafone Group plc
98,000 5.125%,  6/4/2081
d
78,228
262,000 5.750%,  6/28/2054 259,721
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
c
210,959
Warnermedia Holdings, Inc.
614,000 4.054%,  3/15/2029 573,606
455,000 5.050%,  3/15/2042 363,109
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
70,000 7.750%,  8/15/2028
c
70,387
56,000 8.250%,  10/1/2031
c
56,700
Zayo Group Holdings, Inc.
94,000 4.000%,  3/1/2027
a,c
83,661
Zegona Finance plc
121,000 8.625%,  7/15/2029
c
127,806
Ziggo Bond Company BV
70,000 5.125%,  2/28/2030
a,c
63,357
Ziggo BV
70,000 4.875%,  1/15/2030
c
64,906
Total 20,458,878
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
47,000 3.875%,  1/15/2028
c
44,798
104,000 4.375%,  1/15/2028
c
100,024
71,000 6.125%,  6/15/2029
c
72,240
122,000 5.625%,  9/15/2029
c
121,692
Adient Global Holdings, Ltd.
45,000 8.250%,  4/15/2031
c
46,617
ADT Security Corporation
107,000 4.125%,  8/1/2029
c
100,049
107,000 4.875%,  7/15/2032
c
99,716
Principal
Amount Long-Term Fixed Income  19.4% Value
Consumer Cyclical  0.6% - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
$ 255,000 4.625%,  6/1/2028
c
$ 239,197
Allison Transmission, Inc.
53,000 3.750%,  1/30/2031
c
47,036
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 290,958
American Axle & Manufacturing,
Inc.
182,000 5.000%,  10/1/2029
a
164,666
American Honda Finance
Corporation
355,000 5.050%,  7/10/2031 356,268
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
35,000 7.000%,  4/15/2030
a,c
30,670
Arko Corporation
97,000 5.125%,  11/15/2029
c
89,354
Asbury Automotive Group, Inc.
111,000 5.000%,  2/15/2032
c
102,254
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
130,853
29,000 4.625%,  4/1/2030
c
26,708
Aston Martin Capital Holdings, Ltd.
119,000 10.000%,  3/31/2029
c
115,606
Beazer Homes USA, Inc.
109,000 7.500%,  3/15/2031
c
112,055
Belron UK Finance plc
58,000 5.750%,  10/15/2029
c
58,117
BorgWarner, Inc.
273,000 4.950%,  8/15/2029 271,916
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
c
139,993
Boyne USA, Inc.
105,000 4.750%,  5/15/2029
c
100,130
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
98,000 4.875%,  2/15/2030
c
91,142
Caesars Entertainment, Inc.
296,000 4.625%,  10/15/2029
a,c
277,512
78,000 6.500%,  2/15/2032
c
79,101
75,000 6.000%,  10/15/2032
c
73,157
Carnival Corporation
41,000 7.625%,  3/1/2026
c
41,287
357,000 5.750%,  3/1/2027
c
358,069
174,000 4.000%,  8/1/2028
c
165,864
131,000 6.000%,  5/1/2029
c
131,214
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
32,000 5.375%,  4/15/2027 31,756
139,000 5.250%,  7/15/2029 133,895
Choice Hotels International, Inc.
72,000 3.700%,  12/1/2029 66,775
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
135,824
69,000 6.750%,  5/1/2031
c
70,247

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Consumer Cyclical  0.6% - continued
Clarios Global, LP/Clarios US
Finance Company, Inc.
$ 92,000 6.750%,  5/15/2028
c
$ 94,174
Crocs, Inc.
65,000 4.250%,  3/15/2029
c
59,618
Cushman & Wakefield US
Borrower, LLC
32,000 6.750%,  5/15/2028
c
32,173
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
c
370,726
Dana, Inc.
64,000 5.625%,  6/15/2028 62,117
97,000 4.250%,  9/1/2030 84,818
95,000 4.500%,  2/15/2032 81,261
eG Global Finance plc
32,000 12.000%,  11/30/2028
c
35,581
Expedia Group, Inc.
553,000 3.250%,  2/15/2030 511,113
Ford Motor Credit Company, LLC
225,000 2.300%,  2/10/2025 222,989
360,000 5.850%,  5/17/2027 363,415
354,000 2.900%,  2/10/2029 316,048
315,000 7.122%,  11/7/2033 332,495
Forestar Group, Inc.
66,000 3.850%,  5/15/2026
c
64,325
Gap, Inc.
46,000 3.625%,  10/1/2029
c
41,282
Garrett Motion Holdings, Inc./
Garrett LX I SARL
127,000 7.750%,  5/31/2032
c
126,764
General Motors Company
450,000 6.125%,  10/1/2025 454,141
General Motors Financial
Company, Inc.
120,000 5.400%,  5/8/2027 121,327
413,000 5.800%,  1/7/2029 422,789
400,000 4.900%,  10/6/2029 394,429
311,000 5.600%,  6/18/2031 313,373
GLP Capital, LP
469,000 5.750%,  6/1/2028 476,345
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
64,000 3.500%,  3/1/2029
c
59,065
Goodyear Tire & Rubber Company
64,000 4.875%,  3/15/2027 61,752
69,000 5.000%,  7/15/2029
a
62,472
Group 1 Automotive, Inc.
51,000 6.375%,  1/15/2030
c
51,229
Hanesbrands, Inc.
73,000 4.875%,  5/15/2026
c
72,116
37,000 9.000%,  2/15/2031
a,c
39,644
Harley-Davidson Financial
Services, Inc.
269,000 5.950%,  6/11/2029
c
269,615
Hilton Domestic Operating
Company, Inc.
292,000 4.875%,  1/15/2030 282,932
32,000 4.000%,  5/1/2031
c
29,149
187,000 3.625%,  2/15/2032
c
164,139
Principal
Amount Long-Term Fixed Income  19.4% Value
Consumer Cyclical  0.6% - continued
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
$ 227,000 5.000%,  6/1/2029
c
$ 212,443
Home Depot, Inc.
375,000 5.400%,  9/15/2040 380,524
228,000 4.250%,  4/1/2046 196,163
340,000 3.900%,  6/15/2047 275,311
Hyundai Capital America
375,000 1.800%,  1/10/2028
c
339,604
310,000 5.300%,  6/24/2029
c
312,525
International Game Technology plc
206,000 5.250%,  1/15/2029
c
202,395
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
c
92,520
Jaguar Land Rover Automotive plc
76,000 5.500%,  7/15/2029
c
74,168
KB Home
215,000 4.800%,  11/15/2029 206,848
L Brands, Inc.
240,000 6.625%,  10/1/2030
c
240,311
70,000 6.875%,  11/1/2035 71,051
Las Vegas Sands Corporation
208,000 5.900%,  6/1/2027 211,288
Life Time, Inc.
98,000 6.000%,  11/15/2031
c,i
97,584
Light & Wonder International, Inc.
115,000 7.250%,  11/15/2029
c
117,580
Live Nation Entertainment, Inc.
71,000 4.750%,  10/15/2027
c
69,095
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 225,963
498,000 2.625%,  4/1/2031 437,126
Macy's Retail Holdings, LLC
130,000 5.875%,  4/1/2029
a,c
127,026
63,000 6.125%,  3/15/2032
c
60,194
75,000 4.500%,  12/15/2034 62,640
Marriott International, Inc./MD
426,000 4.625%,  6/15/2030 420,164
Match Group Holdings II, LLC
75,000 4.125%,  8/1/2030
c
68,197
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
c
127,054
McDonald's Corporation
470,000 4.450%,  3/1/2047 405,576
Melco Resorts Finance, Ltd.
176,000 5.375%,  12/4/2029
c
160,784
180,000 7.625%,  4/17/2032
c
182,230
MGM Resorts International
67,000 4.625%,  9/1/2026 66,397
71,000 6.125%,  9/15/2029 70,749
Michaels Companies, Inc.
94,000 5.250%,  5/1/2028
c
67,641
NCL Corporation, Ltd.
76,000 5.875%,  3/15/2026
c
75,917
158,000 5.875%,  2/15/2027
c
157,836
Nordstrom, Inc.
55,000 4.375%,  4/1/2030 49,854
78,000 4.250%,  8/1/2031 68,627

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Consumer Cyclical  0.6% - continued
Parkland Corporation
$ 70,000 6.625%,  8/15/2032
c
$ 69,854
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
a,c
134,852
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
c
171,115
67,000 7.750%,  2/15/2029
c
65,030
Phinia, Inc.
100,000 6.625%,  10/15/2032
c
99,671
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
207,000 5.750%,  4/15/2026
c
207,050
QVC, Inc.
40,000 6.875%,  4/15/2029
a,c
34,457
Rakuten Group, Inc.
95,000 11.250%,  2/15/2027
c
103,312
115,000 9.750%,  4/15/2029
c
124,373
Raven Acquisition Holdings, LLC
70,000 6.875%,  11/15/2031
c,i
69,813
Royal Caribbean Cruises, Ltd.
288,000 4.250%,  7/1/2026
c
282,512
45,000 5.625%,  9/30/2031
c
44,816
51,000 6.000%,  2/1/2033
c
51,313
S&S Holdings, LLC
61,000 8.375%,  10/1/2031
c
61,152
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
72,000 6.625%,  3/1/2030
c
70,193
SeaWorld Parks and
Entertainment, Inc.
153,000 5.250%,  8/15/2029
c
146,942
Service Corporation International/
US
64,000 3.375%,  8/15/2030 56,717
47,000 4.000%,  5/15/2031 42,387
106,000 5.750%,  10/15/2032 104,127
Six Flags Entertainment
Corporation
32,000 7.250%,  5/15/2031
c
32,802
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
32,000 6.625%,  5/1/2032
c
32,604
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
a,c
39,966
Sonic Automotive, Inc.
81,000 4.875%,  11/15/2031
c
72,831
Staples, Inc.
132,000 10.750%,  9/1/2029
c
127,642
Station Casinos, LLC
111,000 4.625%,  12/1/2031
c
100,864
Target Corporation
342,000 2.950%,  1/15/2052 227,897
Tenneco, Inc.
144,000 8.000%,  11/17/2028
c
133,344
Toyota Motor Credit Corporation
364,000 4.350%,  10/8/2027 362,609
111,000 4.800%,  1/5/2034 109,413
Uber Technologies, Inc.
232,000 5.350%,  9/15/2054 221,253
285,000 4.800%,  9/15/2034 276,283
Principal
Amount Long-Term Fixed Income  19.4% Value
Consumer Cyclical  0.6% - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 390,000 4.625%,  6/15/2025
c
$ 387,890
136,000 5.750%,  2/1/2027
c
136,933
176,000 4.125%,  8/15/2030
c
163,077
Victoria's Secret & Company
150,000 4.625%,  7/15/2029
a,c
132,191
Victra Holdings, LLC/Victra
Finance Corporation
47,000 8.750%,  9/15/2029
c
49,065
Viking Cruises, Ltd.
326,000 5.875%,  9/15/2027
c
323,891
Volkswagen Group of America
Finance, LLC
362,000 5.300%,  3/22/2027
c
363,916
Walgreens Boots Alliance, Inc.
111,000 3.200%,  4/15/2030
a
88,247
Walmart, Inc.
298,000 4.500%,  9/9/2052 271,854
WASH Multifamily Acquisition, Inc.
99,000 5.750%,  4/15/2026
c
98,756
Wyndham Hotels & Resorts, Inc.
98,000 4.375%,  8/15/2028
c
93,274
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
60,000 5.125%,  10/1/2029
c
58,249
153,000 7.125%,  2/15/2031
c
160,954
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
c
164,495
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
c
93,533
70,000 6.750%,  4/23/2030
c
69,001
Total 22,856,081
Consumer Non-Cyclical  0.6%
1375209 B.C., Ltd.
64,000 9.000%,  1/30/2028
a,c
63,882
Abbott Laboratories
375,000 4.750%,  11/30/2036 368,740
AbbVie, Inc.
122,000 5.400%,  3/15/2054 122,923
200,000 4.500%,  5/14/2035 191,321
271,000 5.350%,  3/15/2044 271,812
AdaptHealth, LLC
282,000 4.625%,  8/1/2029
a,c
256,462
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
201,000 4.625%,  1/15/2027
c
197,200
214,000 3.500%,  3/15/2029
c
197,718
Altria Group, Inc.
237,000 6.875%,  11/1/2033 260,523
Amgen, Inc.
375,000 4.200%,  2/22/2052 304,449
340,000 5.600%,  3/2/2043 340,269
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
486,000 4.700%,  2/1/2036 468,377

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Consumer Non-Cyclical  0.6% - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 583,000 4.375%,  4/15/2038 $ 537,252
305,000 5.550%,  1/23/2049 311,242
Archer-Daniels-Midland Company
450,000 2.700%,  9/15/2051 284,469
AstraZeneca plc
600,000 3.000%,  5/28/2051 414,602
B&G Foods, Inc.
130,000 8.000%,  9/15/2028
c
135,057
BAT Capital Corporation
244,000 7.079%,  8/2/2043 266,631
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,770
Bausch Health Companies, Inc.
147,000 5.500%,  11/1/2025
a,c
144,263
154,000 4.875%,  6/1/2028
c
118,997
77,000 11.000%,  9/30/2028
c
70,852
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 101,133
325,000 3.700%,  6/6/2027 317,619
BellRing Brands, Inc.
97,000 7.000%,  3/15/2030
c
100,947
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 453,926
Bunge, Ltd. Finance Corporation
87,000 4.650%,  9/17/2034 83,442
Campbell Soup Company
230,000 5.400%,  3/21/2034 232,619
Cargill, Inc.
336,000 3.125%,  5/25/2051
c
231,729
Catalent Pharma Solutions, Inc.
78,000 3.125%,  2/15/2029
c
75,725
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
61,000 9.500%,  10/15/2029
c
61,788
Central Garden & Pet Company
150,000 4.125%,  10/15/2030 135,867
Charles River Laboratories
International, Inc.
77,000 4.000%,  3/15/2031
c
68,820
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
c
19,290
CHS/Community Health Systems,
Inc.
128,000 5.625%,  3/15/2027
c
124,834
40,000 8.000%,  12/15/2027
c
39,935
167,000 6.000%,  1/15/2029
c
157,270
75,000 4.750%,  2/15/2031
c
62,548
92,000 10.875%,  1/15/2032
c
98,598
Conagra Brands, Inc.
434,000 1.375%,  11/1/2027 392,772
Concentra Escrow Issuer
Corporation
57,000 6.875%,  7/15/2032
c
58,492
Constellation Brands, Inc.
299,000 3.600%,  2/15/2028 288,138
192,000 2.875%,  5/1/2030 172,842
Principal
Amount Long-Term Fixed Income  19.4% Value
Consumer Non-Cyclical  0.6% - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 107,000 4.750%,  1/15/2029
c
$ 103,224
CVS Health Corporation
259,000 4.780%,  3/25/2038 231,145
759,000 6.000%,  6/1/2044 745,580
DaVita, Inc.
77,000 3.750%,  2/15/2031
c
66,964
133,000 6.875%,  9/1/2032
c
133,693
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
c
123,158
Eli Lilly & Company
169,000 4.950%,  2/27/2063 159,705
Embecta Corporation
51,000 5.000%,  2/15/2030
c
46,164
54,000 6.750%,  2/15/2030
c
50,371
Encompass Health Corporation
104,000 4.500%,  2/1/2028 101,159
Endo Finance Holdings, Inc.
64,000 8.500%,  4/15/2031
a,c
68,430
Energizer Holdings, Inc.
171,000 4.750%,  6/15/2028
c
164,154
Fortrea Holdings, Inc.
91,000 7.500%,  7/1/2030
a,c
89,486
GE HealthCare Technologies, Inc.
281,000 6.377%,  11/22/2052 313,302
General Mills, Inc.
91,000 4.950%,  3/29/2033 90,354
HCA, Inc.
396,000 3.500%,  9/1/2030 363,218
222,000 5.450%,  9/15/2034 220,424
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
139,000 7.875%,  9/1/2025
a,c
138,456
HLF Financing SARL, LLC/
Herbalife International, Inc.
70,000 12.250%,  4/15/2029
c
70,410
77,000 4.875%,  6/1/2029
c
52,776
Illumina, Inc.
277,000 4.650%,  9/9/2026 276,292
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
c
378,932
Jazz Securities DAC
47,000 4.375%,  1/15/2029
c
44,476
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
227,000 5.500%,  1/15/2030 226,534
53,000 3.625%,  1/15/2032 46,784
486,000 3.000%,  5/15/2032 409,188
Johnson & Johnson
258,000 5.250%,  6/1/2054 264,831
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
125,000 9.000%,  2/15/2029
c
129,433
Keurig Dr Pepper, Inc.
482,000 5.200%,  3/15/2031 489,258
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 316,824

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Consumer Non-Cyclical  0.6% - continued
Kraft Heinz Foods Company
$ 234,000 4.375%,  6/1/2046 $ 196,110
Lamb Weston Holdings, Inc.
70,000 4.125%,  1/31/2030
c
64,992
LifePoint Health, Inc.
125,000 9.875%,  8/15/2030
c
136,735
72,000 11.000%,  10/15/2030
c
80,259
Medline Borrower, LP/Medline Co-
Issuer, Inc.
82,000 6.250%,  4/1/2029
c
83,430
Medtronic, Inc.
343,000 4.375%,  3/15/2035 328,435
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
c
120,676
197,000 5.250%,  10/1/2029
c
190,814
MPH Acquisition Holdings, LLC
65,000 5.500%,  9/1/2028
c
44,160
Newell Brands, Inc.
66,000 6.375%,  9/15/2027
a
66,702
65,000 6.625%,  9/15/2029 65,906
42,000 6.375%,  5/15/2030
i
42,192
Novartis Capital Corporation
260,000 4.700%,  9/18/2054 240,688
Organon & Company/Organon
Foreign Debt Co-Issuer BV
91,000 4.125%,  4/30/2028
c
86,224
255,000 5.125%,  4/30/2031
c
232,562
Owens & Minor, Inc.
114,000 6.625%,  4/1/2030
a,c
108,809
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 191,518
Performance Food Group, Inc.
145,000 4.250%,  8/1/2029
c
135,716
94,000 6.125%,  9/15/2032
c
94,393
Perrigo Finance Unlimited
Company
100,000 4.900%,  6/15/2030 94,674
62,000 6.125%,  9/30/2032 61,225
Pfizer Investment Enterprises,
Private Ltd.
511,000 5.300%,  5/19/2053 500,039
230,000 5.110%,  5/19/2043 223,202
Philip Morris International, Inc.
236,000 5.500%,  9/7/2030 243,201
120,000 5.125%,  2/13/2031 121,114
341,000 5.375%,  2/15/2033 345,643
333,000 4.900%,  11/1/2034 324,930
Post Holdings, Inc.
95,000 4.625%,  4/15/2030
c
88,786
135,000 4.500%,  9/15/2031
c
122,900
92,000 6.250%,  10/15/2034
c
90,984
Prime Healthcare Services, Inc.
102,000 9.375%,  9/1/2029
c
103,658
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
c
193,348
Royalty Pharma plc
235,000 5.150%,  9/2/2029 236,425
Simmons Foods, Inc.
255,000 4.625%,  3/1/2029
c
236,214
Sotera Health Holdings, LLC
69,000 7.375%,  6/1/2031
c
70,660
Principal
Amount Long-Term Fixed Income  19.4% Value
Consumer Non-Cyclical  0.6% - continued
Spectrum Brands, Inc.
$ 15,000 3.875%,  3/15/2031
c
$ 13,134
Star Parent, Inc.
54,000 9.000%,  10/1/2030
c
56,160
Sysco Corporation
325,000 6.600%,  4/1/2040 355,087
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 233,297
346,000 5.650%,  7/5/2044 352,766
Tenet Healthcare Corporation
405,000 5.125%,  11/1/2027 401,578
198,000 4.375%,  1/15/2030 185,633
139,000 6.750%,  5/15/2031 142,099
Teva Pharmaceutical Finance
Company, LLC
67,000 6.150%,  2/1/2036 67,534
Teva Pharmaceutical Finance
Netherlands III BV
127,000 3.150%,  10/1/2026 121,068
US Acute Care Solutions, LLC
126,000 9.750%,  5/15/2029
c
128,517
Viterra Finance BV
295,000 3.200%,  4/21/2031
c
261,140
Wyeth, LLC
229,000 6.500%,  2/1/2034 254,439
Zoetis, Inc.
509,000 4.700%,  2/1/2043 462,330
Total 23,159,976
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
61,000 7.500%,  10/1/2029
c
61,423
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
122,000 5.375%,  6/15/2029
c
118,823
Archrock Partners, LP/Archrock
Partners Finance Corporation
98,000 6.250%,  4/1/2028
c
98,181
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
131,000 8.250%,  12/31/2028
c
133,667
66,000 5.875%,  6/30/2029
c
63,759
Baytex Energy Corporation
115,000 8.500%,  4/30/2030
c
117,015
52,000 7.375%,  3/15/2032
c
50,483
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
105,000 7.000%,  7/15/2029
c
107,715
BP Capital Markets America, Inc.
613,000 2.939%,  6/4/2051 394,469
Buckeye Partners, LP
90,000 4.500%,  3/1/2028
c
85,721
60,000 6.875%,  7/1/2029
c
60,987
California Resources Corporation
79,000 8.250%,  6/15/2029
c
79,785
Canadian Natural Resources, Ltd.
168,000 2.950%,  7/15/2030 150,272

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Energy  0.5% - continued
Cheniere Energy Partners, LP
$ 911,000 4.500%,  10/1/2029 $ 877,120
Cheniere Energy, Inc.
64,000 5.650%,  4/15/2034 64,407
Civitas Resources, Inc.
108,000 8.375%,  7/1/2028
c
111,615
156,000 8.750%,  7/1/2031
c
163,388
CNX Resources Corporation
67,000 6.000%,  1/15/2029
c
66,430
Columbia Pipelines Holding
Company, LLC
240,000 6.042%,  8/15/2028
c
247,046
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
c
61,311
Comstock Resources, Inc.
127,000 6.750%,  3/1/2029
c
121,533
115,000 5.875%,  1/15/2030
c
105,071
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
c
375,420
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
c
122,756
Crescent Energy Finance, LLC
196,000 7.625%,  4/1/2032
c
193,522
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
142,000 8.625%,  3/15/2029
c
145,698
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
c
48,531
Diamondback Energy, Inc.
356,000 5.750%,  4/18/2054 345,793
DT Midstream, Inc.
97,000 4.125%,  6/15/2029
c
91,089
Enbridge, Inc.
390,000 5.250%,  4/5/2027 395,401
Enerflex, Ltd.
51,000 9.000%,  10/15/2027
c
52,941
Energy Transfer, LP
154,000 8.000%,  5/15/2054
d
163,178
176,000 4.000%,  10/1/2027 172,339
175,000 5.150%,  2/1/2043 157,192
445,000 6.000%,  6/15/2048 438,867
EnLink Midstream Partners, LP
155,000 5.600%,  4/1/2044 144,926
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 204,861
EQM Midstream Partners, LP
318,000 4.750%,  1/15/2031
c
302,296
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 330,031
Genesis Energy LP/Genesis
Energy Finance Corporation
106,000 8.875%,  4/15/2030 109,187
158,000 7.875%,  5/15/2032 157,890
Gulfport Energy Operating
Corporation
48,000 6.750%,  9/1/2029
c
48,248
Halliburton Company
297,000 4.850%,  11/15/2035 285,661
Principal
Amount Long-Term Fixed Income  19.4% Value
Energy  0.5% - continued
$ 228,000 5.000%,  11/15/2045 $ 207,521
Harvest Midstream I, LP
145,000 7.500%,  9/1/2028
c
146,681
Hess Midstream Operations, LP
143,000 4.250%,  2/15/2030
c
133,526
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
c
244,682
64,000 6.000%,  4/15/2030
c
61,044
70,000 6.250%,  4/15/2032
c
65,684
Howard Midstream Energy
Partners, LLC
186,000 7.375%,  7/15/2032
c
189,763
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
c
124,753
Kodiak Gas Services, LLC
79,000 7.250%,  2/15/2029
c
81,205
Kraken Oil & Gas Partners, LLC
85,000 7.625%,  8/15/2029
c
83,978
Laredo Petroleum, Inc.
133,000 7.750%,  7/31/2029
a,c
130,509
MEG Energy Corporation
105,000 5.875%,  2/1/2029
c
102,941
Moss Creek Resources Holdings,
Inc.
70,000 8.250%,  9/1/2031
c
68,586
MPLX, LP
455,000 4.950%,  9/1/2032 444,457
84,000 5.000%,  3/1/2033 81,721
Nabors Industries, Inc.
64,000 7.375%,  5/15/2027
c
64,047
162,000 9.125%,  1/31/2030
c
167,298
National Fuel Gas Company
415,000 5.500%,  1/15/2026 417,140
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
52,000 8.125%,  2/15/2029
c
52,336
78,000 8.375%,  2/15/2032
c
78,612
Noble Finance II, LLC
136,000 8.000%,  4/15/2030
c
137,855
Northern Oil and Gas, Inc.
116,000 8.750%,  6/15/2031
c
120,014
NuStar Logistics, LP
127,000 6.375%,  10/1/2030 128,433
Occidental Petroleum Corporation
218,000 5.000%,  8/1/2027 217,729
ONEOK, Inc.
191,000 5.700%,  11/1/2054 184,167
121,000 5.000%,  3/1/2026 121,047
254,000 4.750%,  10/15/2031 248,035
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028 92,206
Permian Resources Operating,
LLC
125,000 6.250%,  2/1/2033
c
124,099
Prairie Acquiror, LP
105,000 9.000%,  8/1/2029
c
106,453
Precision Drilling Corporation
89,000 6.875%,  1/15/2029
c
88,549

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Energy  0.5% - continued
Range Resources Corporation
$ 94,000 4.750%,  2/15/2030
c
$ 88,500
Rockies Express Pipeline, LLC
164,000 4.950%,  7/15/2029
c
154,058
Saturn Oil & Gas, Inc.
75,075 9.625%,  6/15/2029
c
74,139
Schlumberger Holdings
Corporation
186,000 5.000%,  5/29/2027
c
187,420
SM Energy Company
105,000 6.500%,  7/15/2028 104,704
46,000 7.000%,  8/1/2032
c
45,627
South Bow USA Infrastructure
Holdings, LLC
303,000 5.026%,  10/1/2029
c
298,123
118,000 5.584%,  10/1/2034
c
116,604
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
64,000 5.875%,  3/1/2027 63,912
Suncor Energy, Inc.
376,000 7.150%,  2/1/2032 417,360
Sunoco, LP
191,000 7.000%,  5/1/2029
c
197,032
Sunoco, LP/Sunoco Finance
Corporation
94,000 5.875%,  3/15/2028 93,784
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
215,000 5.500%,  1/15/2028
c
206,481
95,000 7.375%,  2/15/2029
c
95,313
Talos Production, Inc.
67,000 9.000%,  2/1/2029
c
69,005
Targa Resources Corporation
400,000 4.200%,  2/1/2033 367,697
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
c
137,696
TGNR Intermediate Holdings, LLC
123,000 5.500%,  10/15/2029
c
116,120
TotalEnergies Capital SA
205,000 5.275%,  9/10/2054 196,726
Transocean, Inc.
144,500 8.750%,  2/15/2030
c
149,725
USA Compression Partners, LP/
USA Compression Finance
Corporation
114,000 7.125%,  3/15/2029
c
116,108
Valaris, Ltd.
116,000 8.375%,  4/30/2030
c
117,694
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
c
89,438
85,000 4.125%,  8/15/2031
c
77,472
Venture Global LNG, Inc.
236,000 8.125%,  6/1/2028
c
244,917
121,000 9.000%,  9/30/2029
c,d,j
120,991
94,000 7.000%,  1/15/2030
c
94,580
236,000 8.375%,  6/1/2031
c
245,130
134,000 9.875%,  2/1/2032
c
146,265
Viridien SA
32,000 8.750%,  4/1/2027
c
30,926
Principal
Amount Long-Term Fixed Income  19.4% Value
Energy  0.5% - continued
Western Midstream Operating, LP
$ 234,000 6.350%,  1/15/2029 $ 243,431
114,000 6.150%,  4/1/2033 117,840
Williams Companies, Inc.
228,000 5.300%,  8/15/2052 213,835
420,000 7.500%,  1/15/2031 467,805
Total 17,647,577
Financials  1.7%
Acrisure, LLC/Acrisure Finance,
Inc.
44,000 4.250%,  2/15/2029
c
41,376
65,000 7.500%,  11/6/2030
c
66,094
AEGON Funding Company, LLC
383,000 5.500%,  4/16/2027
a,c
386,616
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
259,000 6.100%,  1/15/2027 265,674
425,000 3.875%,  1/23/2028 411,530
265,000 3.400%,  10/29/2033 227,223
AG TTMT Escrow Issuer, LLC
50,000 8.625%,  9/30/2027
c
51,656
Agree, LP
199,000 5.625%,  6/15/2034 202,173
Air Lease Corporation
68,000 4.650%,  6/15/2026
d,j
65,948
537,000 3.000%,  2/1/2030 484,761
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
c
374,721
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
64,000 4.250%,  10/15/2027
c
60,698
129,000 6.750%,  4/15/2028
c
129,608
93,000 7.000%,  1/15/2031
c
93,626
Ally Financial, Inc.
503,000 8.000%,  11/1/2031 559,666
99,000 6.700%,  2/14/2033 99,418
American Express Company
127,000 5.098%,  2/16/2028
d
128,005
258,000 5.043%,  7/26/2028
d
259,763
American Homes 4 Rent, LP
433,000 2.375%,  7/15/2031 364,639
American International Group, Inc.
469,000 5.125%,  3/27/2033 468,800
AmWINS Group, Inc.
52,000 6.375%,  2/15/2029
c
52,257
155,000 4.875%,  6/30/2029
c
145,886
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,d
227,080
Aon North America, Inc.
185,000 5.750%,  3/1/2054 187,219
Apollo Debt Solutions BDC
291,000 6.700%,  7/29/2031
a,c
295,109
Ares Capital Corporation
170,000 3.250%,  7/15/2025 167,675
375,000 3.875%,  1/15/2026 368,699
241,000 2.150%,  7/15/2026 228,581
203,000 5.875%,  3/1/2029 204,473
Ares Strategic Income Fund
243,000 5.600%,  2/15/2030
c
237,124

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Financials  1.7% - continued
Arthur J. Gallagher & Company
$ 59,000 6.750%,  2/15/2054 $ 67,093
95,000 5.750%,  7/15/2054 95,598
Associated Banc-Corp
325,000 4.250%,  1/15/2025 323,833
Avolon Holdings Funding, Ltd.
130,000 4.250%,  4/15/2026
c
127,967
288,000 5.750%,  3/1/2029
c
292,155
Azorra Finance, Ltd.
174,000 7.750%,  4/15/2030
c
171,929
Banco Santander Mexico SA
225,000 5.375%,  4/17/2025
c
224,962
Banco Santander SA
400,000 4.175%,  3/24/2028
d
392,325
Bank of America Corporation
325,000 1.734%,  7/22/2027
d
308,491
297,000 3.824%,  1/20/2028
d
290,965
199,000 5.202%,  4/25/2029
d
200,954
300,000 2.087%,  6/14/2029
d
272,117
150,000 3.974%,  2/7/2030
d
144,361
350,000 2.496%,  2/13/2031
d
309,467
600,000 1.922%,  10/24/2031
d
502,842
343,000 2.972%,  2/4/2033
d
297,567
685,000 4.571%,  4/27/2033
d
660,030
352,000 5.872%,  9/15/2034
d
366,863
143,000 5.468%,  1/23/2035
d
145,126
411,000 5.425%,  8/15/2035
d
404,874
455,000 3.846%,  3/8/2037
d
407,788
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
d
256,544
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 111,792
Barclays plc
64,000 6.125%,  12/15/2025
d,j
63,650
345,000 6.496%,  9/13/2027
d
354,343
350,000 4.972%,  5/16/2029
d
348,370
444,000 4.942%,  9/10/2030
d
439,016
340,000 5.746%,  8/9/2033
d
345,768
BBVA Bancomer SA/Texas
200,000 5.250%,  9/10/2029
c
198,260
Belrose Funding Trust
500,000 2.330%,  8/15/2030
c
420,121
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 298,431
BlackRock Funding, Inc.
125,000 5.250%,  3/14/2054 123,092
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 339,035
231,000 6.250%,  1/25/2031
a,c
233,789
Blue Owl Capital Corporation II
176,000 8.450%,  11/15/2026 183,248
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 278,894
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
c
147,375
Blue Owl Technology Finance
Corporation II
248,000 6.750%,  4/4/2029
c
246,780
Principal
Amount Long-Term Fixed Income  19.4% Value
Financials  1.7% - continued
BNP Paribas SA
$ 572,000 3.132%,  1/20/2033
c,d
$ 497,594
BPCE SA
588,000 3.500%,  10/23/2027
c
562,599
Burford Capital Global Finance,
LLC
151,000 9.250%,  7/1/2031
c
161,728
Camden Property Trust
311,000 3.150%,  7/1/2029 290,858
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 421,891
85,000 5.700%,  2/1/2030
d
86,662
Castlelake Aviation Finance DAC
68,000 5.000%,  4/15/2027
c
68,396
Centene Corporation
852,000 2.625%,  8/1/2031 708,964
Charles Schwab Corporation
530,000 2.450%,  3/3/2027 504,643
234,000 6.136%,  8/24/2034
d
248,278
Chubb INA Holdings, LLC
225,000 4.350%,  11/3/2045 196,891
Citibank NA
385,000 4.929%,  8/6/2026 387,480
Citigroup, Inc.
304,000 3.200%,  10/21/2026 295,551
468,000 3.668%,  7/24/2028
d
453,642
228,000 4.125%,  7/25/2028 222,339
99,000 3.520%,  10/27/2028
d
95,334
148,000 5.174%,  2/13/2030
d
148,995
484,000 4.910%,  5/24/2033
d
473,787
287,000 6.174%,  5/25/2034
d
297,417
Citizens Financial Group, Inc.
167,000 5.718%,  7/23/2032
d
168,581
CNA Financial Corporation
177,000 5.125%,  2/15/2034 175,207
Comerica, Inc.
90,000 5.982%,  1/30/2030
d
91,182
Constellation Insurance, Inc.
32,000 6.800%,  1/24/2030
c
31,555
Cooperatieve Rabobank UA
455,000 5.564%,  2/28/2029
c,d
464,254
Corebridge Financial, Inc.
131,000 6.375%,  9/15/2054
d
130,432
171,000 4.350%,  4/5/2042 145,277
Credit Acceptance Corporation
118,000 9.250%,  12/15/2028
c
124,863
Credit Suisse Group AG
350,000 7.250%,  N/A
*,k
35,000
Deutsche Bank AG/New York, NY
255,000 6.819%,  11/20/2029
d
268,797
525,000 3.729%,  1/14/2032
d
462,877
Discover Bank
480,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
489,797
Diversified Healthcare Trust
76,000 Zero Coupon,  1/15/2026
c
70,004
Drawbridge Special Opportunities
Fund, LP
226,000 3.875%,  2/15/2026
c
219,035

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Financials  1.7% - continued
Elevance Health, Inc.
$ 460,000 3.125%,  5/15/2050 $ 306,522
306,000 4.625%,  5/15/2042 270,620
EPR Properties
210,000 4.950%,  4/15/2028 206,400
Fairfax Financial Holdings, Ltd.
252,000 6.350%,  3/22/2054 262,157
Fifth Third Bancorp
179,000 6.339%,  7/27/2029
d
186,782
FirstCash, Inc.
162,000 5.625%,  1/1/2030
c
157,274
First-Citizens Bank & Trust
Company
210,000 6.125%,  3/9/2028 217,069
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
c
238,499
Fortress Transportation and
Infrastructure Investors, LLC
68,000 5.500%,  5/1/2028
c
66,665
118,000 7.000%,  5/1/2031
c
121,353
92,000 7.000%,  6/15/2032
c
94,392
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
59,212
Freedom Mortgage Holdings, LLC
151,000 9.250%,  2/1/2029
c
154,642
65,000 9.125%,  5/15/2031
c
65,843
FS KKR Capital Corporation
325,000 3.400%,  1/15/2026 316,257
GGAM Finance, Ltd.
62,000 7.750%,  5/15/2026
c
63,089
66,000 8.000%,  6/15/2028
c
69,582
182,000 5.875%,  3/15/2030
c
179,497
Global Aircraft Leasing Company,
Ltd.
199,000 8.750%,  9/1/2027
c
205,634
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
192,000 3.750%,  12/15/2027
c
176,083
goeasy, Ltd.
95,000 9.250%,  12/1/2028
c
101,300
66,000 7.625%,  7/1/2029
c
67,783
50,000 6.875%,  5/15/2030
c,i
50,794
Goldman Sachs Bank USA/New
York, NY
386,000 5.414%,  5/21/2027
d
389,698
Goldman Sachs BDC, Inc.
153,000 6.375%,  3/11/2027 156,365
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
d
302,551
356,000 6.484%,  10/24/2029
d
375,600
145,000 1.992%,  1/27/2032
d
120,953
898,000 3.102%,  2/24/2033
d
784,156
Health Care Service Corporation
284,000 5.450%,  6/15/2034
c
284,791
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 86,599
Highwoods Realty, LP
235,000 7.650%,  2/1/2034 263,549
Howard Hughes Corporation
42,000 4.125%,  2/1/2029
c
38,678
Principal
Amount Long-Term Fixed Income  19.4% Value
Financials  1.7% - continued
HSBC Holdings plc
$ 350,000 5.402%,  8/11/2033
d
$ 352,777
HUB International, Ltd.
185,000 7.250%,  6/15/2030
c
191,183
Huntington Bancshares, Inc./OH
290,000 5.709%,  2/2/2035
d
293,340
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
115,000 6.250%,  5/15/2026 113,032
262,000 5.250%,  5/15/2027 244,082
70,000 9.750%,  1/15/2029 69,947
Intesa Sanpaolo SPA
79,000 4.198%,  6/1/2032
c,d
69,173
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 234,373
J.P. Morgan Chase & Company
98,000 4.000%,  4/1/2025
d,j
96,472
456,000 1.578%,  4/22/2027
d
435,096
460,000 2.947%,  2/24/2028
d
441,607
411,000 4.979%,  7/22/2028
d
412,961
594,000 4.505%,  10/22/2028
d
589,803
575,000 4.203%,  7/23/2029
d
562,186
425,000 2.522%,  4/22/2031
d
375,776
450,000 1.953%,  2/4/2032
d
376,423
457,000 4.586%,  4/26/2033
d
443,778
342,000 4.912%,  7/25/2033
d
338,613
294,000 5.766%,  4/22/2035
d
305,975
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 252,939
Jackson National Life Global
Funding
318,000 5.550%,  7/2/2027
c
322,429
Jane Street Group/JSG Finance,
Inc.
105,000 4.500%,  11/15/2029
c
99,347
42,000 7.125%,  4/30/2031
c
43,534
70,000 6.125%,  11/1/2032
c
70,045
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
c
43,355
200,000 6.625%,  10/15/2031
c
199,165
Jefferson Capital Holdings, LLC
52,000 6.000%,  8/15/2026
c
51,820
131,000 9.500%,  2/15/2029
c
139,339
KeyBank NA/Cleveland, OH
308,000 5.000%,  1/26/2033 297,213
KeyCorp
168,000
6.271%,  (SOFRINDX +
1.250%), 5/23/2025
d
168,503
Kilroy Realty, LP
118,000 4.250%,  8/15/2029 111,081
105,000 6.250%,  1/15/2036 105,862
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
65,000 4.250%,  2/1/2027
c
62,936
174,000 4.750%,  6/15/2029
c
165,774
Liberty Mutual
Group,
Inc.
35,000 4.125%,  12/15/2051
c,d
33,028
Lloyds Banking Group plc
340,000 5.871%,  3/6/2029
d
348,654

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Financials  1.7% - continued
Macquarie Airfinance Holdings,
Ltd.
$ 114,000 6.400%,  3/26/2029
c
$ 117,476
211,000 5.150%,  3/17/2030
c
206,523
32,000 6.500%,  3/26/2031
c
33,243
Manufacturers & Traders Trust
Company
341,000 4.700%,  1/27/2028 337,852
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 83,497
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
c
326,380
Mitsubishi UFJ Financial Group,
Inc.
339,000 5.422%,  2/22/2029
d
345,503
350,000 2.048%,  7/17/2030 301,043
Molina Healthcare, Inc.
180,000 4.375%,  6/15/2028
c
172,703
47,000 3.875%,  5/15/2032
c
41,666
Morgan Stanley
450,000 4.350%,  9/8/2026 446,904
468,000 3.591%,  7/22/2028
d
453,638
227,000 5.164%,  4/20/2029
d
228,934
440,000 3.622%,  4/1/2031
d
411,782
227,000 5.250%,  4/21/2034
d
227,338
214,000 5.831%,  4/19/2035
d
222,414
400,000 5.297%,  4/20/2037
d
392,330
Morgan Stanley Direct Lending
Fund
204,000 6.150%,  5/17/2029
c
203,412
MPT Operating Partnership, LP/
MPT Finance Corporation
312,000 4.625%,  8/1/2029
a
242,646
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 223,502
Nationstar Mortgage Holdings,
Inc.
33,000 5.500%,  8/15/2028
c
32,201
68,000 6.500%,  8/1/2029
c
67,997
102,000 5.125%,  12/15/2030
c
95,490
NatWest Group plc
225,000 4.445%,  5/8/2030
d
218,425
359,000 6.475%,  6/1/2034
d
371,282
Navient Corporation
38,000 5.000%,  3/15/2027 37,357
42,000 5.500%,  3/15/2029 40,010
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
42,000 4.500%,  9/30/2028
c
38,683
New York Life Global Funding
337,000 4.550%,  1/28/2033
c
328,805
Nomura Holdings, Inc.
365,000 5.783%,  7/3/2034 372,034
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 399,993
375,000 3.375%,  2/1/2031 333,703
OneMain Finance Corporation
245,000 3.500%,  1/15/2027 233,823
297,000 3.875%,  9/15/2028 273,746
Principal
Amount Long-Term Fixed Income  19.4% Value
Financials  1.7% - continued
Panther Escrow Issuer, LLC
$ 183,000 7.125%,  6/1/2031
c
$ 187,370
Park Intermediate Holdings, LLC
182,000 4.875%,  5/15/2029
c
173,354
Pine Street Trust III
109,000 6.223%,  5/15/2054
c
113,044
PNC Financial Services Group,
Inc.
120,000 6.615%,  10/20/2027
d
124,258
456,000 4.626%,  6/6/2033
d
436,153
PRA Group, Inc.
100,000 8.375%,  2/1/2028
c
102,826
Prologis Targeted US Logistics
Fund, LP
240,000 5.250%,  4/1/2029
c
243,244
158,000 5.250%,  1/15/2035
c
156,408
Prologis, LP
160,000 5.250%,  3/15/2054 154,275
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
d
419,402
Regency Centers, LP
350,000 4.125%,  3/15/2028 342,456
176,000 5.250%,  1/15/2034 177,101
Reinsurance Group of America,
Inc.
274,000 5.750%,  9/15/2034 279,252
RGA Global Funding
117,000 5.500%,  1/11/2031
c
119,332
RHP Hotel Properties, LP/RHP
Finance Corporation
32,000 4.750%,  10/15/2027 31,324
65,000 4.500%,  2/15/2029
c
62,234
RLJ Lodging Trust, LP
60,000 4.000%,  9/15/2029
c
54,077
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
c
198,033
74,000 3.875%,  3/1/2031
c
65,909
93,000 4.000%,  10/15/2033
c
80,209
Ryan Specialty, LLC
34,000 4.375%,  2/1/2030
c
32,230
25,000 5.875%,  8/1/2032
c
24,916
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
d
116,459
105,000 6.174%,  1/9/2030
d
107,485
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
d
567,969
Service Properties Trust
70,000 5.500%,  12/15/2027 66,286
85,000 8.375%,  6/15/2029 83,067
97,000 8.625%,  11/15/2031
c
102,512
Simon Property Group, LP
400,000 3.800%,  7/15/2050 305,028
SLM Corporation
60,000 4.200%,  10/29/2025 58,896
Societe Generale SA
234,000 4.750%,  11/24/2025
c
232,273
70,000 10.000%,  11/14/2028
c,d,j
74,587
Standard Chartered plc
300,000 5.688%,  5/14/2028
c,d
304,100

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Financials  1.7% - continued
State Street Corporation
$ 450,000 4.330%,  10/22/2027 $ 447,373
444,000 4.530%,  2/20/2029
d
441,011
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 221,078
338,000 5.710%,  1/13/2030 349,410
200,000 1.710%,  1/12/2031 165,485
Synchrony Financial
144,000 5.935%,  8/2/2030
d
146,275
67,000 7.250%,  2/2/2033 68,600
Synovus Bank
250,000 5.625%,  2/15/2028 248,640
Toronto-Dominion Bank
296,000 5.523%,  7/17/2028 302,746
151,000 5.146%,  9/10/2034
d
147,932
Truist Financial Corporation
230,000 6.047%,  6/8/2027
d
234,312
162,000 5.125%,  12/15/2027
d,j
156,499
270,000 5.122%,  1/26/2034
d
264,606
152,000 5.711%,  1/24/2035
d
154,753
U.S. Bancorp
352,000 5.775%,  6/12/2029
d
362,127
89,000 5.836%,  6/12/2034
d
92,028
160,000 5.678%,  1/23/2035
d
164,007
UBS Group AG
50,000 4.875%,  2/12/2027
c,d,j
47,417
355,000 6.246%,  9/22/2029
c,d
370,677
282,000 3.091%,  5/14/2032
c,d
248,620
200,000 5.699%,  2/8/2035
c,d
204,833
300,000 5.379%,  9/6/2045
c,d
293,902
UniCredit SPA
65,000 5.861%,  6/19/2032
c,d
64,767
United Wholesale Mortgage, LLC
175,000 5.500%,  4/15/2029
c
166,898
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 238,949
342,000 4.750%,  5/15/2052 308,530
Vornado Realty, LP
48,000 3.400%,  6/1/2031 40,857
Wells Fargo & Company
50,000 3.900%,  3/15/2026
d,j
48,424
203,000 3.000%,  4/22/2026 198,152
304,000 3.000%,  10/23/2026 294,382
342,000 3.526%,  3/24/2028
d
331,944
256,000 5.707%,  4/22/2028
d
260,968
481,000 2.393%,  6/2/2028
d
452,388
236,000 5.574%,  7/25/2029
d
241,004
187,000 5.389%,  4/24/2034
d
188,272
550,000 4.900%,  11/17/2045 491,682
XHR, LP
64,000 4.875%,  6/1/2029
c
60,074
Total 63,131,859
Foreign Government  <0.1%
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
c
326,871
Saudi Arabian Oil Company
288,000 5.250%,  7/17/2034
c
288,224
Total 615,095
Principal
Amount Long-Term Fixed Income  19.4% Value
Mortgage-Backed Securities  6.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 3,660,359 2.000%,  1/1/2052 $ 2,945,779
1,720,359 2.000%,  5/1/2051 1,384,795
6,437,189 2.500%,  5/1/2051 5,394,981
2,720,555 3.500%,  5/1/2052 2,451,719
3,046,461 4.000%,  5/1/2052 2,838,112
1,906,735 5.000%,  7/1/2053 1,865,548
1,611,277 5.500%,  7/1/2053 1,608,784
2,201,046 3.500%,  8/1/2052 1,981,283
1,934,464 5.000%,  8/1/2053 1,898,617
5,847,526 5.500%,  9/1/2053 5,856,670
2,272,002 3.500%,  9/1/2047 2,065,890
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,781,394 2.500%,  7/1/2030 1,697,239
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,157,779 3.000%,  12/1/2036 2,008,150
1,865,334 3.000%,  8/1/2038 1,746,942
2,733,217 3.500%,  5/1/2040 2,561,084
1,736,521 2.500%,  4/1/2042 1,498,080
706,842 2.000%,  5/1/2042 597,138
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,729,467 3.000%,  1/1/2052 5,852,600
1,145,759 2.000%,  2/1/2051 922,355
741,487 2.000%,  2/1/2051 596,911
3,414,835 2.500%,  2/1/2051 2,826,980
1,919,754 2.500%,  2/1/2051 1,609,584
12,953,299 2.000%,  3/1/2051 10,292,118
1,701,728 2.000%,  3/1/2051 1,350,001
4,833,983 4.000%,  3/1/2051 4,517,930
1,088,213 2.000%,  3/1/2052 875,547
7,266,562 3.000%,  3/1/2052 6,275,806
8,732,728 2.000%,  4/1/2051 6,938,636
4,326,491 3.000%,  4/1/2051 3,762,435
4,508,891 3.000%,  5/1/2050 3,954,614
1,372,847 2.000%,  5/1/2051 1,098,973
3,200,273 3.000%,  5/1/2051 2,809,033
7,179,753 2.000%,  6/1/2050 5,748,136
2,297,980 3.000%,  6/1/2050 2,030,512
1,266,901 4.000%,  6/1/2052 1,172,605
1,321,054 5.000%,  6/1/2053 1,294,328
5,012,137 2.500%,  7/1/2051 4,226,640
1,843,867 3.500%,  7/1/2051 1,671,941
3,510,853 4.000%,  7/1/2052 3,249,735
3,516,587 3.500%,  8/1/2050 3,196,473
5,021,711 3.500%,  8/1/2052 4,497,625
6,314,615 4.500%,  8/1/2052 6,020,414
2,528,977 5.000%,  8/1/2053 2,477,814
5,640,912 6.000%,  8/1/2054 5,795,822
2,471,376 2.500%,  9/1/2051 2,073,634
1,498,801 3.500%,  9/1/2052 1,353,320
2,784,620 3.500%,  9/1/2052 2,513,554
2,123,882 5.000%,  9/1/2052 2,073,324
3,026,971 4.500%,  9/1/2053 2,884,835
1,923,436 4.500%,  9/1/2053 1,840,652
5,142,016 4.000%,  10/1/2052 4,774,161
1,327,552 2.000%,  11/1/2051 1,066,084

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Mortgage-Backed Securities  6.3% - continued
$ 1,957,041 3.500%,  11/1/2052 $ 1,769,435
5,542,415 2.000%,  12/1/2050 4,439,285
8,640,779 2.500%,  12/1/2051 7,228,084
3,794,332 4.500%,  12/1/2052 3,634,686
16,375,000 5.500%,  11/1/2040
i
16,219,422
2,300,000 6.000%,  11/1/2041
i
2,314,662
10,150,000 3.000%,  11/1/2047
i
8,736,985
2,639,469 3.500%,  12/1/2047 2,400,056
4,700,000 4.000%,  11/1/2048
i
4,342,008
4,175,000 4.500%,  11/1/2048
i
3,963,349
11,375,000 5.000%,  11/1/2048
i
11,052,299
13,450,000 3.500%,  11/1/2049
i
12,023,585
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,787,224 2.500%,  3/1/2062 4,657,019
1,773,589 3.500%,  7/1/2061 1,557,469
2,639,651 4.000%,  12/1/2061 2,420,462
Total 240,804,749
Technology  0.4%
Accenture Capital, Inc.
144,000 4.250%,  10/4/2031 139,569
312,000 4.500%,  10/4/2034 301,586
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052
a
199,747
Amentum Holdings, Inc.
102,000 7.250%,  8/1/2032
c
105,648
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 466,294
Apple, Inc.
400,000 2.650%,  2/8/2051 257,412
746,000 3.750%,  9/12/2047 605,634
Automatic Data Processing, Inc.
388,000 4.450%,  9/9/2034 375,358
Block, Inc.
71,000 3.500%,  6/1/2031 62,938
295,000 6.500%,  5/15/2032
c
300,241
Boost Newco Borrower, LLC
194,000 7.500%,  1/15/2031
c
204,519
Broadcom, Inc.
374,000 5.050%,  7/12/2027 377,743
75,000 3.469%,  4/15/2034
c
65,455
457,000 3.137%,  11/15/2035
c
375,498
380,000 3.187%,  11/15/2036
c
308,732
275,000 4.926%,  5/15/2037
c
263,716
Cadence Design Systems, Inc.
151,000 4.700%,  9/10/2034 147,337
Central Parent, Inc./CDK Global,
Inc.
68,000 7.250%,  6/15/2029
c
68,257
Cisco Systems, Inc.
124,000 5.300%,  2/26/2054 124,746
123,000 4.950%,  2/26/2031 124,613
Clarivate Science Holdings
Corporation
70,000 3.875%,  7/1/2028
c
66,064
Cloud Software Group, Inc.
411,000 6.500%,  3/31/2029
c
401,368
Consensus Cloud Solutions, Inc.
33,000 6.000%,  10/15/2026
c
32,640
Principal
Amount Long-Term Fixed Income  19.4% Value
Technology  0.4% - continued
CoreLogic, Inc.
$ 39,000 4.500%,  5/1/2028
c
$ 36,622
Dell International, LLC/EMC
Corporation
244,000 6.020%,  6/15/2026 248,117
Dell, Inc.
215,000 6.500%,  4/15/2038 229,115
Dye & Durham, Ltd.
98,000 8.625%,  4/15/2029
c
103,885
Fiserv, Inc.
114,000 2.250%,  6/1/2027 107,384
238,000 2.650%,  6/1/2030 211,559
243,000 5.350%,  3/15/2031 248,548
198,000 5.600%,  3/2/2033 203,524
284,000 5.150%,  8/12/2034 282,220
Foundry JV Holdco, LLC
300,000 5.900%,  1/25/2030
c
304,067
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,086
78,000 7.125%,  9/30/2030
a,c
80,723
Global Payments, Inc.
253,000 5.950%,  8/15/2052
a
253,585
342,000 5.300%,  8/15/2029 344,768
Hewlett Packard Enterprise
Company
434,000 4.400%,  9/25/2027 430,606
245,000 4.850%,  10/15/2031 240,128
II-VI, Inc.
56,000 5.000%,  12/15/2029
c
53,721
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
c
136,428
190,000 4.875%,  9/15/2029
c
182,980
140,000 5.250%,  7/15/2030
c
135,361
164,000 4.500%,  2/15/2031
c
152,280
KLA Corporation
343,000 3.300%,  3/1/2050 244,271
Marvell Technology, Inc.
57,000 5.950%,  9/15/2033 59,661
Mastercard, Inc.
275,000 3.950%,  2/26/2048 229,342
Microchip Technology, Inc.
50,000 5.050%,  3/15/2029 50,183
Microsoft Corporation
161,000 3.041%,  3/17/2062 107,489
403,000 2.500%,  9/15/2050 255,661
NCR Atleos Corporation
52,000 9.500%,  4/1/2029
c
57,231
NCR Voyix Corporation
97,000 5.000%,  10/1/2028
c
93,311
52,000 5.125%,  4/15/2029
c
49,696
Neptune Bidco US, Inc.
261,000 9.290%,  4/15/2029
c
243,912
Newfold Digital Holdings Group,
Inc.
39,000 11.750%,  10/15/2028
c
38,463
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 117,535
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 149,785
305,000 3.250%,  5/11/2041 228,901

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Technology  0.4% - continued
Open Text Corporation
$ 134,000 3.875%,  12/1/2029
c
$ 122,249
Open Text Holdings, Inc.
175,000 4.125%,  2/15/2030
c
160,658
Oracle Corporation
228,000 6.900%,  11/9/2052 262,238
311,000 6.150%,  11/9/2029 329,013
154,000 4.700%,  9/27/2034 148,079
420,000 3.850%,  7/15/2036 364,147
663,000 4.000%,  7/15/2046 521,966
PayPal Holdings, Inc.
222,000 5.500%,  6/1/2054
a
224,280
Pitney Bowes, Inc.
33,000 6.875%,  3/15/2027
c
32,648
RingCentral, Inc.
183,000 8.500%,  8/15/2030
c
193,544
Rocket Software, Inc.
79,000 9.000%,  11/28/2028
c
82,295
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 246,749
Seagate HDD Cayman
131,475 9.625%,  12/1/2032 149,839
Sensata Technologies BV
72,000 4.000%,  4/15/2029
c
67,327
Sensata Technologies, Inc.
38,000 3.750%,  2/15/2031
c
33,915
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
c
49,164
17,000 6.750%,  8/15/2032
c
17,442
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
c
201,751
SS&C Technologies, Inc.
116,000 5.500%,  9/30/2027
c
115,539
Texas Instruments, Inc.
227,000 5.050%,  5/18/2063 214,436
UKG, Inc.
64,000 6.875%,  2/1/2031
c
65,569
Verisk Analytics, Inc.
198,000 5.250%,  6/5/2034 199,123
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
c
107,078
Visa, Inc.
470,000 2.700%,  4/15/2040 352,715
VMware, LLC
208,000 4.650%,  5/15/2027 207,648
335,000 2.200%,  8/15/2031 279,789
Xerox Holdings Corporation
16,000 5.000%,  8/15/2025
c
15,694
258,000 5.500%,  8/15/2028
c
211,576
Total 16,267,734
Transportation  0.1%
Air Canada
210,000 3.875%,  8/15/2026
c
203,151
American Airlines Group, Inc.
40,000 3.750%,  3/1/2025
c
39,593
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
262,500 5.500%,  4/20/2026
c
261,711
Principal
Amount Long-Term Fixed Income  19.4% Value
Transportation  0.1% - continued
$ 97,645 5.750%,  4/20/2029
c
$ 96,692
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
75,000 5.375%,  3/1/2029
a,c
69,805
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 201,141
235,000 5.750%,  5/1/2040 247,220
230,000 4.450%,  3/15/2043 206,279
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 204,434
CSX Corporation
270,000 3.800%,  4/15/2050 211,151
DCLI Bidco, LLC
63,000 7.750%,  11/15/2029
c
64,065
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
c
473,658
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
c
226,812
JetBlue Airways Corporation/
JetBlue Loyalty, LP
169,000 9.875%,  9/20/2031
c
175,620
Mileage Plus Holdings, LLC
314,050 6.500%,  6/20/2027
c
317,150
Penske Truck Leasing Company,
LP/PTL Finance Corporation
258,000 5.750%,  5/24/2026
c
260,926
Rand Parent, LLC
121,000 8.500%,  2/15/2030
a,c
120,734
RXO, Inc.
141,000 7.500%,  11/15/2027
c
145,343
Stena International SA
104,000 7.250%,  1/15/2031
c
107,966
Union Pacific Corporation
455,000 2.973%,  9/16/2062 277,488
United Airlines, Inc.
129,000 4.375%,  4/15/2026
c
126,771
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
c
34,071
77,000 6.375%,  2/1/2030
a,c
65,912
Total 4,137,693
U.S. Government & Agencies  6.4%
U.S. Treasury Bonds
1,850,000 3.625%,  5/15/2053 1,588,760
4,600,000 1.625%,  11/15/2050 2,542,398
3,300,000 4.750%,  11/15/2053 3,441,281
5,090,000 5.250%,  11/15/2028 5,297,577
1,175,000 4.375%,  5/15/2040 1,166,555
10,800,000 1.375%,  11/15/2040 6,931,406
560,000 3.000%,  5/15/2042 454,563
15,871,000 2.500%,  5/15/2046 11,265,930
13,950,000 2.875%,  5/15/2049 10,385,121
U.S. Treasury Notes
4,625,000 0.250%,  8/31/2025 4,469,629
1,100,000 5.000%,  8/31/2025 1,105,148
6,500,000 4.250%,  12/31/2025 6,495,938
9,100,000 2.625%,  1/31/2026 8,921,199
9,100,000 0.500%,  2/28/2026 8,660,285
23,740,000 2.500%,  2/28/2026 23,213,269

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
U.S. Government & Agencies  6.4% - continued
$ 19,300,000 4.625%,  2/28/2026 $ 19,386,699
16,600,000 4.500%,  3/31/2026 16,656,414
12,600,000 4.375%,  7/31/2026 12,636,914
8,800,000 3.500%,  9/30/2026 8,692,750
643,000 4.625%,  10/15/2026 648,450
7,450,000 0.500%,  4/30/2027 6,812,676
2,055,000 2.250%,  11/15/2027 1,944,945
9,775,000 3.875%,  12/31/2027 9,700,160
1,700,000 0.750%,  1/31/2028 1,525,617
10,200,000 3.500%,  1/31/2028 10,003,570
5,400,000 3.625%,  3/31/2028 5,311,828
21,400,000 2.875%,  5/15/2028 20,503,875
1,100,000 4.375%,  8/31/2028 1,108,035
3,300,000 3.750%,  12/31/2028 3,247,406
8,800,000 3.500%,  9/30/2029 8,546,313
9,780,000 1.375%,  11/15/2031 8,089,130
10,800,000 4.125%,  11/15/2032 10,718,156
1,200,000 4.500%,  11/15/2033 1,219,969
Total 242,691,966
Utilities  0.4%
AES Corporation
456,000 3.950%,  7/15/2030
a,c
423,252
Algonquin Power & Utilities
Corporation
85,000 4.750%,  1/18/2082
d
79,596
Alpha Generation, LLC
60,000 6.750%,  10/15/2032
c
60,843
American Electric Power
Company, Inc.
198,000 5.625%,  3/1/2033 202,180
American Water Capital
Corporation
241,000 5.450%,  3/1/2054 239,798
Appalachian Power Company
155,000 3.300%,  6/1/2027 149,591
Atmos Energy Corporation
151,000 5.000%,  12/15/2054 140,722
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 234,534
Calpine Corporation
201,000 4.500%,  2/15/2028
c
193,594
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 103,938
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 228,792
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 100,039
425,000 4.125%,  5/15/2049 347,748
Constellation Energy Generation,
LLC
120,000 6.125%,  1/15/2034 128,057
Consumers Energy Company
380,000 4.350%,  4/15/2049 327,728
Dominion Energy, Inc.
32,000 6.875%,  2/1/2055
d
33,483
32,000 7.000%,  6/1/2054
d
34,048
DTE Electric Company
215,000 3.700%,  3/15/2045 169,185
245,000 3.700%,  6/1/2046 192,934
Principal
Amount Long-Term Fixed Income  19.4% Value
Utilities  0.4% - continued
Duke Energy Carolinas, LLC
$ 435,000 3.700%,  12/1/2047 $ 332,814
Duke Energy Corporation
47,000 6.450%,  9/1/2054
d
47,769
378,000 5.450%,  6/15/2034 382,409
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 239,043
Edison International
325,000 5.750%,  6/15/2027 331,689
Enel Finance International NV
315,000 5.125%,  6/26/2029
c
316,383
Essential Utilities, Inc.
255,000 4.800%,  8/15/2027 255,007
Eversource Energy
284,000 4.750%,  5/15/2026 284,049
Exelon Corporation
265,000 4.700%,  4/15/2050 233,345
459,000 4.450%,  4/15/2046 391,337
FirstEnergy Corporation
285,000 4.850%,  7/15/2047 250,149
Georgia Power Company
193,000 4.950%,  5/17/2033 192,468
122,000 5.250%,  3/15/2034 123,923
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 141,886
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
c
234,842
Lightning Power, LLC
196,000 7.250%,  8/15/2032
c
203,907
MidAmerican Energy Company
267,000 5.850%,  9/15/2054 282,784
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 146,928
NextEra Energy Operating
Partners, LP
239,000 3.875%,  10/15/2026
c
230,404
NiSource, Inc.
33,000 6.375%,  3/31/2055
d
32,938
435,000 5.650%,  2/1/2045 437,031
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
c
44,680
65,000 5.250%,  6/15/2029
c
63,518
56,000 6.000%,  2/1/2033
c
55,690
56,000 6.250%,  11/1/2034
c
55,941
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 252,701
241,000 5.550%,  5/15/2029 245,586
195,000 4.550%,  7/1/2030 189,302
238,000 6.950%,  3/15/2034 263,931
125,000 5.800%,  5/15/2034 128,551
PG&E Corporation
106,000 5.000%,  7/1/2028 103,387
PPL Capital Funding, Inc.
321,000 5.250%,  9/1/2034 318,451
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 189,979
Public Service Company of
Colorado
299,000 4.500%,  6/1/2052 257,517

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.4% Value
Utilities  0.4% - continued
Public Service Enterprise Group,
Inc.
$ 239,000 5.875%,  10/15/2028 $ 248,002
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 442,889
Southern California Edison
Company
320,000 4.000%,  4/1/2047 257,614
Southern Company
456,000 5.113%,  8/1/2027 459,739
369,000 4.850%,  3/15/2035 358,913
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 157,708
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 146,702
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
c
120,818
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
229,599
Virginia Electric and Power
Company
85,000 5.350%,  1/15/2054 83,248
375,000 4.600%,  12/1/2048 328,329
Vistra Corporation
65,000 8.000%,  10/15/2026
c,d,j
66,765
162,000 7.000%,  12/15/2026
c,d,j
163,368
Vistra Operations Company, LLC
326,000 5.000%,  7/31/2027
c
321,711
Xcel Energy, Inc.
179,000 4.600%,  6/1/2032 171,821
Total 14,207,627
Total Long-Term Fixed Income
(cost $777,886,560) 736,347,136
Shares Private Equity Funds 1.0% Value
Secondary  1.0%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,g
1,656,549
1 ASF IX LP
*,b,g
3,253,937
1 ASF VIII Sidecar (Cayman), LP
*,b,g
1,025,085
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,g
2,923,108
1 LCP X (Offshore), LP
*,b,g
19,005,355
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,g
8,897,315
Total 36,761,349
Total Private Equity Funds
(cost $28,011,248) 36,761,349
Shares
Collateral Held for Securities
Loaned 0.2% Value
8,672,298 Thrivent Cash Management Trust 8,672,298
Total Collateral Held for
Securities Loaned
(cost $8,672,298) 8,672,298
Shares or
Principal
Amount Short-Term Investments 15.2% Value
Federal Home Loan Bank Discount
Notes
600,000 4.941%, 11/8/2024
l,m
$ 599,401
2,400,000 5.085%, 11/13/2024
l,m
2,396,104
7,000,000 4.943%, 11/15/2024
l,m
6,986,890
300,000 4.613%, 11/20/2024
l,m
299,251
2,400,000 4.937%, 11/22/2024
l,m
2,393,407
5,000,000 4.803%, 11/29/2024
l,m
4,981,895
500,000 4.620%, 12/13/2024
l,m
497,337
300,000 4.540%, 1/3/2025
l,m
297,651
1,300,000 4.545%, 1/8/2025
l,m
1,289,024
10,200,000 4.530%, 1/10/2025
l,m
10,111,386
2,100,000 4.525%, 1/17/2025
l,m
2,079,957
1,200,000 4.500%, 1/24/2025
l,m
1,187,519
Federal National Mortgage
Association Discount Notes
900,000 4.985%, 11/8/2024
l,m
899,101
Thrivent Core Short-Term Reserve
Fund
54,142,810 5.100% 541,428,095
U.S. Treasury Bills
200,000 4.495%, 12/12/2024
l
198,955
700,000 4.549%, 12/17/2024
l,n
695,910
500,000 4.538%, 1/2/2025
l,o
496,111
500,000 4.531%, 1/9/2025
l,n,o
495,721
Total Short-Term Investments
(cost $577,199,222) 577,333,715
Total Investments (cost
$3,136,045,458) 101.8% $3,870,234,190
Other Assets and Liabilities, Net
(1.8%) (69,549,248)
Total Net Assets 100.0% $3,800,684,942
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $107,073,693 or
2.8% of total net assets.
d Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2024.
f All or a portion of the security is insured or guaranteed.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
o At October 31, 2024, $642,743 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of October 31, 2024 was $36,796,349 or
0.97% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX LP  3/18/2024 2,233,623
ASF VIII Sidecar (Cayman), LP  6/28/2024 855,043
Credit Suisse Group AG 9/5/2018 350,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 2,340,000
LCP X (Offshore), LP  10/25/2023 14,557,044
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 8,025,538
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of October 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 5,178,427
Common Stock 3,223,540
Total lending $8,401,967
Gross amount payable upon return of
collateral for securities loaned $8,672,298
Net amounts due to counterparty $270,331
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $794,729,526
Gross unrealized depreciation (88,984,305)
Net unrealized appreciation (depreciation) $705,745,221
Cost for federal income tax purposes $3,158,744,116

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,448,051,132 1,448,051,132 – –
U.S. Unaffiliated 23,340,481 23,340,481 – –
Common Stock
Communications Services 60,487,755 60,487,755 – –
Consumer Discretionary 90,232,438 90,232,438 – –
Consumer Staples 40,677,321 40,677,321 – –
Energy 34,207,678 34,207,678 – –
Financials 136,456,662 136,456,662 – –
Health Care 103,936,478 103,936,478 – –
Industrials 122,172,718 120,877,918 1,294,800 –
Information Technology 199,385,950 196,283,113 3,102,837 –
Materials 26,975,978 26,684,361 291,617 –
Real Estate 32,488,250 32,488,250 – –
Utilities 28,377,562 28,377,562 – –
Long-Term Fixed Income
Asset-Backed Securities 17,816,440 – 17,816,440 –
Basic Materials 5,726,829 – 5,726,829 –
Capital Goods 13,630,439 – 13,630,439 –
Collateralized Mortgage Obligations 26,939,078 – 25,402,078 1,537,000
Commercial Mortgage-Backed Securities 6,255,115 – 6,255,115 –
Communications Services 20,458,878 – 20,458,878 –
Consumer Cyclical 22,856,081 – 22,856,081 –
Consumer Non-Cyclical 23,159,976 – 23,159,976 –
Energy 17,647,577 – 17,647,577 –
Financials 63,131,859 – 63,131,859 –
Foreign Government 615,095 – 615,095 –
Mortgage-Backed Securities 240,804,749 – 240,804,749 –
Technology 16,267,734 – 16,267,734 –
Transportation 4,137,693 – 4,137,693 –
U.S. Government & Agencies 242,691,966 – 242,691,966 –
Utilities 14,207,627 – 14,207,627 –
Private Equity Funds
Secondary 36,761,349 – – 36,761,349
Short-Term Investments 35,905,620 – 35,905,620 –
Subtotal Investments in Securities $3,155,804,508 $2,342,101,149 $775,405,010 $38,298,349
Other Investments  * Total
Affiliated Short-Term Investments 541,428,095
U.S. Affiliated Registered Investment Cos. 164,329,289
Collateral Held for Securities Loaned 8,672,298
Subtotal Other Investments $714,429,682
Total Investments at Value $3,870,234,190
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,987,771 7,847,796 139,975 –
Total Asset Derivatives $7,987,771 $7,847,796 $139,975 $–
Liability Derivatives
Futures Contracts 12,985,543 12,985,543 – –
Total Rate of Return Swaps 747,081 – 747,081 –
Total Liability Derivatives $13,732,624 $12,985,543 $747,081 $–

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling
$34,064,223 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 253 December 2024 $ 28,666,997 ( $ 718,403)
CBOT 2-Yr. U.S. Treasury Note 586 December 2024 121,601,175 (917,224)
CBOT 5-Yr. U.S. Treasury Note 635 December 2024 69,484,950 (1,391,119)
CBOT U.S. Long Bond 287 December 2024 35,372,137 (1,515,106)
CME E-mini Russell 2000 Index 7 December 2024 777,213 (4,203)
CME E-mini S&P 500 Index 2,005 December 2024 568,409,072 6,875,553
CME E-mini S&P Mid-Cap 400 Index 1 December 2024 306,642 4,718
CME Ultra Long Term U.S. Treasury Bond 228 December 2024 30,152,283 (1,509,783)
Ultra 10-Yr. U.S. Treasury Note 128 December 2024 14,994,907 (434,907)
Total Futures Long Contracts $ 869,765,376 $ 389,526
CME E-mini Russell 2000 Index (911) December 2024 ( $ 98,571,104) ( $ 2,030,626)
CME E-mini S&P Mid-Cap 400 Index (645) December 2024 (197,016,318) (3,810,882)
CME Euro Foreign Exchange Currency (276) December 2024 (38,208,918) 638,418
Eurex Euro STOXX 50 Index (693) December 2024 (36,639,447) 139,975
ICE mini MSCI EAFE Index (78) December 2024 (9,494,887) 329,107
ICE US mini MSCI Emerging Markets Index (447) December 2024 (24,523,985) (653,290)
Total Futures Short Contracts ( $ 404,454,659) ($5,387,298)
Total Futures Contracts $ 465,310,717 ($4,997,772)
The following table presents Moderate Allocation Fund's total rate of return swap contracts held as of October 31, 2024. Investments totaling
$864,373 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Rate of
Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 8,900,042 ( $ 747,081) $ – ( $ 747,081)
Total Rate of Return Swaps ( $ 747,081) $ – ($747,081)
# Payment made on Termination Date

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Moderate Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 638,418
Total Foreign Exchange Contracts 638,418
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,349,353
Total Equity Contracts 7,349,353
Total Asset Derivatives $7,987,771
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,499,001
Total Rate of Return Swaps Net Assets - Distributable earnings/(accumulated loss) 747,081
Total Equity Contracts 7,246,082
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,486,542
Total Interest Rate Contracts 6,486,542
Total Liability Derivatives $13,732,624
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,550,995
Total Interest Rate Contracts 2,550,995
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 68,995,683
Total Rate of Return Swaps Net realized gains/(losses) on Swap agreements 117,166
Total Equity Contracts 69,112,849
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (434,226)
Total Foreign Exchange Contracts (434,226)
Total $71,229,618

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 203,672
Total Foreign Exchange Contracts 203,672
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 8,091,806
Total Rate of Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (747,081)
Total Equity Contracts 7,344,725
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,834,689
Total Interest Rate Contracts 1,834,689
Total $9,383,086
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $612,242,024
Futures - Short (390,092,978)
Total Rate of Return Swaps - Short (152,723)
Interest Rate Contracts
Futures - Long 221,963,976
Futures - Short (892,442)
Foreign Exchange Contracts
Futures - Short (36,034,896)

Moderate Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $56,191 $3,622 $6,725 $60,355 7,342 1.6%
Core Emerging Markets Equity 17,083 614 – 21,432 2,185 0.6
Core International Equity 10,325 405 – 12,707 1,172 0.3
Core Low Volatility Equity 45,873 3,953 47,600 2,373 196 0.1
Core Mid Cap Value 37,379 784 4,000 44,529 3,786 1.2
Core Small Cap Value 46,167 854 40,100 22,933 1,974 0.6
Global Stock, Class S 67,356 4,241 – 88,445 2,949 2.3
High Yield, Class S 39,920 2,693 729 44,836 10,599 1.2
Income, Class S 115,087 5,498 1,776 129,646 15,888 3.4
International Allocation, Class S 119,460 4,070 – 146,460 13,412 3.8
Large Cap Growth, Class S 278,420 9,381 – 400,163 18,231 10.5
Large Cap Value, Class S 277,454 10,687 – 360,303 11,323 9.5
Limited Maturity Bond, Class S 68,819 2,691 912 73,574 5,943 1.9
Mid Cap Stock, Class S 148,393 2,541 38,000 152,446 4,076 4.0
Small Cap Stock, Class S 39,427 215 – 52,177 1,603 1.4
Total U.S. Affiliated Registered Investment
Companies 1,367,354 1,612,379 42.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% 431,201 785,755 675,528 541,428 54,143 14.3
Total Affiliated Short-Term Investments 431,201 541,428 14.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,898 180,664 178,890 8,672 8,672 0.2
Total Collateral Held for Securities Loaned 6,898 8,672 0.2
Total Value $1,805,453 $2,162,479
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,657) $8,924 $– $3,622
Core Emerging Markets Equity – 3,735 – 615
Core International Equity – 1,977 – 405
Core Low Volatility Equity Fund 4,378 (4,231) 2,896 1,057
Core Mid Cap Value 764 9,602 175 610
Core Small Cap Value 6,615 9,397 – 855
Global Stock, Class S – 16,848 2,733 1,507
High Yield, Class S (130) 3,082 – 2,692
Income, Class S (437) 11,274 – 5,490
International Allocation, Class S – 22,930 – 4,070
Large Cap Growth, Class S – 112,362 9,381 –
Large Cap Value, Class S – 72,162 5,470 5,217
Limited Maturity Bond, Class S (33) 3,009 – 2,691
Mid Cap Stock, Class S 3,735 35,777 1,771 769
Small Cap Stock, Class S – 12,535 – 216
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% – – – 27,865
Total Income/Non Cash Income from Affiliated Investments $57,681
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 49
Total Affiliated Income from Securities Loaned, Net $49
Total $13,235 $319,383 $22,426

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   48.7% Value
U.S. Affiliated   48.3%
4,182,660 Thrivent Core Emerging Markets
Debt Fund $ 34,381,465
7,454,610 Thrivent Core Emerging Markets
Equity Fund 73,129,727
11,177,411 Thrivent Core International Equity
Fund 121,163,135
287,352 Thrivent Core Low Volatility Equity
Fund 3,474,088
5,422,643 Thrivent Core Mid Cap Value Fund 63,770,278
4,247,601 Thrivent Core Small Cap Value
Fund 49,357,122
7,540,171 Thrivent Global Stock Fund, Class
S 226,129,737
6,015,648 Thrivent High Yield Fund, Class S 25,446,193
8,961,064 Thrivent Income Fund, Class S 73,122,281
26,901,388 Thrivent International Allocation
Fund, Class S 293,763,153
23,159,844 Thrivent Large Cap Growth Fund,
Class S 508,358,584
13,300,180 Thrivent Large Cap Value Fund,
Class S 423,211,712
3,357,094 Thrivent Limited Maturity Bond
Fund, Class S 41,560,818
7,171,070 Thrivent Mid Cap Stock Fund,
Class S 268,198,012
2,469,899 Thrivent Small Cap Stock Fund,
Class S 80,370,524
Total 2,285,436,829
U.S. Unaffiliated   0.4%
5,692 Invesco QQQ Trust Series 1 2,754,074
7,500 Invesco Senior Loan ETF 157,425
37,265 iShares Broad USD High Yield
Corporate Bond ETF 1,383,650
13,344 SPDR Bloomberg High Yield Bond
ETF
a
1,285,027
29,097 SPDR S&P 500 ETF Trust 16,545,718
19,007 SPDR S&P Biotech ETF 1,844,249
Total 23,970,143
Total Registered Investment
Companies (cost $1,550,884,434) 2,309,406,972
Shares Common Stock 26.8% Value
Communications Services  1.7%
51,705 Alphabet, Inc., Class A 8,847,243
121,352 Alphabet, Inc., Class C 20,956,277
29,292 Altice USA, Inc.
b
71,180
12,115 AMC Networks, Inc.
b
98,131
7,166 Bandwidth, Inc.
b
139,737
126,930 Cargurus, Inc.
b
3,937,369
20,022 Cogent Communications Holdings 1,607,166
96,058 Comcast Corporation 4,194,853
46,897 E.W. Scripps Company
b
157,339
4,499 Electronic Arts, Inc. 678,674
3,882 Entravision Communications
Corporation 9,006
21,131 iHeartMedia, Inc.
b
41,839
25,985 Integral Ad Science Holding
Corporation
b
307,662
12,804 Iridium Communications, Inc. 375,541
10,602 Liberty Global, Ltd., Class A
b
210,026
Shares Common Stock  26.8% Value
Communications Services  1.7% - continued
11,349 Liberty Latin America, Ltd., Class
A
b
$ 111,107
2,045 Liberty Media Corporation-Liberty
Live Group
b
119,346
24,306 Lumen Technologies, Inc.
b
155,315
13,700 Magnite, Inc.
b
170,976
39,302 Meta Platforms, Inc. 22,307,029
4,110 Netflix, Inc.
b
3,107,283
8,782 New York Times Company 490,387
1,424 Omnicom Group, Inc. 143,824
53,595 Pinterest, Inc.
b
1,703,785
100,334 QuinStreet, Inc.
b
2,107,014
3,094 Sinclair, Inc. 53,433
9,249 Sirius XM Holdings, Inc.
a
246,578
3,353 TechTarget, Inc.
b
97,053
7,566 Telephone and Data Systems, Inc. 225,089
1,466 TKO Group Holdings, Inc.
b
171,185
17,799 Trade Desk, Inc.
b
2,139,618
142,922 Verizon Communications, Inc. 6,021,304
139,348 Warner Brothers Discovery, Inc.
b
1,132,899
Total 82,135,268
Consumer Discretionary  2.8%
204 Adient plc
b
3,984
120,083 Amazon.com, Inc.
b
22,383,471
27,760 American Axle & Manufacturing
Holdings, Inc.
b
156,844
20,287 American Eagle Outfitters, Inc. 397,422
28,181 Aptiv plc
b
1,601,526
4,812 Aramark 182,038
5,096 Autoliv, Inc. 473,316
2,525 Bath & Body Works, Inc. 71,659
16,669 Best Buy Company, Inc. 1,507,378
711 Booking Holdings, Inc. 3,324,814
24,210 Boot Barn Holdings, Inc.
b
3,015,355
7,024 BorgWarner, Inc. 236,217
3,046 Bright Horizons Family Solutions,
Inc.
b
406,550
10,380 Brunswick Corporation 827,701
2,375 Carvana Company
b
587,361
286 Cavco Industries, Inc.
b
117,201
50,481 Champion Homes, Inc.
b
4,453,939
15,374 Chewy, Inc.
b
414,637
51,661 Chipotle Mexican Grill, Inc.
b
2,881,134
26,562 Columbia Sportswear Company 2,137,444
48,589 Cooper-Standard Holdings, Inc.
b
609,792
1,019 Crocs, Inc.
b
109,869
10,143 D.R. Horton, Inc. 1,714,167
20,754 Dana, Inc. 159,183
459 Darden Restaurants, Inc. 73,449
10,384 Deckers Outdoor Corporation
b
1,670,682
18,499 DoorDash, Inc.
b
2,898,793
1,364 Dorman Products, Inc.
b
155,537
30,609 eBay, Inc. 1,760,324
2,685 Etsy, Inc.
b
138,116
11,557 Expedia Group, Inc.
b
1,806,475
2,004 Ford Motor Company 20,621
3,394 Fox Factory Holding Corporation
b
122,150
740 Frontdoor, Inc.
b
36,771
20,222 Gap, Inc. 420,011
1,315 Garmin, Ltd. 260,830
31,874 Gentex Corporation 966,101
7,735 Goodyear Tire & Rubber
Company
b
61,957
17,189 Grand Canyon Education, Inc.
b
2,356,784

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.8% Value
Consumer Discretionary  2.8% - continued
4,422 Group 1 Automotive, Inc. $ 1,611,023
1,700 H&R Block, Inc. 101,541
30,348 Hanesbrands, Inc.
b
210,919
4,347 Hasbro, Inc. 285,294
28,165 Hilton Worldwide Holdings, Inc. 6,614,550
9,311 Home Depot, Inc. 3,666,206
6,996 Installed Building Products, Inc. 1,517,432
122 KB Home 9,577
17,169 Latham Group, Inc.
b
111,599
29,508 Laureate Education, Inc. 506,947
2,502 LCI Industries 278,423
1,347 Lear Corporation 128,989
3,906 Leggett & Platt, Inc. 46,872
1,184 Lennar Corporation 201,635
16,546 LKQ Corporation 608,727
13,632 Lowe's Companies, Inc. 3,569,267
4,814 Lululemon Athletica, Inc.
b
1,434,091
510 M/I Homes, Inc.
b
77,311
8,337 Mattel, Inc.
b
169,908
12,291 McDonald's Corporation 3,590,324
16,393 Modine Manufacturing Company
b
1,930,604
4,395 Mohawk Industries, Inc.
b
590,117
16,655 NIKE, Inc. 1,284,600
196 NVR, Inc.
b
1,793,951
558 OneSpaWorld Holdings, Ltd. 9,771
3,041 O'Reilly Automotive, Inc.
b
3,506,699
14,778 Patrick Industries, Inc. 1,861,732
4,039 Pool Corporation 1,460,664
351 PVH Corporation 34,559
109,144 Qurate Retail, Inc.
b
58,327
662 Ralph Lauren Corporation 131,030
4,342 Revolve Group, Inc.
b
107,768
16,324 Ross Stores, Inc. 2,280,789
4,946 Service Corporation International/
US 403,841
52,392 SharkNinja, Inc. 4,831,066
103,060 Sony Group Corporation ADR 1,813,856
3,337 Steven Madden, Ltd. 150,065
3,962 Stitch Fix, Inc.
b
12,500
125,390 Stoneridge, Inc.
b
876,476
2,334 Strategic Education, Inc. 202,965
39,322 Tesla, Inc.
b
9,824,602
21,567 Texas Roadhouse, Inc. 4,121,885
491 TopBuild Corporation
b
173,510
5,400 Travel + Leisure Company 258,174
439 Ulta Beauty, Inc.
b
161,982
5,303 Upbound Group, Inc. 155,060
3,573 Valvoline, Inc.
b
143,920
20,018 VF Corporation 414,573
1,869 Visteon Corporation
b
168,677
41 Wingstop, Inc. 11,795
66,622 Wyndham Hotels & Resorts, Inc. 5,884,055
49,962 Yum China Holding, Inc. 2,203,824
Total 132,125,675
Consumer Staples  1.2%
46,470 Altria Group, Inc. 2,530,756
6,099 BellRing Brands, Inc.
b
401,497
10,856 BJ's Wholesale Club Holdings,
Inc.
b
919,829
1,044 Casey's General Stores, Inc. 411,357
44,487 Coca-Cola Company 2,905,446
5,042 Colgate-Palmolive Company 472,486
1,014 Costco Wholesale Corporation 886,418
233,742 Coty, Inc.
b
1,739,040
Shares Common Stock  26.8% Value
Consumer Staples  1.2% - continued
30,246 e.l.f. Beauty, Inc.
b
$ 3,183,391
31,233 J & J Snack Foods Corporation 5,125,960
15,496 J.M. Smucker Company 1,758,951
12,154 John B. Sanfilippo & Son, Inc. 1,002,827
144,434 Kenvue, Inc. 3,311,872
4,503 Keurig Dr Pepper, Inc. 148,374
940 Kimberly-Clark Corporation 126,129
4,271 Kroger Company 238,194
27,579 Lamb Weston Holdings, Inc. 2,142,612
14,391 Lancaster Colony Corporation 2,498,278
6,485 McCormick & Company, Inc. 507,386
76,645 Philip Morris International, Inc. 10,170,791
15,798 Pilgrim's Pride Corporation
b
765,255
458 PriceSmart, Inc. 38,051
27,504 Procter & Gamble Company 4,543,111
48,071 Sysco Corporation 3,602,921
12,664 Turning Point Brands, Inc. 598,121
3,666 Tyson Foods, Inc. 214,791
3,946 US Foods Holding Corporation
b
243,271
84,024 Walmart, Inc. 6,885,767
511 WD-40 Company 133,918
Total 57,506,800
Energy  1.0%
61,809 Archrock, Inc. 1,237,416
58,370 Baker Hughes Company 2,222,730
35,745 ConocoPhillips 3,915,507
862 Coterra Energy, Inc. 20,619
96,082 Devon Energy Corporation 3,716,452
120,448 Enterprise Products Partners, LP 3,452,040
30,721 EOG Resources, Inc. 3,746,733
20,390 Expand Energy Corporation 1,727,441
9,854 Expro Group Holdings NV
b
125,638
76,590 Exxon Mobil Corporation 8,944,180
4,958 Gulfport Energy Corporation
b
686,385
114,366 Halliburton Company 3,172,513
19,943 Hess Midstream, LP 691,025
4,070 Kodiak Gas Services, Inc. 129,752
12,318 Marathon Petroleum Corporation 1,791,899
47,804 Matador Resources Company 2,491,066
25,662 Noble Corporation plc 820,671
63,771 NOV, Inc. 989,088
7,956 Ovintiv, Inc. 311,875
5,489 Par Pacific Holdings, Inc.
b
84,805
3,430 Phillips 66 417,843
17,312 Schlumberger NV 693,692
22,820 Shell plc ADR 1,541,491
7,172 SM Energy Company 301,009
5,571 Solaris Energy Infrastructure, Inc. 73,203
174 Targa Resources Corporation 29,051
138,266 TechnipFMC plc 3,690,320
5,091 Williams Companies, Inc. 266,616
Total 47,291,060
Financials  4.1%
2,536 1st Source Corporation 150,207
13,137 Allstate Corporation 2,450,313
27,755 Ally Financial, Inc. 972,813
3,212 Amalgamated Financial
Corporation 106,526
5,134 American Express Company 1,386,591
31,110 American International Group, Inc. 2,360,627
3,276 Ameriprise Financial, Inc. 1,671,743
1,106 Ameris Bancorp 68,561

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.8% Value
Financials  4.1% - continued
1,208 AMERISAFE, Inc. $ 65,292
12,925 Annaly Capital Management, Inc. 245,704
2,609 Arch Capital Group, Ltd.
b
257,143
4,087 Arthur J. Gallagher & Company 1,149,264
6,498 Artisan Partners Asset
Management, Inc. 286,562
11,652 Associated Banc-Corp 276,619
1,912 Assurant, Inc. 366,530
2,392 Assured Guaranty, Ltd. 199,636
1,325 Atlantic Union Bankshares
Corporation 50,085
915 Axis Capital Holdings, Ltd. 71,608
3,390 Axos Financial, Inc.
b
229,571
188,537 Bank of America Corporation 7,884,617
239 Bank of Hawaii Corporation 17,263
1,004 Bank of Marin Bancorp 22,299
23,335 Bank of N.T. Butterfield & Son, Ltd. 853,361
43,099 Bank of New York Mellon
Corporation 3,247,941
14,277 Bank OZK 624,619
2,557 BankFinancial Corporation 31,170
6,105 BankUnited, Inc. 215,751
2,183 Bar Harbor Bankshares 70,183
822 BayCom Corporation 20,427
4,807 BCB Bancorp, Inc. 58,357
11,747 Berkshire Hathaway, Inc.
b
5,296,957
5,018 Berkshire Hills Bancorp, Inc. 136,640
2,336 Block, Inc.
b
168,940
34,140 Blue Owl Capital, Inc. 763,370
244 BOK Financial Corporation 25,920
54,306 Bridgewater Bancshares, Inc.
b
792,868
3,951 Brighthouse Financial, Inc.
b
186,882
2,577 BrightSpire Capital, Inc. 15,668
25,882 Brookline Bancorp, Inc. 291,173
26,093 Brown & Brown, Inc. 2,730,372
4,587 Business First Bancshares, Inc. 120,134
4,220 Byline Bancorp, Inc. 113,560
4,445 Cadence Bank 148,596
334 Camden National Corporation 14,011
298 Capital City Bank Group, Inc. 10,430
17,293 Capital One Financial Corporation 2,815,127
11,678 Capitol Federal Financial, Inc. 75,265
10,218 Carlyle Group, Inc. 511,207
593 Cathay General Bancorp 27,266
9,340 Cboe Global Markets, Inc. 1,994,744
1,674 Central Pacific Financial
Corporation 45,098
51,270 Charles Schwab Corporation 3,631,454
12,145 Chubb, Ltd. 3,430,234
3,656 Cincinnati Financial Corporation 514,874
8,036 Citigroup, Inc. 515,670
1,316 Citizens Financial Group, Inc. 55,430
4,084 CNB Financial Corporation 103,652
6,746 CNO Financial Group, Inc. 232,062
11,058 Columbia Banking System, Inc. 315,264
3,611 Comerica, Inc. 230,057
3,277 Commerce Bancshares, Inc. 204,813
444 Community Financial System, Inc. 27,146
9,386 Community Trust Bancorp, Inc. 486,195
2,051 ConnectOne Bancorp, Inc. 49,716
1,570 Cullen/Frost Bankers, Inc. 199,940
4,330 Customers Bancorp, Inc.
b
199,743
1,803 CVB Financial Corporation 35,032
20,335 Discover Financial Services 3,018,324
4,709 Eagle Bancorp, Inc. 123,423
Shares Common Stock  26.8% Value
Financials  4.1% - continued
4,660 East West Bancorp, Inc. $ 454,303
10,976 Ellington Credit Company 71,783
1,129 Employers Holdings, Inc. 55,005
2,345 Enova International, Inc.
b
203,804
363 Enterprise Bancorp, Inc./MA 11,656
3,745 Enterprise Financial Services
Corporation 197,436
6,630 Equitable Holdings, Inc. 300,604
2,296 Equity Bancshares, Inc. 97,557
91,716 F.N.B. Corporation 1,329,882
3,790 Federal Agricultural Mortgage
Corporation 694,593
22,470 Federated Hermes, Inc. 901,721
3,354 Fidelity National Information
Services, Inc. 300,954
2,758 Fifth Third Bancorp 120,469
5,793 Financial Institutions, Inc. 139,090
907 First American Financial
Corporation 58,184
2,336 First Bancorp/Puerto Rico 45,038
5,357 First Bancshares, Inc. 179,299
6,106 First Busey Corporation 148,437
1,079 First Citizens BancShares, Inc./NC 2,090,401
7,424 First Financial Bancorp 189,906
2,192 First Financial Bankshares, Inc. 79,219
2,671 First Financial Corporation 114,746
1,727 First Foundation, Inc. 11,623
1,361 First Hawaiian, Inc. 33,671
27,478 First Horizon Corporation 476,194
2,565 First Internet Bancorp 89,698
3,903 First Interstate BancSystem, Inc. 120,212
4,913 First Merchants Corporation 182,027
4,536 First Mid-Illinois Bancshares, Inc. 173,048
7,180 First of Long Island Corporation 90,289
8,574 Fiserv, Inc.
b
1,696,795
3,207 Flagstar Financial, Inc.
a
32,455
5,806 Flushing Financial Corporation 91,009
36,985 Fulton Financial Corporation 669,798
60,484 Glacier Bancorp, Inc. 3,154,241
2,239 Global Payments, Inc. 232,207
4,838 Great Southern Bancorp, Inc. 274,266
2,002 Green Dot Corporation
b
22,743
15,762 Hamilton Lane, Inc. 2,831,486
5,166 Hancock Whitney Corporation 269,045
20,344 Hanmi Financial Corporation 465,267
1,328 Hanover Insurance Group, Inc. 196,982
820 HarborOne Bancorp, Inc. 9,733
3,985 Hartford Financial Services Group,
Inc. 440,103
2,885 Heartland Financial USA, Inc. 171,658
2,752 Heritage Commerce Corporation 26,722
10,085 Heritage Financial Corporation 231,854
3,999 Home BancShares, Inc. 109,133
7,942 Hometrust Bancshares, Inc. 263,277
11,881 Hope Bancorp, Inc. 147,206
578 Horace Mann Educators
Corporation 21,525
8,524 Horizon Bancorp, Inc. 136,554
26,915 Houlihan Lokey, Inc. 4,650,105
4,962 Huntington Bancshares, Inc./OH 77,358
3,052 Independent Bank Corporation/MA 191,971
5,304 Independent Bank Corporation/MI 173,865
56,917 Intercontinental Exchange, Inc. 8,871,653
139 International Bancshares
Corporation 8,515

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.8% Value
Financials  4.1% - continued
15,498 Invesco, Ltd. $ 268,735
672 Investar Holding Corporation 14,025
51,097 J.P. Morgan Chase & Company 11,339,446
11,768 Jack Henry & Associates, Inc. 2,140,952
20,513 Janus Henderson Group plc 847,392
1,878 Jefferies Financial Group, Inc. 120,154
15,943 Kearny Financial Corporation/MD 111,442
155,703 KeyCorp 2,685,877
11,714 Kinsale Capital Group, Inc. 5,014,881
1,946 LendingTree, Inc.
b
110,980
692 M&T Bank Corporation 134,719
1,400 MarketAxess Holdings, Inc. 405,188
24,608 Marsh & McLennan Companies,
Inc. 5,370,450
9,354 Mastercard, Inc. 4,673,165
3,805 Mercantile Bank Corporation 163,082
35,845 MetLife, Inc. 2,810,965
2,111 Metropolitan Bank Holding
Corporation
b
112,939
17,843 MFA Financial, Inc. 219,290
69,098 MGIC Investment Corporation 1,730,214
1,366 Mid Penn Bancorp, Inc. 43,152
5,739 Midland States Bancorp, Inc. 142,385
13,561 MidWestOne Financial Group, Inc. 392,455
2,791 Moody's Corporation 1,267,226
958 Morningstar, Inc. 314,272
8,280 Mr. Cooper Group, Inc.
b
733,194
7,088 MSCI, Inc. 4,048,666
397 MVB Financial Corporation 7,539
91,372 Nasdaq, Inc. 6,754,218
96 Nelnet, Inc. 10,819
29,215 NMI Holdings, Inc.
b
1,130,036
17,917 Northern Trust Corporation 1,801,017
7,424 Northfield Bancorp, Inc. 87,380
10,342 Northwest Bancshares, Inc. 137,445
28,715 OceanFirst Financial Corporation 522,613
15,167 OFG Bancorp 610,775
7,990 Old National Bancorp 153,887
5,665 Old Republic International
Corporation 197,878
7,767 Old Second Bancorp, Inc. 127,534
8,855 OneMain Holdings, Inc. 439,828
817 Orrstown Financial Services, Inc. 30,588
1,164 Palomar Holdings, Inc.
b
104,492
107 Park National Corporation 18,487
21,436 PayPal Holdings, Inc.
b
1,699,875
1,598 PCB Bancorp 29,994
1,279 PennyMac Financial Services, Inc. 127,491
5,069 Peoples Bancorp, Inc./OH 156,024
2,055 Pinnacle Financial Partners, Inc. 216,700
908 PNC Financial Services Group,
Inc. 170,949
8,051 Popular, Inc. 718,391
1,182 Principal Financial Group, Inc. 97,397
15,412 Progressive Corporation 3,742,496
17,780 Prosperity Bancshares, Inc. 1,301,496
1,603 Prudential Financial, Inc. 196,335
16,637 Radian Group, Inc. 580,798
3,081 Regions Financial Corporation 73,543
628 Reinsurance Group of America,
Inc. 132,558
11,671 Rithm Capital Corporation 123,596
21,826 RLI Corporation 3,404,201
4,246 S&P Global, Inc. 2,039,609
19,562 SEI Investments Company 1,462,455
Shares Common Stock  26.8% Value
Financials  4.1% - continued
940 ServisFirst Bancshares, Inc. $ 78,152
6,198 Shore Bancshares, Inc. 90,119
849 Simmons First National
Corporation 19,697
1,793 Skyward Specialty Insurance
Group, Inc.
b
79,269
898 Southern Missouri Bancorp, Inc. 53,251
3,734 Southside Bancshares, Inc. 120,982
1,958 SouthState Corporation 190,964
1,150 Stellar Bancorp, Inc. 31,303
7,447 StepStone Group, Inc. 447,788
882 Stifel Financial Corporation 91,393
3,801 Synovus Financial Corporation 189,556
612 Texas Capital Bancshares, Inc.
b
47,093
33,540 TPG, Inc. 2,269,987
21,325 Tradeweb Markets, Inc. 2,708,275
50,404 Triumph Financial, Inc.
b
4,454,201
1,461 Truist Financial Corporation 62,896
4,670 TrustCo Bank Corporation NY 154,017
3,614 U.S. Bancorp 174,592
987 UMB Financial Corporation 108,304
2,755 United Bankshares, Inc. 103,808
1,789 United Community Banks, Inc. 50,915
4,346 Univest Financial Corporation 120,949
6,756 Unum Group 433,600
22,111 Valley National Bancorp 209,391
17,721 Virtu Financial, Inc. 548,642
17,933 Visa, Inc. 5,197,880
605 WaFd, Inc. 20,558
978 Walker & Dunlop, Inc. 106,964
18,561 Webster Financial Corporation 961,460
144,123 Wells Fargo & Company 9,356,465
3,674 Westamerica Bancorporation 189,284
28,958 Western Alliance Bancorp 2,409,595
30,050 Western Union Company 323,338
1,268 Willis Towers Watson plc 383,177
1,782 Wintrust Financial Corporation 206,516
761 WSFS Financial Corporation 37,418
20,759 Zions Bancorp NA 1,080,714
Total 196,233,218
Health Care  3.2%
33,222 Abbott Laboratories 3,766,378
22,016 AbbVie, Inc. 4,488,402
3,541 ACELYRIN, Inc.
b
20,113
1,074 ADMA Biologics, Inc.
b
17,517
37,581 Agilent Technologies, Inc. 4,897,180
2,333 Agios Pharmaceuticals, Inc.
b
103,655
489 Align Technology, Inc.
b
100,260
8,060 Amgen, Inc. 2,580,490
2,262 AMN Healthcare Services, Inc.
b
85,820
2,171 Anika Therapeutics, Inc.
b
37,146
4,735 Arcellx, Inc.
b
399,018
3,590 Argenx SE ADR
b
2,104,817
577 Arvinas, Inc.
b
15,250
3,973 Ascendis Pharma AS ADR
b
487,964
1,362 Astria Therapeutics, Inc.
b
15,227
117,724 Avantor, Inc.
b
2,633,486
6,223 Biogen, Inc.
b
1,082,802
7,588 Bio-Techne Corporation 559,615
16,781 Boston Scientific Corporation
b
1,409,940
912 Bruker Corporation 51,628
7,712 CareDx, Inc.
b
170,667
10,145 Caribou Biosciences, Inc.
b
19,884
2,208 Castle Biosciences, Inc.
b
76,551

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.8% Value
Health Care  3.2% - continued
6,711 Cencora, Inc. $ 1,530,645
3,184 Centene Corporation
b
198,236
360 Charles River Laboratories
International, Inc.
b
64,289
6,727 Chemed Corporation 3,634,195
8,078 Cigna Group 2,543,035
5,217 Cooper Companies, Inc.
b
546,116
1,134 CRISPR Therapeutics AG
a,b
52,606
13,640 Danaher Corporation 3,350,802
4,981 Definitive Healthcare Corporation
b
20,671
12,376 Denali Therapeutics, Inc.
b
321,281
23,884 Dentsply Sirona, Inc. 553,392
23,437 Dexcom, Inc.
b
1,651,840
238 Doximity, Inc.
b
9,934
8,134 Editas Medicine, Inc.
b
23,589
2,003 Edwards Lifesciences
Corporation
b
134,221
51,506 Elanco Animal Health, Inc.
b
651,036
9,238 Elevance Health, Inc. 3,748,411
8,408 Eli Lilly & Company 6,976,454
787 Enanta Pharmaceuticals, Inc.
b
8,850
43,389 Encompass Health Corporation 4,315,470
9,649 Erasca, Inc.
b
24,991
773 Exelixis, Inc.
b
25,664
11,886 Fate Therapeutics, Inc.
b
28,170
35,668 Gilead Sciences, Inc. 3,168,032
54,251 Globus Medical, Inc.
b
3,989,619
11,839 GoodRx Holdings, Inc.
b
72,455
39,209 Haemonetics Corporation
b
2,790,112
2,626 Health Catalyst, Inc.
b
20,404
27,695 HealthEquity, Inc.
b
2,360,999
3,786 Humana, Inc. 976,144
4,795 ICON plc
b
1,065,017
11,655 IDEXX Laboratories, Inc.
b
4,742,653
255 Illumina, Inc.
b
36,756
9,082 Inspire Medical Systems, Inc.
b
1,771,353
2,876 Intellia Therapeutics, Inc.
b
40,897
4,834 Intuitive Surgical, Inc.
b
2,435,563
1,317 IQVIA Holding, Inc.
b
271,065
787 iTeos Therapeutics, Inc.
b
6,650
41,738 Johnson & Johnson 6,672,237
3,825 Kura Oncology, Inc.
b
63,954
991 Kymera Therapeutics, Inc.
b
45,754
15,138 Labcorp Holdings, Inc. 3,455,551
11,909 Legend Biotech Corporation ADR
b
536,143
111 Ligand Pharmaceuticals, Inc.
b
11,733
2,317 Medpace Holdings, Inc.
b
728,048
36,332 Medtronic plc 3,242,631
39,440 Merck & Company, Inc. 4,035,501
2,273 Mettler-Toledo International, Inc.
b
2,936,148
2,954 Molina Healthcare, Inc.
b
948,884
3,594 Myriad Genetics, Inc.
b
78,924
14,717 Natera, Inc.
b
1,780,168
1,374 Neurocrine Biosciences, Inc.
b
165,251
3,461 Novocure, Ltd.
b
52,538
107,105 Option Care Health, Inc.
b
2,467,699
41,457 Paragon 28, Inc.
b
219,722
15,462 Penumbra, Inc.
b
3,538,788
19,844 Pfizer, Inc. 561,585
723 Phibro Animal Health Corporation 16,716
1,680 Prestige Consumer Healthcare,
Inc.
b
123,900
4,506 Prothena Corporation plc
b
76,602
3,708 PTC Therapeutics, Inc.
b
148,023
1,289 QIAGEN NV 54,267
Shares Common Stock  26.8% Value
Health Care  3.2% - continued
868 Quest Diagnostics, Inc. $ 134,392
1,434 Regeneron Pharmaceuticals, Inc.
b
1,201,979
22,180 Relay Therapeutics, Inc.
b
124,984
32,363 Repligen Corporation
b
4,345,380
7,128 Rocket Pharmaceuticals, Inc.
b
118,681
32,044 Royalty Pharma plc 865,188
30,924 RxSight, Inc.
b
1,566,610
3,390 Sage Therapeutics, Inc.
b
20,611
39,858 Sanofi SA ADR 2,107,691
10,536 Sarepta Therapeutics, Inc.
b
1,327,536
113,577 scPharmaceuticals, Inc.
b
471,345
3,113 STERIS plc 690,619
117,386 Stevanato Group SPA 2,231,508
7,826 Stryker Corporation 2,788,247
1,834 Teleflex, Inc. 368,744
595 Tenet Healthcare Corporation
b
92,237
6,621 Thermo Fisher Scientific, Inc. 3,617,185
51,108 Twist Bioscience Corporation
b
2,062,719
4,227 UnitedHealth Group, Inc. 2,386,142
8,287 Veeva Systems, Inc.
b
1,730,574
40,578 Vericel Corporation
b
1,787,055
8,387 Vertex Pharmaceuticals, Inc.
b
3,992,044
10,079 Viatris, Inc. 116,916
68,159 Viemed Healthcare, Inc.
b
582,759
1,457 West Pharmaceutical Services,
Inc. 448,654
6,431 Xencor, Inc.
b
135,115
4,086 Xenon Pharmaceuticals, Inc.
b
167,975
2,617 Zentalis Pharmaceuticals, Inc.
b
7,144
27,974 Zimmer Biomet Holdings, Inc. 2,990,980
9,345 Zoetis, Inc. 1,670,699
Total 151,397,907
Industrials  4.0%
7,073 A.O. Smith Corporation 531,182
15,607 AAR Corporation
b
916,131
1,147 ABM Industries, Inc. 60,860
54 Acuity Brands, Inc. 16,237
13,659 Advanced Drainage Systems, Inc. 2,047,211
21,057 AECOM 2,248,888
38,230 Air Lease Corporation 1,695,500
3,287 Allison Transmission Holdings, Inc. 351,249
50,539 Amentum Holdings, Inc.
b
1,503,030
19,241 AMETEK, Inc. 3,527,645
2,174 Applied Industrial Technologies,
Inc. 503,477
3,231 Arcosa, Inc. 302,551
10,433 Armstrong World Industries, Inc. 1,455,925
47,053 Atmus Filtration Technologies, Inc. 1,832,244
13,587 Automatic Data Processing, Inc. 3,929,904
449 Axon Enterprise, Inc.
b
190,151
20,352 AZEK Company, Inc.
b
895,488
121,850 Badger Infrastructure Solutions,
Ltd. 3,169,754
16,809 Barrett Business Services, Inc. 608,318
17,627 Beacon Roofing Supply, Inc.
b
1,622,918
14,851 Brady Corporation 1,056,500
38,899 BWX Technologies, Inc. 4,735,953
10 CACI International, Inc.
b
5,526
401 Carlisle Companies, Inc. 169,314
15,801 Casella Waste Systems, Inc.
b
1,546,602
8,535 Caterpillar, Inc. 3,210,867
41,415 CECO Environmental Corporation
b
985,677
6,780 Clean Harbors, Inc.
b
1,567,943
247,939 CNH Industrial NV 2,784,355

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.8% Value
Industrials  4.0% - continued
1,457 CSW Industrials, Inc. $ 514,467
211,848 CSX Corporation 7,126,567
1,579 Cummins, Inc. 519,459
901 Curtiss-Wright Corporation 310,809
21,694 Dayforce, Inc.
a,b
1,539,189
56,900 Delta Air Lines, Inc. 3,255,818
4,138 DNOW, Inc.
b
48,953
8,223 Donaldson Company, Inc. 601,595
28 Dover Corporation 5,301
4,414 EMCOR Group, Inc. 1,968,953
50,148 Enerpac Tool Group Corporation 2,212,530
173 ESCO Technologies, Inc. 21,718
147,655 ExlService Holdings, Inc.
b
6,152,784
1,270 Expeditors International of
Washington, Inc. 151,130
86,506 Fastenal Company 6,763,039
20,806 Ferguson Enterprises, Inc. 4,093,372
104,742 Flowserve Corporation 5,513,619
9,322 Fluor Corporation
b
487,354
10,681 General Dynamics Corporation 3,114,686
19,584 Graco, Inc. 1,595,117
1,200 Griffon Corporation 75,456
70,252 Helios Technologies, Inc. 3,240,725
771 Herc Holdings, Inc. 161,247
15,684 Honeywell International, Inc. 3,225,885
65,109 Howmet Aerospace, Inc. 6,492,669
1,514 IDEX Corporation 324,965
7,177 IES Holdings, Inc.
b
1,569,359
20,553 Ingersoll Rand, Inc. 1,973,088
3,275 Interface, Inc. 57,214
5,572 ITT Corporation 780,749
17,214 Jacobs Solutions, Inc. 2,419,944
212,101 Janus International Group, Inc.
b
1,561,063
13,602 JB Hunt Transport Services, Inc. 2,456,793
4,380 Kirby Corporation
b
502,649
25,418 Knight-Swift Transportation
Holdings, Inc. 1,323,769
36,520 Korn Ferry 2,580,138
6,539 Kratos Defense & Security
Solutions, Inc.
b
148,566
12,770 L3Harris Technologies, Inc. 3,160,192
11,393 Landstar System, Inc. 2,002,548
1,160 Leidos Holdings, Inc. 212,466
758 Lincoln Electric Holdings, Inc. 145,960
3,851 ManpowerGroup, Inc. 242,035
24,848 Masco Corporation 1,985,604
168,932 Masterbrand, Inc.
b
3,034,019
10,152 Miller Industries, Inc. 666,377
6,179 Moog, Inc. 1,165,359
38,094 Mueller Water Products, Inc. 822,449
2,888 Northrop Grumman Corporation 1,470,050
27,809 nVent Electric plc 2,073,717
9,003 Old Dominion Freight Line, Inc. 1,812,484
1,742 Otis Worldwide Corporation 171,064
22,436 Owens Corning, Inc. 3,966,460
1,795 PACCAR, Inc. 187,183
3,739 Parker-Hannifin Corporation 2,370,788
13,582 Pentair plc 1,346,248
831 Quanta Services, Inc. 250,655
8,749 Regal Rexnord Corporation 1,457,058
834 Republic Services, Inc. 165,132
19,918 Robert Half, Inc. 1,356,615
4,955 Rockwell Automation, Inc. 1,321,548
2,411 Rush Enterprises, Inc. 136,414
6,531 Saia, Inc.
b
3,191,112
Shares Common Stock  26.8% Value
Industrials  4.0% - continued
71,414 Schneider National, Inc. $ 2,019,588
8,897 Simpson Manufacturing Company,
Inc. 1,599,592
6,107 SkyWest, Inc.
b
581,386
6,019 SS&C Technologies Holdings, Inc. 420,909
13,281 Tennant Company 1,162,884
300 Tetra Tech, Inc. 14,664
35,294 Timken Company 2,929,402
13,543 Trane Technologies plc 5,013,077
294 TransDigm Group, Inc. 382,876
17,192 TransUnion 1,741,550
34,312 Uber Technologies, Inc.
b
2,472,180
9,610 UFP Industries, Inc. 1,175,687
99 UniFirst Corporation/MA 17,801
1,828 Union Pacific Corporation 424,224
1,902 United Airlines Holdings, Inc.
b
148,851
31,037 United Parcel Service, Inc. 4,160,820
800 United Rentals, Inc. 650,240
14,215 Verisk Analytics, Inc. 3,905,145
6,480 Verra Mobility Corporation
b
168,286
827 Wabtec Corporation 155,459
10,744 Waste Connections, Inc. 1,899,002
3,157 Waste Management, Inc. 681,438
2,870 Watsco, Inc. 1,357,539
61,642 WNS Holdings, Ltd.
b
2,958,200
Total 189,116,476
Information Technology  6.0%
2,049 A10 Networks, Inc. 30,018
2,861 ACI Worldwide, Inc.
b
140,761
6,166 Adobe, Inc.
b
2,947,841
20,230 Advanced Micro Devices, Inc.
b
2,914,536
18,536 Agilysys, Inc.
b
1,854,341
2,878 Ambarella, Inc.
b
161,715
118,117 Amphenol Corporation 7,916,201
168,581 Apple, Inc. 38,084,134
23,695 Applied Materials, Inc. 4,302,538
696 AppLovin Corporation
b
117,895
6,477 Arista Networks, Inc.
b
2,502,972
25,390 ASGN, Inc.
b
2,338,419
729 Atlassian Corporation
b
137,446
22,749 Autodesk, Inc.
b
6,456,166
296 Box, Inc.
b
9,401
31,524 Broadcom, Inc. 5,351,829
9,012 CDW Corporation 1,696,329
16,746 Ciena Corporation
b
1,063,538
151,813 Cisco Systems, Inc. 8,314,798
6,128 Clearwater Analytics Holdings,
Inc.
b
160,002
3,345 Coherent Corporation
b
309,212
47,452 Cohu, Inc.
b
1,182,504
3,453 CommScope Holding Company,
Inc.
b
23,239
1,815 CommVault Systems, Inc.
b
283,485
847 Consensus Cloud Solutions, Inc.
b
18,786
4,102 Credo Technology Group Holding,
Ltd.
b
154,645
5,146 CrowdStrike Holdings, Inc.
b
1,527,693
10,636 CyberArk Software, Ltd.
b
2,941,067
1,905 Datadog, Inc.
b
238,963
17,540 Descartes Systems Group, Inc.
b
1,822,932
4,151 DocuSign, Inc.
b
287,996
8,365 Dolby Laboratories, Inc. 609,808
29,717 Dynatrace Holdings, LLC
b
1,598,775
472 Elastic NV
b
37,869

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.8% Value
Information Technology  6.0% - continued
2,073 F5, Inc.
b
$ 484,833
16,579 Fabrinet
b
3,995,042
13,556 Flex, Ltd.
b
469,987
16,366 Fortinet, Inc.
b
1,287,350
3,373 Gartner, Inc.
b
1,694,932
57,381 Gitlab, Inc.
b
3,084,229
6,266 Globant SA
b
1,315,171
35,654 Guidewire Software, Inc.
b
6,640,914
3,284 HubSpot, Inc.
b
1,821,930
3,016 Insight Enterprises, Inc.
b
527,559
26,848 International Business Machines
Corporation 5,550,019
1,354 IPG Photonics Corporation
b
109,620
2,344 Itron, Inc.
b
261,965
126,954 JFrog, Ltd.
b
3,704,518
2,720 Keysight Technologies, Inc.
b
405,307
3,333 KLA Corporation 2,220,545
19,750 Lam Research Corporation 1,468,412
70,066 Lattice Semiconductor
Corporation
b
3,549,544
12,346 Littelfuse, Inc. 3,020,202
20,191 Marvell Technology, Inc. 1,617,501
90,014 Microsoft Corporation 36,577,189
367 MicroStrategy, Inc.
b
89,731
2,982 MKS Instruments, Inc. 296,202
6,317 MongoDB, Inc.
b
1,708,117
2,848 Monolithic Power Systems, Inc. 2,162,486
8,089 Motorola Solutions, Inc. 3,634,792
6,196 Napco Security Technologies, Inc. 238,422
2,066 nCino, Inc.
b
77,062
8,900 NetApp, Inc. 1,026,259
300,078 NVIDIA Corporation 39,838,355
1,702 Okta, Inc.
b
122,357
4,469 Olo, Inc.
b
22,390
1,687 ON Semiconductor Corporation
b
118,917
13,428 Onto Innovation, Inc.
b
2,663,175
583 Oracle Corporation 97,851
245 PC Connection, Inc. 15,594
43,301 PDF Solutions, Inc.
b
1,226,284
5,403 Plexus Corporation
b
778,572
672 Procore Technologies, Inc.
b
44,117
10,932 PTC, Inc.
b
2,026,028
6,093 Q2 Holdings, Inc.
b
515,833
1,801 Qorvo, Inc.
b
128,339
40,912 QUALCOMM, Inc. 6,659,246
22,715 Salesforce, Inc. 6,618,470
85,812 Samsung Electronics Company,
Ltd. 3,643,662
7,489 ServiceNow, Inc.
b
6,987,162
16,123 Silicon Laboratories, Inc.
b
1,674,535
9,855 SolarWinds Corporation 128,903
2,844 Synopsys, Inc.
b
1,460,707
15,824 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,015,105
22,376 TD SYNNEX Corporation 2,581,072
2,449 TE Connectivity plc 361,032
504 Teledyne Technologies, Inc.
b
229,481
3,278 Tenable Holdings, Inc.
b
129,842
57,131 Trimble, Inc.
b
3,456,426
155,400 TTM Technologies, Inc.
b
3,487,176
2,654 Tyler Technologies, Inc.
b
1,607,236
2,559 Universal Display Corporation 461,439
60,624 Varonis Systems, Inc.
b
3,053,631
8,497 VeriSign, Inc.
b
1,502,609
Shares Common Stock  26.8% Value
Information Technology  6.0% - continued
1,549 Viavi Solutions, Inc.
b
$ 14,282
13,912 Vontier Corporation 515,857
23,885 Workiva, Inc.
b
1,905,068
1,714 Xerox Holdings Corporation 14,003
Total 283,682,450
Materials  0.9%
1,060 Albemarle Corporation 100,414
3,668 Allegheny Technologies, Inc.
b
193,340
1,910 AptarGroup, Inc. 320,708
8,988 Avient Corporation 418,931
33,225 Axalta Coating Systems, Ltd.
b
1,259,892
1,124 Balchem Corporation 188,079
1,892 Ball Corporation 112,101
1,117 Berry Plastics Group, Inc. 78,693
1,059 Celanese Corporation 133,402
37,383 CF Industries Holdings, Inc. 3,074,004
19,146 Chemours Company 347,691
31,530 Corteva, Inc. 1,920,808
3,054 DuPont de Nemours, Inc. 253,451
2,161 Eagle Materials, Inc. 616,879
34,366 Eastman Chemical Company 3,611,523
23,379 Ecolab, Inc. 5,744,922
18,281 Element Solutions, Inc. 495,415
12,463 Greif, Inc. 778,190
33,742 Hecla Mining Company 218,986
2,486 Huntsman Corporation 54,692
26,752 Ingevity Corporation
b
1,117,966
3,772 Innospec, Inc. 406,546
250 International Flavors & Fragrances,
Inc. 24,857
74,775 Ivanhoe Mines, Ltd.
b
988,694
3,496 Kaiser Aluminum Corporation 259,613
6,182 Knife River Corporation
b
601,632
2,678 Koppers Holdings, Inc. 91,079
1,973 Linde plc 899,984
349 LyondellBasell Industries NV 30,311
2,757 Martin Marietta Materials, Inc. 1,633,081
3,678 Minerals Technologies, Inc. 276,917
16,684 Mosaic Company 446,464
31,479 Nucor Corporation 4,464,981
5,024 O-I Glass, Inc.
b
55,817
18,104 Olin Corporation 742,807
7,194 Orion SA 107,838
51 Packaging Corporation of America 11,676
1,159 PPG Industries, Inc. 144,307
3,296 Radius Recycling, Inc. 53,362
1,473 Ranpak Holdings Corporation
b
8,956
193 Royal Gold, Inc. 28,190
9,799 RPM International, Inc. 1,245,551
2,878 Sensient Technologies Corporation 217,231
6,994 Sonoco Products Company 367,325
3,368 Steel Dynamics, Inc. 439,524
1,498 Stepan Company 108,365
37,520 Summit Materials, Inc.
b
1,778,823
15,473 Trinseo plc 71,485
117,679 Tronox Holdings plc 1,426,269
5,687 United States Lime & Minerals, Inc. 641,380
8,727 United States Steel Corporation 339,044
1,885 Vulcan Materials Company 516,358
16,520 West Fraser Timber Company, Ltd. 1,493,408
Total 40,961,962

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.8% Value
Real Estate  1.1%
39,022 Agree Realty Corporation $ 2,897,384
975 Alexandria Real Estate Equities,
Inc. 108,761
9,202 AvalonBay Communities, Inc. 2,039,255
3,965 Brixmor Property Group, Inc. 106,857
6,291 Broadstone Net Lease, Inc. 110,659
28,789 CBRE Group, Inc.
b
3,770,495
43,939 Compass, Inc.
b
279,013
18,962 CoStar Group, Inc.
b
1,380,244
27,957 Crown Castle, Inc. 3,005,098
4,623 CTO Realty Growth, Inc. 89,455
105,793 Cushman and Wakefield plc
b
1,433,495
1,381 DiamondRock Hospitality
Company 11,835
17,906 Diversified Healthcare Trust 63,925
24,466 Douglas Elliman, Inc.
b
49,177
13,796 EastGroup Properties, Inc. 2,362,979
17,612 EPR Properties 799,057
1,752 Equinix, Inc. 1,590,956
57,714 Equity Commonwealth
b
1,142,160
175,112 Essential Properties Realty Trust,
Inc. 5,549,299
838 Essex Property Trust, Inc. 237,875
753 Extra Space Storage, Inc. 122,965
6,228 First Industrial Realty Trust, Inc. 326,908
13,302 Four Corners Property Trust, Inc. 366,603
8,205 Getty Realty Corporation 257,555
125,971 Healthcare Realty Trust, Inc. 2,164,182
3,221 Howard Hughes Holdings, Inc.
b
244,925
20,608 Independence Realty Trust, Inc. 404,329
17,179 Industrial Logistics Properties Trust 60,728
2,517 Innovative Industrial Properties,
Inc. 325,171
2,936 InvenTrust Properties Corporation 86,465
13,120 Invitation Homes, Inc. 412,099
78,046 National Storage Affiliates Trust 3,289,639
759 NET Lease Office Properties 22,800
27,074 NetSTREIT Corporation 419,647
35,553 Outfront Media, Inc. 631,421
29,458 Pebblebrook Hotel Trust 352,907
5,190 Plymouth Industrial REIT, Inc. 105,461
1,942 RE/MAX Holdings, Inc.
b
23,770
12,944 Rexford Industrial Realty, Inc. 555,168
2,372 RMR Group, Inc. 57,094
142,151 Sabra Health Care REIT, Inc. 2,757,729
3,501 Safehold, Inc. 74,501
5,886 SBA Communications Corporation 1,350,660
48,977 STAG Industrial, Inc. 1,825,863
3,540 Sun Communities, Inc. 469,687
42,883 Tanger, Inc. 1,425,002
54,976 Terreno Realty Corporation 3,295,811
36,157 Uniti Group, Inc. 183,316
13,446 Zillow Group, Inc., Class A
b
780,540
9,231 Zillow Group, Inc., Class C
b
554,691
Total 49,975,616
Utilities  0.8%
20,011 AES Corporation 329,982
3,896 Alliant Energy Corporation 233,760
718 American States Water Company 59,206
12,294 American Water Works Company,
Inc. 1,697,924
5,424 Black Hills Corporation 321,047
7,448 Brookfield Infrastructure
Corporation 305,964
Shares Common Stock  26.8% Value
Utilities  0.8% - continued
5,722 California Water Service Group $ 297,315
6,742 CenterPoint Energy, Inc. 199,091
25,402 Clearway Energy, Inc., Class A 676,709
36,848 Clearway Energy, Inc., Class C 1,045,746
12,595 Constellation Energy Corporation 3,311,981
33,395 Duke Energy Corporation 3,849,442
31,547 Entergy Corporation 4,882,845
4,398 Eversource Energy 289,608
27,959 Hawaiian Electric Industries, Inc.
b
287,139
71,735 NextEra Energy Partners, LP
a
1,388,072
7,420 NiSource, Inc. 260,887
7,016 Northwestern Energy Group, Inc. 375,075
14,515 Portland General Electric
Company 688,011
37,476 Public Service Enterprise Group,
Inc. 3,350,729
9,645 Spire, Inc. 615,930
5,153 TXNM Energy, Inc. 224,362
190,857 UGI Corporation 4,563,391
30,145 Vistra Energy Corporation 3,766,919
73,681 Xcel Energy, Inc. 4,922,628
Total 37,943,763
Total Common Stock
(cost $1,022,512,385) 1,268,370,195
Principal
Amount Long-Term Fixed Income 8.8% Value
Asset-Backed Securities  0.2%
720 East CLO, Ltd.
$ 550,000
7.867%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,d
553,739
175,000
8.867%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,d
175,899
Access Group, Inc.
16,104
5.471%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
16,017
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
448,225
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
330,347
CarVal CLO I, Ltd.
400,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
401,074
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
294,525
Commonbond Student Loan Trust
15,197
5.352%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
14,984
Dryden 36 Senior Loan Fund
450,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,d
450,735
Foundation Finance Trust
154,224
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
142,583

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Asset-Backed Securities  0.2% - continued
FRTKL Trust
$ 625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
$ 584,434
GSAA Home Equity Trust
959,251
4.305%,  8/25/2034, Ser.
2004-10, Class M2
d
871,411
Home Partners of America Trust
624,365
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
588,801
476,245
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
407,823
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
480,919
HTAP
339,358
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
336,691
HTAP Issuer Trust
397,038
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
387,771
Laurel Road Prime Student Loan
Trust
106,667
5.940%,  11/25/2043, Ser.
2018-D, Class A
c,d
99,514
MFA Trust
347,034
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
347,179
National Collegiate Trust
98,497
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
96,075
Sunnova Hestia II Issuer, LLC
339,786
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
339,583
Unlock HEA Trust
333,063
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
329,254
450,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
439,845
VCAT Asset Securitization, LLC
158,438
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,e
158,337
Vericrest Opportunity Loan
Transferee
113,759
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,e
113,399
258,368
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,e
252,059
92,215
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,e
92,108
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
235,487
Wind River CLO, Ltd.
325,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
325,446
Total 9,314,264
Principal
Amount Long-Term Fixed Income  8.8% Value
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
$ 64,000 8.625%,  6/15/2029
c
$ 67,566
ATI, Inc.
66,000 7.250%,  8/15/2030 68,395
Avient Corporation
32,000 6.250%,  11/1/2031
c
32,094
Cascades, Inc./Cascades USA,
Inc.
120,000 5.125%,  1/15/2026
a,c
119,352
Cerdia Finanz GmbH
52,000 9.375%,  10/3/2031
c
53,479
Chemours Company
126,000 5.750%,  11/15/2028
c
116,307
Cleveland-Cliffs, Inc.
40,000 5.875%,  6/1/2027 39,974
40,000 4.625%,  3/1/2029
a,c
37,476
50,000 6.875%,  11/1/2029
c
50,194
78,000 4.875%,  3/1/2031
c
71,976
29,000 7.375%,  5/1/2033
c
29,215
36,000 6.250%,  10/1/2040 32,986
Consolidated Energy Finance SA
208,000 5.625%,  10/15/2028
c
169,505
Eastman Chemical Company
124,000 5.000%,  8/1/2029 124,371
First Quantum Minerals, Ltd.
44,000 6.875%,  10/15/2027
c
43,704
FMC Corporation
134,000 5.150%,  5/18/2026 134,328
FMG Resources August 2006, Pty.
Ltd.
23,000 4.500%,  9/15/2027
c
22,390
36,000 5.875%,  4/15/2030
c
35,828
38,000 6.125%,  4/15/2032
c
38,125
Glatfelter Corporation
49,000 7.250%,  11/15/2031
c
48,583
Glencore Funding, LLC
189,000 4.000%,  3/27/2027
c
185,413
133,000 6.125%,  10/6/2028
c
138,567
Hecla Mining Company
60,000 7.250%,  2/15/2028 60,712
Hudbay Minerals, Inc.
61,000 4.500%,  4/1/2026
c
60,238
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
42,000 9.000%,  7/1/2028
c
42,545
INEOS Finance plc
109,000 7.500%,  4/15/2029
c
112,455
International Flavors & Fragrances,
Inc.
158,000 1.230%,  10/1/2025
c
152,753
Mercer International, Inc.
42,000 5.125%,  2/1/2029 36,248
Methanex Corporation
55,000 4.250%,  12/1/2024 54,849
53,000 5.125%,  10/15/2027 51,580
36,000 5.250%,  12/15/2029 34,744
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
c
58,956

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Basic Materials  0.1% - continued
Mosaic Company
$ 129,000 5.375%,  11/15/2028 $ 131,241
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 50,795
Novelis Corporation
16,000 3.250%,  11/15/2026
c
15,394
38,000 4.750%,  1/30/2030
c
35,601
55,000 3.875%,  8/15/2031
c
48,302
SCIL IV, LLC/SCIL USA Holdings,
LLC
73,000 5.375%,  11/1/2026
c
72,107
Sherwin-Williams Company
143,000 4.800%,  9/1/2031 141,467
Smurfit Kappa Treasury, ULC
142,000 5.777%,  4/3/2054
c
143,367
SNF Group SACA
89,000 3.375%,  3/15/2030
c
79,782
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
c
77,655
Taseko Mines, Ltd.
73,000 8.250%,  5/1/2030
c
75,434
Tronox, Inc.
36,000 4.625%,  3/15/2029
a,c
32,662
WR Grace Holdings, LLC
28,000 4.875%,  6/15/2027
c
27,475
Total 3,256,190
Capital Goods  0.2%
Advanced Drainage Systems, Inc.
75,000 6.375%,  6/15/2030
c
75,601
AECOM
72,000 5.125%,  3/15/2027 71,615
Amsted Industries, Inc.
81,000 5.625%,  7/1/2027
c
80,439
10,000 4.625%,  5/15/2030
c
9,328
BAE Systems plc
200,000 5.250%,  3/26/2031
c
203,142
Ball Corporation
45,000 3.125%,  9/15/2031 38,890
Boeing Company
290,000 5.930%,  5/1/2060 270,305
157,000 5.040%,  5/1/2027 156,420
90,000 6.259%,  5/1/2027
c
92,072
107,000 6.388%,  5/1/2031
c
111,953
318,000 5.705%,  5/1/2040 305,907
Bombardier, Inc.
12,000 7.875%,  4/15/2027
c
12,024
75,000 6.000%,  2/15/2028
c
74,916
64,000 7.250%,  7/1/2031
c
66,122
103,000 7.000%,  6/1/2032
a,c
105,451
Brand Industrial Services, Inc.
82,000 10.375%,  8/1/2030
c
86,932
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
c
81,206
Camelot Return Merger Sub, Inc.
54,000 8.750%,  8/1/2028
c
54,249
Canpack SA/Canpack US, LLC
119,000 3.875%,  11/15/2029
c
108,252
Principal
Amount Long-Term Fixed Income  8.8% Value
Capital Goods  0.2% - continued
Carrier Global Corporation
$ 125,000 2.700%,  2/15/2031 $ 109,748
Chart Industries, Inc.
98,000 7.500%,  1/1/2030
c
101,928
Clean Harbors, Inc.
72,000 6.375%,  2/1/2031
c
72,541
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
c
13,061
70,000 6.875%,  1/15/2030
c
71,020
Cornerstone Building Brands, Inc.
19,000 9.500%,  8/15/2029
c
19,560
Crown Cork & Seal Company, Inc.
54,000 7.375%,  12/15/2026 56,075
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
114,000 6.625%,  12/15/2030
c
115,941
ESAB Corporation
68,000 6.250%,  4/15/2029
c
69,197
GFL Environmental, Inc.
40,000 3.750%,  8/1/2025
c
39,605
63,000 4.000%,  8/1/2028
c
59,583
145,000 3.500%,  9/1/2028
c
135,947
H&E Equipment Services, Inc.
125,000 3.875%,  12/15/2028
c
115,419
Herc Holdings, Inc.
24,000 5.500%,  7/15/2027
c
23,842
59,000 6.625%,  6/15/2029
c
60,367
Honeywell International, Inc.
229,000 4.700%,  2/1/2030 229,772
Ingersoll Rand, Inc.
161,000 5.176%,  6/15/2029 163,304
35,000 5.700%,  8/14/2033 36,368
John Deere Capital Corporation
233,000 4.400%,  9/8/2031 227,457
Lockheed Martin Corporation
122,000 5.200%,  2/15/2064 118,922
46,000 6.150%,  9/1/2036 50,547
Martin Marietta Materials, Inc.
78,000 5.150%,  12/1/2034 77,428
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
22,000 6.750%,  4/1/2032
c
22,379
MIWD Holdco II, LLC
28,000 5.500%,  2/1/2030
c
26,752
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
c
51,206
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
c
93,062
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
c
103,540
Nordson Corporation
132,000 5.600%,  9/15/2028 135,782
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 258,459
OI European Group BV
79,000 4.750%,  2/15/2030
c
71,570
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
c
52,738

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Capital Goods  0.2% - continued
$ 30,000 7.375%,  6/1/2032
c
$ 29,352
Pactiv Evergreen Group
37,000 4.375%,  10/15/2028
c
34,798
Quanta Services, Inc.
188,000 4.750%,  8/9/2027 187,674
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026 166,728
Resideo Funding, Inc.
76,000 6.500%,  7/15/2032
c
76,489
Reworld Holding Corporation
54,000 4.875%,  12/1/2029
c
50,435
Roller Bearing Company of
America, Inc.
75,000 4.375%,  10/15/2029
c
70,469
RTX Corporation
44,000 6.400%,  3/15/2054 49,516
101,000 4.125%,  11/16/2028 98,775
225,000 4.450%,  11/16/2038 205,412
201,000 4.500%,  6/1/2042 178,963
Sealed Air Corporation/Sealed Air
Corporation (US)
58,000 6.125%,  2/1/2028
c
58,616
Smyrna Ready Mix Concrete, LLC
94,000 8.875%,  11/15/2031
c
98,737
Sonoco Products Company
154,000 4.600%,  9/1/2029 150,181
Spirit AeroSystems, Inc.
39,000 3.850%,  6/15/2026 37,829
108,000 9.750%,  11/15/2030
c
119,888
SRM Escrow Issuer, LLC
22,000 6.000%,  11/1/2028
c
21,819
Standard Industries, Inc./NY
36,000 4.750%,  1/15/2028
c
34,721
36,000 3.375%,  1/15/2031
c
31,251
Summit Materials, LLC/Summit
Materials Finance Corporation
27,000 7.250%,  1/15/2031
c
28,052
Textron, Inc.
200,000 3.375%,  3/1/2028 190,500
Trane Technologies Financing, Ltd.
118,000 5.100%,  6/13/2034 119,314
TransDigm, Inc.
53,000 6.750%,  8/15/2028
c
54,137
114,000 7.125%,  12/1/2031
c
117,964
101,000 6.625%,  3/1/2032
c
102,710
96,000 6.000%,  1/15/2033
c
95,161
Trivium Packaging Finance
54,000 5.500%,  8/15/2026
c
53,526
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 107,693
110,000 4.000%,  7/15/2030 101,585
Veralto Corporation
133,000 5.350%,  9/18/2028 135,459
WESCO Distribution, Inc.
70,000 7.250%,  6/15/2028
c
71,647
36,000 6.375%,  3/15/2029
c
36,734
25,000 6.625%,  3/15/2032
c
25,619
Total 7,729,698
Principal
Amount Long-Term Fixed Income  8.8% Value
Collateralized Mortgage Obligations  0.3%
A&D Mortgage Trust
$ 369,767
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
$ 372,655
Banc of America Alternative Loan
Trust
10,958
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,553
BINOM Securitization Trust
229,548
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
200,432
CHL Mortgage Pass-Through Trust
613,640
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 268,851
CHNGE Mortgage Trust
308,156
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
309,472
457,362
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
455,354
Citicorp Mortgage Securities, Inc.
248,553
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 222,265
Citigroup Mortgage Loan Trust,
Inc.
1,801
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,804
COLT Mortgage Loan Trust
449,661
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
395,277
Countrywide Alternative Loan Trust
53,805
4.447%,  10/25/2035, Ser.
2005-43, Class 4A1
d
44,210
274,367
7.000%,  10/25/2037, Ser.
2007-24, Class A10 94,142
Countrywide Home Loan
Mortgage Pass Through Trust
28,738
5.313%,  11/25/2035, Ser.
2005-22, Class 2A1
d
23,437
Countrywide Home Loans, Inc.
74,807
5.750%,  4/25/2037, Ser.
2007-3, Class A27 34,288
Credit Suisse Mortgage Trust
229,263
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
229,263
261,618
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
221,657
Federal Home Loan Mortgage
Corporation - REMIC
717,423
4.000%,  1/25/2051, Ser.
5249, Class LA 695,325
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL
g
864,563
75,829
3.000%,  2/15/2033, Ser.
4170, Class IG
h
5,446
255,156
3.000%,  3/15/2033, Ser.
4180, Class PI
h
22,599
628,887
4.500%,  10/15/2033, Ser.
2695, Class BH 623,173
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 474,876
Federal National Mortgage
Association - REMIC
757,273
4.500%,  6/25/2052, Ser.
2022-43, Class MA 747,098

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Collateralized Mortgage Obligations  0.3% -
continued
$ 688,947
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO $ 555,212
220,393
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
5,902
Flagstar Mortgage Trust
272,921
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
241,665
GCAT Trust
375,606
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
334,779
720,484
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
715,213
GS Mortgage-Backed Securities
Trust
582,464
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
489,967
J.P. Morgan Mortgage Trust
521,425
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
421,173
371,112
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
305,416
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
354,488
275,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
277,537
Mello Mortgage Capital
Acceptance
536,109
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
434,038
Merrill Lynch Alternative Note
Asset Trust
77,527
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 27,346
New Residential Mortgage Loan
Trust
1,046,335
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
845,160
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
307,731
Palisades Mortgage Loan Trust
364,567
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
362,277
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
298,380
Residential Accredit Loans, Inc.
Trust
98,758
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 85,853
Residential Funding Mortgage
Security I Trust
17,794
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 13,988
Roc Mortgage Trust
255,977
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
255,456
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
526,778
Principal
Amount Long-Term Fixed Income  8.8% Value
Collateralized Mortgage Obligations  0.3% -
continued
$ 450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
$ 449,587
Sequoia Mortgage Trust
80,315
3.912%,  9/20/2046, Ser.
2007-1, Class 4A1
d
55,064
TRK Trust
356,848
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
307,881
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
347,583
Vericrest Opportunity Loan
Transferee
114,615
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,e
114,398
Verus Securitization Trust
191,102
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
167,732
Total 14,616,344
Commercial Mortgage-Backed Securities  0.1%
BANK 2022-BNK39
2,730,883
0.420%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
68,672
BBCMS Mortgage Trust
3,981,801
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
287,983
3,491,329
1.811%,  10/15/2053, Ser.
2020-C8, Class XA
d,h
265,338
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
975,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
994,917
450,000
4.791%,  9/25/2029, Ser.
K529, Class A2
f
453,123
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,000,000
4.489%,  12/25/2034, Ser.
K165, Class A2 979,646
Morgan Stanley Capital I Trust
3,303,818
1.783%,  7/15/2053, Ser.
2020-HR8, Class XA
d,h
262,378
ROCK Trust
400,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
c
398,334
Total 3,710,391
Communications Services  0.2%
AMC Networks, Inc.
90,000 10.250%,  1/15/2029
c
92,700
American Tower Corporation
80,000 3.375%,  10/15/2026 78,066
133,000 5.800%,  11/15/2028 137,302
171,000 2.900%,  1/15/2030 154,774
88,000 5.650%,  3/15/2033 90,156
AT&T, Inc.
165,000 5.700%,  3/1/2057 161,997
198,000 3.650%,  6/1/2051 143,932

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Communications Services  0.2% - continued
$ 283,000 3.500%,  9/15/2053 $ 197,229
134,000 5.400%,  2/15/2034 136,053
180,000 4.900%,  8/15/2037 172,017
CCO Holdings, LLC/CCO Holdings
Capital Corporation
120,000 5.125%,  5/1/2027
c
117,499
16,000 5.000%,  2/1/2028
c
15,486
131,000 5.375%,  6/1/2029
c
125,046
125,000 4.750%,  3/1/2030
c
113,709
147,000 4.500%,  8/15/2030
c
131,291
52,000 4.250%,  2/1/2031
c
45,125
138,000 4.750%,  2/1/2032
c
119,308
38,000 4.500%,  6/1/2033
c
31,601
133,000 4.250%,  1/15/2034
c
106,255
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
509,000 4.200%,  3/15/2028 490,483
160,000 6.100%,  6/1/2029 163,409
400,000 3.500%,  6/1/2041 273,795
Clear Channel Outdoor Holdings,
Inc.
97,000 7.875%,  4/1/2030
c
98,900
Clear Channel Worldwide
Holdings, Inc.
75,000 5.125%,  8/15/2027
c
72,710
Comcast Corporation
198,000 5.350%,  5/15/2053 191,909
180,000 4.400%,  8/15/2035 168,997
243,000 4.750%,  3/1/2044 220,465
Crown Castle, Inc.
168,000 4.900%,  9/1/2029 166,831
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 388,555
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
246,000 5.875%,  8/15/2027
c
236,855
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
c
109,764
36,000 8.625%,  3/15/2031
c
38,585
GCI, LLC
85,000 4.750%,  10/15/2028
c
80,221
Gray Television, Inc.
66,000 7.000%,  5/15/2027
a,c
64,215
103,000 10.500%,  7/15/2029
c
106,989
Iliad Holding SASU
59,000 6.500%,  10/15/2026
c
59,471
96,000 8.500%,  4/15/2031
c
102,266
Intelsat Jackson Holdings SA
94,000 6.500%,  3/15/2030
c
88,321
Lamar Media Corporation
53,000 3.625%,  1/15/2031 47,302
LCPR Senior Secured Financing
DAC
137,000 6.750%,  10/15/2027
c
128,413
Level 3 Financing, Inc.
35,556 10.500%,  4/15/2029
c
39,586
35,556 11.000%,  11/15/2029
c
40,122
47,000 10.500%,  5/15/2030
a,c
51,406
18,000 10.750%,  12/15/2030
c
20,113
Principal
Amount Long-Term Fixed Income  8.8% Value
Communications Services  0.2% - continued
$ 45,000 4.000%,  4/15/2031
a,c
$ 33,975
Lumen Technologies, Inc.
20,913 4.125%,  4/15/2030
c
17,724
McGraw-Hill Education, Inc.
109,000 5.750%,  8/1/2028
c
106,825
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 102,624
233,000 5.400%,  8/15/2054 234,065
239,000 4.550%,  8/15/2031 237,215
146,000 3.850%,  8/15/2032 137,542
Netflix, Inc.
169,000 5.375%,  11/15/2029
c
173,672
180,000 4.875%,  6/15/2030
c
181,033
News Corporation
61,000 3.875%,  5/15/2029
c
56,767
Nexstar Media, Inc.
44,000 5.625%,  7/15/2027
c
43,239
59,000 4.750%,  11/1/2028
a,c
55,468
Omnicom Group, Inc.
135,000 4.200%,  6/1/2030 130,638
Optics Bidco SPA
132,000 6.000%,  9/30/2034
c
128,673
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
10,000 4.625%,  3/15/2030
c
9,302
Paramount Global
31,000 6.375%,  3/30/2062
d
28,700
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
c
74,877
Rogers Communications, Inc.
172,000 5.000%,  2/15/2029 172,067
221,000 5.300%,  2/15/2034 219,247
Sinclair Television Group, Inc.
33,000 4.125%,  12/1/2030
a,c
25,286
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
c
107,796
55,000 4.000%,  7/15/2028
c
51,385
95,000 4.125%,  7/1/2030
c
84,993
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 403,819
Take-Two Interactive Software, Inc.
123,000 5.600%,  6/12/2034 125,087
TEGNA, Inc.
107,000 4.625%,  3/15/2028 100,475
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 228,558
200,000 4.850%,  1/15/2029 200,278
200,000 4.375%,  4/15/2040 176,952
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
17,000 10.500%,  2/15/2028
c
18,108
110,000 4.750%,  4/15/2028
c
101,116
Univision Communications, Inc.
15,000 8.000%,  8/15/2028
c
15,244
112,000 4.500%,  5/1/2029
c
99,430
54,000 7.375%,  6/30/2030
c
51,843
19,000 8.500%,  7/31/2031
c
18,676
Urban One, Inc.
22,000 7.375%,  2/1/2028
c
16,317

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Communications Services  0.2% - continued
Verizon Communications, Inc.
$ 198,000 3.000%,  11/20/2060 $ 120,090
425,000 2.650%,  11/20/2040 297,014
290,000 3.400%,  3/22/2041 224,470
Viasat, Inc.
58,000 6.500%,  7/15/2028
a,c
43,744
Virgin Media Finance plc
41,000 5.000%,  7/15/2030
c
35,246
Virgin Media Secured Finance plc
86,000 5.500%,  5/15/2029
c
81,333
VMED O2 UK Financing I plc
44,000 4.750%,  7/15/2031
c
38,105
38,000 7.750%,  4/15/2032
c
38,046
Vodafone Group plc
54,000 5.125%,  6/4/2081
d
43,105
148,000 5.750%,  6/28/2054 146,713
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
c
120,291
Warnermedia Holdings, Inc.
350,000 4.054%,  3/15/2029 326,974
255,000 5.050%,  3/15/2042 203,501
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
39,000 7.750%,  8/15/2028
a,c
39,216
32,000 8.250%,  10/1/2031
c
32,400
Zayo Group Holdings, Inc.
53,000 4.000%,  3/1/2027
a,c
47,170
Zegona Finance plc
68,000 8.625%,  7/15/2029
c
71,825
Ziggo Bond Company BV
40,000 5.125%,  2/28/2030
a,c
36,204
Ziggo BV
39,000 4.875%,  1/15/2030
c
36,162
Total 11,569,854
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
26,000 3.875%,  1/15/2028
c
24,782
58,000 4.375%,  1/15/2028
c
55,782
40,000 6.125%,  6/15/2029
c
40,698
68,000 5.625%,  9/15/2029
c
67,828
Adient Global Holdings, Ltd.
26,000 8.250%,  4/15/2031
c
26,934
ADT Security Corporation
60,000 4.125%,  8/1/2029
c
56,103
60,000 4.875%,  7/15/2032
c
55,916
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
130,000 4.625%,  6/1/2028
c
121,944
Allison Transmission, Inc.
30,000 3.750%,  1/30/2031
c
26,624
Amazon.com, Inc.
169,000 3.875%,  8/22/2037 151,765
American Axle & Manufacturing,
Inc.
102,000 5.000%,  10/1/2029
a
92,285
Principal
Amount Long-Term Fixed Income  8.8% Value
Consumer Cyclical  0.3% - continued
American Honda Finance
Corporation
$ 204,000 5.050%,  7/10/2031 $ 204,729
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
19,000 7.000%,  4/15/2030
c
16,650
Arko Corporation
58,000 5.125%,  11/15/2029
c
53,428
Asbury Automotive Group, Inc.
62,000 5.000%,  2/15/2032
c
57,115
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
74,773
12,000 4.625%,  4/1/2030
c
11,052
Aston Martin Capital Holdings, Ltd.
67,000 10.000%,  3/31/2029
c
65,089
Beazer Homes USA, Inc.
61,000 7.500%,  3/15/2031
c
62,710
Belron UK Finance plc
33,000 5.750%,  10/15/2029
c
33,066
BorgWarner, Inc.
150,000 4.950%,  8/15/2029 149,404
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
c
79,330
Boyne USA, Inc.
58,000 4.750%,  5/15/2029
c
55,310
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
55,000 4.875%,  2/15/2030
c
51,151
Caesars Entertainment, Inc.
166,000 4.625%,  10/15/2029
a,c
155,632
43,000 6.500%,  2/15/2032
c
43,607
42,000 6.000%,  10/15/2032
c
40,968
Carnival Corporation
22,000 7.625%,  3/1/2026
c
22,154
202,000 5.750%,  3/1/2027
c
202,605
93,000 4.000%,  8/1/2028
c
88,652
73,000 6.000%,  5/1/2029
c
73,119
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
18,000 5.375%,  4/15/2027 17,863
79,000 5.250%,  7/15/2029 76,099
Choice Hotels International, Inc.
40,000 3.700%,  12/1/2029 37,097
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
c
82,465
39,000 6.750%,  5/1/2031
c
39,705
Clarios Global, LP/Clarios US
Finance Company, Inc.
52,000 6.750%,  5/15/2028
c
53,229
Crocs, Inc.
36,000 4.250%,  3/15/2029
c
33,019
Cushman & Wakefield US
Borrower, LLC
18,000 6.750%,  5/15/2028
c
18,097
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
c
235,486

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Consumer Cyclical  0.3% - continued
Dana, Inc.
$ 36,000 5.625%,  6/15/2028 $ 34,941
54,000 4.250%,  9/1/2030 47,218
53,000 4.500%,  2/15/2032 45,335
eG Global Finance plc
18,000 12.000%,  11/30/2028
c
20,014
Expedia Group, Inc.
314,000 3.250%,  2/15/2030 290,216
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 198,212
200,000 5.850%,  5/17/2027 201,897
200,000 2.900%,  2/10/2029 178,558
173,000 7.122%,  11/7/2033 182,609
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
c
36,061
Gap, Inc.
26,000 3.625%,  10/1/2029
c
23,333
Garrett Motion Holdings, Inc./
Garrett LX I SARL
71,000 7.750%,  5/31/2032
c
70,868
General Motors Company
150,000 6.125%,  10/1/2025 151,381
General Motors Financial
Company, Inc.
68,000 5.400%,  5/8/2027 68,752
230,000 5.800%,  1/7/2029 235,452
224,000 4.900%,  10/6/2029 220,880
174,000 5.600%,  6/18/2031 175,328
GLP Capital, LP
298,000 5.750%,  6/1/2028 302,667
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
36,000 3.500%,  3/1/2029
c
33,224
Goodyear Tire & Rubber Company
36,000 4.875%,  3/15/2027 34,735
39,000 5.000%,  7/15/2029
a
35,310
Group 1 Automotive, Inc.
28,000 6.375%,  1/15/2030
c
28,126
Hanesbrands, Inc.
41,000 4.875%,  5/15/2026
c
40,503
21,000 9.000%,  2/15/2031
a,c
22,501
Harley-Davidson Financial
Services, Inc.
151,000 5.950%,  6/11/2029
c
151,345
Hilton Domestic Operating
Company, Inc.
163,000 4.875%,  1/15/2030 157,938
18,000 4.000%,  5/1/2031
c
16,396
104,000 3.625%,  2/15/2032
c
91,286
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
127,000 5.000%,  6/1/2029
c
118,856
Home Depot, Inc.
215,000 5.400%,  9/15/2040 218,167
126,000 4.250%,  4/1/2046 108,406
205,000 3.900%,  6/15/2047 165,996
Hyundai Capital America
300,000 1.800%,  1/10/2028
c
271,684
172,000 5.300%,  6/24/2029
c
173,401
International Game Technology plc
90,000 5.250%,  1/15/2029
c
88,425
Principal
Amount Long-Term Fixed Income  8.8% Value
Consumer Cyclical  0.3% - continued
Jacobs Entertainment, Inc.
$ 53,000 6.750%,  2/15/2029
c
$ 52,166
Jaguar Land Rover Automotive plc
43,000 5.500%,  7/15/2029
c
41,964
KB Home
120,000 4.800%,  11/15/2029 115,450
L Brands, Inc.
120,000 6.625%,  10/1/2030
c
120,155
40,000 6.875%,  11/1/2035 40,601
Las Vegas Sands Corporation
112,000 5.900%,  6/1/2027 113,770
Life Time, Inc.
56,000 6.000%,  11/15/2031
c,i
55,762
Light & Wonder International, Inc.
65,000 7.250%,  11/15/2029
c
66,458
Live Nation Entertainment, Inc.
39,000 4.750%,  10/15/2027
c
37,954
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 130,821
286,000 2.625%,  4/1/2031 251,040
Macy's Retail Holdings, LLC
73,000 5.875%,  4/1/2029
a,c
71,330
35,000 6.125%,  3/15/2032
c
33,441
42,000 4.500%,  12/15/2034 35,078
Marriott International, Inc./MD
248,000 4.625%,  6/15/2030 244,602
Match Group Holdings II, LLC
42,000 4.125%,  8/1/2030
c
38,191
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
c
72,884
McDonald's Corporation
225,000 4.450%,  3/1/2047 194,159
Melco Resorts Finance, Ltd.
98,000 5.375%,  12/4/2029
c
89,527
90,000 7.625%,  4/17/2032
c
91,115
MGM Resorts International
38,000 4.625%,  9/1/2026 37,658
40,000 6.125%,  9/15/2029 39,859
Michaels Companies, Inc.
53,000 5.250%,  5/1/2028
c
38,138
NCL Corporation, Ltd.
41,000 5.875%,  3/15/2026
c
40,955
89,000 5.875%,  2/15/2027
c
88,908
Nordstrom, Inc.
32,000 4.375%,  4/1/2030 29,006
44,000 4.250%,  8/1/2031 38,712
Parkland Corporation
40,000 6.625%,  8/15/2032
c
39,916
PENN Entertainment, Inc.
90,000 4.125%,  7/1/2029
a,c
80,911
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
c
99,817
38,000 7.750%,  2/15/2029
c
36,882
Phinia, Inc.
56,000 6.625%,  10/15/2032
c
55,816
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
116,000 5.750%,  4/15/2026
c
116,028

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Consumer Cyclical  0.3% - continued
QVC, Inc.
$ 22,000 6.875%,  4/15/2029
a,c
$ 18,952
Rakuten Group, Inc.
53,000 11.250%,  2/15/2027
c
57,638
62,000 9.750%,  4/15/2029
c
67,053
Raven Acquisition Holdings, LLC
39,000 6.875%,  11/15/2031
c,i
38,896
Royal Caribbean Cruises, Ltd.
176,000 4.250%,  7/1/2026
c
172,646
25,000 5.625%,  9/30/2031
c
24,898
28,000 6.000%,  2/1/2033
c
28,172
S&S Holdings, LLC
35,000 8.375%,  10/1/2031
c
35,087
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
41,000 6.625%,  3/1/2030
c
39,971
SeaWorld Parks and
Entertainment, Inc.
85,000 5.250%,  8/15/2029
c
81,634
Service Corporation International/
US
36,000 3.375%,  8/15/2030 31,903
26,000 4.000%,  5/15/2031 23,448
60,000 5.750%,  10/15/2032 58,940
Six Flags Entertainment
Corporation
18,000 7.250%,  5/15/2031
c
18,451
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
18,000 6.625%,  5/1/2032
c
18,340
Six Flags Theme Parks, Inc.
16,000 7.000%,  7/1/2025
a,c
15,986
Sonic Automotive, Inc.
45,000 4.875%,  11/15/2031
c
40,462
Staples, Inc.
74,000 10.750%,  9/1/2029
c
71,557
Station Casinos, LLC
62,000 4.625%,  12/1/2031
c
56,338
Target Corporation
198,000 2.950%,  1/15/2052 131,941
Tenneco, Inc.
81,000 8.000%,  11/17/2028
c
75,006
Toyota Motor Credit Corporation
205,000 4.350%,  10/8/2027 204,217
63,000 4.800%,  1/5/2034 62,099
Uber Technologies, Inc.
132,000 5.350%,  9/15/2054 125,885
160,000 4.800%,  9/15/2034 155,106
VICI Properties, LP/VICI Note
Company, Inc.
221,000 4.625%,  6/15/2025
c
219,804
85,000 5.750%,  2/1/2027
c
85,583
98,000 4.125%,  8/15/2030
c
90,804
Victoria's Secret & Company
83,000 4.625%,  7/15/2029
c
73,145
Victra Holdings, LLC/Victra
Finance Corporation
27,000 8.750%,  9/15/2029
c
28,186
Viking Cruises, Ltd.
182,000 5.875%,  9/15/2027
c
180,823
Principal
Amount Long-Term Fixed Income  8.8% Value
Consumer Cyclical  0.3% - continued
Volkswagen Group of America
Finance, LLC
$ 205,000 5.300%,  3/22/2027
c
$ 206,085
Walgreens Boots Alliance, Inc.
62,000 3.200%,  4/15/2030
a
49,291
Walmart, Inc.
173,000 4.500%,  9/9/2052 157,821
WASH Multifamily Acquisition, Inc.
55,000 5.750%,  4/15/2026
c
54,864
Wyndham Hotels & Resorts, Inc.
54,000 4.375%,  8/15/2028
c
51,396
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
34,000 5.125%,  10/1/2029
c
33,008
85,000 7.125%,  2/15/2031
c
89,419
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
c
96,762
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
c
53,304
39,000 6.750%,  4/23/2030
c
38,444
Total 12,896,725
Consumer Non-Cyclical  0.3%
1375209 B.C., Ltd.
36,000 9.000%,  1/30/2028
a,c
35,934
Abbott Laboratories
219,000 4.750%,  11/30/2036 215,344
AbbVie, Inc.
68,000 5.400%,  3/15/2054 68,514
100,000 4.500%,  5/14/2035 95,661
153,000 5.350%,  3/15/2044 153,459
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
c
140,963
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
112,000 4.625%,  1/15/2027
c
109,882
119,000 3.500%,  3/15/2029
c
109,946
Altria Group, Inc.
134,000 6.875%,  11/1/2033 147,300
Amgen, Inc.
150,000 4.200%,  2/22/2052 121,779
198,000 5.600%,  3/2/2043 198,157
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
275,000 4.700%,  2/1/2036 265,028
Anheuser-Busch InBev Worldwide,
Inc.
332,000 4.375%,  4/15/2038 305,948
174,000 5.550%,  1/23/2049 177,561
Archer-Daniels-Midland Company
255,000 2.700%,  9/15/2051 161,199
AstraZeneca plc
360,000 3.000%,  5/28/2051 248,761
B&G Foods, Inc.
73,000 8.000%,  9/15/2028
c
75,840
BAT Capital Corporation
142,000 7.079%,  8/2/2043 155,170
Bausch + Lomb Corporation
20,000 8.375%,  10/1/2028
c
20,983

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Consumer Non-Cyclical  0.3% - continued
Bausch Health Companies, Inc.
$ 83,000 5.500%,  11/1/2025
a,c
$ 81,455
87,000 4.875%,  6/1/2028
c
67,226
46,000 11.000%,  9/30/2028
c
42,327
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 77,382
225,000 3.700%,  6/6/2027 219,890
BellRing Brands, Inc.
55,000 7.000%,  3/15/2030
c
57,238
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 261,327
Bunge, Ltd. Finance Corporation
50,000 4.650%,  9/17/2034 47,955
Campbell Soup Company
132,000 5.400%,  3/21/2034 133,503
Cargill, Inc.
196,000 3.125%,  5/25/2051
c
135,175
Catalent Pharma Solutions, Inc.
44,000 3.125%,  2/15/2029
c
42,717
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
34,000 9.500%,  10/15/2029
c
34,439
Central Garden & Pet Company
84,000 4.125%,  10/15/2030
a
76,085
Charles River Laboratories
International, Inc.
42,000 4.000%,  3/15/2031
c
37,538
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
c
9,645
CHS/Community Health Systems,
Inc.
72,000 5.625%,  3/15/2027
c
70,219
23,000 8.000%,  12/15/2027
c
22,962
98,000 6.000%,  1/15/2029
c
92,290
42,000 4.750%,  2/15/2031
c
35,027
52,000 10.875%,  1/15/2032
c
55,729
Conagra Brands, Inc.
246,000 1.375%,  11/1/2027 222,631
Concentra Escrow Issuer
Corporation
32,000 6.875%,  7/15/2032
c
32,838
Constellation Brands, Inc.
167,000 3.600%,  2/15/2028 160,933
108,000 2.875%,  5/1/2030 97,223
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
60,000 4.750%,  1/15/2029
c
57,882
CVS Health Corporation
145,000 4.780%,  3/25/2038 129,405
435,000 6.000%,  6/1/2044 427,309
DaVita, Inc.
43,000 3.750%,  2/15/2031
c
37,396
75,000 6.875%,  9/1/2032
c
75,391
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
c
59,116
Eli Lilly & Company
98,000 4.950%,  2/27/2063 92,610
Embecta Corporation
29,000 5.000%,  2/15/2030
c
26,250
31,000 6.750%,  2/15/2030
c
28,916
Principal
Amount Long-Term Fixed Income  8.8% Value
Consumer Non-Cyclical  0.3% - continued
Encompass Health Corporation
$ 58,000 4.500%,  2/1/2028 $ 56,416
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,c
37,423
Energizer Holdings, Inc.
96,000 4.750%,  6/15/2028
c
92,157
Fortrea Holdings, Inc.
52,000 7.500%,  7/1/2030
a,c
51,135
GE HealthCare Technologies, Inc.
154,000 6.377%,  11/22/2052 171,703
General Mills, Inc.
53,000 4.950%,  3/29/2033 52,624
HCA, Inc.
265,000 3.500%,  9/1/2030 243,062
122,000 5.450%,  9/15/2034 121,134
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
78,000 7.875%,  9/1/2025
c
77,695
HLF Financing SARL, LLC/
Herbalife International, Inc.
40,000 12.250%,  4/15/2029
c
40,234
43,000 4.875%,  6/1/2029
c
29,472
Illumina, Inc.
150,000 4.650%,  9/9/2026 149,617
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
c
260,516
Jazz Securities DAC
27,000 4.375%,  1/15/2029
c
25,550
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
142,000 5.500%,  1/15/2030 141,709
30,000 3.625%,  1/15/2032 26,481
296,000 3.000%,  5/15/2032 249,217
Johnson & Johnson
144,000 5.250%,  6/1/2054 147,813
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
70,000 9.000%,  2/15/2029
c
72,482
Keurig Dr Pepper, Inc.
273,000 5.200%,  3/15/2031 277,111
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 186,845
Kraft Heinz Foods Company
90,000 4.375%,  6/1/2046 75,427
Lamb Weston Holdings, Inc.
40,000 4.125%,  1/31/2030
c
37,138
LifePoint Health, Inc.
70,000 9.875%,  8/15/2030
c
76,572
41,000 11.000%,  10/15/2030
c
45,703
Medline Borrower, LP/Medline Co-
Issuer, Inc.
46,000 6.250%,  4/1/2029
c
46,802
Medtronic, Inc.
200,000 4.375%,  3/15/2035 191,507
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
c
69,225
110,000 5.250%,  10/1/2029
c
106,546
MPH Acquisition Holdings, LLC
36,000 5.500%,  9/1/2028
c
24,458

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Consumer Non-Cyclical  0.3% - continued
Newell Brands, Inc.
$ 37,000 6.375%,  9/15/2027
a
$ 37,394
37,000 6.625%,  9/15/2029 37,516
24,000 6.375%,  5/15/2030
i
24,110
Novartis Capital Corporation
141,000 4.700%,  9/18/2054 130,527
Organon & Company/Organon
Foreign Debt Co-Issuer BV
51,000 4.125%,  4/30/2028
c
48,323
142,000 5.125%,  4/30/2031
c
129,505
Owens & Minor, Inc.
64,000 6.625%,  4/1/2030
a,c
61,086
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 106,399
Performance Food Group, Inc.
81,000 4.250%,  8/1/2029
c
75,814
52,000 6.125%,  9/15/2032
c
52,218
Perrigo Finance Unlimited
Company
57,000 4.900%,  6/15/2030 53,964
35,000 6.125%,  9/30/2032 34,563
Pfizer Investment Enterprises,
Private Ltd.
297,000 5.300%,  5/19/2053 290,629
132,000 5.110%,  5/19/2043 128,099
Philip Morris International, Inc.
133,000 5.500%,  9/7/2030 137,058
67,000 5.125%,  2/13/2031 67,622
198,000 5.375%,  2/15/2033 200,696
187,000 4.900%,  11/1/2034 182,468
Post Holdings, Inc.
53,000 4.625%,  4/15/2030
c
49,533
77,000 4.500%,  9/15/2031
c
70,098
52,000 6.250%,  10/15/2034
c
51,426
Prime Healthcare Services, Inc.
58,000 9.375%,  9/1/2029
c
58,943
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
c
110,242
Royalty Pharma plc
131,000 5.150%,  9/2/2029 131,794
Simmons Foods, Inc.
142,000 4.625%,  3/1/2029
c
131,539
Sotera Health Holdings, LLC
38,000 7.375%,  6/1/2031
c
38,914
Spectrum Brands, Inc.
9,000 3.875%,  3/15/2031
c
7,880
Star Parent, Inc.
32,000 9.000%,  10/1/2030
c
33,280
Sysco Corporation
200,000 6.600%,  4/1/2040 218,515
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 137,234
200,000 5.650%,  7/5/2044 203,911
Tenet Healthcare Corporation
220,000 5.125%,  11/1/2027 218,141
120,000 4.375%,  1/15/2030 112,505
79,000 6.750%,  5/15/2031 80,762
Teva Pharmaceutical Finance
Company, LLC
38,000 6.150%,  2/1/2036 38,303
Principal
Amount Long-Term Fixed Income  8.8% Value
Consumer Non-Cyclical  0.3% - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 72,000 3.150%,  10/1/2026 $ 68,637
US Acute Care Solutions, LLC
71,000 9.750%,  5/15/2029
c
72,418
Viterra Finance BV
167,000 3.200%,  4/21/2031
c
147,832
Wyeth, LLC
134,000 6.500%,  2/1/2034 148,886
Zoetis, Inc.
288,000 4.700%,  2/1/2043 261,594
Total 13,229,610
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
34,000 7.500%,  10/1/2029
c
34,236
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
70,000 5.375%,  6/15/2029
c
68,177
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
c
55,102
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
73,000 8.250%,  12/31/2028
c
74,486
37,000 5.875%,  6/30/2029
c
35,743
Baytex Energy Corporation
65,000 8.500%,  4/30/2030
c
66,139
32,000 7.375%,  3/15/2032
c
31,066
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
59,000 7.000%,  7/15/2029
c
60,526
BP Capital Markets America, Inc.
353,000 2.939%,  6/4/2051 227,157
Buckeye Partners, LP
50,000 4.500%,  3/1/2028
c
47,623
33,000 6.875%,  7/1/2029
c
33,543
California Resources Corporation
44,000 8.250%,  6/15/2029
c
44,437
Canadian Natural Resources, Ltd.
94,000 2.950%,  7/15/2030 84,081
Cheniere Energy Partners, LP
528,000 4.500%,  10/1/2029 508,364
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 37,235
Civitas Resources, Inc.
58,000 8.375%,  7/1/2028
c
59,941
89,000 8.750%,  7/1/2031
c
93,215
CNX Resources Corporation
38,000 6.000%,  1/15/2029
c
37,677
Columbia Pipelines Holding
Company, LLC
140,000 6.042%,  8/15/2028
c
144,110
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
c
36,371
Comstock Resources, Inc.
71,000 6.750%,  3/1/2029
c
67,944
65,000 5.875%,  1/15/2030
c
59,388

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Energy  0.2% - continued
Continental Resources, Inc.
$ 232,000 2.268%,  11/15/2026
c
$ 218,838
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
c
69,467
Crescent Energy Finance, LLC
109,000 7.625%,  4/1/2032
c
107,622
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
79,000 8.625%,  3/15/2029
c
81,057
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
c
27,880
Diamondback Energy, Inc.
201,000 5.750%,  4/18/2054 195,237
DT Midstream, Inc.
55,000 4.125%,  6/15/2029
c
51,648
Enbridge, Inc.
65,000 5.250%,  4/5/2027 65,900
Enerflex, Ltd.
29,000 9.000%,  10/15/2027
c
30,104
Energy Transfer, LP
86,000 8.000%,  5/15/2054
d
91,125
125,000 5.150%,  2/1/2043 112,280
255,000 6.000%,  6/15/2048 251,485
EnLink Midstream Partners, LP
85,000 5.600%,  4/1/2044 79,475
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 136,574
EQM Midstream Partners, LP
181,000 4.750%,  1/15/2031
c
172,062
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 220,021
Genesis Energy LP/Genesis
Energy Finance Corporation
59,000 8.875%,  4/15/2030 60,774
88,000 7.875%,  5/15/2032 87,939
Gulfport Energy Operating
Corporation
26,000 6.750%,  9/1/2029
c
26,134
Halliburton Company
175,000 4.850%,  11/15/2035 168,319
133,000 5.000%,  11/15/2045 121,054
Harvest Midstream I, LP
82,000 7.500%,  9/1/2028
c
82,951
Hess Midstream Operations, LP
80,000 4.250%,  2/15/2030
c
74,700
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
c
134,335
36,000 6.000%,  4/15/2030
c
34,337
39,000 6.250%,  4/15/2032
c
36,595
Howard Midstream Energy
Partners, LLC
104,000 7.375%,  7/15/2032
c
106,104
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
c
64,686
Kodiak Gas Services, LLC
44,000 7.250%,  2/15/2029
c
45,228
Kraken Oil & Gas Partners, LLC
48,000 7.625%,  8/15/2029
c
47,423
Principal
Amount Long-Term Fixed Income  8.8% Value
Energy  0.2% - continued
Laredo Petroleum, Inc.
$ 75,000 7.750%,  7/31/2029
a,c
$ 73,595
MEG Energy Corporation
59,000 5.875%,  2/1/2029
c
57,843
Moss Creek Resources Holdings,
Inc.
40,000 8.250%,  9/1/2031
c
39,192
MPLX, LP
265,000 4.950%,  9/1/2032 258,859
49,000 5.000%,  3/1/2033 47,671
Nabors Industries, Inc.
36,000 7.375%,  5/15/2027
c
36,027
91,000 9.125%,  1/31/2030
c
93,976
National Fuel Gas Company
242,000 5.500%,  1/15/2026 243,248
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
c
29,187
44,000 8.375%,  2/15/2032
c
44,345
Noble Finance II, LLC
76,000 8.000%,  4/15/2030
c
77,037
Northern Oil and Gas, Inc.
66,000 8.750%,  6/15/2031
c
68,284
NuStar Logistics, LP
71,000 6.375%,  10/1/2030 71,801
Occidental Petroleum Corporation
117,000 5.000%,  8/1/2027 116,855
ONEOK, Inc.
108,000 5.700%,  11/1/2054 104,137
67,000 5.000%,  3/1/2026 67,026
144,000 4.750%,  10/15/2031 140,618
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 52,412
Permian Resources Operating,
LLC
70,000 6.250%,  2/1/2033
c
69,496
Prairie Acquiror, LP
58,000 9.000%,  8/1/2029
c
58,803
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
c
49,747
Range Resources Corporation
53,000 4.750%,  2/15/2030
c
49,899
Rockies Express Pipeline, LLC
91,000 4.950%,  7/15/2029
c
85,483
Saturn Oil & Gas, Inc.
42,900 9.625%,  6/15/2029
c
42,365
Schlumberger Holdings
Corporation
102,000 5.000%,  5/29/2027
c
102,779
SM Energy Company
65,000 6.500%,  7/15/2028 64,817
26,000 7.000%,  8/1/2032
c
25,789
South Bow USA Infrastructure
Holdings, LLC
166,000 5.026%,  10/1/2029
c
163,328
62,000 5.584%,  10/1/2034
c
61,266
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
36,000 5.875%,  3/1/2027 35,951

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Energy  0.2% - continued
Suncor Energy, Inc.
$ 215,000 7.150%,  2/1/2032 $ 238,650
Sunoco, LP
106,000 7.000%,  5/1/2029
c
109,347
Sunoco, LP/Sunoco Finance
Corporation
55,000 5.875%,  3/15/2028 54,874
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
c
117,166
53,000 7.375%,  2/15/2029
c
53,175
Talos Production, Inc.
37,000 9.000%,  2/1/2029
c
38,107
Targa Resources Corporation
232,000 4.200%,  2/1/2033 213,264
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
c
83,601
TGNR Intermediate Holdings, LLC
70,000 5.500%,  10/15/2029
c
66,084
TotalEnergies Capital SA
111,000 5.275%,  9/10/2054 106,520
Transocean, Inc.
73,100 8.750%,  2/15/2030
c
75,743
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 7.125%,  3/15/2029
c
62,128
Valaris, Ltd.
66,000 8.375%,  4/30/2030
c
66,964
Venture Global Calcasieu Pass,
LLC
55,000 3.875%,  8/15/2029
c
50,713
45,000 4.125%,  8/15/2031
c
41,015
Venture Global LNG, Inc.
132,000 8.125%,  6/1/2028
c
136,987
69,000 9.000%,  9/30/2029
c,d,j
68,995
53,000 7.000%,  1/15/2030
c
53,327
134,000 8.375%,  6/1/2031
c
139,184
75,000 9.875%,  2/1/2032
c
81,865
Viridien SA
18,000 8.750%,  4/1/2027
a,c
17,396
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 138,360
66,000 6.150%,  4/1/2033 68,223
Williams Companies, Inc.
132,000 5.300%,  8/15/2052 123,799
250,000 7.500%,  1/15/2031 278,455
Total 9,823,693
Financials  0.7%
Acrisure, LLC/Acrisure Finance,
Inc.
25,000 4.250%,  2/15/2029
c
23,509
36,000 7.500%,  11/6/2030
c
36,606
AEGON Funding Company, LLC
214,000 5.500%,  4/16/2027
a,c
216,021
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.100%,  1/15/2027 153,865
200,000 3.875%,  1/23/2028 193,661
Principal
Amount Long-Term Fixed Income  8.8% Value
Financials  0.7% - continued
$ 160,000 3.400%,  10/29/2033 $ 137,192
AG TTMT Escrow Issuer, LLC
28,000 8.625%,  9/30/2027
c
28,927
Agree, LP
111,000 5.625%,  6/15/2034 112,770
Air Lease Corporation
38,000 4.650%,  6/15/2026
d,j
36,853
306,000 3.000%,  2/1/2030 276,232
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
c
199,851
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
36,000 4.250%,  10/15/2027
c
34,143
71,000 6.750%,  4/15/2028
c
71,334
52,000 7.000%,  1/15/2031
c
52,350
Ally Financial, Inc.
286,000 8.000%,  11/1/2031 318,220
55,000 6.700%,  2/14/2033 55,232
American Express Company
69,000 5.098%,  2/16/2028
d
69,546
131,000 5.043%,  7/26/2028
d
131,895
American Homes 4 Rent, LP
246,000 2.375%,  7/15/2031 207,162
American International Group, Inc.
273,000 5.125%,  3/27/2033 272,884
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
c
29,143
86,000 4.875%,  6/30/2029
c
80,943
Aon North America, Inc.
103,000 5.750%,  3/1/2054 104,235
Apollo Debt Solutions BDC
161,000 6.700%,  7/29/2031
a,c
163,273
Ares Capital Corporation
114,000 3.250%,  7/15/2025 112,441
225,000 3.875%,  1/15/2026 221,219
107,000 2.150%,  7/15/2026 101,486
116,000 5.875%,  3/1/2029 116,842
Ares Strategic Income Fund
135,000 5.600%,  2/15/2030
c
131,736
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 37,527
52,000 5.750%,  7/15/2054 52,327
Associated Banc-Corp
75,000 4.250%,  1/15/2025 74,731
Avolon Holdings Funding, Ltd.
25,000 4.250%,  4/15/2026
c
24,609
165,000 5.750%,  3/1/2029
c
167,380
Azorra Finance, Ltd.
98,000 7.750%,  4/15/2030
c
96,833
Banco Santander Mexico SA
125,000 5.375%,  4/17/2025
c
124,979
Banco Santander SA
200,000 4.175%,  3/24/2028
d
196,162
Bank of America Corporation
180,000 1.734%,  7/22/2027
d
170,857
170,000 3.824%,  1/20/2028
d
166,546
116,000 5.202%,  4/25/2029
d
117,139
180,000 2.087%,  6/14/2029
d
163,270
125,000 3.974%,  2/7/2030
d
120,301
300,000 2.496%,  2/13/2031
d
265,258
400,000 1.922%,  10/24/2031
d
335,228

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Financials  0.7% - continued
$ 200,000 2.972%,  2/4/2033
d
$ 173,509
398,000 4.571%,  4/27/2033
d
383,492
200,000 5.872%,  9/15/2034
d
208,445
81,000 5.468%,  1/23/2035
d
82,204
231,000 5.425%,  8/15/2035
d
227,557
265,000 3.846%,  3/8/2037
d
237,503
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
d
141,469
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 64,879
Barclays plc
36,000 6.125%,  12/15/2025
d,j
35,803
200,000 6.496%,  9/13/2027
d
205,416
280,000 4.972%,  5/16/2029
d
278,696
251,000 4.942%,  9/10/2030
d
248,183
200,000 5.746%,  8/9/2033
d
203,393
Belrose Funding Trust
280,000 2.330%,  8/15/2030
c
235,268
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 173,430
BlackRock Funding, Inc.
70,000 5.250%,  3/14/2054 68,931
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025 211,772
132,000 6.250%,  1/25/2031
a,c
133,594
Blue Owl Capital Corporation II
101,000 8.450%,  11/15/2026 105,159
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 161,876
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
c
88,425
Blue Owl Technology Finance
Corporation II
140,000 6.750%,  4/4/2029
c
139,311
BNP Paribas SA
333,000 3.132%,  1/20/2033
c,d
289,683
BPCE SA
350,000 3.500%,  10/23/2027
c
334,880
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
c
89,968
Camden Property Trust
163,000 3.150%,  7/1/2029 152,444
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 272,989
48,000 5.700%,  2/1/2030
d
48,939
Castlelake Aviation Finance DAC
38,000 5.000%,  4/15/2027
c
38,222
Centene Corporation
484,000 2.625%,  8/1/2031 402,745
Charles Schwab Corporation
292,000 2.450%,  3/3/2027 278,030
136,000 6.136%,  8/24/2034
d
144,298
Chubb INA Holdings, LLC
125,000 4.350%,  11/3/2045 109,384
Citigroup, Inc.
168,000 3.200%,  10/21/2026 163,331
326,000 3.668%,  7/24/2028
d
315,998
Principal
Amount Long-Term Fixed Income  8.8% Value
Financials  0.7% - continued
$ 126,000 4.125%,  7/25/2028 $ 122,871
50,000 3.520%,  10/27/2028
d
48,148
83,000 5.174%,  2/13/2030
d
83,558
281,000 4.910%,  5/24/2033
d
275,071
169,000 6.174%,  5/25/2034
d
175,134
Citizens Financial Group, Inc.
92,000 5.718%,  7/23/2032
d
92,871
CNA Financial Corporation
100,000 5.125%,  2/15/2034 98,987
Comerica, Inc.
52,000 5.982%,  1/30/2030
d
52,683
Constellation Insurance, Inc.
18,000 6.800%,  1/24/2030
c
17,750
Cooperatieve Rabobank UA
265,000 5.564%,  2/28/2029
c,d
270,390
Corebridge Financial, Inc.
75,000 6.375%,  9/15/2054
d
74,675
100,000 4.350%,  4/5/2042 84,957
Credit Acceptance Corporation
66,000 9.250%,  12/15/2028
c
69,838
Credit Suisse Group AG
225,000 7.250%,  N/A
*,k
22,500
Deutsche Bank AG/New York, NY
150,000 6.819%,  11/20/2029
d
158,116
300,000 3.729%,  1/14/2032
d
264,501
Discover Bank
290,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
295,919
Diversified Healthcare Trust
42,000 Zero Coupon,  1/15/2026
c
38,686
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
c
116,302
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 73,299
179,000 4.625%,  5/15/2042 158,304
EPR Properties
130,000 4.950%,  4/15/2028 127,772
Fairfax Financial Holdings, Ltd.
138,000 6.350%,  3/22/2054 143,562
Fifth Third Bancorp
104,000 6.339%,  7/27/2029
d
108,522
FirstCash, Inc.
90,000 5.625%,  1/1/2030
c
87,374
First-Citizens Bank & Trust
Company
117,000 6.125%,  3/9/2028 120,938
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
c
138,687
Fortress Transportation and
Infrastructure Investors, LLC
38,000 5.500%,  5/1/2028
c
37,254
66,000 7.000%,  5/1/2031
c
67,875
52,000 7.000%,  6/15/2032
c
53,352
Freedom Mortgage Corporation
33,000 7.625%,  5/1/2026
c
33,119
Freedom Mortgage Holdings, LLC
84,000 9.250%,  2/1/2029
c
86,026
36,000 9.125%,  5/15/2031
c
36,467
FS KKR Capital Corporation
250,000 3.400%,  1/15/2026 243,275

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Financials  0.7% - continued
GGAM Finance, Ltd.
$ 35,000 7.750%,  5/15/2026
c
$ 35,615
37,000 8.000%,  6/15/2028
c
39,008
103,000 5.875%,  3/15/2030
c
101,584
Global Aircraft Leasing Company,
Ltd.
112,000 8.750%,  9/1/2027
c
115,734
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
107,000 3.750%,  12/15/2027
c
98,130
goeasy, Ltd.
54,000 9.250%,  12/1/2028
c
57,581
37,000 7.625%,  7/1/2029
c
38,000
28,000 6.875%,  5/15/2030
c,i
28,445
Goldman Sachs Bank USA/New
York, NY
217,000 5.414%,  5/21/2027
d
219,079
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,891
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
d
191,931
201,000 6.484%,  10/24/2029
d
212,066
80,000 1.992%,  1/27/2032
d
66,733
513,000 3.102%,  2/24/2033
d
447,964
Health Care Service Corporation
158,000 5.450%,  6/15/2034
c
158,440
Healthpeak OP, LLC
53,000 3.400%,  2/1/2025 52,756
Highwoods Realty, LP
133,000 7.650%,  2/1/2034 149,157
Howard Hughes Corporation
24,000 4.125%,  2/1/2029
c
22,102
HSBC Holdings plc
200,000 5.402%,  8/11/2033
d
201,587
HUB International, Ltd.
103,000 7.250%,  6/15/2030
c
106,443
Huntington Bancshares, Inc./OH
167,000 5.709%,  2/2/2035
d
168,924
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
60,000 6.250%,  5/15/2026 58,973
147,000 5.250%,  5/15/2027 136,947
39,000 9.750%,  1/15/2029 38,971
Intesa Sanpaolo SPA
44,000 4.198%,  6/1/2032
c,d
38,527
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 136,854
J.P. Morgan Chase & Company
55,000 4.000%,  4/1/2025
d,j
54,143
276,000 1.578%,  4/22/2027
d
263,348
210,000 2.947%,  2/24/2028
d
201,603
231,000 4.979%,  7/22/2028
d
232,102
330,000 4.505%,  10/22/2028
d
327,669
375,000 4.203%,  7/23/2029
d
366,643
250,000 2.522%,  4/22/2031
d
221,045
300,000 1.953%,  2/4/2032
d
250,949
265,000 4.586%,  4/26/2033
d
257,333
198,000 4.912%,  7/25/2033
d
196,039
162,000 5.766%,  4/22/2035
d
168,598
Principal
Amount Long-Term Fixed Income  8.8% Value
Financials  0.7% - continued
Jackson National Life Global
Funding
$ 180,000 5.550%,  7/2/2027
c
$ 182,507
Jane Street Group/JSG Finance,
Inc.
58,000 4.500%,  11/15/2029
c
54,877
24,000 7.125%,  4/30/2031
c
24,877
40,000 6.125%,  11/1/2032
c
40,026
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
c
24,906
57,000 6.625%,  10/15/2031
c
56,762
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
c
28,900
72,000 9.500%,  2/15/2029
c
76,583
KeyBank NA/Cleveland, OH
174,000 5.000%,  1/26/2033 167,906
KeyCorp
95,000
6.271%,  (SOFRINDX +
1.250%), 5/23/2025
d
95,284
Kilroy Realty, LP
67,000 4.250%,  8/15/2029 63,072
60,000 6.250%,  1/15/2036 60,492
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
c
34,857
97,000 4.750%,  6/15/2029
c
92,414
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
c,d
18,873
Lloyds Banking Group plc
200,000 5.871%,  3/6/2029
d
205,090
Macquarie Airfinance Holdings,
Ltd.
63,000 6.400%,  3/26/2029
c
64,921
117,000 5.150%,  3/17/2030
c
114,518
18,000 6.500%,  3/26/2031
c
18,698
Manufacturers & Traders Trust
Company
198,000 4.700%,  1/27/2028 196,172
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 49,701
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
c
202,045
Mitsubishi UFJ Financial Group,
Inc.
200,000 5.422%,  2/22/2029
d
203,836
Molina Healthcare, Inc.
101,000 4.375%,  6/15/2028
c
96,906
26,000 3.875%,  5/15/2032
c
23,049
Morgan Stanley
210,000 4.350%,  9/8/2026 208,555
276,000 3.591%,  7/22/2028
d
267,530
132,000 5.164%,  4/20/2029
d
133,124
290,000 3.622%,  4/1/2031
d
271,402
132,000 5.250%,  4/21/2034
d
132,196
114,000 5.831%,  4/19/2035
d
118,482
232,000 5.297%,  4/20/2037
d
227,551
Morgan Stanley Direct Lending
Fund
111,000 6.150%,  5/17/2029
c
110,680

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Financials  0.7% - continued
MPT Operating Partnership, LP/
MPT Finance Corporation
$ 176,000 4.625%,  8/1/2029
a
$ 136,877
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 154,732
Nationstar Mortgage Holdings,
Inc.
18,000 5.500%,  8/15/2028
c
17,564
38,000 6.500%,  8/1/2029
c
37,998
57,000 5.125%,  12/15/2030
c
53,362
NatWest Group plc
200,000 4.445%,  5/8/2030
d
194,155
203,000 6.475%,  6/1/2034
d
209,945
Navient Corporation
21,000 5.000%,  3/15/2027 20,645
24,000 5.500%,  3/15/2029 22,863
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
23,000 4.500%,  9/30/2028
c
21,183
New York Life Global Funding
196,000 4.550%,  1/28/2033
c
191,234
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 203,854
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 276,847
225,000 3.375%,  2/1/2031 200,222
OneMain Finance Corporation
137,000 3.500%,  1/15/2027 130,750
170,000 3.875%,  9/15/2028 156,689
Panther Escrow Issuer, LLC
102,000 7.125%,  6/1/2031
c
104,436
Park Intermediate Holdings, LLC
102,000 4.875%,  5/15/2029
c
97,155
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
d
69,377
265,000 4.626%,  6/6/2033
d
253,466
PRA Group, Inc.
56,000 8.375%,  2/1/2028
c
57,582
Prologis Targeted US Logistics
Fund, LP
136,000 5.250%,  4/1/2029
c
137,838
88,000 5.250%,  1/15/2035
c
87,113
Prologis, LP
92,000 5.250%,  3/15/2054 88,708
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
d
243,524
Regency Centers, LP
196,000 4.125%,  3/15/2028 191,776
100,000 5.250%,  1/15/2034 100,626
Reinsurance Group of America,
Inc.
154,000 5.750%,  9/15/2034 156,952
RGA Global Funding
65,000 5.500%,  1/11/2031
c
66,296
RHP Hotel Properties, LP/RHP
Finance Corporation
18,000 4.750%,  10/15/2027 17,620
36,000 4.500%,  2/15/2029
c
34,468
RLJ Lodging Trust, LP
33,000 4.000%,  9/15/2029
c
29,742
Principal
Amount Long-Term Fixed Income  8.8% Value
Financials  0.7% - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 120,000 3.625%,  3/1/2029
c
$ 110,530
41,000 3.875%,  3/1/2031
c
36,517
52,000 4.000%,  10/15/2033
c
44,848
Ryan Specialty, LLC
19,000 4.375%,  2/1/2030
c
18,011
14,000 5.875%,  8/1/2032
c
13,953
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
d
68,020
58,000 6.174%,  1/9/2030
d
59,373
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
340,781
Service Properties Trust
39,000 5.500%,  12/15/2027 36,931
48,000 8.375%,  6/15/2029 46,909
55,000 8.625%,  11/15/2031
c
58,125
Simon Property Group, LP
217,000 3.800%,  7/15/2050 165,478
SLM Corporation
40,000 4.200%,  10/29/2025 39,264
Societe Generale SA
138,000 4.750%,  11/24/2025
c
136,981
39,000 10.000%,  11/14/2028
c,d,j
41,556
Standard Chartered plc
200,000 5.688%,  5/14/2028
c,d
202,733
State Street Corporation
250,000 4.330%,  10/22/2027 248,540
244,000 4.530%,  2/20/2029
d
242,358
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 122,175
200,000 5.710%,  1/13/2030 206,751
125,000 1.710%,  1/12/2031 103,428
Synchrony Financial
78,000 5.935%,  8/2/2030
d
79,232
37,000 7.250%,  2/2/2033 37,884
Synovus Bank
250,000 5.625%,  2/15/2028 248,640
Toronto-Dominion Bank
172,000 5.523%,  7/17/2028 175,920
83,000 5.146%,  9/10/2034
d
81,313
Truist Financial Corporation
134,000 6.047%,  6/8/2027
d
136,512
94,000 5.125%,  12/15/2027
d,j
90,808
157,000 5.122%,  1/26/2034
d
153,863
86,000 5.711%,  1/24/2035
d
87,557
U.S. Bancorp
204,000 5.775%,  6/12/2029
d
209,869
52,000 5.836%,  6/12/2034
d
53,769
92,000 5.678%,  1/23/2035
d
94,304
UBS Group AG
28,000 4.875%,  2/12/2027
c,d,j
26,554
200,000 6.246%,  9/22/2029
c,d
208,832
164,000 3.091%,  5/14/2032
c,d
144,588
200,000 5.699%,  2/8/2035
c,d
204,833
200,000 5.379%,  9/6/2045
c,d
195,934
UniCredit SPA
36,000 5.861%,  6/19/2032
c,d
35,871
United Wholesale Mortgage, LLC
97,000 5.500%,  4/15/2029
c
92,509

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Financials  0.7% - continued
UnitedHealth Group, Inc.
$ 132,000 5.875%,  2/15/2053 $ 138,339
198,000 4.750%,  5/15/2052 178,623
Vornado Realty, LP
26,000 3.400%,  6/1/2031
a
22,131
Wells Fargo & Company
28,000 3.900%,  3/15/2026
d,j
27,118
121,000 3.000%,  4/22/2026 118,110
168,000 3.000%,  10/23/2026 162,685
199,000 3.526%,  3/24/2028
d
193,149
142,000 5.707%,  4/22/2028
d
144,755
294,000 2.393%,  6/2/2028
d
276,511
139,000 5.574%,  7/25/2029
d
141,947
109,000 5.389%,  4/24/2034
d
109,741
323,000 4.900%,  11/17/2045 288,752
XHR, LP
36,000 4.875%,  6/1/2029
c
33,792
Total 35,649,739
Foreign Government  <0.1%
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
c
174,331
Saudi Arabian Oil Company
160,000 5.250%,  7/17/2034
c
160,125
Total 334,456
Mortgage-Backed Securities  2.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,853,346 2.000%,  1/1/2052 1,491,534
991,737 2.000%,  5/1/2051 798,294
3,236,882 2.500%,  5/1/2051 2,712,817
1,504,550 3.500%,  5/1/2052 1,355,875
2,185,048 4.000%,  5/1/2052 2,035,612
976,621 5.000%,  7/1/2053 955,524
447,577 5.500%,  7/1/2053 446,884
1,283,943 3.500%,  8/1/2052 1,155,748
1,105,408 5.000%,  8/1/2053 1,084,924
3,450,999 5.500%,  9/1/2053 3,456,395
1,063,490 3.500%,  9/1/2047 967,012
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
957,739 2.500%,  7/1/2030 912,494
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,234,450 3.000%,  12/1/2036 1,148,849
1,044,587 3.000%,  8/1/2038 978,287
1,612,291 3.500%,  5/1/2040 1,510,752
1,920,388 2.500%,  4/1/2042 1,656,700
485,954 2.000%,  5/1/2042 410,532
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,720,999 3.000%,  1/1/2052 3,236,144
665,279 2.000%,  2/1/2051 535,561
448,795 2.000%,  2/1/2051 361,288
2,496,869 2.500%,  2/1/2051 2,067,039
2,114,983 2.500%,  2/1/2051 1,773,271
949,801 2.000%,  3/1/2051 753,489
Principal
Amount Long-Term Fixed Income  8.8% Value
Mortgage-Backed Securities  2.9% - continued
$ 7,444,425 2.000%,  3/1/2051 $ 5,915,011
2,592,772 4.000%,  3/1/2051 2,423,253
408,080 2.000%,  3/1/2052 328,330
4,009,138 3.000%,  3/1/2052 3,462,514
4,940,780 2.000%,  4/1/2051 3,925,723
2,407,786 3.000%,  4/1/2051 2,093,877
2,521,420 3.000%,  5/1/2050 2,211,462
811,771 2.000%,  5/1/2051 649,827
2,227,939 3.000%,  5/1/2051 1,955,570
2,539,873 2.000%,  6/1/2050 2,033,432
1,478,318 3.000%,  6/1/2050 1,306,253
655,294 4.000%,  6/1/2052 606,520
754,888 5.000%,  6/1/2053 739,616
3,665,593 2.500%,  7/1/2051 3,091,125
982,059 3.500%,  7/1/2051 890,490
1,885,458 4.000%,  7/1/2052 1,745,228
1,257,327 3.500%,  8/1/2050 1,142,873
2,003,969 3.500%,  8/1/2052 1,794,827
3,827,039 4.500%,  8/1/2052 3,648,736
1,438,501 5.000%,  8/1/2053 1,409,399
3,166,828 6.000%,  8/1/2054 3,253,795
532,296 2.500%,  9/1/2051 446,629
1,288,406 3.500%,  9/1/2052 1,162,987
590,437 3.500%,  9/1/2052 533,126
1,189,374 5.000%,  9/1/2052 1,161,062
1,986,450 4.500%,  9/1/2053 1,893,173
1,190,698 4.500%,  9/1/2053 1,139,451
3,681,937 4.000%,  10/1/2052 3,418,535
769,596 2.000%,  11/1/2051 618,020
759,792 3.500%,  11/1/2052 686,957
3,260,244 2.000%,  12/1/2050 2,611,344
5,143,321 2.500%,  12/1/2051 4,302,431
2,254,917 4.500%,  12/1/2052 2,160,042
9,450,000 5.500%,  11/1/2040
i
9,360,216
1,125,000 6.000%,  11/1/2041
i
1,132,172
4,100,000 3.000%,  11/1/2047
i
3,529,225
1,262,504 3.500%,  12/1/2047 1,147,989
4,325,000 4.000%,  11/1/2048
i
3,995,571
2,600,000 4.500%,  11/1/2048
i
2,468,193
6,775,000 5.000%,  11/1/2048
i
6,582,798
7,800,000 3.500%,  11/1/2049
i
6,972,785
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,184,608 2.500%,  3/1/2062 3,367,383
894,784 3.500%,  7/1/2061 785,750
1,894,101 4.000%,  12/1/2061 1,736,820
Total 137,645,545
Technology  0.2%
Accenture Capital, Inc.
77,000 4.250%,  10/4/2031 74,631
170,000 4.500%,  10/4/2034 164,326
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052
a
115,643
Amentum Holdings, Inc.
57,000 7.250%,  8/1/2032
c
59,039
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 283,107
Apple, Inc.
232,000 2.650%,  2/8/2051 149,299
437,000 3.750%,  9/12/2047 354,775

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Technology  0.2% - continued
Automatic Data Processing, Inc.
$ 215,000 4.450%,  9/9/2034 $ 207,995
Block, Inc.
40,000 3.500%,  6/1/2031 35,458
166,000 6.500%,  5/15/2032
c
168,949
Boost Newco Borrower, LLC
109,000 7.500%,  1/15/2031
c
114,910
Broadcom, Inc.
210,000 5.050%,  7/12/2027 212,101
76,000 3.469%,  4/15/2034
c
66,327
266,000 3.137%,  11/15/2035
c
218,561
220,000 3.187%,  11/15/2036
c
178,740
180,000 4.926%,  5/15/2037
c
172,614
Cadence Design Systems, Inc.
83,000 4.700%,  9/10/2034 80,986
Central Parent, Inc./CDK Global,
Inc.
38,000 7.250%,  6/15/2029
c
38,144
Cisco Systems, Inc.
69,000 5.300%,  2/26/2054 69,415
70,000 4.950%,  2/26/2031 70,918
Clarivate Science Holdings
Corporation
39,000 3.875%,  7/1/2028
c
36,807
Cloud Software Group, Inc.
231,000 6.500%,  3/31/2029
c
225,586
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
c
17,804
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
c
20,658
Dell International, LLC/EMC
Corporation
144,000 6.020%,  6/15/2026 146,430
Dell, Inc.
124,000 6.500%,  4/15/2038 132,141
Dye & Durham, Ltd.
54,000 8.625%,  4/15/2029
c
57,243
Fiserv, Inc.
66,000 2.250%,  6/1/2027 62,170
137,000 2.650%,  6/1/2030 121,780
136,000 5.350%,  3/15/2031 139,105
116,000 5.600%,  3/2/2033 119,236
160,000 5.150%,  8/12/2034 158,997
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
c
3,051
44,000 7.125%,  9/30/2030
a,c
45,536
Global Payments, Inc.
142,000 5.950%,  8/15/2052 142,328
198,000 5.300%,  8/15/2029 199,602
Hewlett Packard Enterprise
Company
240,000 4.400%,  9/25/2027
a
238,123
137,000 4.850%,  10/15/2031 134,276
II-VI, Inc.
32,000 5.000%,  12/15/2029
c
30,698
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
c
73,713
101,000 4.875%,  9/15/2029
c
97,268
90,000 5.250%,  7/15/2030
c
87,018
96,000 4.500%,  2/15/2031
c
89,139
Principal
Amount Long-Term Fixed Income  8.8% Value
Technology  0.2% - continued
KLA Corporation
$ 199,000 3.300%,  3/1/2050 $ 141,720
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 34,541
Mastercard, Inc.
160,000 3.950%,  2/26/2048 133,435
Microchip Technology, Inc.
28,000 5.050%,  3/15/2029 28,102
Microsoft Corporation
95,000 3.041%,  3/17/2062 63,425
228,000 2.500%,  9/15/2050 144,642
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
c
31,918
NCR Voyix Corporation
55,000 5.000%,  10/1/2028
c
52,908
30,000 5.125%,  4/15/2029
c
28,671
Neptune Bidco US, Inc.
147,000 9.290%,  4/15/2029
c
137,376
Newfold Digital Holdings Group,
Inc.
22,000 11.750%,  10/15/2028
c
21,697
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 76,653
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 81,701
180,000 3.250%,  5/11/2041 135,089
Open Text Corporation
72,000 3.875%,  12/1/2029
c
65,686
Open Text Holdings, Inc.
105,000 4.125%,  2/15/2030
c
96,395
Oracle Corporation
132,000 6.900%,  11/9/2052 151,822
161,000 6.150%,  11/9/2029 170,325
87,000 4.700%,  9/27/2034 83,655
250,000 3.850%,  7/15/2036 216,754
380,000 4.000%,  7/15/2046 299,166
PayPal Holdings, Inc.
124,000 5.500%,  6/1/2054
a
125,274
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
c
17,808
RingCentral, Inc.
102,000 8.500%,  8/15/2030
c
107,877
Rocket Software, Inc.
44,000 9.000%,  11/28/2028
c
45,835
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 143,247
Seagate HDD Cayman
73,685 9.625%,  12/1/2032 83,977
Sensata Technologies, Inc.
21,000 3.750%,  2/15/2031
c
18,743
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
c
29,498
10,000 6.750%,  8/15/2032
c
10,260
SS&C Technologies, Inc.
65,000 5.500%,  9/30/2027
c
64,742
Texas Instruments, Inc.
133,000 5.050%,  5/18/2063 125,639

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Technology  0.2% - continued
UKG, Inc.
$ 35,000 6.875%,  2/1/2031
c
$ 35,858
Verisk Analytics, Inc.
109,000 5.250%,  6/5/2034 109,618
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
c
59,891
Visa, Inc.
225,000 2.700%,  4/15/2040 168,853
VMware, LLC
121,000 4.650%,  5/15/2027 120,795
180,000 2.200%,  8/15/2031 150,335
Xerox Holdings Corporation
9,000 5.000%,  8/15/2025
c
8,828
145,000 5.500%,  8/15/2028
c
118,909
Total 8,956,315
Transportation  <0.1%
Air Canada
118,000 3.875%,  8/15/2026
c
114,151
American Airlines Group, Inc.
23,000 3.750%,  3/1/2025
c
22,766
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
146,000 5.500%,  4/20/2026
c
145,561
54,534 5.750%,  4/20/2029
c
54,002
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
a,c
40,021
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 129,538
140,000 5.750%,  5/1/2040 147,280
100,000 4.450%,  3/15/2043 89,687
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 118,356
CSX Corporation
170,000 3.800%,  4/15/2050 132,947
DCLI Bidco, LLC
36,000 7.750%,  11/15/2029
c
36,608
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
284,000 4.750%,  10/20/2028
c
280,833
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
c
131,891
JetBlue Airways Corporation/
JetBlue Loyalty, LP
95,000 9.875%,  9/20/2031
c
98,721
Mileage Plus Holdings, LLC
182,600 6.500%,  6/20/2027
c
184,402
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 5.750%,  5/24/2026
c
149,679
Rand Parent, LLC
69,000 8.500%,  2/15/2030
a,c
68,848
RXO, Inc.
80,000 7.500%,  11/15/2027
c
82,464
Stena International SA
58,000 7.250%,  1/15/2031
c
60,212
Union Pacific Corporation
265,000 2.973%,  9/16/2062 161,614
Principal
Amount Long-Term Fixed Income  8.8% Value
Transportation  <0.1% - continued
United Airlines, Inc.
$ 74,000 4.375%,  4/15/2026
c
$ 72,722
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
c
19,469
43,000 6.375%,  2/1/2030
a,c
36,808
Total 2,378,580
U.S. Government & Agencies  2.9%
U.S. Treasury Bonds
1,018,000 3.625%,  5/15/2053 874,247
300,000 1.625%,  11/15/2050 165,809
1,500,000 4.750%,  11/15/2053 1,564,219
1,510,000 5.250%,  11/15/2028 1,571,580
1,175,000 4.375%,  5/15/2040 1,166,555
6,780,000 3.000%,  5/15/2042 5,503,453
12,618,000 2.500%,  5/15/2046 8,956,808
10,050,000 2.875%,  5/15/2049 7,481,754
U.S. Treasury Notes
17,550,000 2.875%,  5/31/2025 17,394,038
250,000 0.250%,  8/31/2025 241,601
1,600,000 4.250%,  12/31/2025 1,599,000
5,715,000 2.625%,  1/31/2026 5,602,709
3,990,000 0.500%,  2/28/2026 3,797,202
20,870,000 2.500%,  2/28/2026 20,406,947
2,100,000 4.625%,  2/28/2026 2,109,434
4,800,000 4.500%,  3/31/2026 4,816,312
4,700,000 4.375%,  7/31/2026 4,713,769
5,100,000 3.500%,  9/30/2026 5,037,844
732,000 4.625%,  10/15/2026 738,205
5,000,000 0.500%,  4/30/2027 4,572,266
4,485,000 2.250%,  11/15/2027 4,244,807
5,600,000 3.875%,  12/31/2027 5,557,125
5,100,000 3.500%,  1/31/2028 5,001,785
3,000,000 3.625%,  3/31/2028 2,951,016
7,300,000 2.875%,  5/15/2028 6,994,312
1,600,000 3.750%,  12/31/2028 1,574,500
5,100,000 3.500%,  9/30/2029 4,952,977
4,680,000 1.375%,  11/15/2031 3,870,872
1,175,000 4.125%,  11/15/2032 1,166,096
3,200,000 4.500%,  11/15/2033 3,253,250
Total 137,880,492
Utilities  0.2%
AES Corporation
265,000 3.950%,  7/15/2030
a,c
245,969
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
d
42,139
Alpha Generation, LLC
34,000 6.750%,  10/15/2032
c
34,478
American Electric Power
Company, Inc.
116,000 5.625%,  3/1/2033 118,449
American Water Capital
Corporation
135,000 5.450%,  3/1/2054 134,327
Appalachian Power Company
92,000 3.300%,  6/1/2027 88,789
Atmos Energy Corporation
82,000 5.000%,  12/15/2054 76,419

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Utilities  0.2% - continued
Berkshire Hathaway Energy
Company
$ 155,000 4.500%,  2/1/2045 $ 137,180
Calpine Corporation
115,000 4.500%,  2/15/2028
c
110,763
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 70,911
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 98,617
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 55,285
175,000 4.125%,  5/15/2049 143,190
Constellation Energy Generation,
LLC
67,000 6.125%,  1/15/2034 71,499
Consumers Energy Company
221,000 4.350%,  4/15/2049 190,599
Dominion Energy, Inc.
18,000 6.875%,  2/1/2055
d
18,834
18,000 7.000%,  6/1/2054
d
19,152
DTE Electric Company
95,000 3.700%,  3/15/2045 74,756
135,000 3.700%,  6/1/2046 106,310
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 191,272
Duke Energy Corporation
26,000 6.450%,  9/1/2054
d
26,426
214,000 5.450%,  6/15/2034 216,496
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 131,088
Edison International
187,000 5.750%,  6/15/2027 190,849
Enel Finance International NV
200,000 5.125%,  6/26/2029
c
200,878
Essential Utilities, Inc.
140,000 4.800%,  8/15/2027 140,004
Eversource Energy
166,000 4.750%,  5/15/2026 166,028
Exelon Corporation
190,000 4.700%,  4/15/2050 167,304
376,000 4.450%,  4/15/2046 320,573
FirstEnergy Corporation
165,000 4.850%,  7/15/2047 144,823
Georgia Power Company
113,000 4.950%,  5/17/2033 112,688
68,000 5.250%,  3/15/2034 69,072
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 78,411
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
c
128,096
Lightning Power, LLC
110,000 7.250%,  8/15/2032
c
114,437
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 163,104
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 79,706
Principal
Amount Long-Term Fixed Income  8.8% Value
Utilities  0.2% - continued
NextEra Energy Operating
Partners, LP
$ 133,000 3.875%,  10/15/2026
c
$ 128,216
NiSource, Inc.
18,000 6.375%,  3/31/2055
d
17,966
245,000 5.650%,  2/1/2045 246,144
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
c
25,531
35,000 5.250%,  6/15/2029
c
34,202
32,000 6.000%,  2/1/2033
c
31,823
32,000 6.250%,  11/1/2034
c
31,966
Pacific Gas and Electric Company
135,000 3.300%,  12/1/2027 128,734
137,000 5.550%,  5/15/2029 139,607
114,000 4.550%,  7/1/2030 110,669
135,000 6.950%,  3/15/2034 149,709
70,000 5.800%,  5/15/2034 71,989
PG&E Corporation
60,000 5.000%,  7/1/2028 58,521
PPL Capital Funding, Inc.
174,000 5.250%,  9/1/2034 172,618
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 112,039
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 147,275
Public Service Enterprise Group,
Inc.
133,000 5.875%,  10/15/2028 138,010
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 270,655
Southern California Edison
Company
185,000 4.000%,  4/1/2047 148,933
Southern Company
265,000 5.113%,  8/1/2027 267,173
210,000 4.850%,  3/15/2035 204,259
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 128,657
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 81,072
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
c
69,039
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
c
122,127
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 47,011
191,000 4.600%,  12/1/2048 167,229
Vistra Corporation
36,000 8.000%,  10/15/2026
c,d,j
36,978
90,000 7.000%,  12/15/2026
c,d,j
90,760
Vistra Operations Company, LLC
181,000 5.000%,  7/31/2027
c
178,619

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.8% Value
Utilities  0.2% - continued
Xcel Energy, Inc.
$ 103,000 4.600%,  6/1/2032 $ 98,869
Total 8,135,321
Total Long-Term Fixed Income
(cost $439,940,618) 417,127,217
Shares Private Equity Funds 0.9% Value
Secondary  0.9%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,g
2,329,540
1 ASF IX, LP
*,b,g
3,796,258
1 ASF VIII Sidecar (Cayman), LP
*,b,g
1,441,462
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,g
3,410,293
1 LCP X (Offshore), LP
*,b,g
19,005,354
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,g
12,771,954
Total 42,754,861
Total Private Equity Funds
(cost $32,615,817) 42,754,861
Shares
Collateral Held for Securities
Loaned 0.1% Value
6,793,106 Thrivent Cash Management Trust 6,793,106
Total Collateral Held for
Securities Loaned
(cost $6,793,106) 6,793,106
Shares or
Principal
Amount Short-Term Investments 15.7% Value
Federal Home Loan Bank Discount
Notes
7,100,000 4.914%, 11/8/2024
l,m
7,092,908
1,600,000 5.085%, 11/13/2024
l,m
1,597,403
13,500,000 4.967%, 11/15/2024
l,m
13,474,716
100,000 4.612%, 11/20/2024
l,m
99,750
2,000,000 4.954%, 11/22/2024
l,m
1,994,506
4,900,000 4.803%, 11/29/2024
l,m
4,882,257
400,000 4.540%, 1/3/2025
l,m
396,868
2,000,000 4.545%, 1/8/2025
l,m
1,983,114
1,100,000 4.530%, 1/10/2025
l,m
1,090,444
3,800,000 4.525%, 1/17/2025
l,m
3,763,732
900,000 4.500%, 1/24/2025
l,m
890,640
400,000 4.495%, 1/29/2025
l,m
395,595
Federal National Mortgage
Association Discount Notes
2,700,000 4.985%, 11/8/2024
l,m
2,697,303
Thrivent Core Short-Term Reserve
Fund
69,897,034 5.100% 698,970,337
Shares or
Principal
Amount Short-Term Investments  15.7% Value
U.S. Treasury Bills
500,000 4.952%, 11/12/2024
l,n
$ 499,287
800,000 4.549%, 12/17/2024
l,n
795,325
500,000 4.529%, 1/2/2025
l,o
496,111
Total Short-Term Investments
(cost $740,983,368) 741,120,296
Total Investments (cost
$3,793,729,728) 101.0% $4,785,572,647
Other Assets and Liabilities, Net
(1.0%) (48,760,607)
Total Net Assets 100.0% $4,736,812,040
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $58,975,524 or
1.2% of total net assets.
d Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2024.
f All or a portion of the security is insured or guaranteed.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes investments purchased on a when-issued or
delayed-delivery basis.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
o At October 31, 2024, $169,670 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of October 31,
2024 was $42,777,361 or 0.90% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 2,605,891
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,202,352
Credit Suisse Group AG 9/5/2018 225,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 2,730,000
LCP X (Offshore), LP  10/25/2023 14,557,044
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 11,520,530
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of October 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,951,685
Common Stock 3,663,029
Total lending $6,614,714
Gross amount payable upon return of
collateral for securities loaned $6,793,106
Net amounts due to counterparty $178,392
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,039,091,282
Gross unrealized depreciation (80,413,024)
Net unrealized appreciation (depreciation) $958,678,258
Cost for federal income tax purposes $3,819,417,708

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,940,161,014 1,940,161,014 – –
U.S. Unaffiliated 23,970,143 23,970,143 – –
Common Stock
Communications Services 82,135,268 82,135,268 – –
Consumer Discretionary 132,125,675 132,125,675 – –
Consumer Staples 57,506,800 57,506,800 – –
Energy 47,291,060 47,291,060 – –
Financials 196,233,218 196,233,218 – –
Health Care 151,397,907 151,397,907 – –
Industrials 189,116,476 185,946,722 3,169,754 –
Information Technology 283,682,450 280,038,788 3,643,662 –
Materials 40,961,962 39,973,268 988,694 –
Real Estate 49,975,616 49,975,616 – –
Utilities 37,943,763 37,943,763 – –
Long-Term Fixed Income
Asset-Backed Securities 9,314,264 – 9,314,264 –
Basic Materials 3,256,190 – 3,256,190 –
Capital Goods 7,729,698 – 7,729,698 –
Collateralized Mortgage Obligations 14,616,344 – 13,751,781 864,563
Commercial Mortgage-Backed Securities 3,710,391 – 3,710,391 –
Communications Services 11,569,854 – 11,569,854 –
Consumer Cyclical 12,896,725 – 12,896,725 –
Consumer Non-Cyclical 13,229,610 – 13,229,610 –
Energy 9,823,693 – 9,823,693 –
Financials 35,649,739 – 35,649,739 –
Foreign Government 334,456 – 334,456 –
Mortgage-Backed Securities 137,645,545 – 137,645,545 –
Technology 8,956,315 – 8,956,315 –
Transportation 2,378,580 – 2,378,580 –
U.S. Government & Agencies 137,880,492 – 137,880,492 –
Utilities 8,135,321 – 8,135,321 –
Private Equity Funds
Secondary 42,754,861 – – 42,754,861
Short-Term Investments 42,149,959 – 42,149,959 –
Subtotal Investments in Securities $3,734,533,389 $3,224,699,242 $466,214,723 $43,619,424
Other Investments  * Total
Affiliated Short-Term Investments 698,970,337
U.S. Affiliated Registered Investment Cos. 345,275,815
Collateral Held for Securities Loaned 6,793,106
Subtotal Other Investments $1,051,039,258
Total Investments at Value $4,785,572,647
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,784,444 9,627,503 156,941 –
Total Asset Derivatives $9,784,444 $9,627,503 $156,941 $–
Liability Derivatives
Futures Contracts 16,211,890 16,211,890 – –
Total Rate of Return Swaps 1,049,235 – 1,049,235 –
Total Liability Derivatives $17,261,125 $16,211,890 $1,049,235 $–

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling $40,359,236 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 298 December 2024 $ 33,903,808 ( $ 984,120)
CBOT 2-Yr. U.S. Treasury Note 559 December 2024 116,036,552 (913,123)
CBOT 5-Yr. U.S. Treasury Note 545 December 2024 59,693,786 (1,251,049)
CBOT U.S. Long Bond 190 December 2024 23,332,281 (918,219)
CME E-mini Russell 2000 Index 12 December 2024 1,329,671 (4,511)
CME E-mini S&P 500 Index 2,528 December 2024 716,826,824 8,519,576
CME E-mini S&P Mid-Cap 400 Index 2 December 2024 618,563 4,157
CME Ultra Long Term U.S. Treasury Bond 205 December 2024 27,224,236 (1,471,111)
ICE mini MSCI EAFE Index 443 December 2024 53,802,598 (1,745,668)
ICE US mini MSCI Emerging Markets Index 266 December 2024 14,593,430 389,020
Ultra 10-Yr. U.S. Treasury Note 149 December 2024 17,542,839 (594,089)
Total Futures Long Contracts $ 1,064,904,588 $ 1,030,863
CME E-mini Russell 2000 Index (1,296) December 2024 ( $ 139,992,094) ( $ 3,125,186)
CME E-mini S&P Mid-Cap 400 Index (852) December 2024 (260,073,906) (5,204,814)
CME Euro Foreign Exchange Currency (309) December 2024 (42,777,376) 714,750
Eurex Euro STOXX 50 Index (777) December 2024 (41,080,592) 156,941
Total Futures Short Contracts ( $ 483,923,968) ($7,458,309)
Total Futures Contracts $ 580,980,620 ($6,427,446)
The following table presents Moderately Aggressive Allocation Fund's total rate of return swap contracts held as of October 31, 2024.
Investments totaling $1,216,901 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Rate of
Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 12,499,636 ( $ 1,049,235) $ – ( $ 1,049,235)
Total Rate of Return Swaps ( $ 1,049,235) $ – ($1,049,235)
# Payment made on Termination Date

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 714,750
Total Foreign Exchange Contracts 714,750
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 9,069,694
Total Equity Contracts 9,069,694
Total Asset Derivatives $9,784,444
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 10,080,179
Total Rate of Return Swaps Net Assets - Distributable earnings/(accumulated loss) 1,049,235
Total Equity Contracts 11,129,414
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,131,711
Total Interest Rate Contracts 6,131,711
Total Liability Derivatives $17,261,125
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,852,040
Total Interest Rate Contracts 2,852,040
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 85,657,117
Total Rate of Return Swaps Net realized gains/(losses) on Swap agreements 164,554
Total Equity Contracts 85,821,671
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (489,971)
Total Foreign Exchange Contracts (489,971)
Total $88,183,740
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 227,602
Total Foreign Exchange Contracts 227,602
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 6,865,608
Total Rate of Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (1,049,235)
Total Equity Contracts 5,816,373
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (219,131)
Total Interest Rate Contracts (219,131)
Total $5,824,844

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended October
31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $838,458,451
Futures - Short (484,900,186)
Total Rate of Return Swaps - Short (214,492)
Interest Rate Contracts
Futures - Long 194,241,901
Futures - Short (138,407)
Foreign Exchange Contracts
Futures - Short (40,348,827)

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,392 $2,074 $4,262 $34,381 4,183 0.7%
Core Emerging Markets Equity 58,290 2,098 – 73,130 7,455 1.5
Core International Equity 68,886 36,704 – 121,163 11,177 2.6
Core Low Volatility Equity 65,683 5,718 68,100 3,474 287 0.1
Core Mid Cap Value 49,155 1,031 – 63,770 5,423 1.4
Core Small Cap Value 54,964 1,017 26,600 49,357 4,248 1.0
Global Stock, Class S 172,211 10,842 – 226,130 7,540 4.8
High Yield, Class S 22,778 1,532 546 25,446 6,016 0.5
Income, Class S 64,051 3,255 231 73,122 8,961 1.6
International Allocation, Class S 239,607 8,164 – 293,763 26,901 6.2
Large Cap Growth, Class S 353,699 11,918 – 508,359 23,160 10.7
Large Cap Value, Class S 325,897 12,554 – 423,212 13,300 8.9
Limited Maturity Bond, Class S 38,497 1,591 198 41,561 3,357 0.9
Mid Cap Stock, Class S 227,754 3,898 24,000 268,198 7,171 5.7
Small Cap Stock, Class S 60,731 333 – 80,371 2,470 1.7
Total U.S. Affiliated Registered Investment
Companies 1,834,595 2,285,437 48.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% 498,724 1,173,728 973,482 698,970 69,897 14.8
Total Affiliated Short-Term Investments 498,724 698,970 14.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,765 181,550 179,522 6,793 6,793 0.1
Total Collateral Held for Securities Loaned 4,765 6,793 0.1
Total Value $2,338,084 $2,991,200
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,053) $5,230 $– $2,074
Core Emerging Markets Equity – 12,742 – 2,098
Core International Equity – 15,573 – 2,705
Core Low Volatility Equity Fund 6,169 (5,996) 4,189 1,528
Core Mid Cap Value – 13,584 230 802
Core Small Cap Value 4,361 15,615 – 1,018
Global Stock, Class S – 43,077 6,988 3,853
High Yield, Class S (95) 1,777 – 1,532
Income, Class S (61) 6,108 – 3,077
International Allocation, Class S – 45,992 – 8,164
Large Cap Growth, Class S – 142,742 11,918 –
Large Cap Value, Class S – 84,761 6,425 6,128
Limited Maturity Bond, Class S (7) 1,678 – 1,513
Mid Cap Stock, Class S 242 60,304 2,718 1,180
Small Cap Stock, Class S – 19,307 – 333
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% – – – 36,457
Total Income/Non Cash Income from Affiliated Investments $72,462
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 38
Total Affiliated Income from Securities Loaned, Net $38
Total $9,556 $462,494 $32,468

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   40.4% Value
U.S. Affiliated   39.9%
3,910,964 Thrivent Core Emerging Markets
Debt Fund $ 32,148,121
905,202 Thrivent Core Emerging Markets
Equity Fund 8,880,032
1,488,257 Thrivent Core International Equity
Fund 16,132,709
57,355 Thrivent Core Low Volatility Equity
Fund 693,416
624,010 Thrivent Core Mid Cap Value Fund 7,338,353
170,320 Thrivent Core Small Cap Value
Fund 1,979,119
76,559 Thrivent Global Stock Fund, Class
S 2,295,999
5,629,252 Thrivent High Yield Fund, Class S 23,811,735
8,461,781 Thrivent Income Fund, Class S 69,048,136
2,348,635 Thrivent International Allocation
Fund, Class S 25,647,096
3,242,058 Thrivent Large Cap Growth Fund,
Class S 71,163,173
3,555,854 Thrivent Large Cap Value Fund,
Class S 113,147,266
3,157,592 Thrivent Limited Maturity Bond
Fund, Class S 39,090,988
695,529 Thrivent Mid Cap Stock Fund,
Class S 26,012,776
265,427 Thrivent Small Cap Stock Fund,
Class S 8,636,984
Total 446,025,903
U.S. Unaffiliated   0.5%
1,789 Invesco QQQ Trust Series 1 865,608
8,000 Invesco Senior Loan ETF 167,920
16,500 iShares Broad USD High Yield
Corporate Bond ETF 612,645
5,485 SPDR S&P 500 ETF Trust 3,118,990
849 SPDR S&P Biotech ETF 82,378
Total 4,847,541
Total Registered Investment
Companies (cost $321,601,931) 450,873,444
Principal
Amount Long-Term Fixed Income 35.0% Value
Asset-Backed Securities  0.8%
720 East CLO, Ltd.
$ 600,000
7.867%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
a,b
604,079
175,000
8.867%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,b
175,899
Access Group, Inc.
24,157
5.471%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
24,026
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
448,225
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
306,751
Principal
Amount Long-Term Fixed Income  35.0% Value
Asset-Backed Securities  0.8% - continued
CarVal CLO I, Ltd.
$ 400,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
$ 401,074
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
273,488
Commonbond Student Loan Trust
17,731
5.352%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
17,482
Dryden 36 Senior Loan Fund
375,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
375,613
Foundation Finance Trust
126,183
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
116,659
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
537,679
GSAA Home Equity Trust
886,348
4.305%,  8/25/2034, Ser.
2004-10, Class M2
b
805,184
Home Partners of America Trust
576,337
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
543,508
462,782
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
396,294
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
480,919
HTAP
339,358
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
336,691
HTAP Issuer Trust
372,223
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
363,535
Laurel Road Prime Student Loan
Trust
152,381
5.940%,  11/25/2043, Ser.
2018-D, Class A
a,b
142,164
MFA Trust
347,034
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
347,179
National Collegiate Trust
73,873
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
72,056
Oak Street Investment
367,765
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
352,222
Sunnova Hestia II Issuer, LLC
339,786
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
339,583
Unlock HEA Trust
333,063
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
329,254
425,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
415,409

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Asset-Backed Securities  0.8% - continued
VCAT Asset Securitization, LLC
$ 142,594
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,c
$ 142,503
Vericrest Opportunity Loan
Transferee
91,007
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,c
90,719
206,694
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,c
201,647
85,121
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,c
85,023
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
235,486
Wind River CLO, Ltd.
275,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
275,377
Total 9,235,728
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
59,000 8.625%,  6/15/2029
a
62,288
ATI, Inc.
69,000 7.250%,  8/15/2030 71,504
Avient Corporation
30,000 6.250%,  11/1/2031
a
30,088
Cascades, Inc./Cascades USA,
Inc.
90,000 5.125%,  1/15/2026
a
89,514
Cerdia Finanz GmbH
48,000 9.375%,  10/3/2031
a
49,366
Chemours Company
125,000 5.750%,  11/15/2028
a
115,384
Cleveland-Cliffs, Inc.
38,000 5.875%,  6/1/2027 37,975
80,000 4.625%,  3/1/2029
a,e
74,952
46,000 6.875%,  11/1/2029
a
46,178
75,000 4.875%,  3/1/2031
a
69,207
27,000 7.375%,  5/1/2033
a
27,200
35,000 6.250%,  10/1/2040 32,070
Consolidated Energy Finance SA
207,000 5.625%,  10/15/2028
a
168,690
Eastman Chemical Company
83,000 5.000%,  8/1/2029 83,248
First Quantum Minerals, Ltd.
43,000 6.875%,  10/15/2027
a
42,711
FMC Corporation
135,000 5.150%,  5/18/2026 135,330
FMG Resources August 2006, Pty.
Ltd.
21,000 4.500%,  9/15/2027
a
20,443
35,000 5.875%,  4/15/2030
a
34,832
36,000 6.125%,  4/15/2032
a
36,119
Glatfelter Corporation
46,000 7.250%,  11/15/2031
a
45,609
Glencore Funding, LLC
193,000 4.000%,  3/27/2027
a
189,337
135,000 6.125%,  10/6/2028
a
140,651
Principal
Amount Long-Term Fixed Income  35.0% Value
Basic Materials  0.3% - continued
Hecla Mining Company
$ 55,000 7.250%,  2/15/2028 $ 55,652
Hudbay Minerals, Inc.
58,000 4.500%,  4/1/2026
a
57,276
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
41,000 9.000%,  7/1/2028
a
41,532
INEOS Finance plc
104,000 7.500%,  4/15/2029
a
107,297
International Flavors & Fragrances,
Inc.
143,000 1.230%,  10/1/2025
a
138,251
Mercer International, Inc.
41,000 5.125%,  2/1/2029 35,385
Methanex Corporation
54,000 4.250%,  12/1/2024 53,852
52,000 5.125%,  10/15/2027 50,606
35,000 5.250%,  12/15/2029 33,779
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
a
58,956
Mosaic Company
128,000 5.375%,  11/15/2028 130,223
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 50,795
Novelis Corporation
15,000 3.250%,  11/15/2026
a
14,432
36,000 4.750%,  1/30/2030
a
33,727
45,000 3.875%,  8/15/2031
a
39,520
SCIL IV, LLC/SCIL USA Holdings,
LLC
72,000 5.375%,  11/1/2026
a
71,120
Sherwin-Williams Company
89,000 4.800%,  9/1/2031 88,046
Smurfit Kappa Treasury, ULC
133,000 5.777%,  4/3/2054
a
134,280
SNF Group SACA
105,000 3.375%,  3/15/2030
a
94,125
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
a
90,297
Taseko Mines, Ltd.
72,000 8.250%,  5/1/2030
a
74,401
Tronox, Inc.
36,000 4.625%,  3/15/2029
a,e
32,662
WR Grace Holdings, LLC
27,000 4.875%,  6/15/2027
a
26,493
Total 3,115,403
Capital Goods  0.7%
Advanced Drainage Systems, Inc.
71,000 6.375%,  6/15/2030
a
71,569
AECOM
71,000 5.125%,  3/15/2027 70,620
Amsted Industries, Inc.
75,000 5.625%,  7/1/2027
a
74,481
15,000 4.625%,  5/15/2030
a
13,992
BAE Systems plc
200,000 5.250%,  3/26/2031
a
203,142
Ball Corporation
43,000 3.125%,  9/15/2031 37,162

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Capital Goods  0.7% - continued
Boeing Company
$ 303,000 5.930%,  5/1/2060 $ 282,422
156,000 5.040%,  5/1/2027 155,424
81,000 6.259%,  5/1/2027
a
82,865
90,000 6.388%,  5/1/2031
a
94,166
325,000 5.705%,  5/1/2040 312,640
Bombardier, Inc.
16,000 7.875%,  4/15/2027
a
16,032
85,000 6.000%,  2/15/2028
a
84,905
41,000 7.250%,  7/1/2031
a
42,359
100,000 7.000%,  6/1/2032
a,e
102,380
Brand Industrial Services, Inc.
81,000 10.375%,  8/1/2030
a
85,872
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
a
66,875
Camelot Return Merger Sub, Inc.
52,000 8.750%,  8/1/2028
a
52,240
Canpack SA/Canpack US, LLC
112,000 3.875%,  11/15/2029
a
101,884
Carrier Global Corporation
154,000 2.700%,  2/15/2031 135,209
Chart Industries, Inc.
103,000 7.500%,  1/1/2030
a
107,128
Clean Harbors, Inc.
70,000 6.375%,  2/1/2031
a
70,526
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
a
14,066
67,000 6.875%,  1/15/2030
a
67,976
Cornerstone Building Brands, Inc.
18,000 9.500%,  8/15/2029
a
18,530
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,921
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
a
109,838
ESAB Corporation
67,000 6.250%,  4/15/2029
a
68,180
GFL Environmental, Inc.
37,000 3.750%,  8/1/2025
a
36,634
72,000 4.000%,  8/1/2028
a
68,095
145,000 3.500%,  9/1/2028
a
135,947
H&E Equipment Services, Inc.
118,000 3.875%,  12/15/2028
a
108,956
Herc Holdings, Inc.
22,000 5.500%,  7/15/2027
a
21,855
57,000 6.625%,  6/15/2029
a
58,320
Honeywell International, Inc.
188,000 4.700%,  2/1/2030 188,634
Ingersoll Rand, Inc.
138,000 5.176%,  6/15/2029 139,975
34,000 5.700%,  8/14/2033 35,329
John Deere Capital Corporation
169,000 4.400%,  9/8/2031 164,980
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 116,972
40,000 6.150%,  9/1/2036 43,954
Martin Marietta Materials, Inc.
68,000 5.150%,  12/1/2034 67,501
Principal
Amount Long-Term Fixed Income  35.0% Value
Capital Goods  0.7% - continued
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
$ 22,000 6.750%,  4/1/2032
a
$ 22,379
MIWD Holdco II, LLC
25,000 5.500%,  2/1/2030
a
23,886
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
a
53,999
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
a
102,368
New Enterprise Stone and Lime
Company, Inc.
117,000 5.250%,  7/15/2028
a
113,217
Nordson Corporation
134,000 5.600%,  9/15/2028 137,839
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 242,305
OI European Group BV
75,000 4.750%,  2/15/2030
a
67,946
Owens-Brockway Glass Container,
Inc.
55,000 6.625%,  5/13/2027
a
54,728
28,000 7.375%,  6/1/2032
a
27,395
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
32,917
Quanta Services, Inc.
106,000 4.750%,  8/9/2027 105,816
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026 171,781
Resideo Funding, Inc.
72,000 6.500%,  7/15/2032
a
72,463
Reworld Holding Corporation
44,000 4.875%,  12/1/2029
a
41,096
Roller Bearing Company of
America, Inc.
78,000 4.375%,  10/15/2029
a
73,288
RTX Corporation
44,000 6.400%,  3/15/2054 49,516
110,000 4.125%,  11/16/2028 107,577
200,000 4.450%,  11/16/2038 182,588
177,000 4.500%,  6/1/2042 157,594
Sealed Air Corporation/Sealed Air
Corporation (US)
55,000 6.125%,  2/1/2028
a
55,585
Smyrna Ready Mix Concrete, LLC
97,000 8.875%,  11/15/2031
a
101,888
Sonoco Products Company
123,000 4.600%,  9/1/2029 119,950
Spirit AeroSystems, Inc.
36,000 3.850%,  6/15/2026 34,919
107,000 9.750%,  11/15/2030
a
118,778
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
24,794
Standard Industries, Inc./NY
35,000 4.750%,  1/15/2028
a
33,757
35,000 3.375%,  1/15/2031
a
30,383
Summit Materials, LLC/Summit
Materials Finance Corporation
28,000 7.250%,  1/15/2031
a
29,091
Textron, Inc.
197,000 3.375%,  3/1/2028 187,643

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Capital Goods  0.7% - continued
Trane Technologies Financing, Ltd.
$ 82,000 5.100%,  6/13/2034 $ 82,913
TransDigm, Inc.
50,000 6.750%,  8/15/2028
a
51,073
117,000 7.125%,  12/1/2031
a
121,068
100,000 6.625%,  3/1/2032
a
101,693
90,000 6.000%,  1/15/2033
a
89,214
Trivium Packaging Finance
53,000 5.500%,  8/15/2026
a
52,534
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 117,483
90,000 4.000%,  7/15/2030 83,115
Veralto Corporation
136,000 5.350%,  9/18/2028 138,515
WESCO Distribution, Inc.
69,000 7.250%,  6/15/2028
a
70,624
36,000 6.375%,  3/15/2029
a
36,734
25,000 6.625%,  3/15/2032
a
25,619
Total 7,329,627
Collateralized Mortgage Obligations  1.3%
A&D Mortgage Trust
369,767
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
372,654
Alternative Loan Trust
116,274
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 60,927
BINOM Securitization Trust
215,202
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,b
187,905
CHL Mortgage Pass-Through Trust
482,145
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 211,240
CHNGE Mortgage Trust
308,156
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
309,472
457,362
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
455,354
Citicorp Mortgage Securities, Inc.
188,900
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 168,921
COLT Mortgage Loan Trust
417,542
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
367,043
Countrywide Alternative Loan Trust
124,423
4.447%,  10/25/2035, Ser.
2005-43, Class 4A1
b
102,235
378,294
7.000%,  10/25/2037, Ser.
2007-24, Class A10 129,802
Countrywide Home Loans, Inc.
74,807
5.750%,  4/25/2037, Ser.
2007-3, Class A27 34,288
Credit Suisse Mortgage Trust
229,263
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
229,263
261,618
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
221,657
Federal Home Loan Mortgage
Corporation - REMIC
942,898
4.000%,  1/25/2051, Ser.
5249, Class LA 913,856
Principal
Amount Long-Term Fixed Income  35.0% Value
Collateralized Mortgage Obligations  1.3% -
continued
$ 900,000
5.000%,  9/25/2054, Ser.
5473, Class HL
f
$ 864,563
176,933
3.000%,  2/15/2033, Ser.
4170, Class IG
g
12,706
197,948
3.000%,  3/15/2033, Ser.
4180, Class PI
g
17,532
699,548
4.500%,  10/15/2033, Ser.
2695, Class BH 693,192
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 514,449
Federal National Mortgage
Association - REMIC
719,410
4.500%,  6/25/2052, Ser.
2022-43, Class MA 709,743
688,947
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 555,212
183,661
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
4,918
Flagstar Mortgage Trust
238,806
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
211,457
GCAT Trust
348,777
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
310,867
672,452
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
667,532
GS Mortgage-Backed Securities
Trust
603,266
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,b
507,466
GSR Mortgage Loan Trust
288,703
5.809%,  9/25/2034, Ser.
2004-11, Class 2A2
b
278,098
J.P. Morgan Mortgage Trust
441,206
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,b
356,377
334,001
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
274,875
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
354,488
250,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
252,307
Mello Mortgage Capital
Acceptance
496,397
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,b
401,887
Merrill Lynch Alternative Note
Asset Trust
77,527
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 27,346
New Residential Mortgage Loan
Trust
968,828
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,b
782,556
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,b
307,731
Palisades Mortgage Loan Trust
333,318
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
331,225

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Collateralized Mortgage Obligations  1.3% -
continued
PRPM, LLC
$ 325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
$ 298,380
Residential Accredit Loans, Inc.
Trust
72,572
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 63,088
Residential Asset Securitization
Trust
397,669
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 225,224
Roc Mortgage Trust
240,920
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
240,429
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
526,778
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
449,587
Sequoia Mortgage Trust
194,396
3.912%,  9/20/2046, Ser.
2007-1, Class 4A1
b
133,277
TRK Trust
322,863
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
278,559
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
347,583
Vericrest Opportunity Loan
Transferee
114,615
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,c
114,398
Verus Securitization Trust
191,102
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
167,732
Total 15,046,179
Commercial Mortgage-Backed Securities  0.3%
BANK 2022-BNK39
2,730,883
0.420%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
68,672
BBCMS Mortgage Trust
3,981,801
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
287,983
2,909,441
1.811%,  10/15/2053, Ser.
2020-C8, Class XA
b,g
221,115
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
975,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
994,917
450,000
4.791%,  9/25/2029, Ser.
K529, Class A2
d
453,123
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,000,000
4.489%,  12/25/2034, Ser.
K165, Class A2 979,646
Principal
Amount Long-Term Fixed Income  35.0% Value
Commercial Mortgage-Backed Securities  0.3%
- continued
Morgan Stanley Capital I Trust
$ 2,599,003
1.783%,  7/15/2053, Ser.
2020-HR8, Class XA
b,g
$ 206,404
ROCK Trust
375,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
a
373,438
Total 3,585,298
Communications Services  1.0%
AMC Networks, Inc.
85,000 10.250%,  1/15/2029
a
87,550
American Tower Corporation
75,000 3.375%,  10/15/2026 73,187
135,000 5.800%,  11/15/2028 139,367
135,000 2.900%,  1/15/2030 122,190
87,000 5.650%,  3/15/2033 89,132
AT&T, Inc.
135,000 5.700%,  3/1/2057 132,543
204,000 3.650%,  6/1/2051 148,294
301,000 3.500%,  9/15/2053 209,774
135,000 5.400%,  2/15/2034 137,068
200,000 4.900%,  8/15/2037 191,130
CCO Holdings, LLC/CCO Holdings
Capital Corporation
160,000 5.125%,  5/1/2027
a
156,666
16,000 5.000%,  2/1/2028
a
15,486
57,000 5.375%,  6/1/2029
a
54,409
115,000 4.750%,  3/1/2030
a
104,612
141,000 4.500%,  8/15/2030
a
125,933
54,000 4.250%,  2/1/2031
a
46,860
134,000 4.750%,  2/1/2032
a
115,850
36,000 4.500%,  6/1/2033
a
29,937
125,000 4.250%,  1/15/2034
a
99,864
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
453,000 4.200%,  3/15/2028 436,520
147,000 6.100%,  6/1/2029 150,132
360,000 3.500%,  6/1/2041 246,416
Clear Channel Outdoor Holdings,
Inc.
90,000 7.875%,  4/1/2030
a
91,763
Clear Channel Worldwide
Holdings, Inc.
70,000 5.125%,  8/15/2027
a
67,862
Comcast Corporation
204,000 5.350%,  5/15/2053 197,724
145,000 4.400%,  8/15/2035 136,136
240,000 4.750%,  3/1/2044 217,743
Crown Castle, Inc.
133,000 4.900%,  9/1/2029 132,074
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 399,152
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
240,000 5.875%,  8/15/2027
a
231,078
Frontier Communications
Holdings, LLC
124,000 5.875%,  10/15/2027
a
123,734
35,000 8.625%,  3/15/2031
a
37,513

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Communications Services  1.0% - continued
GCI, LLC
$ 100,000 4.750%,  10/15/2028
a
$ 94,377
Gray Television, Inc.
62,000 7.000%,  5/15/2027
a,e
60,323
100,000 10.500%,  7/15/2029
a
103,873
Iliad Holding SASU
61,000 6.500%,  10/15/2026
a
61,487
93,000 8.500%,  4/15/2031
a
99,070
Intelsat Jackson Holdings SA
92,000 6.500%,  3/15/2030
a
86,442
Lamar Media Corporation
56,000 3.625%,  1/15/2031 49,980
LCPR Senior Secured Financing
DAC
141,000 6.750%,  10/15/2027
a
132,162
Level 3 Financing, Inc.
34,589 10.500%,  4/15/2029
a
38,510
34,589 11.000%,  11/15/2029
a
39,031
49,000 10.500%,  5/15/2030
a,e
53,594
17,000 10.750%,  12/15/2030
a
18,995
43,000 4.000%,  4/15/2031
a,e
32,465
Lumen Technologies, Inc.
19,917 4.125%,  4/15/2030
a
16,880
McGraw-Hill Education, Inc.
104,000 5.750%,  8/1/2028
a
101,925
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 105,734
185,000 5.400%,  8/15/2054 185,846
182,000 4.550%,  8/15/2031 180,641
Netflix, Inc.
138,000 5.375%,  11/15/2029
a
141,815
180,000 4.875%,  6/15/2030
a
181,033
News Corporation
58,000 3.875%,  5/15/2029
a
53,975
Nexstar Media, Inc.
43,000 5.625%,  7/15/2027
a
42,256
54,000 4.750%,  11/1/2028
a,e
50,767
Omnicom Group, Inc.
90,000 4.200%,  6/1/2030 87,092
Optics Bidco SPA
125,000 6.000%,  9/30/2034
a
121,849
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
10,000 4.625%,  3/15/2030
a
9,302
Paramount Global
30,000 6.375%,  3/30/2062
b
27,774
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
a
78,486
Rogers Communications, Inc.
166,000 5.000%,  2/15/2029 166,065
218,000 5.300%,  2/15/2034 216,271
Sinclair Television Group, Inc.
32,000 4.125%,  12/1/2030
a,e
24,520
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
a
107,796
65,000 4.000%,  7/15/2028
a
60,728
55,000 4.125%,  7/1/2030
a
49,206
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 405,028
Principal
Amount Long-Term Fixed Income  35.0% Value
Communications Services  1.0% - continued
Take-Two Interactive Software, Inc.
$ 81,000 5.600%,  6/12/2034 $ 82,374
TEGNA, Inc.
110,000 4.625%,  3/15/2028 103,292
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 234,773
200,000 4.850%,  1/15/2029 200,278
210,000 4.375%,  4/15/2040 185,800
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
16,000 10.500%,  2/15/2028
a
17,043
109,000 4.750%,  4/15/2028
a
100,197
Univision Communications, Inc.
14,000 8.000%,  8/15/2028
a
14,227
115,000 4.500%,  5/1/2029
a
102,093
52,000 7.375%,  6/30/2030
a
49,923
18,000 8.500%,  7/31/2031
a
17,693
Urban One, Inc.
21,000 7.375%,  2/1/2028
a
15,575
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 123,729
475,000 2.650%,  11/20/2040 331,957
310,000 3.400%,  3/22/2041 239,951
Viasat, Inc.
57,000 6.500%,  7/15/2028
a,e
42,990
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
a
36,105
Virgin Media Secured Finance plc
88,000 5.500%,  5/15/2029
a
83,225
VMED O2 UK Financing I plc
42,000 4.750%,  7/15/2031
a
36,373
36,000 7.750%,  4/15/2032
a
36,043
Vodafone Group plc
52,000 5.125%,  6/4/2081
b
41,509
143,000 5.750%,  6/28/2054 141,756
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
a
125,678
Warnermedia Holdings, Inc.
313,000 4.054%,  3/15/2029 292,408
230,000 5.050%,  3/15/2042 183,550
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
38,000 7.750%,  8/15/2028
a
38,210
29,000 8.250%,  10/1/2031
a
29,363
Zayo Group Holdings, Inc.
50,000 4.000%,  3/1/2027
a,e
44,500
Zegona Finance plc
64,000 8.625%,  7/15/2029
a
67,600
Ziggo Bond Company BV
41,000 5.125%,  2/28/2030
a,e
37,109
Ziggo BV
38,000 4.875%,  1/15/2030
a
35,235
Total 10,923,556
Consumer Cyclical  1.1%
1011778 B.C., ULC/New Red
Finance, Inc.
25,000 3.875%,  1/15/2028
a
23,829
55,000 4.375%,  1/15/2028
a
52,897

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
$ 37,000 6.125%,  6/15/2029
a
$ 37,646
64,000 5.625%,  9/15/2029
a
63,838
Adient Global Holdings, Ltd.
24,000 8.250%,  4/15/2031
a
24,862
ADT Security Corporation
57,000 4.125%,  8/1/2029
a
53,297
57,000 4.875%,  7/15/2032
a
53,120
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
170,000 4.625%,  6/1/2028
a
159,465
Allison Transmission, Inc.
28,000 3.750%,  1/30/2031
a
24,849
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 179,604
American Axle & Manufacturing,
Inc.
99,000 5.000%,  10/1/2029
e
89,571
American Honda Finance
Corporation
187,000 5.050%,  7/10/2031 187,668
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
19,000 7.000%,  4/15/2030
a
16,650
Arko Corporation
63,000 5.125%,  11/15/2029
a,e
58,034
Asbury Automotive Group, Inc.
61,000 5.000%,  2/15/2032
a
56,194
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
a
65,427
20,000 4.625%,  4/1/2030
a
18,419
Aston Martin Capital Holdings, Ltd.
62,000 10.000%,  3/31/2029
a
60,232
Beazer Homes USA, Inc.
59,000 7.500%,  3/15/2031
a
60,654
Belron UK Finance plc
30,000 5.750%,  10/15/2029
a
30,060
BorgWarner, Inc.
81,000 4.950%,  8/15/2029 80,678
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
a
97,995
Boyne USA, Inc.
57,000 4.750%,  5/15/2029
a
54,356
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
52,000 4.875%,  2/15/2030
a
48,361
Caesars Entertainment, Inc.
155,000 4.625%,  10/15/2029
a,e
145,319
43,000 6.500%,  2/15/2032
a
43,607
39,000 6.000%,  10/15/2032
a
38,042
Carnival Corporation
43,000 7.625%,  3/1/2026
a
43,301
190,000 5.750%,  3/1/2027
a
190,569
83,000 4.000%,  8/1/2028
a
79,119
70,000 6.000%,  5/1/2029
a
70,115
Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
$ 17,000 5.375%,  4/15/2027 $ 16,871
82,000 5.250%,  7/15/2029 78,989
Choice Hotels International, Inc.
38,000 3.700%,  12/1/2029 35,242
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
a
67,912
41,000 6.750%,  5/1/2031
a
41,741
Clarios Global, LP/Clarios US
Finance Company, Inc.
48,000 6.750%,  5/15/2028
a
49,134
Crocs, Inc.
35,000 4.250%,  3/15/2029
a
32,102
Cushman & Wakefield US
Borrower, LLC
17,000 6.750%,  5/15/2028
a
17,092
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
a
201,440
Dana, Inc.
35,000 5.625%,  6/15/2028 33,970
52,000 4.250%,  9/1/2030 45,469
52,000 4.500%,  2/15/2032 44,480
eG Global Finance plc
17,000 12.000%,  11/30/2028
a
18,902
Expedia Group, Inc.
305,000 3.250%,  2/15/2030 281,898
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 198,212
200,000 5.850%,  5/17/2027 201,897
203,000 2.900%,  2/10/2029 181,236
169,000 7.122%,  11/7/2033 178,386
Forestar Group, Inc.
36,000 3.850%,  5/15/2026
a
35,086
Gap, Inc.
25,000 3.625%,  10/1/2029
a
22,436
Garrett Motion Holdings, Inc./
Garrett LX I SARL
68,000 7.750%,  5/31/2032
a
67,874
General Motors Company
165,000 6.125%,  10/1/2025 166,519
General Motors Financial
Company, Inc.
65,000 5.400%,  5/8/2027 65,719
233,000 5.800%,  1/7/2029 238,523
177,000 4.900%,  10/6/2029 174,535
112,000 5.600%,  6/18/2031 112,855
GLP Capital, LP
255,000 5.750%,  6/1/2028 258,994
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
35,000 3.500%,  3/1/2029
a
32,301
Goodyear Tire & Rubber Company
35,000 4.875%,  3/15/2027 33,770
36,000 5.000%,  7/15/2029
e
32,594
Group 1 Automotive, Inc.
27,000 6.375%,  1/15/2030
a
27,121
Hanesbrands, Inc.
40,000 4.875%,  5/15/2026
a
39,515

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
$ 20,000 9.000%,  2/15/2031
a,e
$ 21,429
Harley-Davidson Financial
Services, Inc.
126,000 5.950%,  6/11/2029
a
126,288
Hilton Domestic Operating
Company, Inc.
159,000 4.875%,  1/15/2030 154,062
17,000 4.000%,  5/1/2031
a
15,486
101,000 3.625%,  2/15/2032
a
88,653
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
123,000 5.000%,  6/1/2029
a
115,112
Home Depot, Inc.
205,000 5.400%,  9/15/2040 208,020
120,000 4.250%,  4/1/2046 103,243
345,000 3.900%,  6/15/2047 279,360
Hyundai Capital America
225,000 1.800%,  1/10/2028
a
203,763
113,000 5.300%,  6/24/2029
a
113,920
International Game Technology plc
121,000 5.250%,  1/15/2029
a
118,882
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
a
55,118
Jaguar Land Rover Automotive plc
41,000 5.500%,  7/15/2029
a
40,012
KB Home
105,000 4.800%,  11/15/2029 101,019
20,000 4.000%,  6/15/2031 18,080
L Brands, Inc.
150,000 6.625%,  10/1/2030
a
150,194
30,000 6.875%,  11/1/2035 30,450
Las Vegas Sands Corporation
93,000 5.900%,  6/1/2027 94,470
Life Time, Inc.
51,000 6.000%,  11/15/2031
a,h
50,783
Light & Wonder International, Inc.
60,000 7.250%,  11/15/2029
a
61,346
Live Nation Entertainment, Inc.
38,000 4.750%,  10/15/2027
a
36,980
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 134,785
184,000 2.625%,  4/1/2031 161,509
Macy's Retail Holdings, LLC
69,000 5.875%,  4/1/2029
a,e
67,422
35,000 6.125%,  3/15/2032
a
33,441
40,000 4.500%,  12/15/2034 33,408
Marriott International, Inc./MD
205,000 4.625%,  6/15/2030 202,192
Match Group Holdings II, LLC
40,000 4.125%,  8/1/2030
a
36,372
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
a
75,839
McDonald's Corporation
282,000 4.450%,  3/1/2047 243,345
Melco Resorts Finance, Ltd.
96,000 5.375%,  12/4/2029
a
87,700
90,000 7.625%,  4/17/2032
a
91,115
MGM Resorts International
36,000 4.625%,  9/1/2026 35,676
37,000 6.125%,  9/15/2029 36,869
Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
Michaels Companies, Inc.
$ 51,000 5.250%,  5/1/2028
a
$ 36,699
NCL Corporation, Ltd.
40,000 5.875%,  3/15/2026
a
39,956
90,000 5.875%,  2/15/2027
a
89,907
Nordstrom, Inc.
33,000 4.375%,  4/1/2030 29,913
46,000 4.250%,  8/1/2031 40,472
Parkland Corporation
37,000 6.625%,  8/15/2032
a
36,923
PENN Entertainment, Inc.
85,000 4.125%,  7/1/2029
a,e
76,416
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
a
118,830
35,000 7.750%,  2/15/2029
a
33,971
Phinia, Inc.
53,000 6.625%,  10/15/2032
a
52,826
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
112,000 5.750%,  4/15/2026
a
112,027
QVC, Inc.
22,000 6.875%,  4/15/2029
a,e
18,952
Rakuten Group, Inc.
52,000 11.250%,  2/15/2027
a
56,550
60,000 9.750%,  4/15/2029
a
64,890
Raven Acquisition Holdings, LLC
36,000 6.875%,  11/15/2031
a,h
35,904
Royal Caribbean Cruises, Ltd.
184,000 4.250%,  7/1/2026
a
180,494
24,000 5.625%,  9/30/2031
a
23,902
27,000 6.000%,  2/1/2033
a
27,166
S&S Holdings, LLC
32,000 8.375%,  10/1/2031
a
32,080
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
39,000 6.625%,  3/1/2030
a
38,021
SeaWorld Parks and
Entertainment, Inc.
84,000 5.250%,  8/15/2029
a
80,674
Service Corporation International/
US
35,000 3.375%,  8/15/2030 31,017
25,000 4.000%,  5/15/2031 22,546
56,000 5.750%,  10/15/2032 55,010
Six Flags Entertainment
Corporation
17,000 7.250%,  5/15/2031
a
17,426
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
17,000 6.625%,  5/1/2032
a
17,321
Six Flags Theme Parks, Inc.
25,000 7.000%,  7/1/2025
a,e
24,979
Sonic Automotive, Inc.
44,000 4.875%,  11/15/2031
a
39,563
Staples, Inc.
71,000 10.750%,  9/1/2029
a
68,656
Station Casinos, LLC
74,000 4.625%,  12/1/2031
a
67,243
Target Corporation
204,000 2.950%,  1/15/2052 135,939

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Cyclical  1.1% - continued
Tenneco, Inc.
$ 75,000 8.000%,  11/17/2028
a
$ 69,450
Toyota Motor Credit Corporation
149,000 4.350%,  10/8/2027 148,431
64,000 4.800%,  1/5/2034 63,085
Uber Technologies, Inc.
118,000 5.350%,  9/15/2054 112,534
141,000 4.800%,  9/15/2034 136,687
VICI Properties, LP/VICI Note
Company, Inc.
224,000 4.625%,  6/15/2025
a
222,788
69,000 5.750%,  2/1/2027
a
69,473
99,000 4.125%,  8/15/2030
a
91,731
Victoria's Secret & Company
82,000 4.625%,  7/15/2029
a
72,264
Victra Holdings, LLC/Victra
Finance Corporation
25,000 8.750%,  9/15/2029
a
26,098
Viking Cruises, Ltd.
177,000 5.875%,  9/15/2027
a
175,855
Volkswagen Group of America
Finance, LLC
200,000 5.300%,  3/22/2027
a
201,059
Walgreens Boots Alliance, Inc.
61,000 3.200%,  4/15/2030
e
48,496
Walmart, Inc.
170,000 4.500%,  9/9/2052 155,084
WASH Multifamily Acquisition, Inc.
54,000 5.750%,  4/15/2026
a
53,867
Wyndham Hotels & Resorts, Inc.
55,000 4.375%,  8/15/2028
a
52,347
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
32,000 5.125%,  10/1/2029
a
31,066
84,000 7.125%,  2/15/2031
a
88,367
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
a
106,438
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
a
55,315
36,000 6.750%,  4/23/2030
a
35,486
Total 12,389,130
Consumer Non-Cyclical  1.1%
1375209 B.C., Ltd.
35,000 9.000%,  1/30/2028
a,e
34,936
Abbott Laboratories
237,000 4.750%,  11/30/2036 233,044
AbbVie, Inc.
65,000 5.400%,  3/15/2054 65,492
100,000 4.500%,  5/14/2035 95,661
149,000 5.350%,  3/15/2044 149,446
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
a
140,963
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
110,000 4.625%,  1/15/2027
a
107,920
117,000 3.500%,  3/15/2029
a
108,098
Altria Group, Inc.
136,000 6.875%,  11/1/2033 149,498
Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Non-Cyclical  1.1% - continued
Amgen, Inc.
$ 35,000 4.200%,  2/22/2052 $ 28,415
206,000 5.600%,  3/2/2043 206,163
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
269,000 4.700%,  2/1/2036 259,246
Anheuser-Busch InBev Worldwide,
Inc.
334,000 4.375%,  4/15/2038 307,791
167,000 5.550%,  1/23/2049 170,418
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 164,360
AstraZeneca plc
360,000 3.000%,  5/28/2051 248,761
B&G Foods, Inc.
69,000 8.000%,  9/15/2028
a
71,684
BAT Capital Corporation
137,000 7.079%,  8/2/2043 149,707
Bausch + Lomb Corporation
21,000 8.375%,  10/1/2028
a
22,033
Bausch Health Companies, Inc.
77,000 5.500%,  11/1/2025
a,e
75,566
80,000 4.875%,  6/1/2028
a
61,817
43,000 11.000%,  9/30/2028
a
39,567
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 77,382
25,000 3.700%,  6/6/2027 24,432
BellRing Brands, Inc.
58,000 7.000%,  3/15/2030
a
60,360
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 273,315
Bunge, Ltd. Finance Corporation
47,000 4.650%,  9/17/2034 45,078
Campbell Soup Company
122,000 5.400%,  3/21/2034 123,389
Cargill, Inc.
206,000 3.125%,  5/25/2051
a
142,072
Catalent Pharma Solutions, Inc.
43,000 3.125%,  2/15/2029
a
41,746
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
32,000 9.500%,  10/15/2029
a
32,413
Central Garden & Pet Company
80,000 4.125%,  10/15/2030
e
72,462
Charles River Laboratories
International, Inc.
41,000 4.000%,  3/15/2031
a
36,645
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,645
CHS/Community Health Systems,
Inc.
76,000 5.625%,  3/15/2027
a
74,120
24,000 8.000%,  12/15/2027
a
23,961
102,000 6.000%,  1/15/2029
a
96,057
44,000 4.750%,  2/15/2031
a
36,695
50,000 10.875%,  1/15/2032
a
53,586
Conagra Brands, Inc.
230,000 1.375%,  11/1/2027 208,151

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Non-Cyclical  1.1% - continued
Concentra Escrow Issuer
Corporation
$ 30,000 6.875%,  7/15/2032
a
$ 30,785
Constellation Brands, Inc.
169,000 3.600%,  2/15/2028 162,861
110,000 2.875%,  5/1/2030 99,024
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
56,000 4.750%,  1/15/2029
a
54,024
CVS Health Corporation
130,000 4.780%,  3/25/2038 116,019
429,000 6.000%,  6/1/2044 421,415
DaVita, Inc.
28,000 3.750%,  2/15/2031
a
24,351
71,000 6.875%,  9/1/2032
a
71,370
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
a
83,747
Eli Lilly & Company
102,000 4.950%,  2/27/2063 96,390
Embecta Corporation
27,000 5.000%,  2/15/2030
a
24,439
32,000 6.750%,  2/15/2030
a
29,849
Encompass Health Corporation
54,000 4.500%,  2/1/2028 52,525
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,e
37,423
Energizer Holdings, Inc.
91,000 4.750%,  6/15/2028
a
87,357
Fortrea Holdings, Inc.
54,000 7.500%,  7/1/2030
a,e
53,101
GE HealthCare Technologies, Inc.
133,000 6.377%,  11/22/2052 148,289
General Mills, Inc.
54,000 4.950%,  3/29/2033 53,616
HCA, Inc.
234,000 3.500%,  9/1/2030 214,629
88,000 5.450%,  9/15/2034 87,375
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
73,000 7.875%,  9/1/2025
a
72,714
HLF Financing SARL, LLC/
Herbalife International, Inc.
37,000 12.250%,  4/15/2029
a
37,217
40,000 4.875%,  6/1/2029
a
27,416
Illumina, Inc.
70,000 4.650%,  9/9/2026 69,821
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
a
189,466
Jazz Securities DAC
26,000 4.375%,  1/15/2029
a
24,604
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
135,000 5.500%,  1/15/2030 134,723
28,000 3.625%,  1/15/2032 24,716
253,000 3.000%,  5/15/2032 213,014
Johnson & Johnson
128,000 5.250%,  6/1/2054 131,389
Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Non-Cyclical  1.1% - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 67,000 9.000%,  2/15/2029
a
$ 69,376
Keurig Dr Pepper, Inc.
269,000 5.200%,  3/15/2031 273,051
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 178,721
Kraft Heinz Foods Company
136,000 4.375%,  6/1/2046 113,978
Lamb Weston Holdings, Inc.
37,000 4.125%,  1/31/2030
a
34,353
LifePoint Health, Inc.
68,000 9.875%,  8/15/2030
a
74,384
43,000 11.000%,  10/15/2030
a
47,932
Medline Borrower, LP/Medline Co-
Issuer, Inc.
42,000 6.250%,  4/1/2029
a
42,733
Medtronic, Inc.
204,000 4.375%,  3/15/2035 195,337
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
a
85,128
112,000 5.250%,  10/1/2029
a
108,483
MPH Acquisition Holdings, LLC
34,000 5.500%,  9/1/2028
a
23,099
Newell Brands, Inc.
36,000 6.375%,  9/15/2027
e
36,383
36,000 6.625%,  9/15/2029 36,502
22,000 6.375%,  5/15/2030
h
22,101
Novartis Capital Corporation
104,000 4.700%,  9/18/2054 96,275
Organon & Company/Organon
Foreign Debt Co-Issuer BV
49,000 4.125%,  4/30/2028
a
46,428
138,000 5.125%,  4/30/2031
a
125,857
Owens & Minor, Inc.
61,000 6.625%,  4/1/2030
a,e
58,222
PepsiCo, Inc.
135,000 4.200%,  7/18/2052 114,911
Performance Food Group, Inc.
79,000 4.250%,  8/1/2029
a
73,942
50,000 6.125%,  9/15/2032
a
50,209
Perrigo Finance Unlimited
Company
58,000 4.900%,  6/15/2030 54,911
33,000 6.125%,  9/30/2032 32,587
Pfizer Investment Enterprises,
Private Ltd.
306,000 5.300%,  5/19/2053 299,436
134,000 5.110%,  5/19/2043 130,040
Philip Morris International, Inc.
135,000 5.500%,  9/7/2030 139,119
66,000 5.125%,  2/13/2031 66,613
204,000 5.375%,  2/15/2033 206,778
156,000 4.900%,  11/1/2034 152,219
Post Holdings, Inc.
52,000 4.625%,  4/15/2030
a
48,598
80,000 4.500%,  9/15/2031
a
72,829
48,000 6.250%,  10/15/2034
a
47,470
Prime Healthcare Services, Inc.
54,000 9.375%,  9/1/2029
a
54,878

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Consumer Non-Cyclical  1.1% - continued
Roche Holdings, Inc.
$ 138,000 4.000%,  11/28/2044
a
$ 117,027
Royalty Pharma plc
115,000 5.150%,  9/2/2029 115,697
Simmons Foods, Inc.
140,000 4.625%,  3/1/2029
a
129,686
Sotera Health Holdings, LLC
36,000 7.375%,  6/1/2031
a
36,866
Spectrum Brands, Inc.
8,000 3.875%,  3/15/2031
a
7,005
Star Parent, Inc.
35,000 9.000%,  10/1/2030
a
36,400
Sysco Corporation
205,000 6.600%,  4/1/2040 223,978
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 137,234
200,000 5.650%,  7/5/2044 203,911
Tenet Healthcare Corporation
225,000 5.125%,  11/1/2027 223,099
83,000 4.375%,  1/15/2030 77,816
82,000 6.750%,  5/15/2031 83,828
Teva Pharmaceutical Finance
Company, LLC
36,000 6.150%,  2/1/2036 36,287
Teva Pharmaceutical Finance
Netherlands III BV
75,000 3.150%,  10/1/2026 71,497
US Acute Care Solutions, LLC
65,000 9.750%,  5/15/2029
a
66,298
Viterra Finance BV
169,000 3.200%,  4/21/2031
a
149,602
Wyeth, LLC
135,000 6.500%,  2/1/2034 149,997
Zoetis, Inc.
318,000 4.700%,  2/1/2043 288,843
Total 12,563,718
Energy  0.9%
Aethon United BR, LP/Aethon
United Finance Corporation
32,000 7.500%,  10/1/2029
a
32,222
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
72,000 5.375%,  6/15/2029
a
70,125
Archrock Partners, LP/Archrock
Partners Finance Corporation
52,000 6.250%,  4/1/2028
a
52,096
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
72,000 8.250%,  12/31/2028
a
73,466
36,000 5.875%,  6/30/2029
a
34,778
Baytex Energy Corporation
68,000 8.500%,  4/30/2030
a
69,191
20,000 7.375%,  3/15/2032
a
19,417
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
57,000 7.000%,  7/15/2029
a
58,474
BP Capital Markets America, Inc.
356,000 2.939%,  6/4/2051 229,088
Principal
Amount Long-Term Fixed Income  35.0% Value
Energy  0.9% - continued
Buckeye Partners, LP
$ 49,000 4.500%,  3/1/2028
a
$ 46,670
34,000 6.875%,  7/1/2029
a
34,559
California Resources Corporation
43,000 8.250%,  6/15/2029
a
43,427
Canadian Natural Resources, Ltd.
95,000 2.950%,  7/15/2030 84,976
Cheniere Energy Partners, LP
544,000 4.500%,  10/1/2029 523,769
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 37,235
Civitas Resources, Inc.
51,000 8.375%,  7/1/2028
a
52,707
92,000 8.750%,  7/1/2031
a
96,357
CNX Resources Corporation
40,000 6.000%,  1/15/2029
a
39,660
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
a
137,934
Columbia Pipelines Operating
Company, LLC
33,000 5.927%,  8/15/2030
a
34,293
Comstock Resources, Inc.
69,000 6.750%,  3/1/2029
a
66,030
75,000 5.875%,  1/15/2030
a
68,525
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
a
223,554
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
a
72,321
Crescent Energy Finance, LLC
107,000 7.625%,  4/1/2032
a
105,647
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
77,000 8.625%,  3/15/2029
a
79,005
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
a
28,912
Diamondback Energy, Inc.
184,000 5.750%,  4/18/2054 178,725
DT Midstream, Inc.
57,000 4.125%,  6/15/2029
a
53,526
Enbridge, Inc.
190,000 5.250%,  4/5/2027 192,631
Enerflex, Ltd.
27,000 9.000%,  10/15/2027
a
28,027
Energy Transfer, LP
84,000 8.000%,  5/15/2054
b
89,006
110,000 4.000%,  10/1/2027 107,712
50,000 5.150%,  2/1/2043 44,912
275,000 6.000%,  6/15/2048 271,210
EnLink Midstream Partners, LP
65,000 5.600%,  4/1/2044 60,775
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 119,502
EQM Midstream Partners, LP
188,000 4.750%,  1/15/2031
a
178,716
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 220,021

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Energy  0.9% - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 57,000 8.875%,  4/15/2030 $ 58,714
86,000 7.875%,  5/15/2032 85,940
Gulfport Energy Operating
Corporation
24,000 6.750%,  9/1/2029
a
24,124
Halliburton Company
61,000 4.850%,  11/15/2035 58,671
136,000 5.000%,  11/15/2045 123,785
Harvest Midstream I, LP
85,000 7.500%,  9/1/2028
a
85,986
Hess Midstream Operations, LP
78,000 4.250%,  2/15/2030
a
72,832
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
a
119,942
35,000 6.000%,  4/15/2030
a
33,383
37,000 6.250%,  4/15/2032
a
34,719
Howard Midstream Energy
Partners, LLC
99,000 7.375%,  7/15/2032
a
101,003
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
a
83,168
Kodiak Gas Services, LLC
43,000 7.250%,  2/15/2029
a
44,201
Kraken Oil & Gas Partners, LLC
45,000 7.625%,  8/15/2029
a
44,459
Laredo Petroleum, Inc.
70,000 7.750%,  7/31/2029
a,e
68,689
MEG Energy Corporation
55,000 5.875%,  2/1/2029
a
53,921
Moss Creek Resources Holdings,
Inc.
37,000 8.250%,  9/1/2031
a
36,253
MPLX, LP
272,000 4.950%,  9/1/2032 265,697
52,000 5.000%,  3/1/2033 50,589
Nabors Industries, Inc.
35,000 7.375%,  5/15/2027
a
35,026
88,000 9.125%,  1/31/2030
a
90,878
National Fuel Gas Company
244,000 5.500%,  1/15/2026 245,258
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
a
29,187
43,000 8.375%,  2/15/2032
a
43,337
Noble Finance II, LLC
72,000 8.000%,  4/15/2030
a
72,982
Northern Oil and Gas, Inc.
69,000 8.750%,  6/15/2031
a
71,388
NuStar Logistics, LP
70,000 6.375%,  10/1/2030 70,790
Occidental Petroleum Corporation
50,000 5.000%,  8/1/2027 49,938
ONEOK, Inc.
99,000 5.700%,  11/1/2054 95,459
74,000 5.000%,  3/1/2026 74,029
108,000 4.750%,  10/15/2031 105,464
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 54,353
Principal
Amount Long-Term Fixed Income  35.0% Value
Energy  0.9% - continued
Permian Resources Operating,
LLC
$ 67,000 6.250%,  2/1/2033
a
$ 66,517
Prairie Acquiror, LP
57,000 9.000%,  8/1/2029
a
57,789
Precision Drilling Corporation
47,000 6.875%,  1/15/2029
a
46,762
Range Resources Corporation
56,000 4.750%,  2/15/2030
a
52,724
Rockies Express Pipeline, LLC
90,000 4.950%,  7/15/2029
a
84,544
Saturn Oil & Gas, Inc.
41,925 9.625%,  6/15/2029
a
41,402
Schlumberger Holdings
Corporation
55,000 5.000%,  5/29/2027
a
55,420
SM Energy Company
50,000 6.500%,  7/15/2028 49,859
24,000 7.000%,  8/1/2032
a
23,805
South Bow USA Infrastructure
Holdings, LLC
91,000 5.026%,  10/1/2029
a
89,535
38,000 5.584%,  10/1/2034
a
37,550
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
35,000 5.875%,  3/1/2027 34,952
Suncor Energy, Inc.
216,000 7.150%,  2/1/2032 239,760
Sunoco, LP
104,000 7.000%,  5/1/2029
a
107,284
Sunoco, LP/Sunoco Finance
Corporation
54,000 5.875%,  3/15/2028 53,876
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
126,000 5.500%,  1/15/2028
a
121,007
52,000 7.375%,  2/15/2029
a
52,171
Talos Production, Inc.
37,000 9.000%,  2/1/2029
a
38,107
Targa Resources Corporation
238,000 4.200%,  2/1/2033 218,780
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
a
63,930
TGNR Intermediate Holdings, LLC
73,000 5.500%,  10/15/2029
a
68,917
TotalEnergies Capital SA
93,000 5.275%,  9/10/2054 89,247
Transocean, Inc.
85,850 8.750%,  2/15/2030
a
88,954
USA Compression Partners, LP/
USA Compression Finance
Corporation
60,000 7.125%,  3/15/2029
a
61,110
Valaris, Ltd.
69,000 8.375%,  4/30/2030
a
70,007
Venture Global Calcasieu Pass,
LLC
51,000 3.875%,  8/15/2029
a
47,024
55,000 4.125%,  8/15/2031
a
50,129

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Energy  0.9% - continued
Venture Global LNG, Inc.
$ 128,000 8.125%,  6/1/2028
a
$ 132,836
63,000 9.000%,  9/30/2029
a,b,i
62,995
50,000 7.000%,  1/15/2030
a
50,309
140,000 8.375%,  6/1/2031
a
145,416
70,000 9.875%,  2/1/2032
a
76,407
Viridien SA
17,000 8.750%,  4/1/2027
a,e
16,429
Western Midstream Operating, LP
135,000 6.350%,  1/15/2029 140,441
68,000 6.150%,  4/1/2033 70,291
Williams Companies, Inc.
136,000 5.300%,  8/15/2052 127,551
225,000 7.500%,  1/15/2031 250,610
Total 9,527,813
Financials  3.1%
Acrisure, LLC/Acrisure Finance,
Inc.
24,000 4.250%,  2/15/2029
a
22,568
35,000 7.500%,  11/6/2030
a
35,589
AEGON Funding Company, LLC
200,000 5.500%,  4/16/2027
a,e
201,888
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
151,000 6.100%,  1/15/2027 154,891
175,000 3.875%,  1/23/2028 169,454
150,000 3.400%,  10/29/2033 128,617
AG TTMT Escrow Issuer, LLC
27,000 8.625%,  9/30/2027
a
27,894
Agree, LP
95,000 5.625%,  6/15/2034 96,515
Air Lease Corporation
36,000 4.650%,  6/15/2026
b,i
34,914
309,000 3.000%,  2/1/2030 278,941
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
a
224,833
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
35,000 4.250%,  10/15/2027
a
33,194
70,000 6.750%,  4/15/2028
a
70,330
49,000 7.000%,  1/15/2031
a
49,330
Ally Financial, Inc.
270,000 8.000%,  11/1/2031 300,417
54,000 6.700%,  2/14/2033 54,228
American Express Company
65,000 5.098%,  2/16/2028
b
65,514
80,000 5.043%,  7/26/2028
b
80,547
American Homes 4 Rent, LP
245,000 2.375%,  7/15/2031 206,320
American International Group, Inc.
266,000 5.125%,  3/27/2033 265,887
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
a
29,143
85,000 4.875%,  6/30/2029
a
80,002
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
a,b
201,849
Aon North America, Inc.
100,000 5.750%,  3/1/2054 101,199
Apollo Debt Solutions BDC
138,000 6.700%,  7/29/2031
a,e
139,949
Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
Ares Capital Corporation
$ 101,000 3.250%,  7/15/2025 $ 99,619
200,000 3.875%,  1/15/2026 196,640
157,000 2.150%,  7/15/2026 148,910
116,000 5.875%,  3/1/2029 116,842
Ares Strategic Income Fund
112,000 5.600%,  2/15/2030
a
109,292
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 38,664
50,000 5.750%,  7/15/2054 50,315
Associated Banc-Corp
275,000 4.250%,  1/15/2025 274,013
Avolon Holdings Funding, Ltd.
135,000 4.250%,  4/15/2026
a
132,889
165,000 5.750%,  3/1/2029
a
167,380
Azorra Finance, Ltd.
91,000 7.750%,  4/15/2030
a
89,917
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
a
199,967
Banco Santander SA
200,000 4.175%,  3/24/2028
b
196,162
Bank of America Corporation
225,000 1.734%,  7/22/2027
b
213,571
172,000 3.824%,  1/20/2028
b
168,505
119,000 5.202%,  4/25/2029
b
120,169
180,000 2.087%,  6/14/2029
b
163,270
125,000 2.496%,  2/13/2031
b
110,524
325,000 1.922%,  10/24/2031
b
272,373
204,000 2.972%,  2/4/2033
b
176,979
409,000 4.571%,  4/27/2033
b
394,091
203,000 5.872%,  9/15/2034
b
211,572
80,000 5.468%,  1/23/2035
b
81,189
186,000 5.425%,  8/15/2035
b
183,228
275,000 3.846%,  3/8/2037
b
246,465
Bank of New York Mellon
Corporation
135,000 6.317%,  10/25/2029
b
142,524
Barclays plc
34,000 6.125%,  12/15/2025
b,i
33,814
204,000 6.496%,  9/13/2027
b
209,524
210,000 4.972%,  5/16/2029
b
209,022
200,000 4.942%,  9/10/2030
b
197,755
200,000 5.746%,  8/9/2033
b
203,393
Belrose Funding Trust
260,000 2.330%,  8/15/2030
a
218,463
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 178,011
BlackRock Funding, Inc.
66,000 5.250%,  3/14/2054 64,992
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025 201,830
130,000 6.250%,  1/25/2031
a,e
131,569
Blue Owl Capital Corporation II
102,000 8.450%,  11/15/2026 106,201
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 165,776
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
a
88,425

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
Blue Owl Technology Finance
Corporation II
$ 130,000 6.750%,  4/4/2029
a
$ 129,361
BNP Paribas SA
340,000 3.132%,  1/20/2033
a,b
295,773
BPCE SA
315,000 3.500%,  10/23/2027
a
301,392
Burford Capital Global Finance,
LLC
82,000 9.250%,  7/1/2031
a
87,826
Camden Property Trust
150,000 3.150%,  7/1/2029 140,285
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 198,537
46,000 5.700%,  2/1/2030
b
46,899
Castlelake Aviation Finance DAC
36,000 5.000%,  4/15/2027
a
36,210
Centene Corporation
467,000 2.625%,  8/1/2031 388,599
Charles Schwab Corporation
287,000 2.450%,  3/3/2027 273,269
136,000 6.136%,  8/24/2034
b
144,298
Chubb INA Holdings, LLC
138,000 4.350%,  11/3/2045 120,760
Citigroup, Inc.
160,000 3.200%,  10/21/2026 155,553
240,000 3.668%,  7/24/2028
b
232,637
120,000 4.125%,  7/25/2028 117,020
225,000 3.520%,  10/27/2028
b
216,667
82,000 5.174%,  2/13/2030
b
82,551
289,000 4.910%,  5/24/2033
b
282,902
167,000 6.174%,  5/25/2034
b
173,062
Citizens Financial Group, Inc.
80,000 5.718%,  7/23/2032
b
80,757
CNA Financial Corporation
99,000 5.125%,  2/15/2034 97,997
Comerica, Inc.
48,000 5.982%,  1/30/2030
b
48,630
Constellation Insurance, Inc.
17,000 6.800%,  1/24/2030
a
16,764
Cooperatieve Rabobank UA
273,000 5.564%,  2/28/2029
a,b
278,552
Corebridge Financial, Inc.
64,000 6.375%,  9/15/2054
b
63,722
102,000 4.350%,  4/5/2042 86,656
Credit Acceptance Corporation
65,000 9.250%,  12/15/2028
a
68,780
Credit Suisse Group AG
200,000 7.250%,  N/A
*,j
20,000
Deutsche Bank AG/New York, NY
150,000 6.819%,  11/20/2029
b
158,116
300,000 3.729%,  1/14/2032
b
264,501
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
265,307
Diversified Healthcare Trust
42,000 Zero Coupon,  1/15/2026
a
38,686
Drawbridge Special Opportunities
Fund, LP
122,000 3.875%,  2/15/2026
a
118,240
Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
Elevance Health, Inc.
$ 250,000 3.125%,  5/15/2050 $ 166,588
220,000 4.625%,  5/15/2042 194,563
EPR Properties
105,000 4.950%,  4/15/2028 103,200
Fairfax Financial Holdings, Ltd.
127,000 6.350%,  3/22/2054 132,119
Fifth Third Bancorp
95,000 6.339%,  7/27/2029
b
99,130
FirstCash, Inc.
88,000 5.625%,  1/1/2030
a
85,433
First-Citizens Bank & Trust
Company
119,000 6.125%,  3/9/2028 123,006
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
a
142,889
Fortress Transportation and
Infrastructure Investors, LLC
37,000 5.500%,  5/1/2028
a
36,273
64,000 7.000%,  5/1/2031
a
65,818
50,000 7.000%,  6/15/2032
a
51,300
Freedom Mortgage Corporation
34,000 7.625%,  5/1/2026
a
34,122
Freedom Mortgage Holdings, LLC
81,000 9.250%,  2/1/2029
a
82,954
35,000 9.125%,  5/15/2031
a
35,454
FS KKR Capital Corporation
225,000 3.400%,  1/15/2026 218,947
GGAM Finance, Ltd.
32,000 7.750%,  5/15/2026
a
32,562
36,000 8.000%,  6/15/2028
a
37,954
96,000 5.875%,  3/15/2030
a
94,680
Global Aircraft Leasing Company,
Ltd.
103,000 8.750%,  9/1/2027
a
106,434
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
105,000 3.750%,  12/15/2027
a
96,295
goeasy, Ltd.
56,000 9.250%,  12/1/2028
a
59,714
35,000 7.625%,  7/1/2029
a
35,946
26,000 6.875%,  5/15/2030
a,h
26,413
Goldman Sachs Bank USA/New
York, NY
193,000 5.414%,  5/21/2027
b
194,849
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,891
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
b
164,512
204,000 6.484%,  10/24/2029
b
215,231
85,000 1.992%,  1/27/2032
b
70,904
510,000 3.102%,  2/24/2033
b
445,345
Health Care Service Corporation
139,000 5.450%,  6/15/2034
a
139,387
Healthpeak OP, LLC
47,000 3.400%,  2/1/2025 46,784
Highwoods Realty, LP
135,000 7.650%,  2/1/2034 151,400
Howard Hughes Corporation
23,000 4.125%,  2/1/2029
a
21,181

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
HSBC Holdings plc
$ 225,000 5.402%,  8/11/2033
b
$ 226,785
HUB International, Ltd.
100,000 7.250%,  6/15/2030
a
103,342
Huntington Bancshares, Inc./OH
165,000 5.709%,  2/2/2035
b
166,901
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
59,000 6.250%,  5/15/2026 57,990
142,000 5.250%,  5/15/2027 132,289
36,000 9.750%,  1/15/2029 35,973
Intesa Sanpaolo SPA
43,000 4.198%,  6/1/2032
a,b
37,651
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 139,313
J.P. Morgan Chase & Company
52,000 4.000%,  4/1/2025
b,i
51,189
270,000 1.578%,  4/22/2027
b
257,623
150,000 2.947%,  2/24/2028
b
144,002
184,000 4.979%,  7/22/2028
b
184,878
275,000 4.203%,  7/23/2029
b
268,871
175,000 2.522%,  4/22/2031
b
154,731
265,000 1.953%,  2/4/2032
b
221,671
273,000 4.586%,  4/26/2033
b
265,102
204,000 4.912%,  7/25/2033
b
201,979
135,000 5.766%,  4/22/2035
b
140,499
Jackson National Life Global
Funding
150,000 5.550%,  7/2/2027
a
152,089
Jane Street Group/JSG Finance,
Inc.
56,000 4.500%,  11/15/2029
a
52,985
22,000 7.125%,  4/30/2031
a
22,804
36,000 6.125%,  11/1/2032
a
36,023
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
a
25,828
53,000 6.625%,  10/15/2031
a
52,779
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
a
28,900
72,000 9.500%,  2/15/2029
a
76,583
KeyBank NA/Cleveland, OH
169,000 5.000%,  1/26/2033 163,081
KeyCorp
100,000
6.271%,  (SOFRINDX +
1.250%), 5/23/2025
b
100,299
Kilroy Realty, LP
68,000 4.250%,  8/15/2029 64,013
58,000 6.250%,  1/15/2036 58,476
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
a
34,857
95,000 4.750%,  6/15/2029
a
90,509
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
a,b
18,873
Lloyds Banking Group plc
203,000 5.871%,  3/6/2029
b
208,167
Macquarie Airfinance Holdings,
Ltd.
65,000 6.400%,  3/26/2029
a
66,982
Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
$ 83,000 5.150%,  3/17/2030
a
$ 81,239
17,000 6.500%,  3/26/2031
a
17,660
Manufacturers & Traders Trust
Company
203,000 4.700%,  1/27/2028 201,126
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 50,695
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
a
170,961
Mitsubishi UFJ Financial Group,
Inc.
202,000 5.422%,  2/22/2029
b
205,875
Molina Healthcare, Inc.
95,000 4.375%,  6/15/2028
a
91,149
25,000 3.875%,  5/15/2032
a
22,163
Morgan Stanley
275,000 4.350%,  9/8/2026 273,108
240,000 3.591%,  7/22/2028
b
232,635
136,000 5.164%,  4/20/2029
b
137,158
350,000 3.622%,  4/1/2031
b
327,554
136,000 5.250%,  4/21/2034
b
136,202
101,000 5.831%,  4/19/2035
b
104,971
238,000 5.297%,  4/20/2037
b
233,436
Morgan Stanley Direct Lending
Fund
92,000 6.150%,  5/17/2029
a
91,735
MPT Operating Partnership, LP/
MPT Finance Corporation
163,000 4.625%,  8/1/2029
e
126,767
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 103,155
Nationstar Mortgage Holdings,
Inc.
17,000 5.500%,  8/15/2028
a
16,588
36,000 6.500%,  8/1/2029
a
35,999
55,000 5.125%,  12/15/2030
a
51,490
NatWest Group plc
100,000 4.445%,  5/8/2030
b
97,078
202,000 6.475%,  6/1/2034
b
208,911
Navient Corporation
21,000 5.000%,  3/15/2027 20,645
23,000 5.500%,  3/15/2029 21,910
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
22,000 4.500%,  9/30/2028
a
20,262
New York Life Global Funding
206,000 4.550%,  1/28/2033
a
200,990
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 203,854
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 270,365
225,000 3.375%,  2/1/2031 200,222
OneMain Finance Corporation
133,000 3.500%,  1/15/2027 126,932
168,000 3.875%,  9/15/2028 154,846
Panther Escrow Issuer, LLC
101,000 7.125%,  6/1/2031
a
103,412
Park Intermediate Holdings, LLC
98,000 4.875%,  5/15/2029
a
93,345

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
PNC Financial Services Group,
Inc.
$ 67,000 6.615%,  10/20/2027
b
$ 69,377
272,000 4.626%,  6/6/2033
b
260,162
PRA Group, Inc.
55,000 8.375%,  2/1/2028
a
56,554
Prologis Targeted US Logistics
Fund, LP
135,000 5.250%,  4/1/2029
a
136,825
55,000 5.250%,  1/15/2035
a
54,446
Prologis, LP
91,000 5.250%,  3/15/2054 87,744
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
b
249,322
Regency Centers, LP
190,000 4.125%,  3/15/2028 185,905
101,000 5.250%,  1/15/2034 101,632
Reinsurance Group of America,
Inc.
138,000 5.750%,  9/15/2034 140,645
RGA Global Funding
65,000 5.500%,  1/11/2031
a
66,296
RHP Hotel Properties, LP/RHP
Finance Corporation
17,000 4.750%,  10/15/2027 16,641
35,000 4.500%,  2/15/2029
a
33,510
RLJ Lodging Trust, LP
32,000 4.000%,  9/15/2029
a
28,841
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
a
96,714
53,000 3.875%,  3/1/2031
a
47,205
50,000 4.000%,  10/15/2033
a
43,123
Ryan Specialty, LLC
18,000 4.375%,  2/1/2030
a
17,063
13,000 5.875%,  8/1/2032
a
12,957
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
b
69,051
58,000 6.174%,  1/9/2030
b
59,373
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
340,781
Service Properties Trust
36,000 5.500%,  12/15/2027 34,090
46,000 8.375%,  6/15/2029 44,954
55,000 8.625%,  11/15/2031
a
58,125
Simon Property Group, LP
235,000 3.800%,  7/15/2050 179,204
SLM Corporation
40,000 4.200%,  10/29/2025 39,264
Societe Generale SA
132,000 4.750%,  11/24/2025
a
131,026
36,000 10.000%,  11/14/2028
a,b,i
38,359
Standard Chartered plc
200,000 5.688%,  5/14/2028
a,b
202,733
State Street Corporation
175,000 4.330%,  10/22/2027 173,978
175,000 4.530%,  2/20/2029
b
173,822
Sumitomo Mitsui Financial Group,
Inc.
207,000 5.710%,  1/13/2030 213,988
250,000 1.710%,  1/12/2031 206,857
Principal
Amount Long-Term Fixed Income  35.0% Value
Financials  3.1% - continued
Synchrony Financial
$ 68,000 5.935%,  8/2/2030
b
$ 69,074
36,000 7.250%,  2/2/2033 36,860
Synovus Bank
250,000 5.625%,  2/15/2028 248,640
Toronto-Dominion Bank
156,000 5.523%,  7/17/2028 159,555
60,000 5.146%,  9/10/2034
b
58,781
Truist Financial Corporation
133,000 6.047%,  6/8/2027
b
135,494
97,000 5.125%,  12/15/2027
b,i
93,706
170,000 5.122%,  1/26/2034
b
166,604
85,000 5.711%,  1/24/2035
b
86,539
U.S. Bancorp
196,000 5.775%,  6/12/2029
b
201,639
47,000 5.836%,  6/12/2034
b
48,599
91,000 5.678%,  1/23/2035
b
93,279
UBS Group AG
26,000 4.875%,  2/12/2027
a,b,i
24,657
203,000 6.246%,  9/22/2029
a,b
211,965
170,000 3.091%,  5/14/2032
a,b
149,877
200,000 5.699%,  2/8/2035
a,b
204,833
200,000 5.379%,  9/6/2045
a,b
195,934
UniCredit SPA
35,000 5.861%,  6/19/2032
a,b
34,874
United Wholesale Mortgage, LLC
95,000 5.500%,  4/15/2029
a
90,602
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 142,531
130,000 4.750%,  5/15/2052 117,278
Vornado Realty, LP
26,000 3.400%,  6/1/2031
e
22,131
Wells Fargo & Company
26,000 3.900%,  3/15/2026
b,i
25,181
114,000 3.000%,  4/22/2026 111,277
163,000 3.000%,  10/23/2026 157,843
204,000 3.526%,  3/24/2028
b
198,002
128,000 5.707%,  4/22/2028
b
130,484
300,000 2.393%,  6/2/2028
b
282,154
128,000 5.574%,  7/25/2029
b
130,714
112,000 5.389%,  4/24/2034
b
112,762
307,000 4.900%,  11/17/2045 274,448
XHR, LP
38,000 4.875%,  6/1/2029
a
35,669
Total 34,198,473
Foreign Government  <0.1%
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
a
196,122
Saudi Arabian Oil Company
123,000 5.250%,  7/17/2034
a
123,096
Total 319,218
Mortgage-Backed Securities  11.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,853,346 2.000%,  1/1/2052 1,491,534
910,779 2.000%,  5/1/2051 733,127
3,328,319 2.500%,  5/1/2051 2,789,451
1,648,821 3.500%,  5/1/2052 1,485,891

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Mortgage-Backed Securities  11.4% -
continued
$ 1,974,947 4.000%,  5/1/2052 $ 1,839,880
762,694 5.000%,  7/1/2053 746,219
402,819 5.500%,  7/1/2053 402,196
1,100,523 3.500%,  8/1/2052 990,642
1,082,379 5.000%,  8/1/2053 1,062,321
2,684,111 5.500%,  9/1/2053 2,688,307
1,160,171 3.500%,  9/1/2047 1,054,922
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,079,052 2.500%,  7/1/2030 1,028,077
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,395,029 3.000%,  12/1/2036 1,298,292
1,119,201 3.000%,  8/1/2038 1,048,165
1,788,875 3.500%,  5/1/2040 1,676,215
2,083,826 2.500%,  4/1/2042 1,797,695
485,954 2.000%,  5/1/2042 410,532
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,215,813 3.000%,  1/1/2052 3,666,482
429,282 2.000%,  2/1/2051 345,580
665,279 2.000%,  2/1/2051 535,561
2,293,943 2.500%,  2/1/2051 1,923,317
2,643,743 2.500%,  2/1/2051 2,188,630
712,351 2.000%,  3/1/2051 565,117
6,997,759 2.000%,  3/1/2051 5,560,110
3,076,171 4.000%,  3/1/2051 2,875,046
408,080 2.000%,  3/1/2052 328,330
4,552,042 3.000%,  3/1/2052 3,931,396
4,820,273 2.000%,  4/1/2051 3,829,974
2,689,949 3.000%,  4/1/2051 2,339,253
2,818,057 3.000%,  5/1/2050 2,471,634
795,854 2.000%,  5/1/2051 637,086
2,088,693 3.000%,  5/1/2051 1,833,346
4,497,987 2.000%,  6/1/2050 3,601,105
1,727,144 3.000%,  6/1/2050 1,526,117
790,178 4.000%,  6/1/2052 731,365
495,395 5.000%,  6/1/2053 485,373
3,890,017 2.500%,  7/1/2051 3,280,377
1,102,312 3.500%,  7/1/2051 999,530
2,167,193 4.000%,  7/1/2052 2,006,009
862,116 2.500%,  8/1/2050 727,080
2,318,197 3.500%,  8/1/2050 2,107,172
2,734,828 3.500%,  8/1/2052 2,449,411
3,529,381 4.500%,  8/1/2052 3,364,945
1,415,299 5.000%,  8/1/2053 1,386,666
2,968,901 6.000%,  8/1/2054 3,050,433
684,381 2.500%,  9/1/2051 574,237
794,819 3.500%,  9/1/2052 717,670
1,787,144 3.500%,  9/1/2052 1,613,176
1,189,374 5.000%,  9/1/2052 1,161,062
1,608,078 4.500%,  9/1/2053 1,532,568
1,099,106 4.500%,  9/1/2053 1,051,801
2,454,625 4.000%,  10/1/2052 2,279,023
769,596 2.000%,  11/1/2051 618,020
1,059,105 3.500%,  11/1/2052 957,577
3,169,682 2.000%,  12/1/2050 2,538,807
4,526,122 2.500%,  12/1/2051 3,786,139
2,038,098 4.500%,  12/1/2052 1,952,346
4,850,000 5.500%,  11/1/2040
h
4,803,920
350,000 6.000%,  11/1/2041
h
352,231
Principal
Amount Long-Term Fixed Income  35.0% Value
Mortgage-Backed Securities  11.4% -
continued
$ 3,800,000 3.000%,  11/1/2047
h
$ 3,270,989
1,359,620 3.500%,  12/1/2047 1,236,296
1,750,000 4.000%,  11/1/2048
h
1,616,705
850,000 4.500%,  11/1/2048
h
806,909
3,600,000 5.000%,  11/1/2048
h
3,497,871
6,250,000 3.500%,  11/1/2049
h
5,587,168
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,540,745 2.500%,  3/1/2062 3,653,969
1,198,371 3.500%,  7/1/2061 1,052,344
1,249,301 4.000%,  12/1/2061 1,145,562
Total 127,096,301
Technology  0.7%
Accenture Capital, Inc.
51,000 4.250%,  10/4/2031 49,431
130,000 4.500%,  10/4/2034 125,661
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052
e
119,147
Amentum Holdings, Inc.
54,000 7.250%,  8/1/2032
a
55,931
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 233,147
Apple, Inc.
183,000 2.650%,  2/8/2051 117,766
432,000 3.750%,  9/12/2047 350,715
Automatic Data Processing, Inc.
187,000 4.450%,  9/9/2034 180,907
Block, Inc.
37,000 3.500%,  6/1/2031 32,799
154,000 6.500%,  5/15/2032
a
156,736
Boost Newco Borrower, LLC
103,000 7.500%,  1/15/2031
a
108,585
Broadcom, Inc.
200,000 5.050%,  7/12/2027 202,001
86,000 3.469%,  4/15/2034
a
75,055
272,000 3.137%,  11/15/2035
a
223,491
200,000 3.187%,  11/15/2036
a
162,491
125,000 4.926%,  5/15/2037
a
119,871
Cadence Design Systems, Inc.
60,000 4.700%,  9/10/2034 58,544
Central Parent, Inc./CDK Global,
Inc.
36,000 7.250%,  6/15/2029
a
36,136
Cisco Systems, Inc.
67,000 5.300%,  2/26/2054 67,403
Clarivate Science Holdings
Corporation
38,000 3.875%,  7/1/2028
a
35,863
Cloud Software Group, Inc.
216,000 6.500%,  3/31/2029
a
210,938
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
a
17,804
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
a
20,658
Dell International, LLC/EMC
Corporation
134,000 6.020%,  6/15/2026 136,261

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Technology  0.7% - continued
Dell, Inc.
$ 123,000 6.500%,  4/15/2038 $ 131,075
Dye & Durham, Ltd.
54,000 8.625%,  4/15/2029
a
57,243
Fiserv, Inc.
77,000 2.250%,  6/1/2027 72,531
139,000 2.650%,  6/1/2030 123,558
134,000 5.350%,  3/15/2031 137,060
119,000 5.600%,  3/2/2033 122,320
135,000 5.150%,  8/12/2034 134,154
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
a
3,052
43,000 7.125%,  9/30/2030
a,e
44,501
Global Payments, Inc.
131,000 5.950%,  8/15/2052 131,303
204,000 5.300%,  8/15/2029 205,651
Hewlett Packard Enterprise
Company
178,000 4.400%,  9/25/2027
e
176,608
108,000 4.850%,  10/15/2031 105,852
II-VI, Inc.
33,000 5.000%,  12/15/2029
a
31,657
Iron Mountain, Inc.
125,000 4.875%,  9/15/2027
a
122,855
10,000 4.875%,  9/15/2029
a
9,631
80,000 5.250%,  7/15/2030
a
77,349
106,000 4.500%,  2/15/2031
a
98,425
KLA Corporation
204,000 3.300%,  3/1/2050 145,281
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 35,587
Mastercard, Inc.
140,000 3.950%,  2/26/2048 116,756
Microchip Technology, Inc.
29,000 5.050%,  3/15/2029 29,106
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
a
31,918
NCR Voyix Corporation
52,000 5.000%,  10/1/2028
a
50,022
31,000 5.125%,  4/15/2029
a
29,626
Neptune Bidco US, Inc.
136,000 9.290%,  4/15/2029
a
127,096
Newfold Digital Holdings Group,
Inc.
22,000 11.750%,  10/15/2028
a
21,697
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 112,425
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 77,810
180,000 3.250%,  5/11/2041 135,089
Open Text Corporation
71,000 3.875%,  12/1/2029
a
64,774
Open Text Holdings, Inc.
115,000 4.125%,  2/15/2030
a
105,575
Oracle Corporation
136,000 6.900%,  11/9/2052 156,423
58,000 4.700%,  9/27/2034 55,770
225,000 3.850%,  7/15/2036 195,079
408,000 4.000%,  7/15/2046 321,210
Principal
Amount Long-Term Fixed Income  35.0% Value
Technology  0.7% - continued
PayPal Holdings, Inc.
$ 112,000 5.500%,  6/1/2054
e
$ 113,150
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
a
17,808
RingCentral, Inc.
97,000 8.500%,  8/15/2030
a
102,589
Rocket Software, Inc.
43,000 9.000%,  11/28/2028
a
44,793
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 136,623
Seagate HDD Cayman
69,925 9.625%,  12/1/2032 79,692
Sensata Technologies, Inc.
20,000 3.750%,  2/15/2031
a
17,850
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
a
29,498
9,000 6.750%,  8/15/2032
a
9,234
SS&C Technologies, Inc.
66,000 5.500%,  9/30/2027
a
65,738
Texas Instruments, Inc.
136,000 5.050%,  5/18/2063 128,473
UKG, Inc.
37,000 6.875%,  2/1/2031
a
37,907
Verisk Analytics, Inc.
96,000 5.250%,  6/5/2034 96,544
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
a
70,780
Visa, Inc.
230,000 2.700%,  4/15/2040 172,605
VMware, LLC
108,000 4.650%,  5/15/2027 107,817
200,000 2.200%,  8/15/2031 167,038
Xerox Holdings Corporation
9,000 5.000%,  8/15/2025
a
8,828
137,000 5.500%,  8/15/2028
a
112,348
Total 8,012,725
Transportation  0.2%
Air Canada
109,000 3.875%,  8/15/2026
a
105,445
American Airlines Group, Inc.
24,000 3.750%,  3/1/2025
a
23,756
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
144,000 5.500%,  4/20/2026
a
143,567
52,575 5.750%,  4/20/2029
a
52,062
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
a,e
40,952
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 109,358
136,000 4.450%,  3/15/2043 121,974
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 121,943
CSX Corporation
165,000 3.800%,  4/15/2050 129,036
DCLI Bidco, LLC
33,000 7.750%,  11/15/2029
a
33,558

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Transportation  0.2% - continued
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
$ 285,000 4.750%,  10/20/2028
a
$ 281,822
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
a
135,887
JetBlue Airways Corporation/
JetBlue Loyalty, LP
89,000 9.875%,  9/20/2031
a
92,486
Mileage Plus Holdings, LLC
187,000 6.500%,  6/20/2027
a
188,845
Penske Truck Leasing Company,
LP/PTL Finance Corporation
127,000 5.750%,  5/24/2026
a
128,441
Rand Parent, LLC
72,000 8.500%,  2/15/2030
a,e
71,842
RXO, Inc.
84,000 7.500%,  11/15/2027
a
86,587
Stena International SA
57,000 7.250%,  1/15/2031
a
59,174
Union Pacific Corporation
272,000 2.973%,  9/16/2062 165,883
United Airlines, Inc.
77,000 4.375%,  4/15/2026
a
75,670
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
a
19,469
42,000 6.375%,  2/1/2030
a,e
35,952
Total 2,223,709
U.S. Government & Agencies  11.4%
U.S. Treasury Bonds
260,000 3.625%,  5/15/2053 223,285
4,000,000 1.625%,  11/15/2050 2,210,781
2,300,000 4.750%,  11/15/2053 2,398,469
2,190,000 5.250%,  11/15/2028 2,279,311
550,000 4.375%,  5/15/2040 546,047
7,335,000 1.375%,  11/15/2040 4,707,580
2,000,000 3.000%,  5/15/2042 1,623,437
4,999,000 2.500%,  5/15/2046 3,548,509
7,300,000 2.875%,  5/15/2049 5,434,508
U.S. Treasury Notes
5,000,000 0.250%,  8/31/2025 4,832,031
4,900,000 5.000%,  8/31/2025 4,922,930
2,500,000 4.250%,  12/31/2025 2,498,438
7,440,000 2.625%,  1/31/2026 7,293,816
3,610,000 0.500%,  2/28/2026 3,435,564
9,300,000 2.500%,  2/28/2026 9,093,656
20,100,000 4.625%,  2/28/2026 20,190,293
6,000,000 4.375%,  7/31/2026 6,017,578
4,000,000 3.500%,  9/30/2026 3,951,250
228,000 4.625%,  10/15/2026 229,933
4,200,000 0.500%,  4/30/2027 3,840,703
2,285,000 2.250%,  11/15/2027 2,162,628
4,700,000 3.875%,  12/31/2027 4,664,016
1,700,000 0.750%,  1/31/2028 1,525,617
3,400,000 3.500%,  1/31/2028 3,334,523
3,200,000 3.625%,  3/31/2028 3,147,750
5,450,000 2.875%,  5/15/2028 5,221,781
1,800,000 3.750%,  12/31/2028 1,771,312
4,100,000 3.500%,  9/30/2029 3,981,805
5,095,000 1.375%,  11/15/2031 4,214,122
5,025,000 4.125%,  11/15/2032 4,986,920
Principal
Amount Long-Term Fixed Income  35.0% Value
U.S. Government & Agencies  11.4% -
continued
$ 3,300,000 4.500%,  11/15/2033 $ 3,354,914
Total 127,643,507
Utilities  0.7%
AES Corporation
271,000 3.950%,  7/15/2030
a,e
251,538
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
42,139
Alpha Generation, LLC
32,000 6.750%,  10/15/2032
a
32,450
American Electric Power
Company, Inc.
119,000 5.625%,  3/1/2033 121,512
American Water Capital
Corporation
133,000 5.450%,  3/1/2054 132,337
Appalachian Power Company
85,000 3.300%,  6/1/2027 82,034
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 201,788
Calpine Corporation
115,000 4.500%,  2/15/2028
a
110,763
CenterPoint Energy, Inc.
42,000 4.250%,  11/1/2028 40,798
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 161,732
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 60,550
325,000 4.125%,  5/15/2049 265,925
Constellation Energy Generation,
LLC
68,000 6.125%,  1/15/2034 72,566
Consumers Energy Company
175,000 4.350%,  4/15/2049 150,927
Dominion Energy, Inc.
17,000 6.875%,  2/1/2055
b
17,788
17,000 7.000%,  6/1/2054
b
18,088
DTE Electric Company
115,000 3.700%,  3/15/2045 90,494
145,000 3.700%,  6/1/2046 114,185
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 164,494
Duke Energy Corporation
24,000 6.450%,  9/1/2054
b
24,393
194,000 5.450%,  6/15/2034 196,263
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 142,655
Edison International
193,000 5.750%,  6/15/2027 196,972
Enel Finance International NV
200,000 5.125%,  6/26/2029
a
200,878
Essential Utilities, Inc.
66,000 4.800%,  8/15/2027 66,002
Eversource Energy
169,000 4.750%,  5/15/2026 169,029
Exelon Corporation
200,000 4.700%,  4/15/2050 176,109

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.0% Value
Utilities  0.7% - continued
$ 263,000 4.450%,  4/15/2046 $ 224,230
FirstEnergy Corporation
170,000 4.850%,  7/15/2047 149,212
Georgia Power Company
116,000 4.950%,  5/17/2033 115,680
67,000 5.250%,  3/15/2034 68,056
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 74,677
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
a
128,096
Lightning Power, LLC
103,000 7.250%,  8/15/2032
a
107,155
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 163,104
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 80,666
NextEra Energy Operating
Partners, LP
131,000 3.875%,  10/15/2026
a
126,288
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
16,968
255,000 5.650%,  2/1/2045 256,191
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
a
26,443
40,000 5.250%,  6/15/2029
a
39,088
29,000 6.000%,  2/1/2033
a
28,840
29,000 6.250%,  11/1/2034
a
28,969
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 166,878
135,000 5.550%,  5/15/2029 137,569
126,000 4.550%,  7/1/2030 122,318
135,000 6.950%,  3/15/2034 149,709
66,000 5.800%,  5/15/2034 67,875
PG&E Corporation
55,000 5.000%,  7/1/2028 53,644
PPL Capital Funding, Inc.
126,000 5.250%,  9/1/2034 125,000
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 107,167
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 147,275
Public Service Enterprise Group,
Inc.
135,000 5.875%,  10/15/2028 140,085
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 221,445
Southern California Edison
Company
175,000 4.000%,  4/1/2047 140,882
Southern Company
272,000 5.113%,  8/1/2027 274,230
189,000 4.850%,  3/15/2035 183,834
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 120,356
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 105,008
Principal
Amount Long-Term Fixed Income  35.0% Value
Utilities  0.7% - continued
Talen Energy Supply, LLC
$ 66,000 8.625%,  6/1/2030
a
$ 71,196
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
a
151,437
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 47,011
125,000 4.600%,  12/1/2048 109,443
Vistra Corporation
35,000 8.000%,  10/15/2026
a,b,i
35,951
87,000 7.000%,  12/15/2026
a,b,i
87,735
Vistra Operations Company, LLC
181,000 5.000%,  7/31/2027
a
178,619
Xcel Energy, Inc.
102,000 4.600%,  6/1/2032 97,909
Total 7,980,648
Total Long-Term Fixed Income
(cost $414,606,371) 391,191,033
Shares Common Stock 10.6% Value
Communications Services  0.7%
7,966 Alphabet, Inc., Class A 1,363,062
8,844 Alphabet, Inc., Class C 1,527,270
2,884 Altice USA, Inc.
k
7,008
1,193 AMC Networks, Inc.
k
9,663
706 Bandwidth, Inc.
k
13,767
11,325 Cargurus, Inc.
k
351,302
2,754 Cogent Communications Holdings 221,064
2,284 Comcast Corporation 99,742
4,617 E.W. Scripps Company
k
15,490
424 Electronic Arts, Inc. 63,960
382 Entravision Communications
Corporation 886
2,081 iHeartMedia, Inc.
k
4,120
2,558 Integral Ad Science Holding
Corporation
k
30,287
1,235 Iridium Communications, Inc. 36,223
983 Liberty Global, Ltd., Class A
k
19,473
1,117 Liberty Latin America, Ltd., Class
A
k
10,935
201 Liberty Media Corporation-Liberty
Live Group
k
11,730
2,393 Lumen Technologies, Inc.
k
15,291
1,349 Magnite, Inc.
k
16,836
3,336 Meta Platforms, Inc. 1,893,447
633 Netflix, Inc.
k
478,567
828 New York Times Company 46,236
122 Omnicom Group, Inc. 12,322
7,067 Pinterest, Inc.
k
224,660
9,693 QuinStreet, Inc.
k
203,553
305 Sinclair, Inc. 5,267
878 Sirius XM Holdings, Inc.
e
23,408
330 TechTarget, Inc.
k
9,552
745 Telephone and Data Systems, Inc. 22,164
126 TKO Group Holdings, Inc.
k
14,713
2,220 Trade Desk, Inc.
k
266,866
4,346 Verizon Communications, Inc. 183,097
Total 7,201,961
Consumer Discretionary  1.1%
20 Adient plc
k
391

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.6% Value
Consumer Discretionary  1.1% - continued
12,788 Amazon.com, Inc.
k
$ 2,383,683
2,733 American Axle & Manufacturing
Holdings, Inc.
k
15,441
1,997 American Eagle Outfitters, Inc. 39,121
331 Aptiv plc
k
18,811
474 Aramark 17,931
502 Autoliv, Inc. 46,626
218 Bath & Body Works, Inc. 6,187
607 Best Buy Company, Inc. 54,891
2,059 Boot Barn Holdings, Inc.
k
256,448
601 BorgWarner, Inc. 20,212
294 Bright Horizons Family Solutions,
Inc.
k
39,240
1,428 Brunswick Corporation 113,869
232 Carvana Company
k
57,376
28 Cavco Industries, Inc.
k
11,474
5,772 Champion Homes, Inc.
k
509,264
1,476 Chewy, Inc.
k
39,808
4,333 Chipotle Mexican Grill, Inc.
k
241,651
1,945 Columbia Sportswear Company 156,514
6,686 Cooper-Standard Holdings, Inc.
k
83,909
430 Crocs, Inc.
k
46,363
2,043 Dana, Inc. 15,670
39 Darden Restaurants, Inc. 6,241
1,592 Deckers Outdoor Corporation
k
256,137
1,625 DoorDash, Inc.
k
254,637
134 Dorman Products, Inc.
k
15,280
1,314 eBay, Inc. 75,568
264 Etsy, Inc.
k
13,580
419 Expedia Group, Inc.
k
65,494
172 Ford Motor Company 1,770
334 Fox Factory Holding Corporation
k
12,021
73 Frontdoor, Inc.
k
3,627
1,967 Gap, Inc. 40,855
549 Garmin, Ltd. 108,894
3,049 Gentex Corporation 92,415
762 Goodyear Tire & Rubber
Company
k
6,104
1,589 Grand Canyon Education, Inc.
k
217,868
298 Group 1 Automotive, Inc. 108,567
147 H&R Block, Inc. 8,780
2,988 Hanesbrands, Inc.
k
20,767
428 Hasbro, Inc. 28,090
4,154 Hilton Worldwide Holdings, Inc. 975,567
598 Home Depot, Inc. 235,462
474 Installed Building Products, Inc. 102,811
12 KB Home 942
1,691 Latham Group, Inc.
k
10,991
2,905 Laureate Education, Inc. 49,908
246 LCI Industries 27,375
133 Lear Corporation 12,736
385 Leggett & Platt, Inc. 4,620
101 Lennar Corporation 17,200
1,607 LKQ Corporation 59,122
829 Lululemon Athletica, Inc.
k
246,959
50 M/I Homes, Inc.
k
7,579
821 Mattel, Inc.
k
16,732
1,894 McDonald's Corporation 553,256
1,115 Modine Manufacturing Company
k
131,314
433 Mohawk Industries, Inc.
k
58,139
608 NIKE, Inc. 46,895
40 NVR, Inc.
k
366,112
55 OneSpaWorld Holdings, Ltd. 963
468 O'Reilly Automotive, Inc.
k
539,670
1,003 Patrick Industries, Inc. 126,358
Shares Common Stock  10.6% Value
Consumer Discretionary  1.1% - continued
533 Pool Corporation $ 192,754
35 PVH Corporation 3,446
10,746 Qurate Retail, Inc.
k
5,743
64 Ralph Lauren Corporation 12,668
428 Revolve Group, Inc.
k
10,623
1,998 Ross Stores, Inc. 279,161
448 Service Corporation International/
US 36,579
5,946 SharkNinja, Inc. 548,281
329 Steven Madden, Ltd. 14,795
390 Stitch Fix, Inc.
k
1,230
11,757 Stoneridge, Inc.
k
82,181
230 Strategic Education, Inc. 20,001
4,515 Tesla, Inc.
k
1,128,073
1,909 Texas Roadhouse, Inc. 364,848
48 TopBuild Corporation
k
16,962
532 Travel + Leisure Company 25,435
38 Ulta Beauty, Inc.
k
14,021
522 Upbound Group, Inc. 15,263
352 Valvoline, Inc.
k
14,179
1,971 VF Corporation 40,819
184 Visteon Corporation
k
16,606
4 Wingstop, Inc. 1,151
4,981 Wyndham Hotels & Resorts, Inc. 439,922
Total 12,387,027
Consumer Staples  0.4%
7,164 Altria Group, Inc. 390,151
600 BellRing Brands, Inc.
k
39,498
2,066 BJ's Wholesale Club Holdings,
Inc.
k
175,052
222 Casey's General Stores, Inc. 87,472
6,854 Coca-Cola Company 447,635
777 Colgate-Palmolive Company 72,813
156 Costco Wholesale Corporation 136,372
2,955 e.l.f. Beauty, Inc.
k
311,014
3,085 J & J Snack Foods Corporation 506,310
1,672 John B. Sanfilippo & Son, Inc. 137,957
1,462 Kenvue, Inc. 33,524
694 Keurig Dr Pepper, Inc. 22,867
81 Kimberly-Clark Corporation 10,868
367 Kroger Company 20,468
1,704 Lancaster Colony Corporation 295,814
565 McCormick & Company, Inc. 44,206
4,504 Philip Morris International, Inc. 597,681
2,173 Pilgrim's Pride Corporation
k
105,260
45 PriceSmart, Inc. 3,739
4,238 Procter & Gamble Company 700,033
395 Sysco Corporation 29,605
1,743 Turning Point Brands, Inc. 82,322
1,158 Tyson Foods, Inc. 67,847
389 US Foods Holding Corporation
k
23,982
2,027 Walmart, Inc. 166,113
50 WD-40 Company 13,103
Total 4,521,706
Energy  0.3%
6,653 Archrock, Inc. 133,193
7,737 Baker Hughes Company 294,625
74 Coterra Energy, Inc. 1,770
6,436 Devon Energy Corporation 248,944
4,733 EOG Resources, Inc. 577,237
3,697 Expand Energy Corporation 313,210
971 Expro Group Holdings NV
k
12,380

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.6% Value
Energy  0.3% - continued
2,312 Exxon Mobil Corporation $ 269,995
328 Gulfport Energy Corporation
k
45,408
2,347 Halliburton Company 65,106
1,964 Hess Midstream, LP 68,053
401 Kodiak Gas Services, Inc. 12,784
5,072 Matador Resources Company 264,302
3,328 Noble Corporation plc 106,429
10,798 NOV, Inc. 167,477
684 Ovintiv, Inc. 26,813
541 Par Pacific Holdings, Inc.
k
8,358
295 Phillips 66 35,937
2,667 Schlumberger NV 106,867
707 SM Energy Company 29,673
548 Solaris Energy Infrastructure, Inc. 7,201
15 Targa Resources Corporation 2,504
15,495 TechnipFMC plc 413,561
726 Williams Companies, Inc. 38,021
Total 3,249,848
Financials  1.6%
246 1st Source Corporation 14,571
267 Allstate Corporation 49,801
5,359 Ally Financial, Inc. 187,833
316 Amalgamated Financial
Corporation 10,480
194 American Express Company 52,396
273 Ameriprise Financial, Inc. 139,312
109 Ameris Bancorp 6,757
119 AMERISAFE, Inc. 6,432
1,273 Annaly Capital Management, Inc. 24,200
1,101 Arch Capital Group, Ltd.
k
108,515
540 Arthur J. Gallagher & Company 151,848
640 Artisan Partners Asset
Management, Inc. 28,224
1,122 Associated Banc-Corp 26,636
188 Assurant, Inc. 36,040
235 Assured Guaranty, Ltd. 19,613
130 Atlantic Union Bankshares
Corporation 4,914
90 Axis Capital Holdings, Ltd. 7,043
334 Axos Financial, Inc.
k
22,618
6,018 Bank of America Corporation 251,673
24 Bank of Hawaii Corporation 1,734
155 Bank of Marin Bancorp 3,443
3,210 Bank of N.T. Butterfield & Son, Ltd. 117,390
921 Bank of New York Mellon
Corporation 69,407
1,748 Bank OZK 76,475
252 BankFinancial Corporation 3,072
595 BankUnited, Inc. 21,027
215 Bar Harbor Bankshares 6,912
81 BayCom Corporation 2,013
473 BCB Bancorp, Inc. 5,742
1,812 Berkshire Hathaway, Inc.
k
817,067
494 Berkshire Hills Bancorp, Inc. 13,452
202 Block, Inc.
k
14,609
3,361 Blue Owl Capital, Inc. 75,152
24 BOK Financial Corporation 2,550
7,471 Bridgewater Bancshares, Inc.
k
109,077
389 Brighthouse Financial, Inc.
k
18,400
254 BrightSpire Capital, Inc. 1,544
3,043 Brookline Bancorp, Inc. 34,234
3,517 Brown & Brown, Inc. 368,019
452 Business First Bancshares, Inc. 11,838
449 Byline Bancorp, Inc. 12,083
Shares Common Stock  10.6% Value
Financials  1.6% - continued
438 Cadence Bank $ 14,642
33 Camden National Corporation 1,384
29 Capital City Bank Group, Inc. 1,015
1,150 Capitol Federal Financial, Inc. 7,412
1,007 Carlyle Group, Inc. 50,380
58 Cathay General Bancorp 2,667
1,339 Cboe Global Markets, Inc. 285,970
258 Central Pacific Financial
Corporation 6,951
318 Cincinnati Financial Corporation 44,784
1,238 Citigroup, Inc. 79,442
114 Citizens Financial Group, Inc. 4,802
397 CNB Financial Corporation 10,076
664 CNO Financial Group, Inc. 22,842
1,089 Columbia Banking System, Inc. 31,047
356 Comerica, Inc. 22,681
323 Commerce Bancshares, Inc. 20,187
44 Community Financial System, Inc. 2,690
1,258 Community Trust Bancorp, Inc. 65,164
202 ConnectOne Bancorp, Inc. 4,896
162 Cullen/Frost Bankers, Inc. 20,631
413 Customers Bancorp, Inc.
k
19,052
178 CVB Financial Corporation 3,459
121 Discover Financial Services 17,960
464 Eagle Bancorp, Inc. 12,161
456 East West Bancorp, Inc. 44,455
1,697 Ellington Credit Company 11,098
111 Employers Holdings, Inc. 5,408
231 Enova International, Inc.
k
20,076
36 Enterprise Bancorp, Inc./MA 1,156
403 Enterprise Financial Services
Corporation 21,246
653 Equitable Holdings, Inc. 29,607
226 Equity Bancshares, Inc. 9,603
11,815 F.N.B. Corporation 171,317
521 Federal Agricultural Mortgage
Corporation 95,484
2,212 Federated Hermes, Inc. 88,768
289 Fidelity National Information
Services, Inc. 25,932
238 Fifth Third Bancorp 10,396
681 Financial Institutions, Inc. 16,351
89 First American Financial
Corporation 5,709
230 First Bancorp/Puerto Rico 4,434
511 First Bancshares, Inc. 17,103
601 First Busey Corporation 14,610
4 First Citizens BancShares, Inc./NC 7,749
731 First Financial Bancorp 18,699
216 First Financial Bankshares, Inc. 7,806
263 First Financial Corporation 11,298
170 First Foundation, Inc. 1,144
134 First Hawaiian, Inc. 3,315
2,696 First Horizon Corporation 46,722
253 First Internet Bancorp 8,847
385 First Interstate BancSystem, Inc. 11,858
484 First Merchants Corporation 17,932
525 First Mid-Illinois Bancshares, Inc. 20,029
707 First of Long Island Corporation 8,891
1,320 Fiserv, Inc.
k
261,228
316 Flagstar Financial, Inc.
e
3,198
572 Flushing Financial Corporation 8,966
4,841 Fulton Financial Corporation 87,671
6,077 Glacier Bancorp, Inc. 316,916
192 Global Payments, Inc. 19,912

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.6% Value
Financials  1.6% - continued
746 Great Southern Bancorp, Inc. $ 42,291
197 Green Dot Corporation
k
2,238
1,192 Hamilton Lane, Inc. 214,131
509 Hancock Whitney Corporation 26,509
2,833 Hanmi Financial Corporation 64,791
131 Hanover Insurance Group, Inc. 19,431
81 HarborOne Bancorp, Inc. 961
347 Hartford Financial Services Group,
Inc. 38,323
284 Heartland Financial USA, Inc. 16,898
271 Heritage Commerce Corporation 2,631
1,257 Heritage Financial Corporation 28,898
394 Home BancShares, Inc. 10,752
1,070 Hometrust Bancshares, Inc. 35,470
1,170 Hope Bancorp, Inc. 14,496
57 Horace Mann Educators
Corporation 2,123
827 Horizon Bancorp, Inc. 13,249
2,974 Houlihan Lokey, Inc. 513,818
425 Huntington Bancshares, Inc./OH 6,626
301 Independent Bank Corporation/MA 18,933
622 Independent Bank Corporation/MI 20,389
6,440 Intercontinental Exchange, Inc. 1,003,803
14 International Bancshares
Corporation 858
1,526 Invesco, Ltd. 26,461
66 Investar Holding Corporation 1,377
3,097 J.P. Morgan Chase & Company 687,286
1,412 Jack Henry & Associates, Inc. 256,885
1,958 Janus Henderson Group plc 80,885
185 Jefferies Financial Group, Inc. 11,836
1,570 Kearny Financial Corporation/MD 10,974
1,639 KeyCorp 28,273
1,515 Kinsale Capital Group, Inc. 648,587
192 LendingTree, Inc.
k
10,950
60 M&T Bank Corporation 11,681
134 MarketAxess Holdings, Inc. 38,782
2,952 Marsh & McLennan Companies,
Inc. 644,244
1,441 Mastercard, Inc. 719,909
360 Mercantile Bank Corporation 15,430
208 Metropolitan Bank Holding
Corporation
k
11,128
1,757 MFA Financial, Inc. 21,594
6,569 MGIC Investment Corporation 164,488
134 Mid Penn Bancorp, Inc. 4,233
549 Midland States Bancorp, Inc. 13,621
1,914 MidWestOne Financial Group, Inc. 55,391
430 Moody's Corporation 195,237
90 Morningstar, Inc. 29,524
815 Mr. Cooper Group, Inc.
k
72,168
1,002 MSCI, Inc. 572,342
39 MVB Financial Corporation 741
13,419 Nasdaq, Inc. 991,932
9 Nelnet, Inc. 1,014
2,859 NMI Holdings, Inc.
k
110,586
2,846 Northern Trust Corporation 286,080
731 Northfield Bancorp, Inc. 8,604
1,018 Northwest Bancshares, Inc. 13,529
3,829 OceanFirst Financial Corporation 69,688
2,015 OFG Bancorp 81,144
787 Old National Bancorp 15,158
558 Old Republic International
Corporation 19,491
760 Old Second Bancorp, Inc. 12,479
Shares Common Stock  10.6% Value
Financials  1.6% - continued
872 OneMain Holdings, Inc. $ 43,312
80 Orrstown Financial Services, Inc. 2,995
115 Palomar Holdings, Inc.
k
10,324
11 Park National Corporation 1,901
788 PayPal Holdings, Inc.
k
62,488
157 PCB Bancorp 2,947
126 PennyMac Financial Services, Inc. 12,560
489 Peoples Bancorp, Inc./OH 15,051
202 Pinnacle Financial Partners, Inc. 21,301
140 PNC Financial Services Group,
Inc. 26,358
965 Popular, Inc. 86,107
102 Principal Financial Group, Inc. 8,405
2,373 Progressive Corporation 576,236
2,350 Prosperity Bancshares, Inc. 172,020
139 Prudential Financial, Inc. 17,025
3,167 Radian Group, Inc. 110,560
264 Regions Financial Corporation 6,302
62 Reinsurance Group of America,
Inc. 13,087
1,149 Rithm Capital Corporation 12,168
2,317 RLI Corporation 361,382
654 S&P Global, Inc. 314,155
2,226 SEI Investments Company 166,416
93 ServisFirst Bancshares, Inc. 7,732
611 Shore Bancshares, Inc. 8,884
84 Simmons First National
Corporation 1,949
177 Skyward Specialty Insurance
Group, Inc.
k
7,825
88 Southern Missouri Bancorp, Inc. 5,218
368 Southside Bancshares, Inc. 11,923
193 SouthState Corporation 18,823
113 Stellar Bancorp, Inc. 3,076
733 StepStone Group, Inc. 44,075
87 Stifel Financial Corporation 9,015
374 Synovus Financial Corporation 18,651
60 Texas Capital Bancshares, Inc.
k
4,617
4,301 TPG, Inc. 291,092
3,118 Tradeweb Markets, Inc. 395,986
4,533 Triumph Financial, Inc.
k
400,581
225 Truist Financial Corporation 9,686
526 TrustCo Bank Corporation NY 17,347
557 U.S. Bancorp 26,909
97 UMB Financial Corporation 10,644
271 United Bankshares, Inc. 10,211
176 United Community Banks, Inc. 5,009
428 Univest Financial Corporation 11,911
646 Unum Group 41,460
2,177 Valley National Bancorp 20,616
1,745 Virtu Financial, Inc. 54,025
1,253 Visa, Inc. 363,182
60 WaFd, Inc. 2,039
96 Walker & Dunlop, Inc. 10,500
2,269 Webster Financial Corporation 117,534
4,440 Wells Fargo & Company 288,245
349 Westamerica Bancorporation 17,980
4,505 Western Alliance Bancorp 374,861
2,959 Western Union Company 31,839
178 Willis Towers Watson plc 53,790
175 Wintrust Financial Corporation 20,281
75 WSFS Financial Corporation 3,688
3,589 Zions Bancorp NA 186,843
Total 18,133,873

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.6% Value
Health Care  1.2%
5,121 Abbott Laboratories $ 580,568
3,396 AbbVie, Inc. 692,343
349 ACELYRIN, Inc.
k
1,982
106 ADMA Biologics, Inc.
k
1,729
5,619 Agilent Technologies, Inc. 732,212
230 Agios Pharmaceuticals, Inc.
k
10,219
206 Align Technology, Inc.
k
42,236
201 Amgen, Inc. 64,352
956 AMN Healthcare Services, Inc.
k
36,271
214 Anika Therapeutics, Inc.
k
3,662
626 Arcellx, Inc.
k
52,753
347 Argenx SE ADR
k
203,446
57 Arvinas, Inc.
k
1,507
524 Ascendis Pharma AS ADR
k
64,358
134 Astria Therapeutics, Inc.
k
1,498
6,153 Avantor, Inc.
k
137,643
49 Biogen, Inc.
k
8,526
730 Bio-Techne Corporation 53,837
2,585 Boston Scientific Corporation
k
217,192
90 Bruker Corporation 5,095
759 CareDx, Inc.
k
16,797
999 Caribou Biosciences, Inc.
k
1,958
217 Castle Biosciences, Inc.
k
7,523
886 Cencora, Inc. 202,079
275 Centene Corporation
k
17,121
31 Charles River Laboratories
International, Inc.
k
5,536
784 Chemed Corporation 423,548
451 Cooper Companies, Inc.
k
47,211
112 CRISPR Therapeutics AG
e,k
5,196
1,352 Danaher Corporation 332,132
490 Definitive Healthcare Corporation
k
2,033
1,219 Denali Therapeutics, Inc.
k
31,645
2,245 Dentsply Sirona, Inc. 52,017
3,077 Dexcom, Inc.
k
216,867
23 Doximity, Inc.
k
960
801 Editas Medicine, Inc.
k
2,323
840 Edwards Lifesciences Corporation
k
56,288
4,942 Elanco Animal Health, Inc.
k
62,467
787 Eli Lilly & Company 653,005
78 Enanta Pharmaceuticals, Inc.
k
877
4,575 Encompass Health Corporation 455,029
950 Erasca, Inc.
k
2,460
76 Exelixis, Inc.
k
2,523
1,170 Fate Therapeutics, Inc.
k
2,773
4,880 Globus Medical, Inc.
k
358,875
1,166 GoodRx Holdings, Inc.
k
7,136
3,816 Haemonetics Corporation
k
271,547
259 Health Catalyst, Inc.
k
2,012
1,885 HealthEquity, Inc.
k
160,696
371 Humana, Inc. 95,655
634 ICON plc
k
140,818
1,658 IDEXX Laboratories, Inc.
k
674,673
22 Illumina, Inc.
k
3,171
616 Inspire Medical Systems, Inc.
k
120,145
283 Intellia Therapeutics, Inc.
k
4,024
183 Intuitive Surgical, Inc.
k
92,203
113 IQVIA Holding, Inc.
k
23,258
77 iTeos Therapeutics, Inc.
k
651
786 Johnson & Johnson 125,650
377 Kura Oncology, Inc.
k
6,303
98 Kymera Therapeutics, Inc.
k
4,525
185 Labcorp Holdings, Inc. 42,230
1,573 Legend Biotech Corporation ADR
k
70,816
11 Ligand Pharmaceuticals, Inc.
k
1,163
Shares Common Stock  10.6% Value
Health Care  1.2% - continued
316 Medpace Holdings, Inc.
k
$ 99,294
3,990 Medtronic plc 356,108
330 Mettler-Toledo International, Inc.
k
426,277
109 Molina Healthcare, Inc.
k
35,013
354 Myriad Genetics, Inc.
k
7,774
1,052 Natera, Inc.
k
127,250
471 Neurocrine Biosciences, Inc.
k
56,647
341 Novocure, Ltd.
k
5,176
11,461 Option Care Health, Inc.
k
264,061
2,728 Paragon 28, Inc.
k
14,458
1,408 Penumbra, Inc.
k
322,249
3,065 Pfizer, Inc. 86,740
71 Phibro Animal Health Corporation 1,642
165 Prestige Consumer Healthcare,
Inc.
k
12,169
444 Prothena Corporation plc
k
7,548
365 PTC Therapeutics, Inc.
k
14,571
127 QIAGEN NV 5,347
75 Quest Diagnostics, Inc. 11,612
50 Regeneron Pharmaceuticals, Inc.
k
41,910
2,184 Relay Therapeutics, Inc.
k
12,307
3,347 Repligen Corporation
k
449,402
702 Rocket Pharmaceuticals, Inc.
k
11,688
2,963 Royalty Pharma plc 80,001
2,102 RxSight, Inc.
k
106,487
334 Sage Therapeutics, Inc.
k
2,031
1,678 Sarepta Therapeutics, Inc.
k
211,428
7,787 scPharmaceuticals, Inc.
k
32,316
411 STERIS plc 91,180
10,837 Stevanato Group SPA 206,011
1,205 Stryker Corporation 429,317
176 Teleflex, Inc. 35,387
51 Tenet Healthcare Corporation
k
7,906
1,021 Thermo Fisher Scientific, Inc. 557,793
4,413 Twist Bioscience Corporation
k
178,109
651 UnitedHealth Group, Inc. 367,490
1,072 Veeva Systems, Inc.
k
223,866
2,766 Vericel Corporation
k
121,815
1,292 Vertex Pharmaceuticals, Inc.
k
614,966
992 Viatris, Inc. 11,507
9,377 Viemed Healthcare, Inc.
k
80,173
125 West Pharmaceutical Services,
Inc. 38,491
633 Xencor, Inc.
k
13,299
402 Xenon Pharmaceuticals, Inc.
k
16,526
258 Zentalis Pharmaceuticals, Inc.
k
704
346 Zoetis, Inc. 61,858
Total 13,575,252
Industrials  1.7%
686 A.O. Smith Corporation 51,519
1,062 AAR Corporation
k
62,339
113 ABM Industries, Inc. 5,996
5 Acuity Brands, Inc. 1,503
2,388 Advanced Drainage Systems, Inc. 357,913
2,412 AECOM 257,602
5,259 Air Lease Corporation 233,237
324 Allison Transmission Holdings, Inc. 34,623
2,850 AMETEK, Inc. 522,519
207 Applied Industrial Technologies,
Inc. 47,939
318 Arcosa, Inc. 29,777
1,208 Armstrong World Industries, Inc. 168,576
3,689 Atmus Filtration Technologies, Inc. 143,650
2,092 Automatic Data Processing, Inc. 605,090

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.6% Value
Industrials  1.7% - continued
186 Axon Enterprise, Inc.
k
$ 78,771
2,541 AZEK Company, Inc.
k
111,804
12,424 Badger Infrastructure Solutions,
Ltd. 323,193
2,312 Barrett Business Services, Inc. 83,671
1,201 Beacon Roofing Supply, Inc.
k
110,576
1,583 Brady Corporation 112,615
4,119 BWX Technologies, Inc. 501,488
1 CACI International, Inc.
k
553
35 Carlisle Companies, Inc. 14,778
1,075 Casella Waste Systems, Inc.
k
105,221
145 Caterpillar, Inc. 54,549
2,814 CECO Environmental Corporation
k
66,973
895 Clean Harbors, Inc.
k
206,978
143 CSW Industrials, Inc. 50,493
21,745 CSX Corporation 731,502
136 Cummins, Inc. 44,741
86 Curtiss-Wright Corporation 29,667
2,984 Dayforce, Inc.
e,k
211,715
407 DNOW, Inc.
k
4,815
810 Donaldson Company, Inc. 59,260
2 Dover Corporation 379
568 EMCOR Group, Inc. 253,368
3,480 Enerpac Tool Group Corporation 153,538
17 ESCO Technologies, Inc. 2,134
15,120 ExlService Holdings, Inc.
k
630,050
531 Expeditors International of
Washington, Inc. 63,189
10,391 Fastenal Company 812,368
3,063 Ferguson Enterprises, Inc. 602,615
3,773 Flowserve Corporation 198,611
1,283 Fluor Corporation
k
67,075
2,000 Graco, Inc. 162,900
118 Griffon Corporation 7,420
6,807 Helios Technologies, Inc. 314,007
76 Herc Holdings, Inc. 15,895
9,760 Howmet Aerospace, Inc. 973,267
132 IDEX Corporation 28,332
601 IES Holdings, Inc.
k
131,418
3,027 Ingersoll Rand, Inc. 290,592
322 Interface, Inc. 5,625
549 ITT Corporation 76,926
20,110 Janus International Group, Inc.
k
148,010
64 JB Hunt Transport Services, Inc. 11,560
431 Kirby Corporation
k
49,462
3,497 Knight-Swift Transportation
Holdings, Inc. 182,124
3,243 Korn Ferry 229,118
644 Kratos Defense & Security
Solutions, Inc.
k
14,632
1,140 Landstar System, Inc. 200,378
100 Leidos Holdings, Inc. 18,316
314 Lincoln Electric Holdings, Inc. 60,464
379 ManpowerGroup, Inc. 23,820
3,528 Masco Corporation 281,922
16,075 Masterbrand, Inc.
k
288,707
1,396 Miller Industries, Inc. 91,633
850 Moog, Inc. 160,310
3,751 Mueller Water Products, Inc. 80,984
107 Northrop Grumman Corporation 54,465
3,528 nVent Electric plc 263,083
1,464 Old Dominion Freight Line, Inc. 294,732
150 Otis Worldwide Corporation 14,730
3,104 Owens Corning, Inc. 548,756
154 PACCAR, Inc. 16,059
Shares Common Stock  10.6% Value
Industrials  1.7% - continued
534 Parker-Hannifin Corporation $ 338,593
1,269 Pentair plc 125,783
350 Quanta Services, Inc. 105,570
1,156 Regal Rexnord Corporation 192,520
72 Republic Services, Inc. 14,256
2,740 Robert Half, Inc. 186,621
838 Rockwell Automation, Inc. 223,503
237 Rush Enterprises, Inc. 13,409
593 Saia, Inc.
k
289,746
7,791 Schneider National, Inc. 220,329
784 Simpson Manufacturing Company,
Inc. 140,955
601 SkyWest, Inc.
k
57,215
524 SS&C Technologies Holdings, Inc. 36,643
1,827 Tennant Company 159,972
28 Tetra Tech, Inc. 1,369
4,458 Timken Company 370,014
2,007 Trane Technologies plc 742,911
25 TransDigm Group, Inc. 32,557
2,272 TransUnion 230,154
1,264 Uber Technologies, Inc.
k
91,071
934 UFP Industries, Inc. 114,266
9 UniFirst Corporation/MA 1,618
281 Union Pacific Corporation 65,212
164 United Airlines Holdings, Inc.
k
12,835
364 United Parcel Service, Inc. 48,798
246 United Rentals, Inc. 199,949
2,117 Verisk Analytics, Inc. 581,582
638 Verra Mobility Corporation
k
16,569
71 Wabtec Corporation 13,347
1,419 Waste Connections, Inc. 250,808
487 Waste Management, Inc. 105,119
380 Watsco, Inc. 179,744
5,409 WNS Holdings, Ltd.
k
259,578
Total 18,671,236
Information Technology  2.6%
202 A10 Networks, Inc. 2,959
247 ACI Worldwide, Inc.
k
12,152
948 Adobe, Inc.
k
453,220
763 Advanced Micro Devices, Inc.
k
109,925
1,261 Agilysys, Inc.
k
126,150
283 Ambarella, Inc.
k
15,902
17,032 Amphenol Corporation 1,141,485
19,517 Apple, Inc. 4,409,085
2,207 Applied Materials, Inc. 400,747
69 AppLovin Corporation
k
11,688
897 Arista Networks, Inc.
k
346,637
2,330 ASGN, Inc.
k
214,593
62 Atlassian Corporation
k
11,689
3,442 Autodesk, Inc.
k
976,840
29 Box, Inc.
k
921
3,725 Broadcom, Inc. 632,393
351 CDW Corporation 66,069
3,252 Ciena Corporation
k
206,535
8,860 Cisco Systems, Inc. 485,262
603 Clearwater Analytics Holdings,
Inc.
k
15,744
329 Coherent Corporation
k
30,413
6,528 Cohu, Inc.
k
162,678
340 CommScope Holding Company,
Inc.
k
2,288
169 CommVault Systems, Inc.
k
26,396
83 Consensus Cloud Solutions, Inc.
k
1,841

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.6% Value
Information Technology  2.6% - continued
404 Credo Technology Group Holding,
Ltd.
k
$ 15,231
680 CrowdStrike Holdings, Inc.
k
201,872
1,008 CyberArk Software, Ltd.
k
278,732
586 Datadog, Inc.
k
73,508
1,193 Descartes Systems Group, Inc.
k
123,988
1,732 DocuSign, Inc.
k
120,166
824 Dolby Laboratories, Inc. 60,070
3,928 Dynatrace Holdings, LLC
k
211,326
46 Elastic NV
k
3,691
204 F5, Inc.
k
47,712
1,526 Fabrinet
k
367,720
1,335 Flex, Ltd.
k
46,284
600 Fortinet, Inc.
k
47,196
445 Gartner, Inc.
k
223,612
5,562 Gitlab, Inc.
k
298,958
828 Globant SA
k
173,789
3,511 Guidewire Software, Inc.
k
653,959
434 HubSpot, Inc.
k
240,779
414 Insight Enterprises, Inc.
k
72,417
296 International Business Machines
Corporation 61,189
133 IPG Photonics Corporation
k
10,768
231 Itron, Inc.
k
25,817
12,945 JFrog, Ltd.
k
377,735
237 Keysight Technologies, Inc.
k
35,315
513 KLA Corporation 341,776
2,609 Lam Research Corporation 193,979
6,585 Lattice Semiconductor
Corporation
k
333,596
1,075 Littelfuse, Inc. 262,977
2,667 Marvell Technology, Inc. 213,653
9,872 Microsoft Corporation 4,011,487
32 MicroStrategy, Inc.
k
7,824
284 MKS Instruments, Inc. 28,210
985 MongoDB, Inc.
k
266,344
374 Monolithic Power Systems, Inc. 283,978
1,193 Motorola Solutions, Inc. 536,075
610 Napco Security Technologies, Inc. 23,473
203 nCino, Inc.
k
7,572
1,106 NetApp, Inc. 127,533
32,778 NVIDIA Corporation 4,351,607
146 Okta, Inc.
k
10,496
440 Olo, Inc.
k
2,204
703 ON Semiconductor Corporation
k
49,554
1,188 Onto Innovation, Inc.
k
235,616
90 Oracle Corporation 15,106
24 PC Connection, Inc. 1,528
2,943 PDF Solutions, Inc.
k
83,346
744 Plexus Corporation
k
107,210
66 Procore Technologies, Inc.
k
4,333
1,445 PTC, Inc.
k
267,802
584 Q2 Holdings, Inc.
k
49,441
759 Qorvo, Inc.
k
54,086
783 QUALCOMM, Inc. 127,449
2,358 Salesforce, Inc. 687,050
678 ServiceNow, Inc.
k
632,567
1,096 Silicon Laboratories, Inc.
k
113,831
970 SolarWinds Corporation 12,688
376 Synopsys, Inc.
k
193,117
318 TD SYNNEX Corporation 36,681
211 TE Connectivity plc 31,106
44 Teledyne Technologies, Inc.
k
20,034
318 Tenable Holdings, Inc.
k
12,596
8,358 Trimble, Inc.
k
505,659
Shares Common Stock  10.6% Value
Information Technology  2.6% - continued
16,778 TTM Technologies, Inc.
k
$ 376,498
351 Tyler Technologies, Inc.
k
212,562
352 Universal Display Corporation 63,473
6,061 Varonis Systems, Inc.
k
305,293
1,152 VeriSign, Inc.
k
203,720
152 Viavi Solutions, Inc.
k
1,401
1,370 Vontier Corporation 50,800
1,630 Workiva, Inc.
k
130,009
169 Xerox Holdings Corporation 1,381
Total 29,224,167
Materials  0.3%
443 Albemarle Corporation
e
41,965
361 Allegheny Technologies, Inc.
k
19,028
178 AptarGroup, Inc. 29,888
885 Avient Corporation 41,250
3,121 Axalta Coating Systems, Ltd.
k
118,348
111 Balchem Corporation 18,574
799 Ball Corporation 47,341
110 Berry Plastics Group, Inc. 7,749
446 Celanese Corporation 56,183
1,834 Chemours Company 33,305
262 DuPont de Nemours, Inc. 21,743
211 Eagle Materials, Inc. 60,232
1,025 Eastman Chemical Company 107,717
3,603 Ecolab, Inc. 885,365
1,766 Element Solutions, Inc. 47,859
1,657 Greif, Inc. 103,463
3,322 Hecla Mining Company 21,560
245 Huntsman Corporation 5,390
3,475 Ingevity Corporation
k
145,220
362 Innospec, Inc. 39,016
21 International Flavors & Fragrances,
Inc. 2,088
10,288 Ivanhoe Mines, Ltd.
k
136,031
344 Kaiser Aluminum Corporation 25,545
596 Knife River Corporation
k
58,003
264 Koppers Holdings, Inc. 8,979
304 Linde plc 138,670
30 LyondellBasell Industries NV 2,605
355 Martin Marietta Materials, Inc. 210,281
362 Minerals Technologies, Inc. 27,255
1,581 Mosaic Company 42,308
383 Nucor Corporation 54,325
495 O-I Glass, Inc.
k
5,499
2,490 Olin Corporation 102,165
708 Orion SA 10,613
4 Packaging Corporation of America 916
100 PPG Industries, Inc. 12,451
325 Radius Recycling, Inc. 5,262
145 Ranpak Holdings Corporation
k
882
17 Royal Gold, Inc. 2,483
1,294 RPM International, Inc. 164,480
284 Sensient Technologies Corporation 21,436
689 Sonoco Products Company 36,186
1,148 Steel Dynamics, Inc. 149,814
147 Stepan Company 10,634
2,559 Summit Materials, Inc.
k
121,322
1,523 Trinseo plc 7,036
12,623 Tronox Holdings plc 152,991
783 United States Lime & Minerals, Inc. 88,307
859 United States Steel Corporation 33,372
162 Vulcan Materials Company 44,377

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  10.6% Value
Materials  0.3% - continued
2,272 West Fraser Timber Company, Ltd. $ 205,389
Total 3,732,901
Real Estate  0.4%
3,902 Agree Realty Corporation 289,723
414 Alexandria Real Estate Equities,
Inc. 46,182
371 AvalonBay Communities, Inc. 82,217
390 Brixmor Property Group, Inc. 10,510
620 Broadstone Net Lease, Inc. 10,906
1,634 CBRE Group, Inc.
k
214,005
4,326 Compass, Inc.
k
27,470
2,486 CoStar Group, Inc.
k
180,956
455 CTO Realty Growth, Inc. 8,804
14,092 Cushman and Wakefield plc
k
190,947
136 DiamondRock Hospitality
Company 1,165
1,764 Diversified Healthcare Trust 6,297
2,409 Douglas Elliman, Inc.
k
4,842
1,790 EastGroup Properties, Inc. 306,591
1,696 EPR Properties 76,948
62 Equinix, Inc. 56,301
5,603 Equity Commonwealth
k
110,883
23,849 Essential Properties Realty Trust,
Inc. 755,775
72 Essex Property Trust, Inc. 20,438
311 Extra Space Storage, Inc. 50,786
613 First Industrial Realty Trust, Inc. 32,176
1,310 Four Corners Property Trust, Inc. 36,104
808 Getty Realty Corporation 25,363
317 Howard Hughes Holdings, Inc.
k
24,105
1,989 Independence Realty Trust, Inc. 39,024
1,692 Industrial Logistics Properties Trust 5,981
330 Innovative Industrial Properties,
Inc. 42,633
289 InvenTrust Properties Corporation 8,511
1,141 Invitation Homes, Inc. 35,839
8,226 National Storage Affiliates Trust 346,726
75 NET Lease Office Properties 2,253
2,622 NetSTREIT Corporation 40,641
4,259 Outfront Media, Inc. 75,640
2,900 Pebblebrook Hotel Trust 34,742
511 Plymouth Industrial REIT, Inc. 10,384
191 RE/MAX Holdings, Inc.
k
2,338
1,274 Rexford Industrial Realty, Inc. 54,642
234 RMR Group, Inc. 5,632
16,114 Sabra Health Care REIT, Inc. 312,612
345 Safehold, Inc. 7,342
1,199 SBA Communications Corporation 275,135
5,225 STAG Industrial, Inc. 194,788
307 Sun Communities, Inc. 40,733
4,950 Tanger, Inc. 164,488
6,565 Terreno Realty Corporation 393,572
3,562 Uniti Group, Inc. 18,059
1,278 Zillow Group, Inc., Class A
k
74,188
875 Zillow Group, Inc., Class C
k
52,579
Total 4,807,976
Utilities  0.3%
1,718 AES Corporation 28,330
1,591 Alliant Energy Corporation 95,460
70 American States Water Company 5,772
1,565 American Water Works Company,
Inc. 216,142
Shares Common Stock  10.6% Value
Utilities  0.3% - continued
534 Black Hills Corporation $ 31,608
688 Brookfield Infrastructure
Corporation 28,263
777 California Water Service Group 40,373
2,757 CenterPoint Energy, Inc. 81,414
2,395 Clearway Energy, Inc., Class A 63,803
4,052 Clearway Energy, Inc., Class C 114,996
378 Eversource Energy 24,891
2,674 Hawaiian Electric Industries, Inc.
k
27,462
7,807 NextEra Energy Partners, LP
e
151,065
3,032 NiSource, Inc. 106,605
965 Northwestern Energy Group, Inc. 51,589
1,997 Portland General Electric
Company 94,658
1,327 Spire, Inc. 84,742
508 TXNM Energy, Inc. 22,118
25,311 UGI Corporation 605,186
2,362 Vistra Energy Corporation 295,156
10,701 Xcel Energy, Inc. 714,934
Total 2,884,567
Total Common Stock
(cost $87,308,600) 118,390,514
Shares Private Equity Funds 0.6% Value
Secondary  0.6%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,f,k
258,705
1 ASF IX, LP
*,f,k
949,065
1 ASF VIII Sidecar (Cayman), LP
*,f,k
160,603
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,f,k
682,058
1 LCP X (Offshore), LP
*,f,k
5,001,410
Total 7,051,841
Total Private Equity Funds
(cost $5,162,237) 7,051,841
Shares
Collateral Held for Securities
Loaned 0.3% Value
3,209,906 Thrivent Cash Management Trust 3,209,906
Total Collateral Held for
Securities Loaned
(cost $3,209,906) 3,209,906
Shares or
Principal
Amount Short-Term Investments 14.9% Value
Federal Home Loan Bank Discount
Notes
2,300,000 4.910%, 11/8/2024
l,m
2,297,702
1,000,000 5.085%, 11/13/2024
l,m
998,377
400,000 5.050%, 11/15/2024
l,m
399,251
100,000 4.990%, 11/22/2024
l,m
99,725
600,000 4.950%, 11/29/2024
l,m
597,827
3,300,000 4.530%, 1/10/2025
l,m
3,271,331
100,000 4.525%, 1/17/2025
l,m
99,046
400,000 4.500%, 1/24/2025
l,m
395,840

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  14.9% Value
Thrivent Core Short-Term Reserve
Fund
15,876,690 5.100% $ 158,766,901
Total Short-Term Investments
(cost $166,887,730) 166,926,000
Total Investments (cost
$998,776,775) 101.8% $1,137,642,738
Other Assets and Liabilities, Net
(1.8%) (20,201,838)
Total Net Assets 100.0% $1,117,440,900
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $57,657,078 or
5.2% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2024.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of October
31, 2024 was $7,071,841 or 0.63% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2024.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ –
ASF IX, LP  3/18/2024 651,473
ASF VIII Sidecar (Cayman), LP  6/28/2024 133,962
Credit Suisse Group AG  9/5/2018 200,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 546,000
LCP X (Offshore), LP  10/25/2023 3,830,802
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of October 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,757,745
Common Stock 342,955
Total lending $3,100,700
Gross amount payable upon return of
collateral for securities loaned $3,209,906
Net amounts due to counterparty $109,206
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $169,349,629
Gross unrealized depreciation (39,379,656)
Net unrealized appreciation (depreciation) $129,969,973
Cost for federal income tax purposes $1,004,803,894

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 9,235,728 – 9,235,728 –
Basic Materials 3,115,403 – 3,115,403 –
Capital Goods 7,329,627 – 7,329,627 –
Collateralized Mortgage Obligations 15,046,179 – 14,181,616 864,563
Commercial Mortgage-Backed Securities 3,585,298 – 3,585,298 –
Communications Services 10,923,556 – 10,923,556 –
Consumer Cyclical 12,389,130 – 12,389,130 –
Consumer Non-Cyclical 12,563,718 – 12,563,718 –
Energy 9,527,813 – 9,527,813 –
Financials 34,198,473 – 34,198,473 –
Foreign Government 319,218 – 319,218 –
Mortgage-Backed Securities 127,096,301 – 127,096,301 –
Technology 8,012,725 – 8,012,725 –
Transportation 2,223,709 – 2,223,709 –
U.S. Government & Agencies 127,643,507 – 127,643,507 –
Utilities 7,980,648 – 7,980,648 –
Registered Investment Companies
U.S. Affiliated 378,854,153 378,854,153 – –
U.S. Unaffiliated 4,847,541 4,847,541 – –
Common Stock
Communications Services 7,201,961 7,201,961 – –
Consumer Discretionary 12,387,027 12,387,027 – –
Consumer Staples 4,521,706 4,521,706 – –
Energy 3,249,848 3,249,848 – –
Financials 18,133,873 18,133,873 – –
Health Care 13,575,252 13,575,252 – –
Industrials 18,671,236 18,348,043 323,193 –
Information Technology 29,224,167 29,224,167 – –
Materials 3,732,901 3,596,870 136,031 –
Real Estate 4,807,976 4,807,976 – –
Utilities 2,884,567 2,884,567 – –
Private Equity Funds
Secondary 7,051,841 – – 7,051,841
Short-Term Investments 8,159,099 – 8,159,099 –
Subtotal Investments in Securities $908,494,181 $501,632,984 $398,944,793 $7,916,404
Other Investments  * Total
Affiliated Short-Term Investments 158,766,901
U.S. Affiliated Registered Investment Cos. 67,171,750
Collateral Held for Securities Loaned 3,209,906
Subtotal Other Investments $229,148,557
Total Investments at Value $1,137,642,738
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,619,006 1,572,348 46,658 –
Total Asset Derivatives $1,619,006 $1,572,348 $46,658 $–
Liability Derivatives
Futures Contracts 4,353,410 4,353,410 – –
Total Rate of Return Swaps 134,467 – 134,467 –
Total Liability Derivatives $4,487,877 $4,353,410 $134,467 $–

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling $8,193,099 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 69 December 2024 $ 7,790,433 ( $ 168,089)
CBOT 2-Yr. U.S. Treasury Note 239 December 2024 49,599,059 (378,130)
CBOT 5-Yr. U.S. Treasury Note 287 December 2024 31,421,936 (645,669)
CBOT U.S. Long Bond 88 December 2024 10,839,492 (458,242)
CME E-mini Russell 2000 Index 1 December 2024 110,328 102
CME E-mini S&P 500 Index 317 December 2024 89,764,100 1,191,125
CME Ultra Long Term U.S. Treasury Bond 87 December 2024 11,512,009 (582,634)
ICE mini MSCI EAFE Index 238 December 2024 28,905,233 (937,853)
ICE US mini MSCI Emerging Markets Index 35 December 2024 1,920,188 51,187
Ultra 10-Yr. U.S. Treasury Note 35 December 2024 4,081,375 (100,125)
Total Futures Long Contracts $ 235,944,153 ( $ 2,028,328)
CBOT 10-Yr. U.S. Treasury Note (27) December 2024 ( $ 3,085,730) $ 103,074
CME E-mini Russell 2000 Index (200) December 2024 (21,630,758) (455,242)
CME E-mini S&P Mid-Cap 400 Index (104) December 2024 (31,754,014) (627,426)
CME Euro Foreign Exchange Currency (92) December 2024 (12,736,306) 212,806
Eurex Euro STOXX 50 Index (231) December 2024 (12,213,149) 46,658
Ultra 10-Yr. U.S. Treasury Note (3) December 2024 (355,304) 14,054
Total Futures Short Contracts ( $ 81,775,261) ($706,076)
Total Futures Contracts $ 154,168,892 ($2,734,404)
The following table presents Moderately Conservative Allocation Fund's total rate of return swap contracts held as of October 31, 2024.
Total Rate of
Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 1,601,913 ( $ 134,467) $ – ( $ 134,467)
Total Rate of Return Swaps ( $ 134,467) $ – ($134,467)
# Payment made on Termination Date

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Moderately
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 212,806
Total Foreign Exchange Contracts 212,806
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,289,072
Total Equity Contracts 1,289,072
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 117,128
Total Interest Rate Contracts 117,128
Total Asset Derivatives $1,619,006
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,020,521
Total Rate of Return Swaps Net Assets - Distributable earnings/(accumulated loss) 134,467
Total Equity Contracts 2,154,988
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,332,889
Total Interest Rate Contracts 2,332,889
Total Liability Derivatives $4,487,877
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 847,658
Total Interest Rate Contracts 847,658
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 12,062,381
Total Rate of Return Swaps Net realized gains/(losses) on Swap agreements 21,089
Total Equity Contracts 12,083,470
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (144,559)
Total Foreign Exchange Contracts (144,559)
Total $12,786,569

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 67,244
Total Foreign Exchange Contracts 67,244
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,706,124
Total Rate of Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (134,467)
Total Equity Contracts 1,571,657
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,274,152
Total Interest Rate Contracts 1,274,152
Total $2,913,053
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended October
31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $121,608,287
Futures - Short (69,995,332)
Total Rate of Return Swaps - Short (27,489)
Interest Rate Contracts
Futures - Long 86,722,406
Futures - Short (3,017,749)
Foreign Exchange Contracts
Futures - Short (11,983,370)

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,792 $2,036 $6,867 $32,148 3,911 2.9%
Core Emerging Markets Equity 7,078 255 – 8,880 905 0.8
Core International Equity 13,108 515 – 16,133 1,488 1.4
Core Low Volatility Equity 12,003 1,077 12,400 693 57 0.1
Core Mid Cap Value 8,865 185 4,000 7,338 624 0.7
Core Small Cap Value 7,247 133 7,700 1,979 170 0.2
Global Stock, Class S 1,749 110 – 2,296 77 0.2
High Yield, Class S 23,421 1,522 2,835 23,812 5,629 2.1
Income, Class S 68,375 3,131 8,817 69,048 8,462 6.2
International Allocation, Class S 20,919 713 – 25,647 2,349 2.3
Large Cap Growth, Class S 55,731 1,878 8,000 71,163 3,242 6.4
Large Cap Value, Class S 93,726 3,610 8,000 113,147 3,556 10.0
Limited Maturity Bond, Class S 40,527 1,522 4,672 39,091 3,158 3.5
Mid Cap Stock, Class S 24,167 414 5,000 26,013 696 2.3
Small Cap Stock, Class S 6,526 36 – 8,637 265 0.8
Total U.S. Affiliated Registered Investment
Companies 416,234 446,025 39.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% 111,530 331,059 283,822 158,767 15,877 14.2
Total Affiliated Short-Term Investments 111,530 158,767 14.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,269 58,362 58,421 3,210 3,210 0.3
Total Collateral Held for Securities Loaned 3,269 3,210 0.3
Total Value $531,033 $608,002
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,670) $5,857 $– $2,037
Core Emerging Markets Equity – 1,547 – 255
Core International Equity – 2,510 – 515
Core Low Volatility Equity Fund 1,101 (1,088) 790 288
Core Mid Cap Value 636 1,652 42 144
Core Small Cap Value 1,301 998 – 134
Global Stock, Class S – 437 71 39
High Yield, Class S (411) 2,115 – 1,521
Income, Class S (1,597) 7,956 – 3,127
International Allocation, Class S – 4,015 – 713
Large Cap Growth, Class S 499 21,055 1,878 –
Large Cap Value, Class S 469 23,342 1,848 1,762
Limited Maturity Bond, Class S (63) 1,777 – 1,522
Mid Cap Stock, Class S 324 6,108 288 125
Small Cap Stock, Class S – 2,075 – 36
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% – – – 6,944
Total Income/Non Cash Income from Affiliated Investments $19,162
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total $589 $80,356 $4,917

Money Market Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 9.4% Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 266,505,000 4.775%  $ 266,505,000
Total 266,505,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 50.6%
a
Value
Federal Agricultural Mortgage
Corporation
8,320,000
4.910% (SOFRRATE +
0.100%), 11/8/2024
b
8,320,000
12,180,000
5.010% (SOFRRATE +
0.200%), 7/21/2025
b
12,180,000
5,000,000
5.010% (SOFRRATE +
0.200%), 8/7/2025
b
5,000,000
4,300,000
5.050% (FEDL 1M + 0.220%),
10/1/2025
b
4,304,528
Federal Farm Credit Bank
7,600,000
4.970% (FEDL 1M + 0.140%),
11/14/2024
b
7,600,000
6,100,000 5.500% , 11/25/2024 6,100,317
5,000,000
5.010% (SOFRRATE +
0.200%), 12/5/2024
b
5,000,680
7,590,000
4.990% (SOFRRATE +
0.180%), 12/19/2024
b
7,591,704
17,300,000
5.010% (FEDL 1M + 0.180%),
12/23/2024
b
17,303,428
5,685,000
4.930% (SOFRRATE +
0.120%), 1/21/2025
b
5,685,000
8,200,000
4.930% (FEDL 1M + 0.100%),
1/24/2025
b
8,199,654
8,500,000
4.980% (FEDL 1M + 0.150%),
2/3/2025
b
8,500,000
8,480,000
4.850% (SOFRRATE +
0.040%), 2/7/2025
b
8,480,000
9,000,000
4.900% (SOFRRATE +
0.090%), 3/7/2025
b
9,002,028
12,600,000
4.935% (SOFRRATE +
0.125%), 3/7/2025
b
12,604,377
4,250,000
4.850% (SOFRRATE +
0.040%), 4/9/2025
b
4,250,000
8,700,000
4.830% (SOFRRATE +
0.020%), 5/2/2025
b
8,700,000
5,028,000
4.985% (FEDL 1M + 0.155%),
6/27/2025
b
5,029,838
8,600,000
4.850% (SOFRRATE +
0.040%), 7/29/2025
b
8,600,000
5,541,000
4.975% (SOFRRATE +
0.165%), 8/14/2025
b
5,541,947
13,000,000
4.870% (SOFRRATE +
0.060%), 8/26/2025
b
13,000,000
4,300,000
4.900% (SOFRRATE +
0.090%), 8/26/2025
b
4,301,412
13,000,000
4.875% (SOFRRATE +
0.065%), 8/28/2025
b
13,000,000
30,300,000
4.875% (SOFRRATE +
0.065%), 9/5/2025
b
30,300,000
29,950,000
4.965% (SOFRRATE +
0.155%), 9/15/2025
b
29,970,448
8,400,000
4.940% (SOFRRATE +
0.130%), 10/3/2025
b
8,400,000
8,450,000
4.965% (FEDL 1M + 0.135%),
11/10/2025
b
8,449,231
8,700,000
4.880% (SOFRRATE +
0.070%), 11/17/2025
b
8,700,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  50.6%
a
Value
$ 8,670,000
4.890% (SOFRRATE +
0.080%), 11/21/2025
b
$ 8,670,000
8,500,000
4.935% (SOFRRATE +
0.125%), 11/28/2025
b
8,500,000
22,000,000
4.890% (SOFRRATE +
0.080%), 12/12/2025
b
22,002,673
3,500,000
4.950% (FEDL 1M + 0.120%),
1/8/2026
b
3,500,000
8,550,000
4.930% (SOFRRATE +
0.120%), 1/27/2026
b
8,550,000
4,300,000
4.900% (SOFRRATE +
0.090%), 1/28/2026
b
4,300,000
12,870,000
4.890% (SOFRRATE +
0.080%), 2/10/2026
b
12,870,000
25,800,000
4.890% (SOFRRATE +
0.080%), 2/17/2026
b
25,800,000
10,000,000
4.890% (SOFRRATE +
0.080%), 3/4/2026
b
10,000,000
21,700,000
4.980% (FEDL 1M + 0.150%),
4/24/2026
b
21,700,000
21,500,000
4.915% (FEDL 1M + 0.085%),
5/7/2026
b
21,500,000
8,570,000
4.905% (SOFRRATE +
0.095%), 6/3/2026
b
8,570,000
8,600,000
4.930% (SOFRRATE +
0.120%), 7/10/2026
b
8,600,000
4,350,000
4.945% (SOFRRATE +
0.135%), 10/21/2026
b
4,350,000
Federal Home Loan Bank
3,910,000
4.925% (SOFRRATE +
0.115%), 11/6/2024
b
3,910,013
8,480,000
4.830% (SOFRRATE +
0.020%), 11/7/2024
b
8,480,000
8,450,000
4.830% (SOFRRATE +
0.020%), 11/12/2024
b
8,450,000
8,485,000
4.835% (SOFRRATE +
0.025%), 11/14/2024
b
8,485,000
19,265,000 1.100% , 11/15/2024 19,234,417
8,670,000 5.160% , 12/2/2024 8,669,290
21,625,000
4.815% (SOFRRATE +
0.005%), 12/5/2024
b
21,625,000
21,625,000
4.820% (SOFRRATE +
0.010%), 12/10/2024
b
21,625,000
64,875,000
4.820% (SOFRRATE +
0.010%), 12/10/2024
b
64,875,000
21,500,000
4.815% (SOFRRATE +
0.005%), 12/13/2024
b
21,500,000
8,600,000
4.810% (SOFRRATE FLAT),
12/16/2024
b
8,600,000
17,350,000
4.815% (SOFRRATE +
0.005%), 12/16/2024
b
17,350,000
21,250,000
4.820% (SOFRRATE +
0.010%), 12/23/2024
b
21,250,000
20,000,000
4.930% (SOFRRATE +
0.120%), 1/3/2025
b
20,001,950
21,625,000
4.825% (SOFRRATE +
0.015%), 1/9/2025
b
21,625,000
20,300,000
4.935% (SOFRRATE +
0.125%), 1/24/2025
b
20,300,000
40,000,000
4.810% (SOFRRATE FLAT),
2/4/2025
b
40,000,000
16,960,000
4.860% (SOFRRATE +
0.050%), 2/5/2025
b
16,960,000
8,700,000
4.825% (SOFRRATE +
0.015%), 2/20/2025
b
8,700,000

Money Market Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  50.6%
a
Value
$ 30,700,000
4.820% (SOFRRATE +
0.010%), 3/3/2025
b
$ 30,700,000
8,650,000
4.820% (SOFRRATE +
0.010%), 3/3/2025
b
8,650,000
8,650,000
4.835% (SOFRRATE +
0.025%), 3/11/2025
b
8,650,000
25,650,000
4.850% (SOFRRATE +
0.040%), 3/14/2025
b
25,650,000
21,675,000
4.835% (SOFRRATE +
0.025%), 3/20/2025
b
21,675,000
43,300,000
4.840% (SOFRRATE +
0.030%), 3/21/2025
b
43,300,000
21,250,000
4.840% (SOFRRATE +
0.030%), 3/26/2025
b
21,250,000
43,200,000
4.830% (SOFRRATE +
0.020%), 4/1/2025
b
43,200,000
8,650,000
4.830% (SOFRRATE +
0.020%), 4/10/2025
b
8,650,000
43,250,000
4.840% (SOFRRATE +
0.030%), 4/10/2025
b
43,250,000
8,800,000
4.840% (SOFRRATE +
0.030%), 4/23/2025
b
8,800,000
8,620,000
4.825% (SOFRRATE +
0.015%), 4/29/2025
b
8,620,000
8,650,000
4.840% (SOFRRATE +
0.030%), 6/10/2025
b
8,650,000
8,400,000
4.925% (SOFRRATE +
0.115%), 6/16/2025
b
8,400,000
21,650,000
4.850% (SOFRRATE +
0.040%), 6/18/2025
b
21,650,000
8,100,000
4.970% (SOFRRATE +
0.160%), 7/14/2025
b
8,100,000
8,650,000
4.895% (SOFRRATE +
0.035%), 8/7/2025
b,c
8,650,000
22,000,000
4.870% (SOFRRATE +
0.060%), 8/19/2025
b
22,000,000
4,350,000
4.860% (SOFRRATE +
0.050%), 8/21/2025
b
4,350,000
13,000,000
4.875% (SOFRRATE +
0.065%), 9/16/2025
b
13,000,000
9,750,000
4.905% (SOFRRATE +
0.095%), 9/19/2025
b
9,753,916
17,350,000
4.895% (SOFRRATE +
0.085%), 11/21/2025
b
17,350,000
4,325,000
4.910% (SOFRRATE +
0.100%), 2/13/2026
b
4,325,000
12,900,000
4.940% (SOFRRATE +
0.130%), 2/20/2026
b
12,905,646
12,900,000
4.910% (SOFRRATE +
0.100%), 4/6/2026
b
12,900,000
8,800,000
4.920% (SOFRRATE +
0.110%), 4/10/2026
b
8,800,000
8,600,000
4.920% (SOFRRATE +
0.110%), 4/15/2026
b
8,600,000
9,000,000
4.925% (SOFRRATE +
0.115%), 7/16/2026
b
9,000,000
8,650,000
5.000% (SOFRRATE +
0.190%), 10/29/2026
b
8,650,000
Federal Home Loan Mortgage
Corporation
8,700,000 3.250% , 11/27/2024 8,687,890
4,325,000 3.000% , 12/23/2024 4,311,212
4,350,000 4.200% , 8/28/2025 4,340,695
5,200,000
4.920% (SOFRRATE +
0.110%), 3/5/2026
b
5,200,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  50.6%
a
Value
U.S. International Development
Finance Corporation
$ 7,326,346
4.950% (T-BILL 3M FLAT),
11/7/2024
b
$ 7,326,346
1,862,264
4.980% (T-BILL 3M FLAT),
11/7/2024
b
1,862,264
2,833,019
4.980% (T-BILL 3M FLAT),
11/7/2024
b
2,833,019
1,253,077
5.000% (T-BILL 3M FLAT),
11/7/2024
b
1,253,077
8,148,148
5.000% (T-BILL 3M FLAT),
11/7/2024
b
8,148,148
4,581,819
5.000% (T-BILL 3M FLAT),
11/7/2024
b
4,581,819
1,166,667
5.000% (T-BILL 3M FLAT),
11/7/2024
b
1,166,667
986,539
5.000% (T-BILL 3M FLAT),
11/7/2024
b
986,539
4,390,385
5.000% (T-BILL 3M FLAT),
11/7/2024
b
4,390,385
8,179,286
5.000% (T-BILL 3M FLAT),
11/7/2024
b
8,179,286
2,345,220
5.000% (T-BILL 3M FLAT),
11/7/2024
b
2,345,220
2,723,768
5.000% (T-BILL 3M FLAT),
11/7/2024
b
2,723,768
4,231,872
5.000% (T-BILL 3M FLAT),
11/7/2024
b
4,231,872
2,545,200
5.000% (T-BILL 3M FLAT),
11/7/2024
b
2,545,200
3,147,120
5.000% (T-BILL 3M FLAT),
11/7/2024
b
3,147,120
3,636,000
5.000% (T-BILL 3M FLAT),
11/7/2024
b
3,636,000
4,218,480
5.000% (T-BILL 3M FLAT),
11/7/2024
b
4,218,480
1,174,560
5.000% (T-BILL 3M FLAT),
11/7/2024
b
1,174,559
6,227,563
5.000% (T-BILL 3M FLAT),
11/7/2024
b
6,227,563
4,070,000
5.000% (T-BILL 3M FLAT),
11/7/2024
b
4,070,000
930,750
5.000% (T-BILL 3M FLAT),
11/7/2024
b
930,750
2,052,000
5.000% (T-BILL 3M FLAT),
11/7/2024
b
2,052,000
3,348,000
5.000% (T-BILL 3M FLAT),
11/7/2024
b
3,348,000
1,263,158
5.000% (T-BILL 3M FLAT),
11/7/2024
b
1,263,158
1,848,000
5.000% (T-BILL 3M FLAT),
11/7/2024
b
1,848,000
2,583,333
5.000% (T-BILL 3M FLAT),
11/7/2024
b
2,583,333
2,277,778
5.000% (T-BILL 3M + 0.070%),
11/7/2024
b
2,277,778
2,749,999
5.000% (T-BILL 3M FLAT),
11/7/2024
b
2,750,000
18,900,000 5.800% , 11/15/2024 19,951,935
8,565,000 5.240% , 7/1/2025 8,733,207
21,750,000 5.000% , 8/16/2025 21,973,385
4,172,000 4.260% , 9/30/2025 4,187,050
3,360,000 4.310% , 9/30/2025 3,372,120

Money Market Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  50.6%
a
Value
$ 2,340,000 4.310% , 9/30/2025 $ 2,348,441
Total 1,439,353,783
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 4.4%
a
Value
Federal Home Loan Bank
76,760,000 4.600% , 11/1/2024 76,760,000
760,000 4.660% , 11/29/2024 757,245
1,375,000 4.635% , 12/11/2024 1,367,918
3,050,000 4.640% , 12/13/2024 3,033,489
9,250,000 4.625% , 12/16/2024 9,196,524
20,760,000 4.600% , 12/26/2024 20,614,103
8,650,000 4.575% , 1/3/2025 8,580,746
Federal Home Loan Mortgage
Corporation
4,325,000 4.700% , 11/21/2024 4,313,707
1,415,000 4.650% , 12/5/2024 1,408,786
Federal National Mortgage
Association
770,000 4.800% , 11/8/2024 769,281
Total 126,801,799
Principal
Amount U.S. Treasury Debt 29.8%
a
Value
U.S. Treasury Bills
73,400,000 4.724% , 11/5/2024 73,361,477
58,925,000 4.730% , 11/12/2024 58,839,831
43,475,000 4.706% , 11/14/2024 43,401,125
49,685,000 4.664% , 11/19/2024 49,569,141
60,675,000 4.694% , 11/21/2024 60,516,770
93,040,000 4.672% , 11/26/2024 92,738,168
8,650,000 4.652% , 11/29/2024 8,618,702
82,175,000 4.649% , 12/3/2024 81,835,392
70,150,000 4.648% , 12/5/2024 69,842,055
34,725,000 4.640% , 12/10/2024 34,550,451
65,630,000 4.623% , 12/12/2024 65,284,443
56,225,000 4.622% , 12/17/2024 55,892,964
86,600,000 4.599% , 12/24/2024 86,013,653
34,600,000 4.540% , 12/31/2024 34,355,647
U.S. Treasury Notes
11,790,000
4.762% (USBMMY 3M +
0.200%), 1/31/2025
b
11,786,473
20,900,000
4.732% (USBMMY 3M +
0.170%), 10/31/2025
b
20,886,753
Total 847,493,045
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash 8.6%
a
Value
RBC Dominion Securities
243,000,000 4.780% , 11/1/2024
d
243,000,000
Total 243,000,000
Total Investments (cost
$2,923,106,894) 102.8% $2,923,153,627
Other Assets and Liabilities,
Net (2.8)% (78,348,294)
Total Net Assets 100.0% $2,844,805,333
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated October 31, 2024,
$243,032,265 maturing November 1, 2024, collateralized
by $247,892,930 U.S. Government or related agency
securities, 0.13%-4.63%, due February 28, 2026 - February
15, 2054.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $46,733
Gross unrealized depreciation –
Net unrealized appreciation (depreciation) $46,733
Cost for federal income tax purposes $2,923,106,894

Money Market Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 266,505,000 266,505,000 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 1,439,353,783 – 1,439,353,783 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 126,801,799 – 126,801,799 –
U.S. Treasury Debt 847,493,045 – 847,493,045 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 243,000,000 – 243,000,000 –
Total Investments at Amortized Cost $2,923,153,627 $266,505,000 $2,656,648,627 $–

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.8% Value
Alabama  1.4%
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,381,721
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
799,971
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,117,496
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,071,011
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,129,796
Jefferson County, AL Sewer Rev.
Refg. Warrants
1,250,000 5.500%, 10/1/2053 1,353,141
1,500,000 5.250%, 10/1/2049 1,599,905
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
300,000
5.000%, 6/1/2054, Ser. A,
AMT 306,268
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,030,342
Total 16,789,651
Alaska  <0.1%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
310,000 4.000%, 12/1/2033
a
310,000
Total 310,000
Arizona  2.5%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
c
758,754
275,000 5.250%, 7/1/2043
c
280,005
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 806,843
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
2,126,624
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 303,397
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 960,390
1,000,000 5.250%, 11/1/2053, Ser. A 1,060,331
1,000,000 5.250%, 11/1/2048, Ser. A 1,067,048
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
3,840,158
Principal
Amount Long-Term Fixed Income  98.8% Value
Arizona  2.5% - continued
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
$ 2,000,000 5.000%, 5/15/2056, Ser. A $ 1,882,567
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
1,026,113
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,019,593
10,000,000 5.000%, 7/1/2049, Ser. A 10,351,475
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,376
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 509,726
725,000 5.000%, 8/1/2039 747,634
Yuma, AZ Industrial Development
Auth. Hospital Rev. Refg. (Yuma
Regional Medical Center)
1,000,000 5.250%, 8/1/2054, Ser. A 1,074,322
Total 30,265,356
Arkansas  0.1%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 792,089
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 533,868
Total 1,325,957
California  5.7%
Beverly Hills Unified School District,
Los Angeles County, CA GO
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,082,045
Burbank-Glendale-Pasadena, CA
Airport Auth. Rev. (AGM Insured)
500,000
4.500%, 7/1/2054, Ser. B,
AMT
b
492,549
525,000
4.375%, 7/1/2049, Ser. B,
AMT
b
520,496
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,853,688
5,000,000 5.500%, 11/1/2028, Ser. D
a
5,344,398
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
90,000 5.000%, 6/1/2049, Ser. B-1 91,550
California Educational Fac. Auth.
Rev. (Stanford University)
5,000,000 5.250%, 4/1/2040 6,192,680

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
California  5.7% - continued
$ 8,300,000 5.000%, 6/1/2046, Ser. U-7 $ 9,998,659
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 941,247
800,000 5.250%, 8/15/2058, Ser. A 834,351
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 277,786
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,398,908
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
435,000 5.750%, 5/1/2054, Ser. A
c
450,351
140,000 5.875%, 5/1/2059, Ser. A
c
145,506
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
a
1,003,582
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,079,157
550,000 5.000%, 7/1/2038, AMT
c
591,871
500,000 5.000%, 11/21/2045, AMT
c
523,287
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
533,723
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,073,108
California Various Purpose GO
500,000 4.000%, 10/1/2050 501,122
10,000 5.250%, 4/1/2029 10,022
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 1,920,242
Los Angeles, CA Department of
Water & Power Rev. Refg.
1,390,000 3.100%, 7/1/2035, Ser. A
a
1,390,000
Los Angeles, CA Department of
Water & Power System Rev.
Refg.
2,860,000 3.100%, 7/1/2035, Ser. A
a
2,860,000
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,609,984
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,429,608
Santa Monica Community College
District, Los Angeles County,
CA GO
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,883,798
Principal
Amount Long-Term Fixed Income  98.8% Value
California  5.7% - continued
University of California Regents
Medical Center Rev.
$ 7,500,000 5.000%, 5/15/2047, Ser. P $ 8,092,496
Total 69,126,214
Colorado  3.9%
Canyons Metropolitan District No.
5, CO LTGO Rev. Refg. (BAM
Insured)
1,500,000 5.250%, 12/1/2059, Ser. A
b
1,614,572
CCP Metropolitan District No. 3, CO
LTGO Refg.
750,000 5.000%, 12/1/2053 748,752
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 771,494
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 611,554
475,000 5.000%, 4/1/2048 477,778
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,522,817
2,500,000 5.000%, 12/1/2055 2,513,232
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
1,038,632
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,693,747
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,162,501
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,758,306
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,155,671
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,162,466
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,301,568
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,775,592
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,387,348
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
c
1,530,758

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Colorado  3.9% - continued
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
$ 1,000,000
5.000%, 5/1/2041, Ser. B,
AMT $ 1,004,469
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,024,436
2,250,000 5.000%, 12/1/2046, Ser. A 2,262,166
Total 47,517,859
Connecticut  1.1%
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 826,052
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,852,046
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
919,009
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,289,946
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 480,817
4,000,000 5.000%, 7/1/2047, Ser. L 4,184,870
Total 13,552,740
Delaware  0.4%
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 2,031,777
600,000 4.000%, 9/1/2051 527,798
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,032,903
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 883,129
500,000 5.000%, 7/1/2048, Ser. A 501,998
Total 4,977,605
District Of Columbia  0.7%
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,132,279
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,133,549
Principal
Amount Long-Term Fixed Income  98.8% Value
District Of Columbia  0.7% - continued
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
$ 1,000,000
4.500%, 10/1/2053, Ser. A,
AMT $ 992,996
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,052,609
2,000,000
5.500%, 10/1/2054, Ser. A,
AMT 2,168,085
1,000,000
5.250%, 10/1/2049, Ser. A,
AMT 1,062,689
Metropolitan Washington DC
Airports Auth. Dulles Toll Road
Rev. Refg. (Dulles Metrorail &
Captial Improvement) (AGM
Insured)
1,000,000 4.000%, 10/1/2049
b
957,186
Total 8,499,393
Florida  5.4%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 1,050,059
500,000 4.000%, 10/1/2046 432,123
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,750,000 5.650%, 3/1/2054
b
4,133,968
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 590,034
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,575,773
CityPlace Community Development
District, FL SAB Refg.
1,050,000 5.000%, 5/1/2026 1,062,855
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,549,171
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A 1,463,232
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 998,562
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 246,656
250,000 4.000%, 7/1/2055, Ser. A 208,672

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Florida  5.4% - continued
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
$ 2,250,000 4.500%, 8/1/2055, Ser. A $ 2,197,765
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,031,236
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,013,454
840,000 5.000%, 10/1/2031, Ser. B 850,846
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,401,849
Lee County, FL Airport Rev.
1,000,000 5.250%, 10/1/2054, AMT 1,060,895
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 648,948
Lee County, FL Industrial
Development Auth. Hospital Rev.
Refg. (Lee Health System)
1,000,000 5.000%, 4/1/2044, Ser. A
d
1,027,853
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,480,695
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,028,434
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,053,948
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,288,414
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
2,750,000 5.000%, 8/1/2054 2,819,624
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 965,755
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 1,020,228
500,000 5.000%, 11/1/2047, Ser. A 512,190
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,959,064
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 7,463,617
Principal
Amount Long-Term Fixed Income  98.8% Value
Florida  5.4% - continued
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
$ 300,000 4.000%, 6/15/2056, Ser. A
c
$ 245,208
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,075,409
Village Community Development
District No. 15, Wildwood, FL
SAB
300,000 5.250%, 5/1/2054
c
309,703
800,000 4.800%, 5/1/2055
c
798,358
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,084,736
Total 65,649,334
Georgia  2.0%
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,756,875
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,582,655
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,623,016
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,752,016
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 1,998,667
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 222,358
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,826,638
1,920,000 5.000%, 5/15/2033, Ser. A 1,983,336
1,900,000 5.000%, 5/15/2034, Ser. A 1,952,738
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 254,253
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,075,605
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,761,684
Total 23,789,841
Guam  0.1%
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 252,109

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Guam  0.1% - continued
Guam Power Auth. Rev. Refg.
$ 700,000 5.000%, 10/1/2034, Ser. A $ 762,807
Total 1,014,916
Hawaii  0.1%
Hawaii Department of
Transportation Airport Division
Lease Rev. COP
1,600,000 5.000%, 8/1/2028, AMT 1,601,100
Total 1,601,100
Idaho  0.5%
College of Western Idaho Annual
Appropriation COP
3,800,000 5.000%, 8/1/2052 3,901,718
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 941,188
800,000 4.000%, 3/1/2046, Ser. A 765,095
Total 5,608,001
Illinois  4.6%
Chicago, IL Metropolitan Water
Reclamation District GO Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,513,531
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,127,256
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,005,989
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,005,989
Chicago, IL O'Hare International
Airport Rev. Refg.
5,000,000 5.000%, 1/1/2048, Ser. B 5,140,455
Chicago, IL Wastewater
Transmission Rev. (AGM Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,350,750
Chicago, IL Waterworks Rev. (AGM
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,606,791
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,016,136
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 860,421
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
266,447
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,149,862
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,767,262
2,100,000 5.000%, 8/1/2047, Ser. A 2,109,564
Principal
Amount Long-Term Fixed Income  98.8% Value
Illinois  4.6% - continued
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
$ 500,000 5.000%, 2/15/2032, Ser. A $ 510,604
2,885,000 5.000%, 2/15/2037 2,927,355
1,000,000 5.000%, 2/15/2047, Ser. A 1,004,350
Illinois GO
1,000,000 5.500%, 5/1/2047, Ser. B 1,079,461
Illinois Toll Highway Auth. Rev.
3,610,000 5.000%, 1/1/2045, Ser. A 3,817,987
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
6,697,551
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 522,158
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
e
1,419,944
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
b
1,990,521
Peoria, IL GO (AGM Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,235,503
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,788,138
Total 54,914,025
Indiana  1.4%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,765,320
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
b
4,637,870
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 613,179
2,250,000 5.375%, 6/1/2064, Ser. A 2,322,618
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,086,409
750,000 6.125%, 3/1/2057, Ser. E 816,428
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 1,054,732
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,800,481
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
c
355,160
Total 16,452,197

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Iowa  0.8%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
$ 6,350,000 5.000%, 5/15/2043, Ser. A $ 6,368,003
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,220,646
650,000 5.375%, 10/1/2052 672,739
Total 9,261,388
Kansas  0.5%
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,775,750
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
357,280
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
3,410,000 5.000%, 3/1/2047, Ser. A 3,455,643
Total 6,588,673
Kentucky  1.0%
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 941,575
Kenton County, KY Airport Board
Rev.
1,000,000
5.250%, 1/1/2054, Ser. A,
AMT 1,054,831
1,125,000
5.250%, 1/1/2049, Ser. A,
AMT 1,195,364
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,193,281
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
767,556
Total 12,152,607
Louisiana  0.7%
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AGM Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
885,966
Louisiana Public Fac. Auth. Rev.
(I-10 Calcasieu River Bridge
Public-Private Partnership)
2,500,000 5.500%, 9/1/2059, AMT 2,666,072
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,138,158
1,500,000 5.000%, 7/1/2048, Ser. A 1,582,558
Principal
Amount Long-Term Fixed Income  98.8% Value
Louisiana  0.7% - continued
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
$ 1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
$ 1,529,760
Total 8,802,514
Maine  0.1%
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 963,661
Total 963,661
Maryland  0.7%
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,758,182
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,087,627
1,325,000 6.000%, 7/1/2058, Ser. A 1,458,070
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown)
(AGM Insured)
2,000,000 5.125%, 7/1/2059
b
2,100,034
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,000,016
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 181,121
600,000 5.250%, 7/1/2053 627,914
200,000 4.000%, 7/1/2045 187,066
Total 8,400,030
Massachusetts  2.8%
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
b
5,080,133
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 810,631
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 4,274,189
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,992,809

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Massachusetts  2.8% - continued
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
$ 500,000 4.000%, 7/1/2046, Ser. G $ 461,173
Massachusetts GO
3,125,000 5.000%, 9/1/2048, Ser. E 3,236,592
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
9,295,000 5.250%, 7/1/2033, Ser. L 10,956,007
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,859,474
Total 33,671,008
Michigan  3.6%
Grand Valley State University, MI
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 650,788
Grand Valley State University, MI
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,857,818
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,445,194
Great Lakes Water Auth., MI Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,169,432
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,163,180
2,110,000 4.000%, 9/1/2046 1,935,915
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 551,994
7,775,000 5.000%, 12/31/2043, AMT 7,892,636
5,110,000 5.000%, 6/30/2048, AMT 5,178,164
Saginaw, MI City School District
UTGO
2,500,000 4.000%, 5/1/2050 2,389,919
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AGM Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,327,999
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,901,584
Total 43,464,623
Minnesota  4.0%
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 505,226
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,372,689
Principal
Amount Long-Term Fixed Income  98.8% Value
Minnesota  4.0% - continued
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
$ 2,500,000 5.250%, 6/15/2052, Ser. B $ 2,682,765
2,500,000 5.250%, 6/15/2047, Ser. B 2,691,771
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 331,257
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
5,000,000 5.000%, 11/15/2049, Ser. A 5,032,091
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
c
492,461
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,479,728
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,098,839
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
2,500,000 5.250%, 1/1/2054 2,686,702
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,555,660
4,000,000 5.000%, 10/1/2052, Ser. B 4,148,427
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,290,259
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,015,496
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,018,753
Rochester, MN Health Care Fac.
Rev. Refg. (Mayo Clinic)
3,000,000 5.000%, 11/15/2057 3,197,629
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,182,902
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 5,986,928
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
1,945,000 5.000%, 11/15/2047, Ser. A 1,960,553

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Minnesota  4.0% - continued
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
$ 1,000,000 5.000%, 10/1/2043 $ 873,523
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 503,132
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 205,257
Total 48,312,048
Mississippi  0.4%
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
5,000,000 4.000%, 6/1/2053, Ser. A 4,754,462
Total 4,754,462
Missouri  1.1%
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
4,632,058
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
500,000 5.750%, 8/15/2059, Ser. A 520,105
1,200,000 5.000%, 8/15/2042, Ser. A 1,168,333
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,092,577
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,033,304
Ozark, MO R-6 School District COP
530,000 5.000%, 4/1/2042 562,908
250,000 5.000%, 4/1/2045 263,336
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,750,435
Total 13,023,056
Montana  0.5%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,765,918
1,000,000 4.000%, 7/1/2044 743,350
Principal
Amount Long-Term Fixed Income  98.8% Value
Montana  0.5% - continued
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
$ 2,750,000 4.000%, 6/1/2045, Ser. A $ 2,621,020
Total 6,130,288
Nebraska  1.2%
Dodge County, NE School District
No. 1 UTGO (Fremont Public
Schools) (AGM Insured)
3,000,000 5.000%, 12/15/2048
b
3,224,509
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,128,196
Omaha, NE Public Power District
Electric Rev.
8,275,000 5.000%, 2/1/2046, Ser. A 8,704,020
Total 14,056,725
Nevada  0.7%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,521,381
3,250,000 5.000%, 9/1/2047, Ser. A 3,279,025
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,060,312
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
100,000 6.000%, 6/1/2053 103,301
350,000 6.000%, 6/1/2048 364,070
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
750,000
5.250%, 7/1/2054, Ser. A,
AMT 792,319
1,000,000
5.250%, 7/1/2049, Ser. A,
AMT 1,058,028
Total 8,178,436
New Hampshire  1.0%
National Finance Auth., NH Rev.
(Abilene Christian University
Energy)
6,000,000 5.250%, 11/1/2054, Ser. A 6,299,683
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 792,108
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
b
5,505,734
Total 12,597,525

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
New Jersey  2.8%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
$ 400,000 6.000%, 6/15/2052 $ 427,358
750,000 6.000%, 6/15/2047 805,912
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
f
1,617,406
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,589,743
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 288,930
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,916,733
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,615,861
500,000 5.500%, 6/15/2050, Ser. CC
f
585,005
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,106,449
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 991,415
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
b
3,189,301
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 9,205,053
Total 34,339,166
New York  8.5%
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,501,387
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
362,586
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,283,764
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
1,109,169
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,957,542
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A
c
1,008,951
New York City, NY GO
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,284,303
Principal
Amount Long-Term Fixed Income  98.8% Value
New York  8.5% - continued
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
$ 17,000,000 4.000%, 6/15/2051, Ser. AA-1 $ 16,481,099
4,000,000 4.125%, 6/15/2047, Ser. DD 3,939,259
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 17,293,375
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,902,531
New York City, NY Transitional
Finance Auth. Rev.
1,200,000 5.500%, 5/1/2052, Ser. D 1,343,789
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,310,000 5.000%, 2/15/2043, Ser. B 8,610,883
10,000 5.000%, 2/15/2043, Ser. B
f
10,651
10,000 5.000%, 2/15/2043, Ser. B
f
10,651
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,511,884
2,200,000 5.000%, 7/15/2042, Ser. A 2,250,499
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 638,694
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
3,000,000 6.000%, 6/30/2054, AMT 3,238,520
8,500,000 5.500%, 6/30/2060, AMT 8,960,341
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 787,297
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 558,199
750,000 5.625%, 4/1/2040, AMT 805,195
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,043,165
1,000,000 5.000%, 12/1/2040, AMT 1,038,650
1,000,000 5.000%, 12/1/2041, AMT 1,035,716
600,000 5.000%, 12/1/2042, AMT 618,759
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,678,296
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
272,276

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
New York  8.5% - continued
Port Auth. of New York & New
Jersey Rev. Refg.
$ 1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT $ 1,738,630
Triborough, NY Bridge & Tunnel
Auth. Rev.
1,000,000 5.250%, 11/15/2045, Ser. A 1,006,839
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 796,223
Total 102,079,123
North Carolina  1.0%
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,599,487
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,426,641
Fuquay-Varina, NC Combined
Utilities Rev.
1,325,000 4.000%, 2/1/2044, Ser. B 1,317,596
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
750,000 5.250%, 7/1/2053, AMT
b
793,620
1,000,000 5.250%, 7/1/2048, AMT
b
1,065,415
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,250,000 5.000%, 10/1/2050, Ser. A 1,275,011
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
750,000 5.125%, 10/1/2054, Ser. A 772,669
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,237,877
Total 11,488,316
North Dakota  0.5%
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AGM Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
257,491
250,000 5.000%, 12/1/2048, Ser. A
b
259,333
Horace, ND Refg. Improvement
UTGO
1,800,000 5.000%, 5/1/2048, Ser. A 1,725,838
University of North Dakota
COP (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,859,482
Total 6,102,144
Principal
Amount Long-Term Fixed Income  98.8% Value
Ohio  4.1%
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
$ 1,600,000 4.000%, 11/15/2037 $ 1,523,551
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,012,757
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 488,458
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
9,450,000 5.000%, 6/1/2055, Ser. B-2 8,532,828
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
1,000,000 5.000%, 12/1/2054 1,010,722
500,000 5.000%, 12/1/2044 513,849
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,050,458
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
300,000 5.250%, 9/1/2054 315,007
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 731,436
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,428,411
Ohio Higher Educational Fac.
Commission Rev. (Cleveland
Clinic Health System Obligated
Group)
800,000 4.000%, 1/1/2039, Ser. B-2
a
800,000
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,097,876
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,404,741
Ohio Higher Educational Fac.
Commission Rev. Refg. (Xavier
University 2024)
1,250,000 5.250%, 5/1/2054 1,320,774
1,400,000 5.250%, 5/1/2049 1,485,929
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,239,512
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
b
10,199,683
Ohio University Athens General
Receipts Rev.
500,000 5.250%, 12/1/2052 548,306
750,000 5.250%, 12/1/2054 821,334

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Ohio  4.1% - continued
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
$ 750,000 5.000%, 12/1/2053, Ser. B $ 784,383
500,000 5.000%, 12/1/2063, Ser. B 518,684
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center) (AGM Insured)
750,000 4.375%, 12/1/2058, Ser. B
b
749,982
Total 49,578,681
Oklahoma  1.0%
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,534,128
5,665,000 5.000%, 1/1/2047, Ser. C 5,810,624
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,057,888
Osage County, OK Industrial Auth.
Use Tax Rev.
1,000,000 6.500%, 9/1/2040 1,067,274
Total 11,469,914
Oregon  1.8%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 261,907
750,000 5.250%, 8/1/2044 801,635
500,000 5.250%, 8/1/2049 527,281
Clackamas & Washington Counties,
OR Joint School District No.
3 GO (West Linn-Wilsonville
Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 346,963
Clackamas County, OR School
District No. 62C UTGO
3,500,000 5.000%, 6/15/2049, Ser. B 3,624,314
Multnomah & Clackamas Counties,
OR School District GO
520,000
Zero Coupon, 6/15/2035,
Ser. A 333,526
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,139,117
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,862,778
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 317,220
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR GO
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,445,990
Principal
Amount Long-Term Fixed Income  98.8% Value
Oregon  1.8% - continued
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
$ 800,000 5.000%, 11/1/2039, Ser. B
c
$ 846,718
Total 21,507,449
Pennsylvania  3.8%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,691,508
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AGM Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,608,508
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,860,064
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043
f
472,758
410,000 5.000%, 5/15/2048
f
421,372
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 670,346
Delaware County, PA Industrial
Development Auth. Rev. Refg.
(United Parcel Service)
190,000 4.000%, 9/1/2045
a
190,000
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
8,330,000 5.250%, 8/15/2053, Ser. A-1 8,901,571
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,640,449
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,054,812
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 2,133,948
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 924,805
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,100,856
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
8,000,000 6.250%, 6/1/2033, Ser. C
b
8,364,521

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Pennsylvania  3.8% - continued
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
$ 6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
$ 2,825,532
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,596,643
Total 45,457,693
Puerto Rico  0.5%
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 991,448
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,320,155
Total 6,311,603
South Carolina  2.2%
Charleston County, SC Airport
District Airport System Rev.
1,250,000
5.250%, 7/1/2054, Ser. A,
AMT 1,322,539
1,075,000
5.250%, 7/1/2049, Ser. A,
AMT 1,140,843
South Carolina Jobs Economic
Development Auth. Health
Care Fac. Rev. (Novant Health
Obligated Group)
5,000,000 4.500%, 11/1/2054, Ser. A 4,973,793
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,079,958
South Carolina Jobs Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,373,520
4,500,000 4.250%, 2/1/2048 4,487,472
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,476,451
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,032,900
South Carolina Public Service Auth.
Rev. Refg.
1,000,000 5.250%, 12/1/2054, Ser. B 1,072,810
South Carolina Public Service Auth.
Rev. Refg. (AGM Insured)
1,250,000 5.000%, 12/1/2054, Ser. B
b
1,315,725
Total 26,276,011
South Dakota  0.1%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 707,538
Principal
Amount Long-Term Fixed Income  98.8% Value
South Dakota  0.1% - continued
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
$ 1,000,000 5.000%, 4/1/2033, Ser. B $ 1,001,184
Total 1,708,722
Tennessee  0.2%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,209,893
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,073,228
Total 2,283,121
Texas  12.8%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
1,000,000 6.000%, 6/1/2053
c
1,025,851
750,000 6.250%, 6/1/2063
c
775,442
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,874,885
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Harmony Public Schools)
(PSF-GTD Insured)
4,000,000 4.000%, 2/15/2054
b
3,777,261
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,030,347
Central Texas Regional Mobility
Auth. Rev.
500,000 5.000%, 1/1/2045, Ser. E 518,931
1,000,000 5.000%, 1/1/2046, Ser. B 1,042,373
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
b
2,862,345
4,605,000 5.000%, 8/15/2039
b
4,609,058
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,476,448
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,944,680
Denton, TX Independent School
District UTGO (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,739,627
Galveston, TX Wharves & Terminal
Rev.
600,000
5.500%, 8/1/2042, Ser. A,
AMT 653,267

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Texas  12.8% - continued
$ 400,000
5.500%, 8/1/2043, Ser. A,
AMT $ 434,814
1,000,000 6.000%, 8/1/2043, AMT 1,121,730
500,000
5.500%, 8/1/2044, Ser. A,
AMT 543,110
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
b
6,960,971
Greater Texas Cultural Education
Fac. Finance Corporation Rev.
(Texas Biomedical Research
Institute)
5,500,000 5.250%, 6/1/2054, Ser. A 5,704,935
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AGM Insured)
6,000,000 4.250%, 10/1/2053
b
5,851,505
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
230,000 5.000%, 1/1/2033, Ser. A 230,173
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 6,734,423
Harris County, TX Toll Road Rev.
5,000,000 4.000%, 8/15/2049, Ser. A 4,756,817
Houston, TX Airport System Rev.
Refg. (AGM Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
5,188,374
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,174,479
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,f
11,989,035
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,311,902
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AGM
Insured)
6,000,000 5.500%, 5/15/2053
b
6,514,307
2,000,000 5.500%, 5/15/2048
b
2,181,361
Midland County, TX Hospital
District Rev. (BAM Insured)
1,250,000 5.250%, 5/15/2054, Ser. A
b
1,364,211
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,529,106
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,000,605
Principal
Amount Long-Term Fixed Income  98.8% Value
Texas  12.8% - continued
North East Independent School
District, Bexar County, TX UTGO
Refg. (PSF-GTD Insured)
$ 5,000,000 5.250%, 2/1/2028
b
$ 5,377,590
2,000,000 5.250%, 2/1/2029
b
2,192,544
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,512,602
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,731,291
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,040,389
San Antonio, TX Electric and Gas
Systems Rev.
3,000,000 5.500%, 2/1/2050, Ser. A 3,327,411
1,500,000 5.250%, 2/1/2049, Ser. A 1,643,549
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 617,777
700,000 5.000%, 10/1/2041 717,311
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 529,243
750,000 5.500%, 11/15/2047, Ser. D 826,441
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
1,000,000 5.000%, 10/1/2049 1,056,078
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,064,194
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,218,676
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,589,536
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 495,538
4,275,000 4.000%, 6/30/2040, Ser. A 4,218,644
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,375,166
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
2,500,000 4.375%, 8/1/2054
b
2,412,613

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Texas  12.8% - continued
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
$ 2,605,000 4.000%, 3/1/2051 $ 2,433,671
Total 154,302,637
Utah  1.9%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
1,000,000 5.625%, 12/1/2053
c
1,024,377
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 266,845
2,000,000 5.000%, 7/1/2045, Ser. A 2,125,090
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,562,049
3,000,000 5.000%, 10/1/2049, Ser. A 3,105,271
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
b
1,750,006
Orem, UT GO
6,880,000 5.000%, 12/1/2046 7,189,641
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,013,739
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,024,837
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,198,593
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 805,852
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 384,485
Total 23,450,785
Vermont  0.3%
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,046,305
1,000,000 5.000%, 12/1/2036, Ser. A 1,014,890
Total 4,061,195
Virginia  2.6%
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,971,909
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 717,905
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,844,839
Principal
Amount Long-Term Fixed Income  98.8% Value
Virginia  2.6% - continued
Virginia Small Business Financing
Auth. Residential Care Fac. Rev.
(LifeSpire of Virginia)
$ 1,000,000 5.500%, 12/1/2054, Ser. A
g
$ 1,048,762
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 619,376
6,575,000 5.000%, 12/31/2049, AMT 6,664,505
10,610,000 5.000%, 12/31/2052, AMT 10,738,480
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 450,073
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 481,147
1,000,000 4.000%, 1/1/2040, AMT 954,465
Total 31,491,461
Washington  2.2%
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,221,442
Grant County, WA Public Hospital
District No. 2 UTGO (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,254,888
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
773,079
Port of Seattle, WA Rev. Refg.
2,250,000
5.250%, 7/1/2049, Ser. B,
AMT 2,378,429
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
1,750,000 5.500%, 12/1/2054 1,851,021
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,098,836
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
605,112
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,794,649
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 454,554
450,000 4.000%, 5/1/2045 428,319
Washington Housing Finance
Commission Certificates Rev.
999,564 4.084%, 3/20/2040, Ser. A
a
962,776
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,246,433
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059 1,062,497

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.8% Value
Washington  2.2% - continued
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
$ 1,340,000 6.125%, 7/1/2053
c
$ 1,459,976
1,250,000 6.250%, 7/1/2059
c
1,365,100
Total 25,957,111
West Virginia  1.2%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
750,000 5.250%, 6/1/2053 765,431
500,000 5.250%, 6/1/2044 517,399
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,946,118
2,000,000 4.250%, 6/1/2047, Ser. A 1,964,205
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,597,037
Total 14,790,190
Wisconsin  2.3%
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
507,463
750,000 6.500%, 7/15/2063, Ser. A
c
808,786
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
c
521,430
750,000 7.000%, 7/1/2058
c
781,846
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,060,109
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 1,014,294
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,073,384
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 3,117,222
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 403,260
920,000 5.500%, 7/1/2043, AMT 965,421
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,116,686
4,000,000 4.000%, 9/30/2051, AMT 3,452,142
Principal
Amount Long-Term Fixed Income  98.8% Value
Wisconsin  2.3% - continued
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
$ 575,000 5.250%, 6/1/2054, Ser. A $ 589,378
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A
c
2,130,494
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,357,110
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
750,000 6.000%, 10/1/2049 768,592
Wisconsin Health & Educational
Fac. Auth. Rev. (Marshfield Clinic
Health System, Inc.)
1,000,000 5.500%, 2/15/2054, Ser. A 1,079,842
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,197,110
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 831,492
500,000 5.750%, 8/15/2059, Ser. A 535,545
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 861,883
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 1,982,290
Total 28,155,779
Total Long-Term Fixed Income
(cost $1,203,019,916) 1,192,562,334
Principal
Amount Short-Term Investments <0.1%
h
Value
Federal Home Loan Bank Discount
Notes
100,000 5.050%, 11/15/2024
i
99,813
Total Short-Term Investments
(cost $99,804) 99,813
Total Investments
(cost $1,203,119,720) 98.8% $1,192,662,147
Other Assets and Liabilities, Net
1.2% 14,410,480
Total Net Assets 100.0% $1,207,072,627
a Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $30,650,696 or
2.5% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2024.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of October 31, 2024 was $773,079
or 0.06% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2024.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 738,076
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $26,004,977
Gross unrealized depreciation (42,768,805)
Net unrealized appreciation (depreciation) ($16,763,828)
Cost for federal income tax purposes $1,209,425,975
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 227,554,957 – 227,554,957 –
Electric Revenue 34,735,114 – 34,735,114 –
Escrowed/Pre-refunded 15,106,878 – 15,106,878 –
General Obligation 69,823,188 – 69,823,188 –
Health Care 262,034,025 – 261,006,172 1,027,853
Housing Finance 28,786,416 – 28,786,416 –
Industrial Development Revenue 30,044,581 – 30,044,581 –
Other Revenue 64,402,393 – 64,402,393 –
Tax Revenue 67,301,402 – 67,301,402 –
Transportation 307,486,064 – 307,486,064 –
Water & Sewer 85,287,316 – 85,287,316 –
Short-Term Investments 99,813 – 99,813 –
Total Investments at Value $1,192,662,147 $– $1,191,634,294 $1,027,853

Municipal Bond Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (171,002)
Total Interest Rate Contracts (171,002)
Total ($171,002)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,096,935
Total Interest Rate Contracts 1,096,935
Total $1,096,935
The following table presents Municipal Bond Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $1,695,469

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 81.7% Value
Asset-Backed Securities  13.3%
720 East CLO, Ltd.
$ 900,000
8.867%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,b
$ 904,622
Affirm Asset Securitization Trust
1,000,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,014,621
277,076
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
277,989
1,800,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,813,110
AGL CLO 13, Ltd.
2,000,000
6.529%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
2,007,094
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
967,270
Anchorage Capital CLO 16, Ltd.
1,550,000
7.279%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,b
1,554,903
Anchorage Capital CLO 21, Ltd.
1,500,000
7.279%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,b
1,504,842
Balboa Bay Loan Funding, Ltd.
2,000,000
6.273%,  (TSFR3M +
1.750%), 10/20/2035, Ser.
2020-1A, Class BRR
a,b,c
2,000,356
Ballyrock CLO, Ltd.
1,700,000
6.429%,  (TSFR3M +
1.812%), 10/20/2031, Ser.
2020-2A, Class A2R
a,b
1,704,223
Business Jet Securities, LLC
981,994
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
956,840
1,383,160
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,398,892
1,035,417
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
1,017,540
Capital Automotive REIT
1,594,667
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
1,522,364
CarVal CLO I, Ltd.
1,225,000
6.497%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
1,228,288
CarVal CLO IV, Ltd.
1,600,000
6.629%,  (TSFR3M +
2.012%), 7/20/2034, Ser.
2021-1A, Class B
a,b
1,601,381
CarVal CLO, Ltd.
1,100,000
8.317%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,108,486
Cascade Funding Mortgage Trust,
LLC
391,212
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
384,762
Principal
Amount Long-Term Fixed Income  81.7% Value
Asset-Backed Securities  13.3% - continued
CIFC Funding, Ltd.
$ 1,000,000
6.329%,  (TSFR3M +
1.712%), 4/20/2034, Ser.
2015-4A, Class A2R2
a,b
$ 1,000,122
College Avenue Student Loans,
LLC
173,649
6.502%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
173,671
Dryden 109 CLO, Ltd.
9,000,000
6.617%,  (TSFR3M +
2.000%), 4/20/2035, Ser.
2022-109A, Class B
a,b
9,012,735
Dryden 36 Senior Loan Fund
950,000
6.968%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,b
951,552
Education Funding Trust
644,847
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
594,157
Elmwood CLO 28, Ltd.
1,300,000
7.236%,  (TSFR3M +
1.900%), 4/17/2037, Ser.
2024-4A, Class B
a,b
1,309,307
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
2,229,268
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
467,547
GMAC Mortgage Corporation
Loan Trust
48,517
5.352%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
25,525
Hertz Vehicle Financing III, LLC
600,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
601,469
Home Equity Asset Trust
1,056,968
6.172%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
1,009,451
Home Partners of America Trust
1,262,132
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,080,803
Hotwire Funding, LLC
1,350,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,366,821
HTAP
969,593
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
961,976
HTAP Issuer Trust
1,488,893
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,454,141
Huntington Bank Auto Credit-
Linked Notes
1,500,000
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a,c
1,499,026
Long Beach Mortgage Loan Trust
930,617
6.352%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
965,594

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Asset-Backed Securities  13.3% - continued
Madison Park Funding LVIII, Ltd.
$ 1,350,000
6.576%,  (TSFR3M +
1.950%), 4/25/2037, Ser.
2024-58A, Class B
a,b
$ 1,361,475
Madison Park Funding XVIII, Ltd.
1,850,000
6.779%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
1,853,336
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,533,383
MFA Trust
1,735,170
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
1,735,895
Myers Park CLO, Ltd.
1,275,000
6.279%,  (TSFR3M +
1.662%), 10/20/2030, Ser.
2018-1A, Class A2
a,b
1,276,819
Neuberger Berman CLO, Ltd.
1,500,000
7.918%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,502,829
OZLM XVII, Ltd.
1,600,000
6.617%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
1,605,024
Pagaya AI Debt Grantor Trust
1,480,236
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
1,481,076
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,115,934
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,124,299
Pagaya AI Debt Trust
169,482
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
169,945
Pagaya AI Technology in Housing
Trust
597,983
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
587,587
Palmer Square Loan Funding, Ltd.
1,750,000
7.661%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
1,752,958
1,250,000
6.223%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b,c
1,250,000
PPM CLO 3, Ltd.
2,100,000
6.459%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,b
2,097,360
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,e
716,035
1,548,705
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,e
1,551,697
1,283,060
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,e
1,286,503
1,272,136
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,e
1,283,317
858,999
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,e
797,416
Principal
Amount Long-Term Fixed Income  81.7% Value
Asset-Backed Securities  13.3% - continued
$ 936,527
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,e
$ 912,235
1,237,943
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
1,240,999
997,767
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,e
988,554
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,151,319
PRPM, LLC
1,172,097
6.474%,  7/25/2026, Ser.
2021-6, Class A2
a,e
1,148,245
RCKT Mortgage Trust
1,338,038
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,e
1,342,929
RCO VII Mortgage, LLC
1,251,949
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,e
1,254,503
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
e
144,151
Saxon Asset Securities Trust
335,414
3.107%,  8/25/2035, Ser.
2004-2, Class MF2
b
289,930
Sculptor CLO, Ltd.
1,870,000
7.279%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
1,872,122
Shackleton CLO, Ltd.
930,000
7.079%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
a,b
931,317
Silver Point CLO 2, Ltd.
800,000
7.317%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
803,815
Sound Point CLO, Ltd.
1,550,000
7.129%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
1,552,699
Stanwich Mortgage Loan
Company, LLC
156,304
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
156,628
Symphony CLO XX, Ltd.
1,000,000
7.647%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,002,216
TCW CLO, Ltd.
1,250,000
6.083%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,250,411
Tricon Residential Trust
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,248,074
Unlock HEA Trust
1,322,270
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,312,022
1,522,576
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,505,160

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Asset-Backed Securities  13.3% - continued
$ 1,350,000
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
$ 1,319,536
Upstart Securitization Trust
332,034
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
333,392
VCAT Asset Securitization, LLC
190,126
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,e
190,004
VERDE CLO, Ltd.
2,100,000
7.856%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
2,109,811
Vericrest Opportunity Loan
Transferee
1,197,097
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,e
1,182,050
1,510,919
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,e
1,492,503
1,548,947
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,e
1,510,235
232,531
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,e
226,853
283,738
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,e
283,410
1,131,345
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,e
1,096,388
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,e
235,487
Voya CLO, Ltd.
1,650,000
6.609%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,b
1,652,046
1,600,000
6.479%,  (TSFR3M +
1.862%), 10/20/2034, Ser.
2021-2A, Class B
a,b
1,604,800
Whitebox CLO I, Ltd.
2,500,000
6.635%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
2,504,743
Whitebox CLO IV, Ltd.
1,500,000
7.217%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
1,511,561
Wind River CLO, Ltd.
750,000
6.879%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
751,029
1,500,000
6.467%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
1,500,138
Total 112,249,017
Basic Materials  1.5%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
303,000 8.625%,  6/15/2029
a
319,884
ATI, Inc.
376,000 7.250%,  8/15/2030 389,645
Avient Corporation
153,000 6.250%,  11/1/2031
a
153,448
Principal
Amount Long-Term Fixed Income  81.7% Value
Basic Materials  1.5% - continued
Axalta Coating Systems Dutch
Holding B BV
$ 234,000 7.250%,  2/15/2031
a
$ 244,541
Cascades, Inc./Cascades USA,
Inc.
404,000 5.125%,  1/15/2026
a
401,817
Cerdia Finanz GmbH
249,000 9.375%,  10/3/2031
a
256,084
Chemours Company
644,000 5.750%,  11/15/2028
a
594,457
Cleveland-Cliffs, Inc.
200,000 5.875%,  6/1/2027 199,870
420,000 4.625%,  3/1/2029
a
393,496
239,000 6.875%,  11/1/2029
a
239,927
182,000 4.875%,  3/1/2031
a
167,943
141,000 7.375%,  5/1/2033
a
142,043
182,000 6.250%,  10/1/2040 166,764
Consolidated Energy Finance SA
730,000 5.625%,  10/15/2028
a
594,899
Ecolab, Inc.
194,000 2.125%,  2/1/2032 163,627
First Quantum Minerals, Ltd.
225,000 6.875%,  10/15/2027
a
223,488
FMC Corporation
167,000 5.150%,  5/18/2026 167,408
FMG Resources August 2006, Pty.
Ltd.
101,000 4.500%,  9/15/2027
a
98,323
182,000 5.875%,  4/15/2030
a
181,128
Glatfelter Corporation
234,000 7.250%,  11/15/2031
a
232,011
Glencore Funding, LLC
161,000 5.893%,  4/4/2054
a
162,748
220,000 4.000%,  3/27/2027
a
215,825
350,000 6.125%,  10/6/2028
a
364,650
Hecla Mining Company
215,000 7.250%,  2/15/2028 217,551
Hudbay Minerals, Inc.
304,000 4.500%,  4/1/2026
a
300,204
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
215,000 9.000%,  7/1/2028
a
217,790
INEOS Finance plc
541,000 7.500%,  4/15/2029
a
558,149
International Flavors & Fragrances,
Inc.
261,000 1.230%,  10/1/2025
a
252,332
Mercer International, Inc.
216,000 5.125%,  2/1/2029 186,419
Methanex Corporation
278,000 4.250%,  12/1/2024 277,238
270,000 5.125%,  10/15/2027 262,764
180,000 5.250%,  12/15/2029 173,719
Mineral Resources, Ltd.
288,000 9.250%,  10/1/2028
a
303,200
Mosaic Company
249,000 5.375%,  11/15/2028 253,325
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
253,000 5.350%,  3/15/2034 257,024

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Basic Materials  1.5% - continued
Novelis Corporation
$ 81,000 3.250%,  11/15/2026
a
$ 77,932
155,000 4.750%,  1/30/2030
a
145,214
190,000 3.875%,  8/15/2031
a
166,862
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 287,144
Peabody Energy Corporation,
Convertible
129,000 3.250%,  3/1/2028 191,307
SCIL IV, LLC/SCIL USA Holdings,
LLC
373,000 5.375%,  11/1/2026
a
368,439
Sherwin-Williams Company
244,000 4.800%,  9/1/2031 241,384
Smurfit Kappa Treasury, ULC
249,000 5.777%,  4/3/2054
a
251,397
SNF Group SACA
512,000 3.375%,  3/15/2030
a
458,971
SunCoke Energy, Inc.
608,000 4.875%,  6/30/2029
a
549,005
Taseko Mines, Ltd.
371,000 8.250%,  5/1/2030
a
383,370
Tronox, Inc.
184,000 4.625%,  3/15/2029
a
166,941
Westlake Corporation
148,000 3.600%,  8/15/2026 144,861
WR Grace Holdings, LLC
126,000 4.875%,  6/15/2027
a
123,636
Total 12,890,204
Capital Goods  3.1%
Advanced Drainage Systems, Inc.
369,000 6.375%,  6/15/2030
a
371,958
Amcor Finance USA, Inc.
158,000 5.625%,  5/26/2033 161,985
Amsted Industries, Inc.
407,000 5.625%,  7/1/2027
a
404,181
65,000 4.625%,  5/15/2030
a
60,632
Array Technologies, Inc.,
Convertible
187,000 1.000%,  12/1/2028 137,958
BAE Systems plc
200,000 5.500%,  3/26/2054
a
201,772
Boeing Company
161,000 6.858%,  5/1/2054
a
172,629
479,000 5.930%,  5/1/2060 446,469
561,000 2.196%,  2/4/2026 540,267
220,000 3.250%,  3/1/2028 204,679
510,000 5.150%,  5/1/2030 503,338
81,000 6.528%,  5/1/2034
a
85,402
Bombardier, Inc.
76,000 7.875%,  4/15/2027
a
76,150
272,000 6.000%,  2/15/2028
a
271,695
372,000 7.250%,  7/1/2031
a
384,335
514,000 7.000%,  6/1/2032
a,f
526,233
Brand Industrial Services, Inc.
403,000 10.375%,  8/1/2030
a
427,239
Builders FirstSource, Inc.
310,000 5.000%,  3/1/2030
a
296,162
Principal
Amount Long-Term Fixed Income  81.7% Value
Capital Goods  3.1% - continued
Camelot Return Merger Sub, Inc.
$ 271,000 8.750%,  8/1/2028
a
$ 272,250
Canpack SA/Canpack US, LLC
573,000 3.875%,  11/15/2029
a
521,246
Carrier Global Corporation
252,000 2.722%,  2/15/2030 226,524
Chart Industries, Inc.
554,000 7.500%,  1/1/2030
a
576,205
Clean Harbors, Inc.
367,000 6.375%,  2/1/2031
a
369,759
Clydesdale Acquisition Holdings,
Inc.
75,000 6.625%,  4/15/2029
a
75,353
Crown Cork & Seal Company, Inc.
257,000 7.375%,  12/15/2026 266,875
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
558,000 6.625%,  12/15/2030
a
567,499
ESAB Corporation
329,000 6.250%,  4/15/2029
a
334,793
Fluor Corporation, Convertible
308,000 1.125%,  8/15/2029
f
402,094
GFL Environmental, Inc.
191,000 3.750%,  8/1/2025
a
189,113
409,000 4.000%,  8/1/2028
a
386,815
735,000 3.500%,  9/1/2028
a
689,112
Greenbrier Companies, Inc.,
Convertible
189,000 2.875%,  4/15/2028 226,516
H&E Equipment Services, Inc.
602,000 3.875%,  12/15/2028
a
555,859
Herc Holdings, Inc.
109,000 5.500%,  7/15/2027
a
108,282
295,000 6.625%,  6/15/2029
a
301,834
Honeywell International, Inc.
325,000 5.250%,  3/1/2054 324,522
Howmet Aerospace, Inc.
280,000 6.750%,  1/15/2028 295,835
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 210,802
Ingersoll Rand, Inc.
275,000 5.176%,  6/15/2029 278,936
80,000 5.700%,  8/14/2033 83,127
John Bean Technologies
Corporation, Convertible
227,000 0.250%,  5/15/2026 217,375
John Deere Capital Corporation
165,000 4.700%,  6/10/2030 165,274
432,000 4.400%,  9/8/2031 421,723
138,000 3.900%,  6/7/2032 130,161
79,000 5.150%,  9/8/2033 80,573
L3Harris Technologies, Inc.
169,000 5.400%,  1/15/2027 171,723
Lockheed Martin Corporation
220,000 5.200%,  2/15/2064 214,449
Martin Marietta Materials, Inc.
165,000 5.150%,  12/1/2034 163,789
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
111,000 6.750%,  4/1/2032
a
112,915

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Capital Goods  3.1% - continued
MIWD Holdco II, LLC
$ 132,000 5.500%,  2/1/2030
a
$ 126,117
Mueller Water Products, Inc.
313,000 4.000%,  6/15/2029
a
291,410
Nesco Holdings II, Inc.
565,000 5.500%,  4/15/2029
a
525,801
New Enterprise Stone and Lime
Company, Inc.
602,000 5.250%,  7/15/2028
a
582,534
Northrop Grumman Corporation
327,000 5.200%,  6/1/2054 317,401
82,000 4.700%,  3/15/2033 80,554
OI European Group BV
394,000 4.750%,  2/15/2030
a
356,945
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 163,943
Owens-Brockway Glass Container,
Inc.
298,000 6.625%,  5/13/2027
a
296,526
146,000 7.375%,  6/1/2032
a
142,847
Pactiv Evergreen Group
179,000 4.375%,  10/15/2028
a
168,349
Parker-Hannifin Corporation
167,000 4.250%,  9/15/2027 165,524
Patrick Industries, Inc., Convertible
132,000 1.750%,  12/1/2028 182,622
Republic Services, Inc.
124,000 3.950%,  5/15/2028 121,279
156,000 5.000%,  12/15/2033 155,743
Resideo Funding, Inc.
379,000 6.500%,  7/15/2032
a
381,437
Reworld Holding Corporation
300,000 4.875%,  12/1/2029
a
280,197
Roller Bearing Company of
America, Inc.
376,000 4.375%,  10/15/2029
a
353,284
RTX Corporation
248,000 5.750%,  1/15/2029 257,599
798,000 4.500%,  6/1/2042 710,510
Sealed Air Corporation/Sealed Air
Corporation (US)
290,000 6.125%,  2/1/2028
a
293,082
Smyrna Ready Mix Concrete, LLC
498,000 8.875%,  11/15/2031
a
523,094
Spirit AeroSystems, Inc.
188,000 3.850%,  6/15/2026 182,357
551,000 9.750%,  11/15/2030
a
611,650
SRM Escrow Issuer, LLC
132,000 6.000%,  11/1/2028
a
130,913
Standard Industries, Inc./NY
181,000 4.750%,  1/15/2028
a
174,570
181,000 3.375%,  1/15/2031
a
157,124
Summit Materials, LLC/Summit
Materials Finance Corporation
143,000 7.250%,  1/15/2031
a
148,572
Textron, Inc.
221,000 3.650%,  3/15/2027 215,275
Trane Technologies Financing, Ltd.
179,000 5.100%,  6/13/2034 180,994
TransDigm, Inc.
604,000 7.125%,  12/1/2031
a
625,003
Principal
Amount Long-Term Fixed Income  81.7% Value
Capital Goods  3.1% - continued
$ 515,000 6.625%,  3/1/2032
a
$ 523,719
462,000 6.000%,  1/15/2033
a
457,964
Trivium Packaging Finance
252,000 5.500%,  8/15/2026
a
249,787
United Rentals North America, Inc.
680,000 4.875%,  1/15/2028 665,737
340,000 4.000%,  7/15/2030 313,990
Veralto Corporation
167,000 5.350%,  9/18/2028 170,088
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 62,175
WESCO Distribution, Inc.
354,000 7.250%,  6/15/2028
a
362,330
184,000 6.375%,  3/15/2029
a
187,751
129,000 6.625%,  3/15/2032
a
132,192
Total 26,243,406
Collateralized Mortgage Obligations  9.5%
A&D Mortgage Trust
647,093
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
653,031
1,132,413
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,e
1,141,255
1,090,091
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,083,982
ACRA Trust
1,750,000
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
1,742,989
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,e
1,353,244
Banc of America Alternative Loan
Trust
717,746
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 625,759
Banc of America Mortgage
Securities Trust
121,042
5.855%,  9/25/2035, Ser.
2005-H, Class 2A1
b
106,071
194,314
6.399%,  9/25/2035, Ser.
2005-H, Class 3A1
b
181,781
CAFL Issuer, LLC
609,820
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,e
602,983
CHL Mortgage Pass-Through Trust
77,266
6.482%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
74,548
204,684
6.000%,  4/25/2037, Ser.
2007-3, Class A18 97,882
136,456
6.000%,  4/25/2037, Ser.
2007-3, Class A33 65,255
482,146
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 211,240
CHNGE Mortgage Trust
1,277,553
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,210,960
597,486
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
588,749
624,944
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
624,060
1,328,303
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
1,322,943

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Collateralized Mortgage Obligations  9.5% -
continued
$ 739,575
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
$ 742,733
882,056
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,e
878,184
CIM Trust
1,007,242
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,e
1,012,259
Citigroup Mortgage Loan Trust,
Inc.
205,129
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 197,389
854,046
5.228%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
755,644
COLT Mortgage Loan Trust
1,150,855
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,e
1,156,928
Countrywide Alternative Loan Trust
245,868
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 199,445
342,489
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 274,860
330,639
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 231,244
96,172
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 76,071
174,444
7.000%,  10/25/2037, Ser.
2007-24, Class A10 59,856
Countrywide Home Loan
Mortgage Pass Through Trust
198,319
5.313%,  11/25/2035, Ser.
2005-22, Class 2A1
b
161,738
Credit Suisse Mortgage Trust
655,037
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
655,036
281,742
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
238,707
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
449,247
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 399,326
Federal Home Loan Mortgage
Corporation
989,660
3.500%,  8/15/2035, Ser.
345, Class C8
g
96,249
Federal Home Loan Mortgage
Corporation - REMIC
655,929
4.000%,  1/25/2051, Ser.
5249, Class LA 635,726
1,153,457
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 929,339
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL
h
1,200,781
12,036,976
1.500%,  12/25/2050, Ser.
5107, Class IO
g
954,967
271,622
3.000%,  5/15/2027, Ser.
4046, Class GI
g
5,689
318,058
3.000%,  7/15/2027, Ser.
4084, Class NI
g
8,380
806,724
3.500%,  10/15/2032, Ser.
4119, Class KI
g
67,641
834,560
3.000%,  4/15/2033, Ser.
4203, Class DI
g
35,799
Principal
Amount Long-Term Fixed Income  81.7% Value
Collateralized Mortgage Obligations  9.5% -
continued
Federal National Mortgage
Association - REMIC
$ 757,273
4.500%,  6/25/2052, Ser.
2022-43, Class MA $ 747,098
243,122
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
5,608
342,962
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
7,790
407,867
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
5,985
977,512
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
26,584
770,215
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
19,535
250,467
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
6,199
648,966
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
15,030
234,598
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
6,762
650,957
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
14,627
464,122
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
13,424
286,880
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
3,156
701,494
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
54,107
First Horizon Alternative Mortgage
Securities Trust
100,444
6.156%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
92,541
Flagstar Mortgage Trust
1,424,076
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
1,215,942
1,599,914
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
1,292,305
716,419
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
634,371
GCAT Trust
2,491,405
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
2,509,179
825,372
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
773,819
1,681,130
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
1,668,831
GMAC Mortgage Corporation
Loan Trust
356,045
3.866%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
301,161
2,878
4.428%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
2,649
GMACM Mortgage Loan Trust
12,537
3.661%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
11,020
GS Mortgage-Backed Securities
Trust
1,463,890
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
1,442,618
Home RE, Ltd.
1,400,000
9.457%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,455,411

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Collateralized Mortgage Obligations  9.5% -
continued
$ 700,000
8.357%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
$ 707,297
IndyMac IMJA Mortgage Loan
Trust
281,247
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 120,320
IndyMac INDA Mortgage Loan
Trust
1,489,425
3.810%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,173,201
J.P. Morgan Alternative Loan Trust
296,685
4.963%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
223,026
J.P. Morgan Mortgage Trust
408,223
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
335,958
985,032
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
966,993
177,630
6.303%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
169,773
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
1,417,952
1,700,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,e
1,714,088
1,225,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
1,237,796
1,000,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
1,009,227
1,625,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,e
1,627,466
Merrill Lynch Alternative Note
Asset Trust
503,922
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 177,746
MFA Trust
256,681
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,e
246,791
1,800,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
1,810,761
MortgageIT Securities Corporation
Mortgage Loan Trust
1,525,579
5.312%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,320,453
New Residential Mortgage Loan
Trust
1,800,000
3.877%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
1,388,274
NYMT Loan Trust
1,150,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
1,158,118
1,750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
1,759,375
Pretium Mortgage Credit Partners,
LLC
900,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,c,e
900,000
PRKCM Trust
294,333
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
296,026
Principal
Amount Long-Term Fixed Income  81.7% Value
Collateralized Mortgage Obligations  9.5% -
continued
$ 680,947
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
$ 694,284
PRPM, LLC
1,257,921
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
1,225,485
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
1,193,521
1,101,737
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
1,102,702
2,044,757
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,e
2,026,199
1,600,000
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e,h
1,595,563
Radnor Re, Ltd.
2,000,000
7.757%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
2,013,423
Residential Accredit Loans, Inc.
Trust
257,026
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 223,438
369,943
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 292,620
178,449
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 146,222
Residential Funding Mortgage
Security I Trust
207,598
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 163,197
Roc Mortgage Trust
579,713
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
578,532
1,750,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
1,742,349
Saluda Grade Alternative
Mortgage Trust
1,750,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,e
1,755,928
1,650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
1,648,485
Sequoia Mortgage Trust
175,968
3.912%,  9/20/2046, Ser.
2007-1, Class 4A1
b
120,643
Structured Adjustable Rate
Mortgage Loan Trust
92,983
5.230%,  7/25/2035, Ser.
2005-15, Class 4A1
b
78,710
Toorak Mortgage Trust
1,300,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,e
1,310,135
Triangle Re, Ltd.
1,000,000
8.257%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
1,016,594
TVC Mortgage Trust
1,000,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,e
1,010,836
1,550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,e
1,539,294
Verus Securitization Trust
1,784,271
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
1,529,300

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Collateralized Mortgage Obligations  9.5% -
continued
$ 700,707
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
$ 618,000
934,798
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,e
938,029
Washington Mutual Mortgage
Pass-Through Certificates
306,677
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 256,900
Total 79,567,505
Commercial Mortgage-Backed Securities  0.7%
BANK 2022-BNK39
13,406,153
0.420%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
337,116
BBCMS Mortgage Trust
7,113,488
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
514,481
ROCK Trust
1,750,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
a
1,742,713
Velocity Commercial Capital Loan
Trust
839,324
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
842,611
1,077,943
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
1,086,512
977,992
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
1,001,293
Total 5,524,726
Communications Services  4.0%
AMC Networks, Inc.
93,000 10.250%,  1/15/2029
a
95,790
American Tower Corporation
247,000 4.400%,  2/15/2026 245,800
144,000 1.450%,  9/15/2026 135,586
243,000 5.500%,  3/15/2028 247,604
160,000 5.800%,  11/15/2028 165,175
192,000 3.800%,  8/15/2029 182,574
AT&T, Inc.
300,000 5.700%,  3/1/2057 294,540
792,000 3.550%,  9/15/2055 549,761
433,000 4.300%,  2/15/2030 421,519
158,000 5.400%,  2/15/2034 160,421
Bell Telephone Company of
Canada
157,000 5.100%,  5/11/2033 155,407
Cable One, Inc., Convertible
84,000 1.125%,  3/15/2028
f
66,022
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
a
249,190
515,000 5.125%,  5/1/2027
a
504,269
178,000 5.000%,  2/1/2028
a
172,279
145,000 5.375%,  6/1/2029
a
138,410
351,000 6.375%,  9/1/2029
a
347,533
1,120,000 4.750%,  3/1/2030
a
1,018,830
161,000 4.500%,  8/15/2030
a
143,795
351,000 4.250%,  2/1/2031
a
304,593
237,000 4.750%,  2/1/2032
a
204,899
472,000 4.250%,  1/15/2034
a
377,085
Principal
Amount Long-Term Fixed Income  81.7% Value
Communications Services  4.0% - continued
CenterPoint Energy, Inc.,
Convertible
$ 5,766 3.369%,  9/15/2029 $ 221,126
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
840,000 4.200%,  3/15/2028 809,442
221,000 5.050%,  3/30/2029 216,905
234,000 6.550%,  6/1/2034 238,376
Clear Channel Outdoor Holdings,
Inc.
465,000 7.875%,  4/1/2030
a
474,111
Clear Channel Worldwide
Holdings, Inc.
360,000 5.125%,  8/15/2027
a
349,006
Comcast Corporation
483,000 5.650%,  6/1/2054 490,025
476,000 3.400%,  4/1/2030 444,729
Connect Finco SARL/Connect US
Finco, LLC
184,000 9.000%,  9/15/2029
a
174,772
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 196,208
114,000 4.900%,  9/1/2029 113,206
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 587,542
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,249,000 5.875%,  8/15/2027
a
1,202,571
Frontier Communications
Holdings, LLC
610,000 5.875%,  10/15/2027
a
608,693
180,000 8.625%,  3/15/2031
a
192,926
GCI, LLC
670,000 4.750%,  10/15/2028
a
632,327
Gray Television, Inc.
319,000 7.000%,  5/15/2027
a,f
310,372
514,000 10.500%,  7/15/2029
a
533,907
Iliad Holding SASU
323,000 6.500%,  10/15/2026
a
325,580
476,000 8.500%,  4/15/2031
a
507,069
Intelsat Jackson Holdings SA
478,000 6.500%,  3/15/2030
a
449,120
Lamar Media Corporation
267,000 3.625%,  1/15/2031 238,297
LCPR Senior Secured Financing
DAC
715,000 6.750%,  10/15/2027
a
670,184
Level 3 Financing, Inc.
180,254 10.500%,  4/15/2029
a
200,686
180,255 11.000%,  11/15/2029
a
203,402
265,000 10.500%,  5/15/2030
a,f
289,844
89,000 10.750%,  12/15/2030
a
99,446
218,000 4.000%,  4/15/2031
a,f
164,590
Lumen Technologies, Inc.
104,562 4.125%,  4/15/2030
a
88,616
McGraw-Hill Education, Inc.
541,000 5.750%,  8/1/2028
a
530,204
Meta Platforms, Inc.
333,000 5.550%,  8/15/2064 337,536

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Communications Services  4.0% - continued
$ 169,000 3.850%,  8/15/2032 $ 159,209
342,000 4.750%,  8/15/2034 338,285
News Corporation
302,000 3.875%,  5/15/2029
a
281,043
Nexstar Media, Inc.
221,000 5.625%,  7/15/2027
a
217,178
282,000 4.750%,  11/1/2028
a
265,117
Optics Bidco SPA
630,000 6.000%,  9/30/2034
a
614,119
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
50,000 4.625%,  3/15/2030
a,f
46,511
Paramount Global
404,000 6.375%,  3/30/2062
b
374,026
Playtika Holding Corporation
469,000 4.250%,  3/15/2029
a
423,100
Rogers Communications, Inc.
205,000 5.250%,  3/15/2082
a,b
200,663
266,000 5.000%,  2/15/2029 266,104
438,000 5.300%,  2/15/2034 434,526
Sinclair Television Group, Inc.
166,000 4.125%,  12/1/2030
a,f
127,197
Sirius XM Radio, Inc.
416,000 5.000%,  8/1/2027
a
407,665
510,000 4.000%,  7/15/2028
a
476,477
130,000 4.125%,  7/1/2030
a
116,306
Sprint Capital Corporation
511,000 6.875%,  11/15/2028 548,021
220,000 8.750%,  3/15/2032 265,988
Take-Two Interactive Software, Inc.
172,000 5.600%,  6/12/2034 174,918
TEGNA, Inc.
566,000 4.625%,  3/15/2028 531,485
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
a
583,533
T-Mobile USA, Inc.
160,000 5.500%,  1/15/2055 157,514
344,000 5.250%,  6/15/2055 326,019
338,000 3.375%,  4/15/2029 317,348
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
76,000 10.500%,  2/15/2028
a
80,953
557,000 4.750%,  4/15/2028
a
512,015
Univision Communications, Inc.
74,000 8.000%,  8/15/2028
a
75,202
594,000 4.500%,  5/1/2029
a
527,334
270,000 7.375%,  6/30/2030
a
259,213
94,000 8.500%,  7/31/2031
a
92,396
Urban One, Inc.
111,000 7.375%,  2/1/2028
a
82,325
Verizon Communications, Inc.
207,000 5.500%,  2/23/2054 205,917
552,000 3.150%,  3/22/2030 506,973
296,000 2.355%,  3/15/2032 246,788
230,000 4.780%,  2/15/2035
a
221,524
Viasat, Inc.
295,000 6.500%,  7/15/2028
a,f
222,490
Principal
Amount Long-Term Fixed Income  81.7% Value
Communications Services  4.0% - continued
Virgin Media Finance plc
$ 214,000 5.000%,  7/15/2030
a
$ 183,966
Virgin Media Secured Finance plc
460,000 5.500%,  5/15/2029
a
435,039
VMED O2 UK Financing I plc
218,000 4.750%,  7/15/2031
a
188,795
192,000 7.750%,  4/15/2032
a
192,232
Vodafone Group plc
270,000 5.125%,  6/4/2081
b
215,526
286,000 5.750%,  6/28/2054 283,512
175,000 5.875%,  6/28/2064 172,056
252,000 7.000%,  4/4/2079
b
263,948
VZ Secured Financing BV
718,000 5.000%,  1/15/2032
a
644,546
Walt Disney Company
123,000 3.800%,  3/22/2030 118,094
Warnermedia Holdings, Inc.
705,000 4.054%,  3/15/2029 658,619
517,000 5.050%,  3/15/2042 412,588
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
199,000 7.750%,  8/15/2028
a
200,101
151,000 8.250%,  10/1/2031
a
152,888
Zayo Group Holdings, Inc.
253,000 4.000%,  3/1/2027
a,f
225,172
Zegona Finance plc
338,000 8.625%,  7/15/2029
a
357,013
Ziggo Bond Company BV
217,000 5.125%,  2/28/2030
a,f
196,408
Ziggo BV
198,000 4.875%,  1/15/2030
a
183,592
Total 33,851,477
Consumer Cyclical  5.2%
1011778 B.C., ULC/New Red
Finance, Inc.
127,000 3.875%,  1/15/2028
a
121,049
281,000 4.375%,  1/15/2028
a
270,256
190,000 6.125%,  6/15/2029
a
193,317
328,000 5.625%,  9/15/2029
a
327,171
Adient Global Holdings, Ltd.
123,000 8.250%,  4/15/2031
a,f
127,419
ADT Security Corporation
149,000 4.125%,  8/1/2029
a
139,321
149,000 4.875%,  7/15/2032
a
138,857
Alimentation Couche-Tard, Inc.
279,000 5.617%,  2/12/2054
a
271,379
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
815,000 4.625%,  6/1/2028
a
764,493
30,000 4.625%,  6/1/2028
a
28,089
Allison Transmission, Inc.
142,000 3.750%,  1/30/2031
a
126,020
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 125,054
164,000 4.700%,  12/1/2032 164,635
American Axle & Manufacturing,
Inc.
516,000 5.000%,  10/1/2029
f
466,854

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Cyclical  5.2% - continued
American Honda Finance
Corporation
$ 365,000 5.050%,  7/10/2031 $ 366,304
241,000 4.900%,  1/10/2034 237,629
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
99,000 7.000%,  4/15/2030
a,f
86,753
Arko Corporation
342,000 5.125%,  11/15/2029
a
315,043
Asbury Automotive Group, Inc.
313,000 5.000%,  2/15/2032
a
288,338
Ashton Woods USA, LLC/Ashton
Woods Finance Company
310,000 4.625%,  8/1/2029
a
289,746
156,000 4.625%,  4/1/2030
a
143,671
Aston Martin Capital Holdings, Ltd.
320,000 10.000%,  3/31/2029
a
310,873
Beazer Homes USA, Inc.
310,000 7.500%,  3/15/2031
a
318,688
Belron UK Finance plc
355,000 5.750%,  10/15/2029
a
355,714
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 124,933
Booking Holdings, Inc.,
Convertible
106,000 0.750%,  5/1/2025 263,476
Boyd Gaming Corporation
480,000 4.750%,  6/15/2031
a
447,979
Boyne USA, Inc.
297,000 4.750%,  5/15/2029
a
283,225
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
273,000 4.875%,  2/15/2030
a
253,897
Burlington Stores, Inc., Convertible
129,000 2.250%,  4/15/2025 151,381
115,000 1.250%,  12/15/2027 155,077
Caesars Entertainment, Inc.
2,000 8.125%,  7/1/2027
a
2,039
799,000 4.625%,  10/15/2029
a,f
749,095
220,000 6.500%,  2/15/2032
a
223,105
201,000 6.000%,  10/15/2032
a
196,061
Carnival Corporation
436,000 7.625%,  3/1/2026
a
439,049
819,000 5.750%,  3/1/2027
a
821,453
435,000 4.000%,  8/1/2028
a
414,661
364,000 6.000%,  5/1/2029
a,f
364,595
Carnival Corporation, Convertible
287,000 5.750%,  12/1/2027 524,062
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
90,000 5.375%,  4/15/2027 89,315
497,000 5.250%,  7/15/2029 478,748
Choice Hotels International, Inc.
200,000 3.700%,  12/1/2029 185,486
Churchill Downs, Inc.
290,000 4.750%,  1/15/2028
a
281,351
223,000 6.750%,  5/1/2031
a
227,029
Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Cyclical  5.2% - continued
Clarios Global, LP/Clarios US
Finance Company, Inc.
$ 247,000 6.750%,  5/15/2028
a
$ 252,836
Cracker Barrel Old Country Store,
Inc., Convertible
38,000 0.625%,  6/15/2026 34,903
Crocs, Inc.
179,000 4.250%,  3/15/2029
a
164,179
Cushman & Wakefield US
Borrower, LLC
90,000 6.750%,  5/15/2028
a
90,487
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
152,608
Dana, Inc.
180,000 5.625%,  6/15/2028 174,704
271,000 4.250%,  9/1/2030 236,965
267,000 4.500%,  2/15/2032 228,386
eG Global Finance plc
90,000 12.000%,  11/30/2028
a
100,072
Expedia Group, Inc.
220,000 3.250%,  2/15/2030 203,336
Expedia Group, Inc., Convertible
187,000 Zero Coupon,  2/15/2026
f
180,174
Ford Motor Company, Convertible
351,000 Zero Coupon,  3/15/2026 340,821
Ford Motor Credit Company, LLC
266,000 5.850%,  5/17/2027 268,523
255,000 2.900%,  2/10/2029 227,662
275,000 7.122%,  11/7/2033 290,274
Forestar Group, Inc.
187,000 3.850%,  5/15/2026
a
182,254
Gap, Inc.
130,000 3.625%,  10/1/2029
a
116,667
Garrett Motion Holdings, Inc./
Garrett LX I SARL
256,000 7.750%,  5/31/2032
a
255,524
General Motors Financial
Company, Inc.
544,000 2.900%,  2/26/2025 540,046
135,000 2.750%,  6/20/2025 133,041
250,000 5.800%,  6/23/2028 255,833
204,000 5.800%,  1/7/2029 208,835
412,000 4.900%,  10/6/2029 406,261
200,000 5.700%,  9/30/2030
b,i
193,020
121,000 5.750%,  2/8/2031 123,203
306,000 5.950%,  4/4/2034 312,042
Genting New York, LLC/GENNY
Capital, Inc.
296,000 7.250%,  10/1/2029
a
300,433
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
180,000 3.500%,  3/1/2029
a
166,120
Goodyear Tire & Rubber Company
180,000 4.875%,  3/15/2027 173,676
185,000 5.000%,  7/15/2029
f
167,498
Hanesbrands, Inc.
207,000 4.875%,  5/15/2026
a
204,492
101,000 9.000%,  2/15/2031
a,f
108,217
Harley-Davidson Financial
Services, Inc.
264,000 5.950%,  6/11/2029
a
264,604

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Cyclical  5.2% - continued
Hilton Domestic Operating
Company, Inc.
$ 827,000 4.875%,  1/15/2030 $ 801,318
90,000 4.000%,  5/1/2031
a
81,982
519,000 3.625%,  2/15/2032
a
455,551
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
643,000 5.000%,  6/1/2029
a
601,766
Home Depot, Inc.
181,000 5.300%,  6/25/2054 179,824
181,000 5.400%,  6/25/2064 180,961
208,000 3.250%,  4/15/2032 187,932
Hyundai Capital America
115,000 5.500%,  3/30/2026
a
115,861
221,000 3.000%,  2/10/2027
a,f
212,195
166,000 6.500%,  1/16/2029
a
174,440
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a,f
200,780
International Game Technology plc
591,000 5.250%,  1/15/2029
a
580,657
Jacobs Entertainment, Inc.
300,000 6.750%,  2/15/2029
a
295,277
Jaguar Land Rover Automotive plc
217,000 5.500%,  7/15/2029
a
211,770
KB Home
440,000 4.800%,  11/15/2029 423,317
177,000 4.000%,  6/15/2031 160,010
L Brands, Inc.
960,000 6.625%,  10/1/2030
a
961,242
110,000 6.875%,  11/1/2035 111,651
Las Vegas Sands Corporation
168,000 5.900%,  6/1/2027 170,656
Life Time, Inc.
263,000 6.000%,  11/15/2031
a,c
261,883
Light & Wonder International, Inc.
310,000 7.250%,  11/15/2029
a
316,955
Live Nation Entertainment, Inc.
201,000 4.750%,  10/15/2027
a
195,607
Live Nation Entertainment, Inc.,
Convertible
160,000 2.000%,  2/15/2025
f
179,439
305,000 3.125%,  1/15/2029
f
387,933
Lowe's Companies, Inc.
335,000 4.500%,  4/15/2030 330,469
Macy's Retail Holdings, LLC
363,000 5.875%,  4/1/2029
a,f
354,696
179,000 6.125%,  3/15/2032
a
171,027
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 165,258
220,000 4.625%,  6/15/2030 216,986
Marriott Vacations Worldwide
Corporation, Convertible
118,000 Zero Coupon,  1/15/2026 109,456
266,000 3.250%,  12/15/2027 244,321
Match Group Holdings II, LLC
204,000 4.125%,  8/1/2030
a
185,497
Mattamy Group Corporation
411,000 5.250%,  12/15/2027
a
404,801
McDonald's Corporation
152,000 4.950%,  8/14/2033
f
152,651
Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Cyclical  5.2% - continued
Melco Resorts Finance, Ltd.
$ 498,000 5.375%,  12/4/2029
a
$ 454,946
460,000 7.625%,  4/17/2032
a
465,698
Meritage Homes Corporation,
Convertible
139,000 1.750%,  5/15/2028
a
147,549
MGM Resorts International
191,000 6.125%,  9/15/2029 190,325
Michaels Companies, Inc.
265,000 5.250%,  5/1/2028
a
190,691
NCL Corporation, Ltd.
220,000 5.875%,  3/15/2026
a
219,759
431,000 5.875%,  2/15/2027
a
430,553
Nordstrom, Inc.
160,000 4.375%,  4/1/2030 145,030
225,000 4.250%,  8/1/2031 197,962
PENN Entertainment, Inc.
450,000 4.125%,  7/1/2029
a,f
404,556
PetSmart, Inc./PetSmart Finance
Corporation
755,000 4.750%,  2/15/2028
a
717,731
181,000 7.750%,  2/15/2029
a
175,677
Phinia, Inc.
271,000 6.625%,  10/15/2032
a
270,108
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
585,000 5.750%,  4/15/2026
a
585,140
QVC, Inc.
113,000 6.875%,  4/15/2029
a,f
97,342
Rakuten Group, Inc.
269,000 11.250%,  2/15/2027
a
292,538
310,000 9.750%,  4/15/2029
a
335,265
Raven Acquisition Holdings, LLC
188,000 6.875%,  11/15/2031
a,c
187,499
Royal Caribbean Cruises, Ltd.
792,000 4.250%,  7/1/2026
a
776,908
122,000 5.625%,  9/30/2031
a
121,502
S&S Holdings, LLC
166,000 8.375%,  10/1/2031
a
166,415
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
5,000 6.625%,  3/1/2030
a
4,875
SeaWorld Parks and
Entertainment, Inc.
432,000 5.250%,  8/15/2029
a
414,894
Service Corporation International/
US
180,000 3.375%,  8/15/2030 159,517
127,000 4.000%,  5/15/2031 114,536
286,000 5.750%,  10/15/2032 280,946
Six Flags Entertainment
Corporation
90,000 7.250%,  5/15/2031
a
92,256
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
90,000 6.625%,  5/1/2032
a
91,698
Six Flags Theme Parks, Inc.
98,000 7.000%,  7/1/2025
a,f
97,917
Sonic Automotive, Inc.
225,000 4.875%,  11/15/2031
a
202,309

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Cyclical  5.2% - continued
Staples, Inc.
$ 367,000 10.750%,  9/1/2029
a
$ 354,883
Station Casinos, LLC
422,000 4.625%,  12/1/2031
a
383,465
Tenneco, Inc.
386,000 8.000%,  11/17/2028
a
357,437
Toyota Motor Credit Corporation
162,000 5.550%,  11/20/2030 168,183
175,000 4.800%,  1/5/2034 172,499
Tractor Supply Company
151,000 5.250%,  5/15/2033 151,648
Uber Technologies, Inc.
255,000 5.350%,  9/15/2054 243,188
315,000 4.800%,  9/15/2034 305,365
Uber Technologies, Inc.,
Convertible
148,000 Zero Coupon,  12/15/2025 159,026
310,000 0.875%,  12/1/2028
a
373,550
VICI Properties, LP/VICI Note
Company, Inc.
496,000 5.750%,  2/1/2027
a
499,403
Victoria's Secret & Company
423,000 4.625%,  7/15/2029
a,f
372,778
Viking Cruises, Ltd.
923,000 5.875%,  9/15/2027
a
917,030
Volkswagen Group of America
Finance, LLC
68,000 3.350%,  5/13/2025
a
67,462
Walgreens Boots Alliance, Inc.
312,000 3.200%,  4/15/2030
f
248,047
WASH Multifamily Acquisition, Inc.
242,000 5.750%,  4/15/2026
a
241,403
Wyndham Hotels & Resorts, Inc.
282,000 4.375%,  8/15/2028
a
268,399
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
a
146,594
165,000 7.125%,  2/15/2031
a
173,578
Yum! Brands, Inc.
559,000 4.750%,  1/15/2030
a
540,899
ZF North America Capital, Inc.
303,000 7.125%,  4/14/2030
a
304,736
188,000 6.750%,  4/23/2030
a
185,318
Total 44,161,588
Consumer Non-Cyclical  4.7%
1375209 B.C., Ltd.
179,000 9.000%,  1/30/2028
a,f
178,671
AbbVie, Inc.
406,000 5.500%,  3/15/2064 409,354
247,000 5.350%,  3/15/2044 247,740
AdaptHealth, LLC
797,000 4.625%,  8/1/2029
a
724,822
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
567,000 4.625%,  1/15/2027
a
556,280
601,000 3.500%,  3/15/2029
a
555,274
Altria Group, Inc.
166,000 6.200%,  11/1/2028 173,667
Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Non-Cyclical  4.7% - continued
Amgen, Inc.
$ 247,000 5.150%,  3/2/2028 $ 250,375
Anheuser-Busch InBev Worldwide,
Inc.
295,000 4.750%,  1/23/2029 296,321
487,000 5.000%,  6/15/2034 489,433
ANI Pharmaceuticals, Inc.,
Convertible
169,000 2.250%,  9/1/2029
a
173,859
Archer-Daniels-Midland Company
155,000 4.500%,  8/15/2033 150,196
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 271,693
258,000 5.000%,  2/26/2034 259,891
B&G Foods, Inc.
362,000 8.000%,  9/15/2028
a
376,081
BAT Capital Corporation
202,000 6.343%,  8/2/2030 213,161
141,000 7.750%,  10/19/2032 161,978
Bausch + Lomb Corporation
106,000 8.375%,  10/1/2028
a
111,212
Bausch Health Companies, Inc.
396,000 5.500%,  11/1/2025
a,f
388,626
413,000 4.875%,  6/1/2028
a
319,129
200,000 11.000%,  9/30/2028
a,f
184,032
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 164,926
221,000 2.823%,  5/20/2030 198,979
BellRing Brands, Inc.
314,000 7.000%,  3/15/2030
a
326,778
BioMarin Pharmaceutical, Inc.,
Convertible
241,000 1.250%,  5/15/2027
f
225,455
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 198,002
Bristol-Myers Squibb Company
331,000 5.550%,  2/22/2054 334,815
166,000 5.750%,  2/1/2031 174,462
82,000 5.900%,  11/15/2033 87,680
Bunge, Ltd. Finance Corporation
99,000 4.650%,  9/17/2034 94,951
Campbell Soup Company
526,000 5.400%,  3/21/2034 531,990
Cargill, Inc.
288,000 2.125%,  11/10/2031
a
241,738
Catalent Pharma Solutions, Inc.
220,000 3.125%,  2/15/2029
a
213,584
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
166,000 9.500%,  10/15/2029
a
168,145
Central Garden & Pet Company
418,000 4.125%,  10/15/2030 378,615
Charles River Laboratories
International, Inc.
217,000 4.000%,  3/15/2031
a
193,949
Chefs' Warehouse, Inc.,
Convertible
123,000 2.375%,  12/15/2028 138,483
Cheplapharm Arzneimittel GmbH
80,000 5.500%,  1/15/2028
a
77,161

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Non-Cyclical  4.7% - continued
CHS/Community Health Systems,
Inc.
$ 397,000 5.625%,  3/15/2027
a
$ 387,179
136,000 8.000%,  12/15/2027
a
135,778
550,000 6.000%,  1/15/2029
a
517,955
241,000 4.750%,  2/15/2031
a
200,987
257,000 10.875%,  1/15/2032
a
275,431
Cigna Group
167,000 5.600%,  2/15/2054 162,972
213,000 2.400%,  3/15/2030 187,652
Coca-Cola Company
161,000 5.300%,  5/13/2054 162,219
Concentra Escrow Issuer
Corporation
163,000 6.875%,  7/15/2032
a
167,267
Constellation Brands, Inc.
163,000 4.800%,  1/15/2029 162,895
295,000 3.150%,  8/1/2029 273,744
110,000 4.900%,  5/1/2033 108,011
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
287,000 4.750%,  1/15/2029
a
276,871
CVS Health Corporation
318,000 6.050%,  6/1/2054 313,987
168,000 5.000%,  2/20/2026 168,067
115,000 4.300%,  3/25/2028 112,108
488,000 4.780%,  3/25/2038 435,516
515,000 6.000%,  6/1/2044 505,894
DaVita, Inc.
206,000 3.750%,  2/15/2031
a
179,151
253,000 6.875%,  9/1/2032
a
254,318
Diageo Capital plc
129,000 2.000%,  4/29/2030 112,193
250,000 5.625%,  10/5/2033 260,642
Edgewell Personal Care Company
385,000 5.500%,  6/1/2028
a
379,325
Eli Lilly & Company
328,000 5.000%,  2/9/2054 316,130
310,000 4.700%,  2/27/2033 308,610
Embecta Corporation
138,000 5.000%,  2/15/2030
a
124,913
175,000 6.750%,  2/15/2030
a
163,238
Encompass Health Corporation
280,000 4.500%,  2/1/2028 272,352
Endo Finance Holdings, Inc.
179,000 8.500%,  4/15/2031
a,f
191,391
Energizer Holdings, Inc.
195,000 4.750%,  6/15/2028
a
187,193
475,000 4.375%,  3/31/2029
a
444,265
Envista Holdings Corporation,
Convertible
15,000 2.375%,  6/1/2025 16,422
129,000 1.750%,  8/15/2028 116,261
Fortrea Holdings, Inc.
150,000 7.500%,  7/1/2030
a,f
147,504
GE HealthCare Technologies, Inc.
274,000 6.377%,  11/22/2052 305,497
General Mills, Inc.
62,000 4.950%,  3/29/2033 61,560
Gilead Sciences, Inc.
160,000 5.250%,  10/15/2033 163,316
Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Non-Cyclical  4.7% - continued
HCA, Inc.
$ 171,000 5.950%,  9/15/2054 $ 170,586
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
375,000 7.875%,  9/1/2025
a,f
373,532
HLF Financing SARL, LLC/
Herbalife International, Inc.
191,000 12.250%,  4/15/2029
a
192,118
206,000 4.875%,  6/1/2029
a
141,193
Insulet Corporation, Convertible
446,000 0.375%,  9/1/2026 524,719
Integer Holdings Corporation,
Convertible
249,000 2.125%,  2/15/2028 377,982
Jazz Investments I, Ltd.,
Convertible
290,000 2.000%,  6/15/2026 286,375
247,000 3.125%,  9/15/2030
a
253,546
Jazz Securities DAC
125,000 4.375%,  1/15/2029
a
118,287
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
395,000 2.500%,  1/15/2027 374,547
251,000 3.625%,  1/15/2032 221,561
254,000 3.000%,  5/15/2032 213,855
Johnson & Johnson
322,000 5.250%,  6/1/2054 330,526
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
344,000 9.000%,  2/15/2029
a
356,199
Keurig Dr Pepper, Inc.
272,000 3.200%,  5/1/2030 250,797
344,000 5.300%,  3/15/2034 348,112
Kraft Heinz Foods Company
152,000 6.750%,  3/15/2032 167,331
Kroger Company
124,000 4.500%,  1/15/2029 122,928
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
a
163,408
LifePoint Health, Inc.
353,000 9.875%,  8/15/2030
a
386,140
216,000 11.000%,  10/15/2030
a
240,776
Mattel, Inc.
415,000 3.375%,  4/1/2026
a
405,234
Medline Borrower, LP/Medline Co-
Issuer, Inc.
218,000 6.250%,  4/1/2029
a
221,803
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 156,211
Mozart Debt Merger Sub, Inc.
490,000 3.875%,  4/1/2029
a
458,380
585,000 5.250%,  10/1/2029
a
566,632
MPH Acquisition Holdings, LLC
180,000 5.500%,  9/1/2028
a
122,289
Nestle Capital Corporation
200,000 5.100%,  3/12/2054
a
196,783
Newell Brands, Inc.
186,000 6.375%,  9/15/2027
f
187,978
185,000 6.625%,  9/15/2029 187,578
112,000 6.375%,  5/15/2030
c
112,512

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Non-Cyclical  4.7% - continued
Novartis Capital Corporation
$ 429,000 4.700%,  9/18/2054 $ 397,135
Organon & Company/Organon
Foreign Debt Co-Issuer BV
253,000 4.125%,  4/30/2028
a
239,720
707,000 5.125%,  4/30/2031
a,f
644,789
Owens & Minor, Inc.
319,000 6.625%,  4/1/2030
a,f
304,474
PepsiCo, Inc.
351,000 5.250%,  7/17/2054 352,591
Performance Food Group, Inc.
396,000 4.250%,  8/1/2029
a
370,645
254,000 6.125%,  9/15/2032
a
255,063
Perrigo Finance Unlimited
Company
302,000 4.900%,  6/15/2030 285,916
167,000 6.125%,  9/30/2032 164,913
Philip Morris International, Inc.
322,000 4.875%,  2/15/2028 323,647
141,000 5.625%,  11/17/2029 146,254
174,000 5.125%,  2/13/2031 175,616
141,000 5.750%,  11/17/2032 146,838
256,000 5.250%,  2/13/2034 256,670
214,000 4.900%,  11/1/2034 208,814
Post Holdings, Inc.
270,000 4.625%,  4/15/2030
a
252,338
425,000 4.500%,  9/15/2031
a
386,907
249,000 6.250%,  10/15/2034
a
246,249
Post Holdings, Inc., Convertible
309,000 2.500%,  8/15/2027 353,187
Roche Holdings, Inc.
250,000 5.218%,  3/8/2054
a
250,030
200,000 2.076%,  12/13/2031
a
168,159
Royalty Pharma plc
343,000 1.200%,  9/2/2025 332,620
238,000 5.150%,  9/2/2029 239,443
Simmons Foods, Inc.
721,000 4.625%,  3/1/2029
a
667,883
Sotera Health Holdings, LLC
192,000 7.375%,  6/1/2031
a
196,620
Spectrum Brands, Inc.,
Convertible
145,000 3.375%,  6/1/2029
a
146,496
Star Parent, Inc.
170,000 9.000%,  10/1/2030
a
176,800
Sysco Corporation
128,000 5.950%,  4/1/2030 134,291
Takeda Pharmaceutical Company,
Ltd.
280,000 5.650%,  7/5/2054 284,489
297,000 5.000%,  11/26/2028 299,695
200,000 5.650%,  7/5/2044 203,911
Tenet Healthcare Corporation
1,188,000 5.125%,  11/1/2027 1,177,962
545,000 4.375%,  1/15/2030 510,959
404,000 6.750%,  5/15/2031 413,008
Teva Pharmaceutical Finance
Netherlands III BV
411,000 3.150%,  10/1/2026 391,803
Topgolf Callaway Brands
Corporation, Convertible
122,000 2.750%,  5/1/2026
f
121,512
Principal
Amount Long-Term Fixed Income  81.7% Value
Consumer Non-Cyclical  4.7% - continued
Unilever Capital Corporation
$ 225,000 5.000%,  12/8/2033 $ 227,756
US Acute Care Solutions, LLC
344,000 9.750%,  5/15/2029
a
350,872
Viterra Finance BV
324,000 3.200%,  4/21/2031
a
286,811
Winnebago Industries, Inc.,
Convertible
166,000 3.250%,  1/15/2030
a
159,775
Wyeth, LLC
382,000 6.500%,  2/1/2034 424,436
Zoetis, Inc.
236,000 5.600%,  11/16/2032 245,333
Total 39,952,670
Energy  4.2%
Aethon United BR, LP/Aethon
United Finance Corporation
166,000 7.500%,  10/1/2029
a
167,151
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
363,000 5.375%,  6/15/2029
a
353,547
Apache Corporation
239,000 4.375%,  10/15/2028 231,045
Archrock Partners, LP/Archrock
Partners Finance Corporation
266,000 6.250%,  4/1/2028
a
266,493
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
367,000 8.250%,  12/31/2028
a
374,472
183,000 5.875%,  6/30/2029
a
176,785
Baytex Energy Corporation
372,000 8.500%,  4/30/2030
a
378,518
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
294,000 7.000%,  7/15/2029
a
301,603
BP Capital Markets America, Inc.
614,000 4.234%,  11/6/2028 604,669
259,000 4.812%,  2/13/2033 253,679
BP Capital Markets plc
191,000 4.875%,  3/22/2030
b,i
185,789
301,000 6.450%,  12/1/2033
b,i
314,108
Buckeye Partners, LP
254,000 4.500%,  3/1/2028
a
241,924
173,000 6.875%,  7/1/2029
a
175,845
California Resources Corporation
220,000 8.250%,  6/15/2029
a
222,185
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 140,570
146,000 3.250%,  1/31/2032 127,046
259,000 5.950%,  6/30/2033 266,367
Cheniere Energy, Inc.
158,000 5.650%,  4/15/2034 159,005
Civitas Resources, Inc.
285,000 8.375%,  7/1/2028
a
294,539
451,000 8.750%,  7/1/2031
a
472,359
CNX Resources Corporation
215,000 6.000%,  1/15/2029
a
213,172

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Energy  4.2% - continued
CNX Resources Corporation,
Convertible
$ 177,000 2.250%,  5/1/2026 $ 470,200
Columbia Pipelines Holding
Company, LLC
167,000 6.055%,  8/15/2026
a
169,688
317,000 6.042%,  8/15/2028
a
326,307
Comstock Resources, Inc.
359,000 6.750%,  3/1/2029
a
343,548
344,000 5.875%,  1/15/2030
a
314,300
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
216,000 5.500%,  6/15/2031
a
205,545
Crescent Energy Finance, LLC
552,000 7.625%,  4/1/2032
a
545,021
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
402,000 8.625%,  3/15/2029
a
412,468
Diamond Foreign Asset Company/
Diamond Finance, LLC
141,000 8.500%,  10/1/2030
a
145,594
Diamondback Energy, Inc.
381,000 5.750%,  4/18/2054 370,076
DT Midstream, Inc.
290,000 4.125%,  6/15/2029
a
272,327
Enbridge, Inc.
285,000 7.375%,  1/15/2083
b
290,586
290,000 7.625%,  1/15/2083
b
307,387
244,000 5.950%,  4/5/2054 249,574
78,000 5.700%,  3/8/2033 79,986
Enerflex, Ltd.
142,000 9.000%,  10/15/2027
a
147,403
Energy Transfer, LP
161,000 5.950%,  5/15/2054 158,585
564,000 8.000%,  5/15/2054
b
597,612
161,000 6.050%,  9/1/2054 161,194
310,000 6.750%,  5/15/2025
b,i
308,357
169,000 4.400%,  3/15/2027 167,611
64,000 7.125%,  5/15/2030
b,i
65,057
169,000 6.400%,  12/1/2030 179,171
Enterprise Products Operating,
LLC
264,000 5.550%,  2/16/2055 262,052
148,000 4.150%,  10/16/2028 145,163
215,000
8.343%,  (TSFR3M +
3.248%), 8/16/2077
b
213,388
EQM Midstream Partners, LP
1,024,000 4.750%,  1/15/2031
a
973,432
Genesis Energy LP/Genesis
Energy Finance Corporation
293,000 8.875%,  4/15/2030 301,811
439,000 7.875%,  5/15/2032 438,695
Gulfport Energy Operating
Corporation
128,000 6.750%,  9/1/2029
a
128,662
Harvest Midstream I, LP
431,000 7.500%,  9/1/2028
a
435,998
Hess Midstream Operations, LP
405,000 4.250%,  2/15/2030
a
378,168
Hilcorp Energy I, LP/Hilcorp
Finance Company
286,000 5.750%,  2/1/2029
a
274,427
180,000 6.000%,  4/15/2030
a
171,685
Principal
Amount Long-Term Fixed Income  81.7% Value
Energy  4.2% - continued
$ 610,000 6.250%,  4/15/2032
a
$ 572,387
Howard Midstream Energy
Partners, LLC
516,000 7.375%,  7/15/2032
a
526,438
ITT Holdings, LLC
530,000 6.500%,  8/1/2029
a
489,769
Kinder Morgan, Inc.
348,000 5.950%,  8/1/2054 347,815
Kodiak Gas Services, LLC
222,000 7.250%,  2/15/2029
a
228,198
Laredo Petroleum, Inc.
522,000 7.750%,  7/31/2029
a
512,223
MEG Energy Corporation
283,000 5.875%,  2/1/2029
a
277,450
MPLX, LP
370,000 1.750%,  3/1/2026 355,385
82,000 5.000%,  3/1/2033 79,775
130,000 5.500%,  6/1/2034 129,740
Nabors Industries, Inc.
180,000 7.375%,  5/15/2027
a
180,133
459,000 9.125%,  1/31/2030
a
474,011
National Fuel Gas Company
296,000 5.500%,  1/15/2026 297,526
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
147,000 8.125%,  2/15/2029
a
147,949
221,000 8.375%,  2/15/2032
a
222,733
Noble Finance II, LLC
179,000 8.000%,  4/15/2030
a
181,442
Northern Oil and Gas, Inc.
372,000 8.750%,  6/15/2031
a
384,872
Northern Oil and Gas, Inc.,
Convertible
240,000 3.625%,  4/15/2029 277,320
NuStar Logistics, LP
359,000 6.375%,  10/1/2030 363,052
Occidental Petroleum Corporation
204,000 5.000%,  8/1/2027 203,747
330,000 8.875%,  7/15/2030 379,428
ONEOK, Inc.
344,000 5.700%,  11/1/2054 331,694
157,000 5.650%,  11/1/2028 161,222
246,000 4.750%,  10/15/2031 240,223
Ovintiv, Inc.
201,000 5.650%,  5/15/2028 203,803
PBF Holding Company, LLC/PBF
Finance Corporation
281,000 6.000%,  2/15/2028 272,735
Permian Resources Operating,
LLC, Convertible
87,000 3.250%,  4/1/2028 206,912
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 156,681
Plains All American Pipeline, LP
101,000
9.490%,  (TSFR3M +
4.372%), 12/2/2024
b,i
100,333
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 313,512
Prairie Acquiror, LP
295,000 9.000%,  8/1/2029
a
299,082

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Energy  4.2% - continued
Precision Drilling Corporation
$ 211,000 6.875%,  1/15/2029
a
$ 209,932
Range Resources Corporation
299,000 4.750%,  2/15/2030
a
281,506
Rockies Express Pipeline, LLC
462,000 4.950%,  7/15/2029
a
433,992
Saturn Oil & Gas, Inc.
209,625 9.625%,  6/15/2029
a
207,012
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
a
91,211
SM Energy Company
220,000 6.500%,  7/15/2028 219,379
127,000 7.000%,  8/1/2032
a
125,970
South Bow USA Infrastructure
Holdings, LLC
122,000 5.584%,  10/1/2034
a
120,557
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
180,000 5.875%,  3/1/2027 179,754
Suncor Energy, Inc.
160,000 7.150%,  2/1/2032 177,600
Sunoco, LP
541,000 7.000%,  5/1/2029
a
558,084
Sunoco, LP/Sunoco Finance
Corporation
246,000 5.875%,  3/15/2028 245,434
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
638,000 5.500%,  1/15/2028
a
612,720
269,000 7.375%,  2/15/2029
a
269,886
Talos Production, Inc.
192,000 9.000%,  2/1/2029
a
197,747
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 344,466
Teine Energy, Ltd.
350,000 6.875%,  4/15/2029
a
344,239
TGNR Intermediate Holdings, LLC
396,000 5.500%,  10/15/2029
a
373,849
TotalEnergies Capital SA
489,000 5.488%,  4/5/2054 485,839
TransCanada Trust
342,000 5.875%,  8/15/2076
b
340,771
Transocean, Inc.
154,700 8.750%,  2/15/2030
a
160,294
UGI Corporation, Convertible
103,000 5.000%,  6/1/2028
a
106,708
USA Compression Partners, LP/
USA Compression Finance
Corporation
315,000 7.125%,  3/15/2029
a
320,825
Valaris, Ltd.
377,000 8.375%,  4/30/2030
a
382,504
Venture Global Calcasieu Pass,
LLC
262,000 3.875%,  8/15/2029
a
241,576
275,000 4.125%,  8/15/2031
a
250,645
Venture Global LNG, Inc.
667,000 8.125%,  6/1/2028
a
692,201
Principal
Amount Long-Term Fixed Income  81.7% Value
Energy  4.2% - continued
$ 328,000 9.000%,  9/30/2029
a,b,i
$ 327,975
759,000 8.375%,  6/1/2031
a
788,362
360,000 9.875%,  2/1/2032
a
392,950
Viridien SA
90,000 8.750%,  4/1/2027
a
86,979
Williams Companies, Inc.
370,000 4.900%,  3/15/2029 369,451
147,000 2.600%,  3/15/2031 127,314
Total 34,917,271
Financials  11.8%
Acrisure, LLC/Acrisure Finance,
Inc.
127,000 4.250%,  2/15/2029
a
119,425
180,000 7.500%,  11/6/2030
a
183,031
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
160,000 6.950%,  3/10/2055
b
164,928
220,000 6.500%,  7/15/2025 221,953
150,000 6.100%,  1/15/2027 153,865
243,000 5.750%,  6/6/2028 249,328
384,000 3.000%,  10/29/2028 356,456
Agree, LP
163,000 5.625%,  6/15/2034 165,599
Air Lease Corporation
133,000 2.300%,  2/1/2025 132,043
48,000 3.375%,  7/1/2025 47,520
472,000 4.650%,  6/15/2026
b,i
457,759
147,000 3.125%,  12/1/2030 131,536
Aircastle, Ltd.
300,000 5.250%,  6/15/2026
a,b,i
294,919
147,000 2.850%,  1/26/2028
a
136,246
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
178,000 4.250%,  10/15/2027
a
168,818
408,000 6.750%,  4/15/2028
a
409,922
258,000 7.000%,  1/15/2031
a
259,737
Ally Financial, Inc.
469,000 4.700%,  5/15/2026
b,i
421,920
541,000 8.000%,  11/1/2031 601,947
280,000 6.700%,  2/14/2033 281,182
American Express Company
320,000 3.550%,  9/15/2026
b,i
302,895
320,000 6.338%,  10/30/2026
b
324,470
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 131,371
American International Group, Inc.
317,000 5.125%,  3/27/2033 316,865
AmWINS Group, Inc.
147,000 6.375%,  2/15/2029
a
147,725
437,000 4.875%,  6/30/2029
a
411,304
Aon North America, Inc.
328,000 5.750%,  3/1/2054 331,933
Apollo Debt Solutions BDC
300,000 6.700%,  7/29/2031
a,f
304,236
Ares Capital Corporation
70,000 4.250%,  3/1/2025 69,748
371,000 2.150%,  7/15/2026 351,883
194,000 5.875%,  3/1/2029 195,408
Ares Strategic Income Fund
265,000 5.600%,  2/15/2030
a
258,592

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
Arthur J. Gallagher & Company
$ 246,000 5.750%,  7/15/2054 $ 247,549
Assurant, Inc.
239,000 6.100%,  2/27/2026 240,948
Aviation Capital Group, LLC
142,000 4.875%,  10/1/2025
a
141,712
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
a
304,168
321,000 5.750%,  3/1/2029
a
325,631
Azorra Finance, Ltd.
469,000 7.750%,  4/15/2030
a
463,417
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
a
86,986
Banco Santander SA
82,000 4.750%,  11/12/2026
b,f,i
77,688
200,000 4.175%,  3/24/2028
b
196,162
200,000 6.921%,  8/8/2033 214,942
Bank of America Corporation
250,000 6.100%,  3/17/2025
b,i
249,675
339,000 1.319%,  6/19/2026
b
331,089
735,000 1.197%,  10/24/2026
b
709,074
365,000 6.125%,  4/27/2027
b,i
370,754
218,000 1.734%,  7/22/2027
b
206,926
283,000 4.376%,  4/27/2028
b
280,191
442,000 3.593%,  7/21/2028
b
428,164
218,000 4.948%,  7/22/2028
b
218,872
370,000 5.819%,  9/15/2029
b
381,914
824,000 3.974%,  2/7/2030
b
793,024
525,000 2.687%,  4/22/2032
b
455,272
216,000 2.572%,  10/20/2032
b
183,668
275,000 2.972%,  2/4/2033
b
238,574
241,000 5.468%,  1/23/2035
b
244,583
677,000 5.425%,  8/15/2035
b
666,910
140,000 3.846%,  3/8/2037
b
125,473
Bank of Montreal
235,000 5.203%,  2/1/2028 238,746
140,000 3.088%,  1/10/2037
b
117,762
Bank of New York Mellon
Corporation
165,000 6.317%,  10/25/2029
b
174,196
218,000 4.596%,  7/26/2030
b
215,891
165,000 6.474%,  10/25/2034
b
180,277
Bank of Nova Scotia
163,000 4.900%,  6/4/2025
b,i
161,491
Barclays plc
262,000 6.125%,  12/15/2025
b,i
260,567
562,000 2.852%,  5/7/2026
b
555,219
200,000 5.501%,  8/9/2028
b
202,609
223,000 4.972%,  5/16/2029
b
221,961
482,000 4.942%,  9/10/2030
b
476,590
200,000 6.224%,  5/9/2034
b
209,340
160,000 7.119%,  6/27/2034
b
173,497
BlackRock Funding, Inc.
162,000 5.250%,  3/14/2054 159,527
Blue Owl Capital Corporation II
163,000 8.450%,  11/15/2026 169,713
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 203,808
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
a
71,722
Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
$ 221,000 3.750%,  6/17/2026
a
$ 211,903
Blue Owl Technology Finance
Corporation II
80,000 6.750%,  4/4/2029
a
79,607
BNP Paribas SA
199,000 2.819%,  11/19/2025
a,b
198,764
200,000 3.132%,  1/20/2033
a,b
173,984
BPCE SA
133,000 2.375%,  1/14/2025
a
132,300
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 223,091
Burford Capital Global Finance,
LLC
427,000 9.250%,  7/1/2031
a
457,338
Camden Property Trust
187,000 4.900%,  1/15/2034 183,001
Canadian Imperial Bank of
Commerce
197,000 5.926%,  10/2/2026 201,568
Capital One Financial Corporation
132,000 3.950%,  9/1/2026
b,i
124,220
206,000 3.273%,  3/1/2030
b
191,009
Capital One NA
199,000 2.280%,  1/28/2026
b
197,516
Castlelake Aviation Finance DAC
193,000 5.000%,  4/15/2027
a
194,125
Centene Corporation
637,000 3.000%,  10/15/2030 551,738
323,000 2.625%,  8/1/2031 268,774
Charles Schwab Corporation
469,000 5.375%,  6/1/2025
b,i
466,576
324,000 0.900%,  3/11/2026 307,851
304,000 4.000%,  6/1/2026
b,i
291,748
200,000 2.000%,  3/20/2028 183,627
158,000 6.136%,  8/24/2034
b
167,640
Citibank NA
250,000 5.570%,  4/30/2034 257,420
Citigroup, Inc.
235,000 4.000%,  12/10/2025
b,i
228,682
320,000 3.875%,  2/18/2026
b,i
309,267
522,000 1.122%,  1/28/2027
b
498,368
974,000 1.462%,  6/9/2027
b
923,534
285,000 3.070%,  2/24/2028
b
274,327
145,000 7.375%,  5/15/2028
b,f,i
151,617
303,000 7.625%,  11/15/2028
b,i
322,397
589,000 4.075%,  4/23/2029
b
573,126
128,000 7.125%,  8/15/2029
b,i
131,506
156,000 6.174%,  5/25/2034
b
161,662
225,000 7.000%,  8/15/2034
b,i
238,122
Citizens Financial Group, Inc.
272,000 4.000%,  10/6/2026
b,i
257,816
195,000 5.718%,  7/23/2032
b
196,846
CNA Financial Corporation
341,000 5.125%,  2/15/2034 337,545
Coinbase Global, Inc., Convertible
310,000 0.500%,  6/1/2026 301,940
260,000 0.250%,  4/1/2030
a,f
235,430
Comerica, Inc.
100,000 5.625%,  7/1/2025
b,i
98,780
92,000 5.982%,  1/30/2030
b
93,208

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
Commonwealth Bank of Australia
$ 177,000 2.688%,  3/11/2031
a
$ 152,808
Constellation Insurance, Inc.
80,000 6.800%,  1/24/2030
a
78,889
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
a,b
131,624
COPT Defense Properties, LP
292,000 2.250%,  3/15/2026 280,849
COPT Defense Properties, LP,
Convertible
60,000 5.250%,  9/15/2028
a
71,670
Corebridge Financial, Inc.
320,000 6.375%,  9/15/2054
b
318,612
218,000 6.875%,  12/15/2052
b
223,137
161,000 6.050%,  9/15/2033 167,107
147,000 5.750%,  1/15/2034 150,486
Credit Acceptance Corporation
334,000 9.250%,  12/15/2028
a
353,425
Credit Agricole SA
147,000 3.250%,  1/14/2030
a
133,478
Credit Suisse Group AG
138,000 7.250%,  N/A
*,j
13,800
222,000 7.500%,  N/A
*,j
22,200
Deutsche Bank AG/New York, NY
502,000 2.129%,  11/24/2026
b
486,346
280,000 2.311%,  11/16/2027
b
264,927
230,000 6.819%,  11/20/2029
b
242,445
209,000 3.742%,  1/7/2033
b
179,969
Discover Bank
295,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
301,021
Discover Financial Services
72,000 6.700%,  11/29/2032 77,460
Diversified Healthcare Trust
214,000 Zero Coupon,  1/15/2026
a
197,117
Drawbridge Special Opportunities
Fund, LP
628,000 3.875%,  2/15/2026
a
608,645
Elevance Health, Inc.
322,000 5.650%,  6/15/2054 320,896
452,000 2.550%,  3/15/2031 392,072
Encore Capital Group, Inc.
93,000 9.250%,  4/1/2029
a
99,022
Encore Capital Group, Inc.,
Convertible
180,000 4.000%,  3/15/2029 177,030
Extra Space Storage, LP
180,000 5.900%,  1/15/2031 186,498
144,000 2.400%,  10/15/2031 120,487
Fairfax Financial Holdings, Ltd.
245,000 6.350%,  3/22/2054 254,875
Federal Realty OP, LP, Convertible
101,000 3.250%,  1/15/2029
a
103,424
Fifth Third Bancorp
253,000 4.500%,  9/30/2025
b,i
249,209
145,000 4.772%,  7/28/2030
b
142,736
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 392,126
FirstCash, Inc.
448,000 5.625%,  1/1/2030
a
434,931
Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
Five Corners Funding Trust III
$ 220,000 5.791%,  2/15/2033
a
$ 228,846
Fortress Transportation and
Infrastructure Investors, LLC
188,000 5.500%,  5/1/2028
a
184,308
333,000 7.000%,  5/1/2031
a
342,462
257,000 7.000%,  6/15/2032
a
263,683
Freedom Mortgage Corporation
175,000 7.625%,  5/1/2026
a
175,630
Freedom Mortgage Holdings, LLC
418,000 9.250%,  2/1/2029
a
428,082
179,000 9.125%,  5/15/2031
a
181,321
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 142,072
146,000 2.625%,  1/15/2027 136,999
GGAM Finance, Ltd.
167,000 7.750%,  5/15/2026
a
169,934
185,000 8.000%,  6/15/2028
a
195,041
12,000 6.875%,  4/15/2029
a
12,229
492,000 5.875%,  3/15/2030
a
485,235
Global Aircraft Leasing Company,
Ltd.
534,000 8.750%,  9/1/2027
a
551,802
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
542,000 3.750%,  12/15/2027
a
497,068
goeasy, Ltd.
285,000 9.250%,  12/1/2028
a
303,900
185,000 7.625%,  7/1/2029
a
189,998
135,000 6.875%,  5/15/2030
a,c
137,144
Goldman Sachs BDC, Inc.
177,000 6.375%,  3/11/2027 180,893
Goldman Sachs Group, Inc.
235,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2025
b,i
235,934
206,000 0.855%,  2/12/2026
b
203,411
330,000 3.650%,  8/10/2026
b,i
314,089
300,000 4.125%,  11/10/2026
b,i
287,267
429,000 1.948%,  10/21/2027
b
405,608
141,000 2.640%,  2/24/2028
b
134,346
573,000 3.615%,  3/15/2028
b
557,339
284,000 4.482%,  8/23/2028
b
281,831
294,000 3.814%,  4/23/2029
b
283,417
148,000 3.800%,  3/15/2030 140,056
148,000 2.615%,  4/22/2032
b
127,409
146,000 2.383%,  7/21/2032
b
123,068
147,000 6.125%,  11/10/2034
b,f,i
145,803
354,000 5.330%,  7/23/2035
b
353,602
555,000 5.016%,  10/23/2035
b
541,905
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 135,013
136,000
7.505%,  (TSFR3M +
2.387%), 2/12/2047
a,b
126,279
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
13,000 Zero Coupon,  5/1/2025
a
13,819
78,000 3.750%,  8/15/2028
a
108,732
Health Care Service Corporation
301,000 5.450%,  6/15/2034
a
301,838
HSBC Holdings plc
148,000 2.633%,  11/7/2025
b
147,935

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
$ 162,000 1.645%,  4/18/2026
b
$ 159,439
200,000 6.161%,  3/9/2029
b
206,937
413,000 4.583%,  6/19/2029
b
406,114
176,000 2.804%,  5/24/2032
b
151,824
HUB International, Ltd.
521,000 7.250%,  6/15/2030
a
538,413
Huntington Bancshares, Inc./OH
146,000 4.450%,  10/15/2027
b,i
139,587
440,000 5.709%,  2/2/2035
b
445,068
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
299,000 6.250%,  5/15/2026 293,883
728,000 5.250%,  5/15/2027 678,213
187,000 9.750%,  1/15/2029 186,859
ING Groep NV
292,000 1.726%,  4/1/2027
b
279,313
200,000 6.083%,  9/11/2027
b
204,355
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 204,624
Intesa Sanpaolo SPA
224,000 4.198%,  6/1/2032
a,b
196,135
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 182,745
J.P. Morgan Chase & Company
344,000 4.600%,  2/1/2025
b,i
342,350
273,000 4.000%,  4/1/2025
b,i
268,745
285,000 3.650%,  6/1/2026
b,i
275,830
471,000 1.045%,  11/19/2026
b
452,386
294,000 1.578%,  4/22/2027
b
280,522
265,000 2.947%,  2/24/2028
b
254,404
442,000 4.005%,  4/23/2029
b
430,197
146,000 2.069%,  6/1/2029
b
132,689
589,000 4.493%,  3/24/2031
b
576,932
141,000 2.963%,  1/25/2033
b
123,144
147,000 4.912%,  7/25/2033
b
145,544
142,000 5.717%,  9/14/2033
b
146,202
172,000 5.350%,  6/1/2034
b
173,982
159,000 6.254%,  10/23/2034
b
170,858
81,000 5.336%,  1/23/2035
b
81,698
273,000 5.766%,  4/22/2035
b
284,120
J.P. Morgan Chase Bank NA
365,000 5.110%,  12/8/2026 369,291
Jane Street Group/JSG Finance,
Inc.
292,000 4.500%,  11/15/2029
a
276,280
113,000 7.125%,  4/30/2031
a
117,128
188,000 6.125%,  11/1/2032
a
188,122
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
151,000 5.000%,  8/15/2028
a
139,288
274,000 6.625%,  10/15/2031
a
272,856
Jefferson Capital Holdings, LLC
147,000 6.000%,  8/15/2026
a
146,491
368,000 9.500%,  2/15/2029
a
391,426
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 207,211
300,000 5.000%,  1/26/2033 289,494
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 240,048
114,000 6.250%,  1/15/2036 114,936
Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
Kite Realty Group, LP, Convertible
$ 7,000 0.750%,  4/1/2027
a
$ 7,655
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
185,000 4.250%,  2/1/2027
a
179,124
490,000 4.750%,  6/15/2029
a
466,835
Liberty Mutual Group, Inc.
101,000 4.125%,  12/15/2051
a,b
95,309
Lincoln National Corporation
235,000
7.721%,  (TSFR3M +
2.619%), 11/18/2024
b
188,588
Lloyds Banking Group plc
806,000 1.627%,  5/11/2027
b
766,634
M&T Bank Corporation
427,000 3.500%,  9/1/2026
b,i
388,488
Macquarie Airfinance Holdings,
Ltd.
236,000 6.400%,  3/26/2029
a
243,197
197,000 5.150%,  3/17/2030
a
192,820
89,000 6.500%,  3/26/2031
a
92,457
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
a,b
275,416
Manufacturers & Traders Trust
Company
313,000 4.700%,  1/27/2028 310,110
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 128,896
MetLife, Inc.
420,000 3.850%,  9/15/2025
b,i
410,998
220,000 5.875%,  3/15/2028
b,f,i
221,280
292,000 6.400%,  12/15/2036 304,832
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
a
260,372
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 290,144
Mitsubishi UFJ Financial Group,
Inc.
290,000 1.538%,  7/20/2027
b
274,798
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
b
402,586
288,000 2.564%,  9/13/2031 242,655
158,000 5.748%,  7/6/2034
b
163,559
Molina Healthcare, Inc.
487,000 4.375%,  6/15/2028
a
467,258
127,000 3.875%,  5/15/2032
a
112,586
Morgan Stanley
100,000 2.630%,  2/18/2026
b
99,226
294,000 2.188%,  4/28/2026
b
289,871
251,000 0.985%,  12/10/2026
b
240,418
294,000 1.593%,  5/4/2027
b
280,288
290,000 1.512%,  7/20/2027
b
274,404
102,000 5.123%,  2/1/2029
b
102,820
1,041,000 3.622%,  4/1/2031
b
974,238
141,000 2.943%,  1/21/2033
b
122,500
146,000 4.889%,  7/20/2033
b
143,670
155,000 5.250%,  4/21/2034
b
155,231
181,000 5.424%,  7/21/2034
b
182,866
129,000 5.831%,  4/19/2035
b
134,072
284,000 2.484%,  9/16/2036
b
231,591

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
MPT Operating Partnership, LP/
MPT Finance Corporation
$ 844,000 4.625%,  8/1/2029
f
$ 656,389
Nasdaq, Inc.
167,000 5.350%,  6/28/2028 170,492
Nationstar Mortgage Holdings,
Inc.
91,000 5.500%,  8/15/2028
a
88,796
283,000 5.125%,  12/15/2030
a
264,938
NatWest Group plc
147,000 4.892%,  5/18/2029
b
146,024
220,000 3.754%,  11/1/2029
b
220,000
425,000 6.475%,  6/1/2034
b
439,540
Navient Corporation
108,000 5.000%,  3/15/2027 106,174
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
117,000 4.500%,  9/30/2028
a
107,759
New Mountain Finance
Corporation, Convertible
25,000 7.500%,  10/15/2025 25,094
New York Life Global Funding
159,000 4.550%,  1/28/2033
a
155,133
168,000 5.000%,  1/9/2034
a
168,154
Nippon Life Insurance Company
700,000 5.950%,  4/16/2054
a,b
717,579
NNN REIT, Inc.
147,000 2.500%,  4/15/2030 129,243
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 196,408
269,000 5.783%,  7/3/2034 274,184
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 148,025
147,000 3.375%,  2/1/2031 130,812
OneMain Finance Corporation
693,000 3.500%,  1/15/2027 661,384
875,000 3.875%,  9/15/2028 806,490
Panther Escrow Issuer, LLC
518,000 7.125%,  6/1/2031
a
530,370
Park Intermediate Holdings, LLC
489,000 4.875%,  5/15/2029
a
465,771
Pebblebrook Hotel Trust,
Convertible
365,000 1.750%,  12/15/2026 331,311
Pine Street Trust III
113,000 6.223%,  5/15/2054
a
117,192
PNC Bank NA
148,000 2.700%,  10/22/2029 132,443
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,f,i
197,638
169,000 5.582%,  6/12/2029
b
172,720
290,000 6.250%,  3/15/2030
b,i
290,318
170,000 6.875%,  10/20/2034
b
188,928
PRA Group, Inc.
281,000 8.375%,  2/1/2028
a
288,940
Prologis Targeted US Logistics
Fund, LP
265,000 5.250%,  4/1/2029
a
268,582
162,000 5.250%,  1/15/2035
a
160,367
Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
Prologis, LP
$ 192,000 5.250%,  3/15/2054 $ 185,130
Provident Financing Trust I
108,000 7.405%,  3/15/2038 116,212
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
b
136,257
217,000 6.750%,  3/1/2053
b
230,525
553,000 6.500%,  3/15/2054
b
576,833
100,000 3.700%,  10/1/2050
b
90,718
Realty Income Corporation
147,000 4.875%,  6/1/2026 147,388
329,000 3.200%,  1/15/2027 318,978
173,000 3.950%,  8/15/2027 170,412
Redwood Trust, Inc., Convertible
19,000 7.750%,  6/15/2027 18,772
Regency Centers, LP
243,000 5.250%,  1/15/2034 244,520
Regions Financial Corporation
160,000 2.250%,  5/18/2025 157,638
235,000 5.750%,  6/15/2025
b,f,i
234,255
Reinsurance Group of America,
Inc.
157,000 6.000%,  9/15/2033 163,811
267,000 5.750%,  9/15/2034 272,118
Rexford Industrial Realty, LP,
Convertible
116,000 4.375%,  3/15/2027
a
115,420
94,000 4.125%,  3/15/2029
a,f
93,906
RGA Global Funding
188,000 5.500%,  1/11/2031
a
191,747
RHP Hotel Properties, LP/RHP
Finance Corporation
90,000 4.750%,  10/15/2027 88,098
182,000 4.500%,  2/15/2029
a
174,254
RLJ Lodging Trust, LP
166,000 4.000%,  9/15/2029
a
149,612
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
435,000 3.625%,  3/1/2029
a
400,672
388,000 3.875%,  3/1/2031
a
345,576
262,000 4.000%,  10/15/2033
a
225,964
Ryan Specialty, LLC
95,000 4.375%,  2/1/2030
a
90,056
67,000 5.875%,  8/1/2032
a
66,776
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
b
129,172
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
270,732
Service Properties Trust
188,000 5.500%,  12/15/2027 178,026
240,000 8.375%,  6/15/2029 234,543
285,000 8.625%,  11/15/2031
a
301,195
Simon Property Group, LP
244,000 2.650%,  7/15/2030 217,784
164,000 6.250%,  1/15/2034 176,563
SLM Corporation
180,000 4.200%,  10/29/2025 176,689
Societe Generale SA
165,000 1.488%,  12/14/2026
a,b
157,968
188,000 10.000%,  11/14/2028
a,b,i
200,320
240,000 8.500%,  3/25/2034
a,b,i
240,036

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
Standard Chartered plc
$ 200,000 2.608%,  1/12/2028
a,b
$ 189,961
205,000 5.688%,  5/14/2028
a,b
207,801
Starwood Property Trust, Inc.,
Convertible
234,000 6.750%,  7/15/2027 248,223
State Street Corporation
141,000 6.700%,  3/15/2029
b,i
145,161
138,000 4.421%,  5/13/2033
b
133,260
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,b
286,353
Sumitomo Mitsui Financial Group,
Inc.
200,000 2.174%,  1/14/2027 189,501
550,000 5.716%,  9/14/2028 567,176
221,000 2.142%,  9/23/2030 188,146
200,000 5.766%,  1/13/2033 208,675
Summit Hotel Properties, Inc.,
Convertible
175,000 1.500%,  2/15/2026 164,430
Synchrony Financial
151,000 5.935%,  8/2/2030
b,f
153,386
188,000 7.250%,  2/2/2033 192,490
Synovus Bank
155,000 5.625%,  2/15/2028 154,157
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
168,585
350,000 5.264%,  12/11/2026 354,561
246,000 5.523%,  7/17/2028 251,606
138,000 4.456%,  6/8/2032 132,504
177,000 5.146%,  9/10/2034
b
173,403
Truist Bank
147,000 2.250%,  3/11/2030 126,707
Truist Financial Corporation
330,000 6.047%,  6/8/2027
b
336,187
121,000 1.887%,  6/7/2029
b
108,819
520,000 5.100%,  3/1/2030
b,i
504,733
345,000 5.153%,  8/5/2032
b
342,466
234,000 5.711%,  1/24/2035
b
238,238
U.S. Bancorp
218,000 4.548%,  7/22/2028
b
216,690
82,000 5.836%,  6/12/2034
b
84,790
224,000 5.678%,  1/23/2035
b
229,610
UBS Group AG
409,000 4.875%,  2/12/2027
a,b,i
387,875
269,000 3.869%,  1/12/2029
a,b
260,167
200,000 5.699%,  2/8/2035
a,b
204,833
200,000 5.379%,  9/6/2045
a,b
195,934
UDR, Inc.
296,000 3.000%,  8/15/2031 262,621
UniCredit SPA
181,000 5.861%,  6/19/2032
a,b
180,350
United Wholesale Mortgage, LLC
494,000 5.500%,  4/15/2029
a
471,128
UnitedHealth Group, Inc.
486,000 5.375%,  4/15/2054 477,769
283,000 4.200%,  5/15/2032 271,852
USB Realty Corporation
241,000
6.065%,  (TSFR3M +
1.409%), 1/15/2027
a,b,i
188,209
Principal
Amount Long-Term Fixed Income  81.7% Value
Financials  11.8% - continued
Ventas Realty, LP, Convertible
$ 140,000 3.750%,  6/1/2026 $ 172,970
Vornado Realty, LP
135,000 3.400%,  6/1/2031 114,912
Wells Fargo & Company
594,000 3.900%,  3/15/2026
b,i
575,279
346,000 2.188%,  4/30/2026
b
341,010
138,000 3.526%,  3/24/2028
b
133,942
294,000 3.584%,  5/22/2028
b
285,035
218,000 4.808%,  7/25/2028
b
217,760
289,000 7.625%,  9/15/2028
b,i
310,615
649,000 4.478%,  4/4/2031
b
633,638
108,000 5.389%,  4/24/2034
b
108,734
157,000 5.557%,  7/25/2034
b
159,656
166,000 6.491%,  10/23/2034
b
179,369
636,000 5.499%,  1/23/2035
b
645,051
Welltower OP, LLC, Convertible
287,000 2.750%,  5/15/2028
a
412,132
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
209,227
Willis North America, Inc.
164,000 5.900%,  3/5/2054 164,679
295,000 4.500%,  9/15/2028 290,528
XHR, LP
210,000 4.875%,  6/1/2029
a
197,117
Total 98,862,848
Foreign Government  0.1%
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
a
230,988
Saudi Arabian Oil Company
250,000 5.750%,  7/17/2054
a
241,188
Total 472,176
Mortgage-Backed Securities  10.8%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
463,337 2.000%,  1/1/2052 372,883
3,584,344 2.500%,  5/1/2051 3,004,024
1,875,534 3.500%,  5/1/2052 1,690,201
1,344,645 4.000%,  5/1/2052 1,252,684
3,190,759 5.000%,  7/1/2053 3,121,835
230,293 5.000%,  8/1/2053 226,026
1,054,472 5.500%,  9/1/2053 1,056,121
870,128 3.500%,  9/1/2047 791,192
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,248,253 2.500%,  7/1/2030 1,189,284
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,005,762 3.500%,  5/1/2040 942,421
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,048,053 3.000%,  1/1/2052 2,650,884
234,154 2.000%,  2/1/2051 188,498
369,600 2.000%,  2/1/2051 297,534
1,652,339 2.500%,  2/1/2051 1,367,894
3,145,270 2.000%,  3/1/2051 2,499,092

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Mortgage-Backed Securities  10.8% -
continued
$ 4,174,803 4.000%,  3/1/2051 $ 3,901,848
3,257,424 3.000%,  3/1/2052 2,813,292
2,570,812 2.000%,  4/1/2051 2,042,653
1,956,326 3.000%,  4/1/2051 1,701,275
2,017,136 3.000%,  5/1/2050 1,769,170
437,719 2.000%,  5/1/2051 350,397
204,915 3.000%,  6/1/2050 181,065
1,266,901 4.000%,  6/1/2052 1,172,605
1,368,235 5.000%,  6/1/2053 1,340,554
2,393,857 2.500%,  7/1/2051 2,018,694
240,504 3.500%,  7/1/2051 218,079
3,510,853 4.000%,  7/1/2052 3,249,735
825,121 3.500%,  8/1/2050 750,010
1,697,480 3.500%,  8/1/2052 1,520,324
4,549,925 4.500%,  8/1/2052 4,337,941
301,621 5.000%,  8/1/2053 295,519
1,704,021 3.500%,  9/1/2052 1,538,145
499,600 3.500%,  9/1/2052 451,107
276,105 5.000%,  9/1/2052 269,532
3,476,287 4.500%,  9/1/2053 3,313,052
1,236,495 4.500%,  9/1/2053 1,183,276
2,285,340 4.000%,  10/1/2052 2,121,849
423,278 2.000%,  11/1/2051 339,911
644,672 3.500%,  11/1/2052 582,873
1,775,022 2.000%,  12/1/2050 1,421,732
3,295,648 4.500%,  12/1/2052 3,156,985
800,000 5.500%,  11/1/2040
c
792,399
8,500,000 3.000%,  11/1/2047
c
7,316,687
1,019,715 3.500%,  12/1/2047 927,222
2,200,000 4.000%,  11/1/2048
c
2,032,429
5,025,000 4.500%,  11/1/2048
c
4,770,258
3,675,000 5.000%,  11/1/2048
c
3,570,743
5,300,000 3.500%,  11/1/2049
c
4,737,918
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,016,625 2.500%,  3/1/2062 1,622,792
1,166,414 3.500%,  7/1/2061 1,024,281
1,168,701 4.000%,  12/1/2061 1,071,655
Total 90,558,580
Technology  3.2%
Accenture Capital, Inc.
124,000 4.250%,  10/4/2031 120,185
299,000 4.500%,  10/4/2034 289,020
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 130,171
Akamai Technologies, Inc.,
Convertible
208,000 0.125%,  5/1/2025 231,504
104,000 0.375%,  9/1/2027 106,912
174,000 1.125%,  2/15/2029 175,653
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 60,996
Apple, Inc.
227,000 1.650%,  2/8/2031 192,777
799,000 3.750%,  9/12/2047 648,661
Automatic Data Processing, Inc.
422,000 4.450%,  9/9/2034 408,250
Block, Inc.
190,000 3.500%,  6/1/2031 168,426
793,000 6.500%,  5/15/2032
a
807,088
Principal
Amount Long-Term Fixed Income  81.7% Value
Technology  3.2% - continued
Block, Inc., Convertible
$ 270,000 0.250%,  11/1/2027 $ 232,659
Boost Newco Borrower, LLC
525,000 7.500%,  1/15/2031
a
553,465
Broadcom, Inc.
137,000 4.000%,  4/15/2029
a
132,172
172,000 4.800%,  10/15/2034 166,332
Cadence Design Systems, Inc.
157,000 4.700%,  9/10/2034 153,191
Central Parent, Inc./CDK Global,
Inc.
185,000 7.250%,  6/15/2029
a
185,700
Cisco Systems, Inc.
325,000 5.350%,  2/26/2064 326,168
Clarivate Science Holdings
Corporation
198,000 3.875%,  7/1/2028
a
186,866
Cloud Software Group, Inc.
1,109,000 6.500%,  3/31/2029
a
1,083,009
Consensus Cloud Solutions, Inc.
92,000 6.000%,  10/15/2026
a
90,996
CoreLogic, Inc.
111,000 4.500%,  5/1/2028
a
104,231
CSG Systems International, Inc.,
Convertible
257,000 3.875%,  9/15/2028 253,145
Dayforce, Inc., Convertible
343,000 0.250%,  3/15/2026 324,307
Dell International, LLC/EMC
Corporation
99,000 5.300%,  10/1/2029 100,661
Dell, Inc.
231,000 6.500%,  4/15/2038 246,165
Dye & Durham, Ltd.
278,000 8.625%,  4/15/2029
a
294,695
Fiserv, Inc.
341,000 5.350%,  3/15/2031 348,786
80,000 5.600%,  3/2/2033 82,232
341,000 5.450%,  3/15/2034 346,104
304,000 5.150%,  8/12/2034 302,095
Gen Digital, Inc.
16,000 6.750%,  9/30/2027
a
16,275
220,000 7.125%,  9/30/2030
a,f
227,680
Global Payments, Inc.
192,000 5.950%,  8/15/2052 192,444
64,000 2.650%,  2/15/2025 63,534
213,000 4.950%,  8/15/2027 213,968
147,000 3.200%,  8/15/2029 135,284
Global Payments, Inc., Convertible
283,000 1.500%,  3/1/2031
a
269,841
Hewlett Packard Enterprise
Company
265,000 4.850%,  10/15/2031 259,730
IBM International Capital Private,
Ltd.
250,000 5.300%,  2/5/2054 239,375
II-VI, Inc.
170,000 5.000%,  12/15/2029
a
163,081
InterDigital, Inc., Convertible
244,000 3.500%,  6/1/2027 479,826

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Technology  3.2% - continued
Iron Mountain, Inc.
$ 122,000 4.875%,  9/15/2027
a
$ 119,906
655,000 5.000%,  7/15/2028
a
638,287
485,000 4.875%,  9/15/2029
a
467,081
13,000 5.250%,  7/15/2030
a
12,569
618,000 4.500%,  2/15/2031
a
573,834
Jabil, Inc.
155,000 5.450%,  2/1/2029 156,844
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 130,016
Mastercard, Inc.
137,000 2.000%,  11/18/2031 115,461
160,000 4.875%,  5/9/2034 160,033
Microchip Technology, Inc.
117,000 5.050%,  3/15/2029 117,427
Microchip Technology, Inc.,
Convertible
222,000 0.750%,  6/1/2030
a
213,675
MKS Instruments, Inc., Convertible
480,000 1.250%,  6/1/2030
a
461,520
Moody's Corporation
141,000 4.250%,  8/8/2032 134,965
NCR Atleos Corporation
148,000 9.500%,  4/1/2029
a
162,890
NCR Voyix Corporation
272,000 5.000%,  10/1/2028
a
261,655
149,000 5.125%,  4/15/2029
a
142,397
Neptune Bidco US, Inc.
704,000 9.290%,  4/15/2029
a
657,908
Newfold Digital Holdings Group,
Inc.
111,000 11.750%,  10/15/2028
a
109,472
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 69,182
147,000 4.300%,  6/18/2029 142,977
ON Semiconductor Corporation,
Convertible
215,000 Zero Coupon,  5/1/2027 306,913
181,000 0.500%,  3/1/2029 180,692
Open Text Corporation
285,000 3.875%,  12/1/2029
a
260,008
Open Text Holdings, Inc.
645,000 4.125%,  2/15/2030
a
592,139
Oracle Corporation
356,000 5.375%,  9/27/2054 338,697
556,000 6.900%,  11/9/2052 639,492
141,000 6.150%,  11/9/2029 149,167
494,000 2.950%,  4/1/2030 448,210
208,000 6.250%,  11/9/2032 223,148
PayPal Holdings, Inc.
322,000 5.500%,  6/1/2054
f
325,308
Pitney Bowes, Inc.
92,000 6.875%,  3/15/2027
a
91,020
Progress Software Corporation,
Convertible
99,000 1.000%,  4/15/2026 118,058
51,000 3.500%,  3/1/2030
a
59,960
RingCentral, Inc.
485,000 8.500%,  8/15/2030
a
512,945
Principal
Amount Long-Term Fixed Income  81.7% Value
Technology  3.2% - continued
Rocket Software, Inc.
$ 222,000 9.000%,  11/28/2028
a
$ 231,259
S&P Global, Inc.
138,000 2.900%,  3/1/2032 121,550
Salesforce.com, Inc.
421,000 1.950%,  7/15/2031 356,274
Seagate HDD Cayman
356,220 9.625%,  12/1/2032 405,976
Semtech Corporation, Convertible
163,000 1.625%,  11/1/2027
f
224,859
Sensata Technologies BV
184,000 4.000%,  4/15/2029
a
172,058
Sensata Technologies, Inc.
104,000 3.750%,  2/15/2031
a
92,821
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
a
147,491
SK Hynix, Inc.
300,000 5.500%,  1/16/2027
a
302,626
SS&C Technologies, Inc.
338,000 5.500%,  9/30/2027
a
336,657
Texas Instruments, Inc.
167,000 5.150%,  2/8/2054 163,607
UKG, Inc.
187,000 6.875%,  2/1/2031
a
191,584
Verint Systems, Inc., Convertible
113,000 0.250%,  4/15/2026 104,186
Verisk Analytics, Inc.
449,000 5.250%,  6/5/2034 451,546
Viavi Solutions, Inc.
413,000 3.750%,  10/1/2029
a
374,772
Viavi Solutions, Inc., Convertible
80,000 1.625%,  3/15/2026 79,900
Vishay Intertechnology, Inc.,
Convertible
358,000 2.250%,  9/15/2030
f
313,787
VMware, LLC
291,000 1.400%,  8/15/2026 274,289
554,000 4.700%,  5/15/2030 544,186
189,000 2.200%,  8/15/2031 157,851
Western Digital Corporation,
Convertible
375,000 3.000%,  11/15/2028
a
535,500
Xerox Holdings Corporation
45,000 5.000%,  8/15/2025
a,f
44,140
722,000 5.500%,  8/15/2028
a
592,084
Xerox Holdings Corporation,
Convertible
187,000 3.750%,  3/15/2030
a,f
133,425
Xilinx, Inc.
80,000 2.375%,  6/1/2030 70,850
Ziff Davis, Inc., Convertible
161,000 3.625%,  3/1/2028
a,f
153,051
Total 26,783,845
Transportation  0.9%
Air Canada
563,000 3.875%,  8/15/2026
a
544,637

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Transportation  0.9% - continued
Air Transport Services Group, Inc.,
Convertible
$ 173,000 3.875%,  8/15/2029 $ 165,215
American Airlines Group, Inc.
129,000 3.750%,  3/1/2025
a
127,688
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
740,500 5.500%,  4/20/2026
a
738,275
180,319 5.750%,  4/20/2029
a
178,559
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
223,000 5.375%,  3/1/2029
a,f
207,552
Burlington Northern Santa Fe, LLC
161,000 5.500%,  3/15/2055 164,607
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 283,133
DCLI Bidco, LLC
169,000 7.750%,  11/15/2029
a
171,856
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028 269,763
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
110,877 4.500%,  10/20/2025
a
110,342
ERAC USA Finance, LLC
194,000 3.850%,  11/15/2024
a
193,901
334,000 5.200%,  10/30/2034
a
336,821
JetBlue Airways Corporation,
Convertible
261,000 2.500%,  9/1/2029
a,f
296,792
JetBlue Airways Corporation/
JetBlue Loyalty, LP
349,000 9.875%,  9/20/2031
a
362,670
Mileage Plus Holdings, LLC
218,350 6.500%,  6/20/2027
a
220,505
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 224,103
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
a
129,970
195,000 5.750%,  5/24/2026
a
197,212
148,000 1.700%,  6/15/2026
a
140,613
Rand Parent, LLC
391,000 8.500%,  2/15/2030
a,f
390,140
RXO, Inc.
449,000 7.500%,  11/15/2027
a
462,829
Ryder System, Inc.
124,000 2.850%,  3/1/2027 118,640
Southwest Airlines Company
147,000 5.125%,  6/15/2027 148,141
Southwest Airlines Company,
Convertible
274,000 1.250%,  5/1/2025 276,740
Stena International SA
295,000 7.250%,  1/15/2031
a
306,250
United Airlines, Inc.
418,000 4.375%,  4/15/2026
a
410,779
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
113,000 7.875%,  5/1/2027
a
110,002
Principal
Amount Long-Term Fixed Income  81.7% Value
Transportation  0.9% - continued
$ 218,000 6.375%,  2/1/2030
a,f
$ 186,607
Total 7,474,342
U.S. Government & Agencies  5.5%
U.S. Treasury Notes
800,000 4.750%,  7/31/2025 801,992
3,500,000 4.250%,  12/31/2025 3,497,813
5,600,000 4.625%,  6/30/2026 5,636,750
22,600,000 4.375%,  7/31/2026 22,666,211
4,250,000 1.250%,  12/31/2026 3,998,819
5,300,000 4.125%,  7/31/2028 5,292,961
1,150,000 4.125%,  11/15/2032 1,141,285
2,965,000 3.375%,  5/15/2033 2,777,371
600,000 4.500%,  11/15/2033 609,984
Total 46,423,186
Utilities  3.2%
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 136,571
AES Corporation
140,000 7.600%,  1/15/2055
b
145,091
239,000 3.950%,  7/15/2030
a,f
221,836
Algonquin Power & Utilities
Corporation
450,000 4.750%,  1/18/2082
b
421,393
Alliant Energy Corporation,
Convertible
121,000 3.875%,  3/15/2026 125,477
Alpha Generation, LLC
163,000 6.750%,  10/15/2032
a
165,290
Ameren Corporation
148,000 1.750%,  3/15/2028 133,899
American Electric Power
Company, Inc.
192,000 6.950%,  12/15/2054
b
200,961
147,000 2.300%,  3/1/2030 129,068
78,000 5.625%,  3/1/2033 79,647
American Water Capital
Corporation
256,000 5.450%,  3/1/2054 254,723
American Water Capital
Corporation, Convertible
202,000 3.625%,  6/15/2026 203,313
Arizona Public Service Company
162,000 5.550%,  8/1/2033 164,107
Atmos Energy Corporation
175,000 5.000%,  12/15/2054 163,089
Calpine Corporation
593,000 4.500%,  2/15/2028
a
571,150
CenterPoint Energy, Inc.
160,000 7.000%,  2/15/2055
b
163,616
75,000 6.700%,  5/15/2055
b
74,831
182,000 1.450%,  6/1/2026 172,796
220,000 2.650%,  6/1/2031 190,784
CenterPoint Energy, Inc.,
Convertible
169,000 4.250%,  8/15/2026 170,183
CMS Energy Corporation,
Convertible
146,000 3.375%,  5/1/2028 154,979

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Utilities  3.2% - continued
Consolidated Edison Company of
New York, Inc.
$ 482,000 5.700%,  5/15/2054 $ 498,266
Constellation Energy Generation,
LLC
244,000 5.750%,  3/15/2054 245,887
153,000 5.800%,  3/1/2033 159,077
Dominion Energy, Inc.
230,000 6.875%,  2/1/2055
b
240,657
230,000 7.000%,  6/1/2054
b
244,720
210,000 4.350%,  1/15/2027
b,i
203,890
148,000 3.375%,  4/1/2030 137,055
DTE Energy Company
211,000 4.220%,  11/1/2024 211,000
163,000 4.875%,  6/1/2028 163,259
Duke Energy Carolinas, LLC
480,000 5.400%,  1/15/2054 476,666
Duke Energy Corporation
323,000 3.250%,  1/15/2082
b
298,277
272,000 5.800%,  6/15/2054 272,674
273,000 6.450%,  9/1/2054
b
277,470
328,000 2.450%,  6/1/2030 288,375
142,000 4.500%,  8/15/2032 136,477
158,000 5.750%,  9/15/2033 163,925
Duke Energy Corporation,
Convertible
296,000 4.125%,  4/15/2026 311,984
Duke Energy Ohio, Inc.
164,000 5.550%,  3/15/2054 164,728
Edison International
151,000 7.875%,  6/15/2054
b
157,938
183,000 4.950%,  4/15/2025 182,893
240,000 5.000%,  12/15/2026
b,i
233,590
352,000 5.450%,  6/15/2029 357,938
Enel Finance International NV
286,000 1.625%,  7/12/2026
a
271,124
340,000 5.125%,  6/26/2029
a
341,493
Entergy Corporation
148,000 1.900%,  6/15/2028 133,823
Evergy, Inc., Convertible
239,000 4.500%,  12/15/2027
a
258,120
Eversource Energy
299,000 4.600%,  7/1/2027 297,699
Exelon Corporation
663,000 5.600%,  3/15/2053 658,199
147,000 4.050%,  4/15/2030 141,076
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
a
257,919
FirstEnergy Corporation,
Convertible
257,000 4.000%,  5/1/2026 261,883
Georgia Power Company
87,000 4.950%,  5/17/2033 86,760
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
a
142,328
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
a
245,944
Lightning Power, LLC
258,000 7.250%,  8/15/2032
a
268,408
MidAmerican Energy Company
638,000 5.300%,  2/1/2055 629,078
Principal
Amount Long-Term Fixed Income  81.7% Value
Utilities  3.2% - continued
National Rural Utilities Cooperative
Finance Corporation
$ 173,000 4.850%,  2/7/2029 $ 174,187
NextEra Energy Capital Holdings,
Inc.
250,000 3.800%,  3/15/2082
b
235,657
256,000 6.750%,  6/15/2054
b
268,066
161,000 6.051%,  3/1/2025 161,524
147,000 2.250%,  6/1/2030 128,004
NextEra Energy Capital Holdings,
Inc., Convertible
122,000 3.000%,  3/1/2027
a
151,341
NextEra Energy Operating
Partners, LP
655,000 3.875%,  10/15/2026
a
631,442
NextEra Energy Partners, LP,
Convertible
320,000 Zero Coupon,  11/15/2025
a,f
298,240
NiSource, Inc.
162,000 6.375%,  3/31/2055
b
161,696
140,000 6.950%,  11/30/2054
b
143,461
148,000 2.950%,  9/1/2029 135,974
Northern States Power Company/
MN
166,000 5.400%,  3/15/2054 167,231
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
a
131,959
221,000 10.250%,  3/15/2028
a,b,i
243,895
156,000 3.375%,  2/15/2029
a
142,247
230,000 5.250%,  6/15/2029
a
224,756
151,000 6.000%,  2/1/2033
a
150,164
151,000 6.250%,  11/1/2034
a
150,841
NRG Energy, Inc., Convertible
131,000 2.750%,  6/1/2048 288,134
Oncor Electric Delivery Company,
LLC
291,000 5.550%,  6/15/2054
a
294,685
Pacific Gas and Electric Company
164,000 6.750%,  1/15/2053 179,375
341,000 5.550%,  5/15/2029 347,489
323,000 6.950%,  3/15/2034 358,192
PG&E Corporation
71,000 7.375%,  3/15/2055
b
73,337
285,000 5.000%,  7/1/2028 277,974
PG&E Corporation, Convertible
469,000 4.250%,  12/1/2027
a
511,444
Pinnacle West Capital Corporation,
Convertible
49,000 4.750%,  6/15/2027
a
52,455
PPL Capital Funding, Inc.
314,000 5.250%,  9/1/2034 311,507
PPL Capital Funding, Inc.,
Convertible
181,000 2.875%,  3/15/2028 188,964
Public Service Enterprise Group,
Inc.
173,000 5.875%,  10/15/2028 179,516
147,000 1.600%,  8/15/2030 122,578
San Diego Gas & Electric
Company
164,000 5.550%,  4/15/2054 165,540
Sempra
146,000 6.400%,  10/1/2054
b
145,486

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  81.7% Value
Utilities  3.2% - continued
$ 200,000 4.875%,  10/15/2025
b,i
$ 198,319
Southern California Edison
Company
326,000 5.450%,  6/1/2031 334,042
72,000 5.950%,  11/1/2032 76,186
Southern Company
425,000 5.700%,  10/15/2032 444,491
394,000 4.850%,  3/15/2035 383,230
135,000 4.000%,  1/15/2051
b
132,154
396,000 3.750%,  9/15/2051
b
380,674
Southern Company, Convertible
329,000 3.875%,  12/15/2025 367,164
155,000 4.500%,  6/15/2027
a
169,338
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
a
353,823
TerraForm Power Operating, LLC
915,000 5.000%,  1/31/2028
a
893,970
TXNM Energy, Inc., Convertible
88,000 5.750%,  6/1/2054
a
95,040
Virginia Electric and Power
Company
286,000 5.350%,  1/15/2054 280,104
Vistra Corporation
182,000 8.000%,  10/15/2026
a,b,i
186,943
448,000 7.000%,  12/15/2026
a,b,i
451,784
Vistra Operations Company, LLC
943,000 5.000%,  7/31/2027
a
930,594
WEC Energy Group, Inc.,
Convertible
159,000 4.375%,  6/1/2027
a
171,005
126,000 4.375%,  6/1/2029
a
137,529
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 149,594
210,000 4.600%,  6/1/2032 201,578
Total 26,998,327
Total Long-Term Fixed Income
(cost $695,180,284) 686,931,168
Shares
Registered Investment
Companies   14.0% Value
U.S. Affiliated   8.9%
9,086,699 Thrivent Core Emerging Markets
Debt Fund 74,692,668
Total 74,692,668
U.S. Unaffiliated   5.1%
28,898 abrdn Asia-Pacific Income Fund,
Inc. 473,927
97,201 abrdn Income Credit Strategies
Fund 630,834
16,948 abrdn Total Dynamic Dividend
Fund 148,295
45,789 AllianceBernstein Global High
Income Fund, Inc. 498,184
82,308 Allspring Income Opportunities
Fund 562,164
3,133 Barings Global Short Duration
High Yield Fund 48,092
10,392 BlackRock Capital Allocation Term
Trust 165,337
10,139 BlackRock Core Bond Trust 117,917
Shares
Registered Investment
Companies  14.0% Value
U.S. Unaffiliated   5.1%  - continued
55,654 BlackRock Corporate High Yield
Fund, Inc. $ 549,862
65,276 BlackRock Credit Allocation
Income Trust 703,675
4,697 BlackRock Debt Strategies Fund,
Inc. 50,728
13,655 BlackRock Enhanced Equity
Dividend Trust 119,072
52,365 BlackRock Enhanced Global
Dividend Trust 590,677
42,986 BlackRock Enhanced International
Dividend Trust 235,993
1,490 BlackRock Floating Rate Income
Strategies Fund, Inc. 20,502
20,325 BlackRock Income Trust, Inc. 240,445
33,145 BlackRock Multi-Sector Income
Trust 491,209
50,130 Blackstone Strategic Credit 2027
Term Fund 614,092
4,748 BNY Mellon High Yield Strategies
Fund 12,250
46,187 Cornerstone Strategic Value Fund,
Inc. 370,882
55,900 Eaton Vance Limited Duration
Income Fund 569,062
24,847 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 205,982
2,078 Invesco Dynamic Credit
Opportunities Fund
h
21,720
33,000 Invesco Senior Loan ETF 692,670
136,692 iShares Broad USD High Yield
Corporate Bond ETF 5,075,374
58,009 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
6,322,401
27,000 iShares Preferred and Income
Securities ETF
f
886,680
1,573 New America High Income Fund,
Inc. 12,867
102,539 Nuveen Credit Strategies Income
Fund 585,498
4,088 Nuveen Floating Rate Income
Fund/Closed-End Fund 36,138
1,810 Nuveen Global High Income Fund 23,295
43,630 Nuveen Preferred Income
Opportunities Fund 350,785
40,107 PGIM Global High Yield Fund, Inc. 505,749
47,190 PGIM High Yield Bond Fund, Inc. 662,548
23,302 Pimco Dynamic Income Fund 454,622
33,906 PIMCO High Income Fund 169,869
24,581 PIMCO Income Strategy Fund II 184,849
40,413 SPDR Bloomberg High Yield Bond
ETF
f
3,891,772
6,533 Tri-Continental Corporation 213,890
139,690 Vanguard Intermediate-Term
Corporate Bond ETF
f
11,366,575
28,775 Vanguard Short-Term Corporate
Bond ETF 2,256,535
44,269 Virtus Convertible & Income Fund 149,629
40,673 Virtus Dividend, Interest &
Premium Strategy Fund 512,073
9,286 Virtus Equity & Convertible Income
Fund 212,928
1,436 Voya Asia Pacific High Dividend
Equity Income Fund 9,219

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  14.0% Value
U.S. Unaffiliated   5.1%  - continued
75,432 Voya Global Equity Dividend &
Premium Opportunity Fund $ 408,087
10,605 Western Asset Diversified Income
Fund 160,029
139,725 Western Asset High Income
Opportunity Fund, Inc. 553,311
Total 43,138,294
Total Registered Investment
Companies (cost $126,420,712) 117,830,962
Shares
Collateral Held for Securities
Loaned 4.3% Value
35,757,453 Thrivent Cash Management Trust 35,757,453
Total Collateral Held for
Securities Loaned
(cost $35,757,453) 35,757,453
Shares Preferred Stock 1.2% Value
Basic Materials  <0.1%
6,928 Albemarle Corporation,
Convertible, 7.250% 310,028
Total 310,028
Communications Services  0.1%
23,300 AT&T, Inc., 4.750%
i
479,980
12,500 Telephone and Data Systems, Inc.,
6.000%
i
234,250
Total 714,230
Financials  1.0%
5,825 AEGON Funding Company, LLC,
5.100% 126,577
12,700 Allstate Corporation, 5.100%
i
289,179
4,499 Apollo Global Management, Inc.,
Convertible, 6.750% 343,589
4,199 Ares Management Corporation,
Convertible, 6.750%
k
225,066
7,000 Athene Holding, Ltd., 5.625%
i
155,470
18,900 Bank of America Corporation,
4.250%
i
369,684
14,375 Bank of America Corporation,
4.375%
i
287,069
7,200 Bank of America Corporation,
4.750%
i
157,608
14,375 Bank of America Corporation,
5.000%
i
323,294
407 Bank of America Corporation,
Convertible, 7.250%
i
502,645
3,500 Capital One Financial Corporation,
4.800%
i
68,670
14,275 Capital One Financial Corporation,
5.000%
i
295,635
3,500 Charles Schwab Corporation,
4.450%
i
74,445
2,150 Citizens Financial Group, Inc.,
7.375%
i
58,265
5,775 Equitable Holdings, Inc., 5.250%
i
132,767
7,000 Fifth Third Bancorp, 4.950%
i
161,490
7,000 Huntington Bancshares, Inc./OH,
4.500%
i
137,200
14,500 J.P. Morgan Chase & Company,
4.200%
i
293,045
Shares Preferred Stock  1.2% Value
Financials  1.0% - continued
14,375 J.P. Morgan Chase & Company,
4.625%
i
$ 317,400
12,500 J.P. Morgan Chase & Company,
4.750%
i
286,750
3,500 KeyCorp, 5.650%
i
81,550
10,650 KeyCorp, 6.200%
b,i
265,717
3,500 MetLife, Inc., 4.750%
i
76,720
8,650 Morgan Stanley, 4.250%
i
169,194
5,500 Morgan Stanley, 5.850%
b,i
138,435
13,100 Morgan Stanley, 7.125%
b,i
331,692
11,475 Public Storage, 4.125%
i
225,828
2,450 Public Storage, 4.625%
i
52,552
625 Public Storage, 4.700%
i
13,750
7,000 Regions Financial Corporation,
4.450%
i
134,330
2,650 Regions Financial Corporation,
5.700%
b,i
66,621
1,400 Synovus Financial Corporation,
8.397%
b,i
37,030
7,000 Truist Financial Corporation,
4.750%
i
147,770
8,600 U.S. Bancorp, 4.000%
i
161,508
15,500 Wells Fargo & Company, 4.250%
i
301,475
14,375 Wells Fargo & Company, 4.375%
i
284,769
7,000 Wells Fargo & Company, 4.700%
i
146,230
10,000 Wells Fargo & Company, 4.750%
i
209,600
486 Wells Fargo & Company,
Convertible, 7.500%
i
600,152
Total 8,050,771
Technology  <0.1%
4,627 Hewlett Packard Enterprise
Company, Convertible, 7.625%
k
267,672
Total 267,672
Utilities  0.1%
17,600 CMS Energy Corporation, 4.200%
i
346,368
3,192 NextEra Energy, Inc., Convertible,
6.926% 142,842
3,534 NextEra Energy, Inc., Convertible,
7.299% 186,984
12,000 Southern Company, 4.950% 267,720
Total 943,914
Total Preferred Stock
(cost $11,068,413) 10,286,615
Shares Common Stock <0.1% Value
Communications Services  <0.1%
119 Liberty Media Corporation-Liberty
Formula One Group
k
9,501
Total 9,501
Consumer Discretionary  <0.1%
6 Booking Holdings, Inc. 28,057
Total 28,057
Financials  <0.1%
1,070 AGNC Investment Corporation 9,962
596 Annaly Capital Management, Inc. 11,330
1,137 Apollo Commercial Real Estate
Finance, Inc. 10,108
547 Chimera Investment Corporation 8,260

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

I
Shares Common Stock  <0.1% Value
Financials  <0.1% - continued
1,935 Rithm Capital Corporation $ 20,491
Total 60,151
Materials  <0.1%
2,570 United States Steel Corporation 99,845
Total 99,845
Real Estate  <0.1%
346 Kite Realty Group Trust 8,882
Total 8,882
Total Common Stock
(cost $207,767) 206,436
Shares or
Principal
Amount Short-Term Investments 6.1% Value
Federal Home Loan Bank Discount
Notes
500,000 5.085%, 11/13/2024
l,m
499,188
Thrivent Core Short-Term Reserve
Fund
4,977,998 5.100% 49,779,974
U.S. Treasury Bills
200,000 4.509%, 12/3/2024
l,n
199,187
800,000 4.534%, 1/2/2025
l,o
793,778
300,000 4.502%, 1/16/2025
l,n
297,177
Total Short-Term Investments
(cost $51,554,143) 51,569,304
Total Investments (cost
$920,188,772) 107.3% $902,581,938
Other Assets and Liabilities, Net
(7.3%) (61,571,032)
Total Net Assets 100.0% $841,010,906
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $347,963,736 or
41.4% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2024.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
o At October 31, 2024, $142,880 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of October 31, 2024
was $833,416 or 0.10% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 152,981
Credit Suisse Group AG  2/4/2016 235,124
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 858,999
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of October 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 13,454,344
Common Stock 21,332,142
Total lending $34,786,486
Gross amount payable upon return of
collateral for securities loaned $35,757,453
Net amounts due to counterparty $970,967

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $10,490,684
Gross unrealized depreciation (30,690,792)
Net unrealized appreciation (depreciation) ($20,200,108)
Cost for federal income tax purposes $922,102,404

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 112,249,017 – 112,249,017 –
Basic Materials 12,890,204 – 12,890,204 –
Capital Goods 26,243,406 – 26,243,406 –
Collateralized Mortgage Obligations 79,567,505 – 76,771,161 2,796,344
Commercial Mortgage-Backed Securities 5,524,726 – 5,524,726 –
Communications Services 33,851,477 – 33,851,477 –
Consumer Cyclical 44,161,588 – 44,161,588 –
Consumer Non-Cyclical 39,952,670 – 39,952,670 –
Energy 34,917,271 – 34,917,271 –
Financials 98,862,848 – 98,862,848 –
Foreign Government 472,176 – 472,176 –
Mortgage-Backed Securities 90,558,580 – 90,558,580 –
Technology 26,783,845 – 26,783,845 –
Transportation 7,474,342 – 7,474,342 –
U.S. Government & Agencies 46,423,186 – 46,423,186 –
Utilities 26,998,327 – 26,998,327 –
Registered Investment Companies
U.S. Unaffiliated 43,138,294 43,116,574 – 21,720
Preferred Stock
Basic Materials 310,028 310,028 – –
Communications Services 714,230 714,230 – –
Financials 8,050,771 8,050,771 – –
Technology 267,672 267,672 – –
Utilities 943,914 943,914 – –
Common Stock
Communications Services 9,501 9,501 – –
Consumer Discretionary 28,057 28,057 – –
Financials 60,151 60,151 – –
Materials 99,845 99,845 – –
Real Estate 8,882 8,882 – –
Short-Term Investments 1,789,330 – 1,789,330 –
Subtotal Investments in Securities $742,351,843 $53,609,625 $685,924,154 $2,818,064
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 74,692,668
Affiliated Short-Term Investments 49,779,974
Collateral Held for Securities Loaned 35,757,453
Subtotal Other Investments $160,230,095
Total Investments at Value $902,581,938
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Opportunity Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 676,928 676,928 – –
Credit Default Swaps 2,714 – 2,714 –
Total Liability Derivatives $679,642 $676,928 $2,714 $–

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Opportunity Income Plus Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling
$499,188 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 65 December 2024 $ 7,313,696 ( $ 133,227)
CBOT 2-Yr. U.S. Treasury Note 292 December 2024 60,679,732 (543,701)
Total Futures Long Contracts $ 67,993,428 ( $ 676,928)
Total Futures Contracts $ 67,993,428 ($676,928)
The following table presents Opportunity Income Plus Fund's credit default swap contracts held as of October 31, 2024. Investments totaling
$496,364 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 43, 5 Year, at 5.00%, Quarterly Buy 12/20/2029 $ 9,500,000 $ – ( $ 2,714) ( $ 2,714)
Total Credit Default Swaps $– ($2,714) ($2,714)
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Opportunity Income
Plus Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 676,928
Total Interest Rate Contracts 676,928
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 2,714
Total Credit Contracts 2,714
Total Liability Derivatives $679,642
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 640,409
Total Interest Rate Contracts 640,409
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (572,533)
Total Credit Contracts (572,533)
Total $67,876
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 586,093
Total Interest Rate Contracts 586,093
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (77,669)
Total Credit Contracts (77,669)
Total $508,424
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $50,472,372
Credit Contracts
Credit Default Swaps - Buy Protection (353,039)

Opportunity Income Plus Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $58,278 $10,471 $1,225 $74,693 9,087 8.9%
Total U.S. Affiliated Registered Investment
Companies 58,278 74,693 8.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% 39,410 459,695 449,325 49,780 4,978 5.9
Total Affiliated Short-Term Investments 39,410 49,780 5.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,199 372,007 349,449 35,757 35,757 4.3
Total Collateral Held for Securities Loaned 13,199 35,757 4.3
Total Value $110,887 $160,230
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($234) $7,403 $– $4,040
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% 4 (4) – 3,355
Total Income/Non Cash Income from Affiliated Investments $7,395
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 128
Total Affiliated Income from Securities Loaned, Net $128
Total ($230) $7,399 $–

Small Cap Growth Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.1% Value
Communications Services  2.7%
134,106 Cargurus, Inc.
a
$ 4,159,968
93,242 QuinStreet, Inc.
a
1,958,082
Total 6,118,050
Consumer Discretionary  13.7%
28,729 Boot Barn Holdings, Inc.
a
3,578,197
41,708 Champion Homes, Inc.
a
3,679,897
15,002 Grand Canyon Education, Inc.
a
2,056,924
6,974 Group 1 Automotive, Inc. 2,540,768
11,035 Installed Building Products, Inc. 2,393,492
25,800 Modine Manufacturing Company
a
3,038,466
23,232 Patrick Industries, Inc. 2,926,767
26,472 SharkNinja, Inc. 2,440,983
125,706 Stoneridge, Inc.
a
878,685
23,954 Texas Roadhouse, Inc. 4,578,088
30,684 Wyndham Hotels & Resorts, Inc. 2,710,011
Total 30,822,278
Consumer Staples  3.6%
26,412 e.l.f. Beauty, Inc.
a
2,779,863
26,423 J & J Snack Foods Corporation 4,336,543
5,714 Lancaster Colony Corporation 991,950
Total 8,108,356
Energy  1.9%
7,813 Gulfport Energy Corporation
a
1,081,632
32,242 Matador Resources Company 1,680,131
59,566 TechnipFMC plc 1,589,816
Total 4,351,579
Financials  8.1%
48,753 Glacier Bancorp, Inc. 2,542,469
18,542 Hamilton Lane, Inc. 3,330,885
15,366 Houlihan Lokey, Inc. 2,654,784
5,769 Kinsale Capital Group, Inc. 2,469,767
15,399 RLI Corporation 2,401,782
54,233 Triumph Financial, Inc.
a
4,792,570
Total 18,192,257
Health Care  18.7%
2,972 Argenx SE ADR
a
1,742,484
2,733 Chemed Corporation 1,476,476
29,711 Encompass Health Corporation 2,955,056
55,871 Globus Medical, Inc.
a
4,108,753
35,726 Haemonetics Corporation
a
2,542,262
43,658 HealthEquity, Inc.
a
3,721,844
14,341 Inspire Medical Systems, Inc.
a
2,797,069
20,457 Natera, Inc.
a
2,474,479
99,600 Option Care Health, Inc.
a
2,294,784
63,576 Paragon 28, Inc.
a
336,953
16,259 Penumbra, Inc.
a
3,721,197
23,841 Repligen Corporation
a
3,201,131
48,616 RxSight, Inc.
a
2,462,886
179,345 scPharmaceuticals, Inc.
a
744,282
120,542 Stevanato Group SPA 2,291,503
59,096 Twist Bioscience Corporation
a
2,385,115
63,847 Vericel Corporation
a
2,811,822
Total 42,068,096
Industrials  23.3%
24,527 AAR Corporation
a
1,439,735
48,565 Atmus Filtration Technologies, Inc. 1,891,121
Shares Common Stock  98.1% Value
Industrials  23.3% - continued
99,303 Badger Infrastructure Solutions,
Ltd. $ 2,583,226
27,829 Beacon Roofing Supply, Inc.
a
2,562,216
24,289 BWX Technologies, Inc. 2,957,186
24,840 Casella Waste Systems, Inc.
a
2,431,339
64,969 CECO Environmental Corporation
a
1,546,262
75,162 Enerpac Tool Group Corporation 3,316,148
111,371 ExlService Holdings, Inc.
a
4,640,830
42,372 Flowserve Corporation 2,230,462
64,536 Helios Technologies, Inc. 2,977,046
8,698 IES Holdings, Inc.
a
1,901,948
205,848 Janus International Group, Inc.
a
1,515,041
40,203 Korn Ferry 2,840,342
9,656 Landstar System, Inc. 1,697,235
161,868 Masterbrand, Inc.
a
2,907,149
6,484 Saia, Inc.
a
3,168,147
46,350 Schneider National, Inc. 1,310,778
9,925 Simpson Manufacturing Company,
Inc. 1,784,416
28,403 Timken Company 2,357,449
8,737 UFP Industries, Inc. 1,068,885
69,366 WNS Holdings, Ltd.
a
3,328,874
Total 52,455,835
Information Technology  21.7%
29,193 Agilysys, Inc.
a
2,920,467
26,380 ASGN, Inc.
a
2,429,598
9,614 CyberArk Software, Ltd.
a
2,658,463
27,471 Descartes Systems Group, Inc.
a
2,855,061
17,039 Fabrinet
a
4,105,888
49,693 Gitlab, Inc.
a
2,670,999
29,294 Guidewire Software, Inc.
a
5,456,301
90,140 JFrog, Ltd.
a
2,630,285
65,782 Lattice Semiconductor
Corporation
a
3,332,516
13,949 Littelfuse, Inc. 3,412,344
14,904 Onto Innovation, Inc.
a
2,955,910
68,073 PDF Solutions, Inc.
a
1,927,828
25,348 Silicon Laboratories, Inc.
a
2,632,643
104,630 TTM Technologies, Inc.
a
2,347,897
69,029 Varonis Systems, Inc.
a
3,476,991
37,492 Workiva, Inc.
a
2,990,362
Total 48,803,553
Materials  1.7%
59,116 Summit Materials, Inc.
a
2,802,689
81,041 Tronox Holdings plc 982,217
Total 3,784,906
Real Estate  2.7%
30,607 Agree Realty Corporation 2,272,570
57,162 National Storage Affiliates Trust 2,409,378
23,136 Terreno Realty Corporation 1,387,003
Total 6,068,951
Total Common Stock
(cost $184,266,511) 220,773,861

Small Cap Growth Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments 1.7% Value
Thrivent Core Short-Term Reserve
Fund
392,941 5.100% $ 3,929,412
Total Short-Term Investments
(cost $3,929,412) 3,929,412
Total Investments (cost
$188,195,923) 99.8% $224,703,273
Other Assets and Liabilities, Net
0.2% 348,684
Total Net Assets 100.0% $225,051,957
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $44,143,610
Gross unrealized depreciation (8,694,022)
Net unrealized appreciation (depreciation) $35,449,588
Cost for federal income tax purposes $189,253,685
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,118,050 6,118,050 – –
Consumer Discretionary 30,822,278 30,822,278 – –
Consumer Staples 8,108,356 8,108,356 – –
Energy 4,351,579 4,351,579 – –
Financials 18,192,257 18,192,257 – –
Health Care 42,068,096 42,068,096 – –
Industrials 52,455,835 49,872,609 2,583,226 –
Information Technology 48,803,553 48,803,553 – –
Materials 3,784,906 3,784,906 – –
Real Estate 6,068,951 6,068,951 – –
Subtotal Investments in Securities $220,773,861 $218,190,635 $2,583,226 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,929,412
Subtotal Other Investments $3,929,412
Total Investments at Value $224,703,273
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $4,140 $84,504 $84,715 $3,929 393 1.7%
Total Affiliated Short-Term Investments 4,140 3,929 1.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 8,231 8,231 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $4,140 $3,929
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $261
Total Income/Non Cash Income from Affiliated Investments $261
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.3% Value
Communications Services  2.5%
674,880 Cogent Communications Holdings $ 54,172,618
1,388,187 QuinStreet, Inc.
a
29,151,927
Total 83,324,545
Consumer Discretionary  9.1%
199,277 Boot Barn Holdings, Inc.
a
24,819,950
349,885 Brunswick Corporation 27,899,830
306,380 Champion Homes, Inc.
a
27,031,907
476,610 Columbia Sportswear Company 38,352,807
1,602,854 Cooper-Standard Holdings, Inc.
a
20,115,818
165,850 Grand Canyon Education, Inc.
a
22,739,694
609,560 SharkNinja, Inc. 56,207,528
1,542,963 Stoneridge, Inc.
a
10,785,311
213,490 Texas Roadhouse, Inc. 40,802,209
320,082 Wyndham Hotels & Resorts, Inc. 28,269,642
Total 297,024,696
Consumer Staples  6.1%
297,975 BJ's Wholesale Club Holdings,
Inc.
a
25,247,422
205,327 e.l.f. Beauty, Inc.
a
21,610,667
226,294 J & J Snack Foods Corporation 37,139,371
409,673 John B. Sanfilippo & Son, Inc. 33,802,119
212,845 Lancaster Colony Corporation 36,949,892
532,505 Pilgrim's Pride Corporation
a
25,794,542
430,230 Turning Point Brands, Inc. 20,319,763
Total 200,863,776
Energy  4.5%
578,292 Expand Energy Corporation 48,992,898
411,903 Matador Resources Company 21,464,265
690,131 Noble Corporation plc 22,070,390
1,908,130 NOV, Inc. 29,595,096
935,575 TechnipFMC plc 24,970,497
Total 147,093,146
Financials  14.7%
760,741 Ally Financial, Inc. 26,663,972
786,520 Bank of N.T. Butterfield & Son, Ltd. 28,763,036
1,830,410 Bridgewater Bancshares, Inc.
a
26,723,986
2,399,685 F.N.B. Corporation 34,795,433
128,716 Federal Agricultural Mortgage
Corporation 23,589,781
910,057 Glacier Bancorp, Inc. 47,459,473
293,139 Houlihan Lokey, Inc. 50,645,625
130,267 Kinsale Capital Group, Inc. 55,768,605
516,722 Prosperity Bancshares, Inc. 37,824,051
404,187 RLI Corporation 63,041,046
536,150 Triumph Financial, Inc.
a
47,379,576
465,034 Western Alliance Bancorp 38,695,479
Total 481,350,063
Health Care  9.2%
60,991 Chemed Corporation 32,949,778
357,404 Encompass Health Corporation 35,547,402
557,166 Haemonetics Corporation
a
39,647,932
76,973 Medpace Holdings, Inc.
a
24,186,456
1,349,701 Option Care Health, Inc.
a
31,097,111
173,354 Penumbra, Inc.
a
39,675,530
254,462 Repligen Corporation
a
34,166,613
1,375,766 Stevanato Group SPA 26,153,312
455,628 Twist Bioscience Corporation
a
18,389,146
Shares Common Stock  96.3% Value
Health Care  9.2% - continued
2,297,344 Viemed Healthcare, Inc.
a
$ 19,642,291
Total 301,455,571
Industrials  23.8%
1,288,570 Air Lease Corporation 57,148,080
1,989,219 Badger Infrastructure Solutions,
Ltd. 51,746,696
571,157 Barrett Business Services, Inc. 20,670,172
283,603 BWX Technologies, Inc. 34,528,665
731,233 Dayforce, Inc.
a,b
51,880,981
961,864 ExlService Holdings, Inc.
a
40,080,873
316,768 Fluor Corporation
a
16,560,631
984,212 Helios Technologies, Inc. 45,401,700
56,203 IES Holdings, Inc.
a
12,289,629
2,744,343 Janus International Group, Inc.
a
20,198,365
856,753 Knight-Swift Transportation
Holdings, Inc. 44,619,696
369,002 Korn Ferry 26,069,991
177,751 Landstar System, Inc. 31,243,293
2,223,472 Masterbrand, Inc.
a
39,933,557
342,185 Miller Industries, Inc. 22,461,023
208,297 Moog, Inc. 39,284,814
671,361 Robert Half, Inc. 45,726,398
1,418,674 Schneider National, Inc. 40,120,101
87,109 Simpson Manufacturing Company,
Inc. 15,661,327
447,667 Tennant Company 39,197,723
484,129 Timken Company 40,182,707
137,308 UFP Industries, Inc. 16,798,261
590,461 WNS Holdings, Ltd.
a
28,336,223
Total 780,140,906
Information Technology  12.7%
291,537 ASGN, Inc.
a
26,850,558
456,727 Ciena Corporation
a
29,006,732
1,611,630 Cohu, Inc.
a
40,161,820
193,469 Fabrinet
a
46,620,225
222,029 Guidewire Software, Inc.
a
41,355,121
101,662 Insight Enterprises, Inc.
a
17,782,717
940,651 JFrog, Ltd.
a
27,448,196
117,318 Littelfuse, Inc. 28,699,502
133,040 Onto Innovation, Inc.
a
26,385,823
183,576 Plexus Corporation
a
26,453,302
3,001,329 TTM Technologies, Inc.
a
67,349,823
86,273 Universal Display Corporation 15,556,747
471,925 Varonis Systems, Inc.
a
23,770,862
Total 417,441,428
Materials  6.4%
370,976 Greif, Inc. 23,163,742
724,867 Ingevity Corporation
a
30,292,192
2,520,337 Ivanhoe Mines, Ltd.
a
33,324,526
613,245 Olin Corporation 25,161,442
2,232,833 Tronox Holdings plc 27,061,936
193,147 United States Lime & Minerals, Inc. 21,783,119
556,816 West Fraser Timber Company, Ltd. 50,336,166
Total 211,123,123
Real Estate  5.6%
559,638 Agree Realty Corporation 41,553,121
3,167,268 Cushman and Wakefield plc
a
42,916,481
1,410,174 National Storage Affiliates Trust 59,438,834

Small Cap Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.3% Value
Real Estate  5.6% - continued
648,730 Terreno Realty Corporation $ 38,891,364
Total 182,799,800
Utilities  1.7%
236,486 Northwestern Energy Group, Inc. 12,642,541
489,247 Portland General Electric
Company 23,190,308
325,121 Spire, Inc. 20,762,227
Total 56,595,076
Total Common Stock
(cost $2,698,024,325) 3,159,212,130
Shares
Collateral Held for Securities
Loaned 1.5% Value
49,663,900 Thrivent Cash Management Trust 49,663,900
Total Collateral Held for
Securities Loaned
(cost $49,663,900) 49,663,900
Shares Short-Term Investments 3.4% Value
Thrivent Core Short-Term Reserve
Fund
11,289,563 5.100% 112,895,634
Total Short-Term Investments
(cost $112,895,634) 112,895,634
Total Investments (cost
$2,860,583,859) 101.2% $3,321,771,664
Other Assets and Liabilities, Net
(1.2%) (40,599,510)
Total Net Assets 100.0% $3,281,172,154
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of October 31, 2024:
Securities Lending Transactions
Common Stock $ 49,281,870
Total lending $49,281,870
Gross amount payable upon return of
collateral for securities loaned $49,663,900
Net amounts due to counterparty $382,030
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $580,769,802
Gross unrealized depreciation (131,187,538)
Net unrealized appreciation (depreciation) $449,582,264
Cost for federal income tax purposes $2,872,189,400

Small Cap Stock Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 83,324,545 83,324,545 – –
Consumer Discretionary 297,024,696 297,024,696 – –
Consumer Staples 200,863,776 200,863,776 – –
Energy 147,093,146 147,093,146 – –
Financials 481,350,063 481,350,063 – –
Health Care 301,455,571 301,455,571 – –
Industrials 780,140,906 728,394,210 51,746,696 –
Information Technology 417,441,428 417,441,428 – –
Materials 211,123,123 177,798,597 33,324,526 –
Real Estate 182,799,800 182,799,800 – –
Utilities 56,595,076 56,595,076 – –
Subtotal Investments in Securities $3,159,212,130 $3,074,140,908 $85,071,222 $–
Other Investments  * Total
Affiliated Short-Term Investments 112,895,634
Collateral Held for Securities Loaned 49,663,900
Subtotal Other Investments $162,559,534
Total Investments at Value $3,321,771,664
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $19,490 $1,108,286 $1,014,880 $112,896 11,290 3.4%
Total Affiliated Short-Term Investments 19,490 112,896 3.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   18,906 459,971 429,213 49,664 49,664 1.5
Total Collateral Held for Securities Loaned 18,906 49,664 1.5
Total Value $38,396 $162,560
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $3,709
Total Income/Non Cash Income from Affiliated Investments $3,709
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 105
Total Affiliated Income from Securities Loaned, Net $105
Total $– $– $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2024
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $1,095,346,462 $306,747,693 $1,574,920,331
Investments in affiliated securities at cost $1,051,574,981 $82,446,284 $92,817,601
Investments in unaffiliated securities at value
(#)
$1,369,046,262 $346,399,713 $2,002,466,454
Investments in affiliated securities at value 1,385,634,079 83,391,712 100,961,655
Cash — — 80,195
Foreign Currency — — 201,076
(a)
Initial margin deposit on open future contracts — 65,500 —
Dividends and interest receivable 2,878,591 1,661,590 4,369,687
Prepaid expenses 31,340 7,200 21,018
Prepaid trustee fees 12,975 1,891 8,265
Receivable for:
Investments sold 1,433,463 622,865 639,490
Investments sold on a delayed-delivery basis — 2,042,295 —
Fund shares sold 907,309 98,657 95,106
Expense reimbursements 77,112 1,482 —
Variation margin on open future contracts 3,745,543 385,474 3,237,930
Variation margin on open swap contracts — 2,716 —
Total Assets 2,763,766,674 434,681,095 2,112,080,876
Liabilities
Distributions payable — — —
Accrued expenses 221,962 60,863 163,441
Cash overdraft — 2,910 —
Payable for:
Investments purchased 4,194,460 895,562 321,817
Investments purchased on a delayed-delivery basis 26,224,655 9,964,232 —
Return of collateral for securities loaned 2,861,490 4,833,210 3,116,230
Foreign capital gain tax liability — — —
Fund shares redeemed 1,786,977 364,633 933,713
Variation margin on open future contracts 11,099,144 211,240 9,154,830
Investment advisory fees 326,934 38,064 192,635
Administrative fees 7,691 1,176 5,941
Distribution fees 53,429 9,674 66,255
Transfer agent fees 192,031 26,426 104,822
Trustee deferred compensation 73,429 42,780 262,497
Swap agreements, at value 646,231 33,617 394,699
Contingent liabilities % — — —
Total Liabilities 47,688,433 16,484,387 14,716,880
Net Assets
Capital stock (beneficial interest) 1,937,158,339 371,203,146 1,449,758,150
Distributable earnings/(accumulated loss) 778,919,902 46,993,562 647,605,846
Total Net Assets $2,716,078,241 $418,196,708 $2,097,363,996
Class S Share Capital $1,433,858,424 $184,616,486 $507,069,499
Shares of beneficial interest outstanding (Class S) 71,270,978 13,157,113 16,909,414
Net asset value per share $20.12 $14.03 $29.99
Class A Share Capital $1,282,219,817 $233,580,222 $1,590,294,497
Shares of beneficial interest outstanding (Class A) 64,607,770 16,597,387 53,942,943
Net asset value per share $19.85 $14.07 $29.48
Maximum public offering price $20.79 $14.73 $30.87
(#)
Includes securities on loan of 2,821,382 4,678,793 3,013,208
(a) Foreign currency holdings, cost $201,416.
(b) Foreign currency holdings, cost $413,216.
% Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$34,873,635 $45,763,238 $623,625,351 $1,125,800,645 $650,782,080 $1,791,224,049 $1,821,445,822
$2,940,179 $— $65,386,738 $41,712,860 $19,344,438 $78,008,630 $62,654,346
$33,817,012 $44,899,338 $614,188,461 $1,085,564,772 $751,369,830 $3,074,767,526 $2,471,355,464
2,940,179 — 65,392,227 41,712,860 19,344,438 78,027,919 62,675,946
— 6,830 — — — — —
— — — — 410,943
(b)
— —
— — — — — — —
136,734 603,633 9,335,144 12,971,195 4,714,040 1,028,447 3,133,105
6,241 4,665 17,897 19,710 9,900 35,072 19,614
1,458 1,458 2,437 3,869 1,458 9,200 6,983
689,500 — 2,263,005 — — — —
739,655 — 1,351,107 — — — —
131,858 153,514 362,075 1,689,377 9,235 1,780,031 1,518,146
3,957 5,051 — — 2,120 — —
— 94 — — 24,184 — —
— — — — — — —
38,466,594 45,674,583 692,912,353 1,141,961,783 775,886,148 3,155,648,195 2,538,709,258
1,467 14,363 612,611 108,463 — — —
29,938 27,560 59,324 112,975 168,144 185,386 185,538
— — 356,436 — — — —
— — 2,013,342 2,800,000 33 — —
4,271,844 149,204 3,642,739 1,745,613 — — —
— — 52,200,760 16,431,270 — — 11,349,440
— — — — 347,317 — —
4,653 4,109 460,797 912,259 185,179 698,192 623,599
1,828 — — 29,063 210,734 — —
2,224 3,701 40,342 61,005 85,609 335,338 187,010
95 126 1,760 3,109 2,185 9,037 7,065
39 — 13,104 9,434 4,429 22,905 12,997
1,950 1,127 29,704 27,087 21,340 90,520 42,789
15,511 6,820 75,747 85,059 79,816 78,034 87,590
— — — — — — —
— — — — — — —
4,329,549 207,010 59,506,666 22,325,337 1,104,786 1,419,412 12,496,028
47,349,706 48,772,607 754,472,374 1,239,722,393 690,699,116 1,683,870,209 1,668,413,575
(13,212,661) (3,305,034) (121,066,687) (120,085,947) 84,082,246 1,470,358,574 857,799,655
$34,137,045 $45,467,573 $633,405,687 $1,119,636,446 $774,781,362 $3,154,228,783 $2,526,213,230
$32,255,305 $45,467,573 $313,504,411 $889,722,880 $668,228,400 $2,610,703,161 $2,210,612,733
3,676,279 4,700,760 74,040,383 109,086,936 61,202,898 118,958,542 69,465,134
$8.77 $9.67 $4.23 $8.16 $10.92 $21.95 $31.82
$1,881,740 $— $319,901,276 $229,913,566 $106,552,962 $543,525,622 $315,600,497
214,671 — 75,578,063 28,168,999 9,833,421 29,369,178 10,024,648
$8.77 $— $4.23 $8.16 $10.84 $18.51 $31.48
$8.95 $— $4.43 $8.54 $11.35 $19.38 $32.96
— — 50,242,067 15,851,099 — — 10,962,389

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2024
Limited Maturity
Bond Fund
Mid Cap Growth
Fund Mid Cap Stock Fund
Assets
Investments in unaffiliated securities at cost $1,367,848,522 $26,461,600 $2,701,022,440
Investments in affiliated securities at cost $12,218,384 $878,189 $105,383,245
Investments in unaffiliated securities at value
(#)
$1,358,215,206 $32,933,188 $3,848,194,664
Investments in affiliated securities at value 12,218,384 878,189 105,411,383
Cash — — —
Foreign Currency — — —
Initial margin deposit on open future contracts — — —
Dividends and interest receivable 10,943,153 7,026 2,464,584
Prepaid expenses 27,727 4,809 31,669
Prepaid trustee fees 5,469 1,458 16,502
Receivable for:
Investments sold 1,994,729 187,334 4,787,194
Investments sold on a delayed-delivery basis — — —
Fund shares sold 2,128,300 5,873 1,665,754
Expense reimbursements — 3,785 —
Variation margin on open future contracts — — —
Variation margin on open swap contracts — — —
Total Assets 1,385,532,968 34,021,662 3,962,571,750
Liabilities
Distributions payable 33,926 — —
Accrued expenses 143,239 23,515 314,395
Cash overdraft 20,016 — —
Foreign currency overdraft — — —
Payable for:
Investments purchased 4,801,535 109,123 —
Investments purchased on a delayed-delivery basis 19,964,039 — —
Return of collateral for securities loaned 12,218,384 130,560 —
Fund shares redeemed 1,325,323 20,842 2,582,854
Variation margin on open future contracts — — —
Investment advisory fees 61,162 4,229 393,788
Administrative fees 3,741 96 11,234
Distribution fees 4,659 — 60,899
Transfer agent fees 37,658 6,513 118,662
Trustee deferred compensation 88,440 6,244 208,420
Swap agreements, at value — — —
Contingent liabilities % — — —
Total Liabilities 38,702,122 301,122 3,690,252
Net Assets
Capital stock (beneficial interest) 1,379,320,759 29,479,026 2,649,460,086
Distributable earnings/(accumulated loss) (32,489,913) 4,241,514 1,309,421,412
Total Net Assets $1,346,830,846 $33,720,540 $3,958,881,498
Class S Share Capital $1,118,633,499 $33,720,540 $2,499,851,739
Shares of beneficial interest outstanding (Class S) 90,364,739 2,289,377 66,840,685
Net asset value per share $12.38 $14.73 $37.40
Class A Share Capital $228,197,347 $— $1,459,029,759
Shares of beneficial interest outstanding (Class A) 18,428,342 — 46,262,300
Net asset value per share $12.38 $— $31.54
Maximum public offering price $12.38 $— $33.03
(#)
Includes securities on loan of 11,841,645 126,139 —
(a) Foreign currency holdings, cost $4.
(b) Foreign currency holdings, cost $-2.
% Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
Opportunity
Income Plus
Fund
$32,725,210 $1,529,148,682 $1,547,758,893 $517,470,844 $2,923,106,894 $1,203,119,720 $751,260,268
$376,824 $1,606,896,776 $2,245,970,835 $481,305,931 $— $— $168,928,504
$38,943,888 $1,707,753,376 $1,794,372,375 $529,640,028 $2,923,153,627 $1,192,662,147 $742,351,843
376,824 2,162,480,814 2,991,200,272 608,002,710 — — 160,230,095
— 2,337 1,338 963 6,397 10,096 11,579
— — — — — — 4
(a)
— 45,300 — 34,000 — — —
43,359 8,459,165 6,960,395 3,785,499 11,021,747 16,658,158 6,206,911
4,857 37,719 40,132 22,530 33,277 17,901 14,302
1,458 18,143 22,807 5,250 13,225 5,707 3,890
469,108 4,009,632 3,210,495 1,532,474 — — 1,041,315
— 3,027,187 1,702,793 2,241,393 — — 18,767,797
27,245 2,010,840 1,862,535 1,007,411 6,614,338 647,374 1,016,235
3,467 127,225 180,865 29,522 6,054 5,128 —
— 5,048,837 6,540,261 970,309 — — —
— — — — — — 28,196
39,870,206 3,893,020,575 4,806,094,268 1,147,272,089 2,940,848,665 1,210,006,511 929,672,167
— — — — 115,597 368,578 105,640
24,226 202,504 263,383 102,394 197,687 94,995 131,220
— — — — — — —
2
(b)
— — — — — —
— 4,799,124 5,772,077 739,107 82,215,037 — 3,013,497
— 63,033,768 36,520,312 22,469,222 8,650,000 1,045,320 48,899,689
— 8,672,298 6,793,106 3,209,906 — — 35,757,453
92,425 2,512,261 2,924,650 893,513 4,640,216 1,121,450 562,373
— 11,603,570 14,929,368 2,041,900 — — 35,768
4,907 388,386 521,882 108,132 105,077 81,572 59,092
111 10,714 13,381 3,136 7,886 3,365 2,337
— 83,463 106,581 24,732 — 33,219 6,524
3,595 165,245 249,963 53,531 111,832 29,941 24,040
6,244 117,219 138,290 51,149 — 155,444 63,628
— 747,081 1,049,235 134,467 — — —
— — — — — — —
131,510 92,335,633 69,282,228 29,831,189 96,043,332 2,933,884 88,661,261
31,670,048 2,907,486,605 3,514,339,035 980,759,744 2,844,687,015 1,298,302,361 941,657,886
8,068,648 893,198,337 1,222,473,005 136,681,156 118,318 (91,229,734) (100,646,980)
$39,738,696 $3,800,684,942 $4,736,812,040 $1,117,440,900 $2,844,805,333 $1,207,072,627 $841,010,906
$39,738,696 $1,789,265,774 $2,172,619,934 $518,629,346 $2,102,663,140 $397,412,574 $681,912,636
2,185,670 108,888,948 119,262,415 39,543,912 2,102,561,020 38,740,305 75,215,159
$18.18 $16.43 $18.22 $13.12 $1.00 $10.26 $9.07
$— $2,011,419,168 $2,564,192,106 $598,811,554 $742,142,193 $809,660,053 $159,098,270
— 122,825,642 142,415,956 45,821,025 742,090,555 78,924,523 17,550,713
$— $16.38 $18.00 $13.07 $1.00 $10.26 $9.07
$— $17.15 $18.85 $13.69 $1.00 $10.74 $9.50
— 8,401,967 6,614,714 3,100,700 — — 34,786,486

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2024
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $184,266,511 $2,698,024,325
Investments in affiliated securities at cost $3,929,412 $162,559,534
Investments in unaffiliated securities at value
(#)
$220,773,861 $3,159,212,130
Investments in affiliated securities at value 3,929,412 162,559,534
Dividends and interest receivable 32,832 614,520
Prepaid expenses 5,861 26,584
Prepaid trustee fees 1,458 14,333
Receivable for:
Investments sold 366,103 12,932,926
Fund shares sold 305,837 4,438,571
Expense reimbursements 6,174 —
Total Assets 225,421,538 3,339,798,598
Liabilities
Accrued expenses 56,000 405,567
Payable for:
Investments purchased — 6,352,577
Return of collateral for securities loaned — 49,663,900
Fund shares redeemed 265,168 1,657,557
Investment advisory fees 29,963 330,995
Administrative fees 642 9,293
Distribution fees — 23,397
Transfer agent fees 10,988 61,780
Trustee deferred compensation 6,820 121,378
Contingent liabilities % — —
Total Liabilities 369,581 58,626,444
Net Assets
Capital stock (beneficial interest) 211,265,903 2,776,560,617
Distributable earnings/(accumulated loss) 13,786,054 504,611,537
Total Net Assets $225,051,957 $3,281,172,154
Class S Share Capital $225,051,957 $2,720,197,892
Shares of beneficial interest outstanding (Class S) 12,654,464 83,591,829
Net asset value per share $17.78 $32.54
Class A Share Capital $— $560,974,262
Shares of beneficial interest outstanding (Class A) — 23,647,269
Net asset value per share $— $23.72
Maximum public offering price $— $24.84
(#)
Includes securities on loan of — 49,281,870
% Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2024
Aggressive Allocation
Fund
Balanced Income Plus
Fund Global Stock Fund
Investment Income
Dividends $14,246,377 $2,460,525 $33,498,409
Taxable interest 5,540,750 9,397,645 15,699,575
Tax-Exempt interest — — —
Income from mortgage dollar rolls 9,105 1,410 —
Affiliated income from securities loaned, net 13,871 41,707 58,621
Income from affiliated investments 20,667,138 1,970,909 2,375,428
Non cash income from affiliated investments 14,112,310 2,210,531 —
Foreign tax withholding (35,722) (5,167) (1,367,313)
Total Investment Income 54,553,829 16,077,560 50,264,720
Expenses
Adviser fees 18,182,661 2,269,915 11,088,973
Administrative service fees 504,734 148,494 417,402
Audit and legal fees 86,544 43,993 47,763
Custody fees 81,764 62,614 196,153
Distribution expenses Class A 3,050,330 585,623 3,854,561
Insurance expenses 9,263 4,423 8,249
Pricing service fees — — —
Printing and postage expenses Class S 315,149 30,979 23,070
Printing and postage expenses Class A 162,362 39,428 256,247
SEC and state registration expenses 109,700 39,168 59,108
Transfer agent fees Class S 1,765,543 145,952 140,726
Transfer agent fees Class A 887,615 202,861 1,328,811
Trustees' fees 101,355 22,172 104,903
Other expenses 40,976 108,166 82,306
Total Expenses Before Reimbursement 25,297,996 3,703,788 17,608,272
Less:
Reimbursement from adviser (4,321,140) (79,787) —
Total Net Expenses 20,976,856 3,624,001 17,608,272
Net Investment Income/(Loss) 33,576,973 12,453,559 32,656,448
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 81,865,422 12,639,831 135,817,417
Affiliated investments 4,806,915 (206,321) (331,248)
In-kind redemptions — — —
Distributions of realized capital gains from
affiliated investments 13,186,064 — —
Futures contracts 72,160,006 994,163 61,555,956
Foreign currency transactions (1,544) 7,172 (115,866)
Swap agreements 112,635 (92,128) 73,187
Change in net unrealized appreciation/(depreciation) on:
Investments 205,998,926 37,950,170 248,658,866
Affiliated investments 209,550,214 7,283,464 22,647,718
Futures contracts 7,249,736 70,132 14,602,247
Foreign currency transactions 57,203 4,393 39,363
Swap agreements (646,231) (47,594) (394,699)
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 594,339,346 58,603,282 482,552,941
Net Increase/(Decrease) in Net Assets Resulting
From Operations $627,916,319 $71,056,841 $515,209,389
(a) Includes foreign capital gain taxes paid of $405,652.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$— $— $850,537 $— $24,071,988 $22,083,588 $54,810,439
1,985,098 8,761 42,727,849 48,431,891 264,560 26 2,715
— 1,836,105 — — — — —
87 — — — — — —
— — 303,776 151,268 7,077 — 42,404
312,595 — 933,484 1,058,785 1,670,968 3,129,347 2,760,598
— — — — — — —
— — — — (1,864,946) (55,072) (208,661)
2,297,780 1,844,866 44,815,646 49,641,944 24,149,647 25,157,889 57,407,495
211,367 196,321 2,548,315 3,435,272 5,167,933 17,769,151 10,345,986
87,316 85,008 189,966 251,948 210,226 553,459 469,182
53,227 39,433 43,017 44,304 73,181 52,956 52,752
6,166 2,723 12,858 13,022 415,520 26,028 56,923
2,485 — 805,348 570,201 273,461 1,232,065 755,663
3,537 3,448 5,132 5,913 5,396 9,406 8,768
— 48,937 — — — — —
10,619 11,484 52,922 59,951 14,625 156,480 80,398
4,399 — 63,874 51,676 42,267 63,183 43,760
30,378 18,940 51,631 87,953 41,195 121,112 99,693
43,139 34,712 250,326 610,316 80,644 1,579,232 1,373,238
4,405 — 291,305 235,264 256,086 405,085 277,684
12,955 11,289 34,367 41,992 25,242 72,920 63,571
26,909 15,917 73,629 55,554 174,107 32,903 31,671
496,902 468,212 4,422,690 5,463,366 6,779,883 22,073,980 13,659,289
(216,898) (232,626) — — (153,742) — —
280,004 235,586 4,422,690 5,463,366 6,626,141 22,073,980 13,659,289
2,017,776 1,609,280 40,392,956 44,178,578 17,523,506 3,083,909 43,748,206
(2,949,685) (619,171) (19,075,625) (15,479,971) 44,114,532
(a)
201,862,670 172,989,827
6,575 — — 23,494 — — 990
— — — — — — 71,795,706
— — — — — — —
(32,152) (12,363) — 2,009,951 5,548,866 — —
— — — — (244,089) — (22,631)
— — (1,034,050) (1,383,588) — — —
7,481,461 4,946,140 66,825,782 96,321,660 85,212,398 736,362,580 285,140,504
(6,575) — — (23,495) — — (990)
77,425 (12,903) — 948,335 596,569 — —
— — — — 43,593 — 30,342
— — (212,873) (284,830) — — —
— — — — (234,826) — —
4,577,049 4,301,703 46,503,234 82,131,556 135,037,043 938,225,250 529,933,748
$6,594,825 $5,910,983 $86,896,190 $126,310,134 $152,560,549 $941,309,159 $573,681,954

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2024
Limited Maturity Bond
Fund Mid Cap Growth Fund Mid Cap Stock Fund
Investment Income
Dividends $164,078 $157,097 $46,581,554
Taxable interest 53,233,387 — 40
Tax-Exempt interest — — —
Income from mortgage dollar rolls — — —
Affiliated income from securities loaned, net 53,478 891 6,356
Income from affiliated investments — 29,032 6,271,353
Non cash income from affiliated investments — — —
Foreign tax withholding — (98) —
Total Investment Income 53,450,943 186,922 52,859,303
Expenses
Adviser fees 3,591,930 239,513 23,990,904
Administrative service fees 297,084 83,762 762,689
Audit and legal fees 53,794 40,218 62,100
Custody fees 21,175 6,609 48,274
Distribution expenses Class A 291,075 — 3,607,244
Insurance expenses 6,881 3,427 13,256
Printing and postage expenses Class S 101,954 19,447 255,435
Printing and postage expenses Class A 61,198 — 168,395
SEC and state registration expenses 96,280 20,344 130,433
Transfer agent fees Class S 1,023,081 82,501 2,565,666
Transfer agent fees Class A 252,414 — 1,077,798
Trustees' fees 57,336 11,175 163,434
Other expenses 71,580 15,849 47,818
Total Expenses Before Reimbursement 5,925,782 522,845 32,893,446
Less:
Reimbursement from adviser — (235,429) —
Total Net Expenses 5,925,782 287,416 32,893,446
Net Investment Income/(Loss) 47,525,161 (100,494) 19,965,857
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (4,982,976) 1,505,288 162,682,159
Affiliated investments — — —
Class action settlements — — —
Distributions of realized capital gains from
affiliated investments — — —
Futures contracts — — —
Foreign currency transactions — — —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 59,530,849 5,819,910 782,491,971
Affiliated investments — — —
Futures contracts — — —
Foreign currency transactions — — —
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) 54,547,873 7,325,198 945,174,130
Net Increase/(Decrease) in Net Assets Resulting
From Operations $102,073,034 $7,224,704 $965,139,987
(b) These class action proceeds were received during the current year from the GSE Bonds Antitrust Litigation class action settlement which the Fund was party to due to previously held investments between 2009-2019.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
Opportunity
Income Plus
Fund
$853,195 $12,053,034 $15,745,503 $1,670,761 $1,502,366 $— $2,436,434
1,099 30,530,746 18,254,553 16,910,769 131,230,296 83,641 32,207,690
— — — — — 49,526,329 —
— 6,768 3,875 3,066 — — 3,796
19 48,758 37,997 22,926 — — 127,982
42,644 27,849,430 36,444,650 6,937,714 — — 3,354,670
— 29,831,616 36,017,549 12,224,067 — — 4,040,283
(1,503) (23,151) (31,295) (1,669) — — —
895,454 100,297,201 106,472,832 37,767,634 132,732,662 49,609,970 42,170,855
295,238 22,334,253 29,137,096 6,486,294 5,756,278 5,060,359 3,260,530
85,025 693,429 824,034 266,406 499,345 287,694 206,281
40,259 95,992 95,841 80,207 50,581 46,068 43,702
3,844 85,884 83,510 70,272 26,145 12,507 39,830
— 4,891,367 6,188,685 1,514,209 — 2,135,908 411,503
3,447 12,305 13,877 6,271 8,270 6,730 5,194
15,929 216,392 331,940 72,300 257,982 32,484 66,255
— 215,466 276,665 83,494 179,968 85,506 37,181
19,460 127,697 160,764 66,441 340,042 63,443 65,259
69,232 1,224,988 1,750,546 349,317 807,781 349,604 691,117
— 1,092,091 1,552,386 384,606 549,095 332,120 186,611
11,175 149,952 180,506 48,874 83,607 73,557 36,059
15,999 109,304 111,949 94,338 27,973 168,330 122,319
559,608 31,249,120 40,707,799 9,523,029 8,587,067 8,654,310 5,171,841
(205,323) (7,319,214) (10,256,842) (1,759,519) (345,344) (210,663) —
354,285 23,929,906 30,450,957 7,763,510 8,241,723 8,443,647 5,171,841
541,169 76,367,295 76,021,875 30,004,124 124,490,939 41,166,323 36,999,014
1,959,163 71,181,832 89,641,786 10,989,955 34,228 (9,066,859) (7,405,366)
— 13,234,628 9,555,832 588,635 — — (229,646)
— — — — 4,596
(b)
— —
— 22,426,050 32,467,721 4,916,521 — — —
— 71,112,452 88,019,186 12,765,480 — (171,002) 640,409
(42) (4,269) (1,558) (262) — — —
— 117,166 164,554 21,089 — — (572,533)
6,811,471 194,993,078 230,153,919 50,666,069 46,733 117,319,067 47,826,891
— 319,382,908 462,493,825 80,356,488 — — 7,398,519
— 10,130,167 6,874,079 3,047,520 — 1,096,935 586,093
5 87,869 98,436 26,172 — — —
— (747,081) (1,049,235) (134,467) — — (77,669)
8,770,597 701,914,800 918,418,545 163,243,200 85,557 109,178,141 48,166,698
$9,311,766 $778,282,095 $994,440,420 $193,247,324 $124,576,496 $150,344,464 $85,165,712

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2024
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $1,184,379 $34,633,483
Taxable interest 2 18,056
Affiliated income from securities loaned, net 321 104,607
Income from affiliated investments 260,738 3,709,026
Foreign tax withholding (8,904) (190,774)
Total Investment Income 1,436,536 38,274,398
Expenses
Adviser fees 1,821,083 18,119,687
Administrative service fees 117,346 581,353
Audit and legal fees 41,285 54,492
Custody fees 13,883 49,774
Distribution expenses Class A — 1,359,282
Insurance expenses 3,903 9,916
Printing and postage expenses Class S 66,133 301,252
Printing and postage expenses Class A — 78,848
SEC and state registration expenses 32,067 214,323
Transfer agent fees Class S 369,569 2,967,953
Transfer agent fees Class A — 537,271
Trustees' fees 11,289 119,963
Other expenses 16,786 37,301
Total Expenses Before Reimbursement 2,493,344 24,431,415
Less:
Reimbursement from adviser (313,210) —
Total Net Expenses 2,180,134 24,431,415
Net Investment Income/(Loss) (743,598) 13,842,983
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 13,942,278 127,209,401
Foreign currency transactions (248) (1,600)
Change in net unrealized appreciation/(depreciation)
on:
Investments 43,518,488 611,489,078
Net Realized and Unrealized Gains/(Losses) 57,460,518 738,696,879
Net Increase/(Decrease) in Net Assets Resulting
From Operations $56,716,920 $752,539,862

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
10/31/2024 10/31/2023 10/31/2024 10/31/2023
Operations
Net investment income/(loss) $33,576,973 $24,894,743 $12,453,559 $12,435,972
Net realized gains/(losses) 172,129,498 49,441,071 13,342,717 (5,377,959)
Change in net unrealized appreciation/(depreciation) 422,209,848 12,717,592 45,260,565 6,502,345
Net Change in Net Assets Resulting From Operations 627,916,319 87,053,406 71,056,841 13,560,358
Distributions to Shareholders
From income/realized gains Class S (42,820,105) (22,179,217) (5,657,426) (5,250,789)
From income/realized gains Class A (41,551,589) (23,931,846) (6,884,668) (6,719,736)
Total from income/realized gains (84,371,694) (46,111,063) (12,542,094) (11,970,525)
Total Distributions to Shareholders (84,371,694) (46,111,063) (12,542,094) (11,970,525)
Capital Stock Transactions
Class S
Sold 317,646,496 239,562,937 30,563,558 29,386,571
Issued in connection with merger – – – –
Distributions reinvested 42,765,037 22,145,520 5,459,628 5,058,890
Redeemed (216,285,576) (130,548,574) (37,566,339) (36,042,099)
Total Class S Capital Stock Transactions 144,125,957 131,159,883 (1,543,153) (1,596,638)
Class A
Sold 76,099,231 66,894,064 10,862,035 9,767,168
Distributions reinvested 41,453,501 23,886,139 6,694,101 6,532,609
Redeemed (132,776,010) (101,835,574) (36,701,182) (29,980,392)
Total Class A Capital Stock Transactions (15,223,278) (11,055,371) (19,145,046) (13,680,615)
Capital Stock Transactions 128,902,679 120,104,512 (20,688,199) (15,277,253)
Net Increase/(Decrease) in Net Assets 672,447,304 161,046,855 37,826,548 (13,687,420)
Net Assets, Beginning of Period 2,043,630,937 1,882,584,082 380,370,160 394,057,580
Net Assets, End of Period $2,716,078,241 $2,043,630,937 $418,196,708 $380,370,160
Capital Stock Share Transactions
Class S shares
Sold 16,982,035 14,635,351 2,252,462 2,330,924
Issued in connection with merger – – – –
Distributions reinvested 2,425,882 1,423,868 399,504 404,717
Redeemed (11,506,382) (7,954,825) (2,777,710) (2,864,607)
Total Class S share transactions 7,901,535 8,104,394 (125,744) (128,966)
Class A shares
Sold 4,124,807 4,139,421 802,157 773,371
Distributions reinvested 2,382,876 1,554,254 488,706 521,355
Redeemed (7,154,660) (6,283,965) (2,711,190) (2,375,833)
Total Class A share transactions (646,977) (590,290) (1,420,327) (1,081,107)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
10/31/2024 10/31/2023 10/31/2024 10/31/2023 10/31/2024 10/31/2023 10/31/2024 10/31/2023
$32,656,448 $32,205,786 $2,017,776 $2,757,471 $1,609,280 $1,281,385 $40,392,956 $37,946,106
196,999,446 70,544,905 (2,975,262) (4,056,063) (631,534) (1,223,811) (20,109,675) (14,763,458)
285,553,495 38,871,356 7,552,311 246,871 4,933,237 810,609 66,612,909 9,739,560
515,209,389 141,622,047 6,594,825 (1,051,721) 5,910,983 868,183 86,896,190 32,922,208
(23,469,674) (12,045,184) (1,945,675) (2,687,340) (1,609,284) (1,281,386) (20,909,616) (20,304,073)
(79,189,192) (41,870,284) (72,101) (70,130) – – (19,275,378) (18,403,866)
(102,658,866) (53,915,468) (2,017,776) (2,757,470) (1,609,284) (1,281,386) (40,184,994) (38,707,939)
(102,658,866) (53,915,468) (2,017,776) (2,757,470) (1,609,284) (1,281,386) (40,184,994) (38,707,939)
18,696,238 12,950,633 10,785,250 15,977,041 17,720,153 9,799,623 52,830,020 61,688,610
22,836,969 – – – – – – –
23,409,306 11,998,027 1,796,066 2,679,260 1,438,405 1,161,194 18,392,446 17,879,539
(22,047,223) (14,963,802) (63,850,817) (16,655,390) (12,901,416) (6,695,236) (121,113,802) (64,661,094)
42,895,290 9,984,858 (51,269,501) 2,000,911 6,257,142 4,265,581 (49,891,336) 14,907,055
23,564,157 22,931,909 6,809 – – – 10,318,413 13,384,310
78,207,779 41,350,659 69,265 67,788 – – 14,413,770 13,703,340
(158,897,780) (132,349,329) (382,222) (456,391) – – (40,524,033) (38,922,814)
(57,125,844) (68,066,761) (306,148) (388,603) – – (15,791,850) (11,835,164)
(14,230,554) (58,081,903) (51,575,649) 1,612,308 6,257,142 4,265,581 (65,683,186) 3,071,891
398,319,969 29,624,676 (46,998,600) (2,196,883) 10,558,841 3,852,378 (18,971,990) (2,713,840)
1,699,044,027 1,669,419,351 81,135,645 83,332,528 34,908,732 31,056,354 652,377,677 655,091,517
$2,097,363,996 $1,699,044,027 $34,137,045 $81,135,645 $45,467,573 $34,908,732 $633,405,687 $652,377,677
673,673 524,378 1,221,685 1,816,160 1,840,072 1,071,784 12,654,983 15,239,009
750,443 – – – – – – –
890,060 520,394 204,812 305,896 150,492 127,094 4,402,371 4,425,380
(787,839) (615,581) (7,312,267) (1,911,298) (1,353,737) (731,772) (29,154,796) (16,011,593)
1,526,337 429,191 (5,885,770) 210,758 636,827 467,106 (12,097,442) 3,652,796
859,022 949,740 782 – – – 2,477,492 3,311,820
3,021,883 1,819,041 7,907 7,734 – – 3,448,305 3,392,407
(5,778,896) (5,481,282) (44,192) (52,313) – – (9,727,900) (9,636,284)
(1,897,991) (2,712,501) (35,503) (44,579) – – (3,802,103) (2,932,057)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Income Fund International Allocation Fund
For the periods ended
10/31/2024 10/31/2023 10/31/2024 10/31/2023
Operations
Net investment income/(loss) $44,178,578 $36,620,838 $17,523,506 $20,630,629
Net realized gains/(losses) (14,830,114) (43,261,358) 49,419,309 (6,883,663)
Change in net unrealized appreciation/(depreciation) 96,961,670 32,648,902 85,617,734 81,420,040
Net Change in Net Assets Resulting From Operations 126,310,134 26,008,382 152,560,549 95,167,006
Distributions to Shareholders
From income/realized gains Class S (34,559,144) (27,254,266) (20,035,878) (14,754,826)
From income/realized gains Class A (9,270,553) (8,736,614) (2,936,931) (1,758,145)
Total from income/realized gains (43,829,697) (35,990,880) (22,972,809) (16,512,971)
Total Distributions to Shareholders (43,829,697) (35,990,880) (22,972,809) (16,512,971)
Capital Stock Transactions
Class S
Sold 279,315,820 126,566,476 4,955,067 9,214,328
Distributions reinvested 34,137,694 26,865,060 20,031,769 14,705,561
Redeemed (145,886,796) (107,659,310) (56,428,625) (148,792,939)
In-kind redemptions – – – –
Total Class S Capital Stock Transactions 167,566,718 45,772,226 (31,441,789) (124,873,050)
Class A
Sold 22,341,937 15,280,045 2,743,047 3,096,788
Distributions reinvested 8,342,275 7,835,835 2,873,520 1,717,426
Redeemed (36,228,412) (38,073,621) (15,840,383) (13,645,464)
Total Class A Capital Stock Transactions (5,544,200) (14,957,741) (10,223,816) (8,831,250)
Capital Stock Transactions 162,022,518 30,814,485 (41,665,605) (133,704,300)
Net Increase/(Decrease) in Net Assets 244,502,955 20,831,987 87,922,135 (55,050,265)
Net Assets, Beginning of Period 875,133,491 854,301,504 686,859,227 741,909,492
Net Assets, End of Period $1,119,636,446 $875,133,491 $774,781,362 $686,859,227
Capital Stock Share Transactions
Class S shares
Sold 34,540,001 16,069,688 470,186 958,555
Distributions reinvested 4,222,850 3,415,146 1,963,899 1,635,769
Redeemed (18,116,813) (13,710,487) (5,300,805) (15,666,789)
In-kind redemptions – – – –
Total Class S share transactions 20,646,038 5,774,347 (2,866,720) (13,072,465)
Class A shares
Sold 2,750,626 1,935,698 261,296 325,407
Distributions reinvested 1,031,885 994,979 283,105 191,891
Redeemed (4,498,784) (4,851,447) (1,509,381) (1,440,942)
Total Class A share transactions (716,273) (1,920,770) (964,980) (923,644)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Mid Cap Growth Fund
10/31/2024 10/31/2023 10/31/2024 10/31/2023 10/31/2024 10/31/2023 10/31/2024 10/31/2023
$3,083,909 $3,783,246 $43,748,206 $39,721,342 $47,525,161 $40,324,955 $(100,494) $(88,504)
201,862,670 76,593,882 244,763,892 38,214,173 (4,982,976) (13,686,700) 1,505,288 (1,761,695)
736,362,580 285,645,281 285,169,856 (67,765,352) 59,530,849 40,123,368 5,819,910 922,631
941,309,159 366,022,409 573,681,954 10,170,163 102,073,034 66,761,623 7,224,704 (927,568)
(59,397,075) (96,356,512) (63,714,225) (96,462,756) (39,509,522) (33,335,170) – –
(15,130,834) (26,208,208) (9,361,419) (17,004,838) (8,356,441) (7,578,428) – –
(74,527,909) (122,564,720) (73,075,644) (113,467,594) (47,865,963) (40,913,598) – –
(74,527,909) (122,564,720) (73,075,644) (113,467,594) (47,865,963) (40,913,598) – –
354,550,178 264,773,008 380,118,691 241,711,157 327,921,345 254,963,177 9,819,859 10,223,106
59,327,614 96,258,278 63,677,386 96,387,762 39,211,480 33,021,015 – –
(271,214,332) (150,611,743) (217,422,686) (166,414,334) (344,963,230) (370,050,065) (8,439,467) (4,443,555)
– – (89,708,108) – – – – –
142,663,460 210,419,543 136,665,283 171,684,585 22,169,595 (82,065,873) 1,380,392 5,779,551
54,662,320 36,469,488 13,341,405 18,746,557 42,383,190 33,810,563 – –
14,941,885 25,832,502 9,185,168 16,684,149 8,145,681 7,377,915 – –
(59,202,972) (40,012,031) (41,539,397) (40,923,351) (73,179,352) (90,826,642) – –
10,401,233 22,289,959 (19,012,824) (5,492,645) (22,650,481) (49,638,164) – –
153,064,693 232,709,502 117,652,459 166,191,940 (480,886) (131,704,037) 1,380,392 5,779,551
1,019,845,943 476,167,191 618,258,769 62,894,509 53,726,185 (105,856,012) 8,605,096 4,851,983
2,134,382,840 1,658,215,649 1,907,954,461 1,845,059,952 1,293,104,661 1,398,960,673 25,115,444 20,263,461
$3,154,228,783 $2,134,382,840 $2,526,213,230 $1,907,954,461 $1,346,830,846 $1,293,104,661 $33,720,540 $25,115,444
17,938,044 17,534,838 13,165,981 9,151,509 26,751,985 21,446,616 708,854 823,298
3,427,361 7,549,669 2,279,354 3,726,865 3,199,387 2,774,340 – –
(13,716,496) (10,067,827) (7,400,041) (6,349,492) (28,260,140) (31,123,343) (607,898) (361,063)
– – (3,243,243) – – – – –
7,648,909 15,016,680 4,802,051 6,528,882 1,691,232 (6,902,387) 100,956 462,235
3,297,968 2,861,724 457,605 715,424 3,463,781 2,842,538 – –
1,021,319 2,378,676 332,016 651,176 664,774 619,728 – –
(3,554,615) (3,185,232) (1,439,902) (1,576,428) (5,995,765) (7,638,751) – –
764,672 2,055,168 (650,281) (209,828) (1,867,210) (4,176,485) – –

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

3
Mid Cap Stock Fund Mid Cap Value Fund
For the periods ended
10/31/2024 10/31/2023 10/31/2024 10/31/2023
Operations
Net investment income/(loss) $19,965,857 $15,637,665 $541,169 $438,965
Net realized gains/(losses) 162,682,159 46,965,492 1,959,121 (388,128)
Change in net unrealized appreciation/(depreciation) 782,491,971 (222,659,008) 6,811,476 (1,808,111)
Net Change in Net Assets Resulting From Operations 965,139,987 (160,055,851) 9,311,766 (1,757,274)
Distributions to Shareholders
From income/realized gains Class S (38,114,594) (58,545,604) (375,936) (660,441)
From income/realized gains Class A (21,786,462) (41,269,141) – –
Total from income/realized gains (59,901,056) (99,814,745) (375,936) (660,441)
Total Distributions to Shareholders (59,901,056) (99,814,745) (375,936) (660,441)
Capital Stock Transactions
Class S
Sold 470,718,514 757,077,304 11,061,181 23,818,964
Distributions reinvested 36,785,918 56,909,692 375,034 658,541
Redeemed (869,980,350) (456,184,769) (13,869,214) (8,643,735)
Total Class S Capital Stock Transactions (362,475,918) 357,802,227 (2,432,999) 15,833,770
Class A
Sold 51,873,184 58,555,487 – –
Distributions reinvested 21,511,053 40,779,738 – –
Redeemed (167,170,285) (140,978,027) – –
Total Class A Capital Stock Transactions (93,786,048) (41,642,802) – –
Capital Stock Transactions (456,261,966) 316,159,425 (2,432,999) 15,833,770
Net Increase/(Decrease) in Net Assets 448,976,965 56,288,829 6,502,831 13,416,055
Net Assets, Beginning of Period 3,509,904,533 3,453,615,704 33,235,865 19,819,810
Net Assets, End of Period $3,958,881,498 $3,509,904,533 $39,738,696 $33,235,865
Capital Stock Share Transactions
Class S shares
Sold 13,352,858 23,526,496 665,393 1,538,010
Distributions reinvested 1,075,472 1,837,820 22,552 44,458
Redeemed (24,470,720) (14,171,359) (827,618) (570,392)
Total Class S share transactions (10,042,390) 11,192,957 (139,673) 1,012,076
Class A shares
Sold 1,725,047 2,144,775 – –
Distributions reinvested 745,409 1,554,485 – –
Redeemed (5,577,952) (5,176,333) – –
Total Class A share transactions (3,107,496) (1,477,073) – –

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund Money Market Fund
10/31/2024 10/31/2023 10/31/2024 10/31/2023 10/31/2024 10/31/2023 10/31/2024 10/31/2023
$76,367,295 $64,632,287 $76,021,875 $56,039,211 $30,004,124 $28,121,738 $124,490,939 $63,707,604
178,067,859 37,617,128 219,847,521 72,254,739 29,281,418 (3,443,821) 38,824 28,430
523,846,941 32,997,687 698,571,024 30,076,075 133,961,782 7,565,922 46,733 129,175
778,282,095 135,247,102 994,440,420 158,370,025 193,247,324 32,243,839 124,576,496 63,865,209
(53,072,016) (29,393,312) (59,525,874) (41,460,132) (14,661,384) (12,740,809) (89,736,486) (41,187,115)
(59,096,017) (33,666,767) (83,228,434) (64,438,498) (16,372,909) (14,940,093) (34,754,453) (22,520,489)
(112,168,033) (63,060,079) (142,754,308) (105,898,630) (31,034,293) (27,680,902) (124,490,939) (63,707,604)
(112,168,033) (63,060,079) (142,754,308) (105,898,630) (31,034,293) (27,680,902) (124,490,939) (63,707,604)
343,682,238 273,177,762 627,072,321 304,728,024 97,999,391 90,541,530 2,259,761,119 1,767,155,330
52,882,437 29,271,491 59,423,478 41,402,758 14,585,386 12,663,902 88,008,943 40,518,839
(326,319,038) (243,659,958) (322,281,354) (211,282,810) (126,293,533) (116,999,075) (1,650,286,495) (939,031,035)
70,245,637 58,789,295 364,214,445 134,847,972 (13,708,756) (13,793,643) 697,483,567 868,643,134
105,456,555 91,749,025 130,319,609 111,864,279 29,855,979 27,573,179 527,558,298 475,704,180
58,701,042 33,417,443 82,920,789 64,180,574 16,190,355 14,779,832 34,041,892 22,203,228
(253,268,932) (222,666,639) (291,233,399) (228,696,146) (109,131,392) (94,138,180) (436,115,397) (290,855,713)
(89,111,335) (97,500,171) (77,993,001) (52,651,293) (63,085,058) (51,785,169) 125,484,793 207,051,695
(18,865,698) (38,710,876) 286,221,444 82,196,679 (76,793,814) (65,578,812) 822,968,360 1,075,694,829
647,248,364 33,476,147 1,137,907,556 134,668,074 85,419,217 (61,015,875) 823,053,917 1,075,852,434
3,153,436,578 3,119,960,431 3,598,904,484 3,464,236,410 1,032,021,683 1,093,037,558 2,021,751,416 945,898,982
$3,800,684,942 $3,153,436,578 $4,736,812,040 $3,598,904,484 $1,117,440,900 $1,032,021,683 $2,844,805,333 $2,021,751,416
22,059,718 19,630,367 36,696,212 20,115,881 7,725,062 7,731,546 2,259,769,341 1,767,155,330
3,437,142 2,129,279 3,668,949 2,855,991 1,145,323 1,090,154 88,008,943 40,518,839
(21,031,089) (17,482,700) (18,862,036) (13,927,636) (10,032,134) (9,982,464) (1,650,286,493) (939,031,034)
4,465,771 4,276,946 21,503,125 9,044,236 (1,161,749) (1,160,764) 697,491,791 868,643,135
6,827,609 6,616,035 7,720,605 7,475,085 2,368,973 2,357,782 527,558,298 475,704,181
3,839,221 2,441,896 5,174,979 4,471,257 1,276,633 1,277,184 34,041,892 22,203,228
(16,377,247) (16,063,339) (17,231,695) (15,225,203) (8,689,267) (8,057,282) (436,123,619) (290,855,713)
(5,710,417) (7,005,408) (4,336,111) (3,278,861) (5,043,661) (4,422,316) 125,476,571 207,051,696

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Municipal Bond Fund
For the periods ended
10/31/2024 10/31/2023
Operations
Net investment income/(loss) $41,166,323 $40,917,834
Net realized gains/(losses) (9,237,861) (17,857,019)
Change in net unrealized appreciation/(depreciation) 118,416,002 (1,950,121)
Net Change in Net Assets Resulting From Operations 150,344,464 21,110,694
Distributions to Shareholders
From income/realized gains Class S (13,513,124) (12,790,915)
From income/realized gains Class A (28,424,023) (29,702,251)
Total from income/realized gains (41,937,147) (42,493,166)
Total Distributions to Shareholders (41,937,147) (42,493,166)
Capital Stock Transactions
Class S
Sold 95,589,275 73,802,170
Issued in connection with merger – –
Distributions reinvested 12,727,181 12,208,899
Redeemed (84,259,204) (94,277,962)
Total Class S Capital Stock Transactions 24,057,252 (8,266,893)
Class A
Sold 21,964,306 26,037,716
Distributions reinvested 24,689,089 25,829,225
Redeemed (143,145,378) (131,732,461)
Total Class A Capital Stock Transactions (96,491,983) (79,865,520)
Capital Stock Transactions (72,434,731) (88,132,413)
Net Increase/(Decrease) in Net Assets 35,972,586 (109,514,885)
Net Assets, Beginning of Period 1,171,100,041 1,280,614,926
Net Assets, End of Period $1,207,072,627 $1,171,100,041
Capital Stock Share Transactions
Class S shares
Sold 9,315,823 7,339,132
Issued in connection with merger – –
Distributions reinvested 1,240,063 1,218,808
Redeemed (8,241,516) (9,394,390)
Total Class S share transactions 2,314,370 (836,450)
Class A shares
Sold 2,141,262 2,588,996
Distributions reinvested 2,405,791 2,577,620
Redeemed (13,989,976) (13,153,839)
Total Class A share transactions (9,442,923) (7,987,223)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
10/31/2024 10/31/2023 10/31/2024 10/31/2023 10/31/2024 10/31/2023
$36,999,014 $31,559,595 $(743,598) $(368,384) $13,842,983 $12,000,555
(7,567,136) (27,300,663) 13,942,030 (22,994,767) 127,207,801 (84,437,583)
55,733,834 17,975,769 43,518,488 (1,853,035) 611,489,078 (131,119,706)
85,165,712 22,234,701 56,716,920 (25,216,186) 752,539,862 (203,556,734)
(29,365,235) (23,442,366) – – (10,110,574) (110,291,716)
(7,782,792) (8,364,873) – – (2,293,615) (58,434,840)
(37,148,027) (31,807,239) – – (12,404,189) (168,726,556)
(37,148,027) (31,807,239) – – (12,404,189) (168,726,556)
232,809,660 134,124,233 67,115,383 107,624,657 1,192,604,153 1,280,714,475
48,220,844 – – – – –
28,803,389 22,932,275 – – 9,678,456 106,801,957
(145,736,413) (118,858,425) (89,208,602) (39,027,943) (892,422,857) (569,878,727)
164,097,480 38,198,083 (22,093,219) 68,596,714 309,859,752 817,637,705
6,925,967 9,228,256 – – 27,698,501 36,298,830
7,125,709 7,686,354 – – 2,268,186 57,810,100
(31,859,363) (32,119,432) – – (75,806,731) (52,346,312)
(17,807,687) (15,204,822) – – (45,840,044) 41,762,618
146,289,793 22,993,261 (22,093,219) 68,596,714 264,019,708 859,400,323
194,307,478 13,420,723 34,623,701 43,380,528 1,004,155,381 487,117,033
646,703,428 633,282,705 190,428,256 147,047,728 2,277,016,773 1,789,899,740
$841,010,906 $646,703,428 $225,051,957 $190,428,256 $3,281,172,154 $2,277,016,773
26,047,998 15,296,544 3,991,376 6,902,776 39,686,299 46,617,018
5,286,593 – – – – –
3,204,545 2,617,459 – – 324,998 4,070,546
(16,232,829) (13,578,387) (5,274,632) (2,536,226) (29,797,328) (20,794,428)
18,306,307 4,335,616 (1,283,256) 4,366,550 10,213,969 29,893,136
773,468 1,050,344 – – 1,250,540 1,785,495
793,905 877,118 – – 104,285 3,013,435
(3,566,368) (3,669,509) – – (3,478,407) (2,600,181)
(1,998,995) (1,742,047) – – (2,123,582) 2,198,749

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 23 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, nine equity Funds, six fixed-income Funds and one money market Fund. This report includes 22 of the Funds while Diversified Income Plus has a fiscal year end on a calendar-year basis and is presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Mergers
— At a meeting held on August 1, 2024, shareholders of Thrivent Multidimensional Income Fund (the “Target Fund”) approved the merger of the Target Fund into Thrivent Opportunity Income Plus (the “Acquiring Fund”).  The merger occurred at the close of business on August 16, 2024. Acquisition of the assets and liabilities of the Target Fund by the Acquiring Fund were followed by the distribution of the
Acquiring Fund's shares to the Target Fund's shareholders. The merger shares issued of the Acquiring Fund in the amount of 5,286,593.15 are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of August 16, 2024, the net assets of the Target Fund were comprised of the following:
At a meeting held on October 17, 2024, shareholders of Thrivent Low Volatility Equity (the “Target Fund”) approved the merger of the Target
Fund into Thrivent Global Stock (the “Acquiring Fund”).  The merger occurred at the close of business on October 24, 2024. Acquisition of the assets and liabilities of the Target Fund by the Acquiring Fund were followed by the distribution of the Acquiring Fund's shares to the Target
Fund's shareholders. The merger shares issued of the Acquiring Fund in the amount of 750,442.957 are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of October 24, 2024, the net assets of the Target Fund were comprised of the following:
In the event of a capital loss carryover, the Target Fund's capital loss carryover is carried over to the Acquiring Fund. The amount, if any, and applicable limitations are disclosed in Note (4) Tax Information.
Assuming the mergers had been completed on November 1, 2023, the Acquiring Funds' pro-forma results of operations for the year ended October 31, 2024 would be the following:
Fund Description Net Assets as of August 16, 2024
Thrivent Opportunity Income Plus Acquiring Fund $800,021,847
Thrivent Multidimensional Income Target Fund  $48,220,844
Thrivent Opportunity Income Plus After Acquisition  $848,242,691
Target Fund
Unrealized
(Depreciation)
Undistributed Net
Investment (Loss)
Accumulated Net
Realized (Losses)
Capital
Stock
Thrivent Multidimensional Income $(1,106,847) $(139,596)       $(7,771,781)   $57,239,068
Fund Description Net Assets as of October 24, 2024
Thrivent Global Stock Acquiring Fund $2,108,780,551
Thrivent Low Volatility Equity      Target Fund  $22,836,969
Thrivent Global Stock After Acquisition  $2,131,617,520
Target Fund
Unrealized
Appreciation
Undistributed Net
Investment (Loss)
Accumulated Net
Realized Gains
Capital
Stock
Thrivent Low Volatility Equity  $1,998,661 $(153,902) $128,787   $20,863,423

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

The financial statements reflect the operations of the Acquiring Funds for the period prior to the mergers and the combined Funds for the period subsequent to the mergers.  Because the combined Funds have been managed as a single Fund since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Multidimensional Income and Thrivent Low Volatility Equity that have been included in the Acquiring Funds' Statement of Operations since the mergers were completed.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond and Limited Maturity Bond, which
have a 12b-1 fee of 0.125%, and Money Market, which does not have a 12b-1 fee.  Class A shares have a maximum front-end
sales load of 4.50%, although some Funds have a reduced or
no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond, Mid
Cap Growth, Mid Cap Value, and Small Cap Growth offer only Class
S Shares, all other of the 19 Funds of the Trust offer Class A and
Class S shares. Class A shares of Government Bond are closed to all purchases and exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.  Valuing securities held by Money Market on the basis of amortized cost (which
approximates market value) involves a constant amortization of premium or accretion of discount to maturity. Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV
Acquiring Fund
Net Change
in Unrealized
Appreciation/
(Depreciation) Net Investment Income
Net Gains/(Losses) on
Investments
Net Increase in Net
Assets from Operations
Thrivent Opportunity Income Plus $58,575,709 $38,363,370 $(9,472,116) $87,466,963
Thrivent Global Stock  286,766,663 33,121,760   200,587,133 520,475,556

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private
Funds held by the Funds, if the NAV of the Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2024, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
The dividend distribution schedule is as follows:
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily  Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the year ended October 31, 2024, none of the Funds
invested in options.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2024, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, Municipal Bond,
and Opportunity Income Plus used treasury futures to manage
the duration and yield curve exposure of the Fund versus the benchmark.
During the year ended October 31, 2024, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
During the year ended October 31, 2024, Aggressive Allocation,
Balanced Income Plus, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended October 31, 2024, Balanced Income
Plus, High Yield, Income, and Opportunity Income Plus used CDX

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

Indices (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap is a
swap agreement between two parties to exchange the total return of a particular reference asset. A total rate of return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the year ended October 31, 2024, Aggressive Allocation,
Balanced Income Plus, Global Stock, Moderately Aggressive
Allocation, Moderate Allocation, and Moderately Conservative
Allocation used total rate of return swaps to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 243,000,000 – 243,000,000 243,000,000 – – –

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended October 31, 2024, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— International Allocation received
proceeds of $69,181.42 on September 19, 2022 in connection with a
Settlement Agreement with Satyam Computer Services Ltd., which has now merged with Tech Mahindra Limited (“Tech Mahindra”).
As part of the Settlement Agreement, International Allocation must indemnify Tech Mahindra for any tax liability owed in relation to the settlement payments, up to a maximum of $31,566.22, or
50% of the gross settlement consideration paid to the Fund. This loss contingency has not been accrued as a liability because the amount of potential indemnity and the likelihood of loss cannot be reasonably estimated and management does not expect that the
Fund’s assets will be subject to a loss contingency.
In the event of adversary action proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2024, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of October 31, 2024, the Funds have the following unfunded bank loan commitments:
Private Equity Funds
— Typically, when a Fund invests in a
Private Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Fund. The capital commitment may be drawn by the general partner of the Private Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Fund’s overall capital commitment that has not yet been called by the general partner. Unfunded commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Fund. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of October 31, 2024, private equity capital commitments were as follows:
Line of Credit
— Each Fund (with the exception of Money Market),
along with other portfolios managed by the investment adviser or an affiliate, participates in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by
State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 17, 2024 unless extended
by mutual agreement of State Street Bank and Trust Company
and the Funds.  The Funds had no borrowings during the year
ended October 31, 2024.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Fund
USI, Inc./NY, Term Loan $881,293
Total $881,293
Fund
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $153,500,000 $127,202,627 17.13%
Moderate Allocation 155,000,000 126,723,842 18.24%
Moderately Aggressive
Allocation 190,500,000 157,565,853 17.29%
Moderately Conservative
Allocation 29,000,000 23,770,548 18.03%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

In-kind Redemptions
—  During the year ended October 31, 2024, Goldman Sachs Asset Management LP made an in-kind redemption
(“in-kind redemption”) of its shares of Large Cap Value (the "underlying fund"). The underlying fund distributed fund securities and cash as payment for the redemption of these fund shares. For financial reporting purposes, the underlying fund recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. The underlying fund recognizes a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying fund as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying fund.
These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
 * Effective 1/1/2024, the advisory fee on Money Market as a percent of average daily net assets over $1,500,000,000 rate changed from
0.250% to 0.200%.
Underlying
Fund
Underlying
Shares
Redeemed Date
In-kind
Amount
Realized
Gain/(Loss)
Large Cap Value  3,243,243.243 1/12/2024 $89,708,108 $71,795,706
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M
Over $1,500 to
$2,000M  Over $2,000M
International Allocation 0.700%
 0.650%
 0.625%  0.600% 0.600%
Money Market* 0.250% 0.250% 0.250% 0.200% 0.200%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.625% 0.600% 0.600% 0.600%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

Expense Reimbursements
— For the year ended October 31,
2024, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the year ended October 31, 2024, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
*Expense cap of 0.97% was effective on January 1, 2024. Prior expense cap of 0.99% expired on December 31, 2023.
**Expense cap of 0.66% was effective on October 25, 2024. Prior to this date, there was no cap.
***Expense cap of 0.80% was effective on March 1, 2024. Prior expense cap of 0.75% expired on February 29, 2024.
****Expense cap of 1.04% was effective on February 29, 2024.
Prior to this date, there was no cap.
Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Subject to certain limitations, all Funds in the Trust except for
Money Market may invest in other Funds, Thrivent Cash Management
Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees incurred by the
Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.  There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond and
Limited Maturity Bond, which have a 12b-1 fee of 0.125%, and
Money Market, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the year ended October
31, 2024, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $634,209 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 ($70,000 prior to January 1, 2024) plus
0.017% of the Fund's average daily net assets to Thrivent Asset
Mgt. These fees are accrued daily and paid monthly. For the year ended October 31, 2024, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $7,622,185 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the year ended October 31, 2024, Thrivent
Investor Services received $28,461,664 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent
Mutual Funds. Money Market is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Fund Class A Class S
Expiration
Date
Money Market 0.05% N/A 2/28/2025
Fund Class A Class S
Expiration
Date
Balanced Income Plus 0.97%* N/A 2/28/2025
Global Stock N/A 0.66%** 2/28/2025
Government Bond 0.80%*** 0.52% 2/28/2025
High Income Municipal
Bond N/A 0.60% 2/28/2025
International Allocation 1.17% N/A 2/28/2025
Large Cap Growth 1.04%**** N/A 2/28/2025
Mid Cap Growth N/A 0.90% 2/28/2025
Mid Cap Value N/A 0.90% 2/28/2025
Municipal Bond N/A 0.51% 2/28/2025
Small Cap Growth N/A 0.95% 2/28/2025

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $988,224 in fees from the Trust for the Funds covered in this shareholder report for the year ended October 31, 2024. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.  This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.  For the year ended October 31, 2024, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.17% 0.17% 2/28/2025
Moderate Allocation 0.20% 0.20% 2/28/2025
Moderately Aggressive 0.23% 0.23% 2/28/2025
Allocation
Moderately Conservative 0.16% 0.16% 2/28/2025
Allocation
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended October 31, 2024, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences recognizing certain gains and losses on investment transactions, such as wash sales,  unrealized and realized activity related to derivatives, treatment of passive foreign investment companies, partnerships, real estate investment trusts, late year ordinary loss deferrals, deferred compensation and amortization of callable bonds.  At the end of the year, reclassifications between net asset accounts are made for differences that are permanent in nature.
These permanent differences primarily relate to the tax treatment of foreign capital gains tax, partnerships, in-kind redemptions, net operating losses, passive foreign investment companies, perpetual debt, sales of callable bonds, and utilization of earnings and profits distributed to shareholders on redemption of shares.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund Class A Class S
Expiration
Date
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation ($9,637,419) $9,637,419
Balanced Income Plus 1,101 (1,101)
Global Stock (5,973,640) 5,973,640
Large Cap Growth (7,999,387) 7,999,387
Large Cap Value (79,352,211) 79,352,211
Mid Cap Growth 87,153 (87,153)
Mid Cap Stock (14,854,402) 14,854,402
Mid Cap Value (248,669) 248,669
Moderate Allocation (10,786,279) 10,786,279
Moderately Aggressive
Allocation (12,262,670) 12,262,670
Moderately Conservative
Allocation 632 (632)
Opportunity Income Plus 7,151 (7,151)
Small Cap Growth 449,536 (449,536)
Small Cap Stock 131,758 (131,758)
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $59,236,047 $ 132,617,259
Balanced Income Plus 984,442 7,268,587
Global Stock 74,677,973 152,362,731
Government Bond 12,794 –
High Income Municipal Bond
b
16,794 –
High Yield 153,669 –
Income 14,262 –

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

At October 31, 2024, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2024, capital loss carryovers utilized by the
Funds were as follows:
At October 31, 2024, the following Funds deferred, on a tax basis, the following Late Year Ordinary Losses:
These amounts are deferred for tax purposes, and are deemed to occur on the first day of the following fiscal year.
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
International Allocation 20,991,335 –
Large Cap Growth 44,533,229 156,958,877
Large Cap Value 48,625,888 153,959,747
Limited Maturity Bond 431,940 –
Mid Cap Stock 14,304,045 149,098,211
Mid Cap Value 300,619 1,617,441
Moderate Allocation 51,352,321 136,311,173
Moderately Aggressive
Allocation 95,367,558 168,784,819
Moderately Conservative
Allocation 3,161,579 3,571,205
Money Market 71,585 –
Municipal Bond
b
36,538 –
Opportunity Income Plus 21,643 –
Small Cap Stock 9,630,858 45,519,793
a Undistributed Ordinary Income includes income derived
from short-term capital gains, if any.
b High Income Municipal Bond and Municipal Bond
undistributed ordinary income is primarily exempt from
federal income taxes.
Fund
Capital Loss
Carryover
Global Stock* $ 5,799,078
Government Bond* 12,067,326
High Income Municipal Bond 2,440,098
High Yield 110,099,490
Income 79,770,218
International Allocation* 30,308,910
Limited Maturity Bond 22,353,586
Mid Cap Growth 1,914,625
Municipal Bond 74,346,997
Opportunity Income Plus* 80,745,708
Small Cap Growth 20,933,433
Fund
Capital Loss
Carryover
Balanced Income Plus 5,654,086
Global Stock 320,623
International Allocation 44,093,041
Mid Cap Growth 1,492,000
Mid Cap Value 203,638
Moderately Conservative
Allocation 29,165,733
Small Cap Growth 12,697,970
Small Cap Stock 74,452,983
Fund Ordinary Losses
Mid Cap Growth 88,342
Small Cap Growth 723,281

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

The tax character of distributions paid during the years ended October 31, 2024 and 2023 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2024, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of October 31, 2024, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
Tax-Exempt Income Ordinary Income
(a)
Long-Term Capital Gain
Fund
10/31/2024 10/31/2023 10/31/2024 10/31/2023 10/31/2024 10/31/2023
Aggressive Allocation $– $– $30,701,382 $14,969,831 $53,670,312 $31,141,232
Balanced Income Plus – – 12,542,094 11,970,525 – –
Global Stock – – 33,484,186 17,360,765 69,174,680 36,554,703
Government Bond – – 2,017,776 2,757,470 – –
High Income Municipal Bond 1,601,567 1,273,922 7,717 7,464 – –
High Yield – – 40,184,994 38,707,939 – –
Income – – 43,829,697 35,990,880 – –
International Allocation – – 22,972,809 16,512,971 – –
Large Cap Growth – – – – 74,527,909 122,564,720
Large Cap Value – – 35,219,720 34,103,570 37,855,924 79,364,024
Limited Maturity Bond – – 47,865,963 40,913,598 – –
Mid Cap Stock – – 15,984,401 10,762,235 43,916,655 89,052,510
Mid Cap Value – – 375,936 232,093 – 428,348
Moderate Allocation – – 79,560,657 63,060,079 32,607,376 –
Moderately Aggressive Allocation – – 66,866,601 38,504,584 75,887,707 67,394,046
Moderately Conservative Allocation – – 31,034,293 27,680,902 – –
Money Market – – 124,477,443 63,707,604 13,496 –
Municipal Bond 41,865,711 42,389,550 71,436 103,616 – –
Opportunity Income Plus – – 37,148,027 31,807,239 – –
Small Cap Stock – – 12,404,189 30,940,239 – 137,786,317
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $766,427 $669,917
Balanced Income Plus 151,062 168,835
Global Stock 973,872 1,000,091
Government Bond 915 5,131
High Income Municipal Bond 34,711 29,287
High Yield 343,126 403,883
Income 456,529 296,613
International Allocation 656,374 687,035
Large Cap Growth 1,250,362 1,198,138
Large Cap Value 781,174 644,224
Limited Maturity Bond 654,483 653,405
Mid Cap Growth 21,110 20,157
Mid Cap Stock 1,652,015 2,088,778
Mid Cap Value 23,274 25,775
Moderate Allocation 794,784 870,628
Moderately Aggressive Allocation 1,166,823 1,026,566
Moderately Conservative Allocation 173,514 273,060
Municipal Bond 337,779 408,005
Opportunity Income Plus 401,917 316,736
Small Cap Growth 150,220 172,423
Small Cap Stock 1,726,189 1,551,249
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $338,495 $337,682
Balanced Income Plus 142,308 138,557
In thousands
Fund Purchases
Sales/
Paydowns
Government Bond 193,440 241,170
Income 143,311 137,086
Limited Maturity Bond 164,797 166,134
Moderate Allocation 768,550 733,018
Moderately Aggressive Allocation 409,820 388,797
Moderately Conservative Allocation 360,133 367,122
Opportunity Income Plus 459,101 446,865
Fund
Number of
Securities
Percent of Fund's
Net Assets
Aggressive Allocation 6 1.13%
Balanced Income Plus 3 0.05%
High Income Municipal Bond 1 0.28%
High Yield 2 0.00%
Income 3 0.05%
Limited Maturity Bond 1 0.01%
Moderate Allocation 7 0.89%
Moderately Aggressive
Allocation 7 0.81%
Moderately Conservative
Allocation 6 0.63%
Municipal Bond 1 0.06%
Opportunity Income Plus 3 0.10%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2024, the following Funds
engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective Fund's net assets:
During the year ended October 31, 2024, the following Funds
engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective Fund's net assets:
(7) RELATED PARTY TRANSACTIONS
As of October 31, 2024, no Funds (other than the Thrivent Asset
Allocation Funds) held shares in excess of 5% of Thrivent Mutual
Funds.
As of October 31, 2024, retirement plans sponsored by Thrivent
Financial for Lutherans collectively held the following shares in excess of 5% of Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of October 31, 2024, the following
Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors
Fund Purchase Amount
Aggressive Allocation  $24,235,063
Mid Cap Value 786,643
Moderately Aggressive Allocation 43,627,705
Small Cap Growth 2,139,483
Small Cap Stock 119,142,636
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Aggressive Allocation $4,940,757 $222,622
Balanced Income Plus 3,434,716 295,957
Global Stock 1,021,393 548
Moderately Aggressive Allocation 3,848,459 155,705
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 12,924,036 9.5%
Income 9,350,339 6.8%
Moderate Allocation 12,266,041 5.3%
Fund Sector
% of Total
Net Assets
Government Bond Mortgage-Backed Securities 38.6%
Government Bond U.S. Government & Agencies 33.3%
High Income Municipal
Bond Education 28.4%
Income Financials 34.4%
Large Cap Growth Information Technology 41.0%
Limited Maturity Bond Financials 32.1%
Mid Cap Growth Information Technology 25.8%
Municipal Bond Transportation 26.5%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences
for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total rate of return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payments obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Funds owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Funds may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Fund away from an Affiliated Fund could cause the
Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Fund. As a result, the Fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. The Fund is not a bank account and an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated
period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments;
preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities;
generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2024

because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class S Shares
Year Ended 10/31/2024 $ 15.99 $ 0.26 $ 4.53 $ 4.79 $ (0.25) $ (0.41)
Year Ended 10/31/2023 15.65 0.21 0.52 0.73 (0.13) (0.26)
Year Ended 10/31/2022 21.04 0.14 (3.54) (3.40) (0.22) (1.77)
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Class A Shares
Year Ended 10/31/2024 15.79 0.23 4.46 4.69 (0.22) (0.41)
Year Ended 10/31/2023 15.45 0.19 0.52 0.71 (0.11) (0.26)
Year Ended 10/31/2022 20.79 0.09 (3.47) (3.38) (0.19) (1.77)
Year Ended 10/31/2021 15.41 0.03 5.88 5.91 (0.06) (0.47)
Year Ended 10/31/2020 15.60 0.08 0.71 0.79 (0.13) (0.85)
Balanced Income Plus Fund
Class S Shares
Year Ended 10/31/2024 12.13 0.43 1.90 2.33 (0.43) –
Year Ended 10/31/2023 12.10 0.41 0.02 0.43 (0.40) –
Year Ended 10/31/2022 15.30 0.32 (2.41) (2.09) (0.32) (0.79)
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Class A Shares
Year Ended 10/31/2024 12.17 0.40 1.90 2.30 (0.40) –
Year Ended 10/31/2023 12.13 0.38 0.02 0.40 (0.36) –
Year Ended 10/31/2022 15.33 0.29 (2.41) (2.12) (0.29) (0.79)
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
Global Stock Fund
Class S Shares
Year Ended 10/31/2024 24.16 0.50 6.83 7.33 (0.52) (0.98)
Year Ended 10/31/2023 23.00 0.51 1.45 1.96 (0.30) (0.50)
Year Ended 10/31/2022 33.09 0.30 (6.17) (5.87) (0.32) (3.90)
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Class A Shares
Year Ended 10/31/2024 23.77 0.44 6.69 7.13 (0.44) (0.98)
Year Ended 10/31/2023 22.64 0.43 1.42 1.85 (0.22) (0.50)
Year Ended 10/31/2022 32.65 0.20 (6.08) (5.88) (0.23) (3.90)
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
Year Ended 10/31/2020 26.16 0.15 0.62 0.77 (0.32) (2.79)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.66) $ 20.12 30.60% $ 1,433.9 0.75% 1.41% 0.92% 1.24% 48%
(0.39) 15.99 4.76% 1,013.5 0.77% 1.28% 0.95% 1.10% 43%
(1.99) 15.65 (17.80)% 865.1 0.77% 0.67% 0.96% 0.49% 42%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(0.63) 19.85 30.33% 1,282.2 0.93% 1.27% 1.10% 1.10% 48%
(0.37) 15.79 4.63% 1,030.1 0.94% 1.14% 1.12% 0.96% 43%
(1.96) 15.45 (17.92)% 1,017.5 0.93% 0.54% 1.12% 0.35% 42%
(0.53) 20.79 39.05% 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.98) 15.41 5.12% 951.7 0.95% 0.57% 1.15% 0.37% 48%
(0.43) 14.03 19.36% 184.6 0.75% 3.14% 0.75% 3.14% 77%
(0.40) 12.13 3.46% 161.1 0.76% 3.23% 0.76% 3.23% 77%
(1.11) 12.10 (14.55)% 162.3 0.74% 2.42% 0.74% 2.42% 211%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(0.40) 14.07 19.04% 233.6 0.97% 2.93% 1.01% 2.89% 77%
(0.36) 12.17 3.28% 219.2 1.00% 2.99% 1.01% 2.98% 77%
(1.08) 12.13 (14.75)% 231.8 1.00% 2.16% 1.00% 2.16% 211%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%
(1.50) 29.99 31.31% 507.1 0.64% 1.88% 0.64% 1.88% 58%
(0.80) 24.16 8.72% 371.6 0.66% 2.07% 0.66% 2.07% 62%
(4.22) 23.00 (20.24)% 343.9 0.65% 1.18% 0.65% 1.18% 58%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(1.42) 29.48 30.91% 1,590.3 0.95% 1.57% 0.95% 1.57% 58%
(0.72) 23.77 8.34% 1,327.5 0.98% 1.75% 0.98% 1.75% 62%
(4.13) 22.64 (20.51)% 1,325.5 0.97% 0.85% 0.97% 0.85% 58%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%
(3.11) 23.82 2.78% 1,383.1 1.02% 0.75% 1.02% 0.75% 59%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Government Bond Fund
Class S Shares
Year Ended 10/31/2024 $ 8.27 $ 0.34 $ 0.50 $ 0.84 $ (0.34) $ –
Year Ended 10/31/2023 8.64 0.28 (0.37) (0.09) (0.28) –
Year Ended 10/31/2022 10.08 0.18 (1.44) (1.26) (0.18) –
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Class A Shares
Year Ended 10/31/2024 8.27 0.32 0.50 0.82 (0.32) –
Year Ended 10/31/2023 8.64 0.26 (0.37) (0.11) (0.26) –
Year Ended 10/31/2022 10.07 0.16 (1.43) (1.27) (0.16) –
Year Ended 10/31/2021 10.53 0.09 (0.24) (0.15) (0.09) (0.22)
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
High Income Municipal Bond Fund
Class S Shares
Year Ended 10/31/2024 8.59 0.39 1.08 1.47 (0.39) –
Year Ended 10/31/2023 8.63 0.34 (0.04) 0.30 (0.34) –
Year Ended 10/31/2022 10.95 0.28 (2.32) (2.04) (0.28) –
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
High Yield Fund
Class S Shares
Year Ended 10/31/2024 3.94 0.26 0.29 0.55 (0.26) –
Year Ended 10/31/2023 3.98 0.23 (0.03) 0.20 (0.24) –
Year Ended 10/31/2022 4.68 0.22 (0.70) (0.48) (0.22) –
Year Ended 10/31/2021 4.49 0.22 0.19 0.41 (0.22) –
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Class A Shares
Year Ended 10/31/2024 3.94 0.25 0.29 0.54 (0.25) –
Year Ended 10/31/2023 3.97 0.22 (0.02) 0.20 (0.23) –
Year Ended 10/31/2022 4.67 0.20 (0.69) (0.49) (0.21) –
Year Ended 10/31/2021 4.49 0.20 0.18 0.38 (0.20) –
Year Ended 10/31/2020 4.73 0.22 (0.23) (0.01) (0.23) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.34) $ 8.77 10.25% $ 32.3 0.52% 3.83% 0.92% 3.43% 379%
(0.28) 8.27 (1.21)% 79.1 0.53% 3.16% 0.70% 2.99% 230%
(0.18) 8.64 (12.60)% 80.8 0.59% 1.89% 0.68% 1.80% 372%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.32) 8.77 9.96% 1.9 0.78% 3.63% 1.49% 2.92% 379%
(0.26) 8.27 (1.43)% 2.1 0.75% 2.91% 1.21% 2.45% 230%
(0.16) 8.64 (12.68)% 2.5 0.77% 1.69% 1.18% 1.28% 372%
(0.31) 10.07 (1.50)% 3.6 0.85% 0.86% 1.09% 0.62% 427%
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.39) 9.67 17.26% 45.5 0.60% 4.10% 1.19% 3.51% 75%
(0.34) 8.59 3.36% 34.9 0.60% 3.77% 1.22% 3.15% 72%
(0.28) 8.63 (18.90)% 31.1 0.60% 2.77% 1.20% 2.18% 49%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%
(0.26) 4.23 14.25% 313.5 0.54% 6.28% 0.54% 6.28% 54%
(0.24) 3.94 4.99% 339.6 0.54% 5.78% 0.54% 5.78% 28%
(0.22) 3.98 (10.45)% 327.9 0.53% 5.01% 0.53% 5.01% 37%
(0.22) 4.68 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.25) 4.23 13.95% 319.9 0.81% 6.01% 0.81% 6.01% 54%
(0.23) 3.94 4.97% 312.8 0.81% 5.51% 0.81% 5.51% 28%
(0.21) 3.97 (10.73)% 327.1 0.80% 4.75% 0.80% 4.75% 37%
(0.20) 4.67 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%
(0.23) 4.49 (0.16)% 407.1 0.80% 4.96% 0.80% 4.96% 62%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Income Fund
Class S Shares
Year Ended 10/31/2024 $ 7.46 $ 0.35 $ 0.70 $ 1.05 $ (0.35) $ –
Year Ended 10/31/2023 7.53 0.32 (0.07) 0.25 (0.32) –
Year Ended 10/31/2022 9.79 0.27 (2.09) (1.82) (0.28) (0.16)
Year Ended 10/31/2021 9.98 0.27 0.08 0.35 (0.27) (0.27)
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Class A Shares
Year Ended 10/31/2024 7.46 0.33 0.70 1.03 (0.33) –
Year Ended 10/31/2023 7.53 0.30 (0.08) 0.22 (0.29) –
Year Ended 10/31/2022 9.80 0.25 (2.11) (1.86) (0.25) (0.16)
Year Ended 10/31/2021 9.99 0.25 0.07 0.32 (0.24) (0.27)
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
International Allocation Fund
Class S Shares
Year Ended 10/31/2024 9.18 0.25 1.80 2.05 (0.31) –
Year Ended 10/31/2023 8.36 0.27 0.74 1.01 (0.19) –
Year Ended 10/31/2022 12.21 0.19 (2.97) (2.78) (0.26) (0.81)
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Class A Shares
Year Ended 10/31/2024 9.12 0.23 1.77 2.00 (0.28) –
Year Ended 10/31/2023 8.29 0.25 0.73 0.98 (0.15) –
Year Ended 10/31/2022 12.13 0.15 (2.97) (2.82) (0.21) (0.81)
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
Year Ended 10/31/2020 10.16 0.12 (0.93) (0.81) (0.22) –
Large Cap Growth Fund
Class S Shares
Year Ended 10/31/2024 15.74 0.03 6.71 6.74 – (0.53)
Year Ended 10/31/2023 13.91 0.03 2.79 2.82 – (0.99)
Year Ended 10/31/2022 21.57 (0.05) (6.40) (6.45) – (1.21)
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Class A Shares
Year Ended 10/31/2024 13.38 (0.01) 5.67 5.66 – (0.53)
Year Ended 10/31/2023 12.01 0.02 2.34 2.36 – (0.99)
Year Ended 10/31/2022 18.84 (0.07) (5.55) (5.62) – (1.21)
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.35) $ 8.16 14.23% $ 889.7 0.47% 4.39% 0.47% 4.39% 45%
(0.32) 7.46 3.12% 659.6 0.47% 4.09% 0.47% 4.09% 48%
(0.44) 7.53 (19.20)% 622.3 0.46% 3.14% 0.46% 3.14% 39%
(0.54) 9.79 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.33) 8.16 13.91% 229.9 0.76% 4.10% 0.76% 4.10% 45%
(0.29) 7.46 2.82% 215.6 0.77% 3.79% 0.77% 3.79% 48%
(0.41) 7.53 (19.52)% 232.0 0.75% 2.84% 0.75% 2.84% 39%
(0.51) 9.80 3.23% 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%
(0.31) 10.92 22.60% 668.2 0.80% 2.31% 0.80% 2.31% 89%
(0.19) 9.18 12.15% 588.4 0.80% 2.64% 0.81% 2.62% 92%
(1.07) 8.36 (24.90)% 644.7 0.81% 2.03% 0.81% 2.03% 90%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.28) 10.84 22.10% 106.6 1.17% 1.95% 1.31% 1.81% 89%
(0.15) 9.12 11.89% 98.5 1.16% 2.32% 1.34% 2.14% 92%
(1.02) 8.29 (25.28)% 97.2 1.20% 1.62% 1.34% 1.48% 90%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%
(0.22) 9.13 (8.21)% 117.0 1.20% 1.07% 1.38% 0.89% 105%
(0.53) 21.95 43.73% 2,610.7 0.74% 0.16% 0.74% 0.16% 44%
(0.99) 15.74 21.97% 1,751.7 0.76% 0.25% 0.76% 0.25% 52%
(1.21) 13.91 (31.65)% 1,339.4 0.76% (0.25)% 0.76% (0.25)% 51%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(0.53) 18.51 43.36% 543.5 1.01% (0.11)% 1.01% (0.11)% 44%
(0.99) 13.38 21.60% 382.7 1.06% (0.04)% 1.06% (0.04)% 52%
(1.21) 12.01 (31.84)% 318.8 1.06% (0.55)% 1.06% (0.55)% 51%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Large Cap Value Fund
Class S Shares
Year Ended 10/31/2024 $ 25.36 $ 0.56 $ 6.87 $ 7.43 $ (0.47) $ (0.50)
Year Ended 10/31/2023 26.77 0.53 (0.32) 0.21 (0.47) (1.15)
Year Ended 10/31/2022 30.00 0.52 (1.52) (1.00) (0.36) (1.87)
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Class A Shares
Year Ended 10/31/2024 25.10 0.52 6.75 7.27 (0.39) (0.50)
Year Ended 10/31/2023 26.51 0.47 (0.34) 0.13 (0.39) (1.15)
Year Ended 10/31/2022 29.73 0.41 (1.49) (1.08) (0.27) (1.87)
Year Ended 10/31/2021 20.42 0.30 10.47 10.77 (0.28) (1.18)
Year Ended 10/31/2020 22.51 0.37 (2.10) (1.73) (0.36) –
Limited Maturity Bond Fund
Class S Shares
Year Ended 10/31/2024 11.87 0.46 0.51 0.97 (0.46) –
Year Ended 10/31/2023 11.65 0.35 0.23 0.58 (0.36) –
Year Ended 10/31/2022 12.65 0.21 (0.98) (0.77) (0.22) (0.01)
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Class A Shares
Year Ended 10/31/2024 11.87 0.44 0.51 0.95 (0.44) –
Year Ended 10/31/2023 11.66 0.34 0.21 0.55 (0.34) –
Year Ended 10/31/2022 12.65 0.19 (0.97) (0.78) (0.20) (0.01)
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Mid Cap Growth Fund
Class S Shares
Year Ended 10/31/2024 11.48 (0.04) 3.29 3.25 – –
Year Ended 10/31/2023 11.74 (0.03) (0.23) (0.26) – –
Year Ended 10/31/2022 17.34 (0.05) (5.05) (5.10) – (0.50)
Year Ended 10/31/2021 12.65 (0.07) 5.18 5.11 – (0.42)
Year Ended 10/31/2020
(d)
10.00 (0.05) 2.70 2.65 – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Since fund inception, February 28, 2020.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.97) $ 31.82 29.86% $ 2,210.6 0.56% 1.94% 0.56% 1.94% 29%
(1.62) 25.36 0.75% 1,640.0 0.56% 2.08% 0.56% 2.08% 21%
(2.23) 26.77 (3.61)% 1,556.5 0.55% 1.96% 0.55% 1.96% 21%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(0.89) 31.48 29.47% 315.6 0.84% 1.66% 0.84% 1.66% 29%
(1.54) 25.10 0.46% 267.9 0.85% 1.79% 0.85% 1.79% 21%
(2.14) 26.51 (3.89)% 288.6 0.85% 1.65% 0.85% 1.65% 21%
(1.46) 29.73 54.89% 296.5 0.86% 1.25% 0.86% 1.25% 23%
(0.36) 20.42 (7.90)% 193.5 0.91% 1.64% 0.91% 1.64% 34%
(0.46) 12.38 8.26% 1,118.6 0.43% 3.72% 0.43% 3.72% 64%
(0.36) 11.87 5.01% 1,052.2 0.43% 2.98% 0.43% 2.98% 53%
(0.23) 11.65 (6.16)% 1,113.7 0.42% 1.69% 0.42% 1.69% 50%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.44) 12.38 8.10% 228.2 0.59% 3.56% 0.59% 3.56% 64%
(0.34) 11.87 4.76% 240.9 0.58% 2.82% 0.58% 2.82% 53%
(0.21) 11.66 (6.22)% 285.3 0.57% 1.54% 0.57% 1.54% 50%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
– 14.73 28.31% 33.7 0.90% (0.31)% 1.64% (1.05)% 64%
– 11.48 (2.21)% 25.1 0.90% (0.36)% 1.82% (1.28)% 42%
(0.50) 11.74 (30.15)% 20.3 0.90% (0.50)% 2.08% (1.69)% 33%
(0.42) 17.34 41.11% 19.3 0.92% (0.58)% 2.33% (1.99)% 61%
– 12.65 26.50% 6.0 1.00% (0.62)% 3.60% (3.23)% 57%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Mid Cap Stock Fund
Class S Shares
Year Ended 10/31/2024 $ 29.59 $ 0.24 $ 8.07 $ 8.31 $ (0.15) $ (0.35)
Year Ended 10/31/2023 31.71 0.13 (1.38) (1.25) (0.11) (0.76)
Year Ended 10/31/2022 41.63 0.05 (5.87) (5.82) (0.04) (4.06)
Year Ended 10/31/2021
(d)
28.04 0.05 14.62 14.67 (0.09) (0.99)
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Class A Shares
Year Ended 10/31/2024 25.02 0.09 6.87 6.96 (0.09) (0.35)
Year Ended 10/31/2023 26.95 0.07 (1.19) (1.12) (0.05) (0.76)
Year Ended 10/31/2022 36.05 0.04 (5.08) (5.04) – (4.06)
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
Mid Cap Value Fund
Class S Shares
Year Ended 10/31/2024 14.29 0.24 3.81 4.05 (0.16) –
Year Ended 10/31/2023 15.09 0.20 (0.55) (0.35) (0.13) (0.32)
Year Ended 10/31/2022 16.16 0.14 (0.55) (0.41) (0.04) (0.62)
Year Ended 10/31/2021 10.20 0.07 5.97 6.04 (0.08) –
Year Ended 10/31/2020
(e)
10.00 0.05 0.15 0.20 – –
Moderate Allocation Fund
Class S Shares
Year Ended 10/31/2024 13.56 0.35 3.02 3.37 (0.36) (0.14)
Year Ended 10/31/2023 13.26 0.29 0.30 0.59 (0.29) –
Year Ended 10/31/2022 16.94 0.20 (2.81) (2.61) (0.27) (0.80)
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Class A Shares
Year Ended 10/31/2024 13.52 0.31 3.02 3.33 (0.33) (0.14)
Year Ended 10/31/2023 13.22 0.26 0.30 0.56 (0.26) –
Year Ended 10/31/2022 16.89 0.16 (2.80) (2.64) (0.23) (0.80)
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Per share amounts have been calculated using the average shares method.
Since fund inception, February 28, 2020.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.50) $ 37.40 28.27% $ 2,499.9 0.74% 0.58% 0.74% 0.58% 42%
(0.87) 29.59 (4.05)% 2,274.6 0.75% 0.50% 0.75% 0.50% 32%
(4.10) 31.71 (15.41)% 2,083.1 0.75% 0.29% 0.75% 0.29% 27%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(0.44) 31.54 28.01% 1,459.0 0.96% 0.35% 0.96% 0.35% 42%
(0.81) 25.02 (4.28)% 1,235.3 0.97% 0.28% 0.97% 0.28% 32%
(4.06) 26.95 (15.62)% 1,370.5 0.97% 0.07% 0.97% 0.07% 27%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%
(0.16) 18.18 28.45% 39.7 0.90% 1.37% 1.42% 0.85% 61%
(0.45) 14.29 (2.40)% 33.2 0.90% 1.42% 1.56% 0.76% 43%
(0.66) 15.09 (2.70)% 19.8 0.90% 1.07% 2.04% (0.07)% 31%
(0.08) 16.16 59.38% 12.0 0.92% 0.53% 2.73% (1.28)% 36%
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%
(0.50) 16.43 25.17% 1,789.3 0.54% 2.23% 0.74% 2.03% 50%
(0.29) 13.56 4.42% 1,416.0 0.56% 2.10% 0.75% 1.91% 41%
(1.07) 13.26 (16.35)% 1,328.1 0.56% 1.32% 0.74% 1.14% 96%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(0.47) 16.38 24.90% 2,011.4 0.77% 2.01% 0.97% 1.81% 50%
(0.26) 13.52 4.19% 1,737.4 0.79% 1.88% 0.98% 1.69% 41%
(1.03) 13.22 (16.54)% 1,791.8 0.79% 1.10% 0.98% 0.91% 96%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderately Aggressive Allocation Fund
Class S Shares
Year Ended 10/31/2024 $ 14.82 $ 0.31 $ 3.69 $ 4.00 $ (0.29) $ (0.31)
Year Ended 10/31/2023 14.61 0.25 0.42 0.67 (0.18) (0.28)
Year Ended 10/31/2022 18.97 0.18 (3.27) (3.09) (0.27) (1.00)
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Class A Shares
Year Ended 10/31/2024 14.65 0.28 3.64 3.92 (0.26) (0.31)
Year Ended 10/31/2023 14.45 0.22 0.41 0.63 (0.15) (0.28)
Year Ended 10/31/2022 18.78 0.13 (3.23) (3.10) (0.23) (1.00)
Year Ended 10/31/2021 15.16 0.10 4.20 4.30 (0.12) (0.56)
Year Ended 10/31/2020 15.24 0.15 0.70 0.85 (0.17) (0.76)
Moderately Conservative Allocation Fund
Class S Shares
Year Ended 10/31/2024 11.29 0.36 1.84 2.20 (0.37) –
Year Ended 10/31/2023 11.27 0.32 0.01 0.33 (0.31) –
Year Ended 10/31/2022 13.97 0.22 (2.36) (2.14) (0.26) (0.30)
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Class A Shares
Year Ended 10/31/2024 11.25 0.33 1.83 2.16 (0.34) –
Year Ended 10/31/2023 11.23 0.29 0.01 0.30 (0.28) –
Year Ended 10/31/2022 13.92 0.19 (2.35) (2.16) (0.23) (0.30)
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Money Market Fund
Class S Shares
Year Ended 10/31/2024 1.00 0.05 – 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Class A Shares
Year Ended 10/31/2024 1.00 0.05 – 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.60) $ 18.22 27.53% $ 2,172.6 0.58% 1.81% 0.81% 1.58% 38%
(0.46) 14.82 4.68% 1,448.5 0.60% 1.63% 0.83% 1.39% 34%
(1.27) 14.61 (17.47)% 1,296.1 0.60% 1.03% 0.83% 0.80% 62%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(0.57) 18.00 27.26% 2,564.2 0.79% 1.67% 1.02% 1.44% 38%
(0.43) 14.65 4.43% 2,150.4 0.80% 1.45% 1.03% 1.22% 34%
(1.23) 14.45 (17.66)% 2,168.1 0.80% 0.86% 1.03% 0.62% 62%
(0.68) 18.78 29.10% 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.93) 15.16 5.77% 2,234.1 0.83% 1.03% 1.05% 0.81% 81%
(0.37) 13.12 19.64% 518.6 0.57% 2.84% 0.73% 2.68% 54%
(0.31) 11.29 2.88% 459.6 0.58% 2.67% 0.73% 2.53% 49%
(0.56) 11.27 (15.80)% 471.9 0.58% 1.76% 0.72% 1.62% 140%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.34) 13.07 19.33% 598.8 0.81% 2.61% 0.97% 2.45% 54%
(0.28) 11.25 2.63% 572.4 0.82% 2.43% 0.97% 2.29% 49%
(0.53) 11.23 (16.00)% 621.1 0.82% 1.52% 0.96% 1.38% 140%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.05) 1.00 5.14% 2,102.7 0.33% 5.02% 0.33% 5.02% N/A
(0.04) 1.00 4.56% 1,405.1 0.37% 4.63% 0.37% 4.63% N/A
(0.01) 1.00 0.67% 536.4 0.40% 0.85% 0.41% 0.84% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.05) 1.00 5.15% 742.1 0.33% 5.03% 0.38% 4.98% N/A
(0.04) 1.00 4.55% 616.6 0.39% 4.52% 0.44% 4.47% N/A
(0.01) 1.00 0.61% 409.5 0.44% 0.65% 0.50% 0.58% N/A
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A
(0.01) 1.00 0.52% 399.4 0.37% 0.49% 0.61% 0.25% N/A

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Municipal Bond Fund
Class S Shares
Year Ended 10/31/2024 $ 9.38 $ 0.36 $ 0.89 $ 1.25 $ (0.37) $ –
Year Ended 10/31/2023 9.58 0.33 (0.19) 0.14 (0.34) –
Year Ended 10/31/2022 11.51 0.30 (1.91) (1.61) (0.32) –
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Class A Shares
Year Ended 10/31/2024 9.38 0.33 0.89 1.22 (0.34) –
Year Ended 10/31/2023 9.58 0.30 (0.18) 0.12 (0.32) –
Year Ended 10/31/2022 11.51 0.27 (1.90) (1.63) (0.30) –
Year Ended 10/31/2021 11.42 0.29 0.11 0.40 (0.31) –
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
Opportunity Income Plus Fund
Class S Shares
Year Ended 10/31/2024 8.46 0.45 0.61 1.06 (0.45) –
Year Ended 10/31/2023 8.57 0.43 (0.11) 0.32 (0.43) –
Year Ended 10/31/2022 10.13 0.34 (1.54) (1.20) (0.36) –
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Class A Shares
Year Ended 10/31/2024 8.46 0.42 0.61 1.03 (0.42) –
Year Ended 10/31/2023 8.57 0.40 (0.10) 0.30 (0.41) –
Year Ended 10/31/2022 10.13 0.32 (1.55) (1.23) (0.33) –
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
Year Ended 10/31/2020 10.11 0.32 (0.14) 0.18 (0.32) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.37) $ 10.26 13.36% $ 397.4 0.51% 3.52% 0.57% 3.46% 28%
(0.34) 9.38 1.32% 341.8 0.52% 3.29% 0.56% 3.26% 37%
(0.32) 9.58 (14.22)% 357.1 0.54% 2.81% 0.54% 2.81% 42%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.34) 10.26 13.07% 809.7 0.76% 3.27% 0.76% 3.27% 28%
(0.32) 9.38 1.08% 829.3 0.76% 3.06% 0.76% 3.06% 37%
(0.30) 9.58 (14.40)% 923.5 0.74% 2.61% 0.74% 2.61% 42%
(0.31) 11.51 3.52% 1,186.3 0.74% 2.49% 0.74% 2.49% 16%
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%
(0.45) 9.07 12.67% 681.9 0.63% 4.97% 0.63% 4.97% 107%
(0.43) 8.46 3.68% 481.4 0.64% 4.88% 0.64% 4.88% 81%
(0.36) 8.57 (12.07)% 450.7 0.62% 3.63% 0.62% 3.63% 175%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.42) 9.07 12.39% 159.1 0.89% 4.71% 0.89% 4.71% 107%
(0.41) 8.46 3.42% 165.3 0.90% 4.62% 0.90% 4.62% 81%
(0.33) 8.57 (12.29)% 182.5 0.88% 3.38% 0.88% 3.38% 175%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%
(0.32) 9.97 1.83% 238.6 0.88% 3.19% 0.88% 3.19% 186%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Small Cap Growth Fund
Class S Shares
Year Ended 10/31/2024 $ 13.66 $ (0.06) $ 4.18 $ 4.12 $ – $ –
Year Ended 10/31/2023 15.36 – (1.70) (1.70) – –
Year Ended 10/31/2022 20.48 (0.09) (4.57) (4.66) – (0.46)
Year Ended 10/31/2021 14.80 (0.07) 6.14 6.07 – (0.39)
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Small Cap Stock Fund
Class S Shares
Year Ended 10/31/2024 24.70 0.15 7.83 7.98 (0.14) –
Year Ended 10/31/2023 29.22 0.15 (2.14) (1.99) (0.11) (2.42)
Year Ended 10/31/2022 35.75 0.09 (2.96) (2.87) (0.18) (3.48)
Year Ended 10/31/2021
(d)
23.03 0.08 13.11 13.19 (0.18) (0.29)
Year Ended 10/31/2020
(d)
24.44 0.13 0.55 0.68 (0.11) (1.98)
Class A Shares
Year Ended 10/31/2024 18.04 0.03 5.74 5.77 (0.09) –
Year Ended 10/31/2023 22.04 0.11 (1.62) (1.51) (0.07) (2.42)
Year Ended 10/31/2022 27.87 0.08 (2.31) (2.23) (0.12) (3.48)
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
Per share amounts have been calculated using the average shares outstanding method.
All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ 17.78 30.16% $ 225.1 0.95% (0.32)% 1.09% (0.46)% 67%
– 13.66 (11.07)% 190.4 0.95% (0.19)% 1.14% (0.38)% 64%
(0.46) 15.36 (23.18)% 147.0 0.95% (0.57)% 1.16% (0.78)% 53%
(0.39) 20.48 41.54% 181.4 0.95% (0.55)% 1.21% (0.81)% 42%
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.14) 32.54 32.34% 2,720.2 0.78% 0.51% 0.78% 0.51% 54%
(2.53) 24.70 (7.29)% 1,812.2 0.81% 0.60% 0.81% 0.60% 48%
(3.66) 29.22 (8.92)% 1,270.5 0.82% 0.45% 0.82% 0.45% 42%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(0.09) 23.72 32.04% 561.0 1.01% 0.30% 1.01% 0.30% 54%
(2.49) 18.04 (7.53)% 464.9 1.04% 0.39% 1.04% 0.39% 48%
(3.60) 22.04 (9.15)% 519.4 1.05% 0.20% 1.05% 0.20% 42%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%

Federal Tax Information
(unaudited)
Shareholder Notification of Federal Tax Information
The following information is provided solely to satisfy the requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distribution in February 2025.
The Funds designate the percentage of dividends declared from net investment income as (1) for corporations, dividends qualifying for the 70% dividends received, and (2) for individuals, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation
Act of 2003 as follows:
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, the Funds hereby designate the following amounts as long-term capital gains distributed during the year ended October 31, 2024, or if subsequently determined to be different, the net capital gain of such year:
These amounts may include earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.
The Municipal Bond Fund and High Income Municipal Bond Fund designate 99.83% and 99.52% of the dividends declared from net investment income, respectively, as exempt from federal income tax for the tax period ended October 31, 2024.
Fund
Dividends
Received
Deduction for
Corporations
Qualified
Dividend
Income for
Individuals
Aggressive Allocation 3 4% 48%
Balanced Income Plus 15% 22%
Global Stock 34% 76%
International Allocation 0% 94%
Large Cap Value 94% 96%
Mid Cap Stock 100% 100%
Mid Cap Value 100% 100%
Moderate Allocation 1 5% 20%
Moderately Aggressive Allocation 27% 40%
Moderately Conservative Allocation 1 2% 16%
Opportunity Income Plus 3% 3%
Small Cap Stock 100% 100%
Fund
Distributions of Long-
Term Capital Gains
Aggressive Allocation $59,499,067
Global Stock 72,948,374
Large Cap Growth 80,759,771
Large Cap Value 43,204,433
Mid Cap Stock 55,531,762
Mid Cap Value 196,952
Moderate Allocation 37,394,389
Moderately Aggressive Allocation 82,373,469
Money Market 13,496

Change in and Disagreement with Accountants
Not Applicable

Proxy Disclosure
Not Applicable

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on August 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds
(the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act
(the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement, as amended (the
“Advisory Agreement”) between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust
(each, a “Fund”).
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement. In connection with its evaluation of Advisory Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The advisory fee and net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Funds grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on four occasions in 2024 --
February 27, May 21, July 11 and August 20 -- to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. During the annual contract renewal process, the Independent Trustees requested, and the Adviser furnished, supplemental information for the Board’s consideration. The Independent Trustees also retained the services of Management Practice LLC (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to peer groups of comparable funds; performance volatility based on standard deviation; overall Morningstar ratings of the Funds; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the
Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-
Fund analyses and an independent assessment of information relating to the Funds and the Advisory Agreement.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds. Each Independent

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Funds.
The Board received reports and presentations about the Funds at each of its quarterly meetings from the Adviser’s representatives.  These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds.
The Adviser reviewed with the Board the services provided by the Adviser.  The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The
Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and
Compliance Committee and the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer follow up as needed on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, operations, and the Adviser’s oversight of other service providers to the Funds. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.
Investment Performance
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer universe, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the three-
year average performance ranking of the Class A and Class S shares (with equal weighting for each Fund and for the period ended June 30, 2024) was 46% and 42%, respectively (with 1% being the best performance). The Board also considered risk metrics, including standard deviations of return, and various factors affecting performance. The Board concluded that the

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fees of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the
Adviser comparing each Fund’s advisory fee with the median advisory fee for the relevant Morningstar peer universe. The
Board conducted its review on a Fund-by-Fund basis. It noted that the advisory fees for 79% of Funds (Class A) and 76% of
Funds (Class S) were below the median of the relevant MPI peer group and that the advisory fees for 79% of Funds (Class A)
and 68% of Funds (Class S) were below the median of the relevant Morningstar peer group. The Board reviewed information and explanations provided by the Adviser and MPI regarding the Fund advisory fees that were greater than the median of the relevant MPI peer group or Morningstar peer group.
The Board reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser comparing each Fund’s overall expense ratio with the median overall expense ratio for the relevant Morningstar peer universe. With respect to each asset allocation Fund, the Board reviewed information prepared by the Adviser and MPI showing the overall expense ratio both with and without the expenses related to the Fund’s investment in underlying private equity investment funds. The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The Board conducted its review on a Fund-by-Fund basis. It noted that the overall expense ratios for 79% of Funds (Class A) and 92% of Funds (Class S) were below the median of the relevant MPI peer group and that the overall expense ratios for 79% of Funds (Class A) and 84% of Funds (Class S) were below the median of the relevant
Morningstar peer group (using expense ratios without private equity). The Board reviewed information and explanations provided by the Adviser and MPI regarding private equity expenses and the Fund overall expense ratios that were greater than the median of the relevant MPI peer group or Morningstar peer group.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory Agreement were reasonable.
Cost of Services, Profitability and Economies of Scale
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management)
conducted a review of such allocations and provided a report to the Board, which included an assessment of the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s views on whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible. Such benefits may include the ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issuers or other market participants, including private equity sponsors, the engagement of affiliates as service providers to the Funds, research received by the Adviser generated from soft dollar commissions for portfolio trading, and fees collected by affiliates for services provided to the Funds. The
Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  December 27, 2024                                                            Thrivent Mutual Funds

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  December 27, 2024                                                            By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  December 27, 2024                                                            By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)